UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2014

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2014

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	39
Multi-Managed Income/Equity Portfolio	76
Multi-Managed Income Portfolio	108
Asset Allocation: Diversified Growth Portfolio	140
Stock Portfolio	183
Seasons Select
Large Cap Growth Portfolio	187
Large Cap Value Portfolio	197
Mid Cap Growth Portfolio	206
Mid Cap Value Portfolio	221
Small Cap Portfolio	233
International Equity Portfolio	249
Diversified Fixed Income Portfolio	261
Real Return Portfolio	311
Cash Management Portfolio	315
Seasons Focused
Focus Growth Portfolio	319
Focus Value Portfolio	322
Seasons Managed Allocation
Allocation Growth Portfolio	325
Allocation Moderate Growth Portfolio	327
Allocation Moderate Portfolio	329
Allocation Balanced Portfolio	331
Statements of Assets and Liabilities	334
Statements of Operations	342
Statements of Changes in Net Assets	346
Notes to Financial Statements	353
Financial Highlights	412
Supplement to Prospectus	426

Dear Seasons Series Trust Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our Life Companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2014.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

November 3, 2014

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2014

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2014 and held until September 30, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2014" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the six months ended September 30, 2014" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2014" would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the six months ended September 30, 2014" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the six months ended September 30, 2014" would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2014

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2014	Ending Account Value Using Actual Return at September 30, 2014	Expenses Paid During the Six Months Ended September 30, 2014*	Beginning Account Value at April 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2014	Expenses Paid During the Six Months Ended September 30, 2014*	Annualized Expense Ratio*
Multi-Managed Growth
Class 1	$1,000.00	$1,022.82	$5.73	$1,000.00	$1,019.40	$5.72	1.13%
Class 2	$1,000.00	$1,021.84	$6.54	$1,000.00	$1,018.60	$6.53	1.29%
Class 3	$1,000.00	$1,021.39	$7.04	$1,000.00	$1,018.10	$7.03	1.39%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,020.20	$5.11	$1,000.00	$1,020.00	$5.11	1.01%
Class 2	$1,000.00	$1,018.92	$5.87	$1,000.00	$1,019.25	$5.87	1.16%
Class 3	$1,000.00	$1,018.98	$6.38	$1,000.00	$1,018.75	$6.38	1.26%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,028.15	$5.08	$1,000.00	$1,020.05	$5.06	1.00%
Class 2	$1,000.00	$1,027.41	$5.84	$1,000.00	$1,019.30	$5.82	1.15%
Class 3	$1,000.00	$1,026.71	$6.35	$1,000.00	$1,018.80	$6.33	1.25%
Multi-Managed Income
Class 1	$1,000.00	$1,022.31	$5.02	$1,000.00	$1,020.10	$5.01	0.99%
Class 2	$1,000.00	$1,020.70	$5.77	$1,000.00	$1,019.35	$5.77	1.14%
Class 3	$1,000.00	$1,020.76	$6.28	$1,000.00	$1,018.85	$6.28	1.24%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,030.82	$4.94	$1,000.00	$1,020.21	$4.91	0.97%
Class 2	$1,000.00	$1,030.07	$5.70	$1,000.00	$1,019.45	$5.67	1.12%
Class 3	$1,000.00	$1,029.34	$6.21	$1,000.00	$1,018.95	$6.17	1.22%
Stock
Class 1	$1,000.00	$1,055.12	$4.59	$1,000.00	$1,020.61	$4.51	0.89%
Class 2	$1,000.00	$1,054.10	$5.36	$1,000.00	$1,019.85	$5.27	1.04%
Class 3	$1,000.00	$1,053.67	$5.87	$1,000.00	$1,019.35	$5.77	1.14%
Large Cap Growth
Class 1	$1,000.00	$1,067.78	$4.35	$1,000.00	$1,020.86	$4.26	0.84%
Class 2	$1,000.00	$1,067.31	$5.13	$1,000.00	$1,020.10	$5.01	0.99%
Class 3	$1,000.00	$1,066.27	$5.65	$1,000.00	$1,019.60	$5.52	1.09%
Large Cap Value
Class 1	$1,000.00	$1,042.86	$4.10	$1,000.00	$1,021.06	$4.05	0.80%
Class 2	$1,000.00	$1,041.67	$4.86	$1,000.00	$1,020.31	$4.81	0.95%
Class 3	$1,000.00	$1,041.12	$5.37	$1,000.00	$1,019.80	$5.32	1.05%
Mid Cap Growth
Class 1	$1,000.00	$1,018.73	$4.76	$1,000.00	$1,020.36	$4.76	0.94%
Class 2	$1,000.00	$1,018.05	$5.51	$1,000.00	$1,019.60	$5.52	1.09%
Class 3	$1,000.00	$1,017.11	$6.02	$1,000.00	$1,019.10	$6.02	1.19%
Mid Cap Value
Class 1	$1,000.00	$1,025.25	$4.62	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$1,024.31	$5.38	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$1,023.87	$5.89	$1,000.00	$1,019.25	$5.87	1.16%
Small Cap
Class 1	$1,000.00	$943.26	$4.58	$1,000.00	$1,020.36	$4.76	0.94%
Class 2	$1,000.00	$943.48	$5.31	$1,000.00	$1,019.60	$5.52	1.09%
Class 3	$1,000.00	$942.73	$5.80	$1,000.00	$1,019.10	$6.02	1.19%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2014

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2014	Ending Account Value Using Actual Return at September 30, 2014	Expenses Paid During the Six Months Ended September 30, 2014*	Beginning Account Value at April 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2014	Expenses Paid During the Six Months Ended September 30, 2014*	Annualized Expense Ratio*
International Equity
Class 1	$1,000.00	$981.13	$4.92	$1,000.00	$1,020.10	$5.01	0.99%
Class 2	$1,000.00	$981.13	$5.66	$1,000.00	$1,019.35	$5.77	1.14%
Class 3	$1,000.00	$981.07	$6.16	$1,000.00	$1,018.85	$6.28	1.24%
Diversified Fixed Income
Class 1	$1,000.00	$1,016.41	$3.49	$1,000.00	$1,021.61	$3.50	0.69%
Class 2	$1,000.00	$1,016.44	$4.25	$1,000.00	$1,020.86	$4.26	0.84%
Class 3	$1,000.00	$1,014.77	$4.75	$1,000.00	$1,020.36	$4.76	0.94%
Real Return
Class 1	$1,000.00	$1,012.32	$3.28	$1,000.00	$1,021.81	$3.29	0.65%
Class 3	$1,000.00	$1,011.33	$4.54	$1,000.00	$1,020.56	$4.56	0.90%
Cash Management#
Class 1	$1,000.00	$999.06	$2.26	$1,000.00	$1,022.81	$2.28	0.45%
Class 2	$1,000.00	$997.16	$3.00	$1,000.00	$1,022.06	$3.04	0.60%
Class 3	$1,000.00	$997.15	$3.50	$1,000.00	$1,021.56	$3.55	0.70%
Focus Growth
Class 1	$1,000.00	$1,069.08	$5.55	$1,000.00	$1,019.70	$5.42	1.07%
Class 2	$1,000.00	$1,068.10	$6.32	$1,000.00	$1,018.95	$6.17	1.22%
Class 3	$1,000.00	$1,068.18	$6.84	$1,000.00	$1,018.45	$6.68	1.32%
Focus Value#
Class 1	$1,000.00	$1,046.81	$5.18	$1,000.00	$1,020.00	$5.11	1.01%
Class 2	$1,000.00	$1,046.28	$5.95	$1,000.00	$1,019.25	$5.87	1.16%
Class 3	$1,000.00	$1,045.79	$6.46	$1,000.00	$1,018.75	$6.38	1.26%
Allocation Growth
Class 3	$1,000.00	$1,016.77	$0.86	$1,000.00	$1,024.22	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,016.81	$0.71	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$1,018.90	$0.71	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$1,020.51	$0.71	$1,000.00	$1,024.37	$0.71	0.14%

*  Expenses are equal to each Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2014" and "Annualized Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2014" and the "Annualized Expense Ratio" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	5.7%
United States Treasury Notes	4.9
Diversified Financial Services	4.3
Medical-Biomedical/Gene	3.4
Medical-Drugs	3.4
Real Estate Investment Trusts	3.3
Repurchase Agreements	3.2
Computers	3.2
Diversified Banking Institutions	2.9
Web Portals/ISP	2.3
Oil Companies-Exploration & Production	2.3
Banks-Commercial	1.9
Multimedia	1.7
Banks-Super Regional	1.4
Cable/Satellite TV	1.3
Semiconductor Components-Integrated Circuits	1.3
Diversified Manufacturing Operations	1.3
Oil-Field Services	1.2
Chemicals-Diversified	1.1
Government National Mtg. Assoc.	1.1
Beverages-Non-alcoholic	1.1
Cosmetics & Toiletries	1.1
Applications Software	1.1
Transport-Rail	1.0
Electronic Components-Misc.	1.0
Retail-Restaurants	0.9
Telecom Services	0.9
Time Deposits	0.8
United States Treasury Bonds	0.8
Metal Processors & Fabrication	0.8
Pharmacy Services	0.8
E-Commerce/Products	0.8
Finance-Credit Card	0.8
Commercial Services-Finance	0.8
Oil Companies-Integrated	0.8
Electric-Integrated	0.7
Electronic Components-Semiconductors	0.7
Computer Services	0.7
Food-Retail	0.7
Internet Content-Entertainment	0.7
Finance-Investment Banker/Broker	0.7
Insurance-Life/Health	0.7
Medical-HMO	0.6
Transport-Services	0.6
Instruments-Controls	0.6
Retail-Building Products	0.6
Enterprise Software/Service	0.6
Telephone-Integrated	0.6
Airlines	0.5
Medical Products	0.5
Wireless Equipment	0.5
Tobacco	0.5
E-Commerce/Services	0.5
Aerospace/Defense-Equipment	0.5
Industrial Gases	0.5
Electronic Connectors	0.5
Federal Home Loan Mtg. Corp.	0.5
Athletic Footwear	0.5
Therapeutics	0.5
Cellular Telecom	0.5
Retail-Auto Parts	0.5%
Retail-Drug Store	0.5
Apparel Manufacturers	0.5
Pipelines	0.4
Electronic Security Devices	0.4
Medical-Hospitals	0.4
Distribution/Wholesale	0.4
Machinery-General Industrial	0.4
Semiconductor Equipment	0.4
Food-Confectionery	0.4
Oil Refining & Marketing	0.4
Hotels/Motels	0.4
Retail-Regional Department Stores	0.4
Computer Aided Design	0.4
Retail-Apparel/Shoe	0.4
Retail-Major Department Stores	0.4
Finance-Consumer Loans	0.4
Agricultural Chemicals	0.4
Insurance Brokers	0.4
Electronic Design Automation	0.4
Sovereign	0.4
Auto/Truck Parts & Equipment-Original	0.3
Human Resources	0.3
Engineering/R&D Services	0.3
Containers-Metal/Glass	0.3
Food-Misc./Diversified	0.3
Networking Products	0.3
Insurance-Multi-line	0.3
Retail-Catalog Shopping	0.3
Investment Management/Advisor Services	0.3
Medical Instruments	0.3
Transactional Software	0.3
Electric-Transmission	0.3
Casino Hotels	0.3
Computers-Memory Devices	0.3
Municipal Bonds	0.3
Telecommunication Equipment	0.3
Schools	0.3
Retail-Gardening Products	0.3
Containers-Paper/Plastic	0.3
Insurance-Property/Casualty	0.3
Television	0.2
Footwear & Related Apparel	0.2
Retail-Perfume & Cosmetics	0.2
Electronic Measurement Instruments	0.2
Finance-Other Services	0.2
Medical-Wholesale Drug Distribution	0.2
Retail-Jewelry	0.2
Chemicals-Specialty	0.2
Medical Information Systems	0.2
Retail-Mail Order	0.2
Gas-Distribution	0.2
Retail-Pet Food & Supplies	0.2
Transport-Truck	0.2
Computers-Integrated Systems	0.2
Energy-Alternate Sources	0.2
Real Estate Management/Services	0.2
Machinery-Construction & Mining	0.2
Savings & Loans/Thrifts	0.2
Food-Wholesale/Distribution	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Entertainment Software	0.2%
Paper & Related Products	0.2
Retail-Appliances	0.2
Retail-Bookstores	0.2
Toys	0.2
Audio/Video Products	0.2
Electric Products-Misc.	0.2
Coal	0.2
Retail-Discount	0.2
Steel-Producers	0.1
Finance-Auto Loans	0.1
Printing-Commercial	0.1
Data Processing/Management	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Auto-Heavy Duty Trucks	0.1
Beverages-Wine/Spirits	0.1
Poultry	0.1
Filtration/Separation Products	0.1
Building & Construction Products-Misc.	0.1
Insurance-Reinsurance	0.1
Computer Software	0.1
Oil Field Machinery & Equipment	0.1
Telecom Equipment-Fiber Optics	0.1
Lasers-System/Components	0.1
Lighting Products & Systems	0.1
Aerospace/Defense	0.1
Engines-Internal Combustion	0.1
Computer Data Security	0.1
Drug Delivery Systems	0.1
Real Estate Operations & Development	0.1
Research & Development	0.1
Power Converter/Supply Equipment	0.1
Electric-Generation	0.1
Internet Telephone	0.1
Metal-Copper	0.1
Vitamins & Nutrition Products	0.1
Medical Laser Systems	0.1
Internet Application Software	0.1
Brewery	0.1
Retail-Convenience Store	0.1
Insurance-Mutual	0.1
Finance-Leasing Companies	0.1
Security Services	0.1
Trucking/Leasing	0.1
Building-Residential/Commercial	0.1
Consulting Services	0.1
Web Hosting/Design	0.1
Machinery-Farming	0.1
Decision Support Software	0.1
Medical-Outpatient/Home Medical	0.1
Industrial Audio & Video Products	0.1
Gold Mining	0.1
103.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.0%
Advertising Services — 0.0%
Millennial Media, Inc.†	9,050	$16,833
Sizmek, Inc.†	935	7,237
		24,070
Aerospace/Defense — 0.1%
Boeing Co.	402	51,207
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	5,625	135,844
B/E Aerospace, Inc.†	945	79,323
United Technologies Corp.	1,113	117,533
		332,700
Agricultural Chemicals — 0.3%
Monsanto Co.	1,957	220,182
Airlines — 0.5%
Alaska Air Group, Inc.	2,450	106,673
United Continental Holdings, Inc.†	6,052	283,173
		389,846
Apparel Manufacturers — 0.4%
Carter's, Inc.	2,156	167,133
Michael Kors Holdings, Ltd.†	565	40,336
Ralph Lauren Corp.	347	57,161
		264,630
Applications Software — 1.1%
Actuate Corp.†	1,961	7,648
Five9, Inc.†	750	4,905
Globant SA†	375	5,276
Microsoft Corp.	13,210	612,416
Paycom Software, Inc.†	1,050	17,388
Red Hat, Inc.†	547	30,714
salesforce.com, Inc.†	1,285	73,926
		752,273
Athletic Footwear — 0.5%
NIKE, Inc., Class B	3,697	329,772
Audio/Video Products — 0.2%
TiVo, Inc.†	7,100	90,844
VOXX International Corp.†	2,275	21,158
		112,002
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.	1,827	27,021
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,531	87,076
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	890	46,823
Dana Holding Corp.	7,350	140,899
Tower International, Inc.†	1,700	42,823
		230,545
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	5,025	97,988
Security Description	Shares	Value (Note 2)
Banks-Commercial — 1.6%
1st Source Corp.	$625	$17,800
BancFirst Corp.	1,175	73,508
BancorpSouth, Inc.	2,600	52,364
Banner Corp.	625	24,044
BBCN Bancorp, Inc.	875	12,766
Capital Bank Financial Corp., Class A†	2,700	64,476
Cathay General Bancorp	1,000	24,830
Central Pacific Financial Corp.	4,900	87,857
Chemical Financial Corp.	400	10,756
Citizens & Northern Corp.	250	4,750
City Holding Co.	650	27,384
CoBiz Financial, Inc.	725	8,105
CVB Financial Corp.	4,400	63,140
East West Bancorp, Inc.	149	5,066
First Commonwealth Financial Corp.	7,025	58,940
First Financial Bancorp	600	9,498
First Interstate BancSystem, Inc.	625	16,606
FNB Corp.	1,600	19,184
Guaranty Bancorp	450	6,080
MainSource Financial Group, Inc.	625	10,781
National Penn Bancshares, Inc.	750	7,282
OFG Bancorp	2,800	41,944
OmniAmerican Bancorp, Inc.	375	9,746
PacWest Bancorp	3,637	149,954
Regions Financial Corp.	4,605	46,234
Sierra Bancorp	300	5,028
Simmons First National Corp., Class A	750	28,890
Southwest Bancorp, Inc.	1,650	27,060
Suffolk Bancorp	1,375	26,689
Susquehanna Bancshares, Inc.	1,500	15,000
TCF Financial Corp.	2,600	40,378
UMB Financial Corp.	375	20,456
Union Bankshares Corp.	4,016	92,770
Webster Financial Corp.	225	6,557
West Bancorporation, Inc.	1,175	16,603
Westamerica Bancorporation	325	15,119
Wilshire Bancorp, Inc.	2,475	22,844
		1,170,489
Banks-Super Regional — 1.0%
Capital One Financial Corp.	2,006	163,730
Comerica, Inc.	1,844	91,942
Fifth Third Bancorp	947	18,959
PNC Financial Services Group, Inc.	729	62,388
SunTrust Banks, Inc.	1,667	63,396
US Bancorp	3,980	166,483
Wells Fargo & Co.	2,550	132,268
		699,166
Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	2,840	121,154
Monster Beverage Corp.†	1,144	104,871
PepsiCo, Inc.	6,109	568,687
		794,712

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,055	$95,182
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	3,050	41,754
Nortek, Inc.†	250	18,625
Trex Co., Inc.†	250	8,643
		69,022
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	10,163	546,566
Time Warner Cable, Inc.	1,155	165,731
		712,297
Casino Hotels — 0.3%
MGM Resorts International†	8,822	200,965
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	8,991	259,570
Chemicals-Diversified — 1.1%
Dow Chemical Co.	627	32,880
E.I. du Pont de Nemours & Co.	258	18,514
LyondellBasell Industries NV, Class A	3,480	378,137
PPG Industries, Inc.	1,136	223,497
Rockwood Holdings, Inc.	2,112	161,462
		814,490
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	1,750	107,992
OM Group, Inc.	1,250	32,438
		140,430
Coal — 0.1%
Cloud Peak Energy, Inc.†	4,050	51,111
Commercial Services — 0.0%
Medifast, Inc.†	150	4,925
Commercial Services-Finance — 0.8%
EVERTEC, Inc.	375	8,378
Heartland Payment Systems, Inc.	750	35,790
MasterCard, Inc., Class A	5,272	389,706
MoneyGram International, Inc.†	1,375	17,242
Vantiv, Inc., Class A†	2,824	87,262
		538,378
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,387	180,624
Aspen Technology, Inc.†	2,625	99,015
		279,639
Computer Data Security — 0.1%
Qualys, Inc.†	1,375	36,575
Varonis Systems, Inc.†	1,425	30,068
		66,643
Computer Services — 0.7%
Engility Holdings, Inc.†	1,525	47,534
IHS, Inc., Class A†	1,214	151,981
Insight Enterprises, Inc.†	375	8,486
International Business Machines Corp.	386	73,274
Manhattan Associates, Inc.†	6,000	200,520
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Unisys Corp.†	1,750	$40,968
		522,763
Computer Software — 0.1%
AVG Technologies NV†	1,775	29,430
Avid Technology, Inc.†	5,175	52,267
		81,697
Computers — 3.1%
Apple, Inc.	21,450	2,161,088
Hewlett-Packard Co.	1,183	41,961
		2,203,049
Computers-Integrated Systems — 0.2%
NCR Corp.†	3,506	117,135
VeriFone Systems, Inc.†	625	21,488
		138,623
Computers-Memory Devices — 0.3%
EMC Corp.	3,966	116,045
NetApp, Inc.	850	36,516
Nimble Storage, Inc.†	1,950	50,642
		203,203
Consulting Services — 0.1%
FTI Consulting, Inc.†	1,125	39,330
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	775	18,794
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	5,316	236,668
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.†	9,495	118,023
Rock-Tenn Co., Class A	1,330	63,281
		181,304
Cosmetics & Toiletries — 1.1%
Colgate-Palmolive Co.	8,463	551,957
Estee Lauder Cos., Inc., Class A	2,500	186,800
Inter Parfums, Inc.	200	5,500
Procter & Gamble Co.	586	49,071
		793,328
Data Processing/Management — 0.1%
Fair Isaac Corp.	950	52,345
Pegasystems, Inc.	1,300	24,843
		77,188
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	2,875	37,203
Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	1,750	57,295
ScanSource, Inc.†	1,250	43,237
United Stationers, Inc.	3,775	141,827
WESCO International, Inc.†	795	62,217
		304,576
Diversified Banking Institutions — 1.0%
Bank of America Corp.	1,716	29,258
Citigroup, Inc.	2,822	146,236
Goldman Sachs Group, Inc.	969	177,879

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	3,907	$235,358
Morgan Stanley	2,709	93,650
		682,381
Diversified Manufacturing Operations — 1.2%
Blount International, Inc.†	550	8,321
Colfax Corp.†	3,934	224,120
Danaher Corp.	2,367	179,845
Dover Corp.	1,812	145,558
Eaton Corp. PLC	1,160	73,509
General Electric Co.	3,972	101,763
Leggett & Platt, Inc.	1,000	34,920
Park-Ohio Holdings Corp.	300	14,358
Standex International Corp.	875	64,872
		847,266
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	1,625	27,771
Catalent, Inc.†	1,050	26,281
Revance Therapeutics, Inc.†	550	10,632
		64,684
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,467	473,019
Chegg, Inc.†	325	2,028
eBay, Inc.†	1,825	103,350
		578,397
E-Commerce/Services — 0.5%
Coupons.com, Inc.†	325	3,887
Priceline Group, Inc.†	290	335,988
		339,875
E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	375	4,399
TubeMogul, Inc.†	225	2,587
		6,986
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,713	107,200
Electric-Generation — 0.0%
Atlantic Power Corp.	8,300	19,754
Electric-Integrated — 0.4%
El Paso Electric Co.	1,200	43,860
NextEra Energy, Inc.	302	28,352
NorthWestern Corp.	2,475	112,266
PG&E Corp.	608	27,384
PNM Resources, Inc.	925	23,042
Portland General Electric Co.	2,475	79,497
		314,401
Electric-Transmission — 0.3%
Brookfield Infrastructure Partners LP	5,472	207,936
Electronic Components-Misc. — 1.0%
Benchmark Electronics, Inc.†	4,575	101,611
InvenSense, Inc.†	1,875	36,994
Stoneridge, Inc.†	9,800	110,446
TE Connectivity, Ltd.	7,726	427,170
Security Description	Shares	Value (Note 2)
Electronic Components-Misc. (continued)
Vishay Intertechnology, Inc.	1,175	$16,791
		693,012
Electronic Components-Semiconductors — 0.7%
DSP Group, Inc.†	1,100	9,757
First Solar, Inc.†	875	57,584
Freescale Semiconductor, Ltd.†	3,134	61,207
Intel Corp.	2,352	81,897
OmniVision Technologies, Inc.†	675	17,861
PMC-Sierra, Inc.†	3,875	28,907
Texas Instruments, Inc.	1,734	82,694
Xilinx, Inc.	4,387	185,789
		525,696
Electronic Connectors — 0.5%
Amphenol Corp., Class A	3,363	335,829
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	14,445	248,598
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	5,605	173,363
Electronic Security Devices — 0.4%
Taser International, Inc.†	6,400	98,816
Tyco International, Ltd.	4,721	210,415
		309,231
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	750	7,613
REX American Resources Corp.†	1,700	123,896
TerraForm Power, Inc., Class A†	200	5,772
		137,281
Engineering/R&D Services — 0.3%
Argan, Inc.	2,355	78,610
EMCOR Group, Inc.	2,625	104,895
VSE Corp.	1,200	58,824
		242,329
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,875	69,828
Enterprise Software/Service — 0.6%
Informatica Corp.†	1,279	43,793
ManTech International Corp., Class A	3,250	87,587
MedAssets, Inc.†	2,950	61,124
OPOWER, Inc.†	75	1,415
Oracle Corp.	2,968	113,615
Rally Software Development Corp.†	2,800	33,628
Tyler Technologies, Inc.†	692	61,173
Veeva Systems, Inc., Class A†	500	14,085
		416,420
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	3,775	87,089
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	2,375	92,411
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	125	15,759

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	1,125	$48,476
Ocwen Financial Corp.†	2,275	59,560
Portfolio Recovery Associates, Inc.†	900	47,007
World Acceptance Corp.†	1,025	69,187
		224,230
Finance-Credit Card — 0.8%
American Express Co.	2,156	188,736
Visa, Inc., Class A	1,767	377,025
		565,761
Finance-Investment Banker/Broker — 0.7%
Cowen Group, Inc., Class A†	5,300	19,875
E*TRADE Financial Corp.†	5,668	128,040
FBR & Co.†	750	20,640
Greenhill & Co., Inc.	250	11,623
Investment Technology Group, Inc.†	5,800	91,408
LPL Financial Holdings, Inc.	2,799	128,894
TD Ameritrade Holding Corp.	1,919	64,037
		464,517
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	800	14,656
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	625	15,881
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	517	100,841
Outerwall, Inc.†	875	49,087
		149,928
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	2,575	22,274
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	250	7,150
Food-Confectionery — 0.4%
Hershey Co.	3,151	300,700
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	875	24,106
Chiquita Brands International, Inc.†	4,325	61,415
Mondelez International, Inc., Class A	2,848	97,587
Pinnacle Foods, Inc.	1,450	47,342
		230,450
Food-Retail — 0.7%
Kroger Co.	5,153	267,956
Smart & Final Stores, Inc.†	1,225	17,677
Whole Foods Market, Inc.	5,746	218,980
		504,613
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	2,356	89,410
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	4,725	174,541
Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.2%
AGL Resources, Inc.	575	$29,521
Laclede Group, Inc.	750	34,800
Piedmont Natural Gas Co., Inc.	725	24,309
Southwest Gas Corp.	625	30,362
		118,992
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	200	3,662
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	625	37,825
Marriott International, Inc., Class A	2,280	159,372
Starwood Hotels & Resorts Worldwide, Inc.	1,111	92,446
		289,643
Housewares — 0.0%
Lifetime Brands, Inc.	550	8,421
Human Resources — 0.3%
Barrett Business Services, Inc.	1,725	68,120
Cross Country Healthcare, Inc.†	12,075	112,177
Monster Worldwide, Inc.†	8,786	48,323
Paylocity Holding Corp.†	450	8,842
TriNet Group, Inc.†	325	8,369
		245,831
Identification Systems — 0.0%
Imprivata Inc†	700	10,864
Independent Power Producers — 0.0%
Dynegy, Inc.†	750	21,645
Industrial Audio & Video Products — 0.1%
GoPro, Inc., Class A†	375	35,138
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	625	23,538
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	2,583	336,255
Instruments-Controls — 0.6%
Honeywell International, Inc.	1,101	102,525
Sensata Technologies Holding NV†	7,320	325,959
Watts Water Technologies, Inc., Class A	75	4,369
		432,853
Insurance Brokers — 0.3%
Aon PLC	2,540	222,682
Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	2,900	66,352
CNO Financial Group, Inc.	5,000	84,800
Lincoln National Corp.	2,135	114,393
Primerica, Inc.	625	30,138
Prudential Financial, Inc.	1,159	101,922
Trupanion, Inc.†	700	5,950
		403,555
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	3,829	142,630

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.2%
Chubb Corp.	366	$33,335
Global Indemnity PLC†	250	6,308
Navigators Group, Inc.†	575	35,362
ProAssurance Corp.	875	38,561
Stewart Information Services Corp.	150	4,403
		117,969
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	275	11,762
Platinum Underwriters Holdings, Ltd.	1,150	70,000
		81,762
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	2,525	18,660
Intralinks Holdings, Inc.†	4,425	35,842
		54,502
Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	4,119	325,566
Pandora Media, Inc.†	3,044	73,543
Twitter, Inc.†	1,745	90,007
		489,116
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	225	9,407
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	1,539	15,159
RingCentral, Inc.†	2,450	31,139
TeleCommunication Systems, Inc., Class A†	4,325	12,067
		58,365
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	290	58,105
Artisan Partners Asset Management, Inc., Class A	225	11,711
BlackRock, Inc.	426	139,864
Federated Investors, Inc., Class B	375	11,010
		220,690
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,125	69,041
Newport Corp.†	200	3,544
		72,585
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	600	70,626
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	450	24,921
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	456	45,157
Hyster-Yale Materials Handling, Inc.	250	17,905
Terex Corp.	2,027	64,398
		127,460
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	875	$39,944
Kadant, Inc.	1,450	56,622
Roper Industries, Inc.	1,418	207,439
		304,005
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,138	149,863
Medical Instruments — 0.3%
CONMED Corp.	2,275	83,811
NuVasive, Inc.†	1,250	43,587
SurModics, Inc.†	4,950	89,892
		217,290
Medical Labs & Testing Services — 0.0%
Roka Bioscience, Inc.†	700	7,035
Medical Laser Systems — 0.1%
PhotoMedex, Inc.†	9,000	55,800
Medical Products — 0.5%
Accuray, Inc.†	4,275	31,036
Covidien PLC	928	80,281
Intersect ENT, Inc.†	200	3,100
Wright Medical Group, Inc.†	1,250	37,875
Zimmer Holdings, Inc.	2,263	227,545
		379,837
Medical-Biomedical/Gene — 3.4%
Alnylam Pharmaceuticals, Inc.†	1,250	97,625
Applied Genetic Technologies Corp.†	200	3,722
Ardelyx, Inc.†	700	9,947
Avalanche Biotechnologies, Inc.†	200	6,838
Biogen Idec, Inc.†	1,272	420,790
Celgene Corp.†	4,026	381,584
Eleven Biotherapeutics, Inc.†	700	7,798
Foundation Medicine, Inc.†	250	4,740
Gilead Sciences, Inc.†	5,446	579,727
Isis Pharmaceuticals, Inc.†	2,733	106,122
Karyopharm Therapeutics, Inc.†	200	6,988
MacroGenics, Inc.†	1,250	26,125
Medivation, Inc.†	3,417	337,839
Merrimack Pharmaceuticals, Inc.†	2,825	24,804
NPS Pharmaceuticals, Inc.†	7,566	196,716
Prothena Corp. PLC†	1,600	35,456
PTC Therapeutics, Inc.†	1,200	52,812
Sage Therapeutics, Inc.†	125	3,938
Synageva BioPharma Corp.†	625	42,988
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	250	14,150
Versartis, Inc.†	1,375	26,111
Vertex Pharmaceuticals, Inc.†	679	76,258
		2,463,078
Medical-Drugs — 3.3%
ACADIA Pharmaceuticals, Inc.†	3,075	76,137
Auspex Pharmaceuticals, Inc.†	75	1,925
Bristol-Myers Squibb Co.	8,902	455,604
ChemoCentryx, Inc.†	1,950	8,775
Chimerix, Inc.†	1,175	32,453
Dicerna Pharmaceuticals, Inc.†	550	7,002

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Eli Lilly & Co.	1,503	$97,470
Endo International PLC†	4,286	292,905
Immune Design Corp.†	2,100	37,086
Ironwood Pharmaceuticals, Inc.†	12,091	156,639
Jazz Pharmaceuticals PLC†	1,671	268,296
Johnson & Johnson	1,466	156,261
Lannett Co., Inc.†	400	18,272
Mallinckrodt PLC†	3,052	275,138
Merck & Co., Inc.	1,736	102,910
Pacira Pharmaceuticals, Inc.†	950	92,074
Pfizer, Inc.	4,827	142,734
PharMerica Corp.†	2,125	51,914
Prestige Brands Holdings, Inc.†	1,625	52,601
Tokai Pharmaceuticals, Inc.†	1,225	18,547
ZS Pharma Inc†	200	7,846
		2,352,589
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,750	20,388
Medical-HMO — 0.5%
Aetna, Inc.	2,394	193,914
Centene Corp.†	1,150	95,116
UnitedHealth Group, Inc.	1,131	97,549
		386,579
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	3,096	218,330
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,700	34,289
LHC Group, Inc.†	125	2,900
		37,189
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	804	156,515
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	200	4,000
Precision Castparts Corp.	1,395	330,448
Rexnord Corp.†	5,063	144,042
Worthington Industries, Inc.	2,725	101,424
		579,914
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	775	6,619
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	1,759	57,431
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,550	30,121
Multimedia — 1.4%
Twenty-First Century Fox, Inc., Class A	15,435	529,266
Walt Disney Co.	5,661	503,999
		1,033,265
Networking Products — 0.3%
Arista Networks, Inc.†	225	19,874
Cisco Systems, Inc.	5,533	139,266
Polycom, Inc.†	5,825	71,560
		230,700
Security Description	Shares	Value (Note 2)
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	550	8,905
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	1,375	9,488
Oil Companies-Exploration & Production — 2.0%
Abraxas Petroleum Corp.†	24,900	131,472
Anadarko Petroleum Corp.	3,854	390,950
Cabot Oil & Gas Corp.	127	4,152
Clayton Williams Energy, Inc.†	700	67,515
Comstock Resources, Inc.	950	17,689
Contango Oil & Gas Co.†	250	8,310
EOG Resources, Inc.	1,007	99,713
EQT Corp.	364	33,320
Hess Corp.	1,175	110,826
Isramco, Inc.†	50	6,108
Noble Energy, Inc.	4,438	303,382
Occidental Petroleum Corp.	514	49,421
Pioneer Natural Resources Co.	444	87,455
Range Resources Corp.	1,014	68,759
Stone Energy Corp.†	900	28,224
VAALCO Energy, Inc.†	4,600	39,100
		1,446,396
Oil Companies-Integrated — 0.7%
Chevron Corp.	784	93,547
Exxon Mobil Corp.	1,418	133,363
Phillips 66	3,128	254,337
		481,247
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,031	78,459
Oil Refining & Marketing — 0.4%
Adams Resources & Energy, Inc.	200	8,858
Alon USA Energy, Inc.	1,300	18,668
Marathon Petroleum Corp.	435	36,831
Valero Energy Corp.	4,259	197,064
Western Refining, Inc.	800	33,592
		295,013
Oil-Field Services — 1.2%
Basic Energy Services, Inc.†	1,450	31,451
Core Laboratories NV	1,505	220,257
Exterran Holdings, Inc.	2,975	131,822
Halliburton Co.	1,414	91,217
Helix Energy Solutions Group, Inc.†	1,700	37,502
NOW, Inc.†	2,473	75,204
Pioneer Energy Services Corp.†	3,200	44,864
Schlumberger, Ltd.	1,219	123,960
SEACOR Holdings, Inc.†	1,250	93,500
		849,777
Paper & Related Products — 0.1%
Domtar Corp.	500	17,565
Resolute Forest Products, Inc.†	2,200	34,408
Xerium Technologies, Inc.†	625	9,131
		61,104

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	4,803	$339,236
Omnicare, Inc.	3,093	192,570
		531,806
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	625	23,063
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,450	44,312
Sanderson Farms, Inc.	550	48,373
		92,685
Power Converter/Supply Equipment — 0.1%
SunPower Corp.†	1,825	61,831
Printing-Commercial — 0.1%
Deluxe Corp.	1,250	68,950
Quad/Graphics, Inc.	775	14,919
RR Donnelley & Sons Co.	734	12,081
		95,950
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	6,325	21,379
Radio — 0.0%
Entercom Communications Corp., Class A†	2,200	17,666
Radio One, Inc., Class D†	1,850	5,883
Townsquare Media, Inc.†	550	6,611
		30,160
Real Estate Investment Trusts — 2.7%
American Assets Trust, Inc.	1,125	37,091
American Tower Corp.	6,096	570,768
Anworth Mtg. Asset Corp.	4,325	20,717
Ashford Hospitality Prime, Inc.	100	1,523
Ashford Hospitality Trust, Inc.	525	5,366
Associated Estates Realty Corp.	225	3,940
BioMed Realty Trust, Inc.	625	12,625
Capstead Mtg. Corp.	5,825	71,298
CBL & Associates Properties, Inc.	1,250	22,375
CBS Outdoor Americas, Inc.	2,099	62,844
CoreSite Realty Corp.	3,700	121,619
Cousins Properties, Inc.	325	3,884
CYS Investments, Inc.	17,225	141,934
DCT Industrial Trust, Inc.	2,350	17,649
DiamondRock Hospitality Co.	1,250	15,850
EastGroup Properties, Inc.	700	42,413
EPR Properties	750	38,010
Equity Lifestyle Properties, Inc.	450	19,062
FelCor Lodging Trust, Inc.	700	6,552
First Industrial Realty Trust, Inc.	475	8,032
Franklin Street Properties Corp.	1,050	11,781
Gladstone Commercial Corp.	250	4,248
Home Properties, Inc.	675	39,312
Hospitality Properties Trust	1,200	32,220
Host Hotels & Resorts, Inc.	2,126	45,348
Lexington Realty Trust	4,957	48,529
LTC Properties, Inc.	1,925	71,013
National Retail Properties, Inc.	475	16,421
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Pennsylvania Real Estate Investment Trust	1,200	$23,928
Post Properties, Inc.	625	32,087
Potlatch Corp.	2,275	91,478
PS Business Parks, Inc.	200	15,228
RAIT Financial Trust	600	4,458
Ramco-Gershenson Properties Trust	2,250	36,562
Saul Centers, Inc.	600	28,044
Simon Property Group, Inc.	744	122,328
Strategic Hotels & Resorts, Inc.†	5,750	66,987
Taubman Centers, Inc.	375	27,375
		1,940,899
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	977	123,434
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	1,575	56,653
St. Joe Co.†	225	4,484
		61,137
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	225	6,829
Research & Development — 0.1%
Arrowhead Research Corp.†	2,775	40,987
PAREXEL International Corp.†	350	22,081
		63,068
Respiratory Products — 0.0%
Inogen, Inc.†	375	7,729
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	450	18,508
Brown Shoe Co., Inc.	675	18,313
Children's Place, Inc.	2,500	119,150
Express, Inc.†	1,625	25,366
Guess?, Inc.	875	19,224
PVH Corp.	631	76,446
		277,007
Retail-Appliances — 0.2%
Conn's, Inc.†	575	17,405
hhgregg, Inc.†	15,175	95,755
		113,160
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	527	268,591
Retail-Bookstores — 0.2%
Barnes & Noble, Inc.†	5,800	114,492
Retail-Building Products — 0.6%
Lowe's Cos., Inc.	8,144	430,980
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	2,697	230,486
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	450	5,612
Retail-Convenience Store — 0.1%
Pantry, Inc.†	2,543	51,445

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	804	$61,482
Retail-Drug Store — 0.4%
CVS Health Corp.	1,568	124,797
Rite Aid Corp.†	25,375	122,815
		247,612
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,051	187,667
Retail-Hair Salons — 0.0%
Regis Corp.	775	12,369
Retail-Hypermarkets — 0.0%
Roundy's, Inc.	2,323	6,946
Retail-Jewelry — 0.2%
Tiffany & Co.	1,580	152,170
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	2,135	142,127
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	4,574	270,644
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,291	152,557
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	2,047	143,474
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	1,150	9,614
Dillard's, Inc., Class A	1,225	133,500
Kohl's Corp.	1,158	70,673
Macy's, Inc.	1,244	72,376
		286,163
Retail-Restaurants — 0.9%
DineEquity, Inc.	75	6,119
Dunkin' Brands Group, Inc.	2,442	109,450
Jack in the Box, Inc.	200	13,638
Red Robin Gourmet Burgers, Inc.†	775	44,098
Sonic Corp.†	4,550	101,738
Starbucks Corp.	4,670	352,398
		627,441
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,325	23,373
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	300	3,717
BankFinancial Corp.	225	2,336
Beneficial Mutual Bancorp, Inc.†	775	9,904
Capitol Federal Financial, Inc.	225	2,660
Charter Financial Corp.	950	10,165
Flushing Financial Corp.	1,450	26,491
Northfield Bancorp, Inc.	425	5,789
OceanFirst Financial Corp.	800	12,728
		73,790
Schools — 0.3%
Strayer Education, Inc.†	2,950	176,646
Security Description	Shares	Value (Note 2)
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	200	$3,636
Semiconductor Components-Integrated Circuits — 1.3%
Atmel Corp.†	24,256	195,988
Emulex Corp.†	17,478	86,341
Integrated Device Technology, Inc.†	3,825	61,009
Micrel, Inc.	850	10,226
QUALCOMM, Inc.	5,875	439,274
TriQuint Semiconductor, Inc.†	6,125	116,804
		909,642
Semiconductor Equipment — 0.4%
Brooks Automation, Inc.	6,100	64,111
KLA-Tencor Corp.	1,722	135,659
Photronics, Inc.†	3,675	29,584
Ultra Clean Holdings, Inc.†	7,494	67,071
		296,425
Software Tools — 0.0%
VMware, Inc., Class A†	332	31,155
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	601	41,108
United States Steel Corp.	1,493	58,481
		99,589
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	11,800	74,812
Telecom Services — 0.8%
Amdocs, Ltd.	6,357	291,659
Consolidated Communications Holdings, Inc.	1,400	35,070
EarthLink Holdings Corp.	13,200	45,144
FairPoint Communications, Inc.†	1,975	29,961
Inteliquent, Inc.	5,500	68,475
NeuStar, Inc., Class A†	2,875	71,386
		541,695
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	8,182	195,632
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,361	68,036
Television — 0.2%
CBS Corp., Class B	3,186	170,451
ION Media Networks, Inc.†(1)(2)(3)	2	996
		171,447
Textile-Apparel — 0.0%
Unifi, Inc.†	950	24,605
Therapeutics — 0.5%
Agios Pharmaceuticals, Inc.†	125	7,669
Cara Therapeutics, Inc.†	825	6,922
Egalet Corp.†	400	2,280
Kite Pharma Inc†	250	7,125
Mirati Therapeutics, Inc.†	1,625	28,454
Pharmacyclics, Inc.†	2,075	243,667
Xencor, Inc.†	3,000	27,930
Zafgen Inc†	250	4,912
		328,959

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.5%
Altria Group, Inc.	5,310	$243,942
Philip Morris International, Inc.	886	73,892
Universal Corp.	625	27,744
		345,578
Toys — 0.2%
Mattel, Inc.	3,700	113,405
Transactional Software — 0.3%
ACI Worldwide, Inc.†	2,250	42,210
Solera Holdings, Inc.	3,042	171,447
		213,657
Transport-Rail — 1.0%
Kansas City Southern	1,547	187,497
Union Pacific Corp.	4,689	508,381
		695,878
Transport-Services — 0.6%
FedEx Corp.	2,132	344,211
Matson, Inc.	3,750	93,863
		438,074
Transport-Truck — 0.2%
ArcBest Corp.	1,375	51,287
Celadon Group, Inc.	375	7,294
Con-way, Inc.	625	29,687
Swift Transportation Co.†	1,450	30,421
USA Truck, Inc.†	1,250	21,913
		140,602
Travel Services — 0.0%
Interval Leisure Group, Inc.	875	16,669
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	700	15,687
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	200	8,750
USANA Health Sciences, Inc.†	650	47,879
		56,629
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	325	4,550
Web Portals/ISP — 2.3%
Blucora, Inc.†	1,375	20,955
Google, Inc., Class A†	1,165	685,497
Google, Inc., Class C†	1,305	753,455
Yahoo!, Inc.†	3,756	153,057
		1,612,964
Wireless Equipment — 0.5%
InterDigital, Inc.	775	30,861
Motorola Solutions, Inc.	3,541	224,074
RF Micro Devices, Inc.†	2,550	29,427
Ubiquiti Networks, Inc.	2,450	91,948
		376,310
Total Common Stocks (cost $42,398,495)		52,365,783
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	225	$4,910
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	3,090
Telecom Services — 0.0%
Qwest Corp. 6.13%	425	9,868
Total Preferred Securities (cost $20,881)		17,868
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$9,000	8,595
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(4)	8,000	7,829
Wells Fargo Capital X 5.95% due 12/01/2086	3,000	3,082
		10,911
Diversified Banking Institutions — 0.5%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2014(4)	27,000	22,005
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	10,000	10,825
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	9,000	8,905
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	7,000	6,824
Societe Generale SA VRS 8.25% due 11/29/2018(4)	270,000	277,560
		326,119
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	4,000	4,046
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 10/30/2014†(2)	6,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	7,000	6,921

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	$6,000	$6,253
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,725
MetLife, Inc. 6.40% due 12/15/2066	9,000	10,035
Voya Financial, Inc. FRS 5.65% due 05/15/2053	5,000	5,025
		26,785
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	51,362
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	15,000	16,238
Total Preferred Securities/Capital Securities (cost $452,065)		457,231
ASSET BACKED SECURITIES — 4.0%
Diversified Financial Services — 4.0%
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	3,462	3,475
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	4,951
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	14,583	14,667
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(5)	15,000	15,839
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	31,212	34,276
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	98,642
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.58% due 02/25/2036(6)	57,561	51,305
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	53,632
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	$25,000	$27,326
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,042	4,033
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,040
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	28,000	28,721
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	20,000	20,661
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	20,000	20,950
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(5)	35,000	37,009
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	10,000	11,020
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(6)	40,421	37,378
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	40,000	42,731
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/2044(5)	95,091	97,668
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(5)	20,000	20,831
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	37,217	40,912
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	31,280	31,570
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(5)	32,766	35,473
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(5)	35,000	35,658
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	20,000	20,882
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(5)	25,000	26,188

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(5)	$20,000	$21,017
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(5)	15,000	16,130
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(5)	46,765	49,571
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(6)	30,373	27,750
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	21,563	21,933
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	21,709	20,512
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,244	1,156
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	10,000	10,176
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	12,964	13,802
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(6)	63,253	59,621
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	14,937
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	6,964
FREMF Mtg. Trust VRS Series 2013-K502, Class B 2.84% due 03/25/2045*(5)	20,000	20,148
FREMF Mtg. Trust VRS Series 2012-K706, Class B 4.16% due 11/25/2044*(5)	20,000	20,789
FREMF Mtg. Trust VRS Series 2010-K8, Class B 5.41% due 09/25/2043*(5)	25,000	27,440
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	88,126	90,946
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	$30,000	$32,315
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	10,000
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	70,000	72,034
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(5)	30,000	30,997
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	20,000	20,905
GS Mtg. Securities Trust VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	112,469
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	31,260
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(6)	11,720	10,264
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(6)	28,077	26,437
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(6)	18,007	17,615
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(6)	27,142	25,190
JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(5)	15,000	15,446
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	25,250	26,855
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(5)	39,466	42,286
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(5)	25,000	27,176
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(5)	35,000	35,936
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	30,000	30,779

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	$20,000	$20,922
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(5)	10,000	10,635
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	28,227	29,908
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(5)	28,968	30,827
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)	35,000	39,161
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(6)	16,576	16,485
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(5)	25,000	26,406
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	24,253	25,928
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	25,000	27,401
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	35,000	35,816
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.89% due 06/15/2047(5)	20,000	20,728
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	38,181	40,882
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	49,321	53,182
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	50,000	54,311
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	24,933	27,245
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	19,796	17,903
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(6)	76,825	70,443
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	45,000	45,054
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	$10,525	$10,323
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	12,223	7,152
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(6)	2,234	2,298
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	9,994
Santander Drive Auto Receivables Trust Series 2013-C, Class 5 2.25% due 06/17/2019	5,000	5,027
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	15,000	15,080
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	17,888	17,973
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	13,974	13,992
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	35,165	25,279
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.43% due 02/20/2047(6)	44,292	38,481
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	20,000	19,875
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,031
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	19,000	20,368
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	30,000	30,822
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(6)	38,666	39,478
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(6)	2,488	2,496

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	$54,633	$54,463
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(6)	24,687	23,214
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(5)	20,000	20,367
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	36,590
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	35,000	36,707
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	15,000	15,817
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	15,934
Total Asset Backed Securities (cost $2,812,018)		2,873,692
U.S. CORPORATE BONDS & NOTES — 7.8%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	5,000	4,958
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	4,000	4,038
		8,996
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/ CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	4,000	4,020
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,000	1,785
Aerospace/Defense — 0.0%
Bae Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	6,000	5,982
Bae Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	4,000	3,979
Boeing Co. Senior Notes 0.95% due 05/15/2018	9,000	8,761
		18,722
Security Description	Principal Amount(11)	Value (Note 2)
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	$5,000	$4,925
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	31,613
Monsanto Co. Senior Notes 4.70% due 07/15/2064	5,000	4,976
		36,589
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,120
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,114	1,167
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	7,271	7,380
United Airlines Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	5,000	4,975
		19,642
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,000	2,085
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	5,000	5,038
		7,123
Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	4,000	2,360
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	30,000	30,900
		33,260
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	20,000	18,950
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	9,000	8,966
Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	10,000	9,990

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	$2,000	$2,055
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	15,825
		17,880
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	41,850
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	14,000	17,741
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,000	1,047
		60,638
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	71,023
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	5,000	4,955
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	27,253
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	36,430
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	19,000	18,944
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	20,000	19,930
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	75,000	74,090
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	9,826
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	15,000	15,509
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	25,000	27,306
		305,266
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	31,000	31,091
Security Description	Principal Amount(11)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	$15,000	$22,746
		53,837
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,475
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	10,000	10,450
		20,925
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	9,675
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,128
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	9,833
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	19,825
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	14,625
		39,850
Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	65,789
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	18,720
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,552
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	24,879
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	11,074

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	$5,000	$5,826
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,838
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,450
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	5,000	4,934
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	17,649
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	2,000	2,523
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	17,441
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	7,000	9,519
		217,194
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,275
Cellular Telecom — 0.1%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,075
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,085
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,775
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,387
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,113
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,550
		57,985
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 10/01/2034	9,000	8,666
Security Description	Principal Amount(11)	Value (Note 2)
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	$3,000	$2,970
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,542
		9,512
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,150
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	6,000	6,210
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	30,000	28,050
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,200
		48,610
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	10,000	9,850
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	4,000	4,050
		13,900
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,391
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	32,495
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	13,000	14,820
		72,706
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	7,000	7,123
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	4,000	4,400
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	5,000	4,911

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	$25,000	$25,625
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	3,000	2,895
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	12,000	11,977
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	10,000	10,104
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	15,000	14,870
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,685
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	27,871
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	13,000	14,711
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	110,000	119,791
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	24,000	26,925
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	28,203
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	12,256
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	35,000	43,749
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	5,000	5,036
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	5,000	5,028
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	8,000	8,869
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,195
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,771
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	$25,000	$29,116
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	33,426
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	33,465
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	25,000	23,948
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	25,000	24,833
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,689
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	38,785
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	10,000	11,599
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	114,464
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	8,000	7,978
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	19,000	18,674
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,641
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	25,000	26,412
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,884
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	113,620
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,453
		919,028
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	12,000	12,146
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	30,000	34,325

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	$25,000	$28,263
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	86,000	103,730
		178,464
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	8,000	7,787
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	19,000	22,447
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,147
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	13,836
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	5,000	5,009
		51,226
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,800
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	14,587
AES Corp. Senior Notes 8.00% due 10/15/2017	4,000	4,490
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,475
		34,352
Electric-Integrated — 0.3%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	4,000	4,275
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	13,570
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	29,796
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	46,637
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,231
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
Entergy Corp. Senior Notes 3.63% due 09/15/2015	$24,000	$24,582
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	8,000	9,458
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	7,000	7,087
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,102
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	4,000	4,070
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	8,000	8,622
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	10,000	10,224
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,810
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	10,000	9,965
Southern Co. Senior Notes 1.30% due 08/15/2017	8,000	7,961
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	10,000	13,063
		234,453
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	9,000	8,971
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	4,800
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	35,000	36,400
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,990
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	6,000	7,470
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,225

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	$40,000	$41,900
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,578
		91,163
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	10,000	10,000
SLM Corp. Company Guar. Notes 8.45% due 06/15/2018	25,000	28,125
Synchrony Financial Senior Notes 3.75% due 08/15/2021	3,000	3,027
Synchrony Financial Senior Notes 4.25% due 08/15/2024	4,000	4,001
		45,153
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,634
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,417
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	10,000	1
		13,053
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	25,875
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	4,000	4,240
		30,115
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	15,000	14,976
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	2,000	1,950
Security Description	Principal Amount(11)	Value (Note 2)
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	$10,000	$10,500
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	3,000	3,104
		13,604
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	7,000	8,777
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	20,000	20,000
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	6,000	6,016
Sysco Corp. Company Guar. Bonds 4.35% due 10/02/2034	3,000	3,044
Sysco Corp. Company Guar. Bonds 4.50% due 10/02/2044	5,000	5,037
		34,097
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	9,700
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	28,826
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,000
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,070
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,120
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,179
		12,369
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,254
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	4,917

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers (continued)
USI, Inc. Senior Notes 7.75% due 01/15/2021*	$10,000	$9,950
		30,121
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,416
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	2,001
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	6,000	6,026
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	50,000	49,525
Teachers Insurance & Annuity Assoc. of America Bonds 4.90% due 09/15/2044*	5,000	5,095
		66,063
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	16,000	19,214
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	5,000	5,345
Nationwide Mutual Insurance Co. Senior Sub. Notes 9.38% due 08/15/2039*	25,000	38,489
		63,048
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	5,000	5,527
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	20,000	30,896
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,098
		47,521
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	8,000	7,880
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	18,000	17,905
Security Description	Principal Amount(11)	Value (Note 2)
Machinery-Farming (continued)
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	$12,000	$12,021
		37,806
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	12,000	11,978
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	10,335
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,000	1,880
		12,215
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	12,943
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	15,000	15,321
		28,264
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,094
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	16,000	15,800
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	13,000	13,868
		54,762
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	14,180
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	10,000	10,025
Humana, Inc. Senior Notes 2.63% due 10/01/2019	10,000	9,994
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	15,120
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	26,563
		61,702

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	$2,000	$2,081
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	5,000	4,988
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	9,775
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,090
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,387
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	5,000	5,250
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	5,000	4,963
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	5,000	4,938
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	35,000	37,012
		89,484
Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 3.88% due 09/01/2024*	3,000	2,953
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	7,000	7,009
Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	42,500
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	74,515
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	39,922
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	10,340
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	15,000	14,743
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	29,000	26,700
		208,720
Security Description	Principal Amount(11)	Value (Note 2)
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	$8,000	$7,996
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	13,000	13,178
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,175
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	3,000	2,745
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	5,000	4,575
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	6,000	7,312
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	4,925
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	2,000	1,940
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	5,000	4,950
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,115
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,112
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,175
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,000	2,035
Hess Corp. Senior Notes 1.30% due 06/15/2017	10,000	9,962
Hess Corp. Senior Notes 5.60% due 02/15/2041	9,000	10,137
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	4,073

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	$10,000	$9,625
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	3,000	2,985
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,000	2,030
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,000
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	4,000	3,860
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,000	1,075
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	5,000	4,875
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	6,000	5,857
		104,538
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,000	2,085
Oil-Field Services — 0.0%
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	4,000	4,380
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	6,000	6,645
		11,025
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,865
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	9,875
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	18,000	19,619
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	10,000	10,260
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	14,690
Security Description	Principal Amount(11)	Value (Note 2)
Paper & Related Products (continued)
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	$2,000	$2,055
		59,364
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,286
Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	4,105
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	2,932
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	3,000	2,661
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	20,000	22,889
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	31,150
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	48,670
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	26,801
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	13,000	15,048
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	7,000	6,737
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	20,000	20,045
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	20,000	21,775
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	8,000	8,340
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,910
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	6,000	5,889

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	$45,000	$45,696
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,140
Williams Partners LP Senior Notes 3.90% due 01/15/2025	25,000	24,815
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	15,299
		309,902
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	10,000	9,663
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,200
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,400
		25,600
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	10,000	10,300
Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	9,880
Duke Realty LP Senior Notes 3.88% due 10/15/2022	25,000	25,281
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	15,000	17,703
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	8,000	7,700
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,383
HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	25,232
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	11,045
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	25,721
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	$41,000	$45,359
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	36,828
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,703
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,181
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	8,000	8,140
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	2,000	2,085
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	50,000	49,894
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	48,864
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,326
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,838
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	32,662
		391,825
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	5,000	5,014
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	13,208
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,135
		15,343
Retail-Appliances — 0.0%
Conn's, Inc. Senior Notes 7.25% due 07/15/2022*	4,000	3,405

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	$25,000	$24,281
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,600
		34,881
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	18,000	19,620
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	10,000	9,675
		29,295
Retail-Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	6,000	6,266
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	25,000	25,148
		31,414
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	3,930	4,169
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,539	5,131
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,424	9,770
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	29,282	35,645
		54,715
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	7,000	6,875
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	7,675
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	21,200
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,685
Security Description	Principal Amount(11)	Value (Note 2)
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	$5,000	$5,288
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	7,000	6,947
		12,235
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,589
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	27,000	30,793
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	9,000	10,380
		49,762
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	5,000	5,137
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	3,000	2,893
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	4,060
		12,090
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,380
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	36,225
		46,605
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	3,000	3,045
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,840
		4,885
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,318
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	5,000	5,163

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	$2,000	$2,020
Valmont Industries, Inc. Company Guar. Bonds 5.00% due 10/01/2044	6,000	5,886
Valmont Industries, Inc. Company Guar. Bonds 5.25% due 10/01/2054	9,000	8,788
		16,694
Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,170
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,350
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,000
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	24,994
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	35,000	35,653
		70,647
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	6,000	5,515
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	25,000	24,632
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,100
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	3,000	3,165
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	5,000	4,938
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	3,000	3,330
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,285
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	16,000	15,799
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	$6,000	$6,195
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	11,000	11,900
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	34,000	34,096
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	22,000	22,104
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	45,000	49,832
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	14,000	17,055
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	67,000	83,709
		288,655
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,225
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	11,000	14,170
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	10,014
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,140
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,305
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,972
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,567
		42,844
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	35,000	34,650

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	$2,000	$1,860
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044	5,000	4,946
Total U.S. Corporate Bonds & Notes (cost $5,425,231)		5,584,792
FOREIGN CORPORATE BONDS & NOTES — 0.7%
Advertising Services — 0.0%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	7,000	6,904
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,000	3,187
Banks-Commercial — 0.2%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	10,000	9,998
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	111,156
Credit Suisse Sub. Notes 5.40% due 01/14/2020	34,000	37,925
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	5,000	4,996
		164,075
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	3,000	3,030
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,877
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	4,000	4,060
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,391
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,292
		34,620
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,005
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	$4,000	$4,070
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	5,000	5,671
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,105
Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	20,000	19,218
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	5,000	5,188
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	3,000	3,052
		27,458
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,075
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	3,000	2,989
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	3,000	2,818
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	4,000	3,914
Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 4.50% due 10/01/2024	3,000	3,010
Ensco PLC Senior Notes 5.75% due 10/01/2044	3,000	3,041
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	6,000	5,507
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	5,000	5,319

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	$4,000	$4,182
		21,059
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	8,000	10,835
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	10,425
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,052
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,140
Nexen, Inc. Company Guar. Notes 7.50% due 07/30/2039	10,000	13,792
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	7,000	7,126
		52,370
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,231
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	25,000	26,742
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	4,000	4,323
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	3,000	3,061
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	10,000	11,308
		54,665
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,000	2,992
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,147
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	29,080
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	$8,000	$9,040
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	13,000	14,625
		52,745
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,579
Total Foreign Corporate Bonds & Notes (cost $463,218)		474,478
MUNICIPAL BONDS & NOTES — 0.3%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	42,966
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000	10,387
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	12,080
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	5,000	4,985
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	25,000	14,251
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	25,000	14,252
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,587
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	5,000	5,867
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	29,164

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	$15,000	$16,496
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,210
Total Municipal Bonds & Notes (cost $169,497)		196,245
U.S. GOVERNMENT AGENCIES — 7.3%
Federal Home Loan Mtg. Corp. — 0.5%
2.50% due 01/01/2028	6,137	6,200
2.50% due 04/01/2028	17,122	17,328
3.00% due 10/01/2042	14,054	13,986
3.00% due 11/01/2042	7,055	6,975
3.00% due 02/01/2043	23,239	22,976
3.00% due 08/01/2043	108,966	107,954
3.50% due 03/01/2042	4,926	5,034
3.50% due 09/01/2043	51,308	52,549
4.00% due 09/01/2040	8,473	8,933
4.50% due 01/01/2039	1,947	2,101
5.00% due 07/01/2021	40,665	43,310
5.50% due 07/01/2034	6,376	7,141
6.00% due 08/01/2036	12,469	14,150
6.50% due 05/01/2029	1,211	1,389
6.50% due 05/01/2036	42	48
7.50% due 08/01/2023	114	124
7.50% due 04/01/2028	1,203	1,397
Federal Home Loan Mtg. Corp FRS 1.89% due 02/01/2037	2,319	2,445
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(6)	5,000	4,856
Series 2014-DN1, Class M2 2.35% due 02/25/2024(6)	5,000	4,978
Federal Home Loan Mtg. Corp REMIC Series 3964, Class MD 2.00% due 01/15/2041(6)	1,757	1,703
Series 1577, Class PK 6.50% due 09/15/2023(6)	4,241	4,673
Series 1226, Class Z 7.75% due 03/15/2022(6)	508	547
		330,797
Federal National Mtg. Assoc. — 5.7%
2.50% due 02/01/2043	95,824	90,852
3.00% due 01/01/2028	17,145	17,712
3.00% due 12/01/2042	15,464	15,308
3.00% due 05/01/2043	41,874	41,352
3.00% due October 15 TBA	100,000	103,000
3.00% due October 30 TBA	630,000	621,042
3.50% due 08/01/2026	21,389	22,525
3.50% due 09/01/2026	20,474	21,579
3.50% due 10/01/2028	22,801	24,076
3.50% due 08/01/2042	11,000	11,282
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2043	$83,265	$85,222
3.50% due October 30 TBA	477,000	487,546
4.00% due 11/01/2025	3,642	3,889
4.00% due 09/01/2040	9,601	10,132
4.00% due 11/01/2040	2,560	2,701
4.00% due 12/01/2040	33,872	35,745
4.00% due 11/01/2041	13,769	14,529
4.00% due 01/01/2042	15,066	15,899
4.00% due 12/01/2043	28,638	30,371
4.00% due October 30 TBA	409,235	431,274
4.50% due 11/01/2022	15,089	16,061
4.50% due 01/01/2039	4,461	4,816
4.50% due 06/01/2039	44,739	48,532
4.50% due 09/01/2039	8,256	8,921
4.50% due 09/01/2040	19,223	20,782
4.50% due 05/01/2041	7,891	8,518
4.50% due October 30 TBA	516,000	556,716
4.85% due 11/01/2015	185,267	190,351
4.96% due 01/01/2015	48,228	48,165
5.00% due 06/01/2019	781	832
5.00% due 05/01/2035	1,623	1,795
5.00% due 06/01/2040	67,861	75,026
5.00% due 07/01/2040	16,388	18,108
5.00% due October 30 TBA	450,000	496,505
5.50% due 11/01/2020	4,616	4,925
5.50% due 04/01/2021	71,367	77,930
5.50% due 12/01/2029	2,545	2,842
5.50% due 06/01/2035	163,743	184,273
5.50% due 08/01/2037	26,758	29,871
5.50% due 06/01/2038	14,513	16,273
6.00% due 06/01/2017	2,148	2,244
6.00% due 12/01/2033	10,581	12,047
6.00% due 05/01/2034	774	881
6.00% due 06/01/2040	373	421
6.00% due October 30 TBA	100,000	113,027
6.50% due 08/01/2017	4,305	4,465
6.50% due 10/01/2037	456	516
7.00% due 06/01/2037	12,487	13,846
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2MI 1.10% due 05/25/2024(6)	3,681	3,627
Series 2014-C01, Class M1 1.75% due 01/25/2024(6)	5,478	5,487
Series 2013-C01, Class M1 2.15% due 10/25/2023(6)	12,081	12,210
Federal National Mtg. Assoc. FRS 2.13% due 05/01/2037	4,492	4,777
3.52% due 10/01/2040	4,958	5,300
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	13,521	13,441
		4,089,567

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 1.1%
4.00% due 09/15/2041	$405,880	$433,577
4.50% due 06/15/2041	265,034	288,383
6.00% due 11/15/2031	50,936	57,489
7.00% due 05/15/2033	10,399	12,254
8.50% due 11/15/2017	216	232
9.00% due 11/15/2021	153	178
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(6)	225	258
Series 2005-74, Class HC 7.50% due 09/16/2035(6)	2,836	3,275
		795,646
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	6,000	6,005
Total U.S. Government Agencies (cost $5,168,532)		5,222,015
U.S. GOVERNMENT TREASURIES — 5.7%
United States Treasury Bonds — 0.8%
3.13% due 08/15/2044	70,000	68,884
3.38% due 05/15/2044	194,000	200,305
3.63% due 02/15/2044	11,000	11,887
4.38% due 02/15/2038(7)	40,000	48,556
4.38% due 11/15/2039	145,000	176,923
United States Treasury Bonds TIPS 1.38% due 02/15/2044(8)	86,895	92,943
		599,498
United States Treasury Notes — 4.9%
0.25% due 11/30/2014(7)	45,000	45,014
0.63% due 12/15/2016	30,000	29,937
0.63% due 05/31/2017	13,000	12,887
0.63% due 08/31/2017	13,000	12,828
0.88% due 09/15/2016	510,000	512,769
0.88% due 02/28/2017	70,000	70,071
0.88% due 04/30/2017	145,000	144,853
1.00% due 08/31/2016	68,000	68,553
1.00% due 10/31/2016	20,000	20,142
1.00% due 05/31/2018	4,000	3,940
1.25% due 10/31/2015	13,000	13,151
1.38% due 11/30/2015	190,000	192,575
1.38% due 07/31/2018	69,000	68,720
1.50% due 02/28/2019	11,000	10,922
1.63% due 08/15/2022	22,000	20,890
1.75% due 07/31/2015	470,000	476,426
2.00% due 01/31/2016	390,000	398,928
2.00% due 04/30/2016	395,000	404,890
2.00% due 02/15/2022	21,000	20,626
2.13% due 05/31/2015	7,000	7,095
2.13% due 08/15/2021	5,000	4,975
2.38% due 08/15/2024	6,000	5,931
United States Treasury Notes FRS 0.06% due 01/31/2016	34,000	34,007
Security Description	Principal Amount(11)		Value (Note 2)
United States Treasury Notes (continued)
United States Treasury Notes TIPS 0.13% due 04/15/2018(8)		$96,884	$97,656
0.13% due 04/15/2019(8)		208,442	208,947
0.13% due 01/15/2023(8)		134,185	129,824
0.13% due 07/15/2024(8)		150,510	144,501
0.63% due 01/15/2024(8)		347,174	348,910
			3,509,968
Total U.S. Government Treasuries (cost $4,075,519)			4,109,466
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	8,044
Sovereign — 0.4%
Federative Republic of Brazil Letras Financeiras do Tesouro Bills zero coupon due 09/01/2020	BRL	16,000	41,584
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	6,989
Government of France Bonds 0.25% due 07/25/2024(8)	EUR	10,120	13,330
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	620,871	27,562
Italy Buoni Poliennali Del Tesoro Notes 2.35% due 09/15/2024*(8)	EUR	10,012	14,061
Kingdom of Spain Senior Notes 1.80% due 11/30/2024*(8)	EUR	9,976	13,805
Republic of Portugal Notes 5.13% due 10/15/2024*		10,000	10,360
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	300,000	25,972
Russian Federation Bonds 7.50% due 02/27/2019	RUB	825,000	19,552
United Mexican States Senior Notes 3.50% due 01/21/2021		13,000	13,174
United Mexican States Senior Notes 4.75% due 03/08/2044		58,000	57,565
			243,954
SupraNational Banks — 0.0%
Asian Development Bank Senior Notes 6.35% due 08/17/2016	INR	1,500,000	24,284
Total Foreign Government Obligations (cost $282,717)			276,282

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
OPTIONS — PURCHASED — 0.0%
Call Options-Purchased†(2)(9)	RUB	1,000,000	$122
Call Options-Purchased†(2)(9)	BRL	90,000	540
Total Options — Purchased (cost $1,029)			662
Total Long-Term Investment Securities (cost $61,269,202)			71,578,514
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2014 (cost $613,000)		$613,000	613,000
REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $37,000 collateralized by $45,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $41,701		37,000	37,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $337,000 collateralized by $375,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $347,506		337,000	337,000
Bank of America Securities LLC Joint Repurchase Agreement(10)		475,000	475,000
Barclays Capital PLC Joint Repurchase Agreement(10)		410,000	410,000
BNP Paribas SA Joint Repurchase Agreement(10)		380,000	380,000
Deutsche Bank AG Joint Repurchase Agreement(10)		250,000	250,000
Royal Bank of Scotland Joint Repurchase Agreement(10)		440,000	440,000
Total Repurchase Agreements (cost $2,329,000)			2,329,000
TOTAL INVESTMENTS (cost $64,211,202)(12)		103.8%	74,520,514
Liabilities in excess of other assets		(3.8)	(2,747,928)
NET ASSETS		100.0%	$71,772,586

†  Non-income producing security

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $1,431,831 representing 2.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)    Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)    Illiquid security. At September 30, 2014, the aggregate value of these securities was $1,661 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	2	$0	$996	$498	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Commercial Mortgage Backed Security

(6)  Collateralized Mortgage Obligation

(7)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(8)  Principal amount of security is adjusted for inflation.

(9)  Options — purchased

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2014	Appreciation (Depreciation)
Call option to deliver U.S. dollars in exchange for Brazilian Reals with Goldman Sachs International	September 2015	$2.41	BRL	90,000	$667	$540	$(127)
Call option to deliver U.S. dollars in exchange for Russian Rubles with Goldman Sachs International	September 2015	36.97	RUB	1,000,000	361	122	(239)
					$1,028	$662	$(366)

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CVR — Contingent Value Rights

EUR — Euro Dollar

INR — Indian Rupee

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
6	Long	Russell 2000 Mini Index	December 2014	$680,672	$657,960	$(22,712)
3	Long	U.S. Treasury 2YR Notes	December 2014	656,780	656,531	(249)
17	Long	U.S. Treasury 5YR Notes	December 2014	2,009,458	2,010,383	925
15	Short	U.S. Treasury 10YR Notes	December 2014	1,862,948	1,869,608	(6,660)
4	Short	U.S. Long Bonds	December 2014	556,375	551,625	4,750
3	Long	U.S. Ultra Bonds	December 2014	456,000	457,500	1,500
						$(22,446)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	10,000	USD	12,935	9/18/15	$252	$—
	USD	10,078	RSD	1,000,000	9/18/15	—	(169)
						252	(169)
Deutsche Bank AG	EUR	33,000	USD	42,728	12/17/14	1,025	—
Goldman Sachs International	JPY	1,333,000	USD	12,183	12/17/14	20	—
JPMorgan Chase Bank	USD	12,508	JPY	1,333,000	12/17/14	—	(346)
Net Unrealized Appreciation (Depreciation)						$1,297	$(515)

EUR — Euro Dollar

JPY — Japanese Yen

RSD — Serbian Dinar

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical-Biomedical/Gene	$2,463,078	$—	$0	$2,463,078
Television	170,451	—	996	171,447
Other Industries*	49,731,258	—	—	49,731,258
Preferred Securities	17,868	—	—	17,868
Preferred Securities/Capital Securities	—	457,231	—	457,231
Asset Backed Securities	—	2,873,692	—	2,873,692
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	5,584,792	—	5,584,792
Foreign Corporate Bonds & Notes	—	474,478	—	474,478
Municipal Bond & Notes	—	196,245	—	196,245
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	4,089,567	—	4,089,567
Other Government Agencies*	—	1,132,448	—	1,132,448
U.S. Government Treasuries	—	4,109,466	—	4,109,466
Foreign Government Obligations	—	276,282	—	276,282
Options-Purchased	—	662	—	662
Short-Term Investment Securities:
Time Deposits	—	613,000	—	613,000
Repurchase Agreements	—	2,329,000	—	2,329,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	7,175	—	—	7,175
Open Forward Foreign Currency
Contracts-Appreciation	—	1,297	—	1,297
Total	$52,389,830	$22,138,160	$996	$74,528,986
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$29,621	$—	$—	$29,621
Open Forward Foreign Currency
Contracts-Depreciation	—	515	—	515
Total	$29,621	$515	$—	$30,136

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Diversified Financial Services	9.5%
Federal National Mtg. Assoc.	8.5
United States Treasury Notes	8.3
Repurchase Agreements	5.6
Diversified Banking Institutions	3.3
Real Estate Investment Trusts	2.8
Medical-Biomedical/Gene	2.7
Medical-Drugs	2.7
Banks-Commercial	2.5
Computers	2.4
Government National Mtg. Assoc.	2.2
Oil Companies-Exploration & Production	1.9
Web Portals/ISP	1.7
Multimedia	1.5
Banks-Super Regional	1.3
Semiconductor Components-Integrated Circuits	1.1
Cable/Satellite TV	1.1
Oil-Field Services	1.0
Diversified Manufacturing Operations	1.0
Chemicals-Diversified	0.8
Beverages-Non-alcoholic	0.8
Telecom Services	0.8
Cosmetics & Toiletries	0.8
Applications Software	0.8
Sovereign	0.8
Time Deposits	0.8
Electric-Integrated	0.8
Electronic Components-Misc.	0.8
Transport-Rail	0.7
Telephone-Integrated	0.7
Oil Companies-Integrated	0.7
Pharmacy Services	0.7
Retail-Restaurants	0.6
Pipelines	0.6
Federal Home Loan Mtg. Corp.	0.6
Computer Services	0.6
E-Commerce/Products	0.6
Metal Processors & Fabrication	0.6
Electronic Components-Semiconductors	0.6
Commercial Services-Finance	0.6
Finance-Credit Card	0.6
Medical-HMO	0.5
Finance-Investment Banker/Broker	0.5
Insurance-Life/Health	0.5
Enterprise Software/Service	0.5
Food-Retail	0.5
Internet Content-Entertainment	0.5
Medical-Hospitals	0.5
Transport-Services	0.5
Instruments-Controls	0.5
Cellular Telecom	0.5
Insurance-Multi-line	0.5
Aerospace/Defense-Equipment	0.4
Airlines	0.4
Medical Products	0.4
Retail-Drug Store	0.4
Retail-Building Products	0.4
Wireless Equipment	0.4
Municipal Bonds	0.4
Tobacco	0.4
United States Treasury Bonds	0.4%
Finance-Consumer Loans	0.4
Distribution/Wholesale	0.4
Retail-Auto Parts	0.4
Retail-Regional Department Stores	0.4
Retail-Apparel/Shoe	0.4
Auto/Truck Parts & Equipment-Original	0.4
Therapeutics	0.3
Semiconductor Equipment	0.3
E-Commerce/Services	0.3
Electronic Security Devices	0.3
Electronic Connectors	0.3
Industrial Gases	0.3
Athletic Footwear	0.3
Hotels/Motels	0.3
Machinery-General Industrial	0.3
Oil Refining & Marketing	0.3
Apparel Manufacturers	0.3
Engineering/R&D Services	0.3
Human Resources	0.3
Computer Aided Design	0.3
Food-Misc./Diversified	0.3
Networking Products	0.3
Agricultural Chemicals	0.3
Food-Confectionery	0.3
Finance-Auto Loans	0.3
Insurance-Property/Casualty	0.3
Retail-Major Department Stores	0.3
Insurance Brokers	0.3
Medical Instruments	0.3
Computers-Memory Devices	0.3
Gas-Distribution	0.3
Electronic Design Automation	0.2
Investment Management/Advisor Services	0.2
Containers-Metal/Glass	0.2
Schools	0.2
Containers-Paper/Plastic	0.2
Steel-Producers	0.2
Retail-Catalog Shopping	0.2
Footwear & Related Apparel	0.2
Casino Hotels	0.2
Transactional Software	0.2
Electric-Transmission	0.2
Medical-Wholesale Drug Distribution	0.2
Entertainment Software	0.2
Telecommunication Equipment	0.2
Finance-Other Services	0.2
Retail-Gardening Products	0.2
Retail-Perfume & Cosmetics	0.2
Chemicals-Specialty	0.2
Transport-Truck	0.2
Computers-Integrated Systems	0.2
Television	0.2
Energy-Alternate Sources	0.2
Electronic Measurement Instruments	0.2
Machinery-Construction & Mining	0.2
Paper & Related Products	0.2
Food-Wholesale/Distribution	0.2
Retail-Jewelry	0.2
Savings & Loans/Thrifts	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Coal	0.2%
Retail-Pet Food & Supplies	0.2
Medical Information Systems	0.2
Building & Construction Products-Misc.	0.2
Retail-Discount	0.2
Retail-Mail Order	0.1
Retail-Bookstores	0.1
Electric Products-Misc.	0.1
Retail-Appliances	0.1
Audio/Video Products	0.1
Food-Baking	0.1
Real Estate Management/Services	0.1
Data Processing/Management	0.1
Printing-Commercial	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Trucking/Leasing	0.1
Poultry	0.1
Filtration/Separation Products	0.1
Toys	0.1
Security Services	0.1
Auto-Heavy Duty Trucks	0.1
Insurance-Reinsurance	0.1
Computer Software	0.1
Electric-Generation	0.1
Finance-Leasing Companies	0.1
Insurance-Mutual	0.1
Beverages-Wine/Spirits	0.1
Telecom Equipment-Fiber Optics	0.1
Lasers-System/Components	0.1
Aerospace/Defense	0.1
Lighting Products & Systems	0.1
Engines-Internal Combustion	0.1
Building-Residential/Commercial	0.1
Computer Data Security	0.1
Drug Delivery Systems	0.1
Publishing-Newspapers	0.1
Real Estate Operations & Development	0.1
Research & Development	0.1
Power Converter/Supply Equipment	0.1
Retail-Convenience Store	0.1
Oil Field Machinery & Equipment	0.1
Medical Laser Systems	0.1
Internet Telephone	0.1
Metal-Copper	0.1
Vitamins & Nutrition Products	0.1
Web Hosting/Design	0.1
Brewery	0.1
Internet Application Software	0.1
Gold Mining	0.1
SupraNational Banks	0.1
Consulting Services	0.1
Machinery-Farming	0.1
Medical-Outpatient/Home Medical	0.1
Decision Support Software	0.1
Industrial Audio & Video Products	0.1
Auction Houses/Art Dealers	0.1
107.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.5%
Advertising Services — 0.0%
Millennial Media, Inc.†	15,900	$29,574
Sizmek, Inc.†	1,447	11,200
		40,774
Aerospace/Defense — 0.1%
Boeing Co.	708	90,185
Aerospace/Defense-Equipment — 0.4%
AAR Corp.	9,875	238,481
B/E Aerospace, Inc.†	1,649	138,417
United Technologies Corp.	1,958	206,765
		583,663
Agricultural Chemicals — 0.2%
Monsanto Co.	2,667	300,064
Airlines — 0.4%
Alaska Air Group, Inc.	4,275	186,133
United Continental Holdings, Inc.†	8,263	386,626
		572,759
Apparel Manufacturers — 0.3%
Carter's, Inc.	2,769	214,653
Michael Kors Holdings, Ltd.†	988	70,533
Ralph Lauren Corp.	625	102,956
		388,142
Applications Software — 0.8%
Actuate Corp.†	3,450	13,455
Five9, Inc.†	1,325	8,665
Globant SA†	675	9,497
Microsoft Corp.	19,560	906,802
Paycom Software, Inc.†	1,850	30,636
Red Hat, Inc.†	965	54,185
salesforce.com, Inc.†	1,763	101,425
		1,124,665
Athletic Footwear — 0.3%
NIKE, Inc., Class B	5,157	460,004
Audio/Video Products — 0.1%
TiVo, Inc.†	12,475	159,618
VOXX International Corp.†	4,000	37,200
		196,818
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.	3,239	47,905
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,301	130,869
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	1,586	83,440
Dana Holding Corp.	12,900	247,293
Tower International, Inc.†	2,975	74,940
		405,673
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	8,800	171,600
Banks-Commercial — 1.4%
1st Source Corp.	1,075	30,616
BancFirst Corp.	2,000	125,120
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
BancorpSouth, Inc.	4,550	$91,637
Banner Corp.	1,075	41,355
BBCN Bancorp, Inc.	1,550	22,615
Capital Bank Financial Corp., Class A†	4,725	112,833
Cathay General Bancorp	1,750	43,452
Central Pacific Financial Corp.	8,725	156,439
Chemical Financial Corp.	700	18,823
Citizens & Northern Corp.	450	8,550
City Holding Co.	1,150	48,449
CoBiz Financial, Inc.	1,275	14,255
CVB Financial Corp.	7,725	110,854
East West Bancorp, Inc.	268	9,112
First Commonwealth Financial Corp.	12,325	103,407
First Financial Bancorp	1,050	16,622
First Interstate BancSystem, Inc.	1,075	28,563
FNB Corp.	2,825	33,872
Guaranty Bancorp	775	10,470
MainSource Financial Group, Inc.	1,125	19,406
National Penn Bancshares, Inc.	1,325	12,866
OFG Bancorp	4,925	73,776
OmniAmerican Bancorp, Inc.	675	17,543
PacWest Bancorp	5,358	220,910
Regions Financial Corp.	8,668	87,027
Sierra Bancorp	550	9,218
Simmons First National Corp., Class A	1,325	51,039
Southwest Bancorp, Inc.	2,800	45,920
Suffolk Bancorp	2,422	47,011
Susquehanna Bancshares, Inc.	2,625	26,250
TCF Financial Corp.	4,575	71,050
UMB Financial Corp.	675	36,821
Union Bankshares Corp.	6,884	159,020
Webster Financial Corp.	400	11,656
West Bancorporation, Inc.	2,050	28,967
Westamerica Bancorporation	575	26,749
Wilshire Bancorp, Inc.	4,250	39,227
		2,011,500
Banks-Super Regional — 0.8%
Capital One Financial Corp.	3,587	292,771
Comerica, Inc.	3,202	159,652
Fifth Third Bancorp	1,643	32,893
PNC Financial Services Group, Inc.	1,263	108,088
SunTrust Banks, Inc.	2,338	88,914
US Bancorp	6,223	260,308
Wells Fargo & Co.	4,544	235,697
		1,178,323
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	5,106	217,822
Monster Beverage Corp.†	1,558	142,822
PepsiCo, Inc.	8,722	811,931
		1,172,575

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,476	$133,165
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	5,375	73,584
Nortek, Inc.†	400	29,800
Trex Co., Inc.†	400	13,828
		117,212
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	13,832	743,885
Time Warner Cable, Inc.	1,543	221,405
		965,290
Casino Hotels — 0.2%
MGM Resorts International†	13,209	300,901
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	11,907	343,755
Chemicals-Diversified — 0.8%
Dow Chemical Co.	1,101	57,737
E.I. du Pont de Nemours & Co.	437	31,359
LyondellBasell Industries NV, Class A	5,000	543,300
PPG Industries, Inc.	1,533	301,602
Rockwood Holdings, Inc.	2,983	228,050
		1,162,048
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	3,025	186,673
OM Group, Inc.	2,200	57,090
		243,763
Coal — 0.1%
Cloud Peak Energy, Inc.†	7,100	89,602
Commercial Services — 0.0%
Medifast, Inc.†	275	9,028
Commercial Services-Finance — 0.6%
EVERTEC, Inc.	675	15,080
Heartland Payment Systems, Inc.	1,325	63,229
MasterCard, Inc., Class A	7,236	534,885
MoneyGram International, Inc.†	2,425	30,409
Vantiv, Inc., Class A†	4,947	152,862
		796,465
Computer Aided Design — 0.3%
ANSYS, Inc.†	3,292	249,106
Aspen Technology, Inc.†	4,625	174,455
		423,561
Computer Data Security — 0.1%
Qualys, Inc.†	2,400	63,840
Varonis Systems, Inc.†	2,511	52,982
		116,822
Security Description	Shares	Value (Note 2)
Computer Services — 0.6%
Engility Holdings, Inc.†	2,675	$83,380
IHS, Inc., Class A†	1,659	207,690
Insight Enterprises, Inc.†	675	15,275
International Business Machines Corp.	680	129,084
Manhattan Associates, Inc.†	10,525	351,746
Unisys Corp.†	3,050	71,401
		858,576
Computer Software — 0.1%
AVG Technologies NV†	3,100	51,398
Avid Technology, Inc.†	8,875	89,638
		141,036
Computers — 2.2%
Apple, Inc.	29,890	3,011,417
Hewlett-Packard Co.	2,065	73,246
		3,084,663
Computers-Integrated Systems — 0.2%
NCR Corp.†	6,247	208,712
VeriFone Systems, Inc.†	1,100	37,818
		246,530
Computers-Memory Devices — 0.3%
EMC Corp.	6,895	201,748
NetApp, Inc.	1,507	64,741
Nimble Storage, Inc.†	3,450	89,596
		356,085
Consulting Services — 0.1%
FTI Consulting, Inc.†	2,000	69,920
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	1,350	32,738
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	7,245	322,547
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	16,650	206,959
Rock-Tenn Co., Class A	2,260	107,531
		314,490
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	12,315	803,184
Estee Lauder Cos., Inc., Class A	3,459	258,456
Inter Parfums, Inc.	325	8,938
Procter & Gamble Co.	1,003	83,991
		1,154,569
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,650	90,915
Pegasystems, Inc.	2,300	43,953
		134,868
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	5,050	65,347
Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	3,075	100,675
ScanSource, Inc.†	2,200	76,098

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
United Stationers, Inc.	6,600	$247,962
WESCO International, Inc.†	1,392	108,938
		533,673
Diversified Banking Institutions — 0.9%
Bank of America Corp.	2,971	50,655
Citigroup, Inc.	5,018	260,033
Goldman Sachs Group, Inc.	1,732	317,943
JPMorgan Chase & Co.	6,804	409,873
Morgan Stanley	4,696	162,341
		1,200,845
Diversified Manufacturing Operations — 0.9%
Blount International, Inc.†	975	14,752
Colfax Corp.†	5,280	300,802
Danaher Corp.	3,226	245,111
Dover Corp.	2,469	198,335
Eaton Corp. PLC	2,012	127,500
General Electric Co.	6,918	177,239
Leggett & Platt, Inc.	1,750	61,110
Park-Ohio Holdings Corp.	550	26,323
Standex International Corp.	1,550	114,917
		1,266,089
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	2,850	48,706
Catalent, Inc.†	1,850	46,306
Revance Therapeutics, Inc.†	975	18,847
		113,859
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	2,068	666,806
Chegg, Inc.†	575	3,588
eBay, Inc.†	3,213	181,952
		852,346
E-Commerce/Services — 0.3%
Coupons.com, Inc.†	575	6,877
Priceline Group, Inc.†	396	458,798
		465,675
E-Marketing/Info — 0.0%
Rubicon Project, Inc.†	675	7,918
TubeMogul, Inc.†	400	4,600
		12,518
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,191	199,693
Electric-Generation — 0.0%
Atlantic Power Corp.	14,575	34,689
Electric-Integrated — 0.4%
El Paso Electric Co.	2,125	77,669
NextEra Energy, Inc.	532	49,944
NorthWestern Corp.	4,350	197,316
PG&E Corp.	1,054	47,472
PNM Resources, Inc.	1,625	40,479
Portland General Electric Co.	4,350	139,722
		552,602
Security Description	Shares	Value (Note 2)
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	7,472	$283,936
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	8,025	178,235
InvenSense, Inc.†	3,275	64,616
Stoneridge, Inc.†	16,825	189,618
TE Connectivity, Ltd.	10,633	587,899
Vishay Intertechnology, Inc.	2,050	29,294
		1,049,662
Electronic Components-Semiconductors — 0.6%
DSP Group, Inc.†	1,925	17,075
First Solar, Inc.†	1,550	102,005
Freescale Semiconductor, Ltd.†	4,301	83,999
Intel Corp.	4,188	145,826
OmniVision Technologies, Inc.†	1,175	31,091
PMC-Sierra, Inc.†	6,800	50,728
Texas Instruments, Inc.	3,005	143,308
Xilinx, Inc.	6,006	254,354
		828,386
Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,648	464,149
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	19,445	334,648
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	7,692	237,914
Electronic Security Devices — 0.3%
Taser International, Inc.†	11,225	173,314
Tyco International, Ltd.	6,532	291,131
		464,445
Energy-Alternate Sources — 0.2%
Renewable Energy Group, Inc.†	1,325	13,449
REX American Resources Corp.†	3,000	218,640
TerraForm Power, Inc., Class A†	325	9,379
		241,468
Engineering/R&D Services — 0.3%
Argan, Inc.	4,234	141,331
EMCOR Group, Inc.	4,625	184,815
VSE Corp.	2,125	104,167
		430,313
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,800	122,536
Enterprise Software/Service — 0.5%
Informatica Corp.†	2,254	77,177
ManTech International Corp., Class A	5,700	153,615
MedAssets, Inc.†	5,150	106,708
OPOWER, Inc.†	125	2,357
Oracle Corp.	5,234	200,358
Rally Software Development Corp.†	4,925	59,149
Tyler Technologies, Inc.†	983	86,897
Veeva Systems, Inc., Class A†	875	24,649
		710,910

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	6,600	$152,262
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	4,175	162,449
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	200	25,214
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	1,950	84,026
Ocwen Financial Corp.†	4,000	104,720
Portfolio Recovery Associates, Inc.†	1,575	82,262
World Acceptance Corp.†	1,775	119,812
		390,820
Finance-Credit Card — 0.6%
American Express Co.	2,848	249,314
Visa, Inc., Class A	2,425	517,422
		766,736
Finance-Investment Banker/Broker — 0.5%
Cowen Group, Inc., Class A†	9,300	34,875
E*TRADE Financial Corp.†	7,778	175,705
FBR & Co.†	1,325	36,464
Greenhill & Co., Inc.	400	18,596
Investment Technology Group, Inc.†	10,175	160,358
LPL Financial Holdings, Inc.	3,913	180,193
TD Ameritrade Holding Corp.	3,348	111,723
		717,914
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	1,425	26,106
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	1,075	27,316
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	708	138,095
Outerwall, Inc.†	1,550	86,955
		225,050
Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	4,525	39,141
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	400	11,440
Food-Confectionery — 0.3%
Hershey Co.	4,335	413,689
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,550	42,703
Chiquita Brands International, Inc.†	7,575	107,565
Mondelez International, Inc., Class A	5,130	175,779
Pinnacle Foods, Inc.	2,525	82,441
		408,488
Food-Retail — 0.5%
Kroger Co.	7,312	380,224
Smart & Final Stores, Inc.†	2,200	31,746
Whole Foods Market, Inc.	7,967	303,622
		715,592
Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,206	$121,668
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	8,300	306,602
Gas-Distribution — 0.2%
AGL Resources, Inc.	1,025	52,623
Laclede Group, Inc.	1,325	61,480
Piedmont Natural Gas Co., Inc.	1,275	42,751
Southwest Gas Corp.	1,075	52,224
		209,078
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	225	4,120
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,199	72,563
Marriott International, Inc., Class A	3,154	220,465
Starwood Hotels & Resorts Worldwide, Inc.	1,991	165,671
		458,699
Housewares — 0.0%
Lifetime Brands, Inc.	975	14,927
Human Resources — 0.3%
Barrett Business Services, Inc.	3,000	118,470
Cross Country Healthcare, Inc.†	20,700	192,303
Monster Worldwide, Inc.†	15,677	86,223
Paylocity Holding Corp.†	775	15,229
TriNet Group, Inc.†	575	14,806
		427,031
Identification Systems — 0.0%
Imprivata Inc†	1,225	19,012
Independent Power Producers — 0.0%
Dynegy, Inc.†	1,325	38,240
Industrial Audio & Video Products — 0.1%
GoPro, Inc., Class A†	675	63,248
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,100	41,426
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	3,536	460,316
Instruments-Controls — 0.5%
Honeywell International, Inc.	1,909	177,766
Sensata Technologies Holding NV†	9,938	442,539
Watts Water Technologies, Inc., Class A	125	7,281
		627,586
Insurance Brokers — 0.2%
Aon PLC	3,452	302,637
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	5,100	116,688
CNO Financial Group, Inc.	8,750	148,400
Lincoln National Corp.	3,713	198,943
Primerica, Inc.	1,075	51,836
Prudential Financial, Inc.	1,964	172,714

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Trupanion, Inc.†	1,225	$10,413
		698,994
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	6,823	254,157
Insurance-Property/Casualty — 0.2%
Chubb Corp.	714	65,031
Global Indemnity PLC†	400	10,092
Navigators Group, Inc.†	1,000	61,500
ProAssurance Corp.	1,550	68,309
Stewart Information Services Corp.	275	8,071
		213,003
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	475	20,316
Platinum Underwriters Holdings, Ltd.	2,025	123,262
		143,578
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	4,425	32,701
Intralinks Holdings, Inc.†	7,775	62,977
		95,678
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	5,592	441,992
Pandora Media, Inc.†	5,339	128,990
Twitter, Inc.†	2,382	122,863
		693,845
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	400	16,724
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	2,694	26,536
RingCentral, Inc.†	4,275	54,335
TeleCommunication Systems, Inc., Class A†	7,575	21,134
		102,005
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	483	96,774
Artisan Partners Asset Management, Inc., Class A	400	20,820
BlackRock, Inc.	583	191,410
Federated Investors, Inc., Class B	650	19,084
		328,088
Lasers-System/Components — 0.1%
Coherent, Inc.†	2,000	122,740
Newport Corp.†	325	5,759
		128,499
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,050	123,596
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	775	42,920
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	900	89,127
Hyster-Yale Materials Handling, Inc.	450	32,229
Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining (continued)
Terex Corp.	3,471	$110,274
		231,630
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	1,550	70,757
Kadant, Inc.	2,525	98,601
Roper Industries, Inc.	1,933	282,779
		452,137
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,549	203,988
Medical Instruments — 0.3%
CONMED Corp.	3,975	146,439
NuVasive, Inc.†	2,200	76,714
SurModics, Inc.†	8,475	153,906
		377,059
Medical Labs & Testing Services — 0.0%
Roka Bioscience, Inc.†	1,225	12,311
Medical Laser Systems — 0.1%
PhotoMedex, Inc.†	16,750	103,850
Medical Products — 0.4%
Accuray, Inc.†	7,475	54,268
Covidien PLC	1,613	139,541
Intersect ENT, Inc.†	350	5,425
Wright Medical Group, Inc.†	2,200	66,660
Zimmer Holdings, Inc.	3,147	316,431
		582,325
Medical-Biomedical/Gene — 2.6%
Alnylam Pharmaceuticals, Inc.†	2,200	171,820
Applied Genetic Technologies Corp.†	350	6,514
Ardelyx, Inc.†	1,225	17,407
Avalanche Biotechnologies, Inc.†	225	7,693
Biogen Idec, Inc.†	1,736	574,286
Celgene Corp.†	5,568	527,735
Eleven Biotherapeutics, Inc.†	1,225	13,646
Foundation Medicine, Inc.†	400	7,584
Gilead Sciences, Inc.†	7,910	842,019
Isis Pharmaceuticals, Inc.†	4,740	184,054
Karyopharm Therapeutics, Inc.†	325	11,356
MacroGenics, Inc.†	2,200	45,980
Medivation, Inc.†	5,198	513,926
Merrimack Pharmaceuticals, Inc.†	4,950	43,461
NPS Pharmaceuticals, Inc.†	11,447	297,622
Prothena Corp. PLC†	2,800	62,048
PTC Therapeutics, Inc.†	2,100	92,421
Sage Therapeutics, Inc.†	200	6,300
Synageva BioPharma Corp.†	1,075	73,938
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	400	22,640
Versartis, Inc.†	2,425	46,051
Vertex Pharmaceuticals, Inc.†	1,205	135,334
		3,703,835

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 2.6%
ACADIA Pharmaceuticals, Inc.†	5,400	$133,704
Auspex Pharmaceuticals, Inc.†	125	3,209
Bristol-Myers Squibb Co.	13,247	677,981
ChemoCentryx, Inc.†	3,450	15,525
Chimerix, Inc.†	2,050	56,621
Dicerna Pharmaceuticals, Inc.†	975	12,412
Eli Lilly & Co.	2,629	170,491
Endo International PLC†	5,863	400,677
Immune Design Corp.†	3,804	67,179
Ironwood Pharmaceuticals, Inc.†	16,576	214,742
Jazz Pharmaceuticals PLC†	2,279	365,916
Johnson & Johnson	2,220	236,630
Lannett Co., Inc.†	700	31,976
Mallinckrodt PLC†	4,279	385,752
Merck & Co., Inc.	3,032	179,737
Pacira Pharmaceuticals, Inc.†	1,650	159,918
Pfizer, Inc.	8,377	247,708
PharMerica Corp.†	3,750	91,612
Prestige Brands Holdings, Inc.†	2,825	91,445
Tokai Pharmaceuticals, Inc.†	2,150	32,551
ZS Pharma Inc†	325	12,750
		3,588,536
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	3,075	35,824
Medical-HMO — 0.4%
Aetna, Inc.	3,275	265,275
Centene Corp.†	2,025	167,488
UnitedHealth Group, Inc.	1,973	170,171
		602,934
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	5,471	385,815
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	3,000	60,510
LHC Group, Inc.†	225	5,220
		65,730
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	1,407	273,901
Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	375	7,500
Precision Castparts Corp.	1,878	444,861
Rexnord Corp.†	7,349	209,079
Worthington Industries, Inc.	4,775	177,725
		839,165
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	1,375	11,743
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	3,103	101,313
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	8,000	52,960
Security Description	Shares	Value (Note 2)
Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	21,498	$737,166
Walt Disney Co.	8,261	735,477
		1,472,643
Networking Products — 0.3%
Arista Networks, Inc.†	400	35,332
Cisco Systems, Inc.	9,778	246,112
Polycom, Inc.†	10,200	125,307
		406,751
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	975	15,785
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	2,425	16,733
Oil Companies-Exploration & Production — 1.6%
Abraxas Petroleum Corp.†	43,675	230,604
Anadarko Petroleum Corp.	5,493	557,210
Cabot Oil & Gas Corp.	225	7,355
Clayton Williams Energy, Inc.†	1,250	120,563
Comstock Resources, Inc.	1,650	30,723
Contango Oil & Gas Co.†	450	14,958
EOG Resources, Inc.	1,767	174,968
EQT Corp.	600	54,924
Hess Corp.	2,059	194,205
Isramco, Inc.†	75	9,162
Noble Energy, Inc.	6,061	414,330
Occidental Petroleum Corp.	904	86,920
Pioneer Natural Resources Co.	781	153,834
Range Resources Corp.	1,729	117,243
Stone Energy Corp.†	1,575	49,392
VAALCO Energy, Inc.†	8,050	68,425
		2,284,816
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,361	162,394
Exxon Mobil Corp.	2,466	231,927
Phillips 66	4,273	347,438
		741,759
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,405	106,921
Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	325	14,394
Alon USA Energy, Inc.	2,300	33,028
Marathon Petroleum Corp.	762	64,519
Valero Energy Corp.	5,816	269,106
Western Refining, Inc.	1,425	59,836
		440,883
Oil-Field Services — 1.0%
Basic Energy Services, Inc.†	2,525	54,767
Core Laboratories NV	2,056	300,896
Exterran Holdings, Inc.	5,225	231,520
Halliburton Co.	2,428	156,630
Helix Energy Solutions Group, Inc.†	3,000	66,180
NOW, Inc.†	3,369	102,451
Pioneer Energy Services Corp.†	5,625	78,863
Schlumberger, Ltd.	2,157	219,345

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
SEACOR Holdings, Inc.†	2,200	$164,560
		1,375,212
Paper & Related Products — 0.1%
Domtar Corp.	875	30,739
Resolute Forest Products, Inc.†	3,875	60,605
Xerium Technologies, Inc.†	1,075	15,706
		107,050
Pharmacy Services — 0.6%
Express Scripts Holding Co.†	7,551	533,327
Omnicare, Inc.	4,209	262,052
		795,379
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,075	39,668
Poultry — 0.1%
Pilgrim's Pride Corp.†	2,525	77,164
Sanderson Farms, Inc.	975	85,751
		162,915
Power Converter/Supply Equipment — 0.1%
SunPower Corp.†	3,200	108,416
Printing-Commercial — 0.1%
Deluxe Corp.	2,200	121,352
Quad/Graphics, Inc.	1,350	25,988
RR Donnelley & Sons Co.	1,303	21,447
		168,787
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	11,100	37,518
Radio — 0.0%
Entercom Communications Corp., Class A†	3,850	30,915
Radio One, Inc., Class D†	3,250	10,335
Townsquare Media, Inc.†	975	11,720
		52,970
Real Estate Investment Trusts — 2.2%
American Assets Trust, Inc.	2,000	65,940
American Tower Corp.	8,264	773,758
Anworth Mtg. Asset Corp.	7,575	36,284
Ashford Hospitality Prime, Inc.	180	2,741
Ashford Hospitality Trust, Inc.	900	9,198
Associated Estates Realty Corp.	400	7,004
BioMed Realty Trust, Inc.	1,075	21,715
Capstead Mtg. Corp.	10,200	124,848
CBL & Associates Properties, Inc.	2,200	39,380
CBS Outdoor Americas, Inc.	2,844	85,149
CoreSite Realty Corp.	6,475	212,833
Cousins Properties, Inc.	575	6,871
CYS Investments, Inc.	30,225	249,054
DCT Industrial Trust, Inc.	4,125	30,979
DiamondRock Hospitality Co.	2,175	27,579
EastGroup Properties, Inc.	1,225	74,223
EPR Properties	1,325	67,151
Equity Lifestyle Properties, Inc.	775	32,829
FelCor Lodging Trust, Inc.	1,225	11,466
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
First Industrial Realty Trust, Inc.	850	$14,374
Franklin Street Properties Corp.	1,850	20,757
Gladstone Commercial Corp.	400	6,796
Home Properties, Inc.	1,175	68,432
Hospitality Properties Trust	2,125	57,056
Host Hotels & Resorts, Inc.	4,036	86,088
Lexington Realty Trust	6,924	67,786
LTC Properties, Inc.	3,375	124,504
National Retail Properties, Inc.	850	29,385
Pennsylvania Real Estate Investment Trust	2,100	41,874
Post Properties, Inc.	1,100	56,474
Potlatch Corp.	3,975	159,835
PS Business Parks, Inc.	375	28,553
RAIT Financial Trust	1,075	7,987
Ramco-Gershenson Properties Trust	3,950	64,188
Saul Centers, Inc.	1,050	49,077
Simon Property Group, Inc.	1,039	170,832
Strategic Hotels & Resorts, Inc.†	10,100	117,665
Taubman Centers, Inc.	675	49,275
		3,099,940
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,329	167,906
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	2,775	99,817
St. Joe Co.†	400	7,972
		107,789
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	400	12,140
Research & Development — 0.1%
Arrowhead Research Corp.†	4,850	71,635
PAREXEL International Corp.†	600	37,854
		109,489
Respiratory Products — 0.0%
Inogen, Inc.†	675	13,912
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	775	31,876
Brown Shoe Co., Inc.	1,175	31,878
Children's Place, Inc.	4,375	208,512
Express, Inc.†	2,875	44,879
Guess?, Inc.	1,550	34,053
PVH Corp.	1,108	134,234
		485,432
Retail-Appliances — 0.1%
Conn's, Inc.†	1,000	30,270
hhgregg, Inc.†	25,975	163,902
		194,172
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	797	406,199
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	10,175	200,854
Retail-Building Products — 0.4%
Lowe's Cos., Inc.	11,111	587,994

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	3,604	$307,998
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	775	9,664
Retail-Convenience Store — 0.1%
Pantry, Inc.†	5,325	107,725
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	1,394	106,599
Retail-Drug Store — 0.3%
CVS Health Corp.	2,540	202,159
Rite Aid Corp.†	44,525	215,501
		417,660
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,289	263,816
Retail-Hair Salons — 0.0%
Regis Corp.	1,375	21,945
Retail-Hypermarkets — 0.0%
Roundy's, Inc.	3,925	11,736
Retail-Jewelry — 0.2%
Tiffany & Co.	2,188	210,726
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,007	200,176
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	6,591	389,989
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,654	195,453
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	2,965	207,817
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	2,025	16,929
Dillard's, Inc., Class A	2,150	234,307
Kohl's Corp.	2,012	122,792
Macy's, Inc.	2,172	126,367
		500,395
Retail-Restaurants — 0.6%
DineEquity, Inc.	125	10,199
Dunkin' Brands Group, Inc.	2,495	111,826
Jack in the Box, Inc.	325	22,162
Red Robin Gourmet Burgers, Inc.†	1,350	76,815
Sonic Corp.†	7,975	178,321
Starbucks Corp.	6,453	486,943
		886,266
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,325	41,013
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	550	6,815
BankFinancial Corp.	400	4,152
Beneficial Mutual Bancorp, Inc.†	1,350	17,253
Capitol Federal Financial, Inc.	400	4,728
Charter Financial Corp.	1,725	18,457
Flushing Financial Corp.	2,525	46,132
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
Northfield Bancorp, Inc.	750	$10,215
OceanFirst Financial Corp.	1,425	22,672
		130,424
Schools — 0.2%
Strayer Education, Inc.†	5,150	308,382
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	350	6,363
Semiconductor Components-Integrated Circuits — 1.0%
Atmel Corp.†	33,005	266,680
Emulex Corp.†	30,736	151,836
Integrated Device Technology, Inc.†	6,700	106,865
Micrel, Inc.	1,475	17,744
QUALCOMM, Inc.	8,575	641,153
TriQuint Semiconductor, Inc.†	10,750	205,003
		1,389,281
Semiconductor Equipment — 0.3%
Brooks Automation, Inc.	10,675	112,194
KLA-Tencor Corp.	2,424	190,963
Photronics, Inc.†	6,475	52,124
Ultra Clean Holdings, Inc.†	13,144	117,639
		472,920
Software Tools — 0.0%
VMware, Inc., Class A†	577	54,146
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,055	72,162
United States Steel Corp.	2,251	88,172
		160,334
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	20,700	131,238
Telecom Services — 0.6%
Amdocs, Ltd.	8,531	391,402
Consolidated Communications Holdings, Inc.	2,450	61,373
EarthLink Holdings Corp.	23,150	79,173
FairPoint Communications, Inc.†	3,475	52,716
Inteliquent, Inc.	9,675	120,454
NeuStar, Inc., Class A†	5,050	125,391
		830,509
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	11,105	265,521
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	2,359	117,926
Television — 0.2%
CBS Corp., Class B	4,343	232,350
ION Media Networks, Inc.†(1)(2)(3)	4	1,992
		234,342

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Textile-Apparel — 0.0%
Unifi, Inc.†	1,650	$42,735
Therapeutics — 0.3%
Agios Pharmaceuticals, Inc.†	200	12,270
Cara Therapeutics, Inc.†	1,450	12,166
Egalet Corp.†	692	3,944
Kite Pharma Inc†	400	11,400
Mirati Therapeutics, Inc.†	2,875	50,341
Pharmacyclics, Inc.†	2,847	334,323
Xencor, Inc.†	5,250	48,878
Zafgen Inc†	400	7,860
		481,182
Tobacco — 0.4%
Altria Group, Inc.	7,534	346,112
Philip Morris International, Inc.	1,561	130,188
Universal Corp.	1,075	47,719
		524,019
Toys — 0.1%
Mattel, Inc.	5,120	156,928
Transactional Software — 0.2%
ACI Worldwide, Inc.†	3,950	74,102
Solera Holdings, Inc.	4,064	229,047
		303,149
Transport-Rail — 0.7%
Kansas City Southern	2,139	259,247
Union Pacific Corp.	7,102	769,999
		1,029,246
Transport-Services — 0.5%
FedEx Corp.	2,869	463,200
Matson, Inc.	6,575	164,572
		627,772
Transport-Truck — 0.2%
ArcBest Corp.	2,425	90,452
Celadon Group, Inc.	675	13,129
Con-way, Inc.	1,075	51,063
Swift Transportation Co.†	2,525	52,974
USA Truck, Inc.†	2,400	42,072
		249,690
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,550	29,528
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	1,225	27,452
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	375	16,406
USANA Health Sciences, Inc.†	1,150	84,709
		101,115
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	575	8,050
Security Description	Shares/ Principal Amount(10)	Value (Note 2)
Web Portals/ISP — 1.7%
Blucora, Inc.†	2,400	$36,576
Google, Inc., Class A†	1,677	986,764
Google, Inc., Class C†	1,868	1,078,508
Yahoo!, Inc.†	6,512	265,364
		2,367,212
Wireless Equipment — 0.4%
InterDigital, Inc.	1,350	53,757
Motorola Solutions, Inc.	4,900	310,072
RF Micro Devices, Inc.†	4,475	51,641
Ubiquiti Networks, Inc.	4,275	160,441
		575,911
Total Common Stocks (cost $66,638,706)		80,626,192
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,637
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	5,150
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	16,254
Total Preferred Securities (cost $33,968)		29,041
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	266,268
Banco Santander SABanco VRS 6.25% due 03/12/2019(4)	100,000	122,358
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	14,000	13,370
		401,996
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(4)	15,000	14,679
Wells Fargo Capital X 5.95% due 12/01/2086	7,000	7,193
		21,872
Diversified Banking Institutions — 0.4%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2014(4)	41,000	33,415
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	17,000	16,822

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	$13,000	$12,672
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	20,000	21,650
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	259,557
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	205,600
		549,716
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	8,000	8,091
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 10/30/2014†(2)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	11,000	10,876
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	10,000	10,422
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	35,175
MetLife, Inc. 6.40% due 12/15/2066	16,000	17,840
Voya Financial, Inc. FRS 5.65% due 05/15/2053	10,000	10,050
		63,065
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	183,437
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	27,000	29,228
Total Preferred Securities/ Capital Securities (cost $1,313,951)		1,278,704
ASSET BACKED SECURITIES — 9.3%
Diversified Financial Services — 9.3%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	7,921
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	$38,888	$39,112
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(5)	250,000	249,125
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(5)	250,000	249,850
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(5)	250,000	247,050
Atrium CDO Corp. FRS Series 11-A, Class B 2.48% due 10/23/2025*(5)	250,000	246,950
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	162,798
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	70,000	73,916
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	105,537	115,896
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	200,000	197,285
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.58% due 02/25/2036(7)	195,708	174,438
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	70,000	76,512
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	45,000	49,434
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	16,975	16,940
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,063
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	246,150
Cent CLO 20, Ltd. FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	249,875

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.73% due 04/18/2025*(5)	$250,000	$249,750
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.73% due 05/24/2026*(5)	250,000	249,525
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	38,000	38,809
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(6)	10,000	10,199
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	20,000	20,515
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	60,000	61,984
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	65,000	68,089
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	125,000	132,176
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(6)	35,000	38,570
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	111,159	102,789
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	135,000	144,218
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	70,000	72,907
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	125,609	138,077
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	11,730	11,839
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(6)	102,977	111,486
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	$105,000	$106,045
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	26,000	26,517
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	120,000	122,255
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	100,000	103,043
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	65,000	67,868
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	60,000	62,626
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	100,000	104,753
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	65,000	68,514
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	75,000	78,813
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	45,000	48,390
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(6)	42,088	44,614
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	106,306	97,123
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	21,563	21,933
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	89,289	84,365
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	4,124	3,833
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	40,000	40,703
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	43,212	46,005

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(5)	$250,000	$248,600
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(5)	250,000	249,875
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	177,108	166,940
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,043
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,124
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,990
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	39,831
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	12,000	11,938
FREMF Mtg. Trust VRS Series 2013-K502, Class B 2.84% due 03/25/2045*(6)	100,000	100,739
FREMF Mtg. Trust VRS Series 2012-K706, Class B 4.16% due 11/25/2044*(6)	60,000	62,366
FREMF Mtg. Trust VRS Series 2010-K8, Class B 5.41% due 09/25/2043*(6)	80,000	87,808
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(5)	250,000	249,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,000	113,103
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	15,000	15,000
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	107,873
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	34,897
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(6)	90,000	92,208
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	$100,000	$103,324
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	60,000	62,716
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	85,000	88,570
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.55% due 04/25/2036(7)	15,395	13,177
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(7)	45,206	39,589
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(7)	76,431	71,967
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(7)	60,023	58,718
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	160,000	160,554
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	96,503	89,562
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	143,065	153,286
JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(6)	50,000	51,488
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	100,000	102,527
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	95,000	101,037
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	95,000	103,270
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(6)	38,000	39,039
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(6)	130,000	133,475

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	$105,000	$107,726
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	60,000	62,767
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	30,000	31,905
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	45,025	48,759
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	94,089	99,693
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(6)	101,388	107,893
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(6)	125,000	139,859
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	249,700
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(5)	250,000	250,350
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	249,625
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	89,616	90,341
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(7)	53,871	53,577
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(6)	95,000	100,342
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	121,267	129,642
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	50,092	54,903
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	70,500	76,704
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	130,000	133,030
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.89% due 06/15/2047(6)	$75,000	$77,730
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	20,000	21,023
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	138,406	148,199
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	95,000	103,192
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	64,827	70,838
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(6)	55,000	61,972
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	65,480	59,218
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	242,424	222,286
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.70% due 08/04/2025*(5)	250,000	249,400
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	40,000	40,048
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	19,137	18,769
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	46,855	27,414
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(5)	250,000	249,950
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	4,468	4,596
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	29,983
Santander Drive Auto Receivables Trust Series 2013-C, Class 5 2.25% due 06/17/2019	20,000	20,106
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	60,000	60,320

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	$68,570	$68,898
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	30,742	30,783
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	115,948	83,353
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.43% due 02/20/2047(7)	117,650	102,214
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(1)	130,000	129,991
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	23,483	23,793
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	70,000	69,562
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,124
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	52,662	54,626
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(6)	19,000	20,368
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	100,000	102,740
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	122,722	125,301
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	4,354	4,367
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	175,607	175,059
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(7)	$76,411	$71,853
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	75,000	76,378
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	125,000	130,679
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	120,000	125,851
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	50,111	52,840
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	35,000	37,179
Total Asset Backed Securities (cost $12,864,580)		12,964,851
U.S. CORPORATE BONDS & NOTES — 10.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	11,000	10,908
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	8,000	8,076
		18,984
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	4,000	4,020
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,000	1,785
Aerospace/Defense — 0.0%
Bae Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	11,000	10,967
Bae Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	8,000	7,958
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,601
		33,526

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	$3,000	$3,008
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	20,000	19,700
		22,708
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	110,645
Monsanto Co. Senior Notes 4.70% due 07/15/2064	9,000	8,958
		119,603
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,120
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	9,382	9,523
United Airlines Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	10,000	9,950
		25,593
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	3,000	3,128
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	5,000	5,037
		8,165
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	4,000	2,360
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	55,000	56,650
		59,010
Auction House/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	65,000	61,587
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	17,000	16,936
Security Description	Principal Amount(10)	Value (Note 2)
Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	$18,000	$17,982
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,082
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	58,025
		61,107
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	5,000	4,913
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	90,000	94,162
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	28,000	35,483
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,000	1,047
		135,605
Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	136,583
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	8,000	7,929
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	109,013
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	115,000	119,698
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	34,000	33,899
Wells Fargo & Co Senior Notes 3.30% due 09/09/2024	125,000	122,629
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	39,306
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	60,000	62,035
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	103,762
		734,854

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	$76,000	$76,224
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	20,095
		96,319
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	40,000	41,900
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	35,000	36,575
		78,475
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/ Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	9,675
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,170
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,388
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	54,519
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	58,500
		118,419
Cable/Satellite TV — 0.4%
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	4,975
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	55,668
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	25,000	26,374
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	80,000	74,878
Security Description	Principal Amount(10)	Value (Note 2)
Cable/Satellite TV (continued)
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	$25,000	$28,552
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,759
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,558
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,684
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	10,000	11,653
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,837
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	20,400
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	64,500
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	8,000	7,894
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	58,831
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	5,000	6,308
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	52,323
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	12,000	16,319
		535,513
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,275
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	40,000	40,300
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,170

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	$20,000	$23,100
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,300
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	31,162
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,113
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	71,925
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,250
		200,320
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 10/01/2034	17,000	16,369
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	3,960
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,542
		10,502
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,150
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	6,000	6,210
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	98,175
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,200
		118,735
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	25,000	24,625
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	10,000	10,125
		34,750
Security Description	Principal Amount(10)	Value (Note 2)
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	95,000	96,487
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	105,000	113,731
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	25,000	28,499
		238,717
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	14,000	14,245
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	8,000	8,800
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	2,820
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	9,000	8,839
		11,659
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	45,000	46,125
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	3,000	2,895
Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	20,000	19,961
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	85,000	85,886
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	90,000	91,881
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	49,568
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	25,000	25,253
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	100,650

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	$7,000	$7,921
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	200,000	217,802
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	47,000	52,728
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	56,405
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	120,389
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	67,410
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	99,997
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,298
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	25,000	25,179
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	33,000	33,183
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	13,000	14,412
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,061
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	20,346
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	58,232
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	54,914
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	15,748
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	30,000	28,738
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	45,000	44,700
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,677
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	$30,000	$32,067
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	144,059
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	34,798
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	171,697
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	63,437
Morgan Stanley Senior Notes 2.13% due 04/25/2018	100,000	99,989
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	17,000	16,953
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	88,000	86,488
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,388
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	70,000	73,954
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,389
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	143,153
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,906
		2,408,617
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	22,000	22,267
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	105,000	120,138
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	132,000	159,214
		301,619
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	15,000	14,600

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	$34,000	$40,168
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,442
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,287
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	9,000	9,016
		91,513
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,160
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,850
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	29,175
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	7,857
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,375
		97,257
Electric-Integrated — 0.4%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	9,000	9,619
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,271
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	30,975
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	24,830
Edison International Senior Notes 3.75% due 09/15/2017	50,000	52,931
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	87,059
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	16,551
Security Description	Principal Amount(10)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	$14,000	$14,175
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,239
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,337
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,139
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	14,000	15,088
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	35,000	35,783
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	66,035
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	18,000	17,937
Southern Co. Senior Notes 1.30% due 08/15/2017	14,000	13,932
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	40,000	52,252
		486,153
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	16,000	15,948
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	4,800
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	115,000	119,600
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,982
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	124,984
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	9,000	11,205
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	105,000	105,787

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	$115,000	$120,462
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,578
		378,998
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	10,000	10,000
SLM Corp. Company Guar. Notes 5.50% due 01/15/2019	15,000	15,300
SLM Corp. Company Guar. Notes 7.25% due 01/25/2022	10,000	10,850
SLM Corp. Company Guar. Notes 8.45% due 06/15/2018	95,000	106,875
Synchrony Financial Senior Notes 3.75% due 08/15/2021	6,000	6,054
Synchrony Financial Senior Notes 4.25% due 08/15/2024	8,000	8,001
		157,080
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	46,535
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,025
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
		48,563
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	103,500
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	7,000	7,420
		110,920
Security Description	Principal Amount(10)	Value (Note 2)
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	$28,000	$27,955
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	3,000	2,925
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,500
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	6,000	6,209
		16,709
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	11,000	13,792
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	65,000	65,001
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,030
Sysco Corp. Company Guar. Bonds 4.35% due 10/02/2034	5,000	5,073
Sysco Corp. Company Guar. Bonds 4.50% due 10/02/2044	8,000	8,059
		89,163
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	38,800
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	86,477
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,000
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,070
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,230

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	$3,000	$3,120
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	6,000	6,154
		15,574
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,677
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	29,502
USI, Inc. Senior Notes 7.75% due 01/15/2021*	10,000	9,950
		80,129
Insurance-Life/Health — 0.0%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,833
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,001
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	10,000	10,043
Teachers Insurance & Annuity Assoc. of America Bonds 4.90% due 09/15/2044*	8,000	8,153
		29,030
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	36,026
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	25,000	26,725
Nationwide Mutual Insurance Co. Senior Sub. Notes 9.38% due 08/15/2039*	100,000	153,955
		216,706
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	15,000	16,582
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	100,411
Security Description	Principal Amount(10)	Value (Note 2)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	$18,000	$18,160
		135,153
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,270
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	14,000	13,790
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	32,000	31,832
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	23,000	23,040
		68,662
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	23,000	22,957
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,211
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	3,760
		17,971
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	36,942
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	32,357
		69,299
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,320
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	16,000	15,800
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	22,000	23,469
		124,589
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	22,906

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	$10,000	$10,025
Humana, Inc. Senior Notes 2.63% due 10/01/2019	45,000	44,972
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	50,402
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,039
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	79,688
		200,126
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,122
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	20,000	19,950
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	34,212
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,256
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,225
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	38,237
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	50,000	52,500
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	7,000	6,948
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	5,000	4,938
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	110,000	116,325
		291,713
Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 3.88% due 09/01/2024*	6,000	5,906
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	11,000	11,014
Security Description	Principal Amount(10)	Value (Note 2)
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	$75,000	$101,233
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	100,000	121,429
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	130,401
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	133,074
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	13,294
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	55,000	54,056
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	64,000	58,925
		612,412
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	15,000	14,992
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	25,000	25,341
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,175
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	3,000	2,745
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	5,000	4,575
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	36,000	43,870
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	4,925

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	$2,000	$1,940
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	10,150
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	5,000	5,137
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	20,000	19,800
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,173
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,113
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,175
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,070
Hess Corp. Senior Notes 1.30% due 06/15/2017	50,000	49,810
Hess Corp. Senior Notes 5.60% due 02/15/2041	15,000	16,895
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,788
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	10,000	9,625
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	5,000	4,975
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	5,000	5,075
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,000
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	4,000	3,860
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,000	1,075
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	$5,000	$4,856
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	4,000	4,000
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	6,000	5,857
		232,664
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	4,000	4,170
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	4,850
		9,020
Oil-Field Services — 0.0%
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,570
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	10,000	11,075
		17,645
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,820
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	24,687
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	32,000	34,878
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	16,417
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	22,600
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	4,000	4,110
		106,512
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	170,972
Pipelines — 0.6%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	7,000	7,184

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	$3,000	$2,932
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	4,000	3,548
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	38,000	43,489
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	111,250
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	82,739
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	134,005
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	24,000	27,781
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	9,000	8,662
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	50,000	50,111
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	65,000	70,769
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	16,000	16,680
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,820
Plains All American Pipeline LP/PAA Finance Corp. Notes 3.60% due 11/01/2024	11,000	10,796
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	130,000	132,012
Williams Partners LP Senior Notes 3.90% due 01/15/2025	90,000	89,333
Security Description	Principal Amount(10)	Value (Note 2)
Pipelines (continued)
Williams Partners LP Senior Notes 4.30% due 03/04/2024	$75,000	$76,497
		873,608
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	10,000	9,663
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	70,700
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,400
		76,100
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,090
Real Estate Investment Trusts — 0.6%
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	45,000	53,108
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	8,000	7,700
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,383
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,897
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	71,793
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,443
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	138,291
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	126,266
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,258
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,723
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	15,000	15,263

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	$4,000	$4,170
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	74,841
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,814
Ventas Realty LP/ Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	39,353
Ventas Realty LP/ Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	93,631
		784,934
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	9,000	9,026
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,625
		19,651
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	33,019
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,203
		36,222
Retail-Appliances — 0.0%
Conn's, Inc. Senior Notes 7.25% due 07/15/2022*	4,000	3,405
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	72,843
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	40,000	42,400
		115,243
Security Description	Principal Amount(10)	Value (Note 2)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	$30,000	$32,700
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	25,000	24,187
		56,887
Retail-Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	12,000	12,533
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	50,296
		62,829
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	7,859	8,338
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,078	10,262
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,168	14,112
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	117,129	142,581
		175,293
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	12,000	11,786
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	7,675
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/ Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	60,000	63,600
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	5,000	4,475
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	8,000	8,460
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	8,000	7,940
		16,400

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	$12,000	$12,884
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	43,000	49,042
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	15,000	17,299
		79,225
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	8,000	8,220
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	5,786
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	7,105
		21,111
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,245
ADT Corp. Senior Notes 6.25% due 10/15/2021	130,000	134,550
		145,795
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	4,000	4,060
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,840
		5,900
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	51,720
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	10,000	10,325
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,040
Security Description	Principal Amount(10)	Value (Note 2)
Steel Pipe & Tube (continued)
Valmont Industries, Inc. Company Guar. Bonds 5.00% due 10/01/2044	$11,000	$10,791
Valmont Industries, Inc. Company Guar. Bonds 5.25% due 10/01/2054	16,000	15,623
		30,454
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,000
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,678
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,150
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	10,000	10,050
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	25,000	27,750
		153,628
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,350
Telecom Services — 0.2%
Consolidated Communications Finance II Co. Company Guar. Notes 6.50% due 10/01/2022*	3,000	2,985
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	20,000
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	84,979
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	203,731
		311,695
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	10,000	9,192
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	80,000	78,821
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,100
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,275

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	$8,000	$7,900
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,660
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,285
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	91,000	89,858
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	11,000	11,358
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,719
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	59,000	59,167
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	69,000	69,328
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	105,200
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	29,000	35,328
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	195,000	243,631
		750,822
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,225
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	33,000	42,511
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,048
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,210
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	51,017
Security Description	Principal Amount(10)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	$5,000	$4,972
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,116
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	102,091
		163,196
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	85,000	84,150
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	4,950
		89,100
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	6,000	5,580
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044	12,000	11,870
Total U.S. Corporate Bonds & Notes (cost $13,717,770)		14,207,054
FOREIGN CORPORATE BONDS & NOTES — 1.7%
Advertising Services — 0.0%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	12,000	11,835
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,250
Banks-Commercial — 0.7%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	18,000	17,996
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	333,469
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	226,713
Credit Suisse Sub. Notes 5.40% due 01/14/2020	107,000	119,350

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	$9,000	$8,993
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	204,874
		911,395
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	5,000	5,050
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,774
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	128,276
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	6,000	6,089
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	150,000	147,384
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,727
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,753
		360,003
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,005
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	31,000	31,543
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	8,000	9,074
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,158
Food-Baking — 0.1%
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	200,000	193,476
Security Description	Principal Amount(10)	Value (Note 2)
Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	$75,000	$72,067
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	9,000	9,339
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	6,000	6,103
		87,509
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,075
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	1,993
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	5,000	4,697
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	8,000	7,827
Oil & Gas Drilling — 0.0%
Ensco PLC Senior Notes 4.50% due 10/01/2024	6,000	6,020
Ensco PLC Senior Notes 5.75% due 10/01/2044	7,000	7,096
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	11,000	10,096
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	8,510
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	6,273
		37,995
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	12,000	16,252
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000	31,275
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,052

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	$4,000	$4,140
Nexen, Inc. Company Guar. Notes 7.50% due 07/30/2039	30,000	41,378
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	13,000	13,233
		112,330
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,463
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	125,000	133,711
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	8,000	8,645
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000	70,757
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	5,000	5,101
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	12,000	13,570
		250,247
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,990
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	6,965
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,491
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,148
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	109,048
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	16,000	18,080
Security Description	Principal Amount(10)	Value (Note 2)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	$25,000	$28,125
		155,253
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	33,948
Total Foreign Corporate Bonds & Notes (cost $2,390,880)		2,446,257
MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	71,610
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	13,504
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	9,969
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	15,375
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	14,300
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000	42,752
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	85,000	48,458
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	88,760
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	35,000	41,069
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	87,492

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	$55,000	$60,484
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	81,053
Total Municipal Bonds & Notes (cost $499,232)		574,826
U.S. GOVERNMENT AGENCIES — 11.3%
Federal Home Loan Mtg. Corp. — 0.6%
2.50% due 01/01/2028	9,206	9,300
2.50% due 04/01/2028	29,963	30,324
3.00% due 08/01/2027	14,310	14,735
3.00% due 10/01/2042	22,837	22,728
3.00% due 11/01/2042	16,769	16,580
3.00% due 02/01/2043	46,477	45,952
3.00% due 08/01/2043	204,619	202,746
3.50% due 03/01/2042	11,259	11,506
3.50% due 08/01/2042	64,836	66,257
3.50% due 09/01/2043	46,644	47,772
4.00% due 03/01/2023	17,321	18,332
4.00% due 10/01/2043	59,605	62,838
4.50% due 01/01/2039	3,338	3,601
5.00% due 05/01/2020	160,635	170,813
5.00% due 05/01/2034	35,830	39,876
5.50% due 07/01/2034	9,564	10,711
5.50% due 05/01/2037	5,950	6,625
6.00% due 08/01/2026	35,417	39,941
6.50% due 05/01/2029	2,422	2,778
6.50% due 05/01/2036	339	384
7.50% due 08/01/2023	114	124
7.50% due 08/01/2025	1,549	1,566
Federal Home Loan Mtg. Corp. FRS 1.89% due 02/01/2037	4,252	4,482
Federal Home Loan Mtg. Corp.
Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(7)	15,000	14,568
Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	8,000	7,966
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	8,787	8,517
Series 1577, Class PK 6.50% due 09/15/2023(7)	8,482	9,346
Series 1226, Class Z 7.75% due 03/15/2022(7)	684	736
		871,104
Federal National Mtg. Assoc. — 8.5%
2.50% due 02/01/2043	95,824	90,852
2.50% due 03/01/2043	191,526	181,588
3.00% due 12/01/2027	19,617	20,232
3.00% due 01/01/2028	25,717	26,568
3.00% due 12/01/2042	8,121	8,024
3.00% due October 15 TBA	600,000	618,000
Security Description	Principal Amount(10)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 05/01/2043	$74,442	$73,514
3.00% due October 30 TBA	2,180,000	2,149,003
3.50% due 08/01/2026	35,648	37,542
3.50% due 09/01/2026	20,474	21,579
3.50% due 10/01/2028	111,931	117,871
3.50% due 08/01/2043	237,960	243,554
3.50% due October 30 TBA	1,404,000	1,435,042
4.00% due 11/01/2040	25,598	27,013
4.00% due 12/01/2040	67,744	71,489
4.00% due 11/01/2041	9,641	10,173
4.00% due 01/01/2042	25,110	26,498
4.00% due 11/01/2043	60,434	63,925
4.00% due 12/01/2043	19,092	20,247
4.00% due October 30 TBA	1,152,000	1,213,992
4.50% due 01/01/2039	7,435	8,026
4.50% due 06/01/2039	73,820	80,077
4.50% due 09/01/2039	17,613	19,032
4.50% due 05/01/2041	16,710	18,039
4.50% due October 30 TBA	1,281,000	1,382,079
4.85% due 11/01/2015	535,216	549,904
4.96% due 01/01/2015	144,683	144,495
5.00% due 03/01/2018	4,264	4,501
5.00% due 06/01/2019	1,998	2,129
5.00% due 03/01/2020	8,100	8,634
5.00% due 05/01/2035	5,713	6,317
5.00% due 07/01/2040	111,563	123,279
5.00% due October 30 TBA	1,450,000	1,599,848
5.50% due 05/01/2020	30,297	32,105
5.50% due 06/01/2020	38,814	41,134
5.50% due 12/01/2029	5,090	5,685
5.50% due 06/01/2035	315,458	355,010
5.50% due 06/01/2036	132,552	148,832
5.50% due 08/01/2037	28,670	32,005
5.50% due 06/01/2038	24,880	27,897
6.00% due 06/01/2017	3,068	3,206
6.00% due 06/01/2021	91,329	97,578
6.00% due 12/01/2033	16,627	18,931
6.00% due 05/01/2034	13,336	15,190
6.00% due 08/01/2034	2,927	3,333
6.00% due 11/01/2038	4,875	5,510
6.00% due October 30 TBA	500,000	565,137
7.00% due 06/01/2037	35,984	39,902
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2M1 1.10% due 05/25/2024(7)	13,804	13,601
Series 2014-C01, Class M1 1.75% due 01/25/2024(7)	18,260	18,289
Series 2013-C01, Class M1 2.15% due 10/25/2023(7)	22,437	22,675
Federal National Mtg. Assoc. FRS 2.13% due 05/01/2037	8,191	8,711
3.52% due 10/01/2040	9,090	9,717

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	$13,521	$13,441
		11,880,955
Government National Mtg. Assoc. — 2.2%
4.00% due 07/15/2041	53,616	56,981
4.00% due 08/15/2041	23,615	25,097
4.00% due 10/15/2041	51,290	54,509
4.00% due October 30 TBA	1,300,000	1,378,914
4.50% due 06/15/2041	1,325,171	1,441,917
6.00% due 11/15/2028	38,076	43,380
7.00% due 07/15/2033	16,337	19,127
8.50% due 11/15/2017	397	425
9.00% due 11/15/2021	226	264
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(7)	1,387	1,587
Series 2005-74, Class HC 7.50% due 09/16/2035(7)	8,683	10,027
		3,032,228
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	10,000	10,009
Total U.S. Government Agencies (cost $15,658,904)		15,794,296
U.S. GOVERNMENT TREASURIES — 8.7%
United States Treasury Bonds — 0.4%
3.38% due 05/15/2044	16,000	16,520
3.63% due 02/15/2044	28,000	30,258
4.38% due 11/15/2039(13)	149,200	182,047
United States Treasury Bonds TIPS 1.38% due 02/15/2044(8)	306,687	328,035
		556,860
United States Treasury Notes — 8.3%
0.25% due 11/30/2014(13)	90,000	90,028
0.25% due 07/31/2015	1,335,000	1,336,877
0.38% due 04/15/2015	25,000	25,042
0.38% due 08/31/2015	500,000	501,270
0.63% due 08/15/2016	3,010,000	3,014,349
0.63% due 12/15/2016	65,000	64,863
0.63% due 05/31/2017	92,000	91,202
0.63% due 08/31/2017	131,000	129,270
0.63% due 09/30/2017	21,000	20,692
1.00% due 08/31/2016	77,000	77,626
1.00% due 10/31/2016	50,000	50,355
1.00% due 05/31/2018	6,000	5,911
1.13% due 05/31/2019	10,000	9,726
1.25% due 10/31/2015	27,000	27,314
1.38% due 11/30/2015	334,000	338,527
1.38% due 07/31/2018	572,000	569,677
1.50% due 08/31/2018	663,000	662,689
1.50% due 02/28/2019	20,000	19,858
Security Description	Principal Amount(10)		Value (Note 2)
United States Treasury Notes (continued)
1.63% due 08/15/2022		$53,000	$50,325
1.75% due 05/15/2022		18,000	17,305
2.00% due 01/31/2016		735,000	751,825
2.00% due 04/30/2016		490,000	502,269
2.13% due 05/31/2015		12,000	12,164
2.38% due 08/15/2024		12,000	11,861
United States Treasury Notes FRS 0.06% due 01/31/2016		64,000	64,013
United States Treasury Notes TIPS 0.13% due 04/15/2018 (8)		162,847	164,145
0.13% due 04/15/2019 (8)		772,760	774,632
0.13% due 01/15/2023 (8)		469,646	454,383
0.13% due 07/15/2024 (8)		551,870	529,838
0.63% due 01/15/2024(8)		1,199,793	1,205,792
			11,573,828
Total U.S. Government Treasuries (cost $12,107,965)			12,130,688
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		12,000	12,065
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,055
Sovereign — 0.8%
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	5,000,000	120,462
Federative Republic of Brazil Bills zero coupon due 09/01/2020	BRL	56,000	145,546
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	11,981
Government of France Bonds 0.25% due 07/25/2024(8)	EUR	40,480	53,319
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	2,173,047	96,468
Italy Buoni Poliennali Del Tesoro Notes 2.35% due 09/15/2024*(8)	EUR	40,047	56,242
Kingdom of Spain Senior Notes 1.80% due 11/30/2024*(8)	EUR	39,903	55,219
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		200,000	171,000
Republic of Portugal Notes 5.13% due 10/15/2024*		18,000	18,649

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,100,000	$95,232
Russian Federation Bonds 7.50% due 02/27/2019	RUB	2,950,000	69,913
United Mexican States Senior Notes 3.50% due 01/21/2021		25,000	25,335
United Mexican States Senior Notes 4.75% due 03/08/2044		204,000	202,470
			1,121,836
SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 6.35% due 08/17/2016	INR	5,000,000	80,946
Total Foreign Government Obligations (cost $1,249,726)			1,217,902
OPTIONS-PURCHASED — 0.0%
Sovereign — 0.0%
Call Options-Purchased†(2)(11)	RUB	5,000,000	613
Call Options-Purchased†(2)(11)	BRL	310,000	1,858
Total Options-Purchased (cost $4,106)			2,471
Total Long-Term Investment Securities (cost $126,479,788)			141,272,282
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 10/01/2014 (cost $1,092,000)		$1,092,000	1,092,000
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $126,000 collateralized by $140,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $129,736		126,000	126,000
Security Description	Principal Amount(10)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $697,000 collateralized by $770,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $713,546	697,000	697,000
Bank of America Securities LLC Joint Repurchase Agreement(9)	1,700,000	1,700,000
Barclays Capital PLC Joint Repurchase Agreement(9)	1,475,000	1,475,000
BNP Paribas SA Joint Repurchase Agreement(9)	1,370,000	1,370,000
Deutsche Bank AG Joint Repurchase Agreement(9)	905,000	905,000
Royal Bank of Scotland Joint Repurchase Agreement(9)	1,580,000	1,580,000
Total Repurchase Agreements (cost $7,853,000)		7,853,000
TOTAL INVESTMENTS (cost $135,424,788)(12)	107.2%	150,217,282
Liabilities in excess of other assets	(7.2)	(10,035,523)
NET ASSETS	100.0%	$140,181,759

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $9,203,329 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $4,467 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition,

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	4/9/2014	4	$0	$1,992	$498	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Principal amount of security is adjusted for inflation.

(9)  See Note 2 for details of Joint Repurchase Agreements.

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  Options-purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2014	Appreciation (Depreciation)
Call option to deliver U.S. dollars in exchange for Brazilian Reals with Goldman Sachs International	September 2015	$2.41	BRL	310,000	$2,297	$1,858	$(439)
Call option to deliver U.S. dollars in exchange for Russian Rubles with Goldman Sachs International	September 2015	36.97	RUB	5,000,000	1,809	613	(1,196)
					$4,106	$2,471	$(1,635)

(12)  See Note 4 for cost of investments on a tax basis.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

BRL — Brazilian Real

CVR — Contingent Value Rights

DOP — Dominican Peso

EUR — Euro Dollar

INR — Indian Rupee

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
11	Long	Russell 2000 Mini Index	December 2014	$1,233,137	$1,206,260	$(26,877)
10	Long	U.S. Treasury 2YR Notes	December 2014	2,189,216	2,188,438	(778)
33	Long	U.S. Treasury 5YR Notes	December 2014	3,903,510	3,902,507	(1,003)
22	Short	U.S. Treasury 10YR Notes	December 2014	2,726,649	2,742,094	(15,445)
25	Short	U.S. Long Bonds	December 2014	3,477,344	3,447,656	29,688
26	Long	U.S. Ultra Bonds	December 2014	3,971,664	3,965,000	(6,664)
						$(21,079)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	40,000	USD	51,738	9/18/15	$1,010	$—
	USD	50,388	RSD	5,000,000	9/18/15	—	(846)
						1,010	(846)
Deutsche Bank AG	EUR	131,000	USD	169,617	12/17/14	4,068	—
Goldman Sachs International	JPY	4,896,000	USD	44,746	12/17/14	74	—
JPMorgan Chase Bank	EUR	518,000	USD	662,913	10/31/14	8,531	—
	USD	45,942	JPY	4,896,000	12/17/14	—	(1,271)
						8,531	(1,271)
Net Unrealized Appreciation (Depreciation)						$13,683	$(2,117)

EUR — Euro

JPY — Japanese Yen

RSD — Serbian Dinar

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Medical - Biomedical/Gene	$3,703,835	$—	$0	$3,703,835
Television	232,350	—	1,992	234,342
Other Industries*	76,688,015	—	—	76,688,015
Preferred Securities	29,041	—	—	29,041
Preferred Securities/Capital Securities	—	1,278,704	—	1,278,704
Asset Backed Securities:
Diversified Financial Services	—	12,834,860	129,991	12,964,851
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	14,207,054	—	14,207,054
Foreign Corporate Bonds & Notes	—	2,446,257	—	2,446,257
Municipal Bonds & Notes	—	574,826	—	574,826
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	11,880,955	—	11,880,955
Other Government Agencies*	—	3,913,341	—	3,913,341
U.S. Government Treasuries:
United States Treasury Bonds	—	556,860	—	556,860
United States Treasury Notes	—	11,573,828	—	11,573,828
Foreign Government Obligations	—	1,217,902	—	1,217,902
Options - Purchased	—	2,471	—	2,471
Short-Term Investment Securities
Time Deposits	—	1,092,000	—	1,092,000
Repurchase Agreements	—	7,853,000	—	7,853,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	29,688	—	—	29,688
Open Forward Foreign Currency
Contracts - Appreciation	—	13,683	—	13,683
Total	$80,682,929	$69,445,741	$131,983	$150,260,653
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$50,767	$—	$—	$50,767
Open Forward Foreign Currency Contracts - Depreciation	—	2,117	—	2,117
Total	$50,767	$2,117	$—	$52,884

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Diversified Financial Services	14.5%
Federal National Mtg. Assoc.	14.4
Repurchase Agreements	10.2
United States Treasury Notes	10.0
Diversified Banking Institutions	5.1
Government National Mtg. Assoc.	2.9
Banks-Commercial	2.2
Computers	1.9
Medical-Drugs	1.8
Medical-Biomedical/Gene	1.7
Oil Companies-Exploration & Production	1.7
Banks-Super Regional	1.7
Real Estate Investment Trusts	1.5
Multimedia	1.5
Federal Home Loan Mtg. Corp.	1.4
Web Portals/ISP	1.3
Telephone-Integrated	1.3
Sovereign	1.2
Cable/Satellite TV	1.1
United States Treasury Bonds	1.0
Pipelines	0.9
Oil Companies-Integrated	0.8
Diversified Manufacturing Operations	0.8
Electric-Integrated	0.8
Beverages-Non-alcoholic	0.7
Pharmacy Services	0.7
Semiconductor Components-Integrated Circuits	0.7
Transport-Rail	0.7
Municipal Bonds	0.6
Chemicals-Diversified	0.6
Cosmetics & Toiletries	0.6
Medical-Hospitals	0.6
Applications Software	0.6
Telecom Services	0.6
Insurance-Multi-line	0.5
Oil-Field Services	0.5
E-Commerce/Products	0.5
Medical-HMO	0.4
Electronic Components-Semiconductors	0.4
Retail-Drug Store	0.4
Cellular Telecom	0.4
Insurance-Life/Health	0.4
Internet Content-Entertainment	0.4
Tobacco	0.4
Commercial Services-Finance	0.3
Finance-Credit Card	0.3
Instruments-Controls	0.3
Retail-Restaurants	0.3
Finance-Investment Banker/Broker	0.3
Food-Retail	0.3
Apparel Manufacturers	0.3
Aerospace/Defense-Equipment	0.3
Metal Processors & Fabrication	0.3
Steel-Producers	0.3
Retail-Auto Parts	0.3
Finance-Auto Loans	0.3
Hotels/Motels	0.3
Retail-Building Products	0.3
Enterprise Software/Service	0.3
Insurance-Property/Casualty	0.3
Electronic Components-Misc.	0.3%
Medical Products	0.2
Agricultural Chemicals	0.2
Transport-Services	0.2
Insurance Brokers	0.2
Casino Hotels	0.2
Networking Products	0.2
E-Commerce/Services	0.2
Medical-Wholesale Drug Distribution	0.2
Airlines	0.2
Electronic Connectors	0.2
Computers-Memory Devices	0.2
Industrial Gases	0.2
Athletic Footwear	0.2
Retail-Regional Department Stores	0.2
Trucking/Leasing	0.2
Computer Services	0.2
Oil Refining & Marketing	0.2
Paper & Related Products	0.2
Food-Confectionery	0.2
Food-Baking	0.2
Retail-Major Department Stores	0.2
Food-Wholesale/Distribution	0.2
Finance-Consumer Loans	0.2
Security Services	0.2
Investment Management/Advisor Services	0.2
Computers-Integrated Systems	0.2
Retail-Perfume & Cosmetics	0.2
Retail-Discount	0.2
Savings & Loans/Thrifts	0.2
Auto/Truck Parts & Equipment-Original	0.2
Finance-Other Services	0.2
Aerospace/Defense	0.2
Food-Misc./Diversified	0.1
Containers-Metal/Glass	0.1
Wireless Equipment	0.1
Therapeutics	0.1
Machinery-Construction & Mining	0.1
Electronic Design Automation	0.1
Electric Products-Misc.	0.1
Finance-Leasing Companies	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Catalog Shopping	0.1
Insurance-Mutual	0.1
Coal	0.1
Machinery-Farming	0.1
Electronic Security Devices	0.1
Machinery-General Industrial	0.1
Electric-Transmission	0.1
Brewery	0.1
Entertainment Software	0.1
Building-Residential/Commercial	0.1
Telecommunication Equipment	0.1
Television	0.1
Retail-Gardening Products	0.1
Containers-Paper/Plastic	0.1
Electric-Generation	0.1
Retail-Mail Order	0.1
Computer Aided Design	0.1
Gold Mining	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Electronic Measurement Instruments	0.1%
Transactional Software	0.1
Retail-Apparel/Shoe	0.1
Real Estate Management/Services	0.1
Semiconductor Equipment	0.1
Web Hosting/Design	0.1
Retail-Jewelry	0.1
Gas-Distribution	0.1
Medical Information Systems	0.1
Auto-Cars/Light Trucks	0.1
Retail-Pet Food & Supplies	0.1
Distribution/Wholesale	0.1
SupraNational Banks	0.1
Building & Construction Products-Misc.	0.1
Publishing-Newspapers	0.1
Metal-Copper	0.1
Oil & Gas Drilling	0.1
Hazardous Waste Disposal	0.1
Toys	0.1
Human Resources	0.1
Auction Houses/Art Dealers	0.1
Beverages-Wine/Spirits	0.1
Shipbuilding	0.1
Steel Pipe & Tube	0.1
Retail-Automobile	0.1
Data Processing/Management	0.1
Oil Field Machinery & Equipment	0.1
Tools-Hand Held	0.1
Medical-Generic Drugs	0.1
Office Automation & Equipment	0.1
Rental Auto/Equipment	0.1
Medical Labs & Testing Services	0.1
Diversified Minerals	0.1
109.9%
Credit Quality†#
Aaa	55.9%
Aa	2.8
A	6.1
Baa	18.1
Ba	6.2
B	2.4
Caa	1.4
Ca	0.2
Not Rated@	6.9
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.8%
Aerospace/Defense — 0.1%
Boeing Co.	580	$73,880
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.†	1,364	114,494
United Technologies Corp.	1,651	174,346
		288,840
Agricultural Chemicals — 0.1%
Monsanto Co.	1,261	141,875
Airlines — 0.2%
United Continental Holdings, Inc.†	3,888	181,920
Apparel Manufacturers — 0.2%
Carter's, Inc.	1,319	102,249
Michael Kors Holdings, Ltd.†	812	57,969
Ralph Lauren Corp.	547	90,107
		250,325
Applications Software — 0.6%
Microsoft Corp.	11,111	515,106
Red Hat, Inc.†	789	44,302
salesforce.com, Inc.†	826	47,520
		606,928
Athletic Footwear — 0.2%
NIKE, Inc., Class B	2,424	216,221
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.	2,647	39,149
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,978	112,499
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,318	69,340
Banks-Commercial — 0.1%
PacWest Bancorp	1,839	75,822
Regions Financial Corp.	7,121	71,495
		147,317
Banks-Super Regional — 0.9%
Capital One Financial Corp.	2,802	228,699
Comerica, Inc.	2,623	130,783
Fifth Third Bancorp	1,346	26,947
PNC Financial Services Group, Inc.	999	85,494
SunTrust Banks, Inc.	2,036	77,429
US Bancorp	4,125	172,549
Wells Fargo & Co.	3,770	195,550
		917,451
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	4,232	180,537
Monster Beverage Corp.†	734	67,286
PepsiCo, Inc.	4,804	447,204
		695,027
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	705	63,605
Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	6,579	$353,818
Time Warner Cable, Inc.	734	105,322
		459,140
Casino Hotels — 0.2%
MGM Resorts International†	8,887	202,446
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	5,664	163,520
Chemicals-Diversified — 0.6%
Dow Chemical Co.	904	47,406
E.I. du Pont de Nemours & Co.	371	26,623
LyondellBasell Industries NV, Class A	2,736	297,294
PPG Industries, Inc.	718	141,259
Rockwood Holdings, Inc.	1,357	103,742
		616,324
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	3,398	251,180
Vantiv, Inc., Class A†	3,068	94,801
		345,981
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,541	116,607
Computer Services — 0.2%
IHS, Inc., Class A†	778	97,398
International Business Machines Corp.	560	106,305
		203,703
Computers — 1.6%
Apple, Inc.	16,064	1,618,448
Hewlett-Packard Co.	1,706	60,512
		1,678,960
Computers-Integrated Systems — 0.2%
NCR Corp.†	5,172	172,797
Computers-Memory Devices — 0.2%
EMC Corp.	5,647	165,231
NetApp, Inc.	1,241	53,314
		218,545
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	3,428	152,615
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	1,821	86,643
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	6,850	446,757
Estee Lauder Cos., Inc., Class A	1,647	123,064
Procter & Gamble Co.	799	66,908
		636,729
Distribution/Wholesale — 0.1%
WESCO International, Inc.†	1,070	83,738

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 1.0%
Bank of America Corp.	2,443	$41,653
Citigroup, Inc.	4,130	214,017
Goldman Sachs Group, Inc.	1,435	263,423
JPMorgan Chase & Co.	5,673	341,741
Morgan Stanley	3,846	132,956
		993,790
Diversified Manufacturing Operations — 0.6%
Colfax Corp.†	2,516	143,337
Danaher Corp.	1,526	115,946
Dover Corp.	1,168	93,825
Eaton Corp. PLC	1,620	102,659
General Electric Co.	5,623	144,061
		599,828
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,103	355,651
eBay, Inc.†	2,627	148,767
		504,418
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	188	217,813
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,486	155,574
Electric-Integrated — 0.1%
NextEra Energy, Inc.	435	40,838
PG&E Corp.	861	38,779
		79,617
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	3,516	133,608
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	4,969	274,736
Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Ltd.†	2,014	39,333
Intel Corp.	3,478	121,104
Texas Instruments, Inc.	2,486	118,557
Xilinx, Inc.	2,825	119,639
		398,633
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,193	218,993
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	9,043	155,630
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,603	111,441
Electronic Security Devices — 0.1%
Tyco International, Ltd.	3,018	134,512
Enterprise Software/Service — 0.3%
Informatica Corp.†	1,855	63,515
Oracle Corp.	4,306	164,834
Tyler Technologies, Inc.†	448	39,603
		267,952
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.3%
American Express Co.	1,303	$114,064
Visa, Inc., Class A	1,140	243,242
		357,306
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	3,653	82,521
LPL Financial Holdings, Inc.	1,849	85,147
TD Ameritrade Holding Corp.	2,801	93,469
		261,137
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	332	64,757
Food-Confectionery — 0.2%
Hershey Co.	2,043	194,964
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	4,237	145,181
Food-Retail — 0.3%
Kroger Co.	3,419	177,788
Whole Foods Market, Inc.	3,787	144,323
		322,111
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	1,511	57,342
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	915	55,376
Marriott International, Inc., Class A	1,498	104,710
Starwood Hotels & Resorts Worldwide, Inc.	1,660	138,129
		298,215
Human Resources — 0.1%
Monster Worldwide, Inc.†	13,024	71,632
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,664	216,620
Instruments-Controls — 0.3%
Honeywell International, Inc.	1,562	145,453
Sensata Technologies Holding NV†	4,675	208,178
		353,631
Insurance Brokers — 0.1%
Aon PLC	1,640	143,779
Insurance-Life/Health — 0.3%
Lincoln National Corp.	3,026	162,133
Prudential Financial, Inc.	1,747	153,631
		315,764
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	5,665	211,021
Insurance-Property/Casualty — 0.1%
Chubb Corp.	600	54,648

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,664	$210,562
Pandora Media, Inc.†	4,436	107,174
Twitter, Inc.†	1,141	58,853
		376,589
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	388	77,740
BlackRock, Inc.	273	89,631
		167,371
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	681	67,439
Terex Corp.	2,828	89,846
		157,285
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	914	133,709
Medical Information Systems — 0.1%
athenahealth, Inc.†	731	96,265
Medical Products — 0.2%
Covidien PLC	1,316	113,847
Zimmer Holdings, Inc.	1,484	149,216
		263,063
Medical-Biomedical/Gene — 1.6%
Biogen Idec, Inc.†	823	272,256
Celgene Corp.†	2,623	248,608
Gilead Sciences, Inc.†	4,560	485,412
Isis Pharmaceuticals, Inc.†	3,912	151,903
Medivation, Inc.†	3,277	323,997
NPS Pharmaceuticals, Inc.†	3,072	79,872
Vertex Pharmaceuticals, Inc.†	990	111,187
		1,673,235
Medical-Drugs — 1.6%
Bristol-Myers Squibb Co.	8,001	409,491
Eli Lilly & Co.	2,156	139,817
Endo International PLC†	2,766	189,028
Ironwood Pharmaceuticals, Inc.†	7,798	101,023
Jazz Pharmaceuticals PLC†	1,099	176,455
Johnson & Johnson	1,372	146,242
Mallinckrodt PLC†	1,801	162,360
Merck & Co., Inc.	2,505	148,496
Pfizer, Inc.	6,845	202,407
		1,675,319
Medical-HMO — 0.2%
Aetna, Inc.	1,545	125,145
UnitedHealth Group, Inc.	1,588	136,965
		262,110
Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	4,399	310,217
Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	1,156	225,039
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	876	$207,507
Rexnord Corp.†	3,462	98,494
		306,001
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	2,483	81,070
Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	10,943	375,235
Walt Disney Co.	4,932	439,096
		814,331
Networking Products — 0.2%
Cisco Systems, Inc.	8,103	203,953
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	3,047	309,088
Cabot Oil & Gas Corp.	186	6,080
EOG Resources, Inc.	1,446	143,183
EQT Corp.	485	44,397
Hess Corp.	1,701	160,438
Noble Energy, Inc.	2,852	194,963
Occidental Petroleum Corp.	742	71,343
Pioneer Natural Resources Co.	640	126,061
Range Resources Corp.	1,471	99,749
		1,155,302
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,115	133,042
Exxon Mobil Corp.	1,976	185,843
Phillips 66	2,010	163,433
		482,318
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	738	56,162
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	625	52,919
Valero Energy Corp.	2,736	126,594
		179,513
Oil-Field Services — 0.5%
Core Laboratories NV	966	141,374
Halliburton Co.	2,025	130,633
NOW, Inc.†	1,759	53,491
Schlumberger, Ltd.	1,778	180,805
		506,303
Pharmacy Services — 0.5%
Express Scripts Holding Co.†	5,164	364,733
Omnicare, Inc.	2,003	124,707
		489,440
Real Estate Investment Trusts — 0.6%
American Tower Corp.	4,090	382,947
CBS Outdoor Americas, Inc.	1,373	41,107
Host Hotels & Resorts, Inc.	3,254	69,408
Lexington Realty Trust	3,258	31,896
Simon Property Group, Inc.	489	80,401
		605,759

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	631	$79,721
Retail-Apparel/Shoe — 0.1%
PVH Corp.	907	109,883
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	380	193,671
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	5,351	283,175
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,706	145,795
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	1,122	85,799
Retail-Drug Store — 0.2%
CVS Health Corp.	2,215	176,292
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,005	123,328
Retail-Jewelry — 0.1%
Tiffany & Co.	1,021	98,333
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,415	94,197
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	3,154	186,622
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	847	100,090
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,329	93,150
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	1,649	100,638
Macy's, Inc.	1,787	103,968
		204,606
Retail-Restaurants — 0.3%
Dunkin' Brands Group, Inc.	1,603	71,847
Starbucks Corp.	3,053	230,379
		302,226
Semiconductor Components-Integrated Circuits — 0.5%
Atmel Corp.†	15,581	125,895
QUALCOMM, Inc.	4,895	365,999
		491,894
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,136	89,494
Software Tools — 0.0%
VMware, Inc., Class A†	472	44,292
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	862	58,961
United States Steel Corp.	1,751	68,586
		127,547
Telecom Services — 0.2%
Amdocs, Ltd.	3,990	183,061
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	5,239	$125,264
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,900	94,981
Television — 0.1%
CBS Corp., Class B	2,057	110,050
ION Media Networks, Inc.†(1)(2)(3)	10	4,980
		115,030
Therapeutics — 0.1%
Pharmacyclics, Inc.†	1,341	157,474
Tobacco — 0.3%
Altria Group, Inc.	3,523	161,847
Philip Morris International, Inc.	1,279	106,668
		268,515
Toys — 0.1%
Mattel, Inc.	2,437	74,694
Transactional Software — 0.1%
Solera Holdings, Inc.	1,955	110,184
Transport-Rail — 0.6%
Kansas City Southern	1,016	123,139
Union Pacific Corp.	4,392	476,181
		599,320
Transport-Services — 0.2%
FedEx Corp.	1,372	221,509
Web Portals/ISP — 1.3%
Google, Inc., Class A†	936	550,752
Google, Inc., Class C†	1,026	592,371
Yahoo!, Inc.†	5,272	214,834
		1,357,957
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,240	141,747
Total Common Stocks (cost $26,334,302)		32,956,983
PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	700	15,274
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	9,270
Telecom Services — 0.1%
Qwest Corp. 6.13%	1,350	31,347
Total Preferred Securities (cost $65,142)		55,891

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	$266,268
Banco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	244,716
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	27,000	25,785
		536,769
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 06/20/2019(4)	30,000	29,358
Wells Fargo Capital X 5.95% due 12/01/2086	14,000	14,385
		43,743
Diversified Banking Institutions — 0.6%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2014(4)	82,000	66,830
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	31,000	30,675
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(4)	24,000	23,395
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	39,000	42,217
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	259,557
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	205,600
		628,274
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054	16,000	16,183
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 10/30/2014†(2)	16,000	2
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	22,000	21,753
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	19,000	19,802
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	$35,000	$41,037
MetLife, Inc. 6.40% due 12/15/2066	32,000	35,680
Voya Financial, Inc. FRS 5.65% due 05/15/2053	15,000	15,075
		91,792
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	220,125
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	51,000	55,207
Total Preferred Securities/ Capital Securities (cost $1,661,657)		1,633,650
ASSET BACKED SECURITIES — 14.1%
Diversified Financial Services — 14.1%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	15,000	14,852
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	46,179	46,445
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(5)	250,000	249,125
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(5)	250,000	249,850
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(5)	250,000	247,050
Atrium CDO Corp. FRS Series 11-A, Class B 2.48% due 10/23/2025*(5)	250,000	246,950
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	178,061
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	90,000	95,035
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	117,241	128,749
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	207,149

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.58% due 02/25/2036(7)	$226,955	$202,289
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	80,000	87,443
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	50,000	54,927
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	20,208	20,167
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,132
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(5)	250,000	246,150
Cent CLO 20, Ltd. FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(5)	250,000	249,875
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.73% due 04/18/2025*(5)	250,000	249,750
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.73% due 05/24/2026*(5)	250,000	249,525
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	100,000	99,576
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	59,000	60,255
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(6)	10,000	10,199
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	78,000	80,009
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(6)	70,000	72,315
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	70,000	73,326
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	135,000	142,750
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(6)	40,000	44,080
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	$138,588	$128,153
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	145,000	154,901
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(6)	75,000	78,114
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	148,869	163,647
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	53,763	54,261
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(6)	112,339	121,621
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	52,000	53,033
Commercial Mtg. Trust Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	141,394
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	45,000	46,127
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	130,000	132,443
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	110,000	113,347
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	70,000	73,088
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	67,845
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	110,000	115,228
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	85,000	89,322
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	50,110	53,884
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(6)	51,441	54,528

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	$121,493	$110,998
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	21,563	21,933
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	113,799	107,524
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,455	5,069
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	45,000	45,791
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	47,533	50,606
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	6,764	7,144
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(5)	250,000	248,600
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(5)	250,000	249,875
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	221,385	208,675
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,043
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,154
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	11,980
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	44,810
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	22,881
FREMF Mtg. Trust VRS Series 2013-K502, Class B 2.84% due 03/25/2045*(6)	100,000	100,739
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
FREMF Mtg. Trust VRS Series 2012-K706, Class B 4.16% due 11/25/2044*(6)	$70,000	$72,760
FREMF Mtg. Trust VRS Series 2010-K8, Class B 5.41% due 09/25/2043*(6)	90,000	98,784
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(5)	250,000	249,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	125,000	134,646
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	31,000	30,999
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	122,583
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	35,414
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	102,813
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(6)	70,000	72,034
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	113,657
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	70,000	73,169
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	120,000	125,040
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.55% due 04/25/2036(7)	17,105	14,641
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(7)	53,578	46,921
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(7)	93,589	88,123
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(7)	78,030	76,333
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,606
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	126,660	117,550

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	$157,865	$169,144
JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(6)	55,000	56,636
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	120,000	123,033
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	111,672
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(6)	105,000	114,140
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(6)	145,000	148,876
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	115,000	117,986
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(6)	70,000	73,228
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	35,000	37,223
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	53,212	57,624
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	103,497	109,662
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(6)	145,000	162,237
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	249,700
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(5)	250,000	250,350
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(5)	250,000	249,625
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(7)	45,348	45,715
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(7)	$68,375	$68,002
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(6)	110,000	116,186
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	130,968	140,013
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	55,000	60,283
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	105,000	114,240
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	145,000	148,380
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.89% due 06/15/2047(6)	80,000	82,912
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	26,279
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	152,724	163,529
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	114,054
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	74,800	81,736
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(6)	60,000	67,606
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	76,140	68,858
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	319,249	292,729
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.70% due 08/04/2025*(5)	250,000	249,400
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	45,000	45,054
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	37,317	36,599

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	$48,893	$28,606
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(5)	250,000	249,950
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	8,936	9,191
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	29,983
Santander Drive Auto Receivables Trust Series 2013-C, Class 5 2.25% due 06/17/2019	20,000	20,106
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	65,000	65,347
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	80,495	80,880
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	39,126	39,178
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	130,203	93,602
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.43% due 02/20/2047(7)	146,716	127,467
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(1)	145,000	144,990
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	99,808
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	21,181	21,460
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	79,499
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,156
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	60,764	63,030
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(6)	$19,000	$20,368
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	110,000	113,015
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	160,548	163,921
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	8,605	8,631
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	234,143	233,411
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(7)	94,044	88,435
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.28% due 02/15/2044*(6)(8)	945,327	30,435
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	28,731	28,930
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(6)	10,000	10,221
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	85,000	86,562
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	135,000	141,134
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	125,000	131,095
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	58,112
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	47,801
Total Asset Backed Securities (cost $14,490,065)		14,610,650
U.S. CORPORATE BONDS & NOTES — 17.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	21,000	20,824

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Advertising Agencies (continued)
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	$15,000	$15,143
		35,967
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	4,000	4,020
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	5,000	4,463
Aerospace/Defense — 0.1%
Bae Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	22,000	21,935
Bae Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	16,000	15,916
Boeing Co. Senior Notes 0.95% due 05/15/2018	28,000	27,254
		65,105
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	4,000	4,010
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,625
		28,635
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	121,183
Monsanto Co. Senior Notes 4.70% due 07/15/2064	17,000	16,920
		138,103
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,120
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	9,382	9,523
United Airlines Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	15,000	14,925
		30,568
Security Description	Principal Amount(11)	Value (Note 2)
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$9,000	$9,382
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	5,000	5,038
		14,420
Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	8,000	4,720
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	65,000	66,950
		71,670
Auction House/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	70,000	66,325
Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	33,000	32,875
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	21,800
		54,675
Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	36,000	35,963
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	7,000	7,192
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	63,300
		70,492
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	115,087
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	53,000	67,164
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	2,000	2,094
		184,345
Banks-Super Regional — 0.7%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	168,270

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	$16,000	$15,858
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	109,013
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	68,000	67,798
Wells Fargo & Co Senior Notes 3.30% due 09/09/2024	150,000	147,155
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	44,219
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	65,000	67,205
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	103,762
		723,280
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	106,000	106,312
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	25,119
		131,431
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	52,375
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	30,000	31,350
		83,725
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/ Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	9,675
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,425
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	31,683
Security Description	Principal Amount(11)	Value (Note 2)
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	$55,000	$54,519
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	68,250
		128,169
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	4,975
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	60,728
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	31,649
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	90,000	84,238
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	57,105
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,759
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	51,116
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,684
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	20,000	23,306
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,594
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	70,950
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	17,000	16,775

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	$25,000	$27,781
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	47,065
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	9,000	11,354
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	58,136
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	23,000	31,278
		663,493
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	10,000	9,850
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	10,000	9,375
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	10,000	8,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,275
		33,250
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	45,000	45,337
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	9,000	9,382
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	23,100
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,300
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	40,000	41,550
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,113
Security Description	Principal Amount(11)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	$80,000	$82,200
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,375
		236,357
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 10/01/2034	34,000	32,737
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	9,000	8,910
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	19,626
WR Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	8,000	8,200
		36,736
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,150
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	10,000	10,350
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	115,000	107,525
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,450
		137,475
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	30,000	29,550
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	9,000	9,112
		38,662
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	111,722
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	120,000	129,979

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	$46,000	$52,438
		294,139
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	11,000	11,193
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	12,000	13,200
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	17,000	15,980
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	17,000	16,696
		32,676
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	55,000	56,375
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	5,000	4,825
Diversified Banking Institutions — 3.1%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	41,000	40,920
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	50,000	51,045
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	49,568
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	55,615
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	100,000	111,484
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	50,000	50,507
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	100,650
Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	$150,000	$163,351
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	96,000	107,699
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	137,588
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	105,000	128,692
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	168,746
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,298
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	40,000	40,287
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	42,000	42,233
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	25,000	27,715
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,555
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	38,297
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	87,347
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	109,000	130,123
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	32,480
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	35,000	33,528
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	30,000	29,800
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,346
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,412
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	166,221

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	$35,000	$40,598
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	282,000	322,790
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	132,641
Morgan Stanley Senior Notes 2.13% due 04/25/2018	50,000	49,995
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	32,000	31,912
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	111,000	109,093
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	74,148
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	80,000	84,519
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,505
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	25,905
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	114,522
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	9,000	11,039
		3,175,174
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	41,000	41,498
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	25,000	28,604
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	60,000	67,832
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	216,000	260,532
		398,466
Diversified Manufacturing Operations — 0.2%
General Electric Co. Senior Notes 2.70% due 10/09/2022	28,000	27,253
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	$68,000	$80,335
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	8,000	8,590
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	43,638
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	18,000	18,032
		177,848
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,260
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,600
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	29,175
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	7,857
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,375
		102,007
Electric-Integrated — 0.7%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	16,000	17,101
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	54,281
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	46,462
Edison International Senior Notes 3.75% due 09/15/2017	85,000	89,983
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	101,399
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	26,000	30,737
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	26,000	26,324
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,341

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	$10,000	$10,675
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	17,000	17,295
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	27,000	29,098
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	40,000	40,895
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	79,242
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	35,000	34,877
Southern Co. Senior Notes 1.30% due 08/15/2017	27,000	26,869
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	45,000	58,783
		674,362
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	31,000	30,900
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	8,000	7,680
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	125,000	130,000
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,964
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	12,000	14,940
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	115,000	115,862
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	146,650
		299,416
Security Description	Principal Amount(11)	Value (Note 2)
Finance-Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	$19,000	$19,000
SLM Corp. Company Guar. Notes 5.50% due 01/15/2019	10,000	10,200
SLM Corp. Company Guar. Notes 7.25% due 01/25/2022	10,000	10,850
SLM Corp. Company Guar. Notes 8.45% due 06/15/2018	100,000	112,500
Synchrony Financial Senior Notes 3.75% due 08/15/2021	11,000	11,099
Synchrony Financial Senior Notes 4.25% due 08/15/2024	15,000	15,002
		178,651
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	58,169
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	3,847
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
		62,021
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	129,375
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	15,000	15,900
		145,275
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	53,000	52,915
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	7,000	6,825

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	$10,000	$10,500
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	12,000	12,418
		22,918
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	21,000	26,330
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	75,002
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	23,000	23,063
Sysco Corp. Company Guar. Bonds 4.35% due 10/02/2034	10,000	10,145
Sysco Corp. Company Guar. Bonds 4.50% due 10/02/2044	17,000	17,124
		125,334
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	38,800
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	98,008
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	60,000
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,105
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,805
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,120
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,179
		28,209
Security Description	Principal Amount(11)	Value (Note 2)
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	$45,000	$45,761
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	50,000	49,171
USI, Inc. Senior Notes 7.75% due 01/15/2021*	10,000	9,950
		104,882
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,665
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	8,003
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	21,000	21,090
Teachers Insurance & Annuity Assoc. of America Bonds 4.90% due 09/15/2044*	17,000	17,325
		60,083
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	57,000	68,450
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	25,000	26,725
Nationwide Mutual Insurance Co. Senior Sub. Notes 9.38% due 08/15/2039*	100,000	153,954
		249,129
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	108,135
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,328
		145,463
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	6,000	6,405
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	28,000	27,580

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming (continued)
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	$62,000	$61,675
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	46,000	46,079
		135,334
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	46,000	45,914
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	29,714
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	9,000	8,460
		38,174
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	40,000	42,219
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	32,357
		74,576
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,358
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	26,000	25,675
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	44,000	46,938
		167,971
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	44,722
Medical-HMO — 0.2%
Centene Corp. Senior Notes 4.75% due 05/15/2022	30,000	30,075
Humana, Inc. Senior Notes 2.63% due 10/01/2019	50,000	49,969
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,078
Security Description	Principal Amount(11)	Value (Note 2)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	$75,000	$79,688
		189,810
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,406
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	25,000	24,937
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	48,875
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,512
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,225
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	10,925
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	70,000	73,500
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	5,000	4,963
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	5,000	4,938
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	120,000	126,900
		326,181
Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 3.88% due 09/01/2024*	11,000	10,828
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	23,000	23,030
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	101,233
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	145,715
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	167,658

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	$115,000	$153,036
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	23,634
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	55,000	54,056
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	83,000	76,418
		721,750
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	28,000	27,986
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	47,000	47,642
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,350
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	3,000	2,745
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	5,000	4,575
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	45,000	54,838
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	11,000	10,835
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	4,000	3,880
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	10,150
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	10,000	10,275
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	8,000	8,200
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	$20,000	$19,800
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	9,518
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	10,000	10,225
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	10,000	10,350
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	9,000	9,158
Hess Corp. Senior Notes 1.30% due 06/15/2017	55,000	54,791
Hess Corp. Senior Notes 5.60% due 02/15/2041	30,000	33,789
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	13,575
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	10,000	9,625
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	9,000	8,955
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	2,000	1,970
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	11,000	11,165
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,000
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	5,000	5,250
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	10,000	9,650
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	2,000	2,150
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	10,000	9,750
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	6,000	5,850

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	$15,000	$14,854
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	10,000	9,712
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	10,000	10,000
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	6,000	5,858
		385,843
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	10,000	10,425
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,700
		20,125
Oil-Field Services — 0.0%
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	12,000	13,140
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	19,000	21,042
		34,182
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,505
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	29,625
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	62,000	67,576
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	33,000	33,861
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	46,329
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	7,000	7,193
		195,089
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	201,143
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines — 0.9%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	$15,000	$15,394
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	5,000	4,888
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	9,000	7,983
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	72,000	82,400
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	129,050
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	73,005
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	160,807
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	44,000	50,931
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	7,000	6,738
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	75,000	75,167
Kinder Morgan Finance Co. LLC Company Guar. Notes 6.00% due 01/15/2018*	76,000	82,745
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	29,000	30,232
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,550
Plains All American Pipeline LP/PAA Finance Corp. Notes 3.60% due 11/01/2024	22,000	21,591
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,140
Williams Partners LP Senior Notes 3.90% due 01/15/2025	100,000	99,258

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 4.30% due 03/04/2024	$75,000	$76,497
		935,376
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	10,000	9,663
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	75,000	75,750
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,400
		81,150
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	18,000	18,540
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	10,000	9,575
		28,115
Real Estate Investment Trusts — 0.9%
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	55,000	64,910
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	8,000	7,700
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,767
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,897
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	88,361
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,442
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	175,000	193,608
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	157,833
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,258
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	25,904
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	$28,000	$28,490
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,170
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	99,788
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	25,814
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	49,191
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	93,630
		963,763
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	18,000	18,052
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,625
		28,677
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	25,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	39,623
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,473
		47,096
Retail-Appliances — 0.0%
Conn's, Inc. Senior Notes 7.25% due 07/15/2022*	4,000	3,405
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	72,843

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	$45,000	$47,700
		120,543
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,700
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	25,000	24,187
		56,887
Retail-Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	23,000	24,021
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	50,296
		74,317
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	15,719	16,677
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,617	15,392
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	22,465	26,054
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	138,045	168,041
		226,164
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	23,000	22,591
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	7,675
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	65,000	68,900
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	10,000	8,950
Security Description	Principal Amount(11)	Value (Note 2)
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	$15,000	$15,863
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	17,000	16,872
		32,735
Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,841
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	85,000	96,943
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	29,000	33,446
		157,230
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	17,000	17,467
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	11,000	10,608
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	14,209
		42,284
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	20,760
ADT Corp. Senior Notes 6.25% due 10/15/2021	145,000	150,075
		170,835
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	8,000	8,120
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,840
		9,960
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	57,000	61,417

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	$15,000	$15,488
Steel Pipe & Tube — 0.1%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	5,050
Valmont Industries, Inc. Company Guar. Bonds 5.00% due 10/01/2044	23,000	22,564
Valmont Industries, Inc. Company Guar. Bonds 5.25% due 10/01/2054	32,000	31,245
		58,859
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	10,000	10,000
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	115,780
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	15,000	15,225
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	15,000	15,075
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	25,000	27,750
		183,830
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,700
Telecom Services — 0.3%
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	99,975
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	224,104
		324,079
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	19,000	17,464
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	85,000	83,747
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	10,000	10,250
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	$12,000	$12,660
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	17,000	16,787
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	13,000	14,430
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	9,000	10,283
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	10,000	10,912
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	107,000	105,658
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	23,000	23,749
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	41,000	44,356
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	98,000	98,277
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	77,000	77,366
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	105,000	116,274
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	56,000	68,220
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	219,000	273,617
		984,050
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	9,000	9,203
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	38,000	48,952
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	2,000	2,000
Transport-Rail — 0.0%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	10,000	10,200

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	$40,000	$40,055
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,350
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	56,118
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,972
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,116
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	139,704
		205,910
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	74,250
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	24,750
		99,000
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	8,000	7,440
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044	18,000	17,805
Total U.S. Corporate Bonds & Notes (cost $17,189,349)		17,805,573
FOREIGN CORPORATE BONDS & NOTES — 3.3%
Advertising Services — 0.0%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	25,000	24,656
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	9,000	9,563
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Commercial — 1.4%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	$35,000	$34,993
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	339,027
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	216,500
BPCE SA Company Guar. Notes 2.50% due 07/15/2019	250,000	248,245
Credit Suisse Sub. Notes 5.40% due 01/14/2020	142,000	158,391
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	117,586
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	100,000	107,570
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	16,000	15,987
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	204,874
		1,443,173
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	8,000	8,080
Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	64,000	63,562
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	128,276
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	13,000	13,193
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	175,000	171,948
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	27,453
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	42,338
		446,770

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	$9,000	$9,011
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	38,000	38,665
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	15,000	17,013
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,315
Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	200,000	193,476
Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	85,000	81,676
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	18,000	18,678
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	11,000	11,189
		111,543
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	15,000	15,112
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	5,000	4,981
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	9,000	8,455
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	14,000	13,698
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.50% due 10/01/2024	13,000	13,044
Security Description	Principal Amount(11)	Value (Note 2)
Oil & Gas Drilling (continued)
Ensco PLC Senior Notes 5.75% due 10/01/2044	$13,000	$13,179
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	23,000	21,109
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	15,000	15,955
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	12,547
		75,834
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	25,000	33,858
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	35,000	36,487
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,053
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	5,125
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	12,000	12,420
Nexen, Inc. Company Guar. Notes 7.50% due 07/30/2039	35,000	48,274
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	24,000	24,431
Teine Energy Ltd. Senior Notes 6.88% due 09/30/2022*	5,000	4,906
		171,554
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	36,926
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	150,000	160,453
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	14,000	15,129
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	65,000	65,703
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	24,000	24,485

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	$22,000	$24,878
		327,574
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	6,983
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	6,965
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,491
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	4,000	4,295
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	123,588
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	30,000	33,900
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	49,000	55,125
		212,613
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	40,738
Total Foreign Corporate Bonds & Notes (cost $3,332,340)		3,394,558
MUNICIPAL BONDS & NOTES — 0.6%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	71,610
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000	25,969
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000	24,924
Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$27,000	$29,652
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	14,300
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000	42,752
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	90,000	51,308
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,347
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	25,000	29,335
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	102,074
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	71,481
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	97,263
Total Municipal Bonds & Notes (cost $582,006)		679,015
U.S. GOVERNMENT AGENCIES — 18.7%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	21,481	21,700
2.50% due 04/01/2028	51,366	51,984
3.00% due 08/01/2027	85,389	87,927
3.00% due 10/01/2042	51,822	51,574
3.00% due 11/01/2042	22,927	22,668
3.00% due 08/01/2043	397,828	394,211
3.50% due 03/01/2042	17,592	17,978
3.50% due 08/01/2042	113,464	115,951
3.50% due 09/01/2043	83,958	85,990
4.00% due 03/01/2023	34,642	36,663
4.00% due 09/01/2040	8,473	8,933
4.00% due 10/01/2043	119,209	125,675
4.50% due 01/01/2039	6,508	7,023
5.00% due 12/01/2020	11,187	11,924

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 05/01/2021	$144,381	$154,529
5.00% due 07/01/2021	42,967	45,761
5.00% due 05/01/2034	65,424	72,855
5.50% due 05/01/2037	18,657	20,773
5.50% due 06/01/2037	9,046	10,089
6.00% due 09/01/2026	26,951	30,368
6.00% due 08/01/2036	23,379	26,532
6.50% due 05/01/2029	3,633	4,167
6.50% due 07/01/2035	4,109	4,648
6.50% due 05/01/2036	141	160
Federal Home Loan Mtg. Corp. FRS 1.89% due 02/01/2037 FRS	7,730	8,149
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	16,000	15,931
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	16,989	16,467
Series 1577, Class PK 6.50% due 09/15/2023(7)	12,723	14,019
Series 1226, Class Z 7.75% due 03/15/2022(7)	978	1,051
		1,465,700
Federal National Mtg. Assoc. — 14.4%
2.50% due 04/01/2028	86,899	87,914
2.50% due 02/01/2043	95,824	90,852
2.50% due 03/01/2043	190,839	180,936
3.00% due 10/01/2027	40,874	42,244
3.00% due 12/01/2027	23,540	24,279
3.00% due 01/01/2028	68,579	70,847
3.00% due 12/01/2042	21,655	21,397
3.00% due 05/01/2043	186,106	183,785
3.00% due October 15 TBA	600,000	618,000
3.00% due October 30 TBA	2,435,000	2,400,377
3.50% due 08/01/2026	44,560	46,928
3.50% due 10/01/2028	152,558	160,706
3.50% due 08/01/2043	456,268	466,993
3.50% due October 30 TBA	1,292,000	1,320,565
4.00% due 09/01/2040	9,601	10,132
4.00% due 12/01/2040	152,425	160,851
4.00% due 11/01/2041	15,879	16,756
4.00% due 01/01/2042	50,220	52,996
4.00% due 12/01/2043	39,138	41,507
4.00% due October 30 TBA	1,496,000	1,576,503
4.50% due 01/01/2039	14,869	16,052
4.50% due 09/01/2039	33,024	35,684
4.00% due 11/01/2025	13,658	14,585
4.50% due 09/01/2040	75,907	82,064
4.50% due 05/01/2041	31,100	33,573
4.50% due October 30 TBA	1,731,000	1,867,587
4.85% due 11/01/2015	699,898	719,105
4.96% due 01/01/2015	192,910	192,660
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.00% due 03/01/2018	$24,154	$25,496
5.00% due 06/01/2019	6,085	6,485
5.00% due 05/01/2035	772	853
5.00% due 07/01/2040	56,773	62,730
5.00% due October 30 TBA	1,740,000	1,919,818
5.50% due 10/01/2021	18,831	20,557
5.50% due 06/01/2022	6,776	7,340
5.50% due 12/01/2029	10,519	11,748
5.50% due 05/01/2034	38,048	42,665
5.50% due 09/01/2035	802,060	901,204
5.50% due 08/01/2037	57,340	64,009
5.50% due 06/01/2038	15,550	17,436
6.00% due 06/01/2017	6,137	6,412
6.00% due 06/01/2026	32,671	37,161
6.00% due 04/01/2027	174,199	197,403
6.00% due 12/01/2033	45,346	51,631
6.00% due 05/01/2034	28,140	32,052
6.00% due October 30 TBA	500,000	565,137
6.50% due 06/01/2035	125,251	143,461
6.50% due 10/01/2037	8,130	9,203
7.00% due 06/01/2037	37,403	41,475
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2M1 1.10% due 05/25/2024(7)	26,688	26,295
Series 2014-C01, Class M1 1.75% due 01/25/2024(7)	33,781	33,835
Series 2013-C01, Class M1 2.15% due 10/25/2023(7)	44,011	44,479
Federal National Mtg. Assoc. FRS 2.13% due 05/01/2037	14,532	15,455
3.52% due 10/01/2040	17,353	18,551
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	19,605	19,490
		14,858,259
Government National Mtg. Assoc. — 2.9%
4.00% due 09/15/2040	991,382	1,054,168
4.00% due 11/15/2040	149,705	159,154
4.00% due 09/15/2041	78,793	84,183
4.00% due 03/20/2044	56,537	60,041
4.50% due 02/15/2039	17,369	18,862
4.50% due 06/15/2041	927,620	1,009,342
4.50% due 08/15/2041	387,020	420,790
5.50% due 05/15/2036	18,780	21,023
6.00% due 09/15/2032	16,023	18,587
6.00% due 12/15/2033	65,188	75,588
7.00% due 07/15/2033	16,940	19,834
7.00% due 11/15/2033	17,718	21,016
8.00% due 11/15/2031	5,377	5,576
8.50% due 11/15/2017	469	501
9.00% due 11/15/2021	244	285
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(7)	267	301

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2005-74, Class HB 7.50% due 09/16/2035(7)	$13,853	$15,845
		2,985,096
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	25,000	25,021
Total U.S. Government Agencies (cost $19,103,150)		19,334,076
U.S. GOVERNMENT TREASURIES — 11.0%
United States Treasury Bonds — 1.0%
2.88% due 05/15/2043	8,000	7,494
3.38% due 05/15/2044	32,000	33,040
3.63% due 02/15/2044	46,000	49,709
4.38% due 11/15/2039	504,300	615,325
United States Treasury Bonds TIPS 1.38% due 02/15/2044(9)	332,244	355,371
		1,060,939
United States Treasury Notes — 10.0%
0.38% due 04/15/2015	60,000	60,101
0.63% due 08/15/2016	1,165,000	1,166,683
0.63% due 12/15/2016	190,000	189,599
0.63% due 05/31/2017	58,000	57,497
0.88% due 09/15/2016	1,920,000	1,930,426
0.88% due 02/28/2017	160,000	160,163
1.00% due 08/31/2016	100,000	100,812
1.00% due 05/31/2018	14,000	13,791
1.25% due 10/31/2015	64,000	64,745
1.38% due 11/30/2015	691,000	700,366
1.38% due 07/31/2018	58,000	57,764
2.00% due 01/31/2016	1,000,000	1,022,891
2.38% due 03/31/2016	780,000	803,461
2.38% due 05/31/2018	10,000	10,343
2.38% due 08/15/2024	24,000	23,723
2.50% due 05/15/2024	212,000	212,132
United States Treasury Notes FRS 0.06% due 01/31/2016	121,000	121,025
United States Treasury Notes TIPS 0.13% due 04/15/2018(9)	322,603	325,174
0.13% due 04/15/2019(9)	864,272	866,365
0.13% due 01/15/2023(9)	510,934	494,329
0.13% due 07/15/2024(9)	602,040	578,005
0.63% due 01/15/2024(9)	1,322,325	1,328,936
		10,288,331
Total U.S. Government Treasuries (cost $11,275,385)		11,349,270
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	24,000	24,131
Security Description	Principal Amount(11)		Value (Note 2)
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		$28,000	$28,511
Sovereign — 1.2%
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	5,000,000	120,462
Federative Republic of Brazil Bills zero coupon due 09/01/2020	BRL	61,000	158,541
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	22,963
Government of France Bonds 0.25% due 07/25/2024(9)	EUR	40,480	53,319
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	2,394,787	106,312
Italy Buoni Poliennali Del Tesoro Notes 2.35% due 09/15/2024*(9)	EUR	45,053	63,272
Kingdom of Spain Senior Notes 1.80% due 11/30/2024*(9)	EUR	39,903	55,219
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		200,000	171,000
Republic of Portugal Notes 5.13% due 10/15/2024*		34,000	35,225
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,200,000	103,890
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,225,000	76,430
United Mexican States Senior Notes 3.50% due 01/21/2021		48,000	48,643
United Mexican States Senior Notes 4.75% due 03/08/2044		227,000	225,298
			1,240,574
SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 6.35% due 08/17/2016	INR	5,200,000	84,184
Total Foreign Government Obligations (cost $1,410,159)			1,377,400

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
OPTIONS-PURCHASED — 0.0%
Sovereign — 0.0%
Call Options-Purchased†(2)(12)	RUB	5,000,000	$613
Call Options-Purchased†(2)(12)	BRL	350,000	2,098
Total Options-Purchased (cost $4,402)			2,711
Total Long-Term Investment Securities (cost $95,447,957)			103,199,777
REPURCHASE AGREEMENTS — 10.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $171,000 collateralized by $190,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $176,070		$171,000	171,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $1,556,000 collateralized by $1,715,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,589,261		1,556,000	1,556,000
Bank of America Securities LLC Joint Repurchase Agreement(10)		2,130,000	2,130,000
Barclays Capital PLC Joint Repurchase Agreement(10)		1,855,000	1,855,000
BNP Paribas SA Joint Repurchase Agreement(10)		1,720,000	1,720,000
Deutsche Bank AG Joint Repurchase Agreement(10)		1,135,000	1,135,000
Royal Bank of Scotland Joint Repurchase Agreement(10)		1,985,000	1,985,000
Total Repurchase Agreements (cost $10,552,000)			10,552,000
TOTAL INVESTMENTS (cost $105,999,957)(13)		109.9%	113,751,777
Liabilities in excess of other assets		(9.9)	(10,233,052)
NET ASSETS		100.0%	$103,518,725

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $10,591,062 representing 10.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $7,699 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	4/9/2014	10	$0	$4,980	$498	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  Principal amount of security is adjusted for inflation.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  Options — purchased.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2014	Appreciation (Depreciation)
Call option to deliver U.S. dollars in exchange for Brazilian Reals with Goldman Sachs International	September 2015	$2.41	BRL	350,000	$2,594	$2,098	$(496)
Call option to deliver U.S. dollars in exchange for Russian Rubles with Goldman Sachs International	September 2015	36.97	RUB	5,000,000	1,809	613	(1,196)
					$4,403	$2,711	$(1,692)

(13)  See Note 4 for cost of investments on a tax basis

BRL — Brazilian Real

EUR — Euro Dollar

DOP — Dominican Peso

EUR — Euro Dollar

INR — Indian Rupee

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
10	Long	U.S. Treasury 2YR Notes	December 2014	$2,189,216	$2,188,437	$(779)
45	Long	U.S. Treasury 5YR Notes	December 2014	5,321,824	5,321,602	(222)
22	Short	U.S. Treasury 10YR Notes	December 2014	2,727,286	2,742,093	(14,807)
26	Short	U.S. Long Bonds	December 2014	3,616,438	3,585,563	30,875
27	Long	U.S. Ultra Bonds	December 2014	4,120,448	4,117,500	(2,948)
						$12,119

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	40,000	USD	51,738	9/18/15	$1,010	$—
	USD	50,388	RSD	5,000,000	9/18/15	—	(846)
						1,010	(846)
Deutsche Bank AG	EUR	136,000	USD	176,091	12/17/14	4,224	—
Goldman Sachs International	JPY	5,352,000	USD	48,913	12/17/14	81	—
JPMorgan Chase Bank	EUR	617,000	USD	789,609	10/31/14	10,161	—
	USD	50,221	JPY	5,352,000	12/17/14	—	(1,389)
						10,161	(1,389)
Net Unrealized Appreciation (Depreciation)						$15,476	$(2,235)

EUR — Euro

JPY — Japanese Yen

RSD — Serbian Dinar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Television	$110,050	$—	$4,980	$115,030
Other Industries*	32,841,953	—	—	32,841,953
Preferred Securities	55,891	—	—	55,891
Preferred Securities/Capital Securities	—	1,633,650	—	1,633,650
Asset Backed Securities:
Diversified Financial Services	—	14,465,660	144,990	14,610,650
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	17,805,572	—	17,805,572
Foreign Corporate Bonds & Notes	—	3,394,558	—	3,394,558
Municipal Bond & Notes	—	679,015	—	679,015
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	14,858,259	—	14,858,259
Other Government Agencies*	—	4,475,817	—	4,475,817
U.S. Government Treasuries:
United States Treasury Bonds	—	1,060,939	—	1,060,939
United States Treasury Notes	—	10,288,331	—	10,288,331
Foreign Government Obligations	—	1,377,400	—	1,377,400
Options - Purchased	—	2,711	—	2,711
Repurchase Agreements	—	10,552,000	—	10,552,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	30,875	—	—	30,875
Open Forward Foreign Currency Contracts - Appreciation	—	15,476	—	15,476
Total	$33,038,769	$80,609,388	$149,971	$113,798,128
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$18,756	$—	$—	$18,756
Open Forward Foreign Currency Contracts - Depreciation	—	2,235	—	2,235
Total	$18,756	$2,235	$—	$20,991

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Diversified Financial Services	19.5%
Federal National Mtg. Assoc.	15.7
United States Treasury Notes	13.4
Repurchase Agreements	10.4
Diversified Banking Institutions	5.4
Government National Mtg. Assoc.	5.3
Banks-Commercial	2.5
United States Treasury Bonds	2.4
Sovereign	1.6
Real Estate Investment Trusts	1.5
Banks-Super Regional	1.4
Multimedia	1.4
Telephone-Integrated	1.4
Computers	1.2
Medical-Drugs	1.1
Oil Companies-Exploration & Production	1.1
Municipal Bonds	1.1
Pipelines	1.0
Cable/Satellite TV	0.9
Medical-Biomedical/Gene	0.9
Electric-Integrated	0.8
Federal Home Loan Mtg. Corp.	0.7
Web Portals/ISP	0.7
Medical-Hospitals	0.6
Oil Companies-Integrated	0.6
Telecom Services	0.6
Insurance-Multi-line	0.5
Pharmacy Services	0.5
Semiconductor Components-Integrated Circuits	0.4
Diversified Manufacturing Operations	0.4
Medical-HMO	0.4
Cellular Telecom	0.4
Finance-Auto Loans	0.4
Steel-Producers	0.4
Transport-Rail	0.4
Beverages-Non-alcoholic	0.3
Insurance-Property/Casualty	0.3
Building Societies	0.3
Retail-Drug Store	0.3
Chemicals-Diversified	0.3
Cosmetics & Toiletries	0.3
Applications Software	0.3
Retail-Auto Parts	0.3
Trucking/Leasing	0.3
Oil-Field Services	0.3
E-Commerce/Products	0.3
Agricultural Chemicals	0.3
Finance-Consumer Loans	0.3
Insurance-Life/Health	0.3
Commercial Services-Finance	0.3
Food-Baking	0.2
Security Services	0.2
Electronic Components-Semiconductors	0.2
Tobacco	0.2
Apparel Manufacturers	0.2
Aerospace/Defense-Equipment	0.2
Entertainment Software	0.2
Building-Residential/Commercial	0.2
Internet Content-Entertainment	0.2
Instruments-Controls	0.2
Insurance-Mutual	0.2%
Coal	0.2
Insurance Brokers	0.2
Finance-Leasing Companies	0.2
Finance-Credit Card	0.2
Hotels/Motels	0.2
Transport-Services	0.2
Paper & Related Products	0.2
Retail-Discount	0.2
Enterprise Software/Service	0.1
Medical Products	0.1
Retail-Restaurants	0.1
Food-Wholesale/Distribution	0.1
Finance-Investment Banker/Broker	0.1
Food-Retail	0.1
Metal Processors & Fabrication	0.1
Retail-Perfume & Cosmetics	0.1
Networking Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Web Hosting/Design	0.1
Medical-Wholesale Drug Distribution	0.1
Computers-Memory Devices	0.1
Gold Mining	0.1
Retail-Regional Department Stores	0.1
Building & Construction Products-Misc.	0.1
Retail-Building Products	0.1
Electronic Components-Misc.	0.1
Gas-Distribution	0.1
SupraNational Banks	0.1
Casino Hotels	0.1
Airlines	0.1
Electric-Generation	0.1
Publishing-Newspapers	0.1
Brewery	0.1
Oil Refining & Marketing	0.1
Computer Services	0.1
Savings & Loans/Thrifts	0.1
E-Commerce/Services	0.1
Electric Products-Misc.	0.1
Computers-Integrated Systems	0.1
Food-Misc./Diversified	0.1
Hazardous Waste Disposal	0.1
Auto-Heavy Duty Trucks	0.1
Electronic Connectors	0.1
Industrial Gases	0.1
Machinery-Construction & Mining	0.1
Athletic Footwear	0.1
Auction Houses/Art Dealers	0.1
Investment Management/Advisor Services	0.1
Data Processing/Management	0.1
Food-Confectionery	0.1
Aerospace/Defense	0.1
Retail-Major Department Stores	0.1
Rental Auto/Equipment	0.1
Shipbuilding	0.1
Retail-Automobile	0.1
Machinery-Farming	0.1
Containers-Metal/Glass	0.1
Wireless Equipment	0.1
Therapeutics	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Containers-Paper/Plastic	0.1%
Electronic Design Automation	0.1
Retail-Catalog Shopping	0.1
Retail-Apparel/Shoe	0.1
Funeral Services & Related Items	0.1
Electronic Security Devices	0.1
Electric-Transmission	0.1
Distribution/Wholesale	0.1
Machinery-General Industrial	0.1
Metal-Copper	0.1
Telecommunication Equipment	0.1
Retail-Gardening Products	0.1
Computer Aided Design	0.1
Oil & Gas Drilling	0.1
Diversified Minerals	0.1
Steel Pipe & Tube	0.1
Tools-Hand Held	0.1
112.1%
Credit Quality†#
Aaa	56.8%
Aa	2.6
A	5.7
Baa	17.3
Ba	6.1
B	2.4
Caa	1.3
Ca	0.2
Not Rated@	7.6
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.4%
Aerospace/Defense — 0.0%
Boeing Co.	282	$35,921
Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	657	55,148
United Technologies Corp.	756	79,834
		134,982
Agricultural Chemicals — 0.1%
Monsanto Co.	448	50,404
Airlines — 0.1%
United Continental Holdings, Inc.†	1,365	63,868
Apparel Manufacturers — 0.1%
Carter's, Inc.	465	36,047
Michael Kors Holdings, Ltd.†	391	27,913
Ralph Lauren Corp.	263	43,324
		107,284
Applications Software — 0.3%
Microsoft Corp.	4,513	209,223
Red Hat, Inc.†	384	21,562
salesforce.com, Inc.†	297	17,086
		247,871
Athletic Footwear — 0.1%
NIKE, Inc., Class B	858	76,534
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.	1,283	18,976
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,101	62,619
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	620	32,618
Banks-Commercial — 0.1%
PacWest Bancorp	647	26,676
Regions Financial Corp.	3,177	31,897
		58,573
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,425	116,308
Comerica, Inc.	1,273	63,472
Fifth Third Bancorp	655	13,113
PNC Financial Services Group, Inc.	459	39,281
SunTrust Banks, Inc.	1,287	48,945
US Bancorp	1,743	72,910
Wells Fargo & Co.	1,780	92,328
		446,357
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,051	87,496
Monster Beverage Corp.†	262	24,017
PepsiCo, Inc.	1,863	173,427
		284,940
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	246	22,194
Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,370	$127,458
Time Warner Cable, Inc.	263	37,738
		165,196
Casino Hotels — 0.1%
MGM Resorts International†	3,934	89,617
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,034	58,722
Chemicals-Diversified — 0.3%
Dow Chemical Co.	437	22,916
E.I. du Pont de Nemours & Co.	184	13,204
LyondellBasell Industries NV, Class A	1,116	121,265
PPG Industries, Inc.	264	51,939
Rockwood Holdings, Inc.	499	38,149
		247,473
Commercial Services-Finance — 0.2%
MasterCard, Inc., Class A	1,220	90,183
Vantiv, Inc., Class A†	1,488	45,979
		136,162
Computer Aided Design — 0.1%
ANSYS, Inc.†	542	41,013
Computer Services — 0.1%
IHS, Inc., Class A†	279	34,928
International Business Machines Corp.	270	51,254
		86,182
Computers — 0.8%
Apple, Inc.	6,315	636,236
Hewlett-Packard Co.	822	29,157
		665,393
Computers-Integrated Systems — 0.1%
NCR Corp.†	2,442	81,587
Computers-Memory Devices — 0.1%
EMC Corp.	2,740	80,172
NetApp, Inc.	584	25,089
		105,261
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	1,218	54,225
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	874	41,585
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,701	176,159
Estee Lauder Cos., Inc., Class A	580	43,338
Procter & Gamble Co.	372	31,151
		250,648
Distribution/Wholesale — 0.1%
WESCO International, Inc.†	574	44,921

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 0.6%
Bank of America Corp.	1,176	$20,051
Citigroup, Inc.	1,981	102,655
Goldman Sachs Group, Inc.	668	122,625
JPMorgan Chase & Co.	2,637	158,853
Morgan Stanley	1,868	64,577
		468,761
Diversified Manufacturing Operations — 0.3%
Colfax Corp.†	911	51,900
Danaher Corp.	542	41,181
Dover Corp.	415	33,337
Eaton Corp. PLC	787	49,872
General Electric Co.	2,684	68,764
		245,054
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	424	136,714
eBay, Inc.†	1,238	70,108
		206,822
E-Commerce/Services — 0.1%
Priceline Group, Inc.†	66	76,466
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,305	81,667
Electric-Integrated — 0.0%
NextEra Energy, Inc.	207	19,433
PG&E Corp.	418	18,827
		38,260
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	1,262	47,956
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	1,774	98,084
Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Ltd.†	724	14,140
Intel Corp.	1,643	57,209
Texas Instruments, Inc.	1,198	57,133
Xilinx, Inc.	1,006	42,604
		171,086
Electronic Connectors — 0.1%
Amphenol Corp., Class A	785	78,390
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	3,119	53,678
Electronic Measurement Instruments — 0.0%
National Instruments Corp.	1,295	40,054
Electronic Security Devices — 0.1%
Tyco International, Ltd.	1,093	48,715
Enterprise Software/Service — 0.1%
Informatica Corp.†	885	30,302
Oracle Corp.	2,055	78,666
Tyler Technologies, Inc.†	165	14,586
		123,554
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.2%
American Express Co.	475	$41,582
Visa, Inc., Class A	409	87,268
		128,850
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,311	29,616
LPL Financial Holdings, Inc.	644	29,656
TD Ameritrade Holding Corp.	1,314	43,848
		103,120
Finance-Other Services — 0.0%
Intercontinental Exchange, Inc.	119	23,211
Food-Confectionery — 0.1%
Hershey Co.	729	69,568
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	1,986	68,050
Food-Retail — 0.1%
Kroger Co.	1,234	64,168
Whole Foods Market, Inc.	1,341	51,105
		115,273
Food-Wholesale/Distribution — 0.0%
Sysco Corp.	538	20,417
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	490	29,655
Marriott International, Inc., Class A	527	36,837
Starwood Hotels & Resorts Worldwide, Inc.	735	61,159
		127,651
Human Resources — 0.0%
Monster Worldwide, Inc.†	6,111	33,610
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	593	77,197
Instruments-Controls — 0.2%
Honeywell International, Inc.	761	70,864
Sensata Technologies Holding NV†	1,680	74,811
		145,675
Insurance Brokers — 0.1%
Aon PLC	577	50,586
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,468	78,655
Prudential Financial, Inc.	805	70,792
		149,447
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	2,676	99,681
Insurance-Property/Casualty — 0.0%
Chubb Corp.	260	23,681

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	937	$74,061
Pandora Media, Inc.†	2,152	51,992
Twitter, Inc.†	405	20,890
		146,943
Investment Management/Advisor Services — 0.1%
Affiliated Managers Group, Inc.†	193	38,670
BlackRock, Inc.	98	32,175
		70,845
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	337	33,373
Terex Corp.	1,379	43,811
		77,184
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	325	47,544
Medical Information Systems — 0.0%
athenahealth, Inc.†	260	34,239
Medical Products — 0.1%
Covidien PLC	640	55,366
Zimmer Holdings, Inc.	529	53,191
		108,557
Medical-Biomedical/Gene — 0.8%
Biogen Idec, Inc.†	291	96,266
Celgene Corp.†	935	88,619
Gilead Sciences, Inc.†	1,826	194,378
Isis Pharmaceuticals, Inc.†	1,873	72,728
Medivation, Inc.†	1,423	140,692
NPS Pharmaceuticals, Inc.†	1,097	28,522
Vertex Pharmaceuticals, Inc.†	468	52,561
		673,766
Medical-Drugs — 0.8%
Bristol-Myers Squibb Co.	3,338	170,839
Eli Lilly & Co.	1,035	67,120
Endo International PLC†	982	67,110
Ironwood Pharmaceuticals, Inc.†	2,781	36,028
Jazz Pharmaceuticals PLC†	387	62,136
Johnson & Johnson	576	61,396
Mallinckrodt PLC†	639	57,606
Merck & Co., Inc.	1,208	71,610
Pfizer, Inc.	3,320	98,172
		692,017
Medical-HMO — 0.1%
Aetna, Inc.	549	44,469
UnitedHealth Group, Inc.	771	66,499
		110,968
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	2,110	148,797
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	558	108,626
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	310	$73,433
Rexnord Corp.†	1,232	35,050
		108,483
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	1,378	44,992
Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	4,091	140,280
Walt Disney Co.	2,035	181,176
		321,456
Networking Products — 0.1%
Cisco Systems, Inc.	3,859	97,131
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	1,201	121,829
Cabot Oil & Gas Corp.	88	2,877
EOG Resources, Inc.	697	69,017
EQT Corp.	253	23,159
Hess Corp.	815	76,871
Noble Energy, Inc.	1,024	70,000
Occidental Petroleum Corp.	358	34,422
Pioneer Natural Resources Co.	308	60,667
Range Resources Corp.	669	45,365
		504,207
Oil Companies-Integrated — 0.3%
Chevron Corp.	537	64,075
Exxon Mobil Corp.	1,001	94,144
Phillips 66	722	58,706
		216,925
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	234	17,807
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	301	25,486
Valero Energy Corp.	983	45,483
		70,969
Oil-Field Services — 0.3%
Core Laboratories NV	348	50,930
Halliburton Co.	934	60,252
NOW, Inc.†	548	16,665
Schlumberger, Ltd.	845	85,928
		213,775
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	2,217	156,587
Omnicare, Inc.	705	43,893
		200,480
Real Estate Investment Trusts — 0.3%
American Tower Corp.	1,396	130,708
CBS Outdoor Americas, Inc.	477	14,281
Host Hotels & Resorts, Inc.	1,664	35,493
Lexington Realty Trust	1,179	11,543
Simon Property Group, Inc.	177	29,102
		221,127

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	228	$28,806
Retail-Apparel/Shoe — 0.1%
PVH Corp.	439	53,185
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	180	91,739
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	1,866	98,749
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	624	53,327
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	546	41,753
Retail-Drug Store — 0.1%
CVS Health Corp.	1,038	82,614
Retail-Gardening Products — 0.1%
Tractor Supply Co.	710	43,672
Retail-Jewelry — 0.0%
Tiffany & Co.	357	34,383
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	501	33,352
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,062	62,839
Retail-Perfume & Cosmetics — 0.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	278	32,851
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	469	32,872
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	799	48,763
Macy's, Inc.	861	50,093
		98,856
Retail-Restaurants — 0.1%
Dunkin' Brands Group, Inc.	563	25,234
Starbucks Corp.	1,081	81,572
		106,806
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	5,535	44,723
QUALCOMM, Inc.	1,975	147,671
		192,394
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	409	32,221
Software Tools — 0.0%
VMware, Inc., Class A†	230	21,583
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	417	28,523
United States Steel Corp.	1,136	44,497
		73,020
Telecom Services — 0.1%
Amdocs, Ltd.	1,395	64,003
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	1,865	$44,592
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	919	45,941
Television — 0.0%
CBS Corp., Class B	696	37,236
ION Media Networks, Inc.†(1)(3)(12)	4	1,992
		39,228
Therapeutics — 0.1%
Pharmacyclics, Inc.†	478	56,132
Tobacco — 0.1%
Altria Group, Inc.	1,272	58,436
Philip Morris International, Inc.	619	51,624
		110,060
Toys — 0.0%
Mattel, Inc.	858	26,298
Transactional Software — 0.0%
Solera Holdings, Inc.	702	39,565
Transport-Rail — 0.3%
Kansas City Southern	358	43,390
Union Pacific Corp.	1,775	192,445
		235,835
Transport-Services — 0.1%
FedEx Corp.	486	78,465
Web Portals/ISP — 0.7%
Google, Inc., Class A†	376	221,242
Google, Inc., Class C†	412	237,872
Yahoo!, Inc.†	2,605	106,154
		565,268
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	820	51,890
Total Common Stocks (cost $10,815,997)		13,534,827
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,637
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	400	4,120
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	16,254
Total Preferred Securities (cost $32,424)		28,011

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.3%
Banks-Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(2)		$200,000	$266,268
Banco Santander SA VRS 6.25% due 03/12/2019(2)		200,000	244,716
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(2)		15,000	14,325
			525,309
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)		13,000	12,722
Wells Fargo Capital X 5.95% due 12/01/2086		6,000	6,165
			18,887
Building Societies — 0.3%
Nationwide Building Society VRS 6.88% due 06/20/2019(2)		175,000	273,843
Diversified Banking Institutions — 0.7%
BAC Capital Trust XIII FRS Series F 4.00% due 10/15/2014(2)		41,000	33,415
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)		19,000	20,567
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(2)		11,000	10,723
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)		15,000	14,843
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(2)	EUR	200,000	259,557
Societe Generale SA VRS 8.25% due 11/29/2018(2)		225,000	231,300
			570,405
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(2)		100,000	107,750
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		8,000	8,091
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 10/30/2014†(3)		8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		12,000	11,865
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	$11,000	$11,464
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000	52,763
MetLife, Inc. 6.40% due 12/15/2066	14,000	15,610
Voya Financial, Inc. FRS 5.65% due 05/15/2053	25,000	25,125
		93,498
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	256,812
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	26,000	28,145
Total Preferred Securities/Capital Securities (cost $1,953,770)		1,906,070
ASSET BACKED SECURITIES — 19.1%
Diversified Financial Services — 19.1%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	6,931
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	58,332	58,667
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(4)	250,000	249,125
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(4)	250,000	249,850
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(4)	250,000	247,050
Atrium CDO Corp., FRS Series 11-A, Class B 2.48% due 10/23/2025*(4)	250,000	246,950
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	198,411
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(5)	95,000	100,315
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	140,455	154,242
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	235,000	231,809

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.58% due 02/25/2036(6)	$269,715	$240,401
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	95,000	103,838
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(5)	60,000	65,913
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	24,250	24,200
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,069
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.35% due 07/15/2025*(4)	250,000	246,150
Cent CLO 20, Ltd. FRS Series 2013-20A, Class A 1.71% due 01/25/2026*(4)	250,000	249,875
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.73% due 04/18/2025*(4)	250,000	249,750
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.73% due 05/24/2026*(4)	250,000	249,525
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(5)	33,000	33,702
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(5)	10,000	10,199
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	21,000	21,541
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	75,000	77,480
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	75,000	78,564
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(5)	155,000	163,899
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	45,000	49,590
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(6)	153,024	141,502
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	$165,000	$176,267
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.48% due 01/15/2046(5)	80,071	83,396
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	186,087	204,559
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	14,663	14,798
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(5)	126,381	136,823
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(5)	25,000	25,497
Commercial Mtg. Trust Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(5)	155,000	156,543
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(5)	50,000	51,253
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(5)	145,000	147,725
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(5)	125,000	128,804
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	75,000	78,309
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(5)	75,000	78,282
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(5)	125,000	130,941
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(5)	95,000	99,830
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(5)	60,109	64,637
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(5)	56,117	59,485
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(6)	145,357	132,801
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	21,563	21,933

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	$124,304	$117,450
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	5,935	5,516
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	43,139	43,267
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	50,000	50,879
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	56,176	59,807
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(4)	250,000	248,600
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(4)	250,000	249,875
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(6)	246,686	232,523
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	40,049
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,154
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,990
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	49,789
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	11,000	10,943
FREMF Mtg. Trust VRS Series 2013-K502, Class B 2.84% due 03/25/2045*(5)	100,000	100,739
FREMF Mtg. Trust VRS Series 2012-K706, Class B 4.16% due 11/25/2044*(5)	75,000	77,957
FREMF Mtg. Trust VRS Series 2010-K8, Class B 5.41% due 09/25/2043*(5)	100,000	109,760
Gramercy Park CLO, Ltd., FRS Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(4)	250,000	249,750
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	$155,000	$166,962
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	13,000	13,000
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(5)	160,000	156,906
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(5)	40,000	46,529
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(5)	100,000	102,813
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	25,000	25,726
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(5)	125,000	129,155
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	75,000	78,395
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	150,000	156,300
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.55% due 04/25/2036(6)	20,526	17,569
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.63% due 03/25/2047(6)	53,578	46,921
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(6)	104,508	98,404
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.78% due 04/25/2035(6)	82,032	80,248
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(5)	195,000	195,676
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(6)	132,691	123,148
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(5)	172,665	185,001
JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(5)	60,000	61,785
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(5)	145,000	148,665

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	$115,250	$122,574
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(5)	115,000	125,011
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(5)	160,000	164,277
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	125,000	128,245
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	75,000	78,458
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(5)	45,000	47,858
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(5)	24,559	26,596
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	117,611	124,616
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(5)	130,357	138,720
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(5)	60,000	67,133
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(4)	250,000	249,700
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(4)	250,000	250,350
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(4)	250,000	249,625
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(4)	250,000	249,750
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.47% due 02/25/2035(6)	43,188	43,538
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.54% due 12/25/2034(6)	72,519	72,123
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(5)	125,000	132,029
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	$145,521	$155,570
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	60,091	65,863
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(5)	90,000	97,920
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	160,000	163,730
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class A5 3.89% due 06/15/2047(5)	90,000	93,276
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	25,000	26,279
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	176,587	189,081
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	115,000	124,916
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	79,907	87,316
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.28% due 01/11/2043(5)	70,000	78,873
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	70,049	63,349
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(6)	332,906	305,252
Neuberger Berman CLO FRS XVII, Ltd., FRS Series 2014-17A, Class A 1.70% due 08/04/2025*(4)	250,000	249,400
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	40,000	40,048
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	18,180	17,830
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	59,079	34,565
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(4)	250,000	249,950
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(6)	3,909	4,021

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	$35,000	$34,980
Santander Drive Auto Receivables Trust Series 2013-C, Class 5 2.25% due 06/17/2019	20,000	20,106
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	70,000	70,373
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	92,420	92,862
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	47,510	47,573
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	151,112	108,633
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.43% due 02/20/2047(6)	161,941	140,695
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(1)	160,000	159,990
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	109,788
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(6)	100,000	102,059
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.24% due 04/25/2045(6)	159,346	161,504
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(5)	20,251	20,518
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	85,000	84,468
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,187
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(5)	19,000	20,368
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	125,000	128,426
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(6)	168,113	171,645
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(6)	$4,147	$4,160
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	253,655	252,862
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/2036(6)	99,922	93,962
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.28% due 02/15/2044*(5)(7)	1,068,897	34,413
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(5)	10,000	10,069
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(5)	10,000	10,221
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(5)	95,000	96,745
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	150,000	156,815
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	150,000	157,314
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	60,000	63,267
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	55,000	58,424
Total Asset Backed Securities (cost $15,638,200)		15,824,951
U.S. CORPORATE BONDS & NOTES — 20.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	10,000	9,916
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	7,000	7,067
		16,983
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	4,000	4,020
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,000	1,785

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense — 0.1%
Bae Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	$10,000	$9,970
Bae Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	7,000	6,963
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,601
		31,534
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	3,000	3,008
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,625
		27,633
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	136,989
Monsanto Co. Senior Notes 4.70% due 07/15/2064	8,000	7,963
		144,952
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	6,000	6,120
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,114	1,167
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	9,382	9,523
United Airlines Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	10,000	9,950
		26,760
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	5,000	5,212
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	5,000	5,038
		10,250
Security Description	Principal Amount(11)	Value (Note 2)
Apparel Manufacturers — 0.1%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	$4,000	$2,360
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	60,000	61,800
		64,160
Auction House/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	80,000	75,800
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	15,000	14,943
Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	17,000	16,983
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,083
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	73,850
		76,933
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	5,000	4,913
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	136,012
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	26,000	32,948
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	1,000	1,047
		174,920
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	163,899
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	8,000	7,929
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	125,000	136,267
Wells Fargo & Co Senior Notes 1.40% due 09/08/2017	32,000	31,905

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co Senior Notes 3.30% due 09/09/2024	$175,000	$171,681
Wells Fargo & Co Sub. Notes 4.10% due 06/03/2026	20,000	19,930
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	70,000	72,374
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	120,145
		724,130
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	87,000	87,256
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	62,850
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	35,000	36,575
		99,425
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	20,000	19,350
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,170
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,295
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	64,431
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,400
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	78,000
		147,831
Security Description	Principal Amount(11)	Value (Note 2)
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	$10,000	$9,950
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	65,789
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	31,649
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	100,000	93,598
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	15,000	21,264
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	49,759
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	76,674
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	9,000	10,488
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,837
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	80,625
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	8,000	7,894
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	70,597
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	4,000	5,046
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	63,950
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	11,000	14,959
		606,079
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,275

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	$50,000	$50,375
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,170
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	28,875
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	15,000	15,450
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	35,000	36,356
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,113
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	92,475
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,375
		252,189
Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.25% due 10/01/2034	15,000	14,443
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	3,960
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	13,084
		17,044
Coal — 0.2%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,150
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	6,000	6,210
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	130,000	121,550
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,200
		142,110
Security Description	Principal Amount(11)	Value (Note 2)
Commercial Services-Finance — 0.1%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	$35,000	$34,475
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	9,000	9,113
		43,588
Computers — 0.4%
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	111,722
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	140,000	151,642
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	21,000	23,939
		287,303
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	14,000	14,245
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	6,000	6,600
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	4,700
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	8,000	7,857
		12,557
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	5,000	4,663
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	70,000	71,750
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	3,000	2,895
Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	19,000	18,963

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	$65,000	$64,438
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	45,000	50,053
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	167,227
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	125,000	125,813
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	13,000	14,711
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	200,000	217,802
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	48,000	53,850
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	177,718
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	49,026
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	155,000	193,745
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	126,298
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	70,000	70,503
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	33,000	33,183
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	12,000	13,303
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,308
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,952
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	40,762
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	66,852
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	14,764
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	$25,000	$23,948
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	35,000	34,766
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,790
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	199,466
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	140,690
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	200,000	228,929
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	173,010
Morgan Stanley Senior Notes 2.13% due 04/25/2018	75,000	74,992
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	16,000	15,956
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	102,000	100,247
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,387
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	95,000	100,366
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,505
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,516
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	114,522
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,906
		2,990,267
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	19,000	19,231
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	28,263

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	$152,000	$183,337
		230,831
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	13,000	12,653
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	33,000	38,986
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,443
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,351
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	8,000	8,014
		88,447
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,120
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,850
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,863
AES Corp. Senior Notes 8.00% due 10/15/2017	8,000	8,980
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	68,850
		85,543
Electric-Integrated — 0.8%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	7,000	7,481
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	28,271
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	41,300
Edison International Senior Notes 3.75% due 09/15/2017	96,000	101,628
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	122,907
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	$14,000	$16,551
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	13,000	13,162
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,239
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	21,350
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,139
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	13,000	14,010
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	45,000	46,007
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	105,656
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	17,000	16,940
Southern Co. Senior Notes 1.30% due 08/15/2017	13,000	12,937
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	50,000	65,315
		628,893
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	15,000	14,951
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	4,800
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	145,000	150,800
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,982
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	9,000	11,205
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	125,000	125,937

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	$140,000	$146,650
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,578
		300,352
Finance-Consumer Loans — 0.3%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	10,000	10,000
SLM Corp. Company Guar. Notes 5.50% due 01/15/2019	25,000	25,500
SLM Corp. Company Guar. Notes 7.25% due 01/25/2022	10,000	10,850
SLM Corp. Company Guar. Notes 8.45% due 06/15/2018	120,000	135,000
Synchrony Financial Senior Notes 3.75% due 08/15/2021	5,000	5,045
Synchrony Financial Senior Notes 4.25% due 08/15/2024	7,000	7,001
		193,396
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,634
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,025
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(3)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(3)	11,000	1
		13,661
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	129,375
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	5,000	5,300
		134,675
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	25,000	24,960
Security Description	Principal Amount(11)	Value (Note 2)
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	$4,000	$3,900
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	20,000	21,000
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	6,000	6,209
		27,209
Food-Misc./Diversified — 0.0%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	10,000	12,538
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	75,002
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,030
Sysco Corp. Company Guar. Bonds 4.35% due 10/02/2034	5,000	5,073
Sysco Corp. Company Guar. Bonds 4.50% due 10/02/2044	8,000	8,058
		99,163
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	38,800
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,100
		48,900
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	98,008
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	70,000
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,070
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,575
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	3,000	3,120

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	$7,000	$7,179
		22,944
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,846
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	29,502
USI, Inc. Senior Notes 7.75% due 01/15/2021*	10,000	9,950
		90,298
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,833
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,001
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	11,000	11,047
Teachers Insurance & Annuity Assoc. of America Bonds 4.90% due 09/15/2044*	8,000	8,153
		30,034
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	27,000	32,424
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	35,000	37,415
Nationwide Mutual Insurance Co. Senior Sub. Notes 9.38% due 08/15/2039*	125,000	192,443
		262,282
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	123,583
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,177
		143,760
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,270
Security Description	Principal Amount(11)	Value (Note 2)
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	$12,000	$11,820
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	29,000	28,848
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	21,000	21,036
		61,704
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	21,000	20,961
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,211
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	3,760
		17,971
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	21,110
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	45,300
		66,410
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,433
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	106,000	104,675
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	20,000	21,335
		241,443
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	23,997
Medical-HMO — 0.3%
Centene Corp. Senior Notes 4.75% due 05/15/2022	20,000	20,050
Humana, Inc. Senior Notes 2.63% due 10/01/2019	55,000	54,966
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,078

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	$100,000	$106,251
		211,345
Medical-Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,081
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	30,000	29,925
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	53,762
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,256
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,225
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	43,700
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	55,000	57,750
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	7,000	6,948
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	5,000	4,938
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	135,000	142,762
		357,347
Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 3.88% due 09/01/2024*	6,000	5,906
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	11,000	11,014
Multimedia — 1.0%
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	176,072
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	335,317
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	179,651
Security Description	Principal Amount(11)	Value (Note 2)
Multimedia (continued)
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	$12,000	$17,726
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	40,000	39,313
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	107,000	98,515
		846,594
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	13,000	12,993
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	23,000	23,314
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,175
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	3,000	2,745
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	5,000	4,575
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	35,000	42,652
Atlas Energy Holdings Operating Co. LLC/ Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	4,925
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	2,000	1,940
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	10,150
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	10,000	10,275
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	25,000	24,750
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,173

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	$5,000	$5,112
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,175
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,070
Hess Corp. Senior Notes 1.30% due 06/15/2017	65,000	64,753
Hess Corp. Senior Notes 5.60% due 02/15/2041	16,000	18,021
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,788
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	9,000	8,662
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	4,000	3,980
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	5,000	5,075
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,000
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	4,000	3,860
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	1,000	1,075
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	10,000	9,750
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	5,000	4,856
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	4,000	4,000
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	6,000	5,857
		265,394
Security Description	Principal Amount(11)	Value (Note 2)
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	$6,000	$6,255
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,700
		15,955
Oil-Field Services — 0.0%
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,570
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	10,000	11,075
		17,645
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,820
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	34,562
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	30,000	32,698
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	16,417
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	25,990
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	3,000	3,083
		116,570
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	251,429
Pipelines — 1.0%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	6,000	6,158
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	2,933
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	5,000	4,435
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	37,000	42,344

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	$126,000	$140,175
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	48,670
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	187,608
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	21,000	24,308
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	8,000	7,700
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	60,000	60,134
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	13,000	13,552
Kinder Morgan, Inc. Company Guar. Notes 7.00% due 06/15/2017	55,000	60,637
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,850
Plains All American Pipeline LP/ PAA Finance Corp. Notes 3.60% due 11/01/2024	10,000	9,814
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,140
Williams Partners LP Senior Notes 3.90% due 01/15/2025	105,000	104,221
Williams Partners LP Senior Notes 4.30% due 03/04/2024	95,000	96,896
		818,575
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	10,000	9,663
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	85,850
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,400
		91,250
Security Description	Principal Amount(11)	Value (Note 2)
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	$3,000	$3,090
Real Estate Investment Trusts — 1.2%
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	65,000	76,712
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	8,000	7,700
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,383
HCP, Inc. Senior Notes 6.00% due 01/30/2017	100,000	110,451
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	77,164
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	155,992
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	184,138
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	33,962
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	31,085
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	14,000	14,245
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,170
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	99,788
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,139
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	63,948
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	108,873
		1,014,750

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	$8,000	$8,023
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,625
		18,648
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(3)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	59,435
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,203
		62,638
Retail-Appliances — 0.0%
Conn's, Inc. Senior Notes 7.25% due 07/15/2022*	4,000	3,405
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	100,000	97,125
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	58,299
		155,424
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,700
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	30,000	29,025
		61,725
Retail-Discount — 0.1%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	11,000	11,488
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	60,000	60,355
		71,843
Security Description	Principal Amount(11)	Value (Note 2)
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	$7,859	$8,338
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,078	10,262
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,104	15,198
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	125,495	152,765
		186,563
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	11,000	10,804
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	10,000	7,675
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	79,500
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,685
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,288
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	8,000	7,940
		13,228
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	15,031
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	44,000	50,182
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	16,000	18,453
		83,666
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	9,000	9,247
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	5,786

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$7,000	$7,105
		22,138
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	18,000	15,570
ADT Corp. Senior Notes 6.25% due 10/15/2021	165,000	170,775
		186,345
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	4,000	4,060
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,840
		5,900
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	62,495
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	10,000	10,325
Steel Pipe & Tube — 0.1%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,040
Valmont Industries, Inc. Company Guar. Bonds 5.00% due 10/01/2044	11,000	10,792
Valmont Industries, Inc. Company Guar. Bonds 5.25% due 10/01/2054	15,000	14,646
		29,478
Steel-Producers — 0.3%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,000
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	135,000	135,916
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,150
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	15,000	15,075
Security Description	Principal Amount(11)	Value (Note 2)
Steel-Producers (continued)
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	$35,000	$38,850
		204,991
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	10,700
Telecom Services — 0.5%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	15,000
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	119,969
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	249,571
		384,540
Telephone-Integrated — 1.1%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	9,000	8,272
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	100,000	98,526
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,100
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	10,000	10,550
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	8,000	7,900
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,660
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,285
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	128,000	126,394
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	10,000	10,326
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,719
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	76,000	76,215
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	87,000	87,413

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	$95,000	$105,200
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	27,000	32,892
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	246,000	307,351
		906,803
Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	20,000	20,450
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	10,414
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	43,000	55,393
		65,807
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,062
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,140
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000	71,423
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	4,972
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,116
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	150,000	161,197
		242,708
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	80,000	79,200
Security Description	Principal Amount(11)	Value (Note 2)
Web Hosting/Design (continued)
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	$30,000	$29,700
		108,900
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	6,000	5,580
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044	8,000	7,913
Total U.S. Corporate Bonds & Notes (cost $16,012,649)		16,632,255
FOREIGN CORPORATE BONDS & NOTES — 3.5%
Advertising Services — 0.0%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	11,000	10,849
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,250
Banks-Commercial — 1.5%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	17,000	16,996
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	355,700
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023	200,000	216,500
BPCE SA Company Guar. Notes 2.50% due 07/15/2019	250,000	248,245
Credit Suisse Sub. Notes 5.40% due 01/14/2020	136,000	151,698
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*	8,000	7,994
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	204,874
		1,202,007
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	4,000	4,040
Diversified Banking Institutions — 0.5%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	30,000	29,795

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	$100,000	$128,276
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	7,000	7,104
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	200,000	196,512
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,727
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000	37,045
		412,459
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,005
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	36,000	36,630
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	8,000	9,074
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,157
Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	200,000	193,476
Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	95,000	91,285
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	8,000	8,301
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	5,000	5,086
		104,672
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,075
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	$2,000	$1,993
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	5,000	4,697
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	7,000	6,849
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.50% due 10/01/2024	7,000	7,024
Ensco PLC Senior Notes 5.75% due 10/01/2044	6,000	6,082
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	11,000	10,096
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	8,509
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	7,319
		39,030
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	13,000	17,606
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	46,913
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	6,053
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,140
Nexen, Inc. Company Guar. Notes 7.50% due 07/30/2039	45,000	62,066
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	11,000	11,197
		147,975
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,515
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	150,000	160,453

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	$7,000	$7,565
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000	70,757
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	6,000	6,121
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	11,000	12,439
		277,850
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	3,990
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	6,965
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	197,491
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,147
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000	145,398
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	14,000	15,820
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	23,000	25,875
		187,093
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	40,738
Total Foreign Corporate Bonds & Notes (cost $2,850,918)		2,911,512
MUNICIPAL BONDS & NOTES — 1.1%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	186,185
Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	$18,000	$18,698
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	19,768
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000	14,954
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	14,300
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	100,000	57,003
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	110,000	62,710
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,347
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	45,000	52,803
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	145,820
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	82,478
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	113,474
Total Municipal Bonds & Notes (cost $735,801)		886,540
U.S. GOVERNMENT AGENCIES — 21.7%
Federal Home Loan Mtg. Corp. — 0.7%
2.50% due 01/01/2028	12,275	12,400
2.50% due 04/01/2028	25,683	25,992
3.00% due 08/01/2027	17,887	18,419
3.00% due 10/01/2042	28,985	28,847
3.00% due 11/01/2042	9,700	9,590

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 02/01/2043	$46,477	$45,952
3.00% due 08/01/2043	94,318	93,691
3.50% due 02/01/2042	15,883	16,232
3.50% due 03/01/2042	7,037	7,191
3.50% due 09/01/2043	46,644	47,772
4.00% due 03/01/2023	17,321	18,332
4.00% due 10/01/2043	22,925	24,168
4.50% due 01/01/2039	2,948	3,181
5.00% due 12/01/2020	3,868	4,141
5.00% due 07/01/2021	17,037	18,300
5.00% due 05/01/2034	21,348	23,810
5.50% due 07/01/2034	11,158	12,497
5.50% due 07/01/2035	15,048	16,852
5.50% due 04/01/2037	7,669	8,515
5.50% due 05/01/2037	6,559	7,303
5.50% due 08/01/2037	31,185	34,777
6.00% due 09/01/2026	26,951	30,368
6.00% due 08/01/2036	7,793	8,844
6.50% due 05/01/2029	4,855	5,569
6.50% due 11/01/2034	4,408	4,985
6.50% due 05/01/2036	57	64
Federal Home Loan Mtg. Corp. FRS 1.89% due 02/01/2037	3,672	3,871
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(6)	8,000	7,966
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(6)	2,343	2,271
Series 1577, Class PK 6.50% due 09/15/2023(6)	20,357	22,431
Series 1226, Class Z 7.75% due 03/15/2022(6)	1,369	1,471
		565,802
Federal National Mtg. Assoc. — 15.7%
2.50% due 02/01/2043	191,648	181,704
2.50% due 03/01/2043	191,526	181,588
3.00% due 01/01/2028	25,717	26,568
3.00% due 12/01/2042	6,316	6,241
3.00% due 05/01/2043	116,316	114,866
3.00% due October 15 TBA	700,000	721,000
3.00% due October 30 TBA	2,682,000	2,643,865
3.50% due 08/01/2026	3,208	3,379
3.50% due 10/01/2028	44,565	46,897
3.50% due 08/01/2043	185,032	189,382
3.50% due October 30 TBA	1,301,000	1,329,764
4.00% due 11/01/2040	102,391	108,051
4.00% due 11/01/2041	6,238	6,583
4.00% due 10/01/2043	125,973	133,132
4.00% due 12/01/2043	58,230	61,754
4.00% due October 30 TBA	1,403,000	1,478,499
4.50% due 01/01/2039	5,948	6,421
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 06/01/2039	$73,820	$80,077
4.50% due 05/01/2041	16,246	17,538
4.50% due October 30 TBA	1,722,000	1,857,877
4.85% due 11/01/2015	699,898	719,105
4.96% due 01/01/2015	192,910	192,660
5.00% due 03/01/2018	9,017	9,518
4.00% due 11/01/2043	21,584	22,831
5.00% due 06/01/2019	3,042	3,243
5.00% due 07/01/2040	57,999	64,075
5.50% due 06/01/2020	110,301	119,585
5.50% due 07/01/2020	19,730	20,895
5.50% due 03/01/2021	42,834	46,577
5.50% due 04/01/2021	50,259	54,540
5.50% due 06/01/2021	98,388	107,580
5.50% due 10/01/2021	75,876	82,865
5.50% due 12/01/2021	86,627	91,785
5.50% due 06/01/2022	117,173	127,598
5.50% due 12/01/2029	3,393	3,790
5.50% due 05/01/2034	7,553	8,469
5.50% due 06/01/2036	419,052	470,519
5.50% due 08/01/2037	19,113	21,336
5.50% due 06/01/2038	1,866	2,092
5.50% due October 30 TBA	400,000	445,453
6.00% due 06/01/2017	3,068	3,206
6.00% due 06/01/2026	32,672	37,161
6.00% due 03/01/2027	37,920	42,921
6.00% due 12/01/2033	4,027	4,585
6.00% due 05/01/2034	16,003	18,228
6.00% due 08/01/2034	1,363	1,553
6.00% due 06/01/2040	11,191	12,635
6.00% due October 30 TBA	800,000	904,219
6.50% due 08/01/2016	1,920	1,989
6.50% due 11/01/2035	13,564	15,498
6.50% due 10/01/2037	4,621	5,230
7.00% due 06/01/2037	37,403	41,475
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2M1 1.10% due 05/25/2024(6)	5,522	5,440
Series 2014-C01, Class M1 1.75% due 01/25/2024(6)	16,434	16,461
Series 2013-C01, Class M1 2.15% due 10/25/2023(6)	21,574	21,803
Federal National Mtg. Assoc. FRS 2.13% due 05/01/2037	7,134	7,587
3.52% due 10/01/2040	8,263	8,834
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	13,521	13,441
		12,971,968
Government National Mtg. Assoc. — 5.3%
4.00% due 10/15/2040	32,448	34,484
4.00% due 11/15/2040	534,127	567,847
4.00% due 02/15/2041	27,759	29,501
4.00% due 07/15/2041	486,939	517,498
4.00% due 09/15/2041	28,982	30,801

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 10/15/2041	$22,001	$23,382
4.00% due 11/15/2041	381,954	405,925
4.50% due 06/15/2041	750,930	817,086
5.00% due 01/15/2033	4,351	4,825
5.00% due 12/15/2038	178,562	196,738
5.00% due 04/15/2039	228,068	251,929
5.00% due 01/15/2040	76,057	84,572
5.00% due 04/15/2041	204,990	227,349
5.00% due October 30 TBA	700,000	769,959
5.50% due 04/15/2036	91,343	101,765
6.00% due 02/15/2033	50,663	57,175
6.50% due 07/15/2028	154,266	175,932
6.50% due 08/15/2028	8,603	9,903
6.50% due 09/15/2028	20,668	24,011
6.50% due 11/15/2028	23,534	26,680
7.00% due 01/15/2033	10,614	12,571
7.00% due 05/15/2033	15,109	17,804
7.00% due 11/15/2033	6,927	8,217
8.00% due 02/15/2030	2,161	2,472
8.50% due 11/15/2017	488	521
9.00% due 11/15/2021	275	321
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(6)	573	647
Series 2005-74, Class HB 7.50% due 09/16/2035(6)	5,080	5,810
Series 2005-74, Class HC 7.50% due 09/16/2035(6)	3,078	3,555
		4,409,280
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	12,000	12,010
Total U.S. Government Agencies (cost $17,756,124)		17,959,060
U.S. GOVERNMENT TREASURIES — 15.8%
United States Treasury Bonds — 2.4%
3.38% due 05/15/2044	15,000	15,488
3.63% due 02/15/2044	24,000	25,935
3.75% due 08/15/2041	7,000	7,771
3.88% due 08/15/2040	375,000	424,512
4.38% due 02/15/2038	700,000	849,734
4.38% due 11/15/2039	95,000	115,915
6.63% due 02/15/2027	105,000	148,755
8.13% due 08/15/2019	8,000	10,395
United States Treasury Bonds TIPS 1.38% due 02/15/2044(8)	368,024	393,642
		1,992,147
United States Treasury Notes — 13.4%
0.25% due 07/31/2015	2,300,000	2,303,234
0.38% due 04/15/2015	20,000	20,033
0.63% due 08/15/2016	885,000	886,279
0.63% due 12/15/2016	30,000	29,937
0.63% due 05/31/2017	13,000	12,887
Security Description	Principal Amount(11)		Value (Note 2)
United States Treasury Notes (continued)
0.75% due 12/31/2017		$2,000	$1,968
0.88% due 02/28/2017		60,000	60,061
0.88% due 08/15/2017		1,500,000	1,492,851
1.00% due 08/31/2016		89,000	89,723
1.00% due 10/31/2016		65,000	65,462
1.00% due 05/31/2018		8,000	7,881
1.38% due 11/30/2015		398,000	403,395
1.38% due 07/31/2018		94,000	93,618
1.50% due 02/28/2019		20,000	19,858
2.00% due 01/31/2016		1,720,000	1,759,372
2.38% due 08/15/2024		11,000	10,873
United States Treasury Notes FRS 0.06% due 01/31/2016		58,000	58,012
United States Treasury Notes TIPS 0.13% due 04/15/2018(8)		106,160	107,006
0.13% due 04/15/2019(8)		1,006,622	1,009,060
0.13% due 01/15/2023(8)		583,187	564,234
0.13% due 07/15/2024(8)		677,295	650,256
0.63% due 01/15/2024(8)		1,470,384	1,477,736
			11,123,736
Total U.S. Government Treasuries (cost $12,965,506)			13,115,883
FOREIGN GOVERNMENT OBLIGATIONS — 1.7%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		13,000	13,071
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	17,310
Sovereign — 1.6%
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	5,000,000	120,462
Federative Republic of Brazil Bills zero coupon due 09/01/2020	BRL	68,000	176,734
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	12,979
Government of France Bonds 0.25% due 07/25/2024(8)	EUR	45,540	59,984
Government of Uruguay Bonds 4.25% due 04/05/2027	UYU	2,660,874	118,124
Italy Buoni Poliennali Del Tesoro Notes 2.35% due 09/15/2024*(8)	EUR	50,059	70,302
Kingdom of Spain Senior Notes 1.80% due 11/30/2024*(8)	EUR	44,891	62,122

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		200,000	$171,000
Republic of Portugal Notes 5.13% due 10/15/2024*		16,000	16,576
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	1,350,000	116,876
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,600,000	85,318
United Mexican States Senior Notes 3.50% due 01/21/2021		23,000	23,308
United Mexican States Senior Notes 4.75% due 03/08/2044		235,000	233,238
			1,267,023
SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 6.35% due 08/17/2016	INR	6,000,000	97,135
Total Foreign Government Obligations (cost $1,435,774)			1,394,539
OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
Call Options-Purchased†(3)(9)	RUB	6,000,000	735
Call Options-Purchased†(3)(9)	BRL	380,000	2,278
Total Options — Purchased (cost $4,986)			3,013
Total Long-Term Investment Securities (cost $80,202,149)			84,196,661
REPURCHASE AGREEMENTS — 10.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $100,000 collateralized by $115,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $106,569		$100,000	100,000
Security Description	Principal Amount(11)	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $651,000 collateralized by $720,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $667,212	$651,000	$651,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	1,895,000	1,895,000
Barclays Capital PLC Joint Repurchase Agreement(10)	1,645,000	1,645,000
BNP Paribas SA Joint Repurchase Agreement(10)	1,525,000	1,525,000
Deutsche Bank AG Joint Repurchase Agreement(10)	1,010,000	1,010,000
Royal Bank of Scotland Joint Repurchase Agreement(10)	1,760,000	1,760,000
Total Repurchase Agreements (cost $8,586,000)		8,586,000
TOTAL INVESTMENTS (cost $88,788,149)(13)	112.1%	92,782,661
Liabilities in excess of other assets	(12.1)	(9,983,758)
NET ASSETS	100.0%	$82,798,903

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $10,621,217 representing 12.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $5,009 representing 0.0% of net assets.

(4)  Collateralized Loan Obligation

(5)  Commercial Mortgage Backed Security

(6)  Collateralized Mortgage Obligation

(7)  Interest Only

(8)  Principal amount of security is adjusted for inflation.

(9)  Options — purchased

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2014	Appreciation (Depreciation)
Call option to deliver U.S. dollars in exchange for Brazilian Reals with Goldman Sachs International	September 2015	$2.41	BRL	380,000	$2,816	$2,278	$(538)
Call option to deliver U.S. dollars in exchange for Russian Rubles with Goldman Sachs International	September 2015	36.97	RUB	6,000,000	2,170	735	(1,435)
					$4,986	$3,013	$(1,973)

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	4/9/2014	4	$0	$1,992	$498	0.00%

(13)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

DOP — Dominican Peso

EUR — Euro Dollar

INR — Indian Rupee

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
12	Long	U.S. Treasury 2YR Notes	December 2014	$2,627,043	$2,626,125	$(918)
61	Long	U.S. Treasury 5YR Notes	December 2014	7,212,682	7,213,727	1,045
35	Short	U.S. Treasury 10YR Notes	December 2014	4,336,111	4,362,422	(26,311)
30	Short	U.S. Long Bonds	December 2014	4,172,813	4,137,188	35,625
26	Long	U.S. Ultra Bonds	December 2014	3,956,652	3,965,000	8,348
						$17,789

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	50,000	USD	64,673	9/18/15	$1,263	$—
	GBP	174,000	USD	284,761	10/31/14	2,752	—
	USD	60,466	RSD	6,000,000	9/18/15	—	(1,016)
						4,015	(1,016)
Deutsche Bank AG	EUR	153,000	USD	198,103	12/17/14	4,751	—
Goldman Sachs International	JPY	6,217,000	USD	56,819	12/17/14	94	—
JPMorgan Chase Bank	EUR	617,000	USD	789,609	10/31/14	10,162	—
	USD	58,338	JPY	6,217,000	12/17/14	—	(1,613)
						10,162	(1,613)
Net Unrealized Appreciation (Depreciation)						$19,022	$(2,629)

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

RSD — Serbian Dinar

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks
Television	$37,236	$—	$1,992	$39,228
Other Industries*	13,495,599	—	—	13,495,599
Preferred Securities	28,011	—	—	28,011
Preferred Securities/Capital Securities	—	1,906,070	—	1,906,070
Asset Backed Securities	—	15,664,961	159,990	15,824,951
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	16,632,255	—	16,632,255
Foreign Corporate Bonds & Notes	—	2,911,512	—	2,911,512
Municipal Bond & Notes	—	886,540	—	886,540
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	12,971,968	—	12,971,968
Government National Mtg. Assoc.	—	4,409,280	—	4,409,280
Other Government Agencies*	—	577,812	—	577,812
U.S. Government Treasuries:
United States Treasury Bonds	—	1,992,147	—	1,992,147
United States Treasury Notes	—	11,123,736	—	11,123,736
Foreign Government Obligations	—	1,394,539	—	1,394,539
Options-Purchased	—	3,013	—	3,013
Repurchase Agreements	—	8,586,000	—	8,586,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	45,018	—	—	45,018
Open Forward Foreign Currency
Contracts - Appreciation	—	19,022	—	19,022
Total	$13,605,864	$79,078,855	$161,982	$92,846,701
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$27,229	$—	$—	$27,229
Open Forward Foreign Currency
Contracts - Depreciation	—	2,629	—	2,629
Total	$27,229	$2,629	$—	$29,858

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Repurchase Agreements	7.0%
Medical-Drugs	5.1
Diversified Banking Institutions	4.1
Real Estate Investment Trusts	2.8
Banks-Commercial	2.7
Oil-Field Services	2.7
Electric-Integrated	2.6
Oil Companies-Integrated	2.2
Telephone-Integrated	2.0
Medical-Biomedical/Gene	1.9
Oil Companies-Exploration & Production	1.8
Chemicals-Diversified	1.8
Federal National Mtg. Assoc.	1.7
Diversified Financial Services	1.7
Computers	1.6
Retail-Building Products	1.5
Aerospace/Defense	1.5
Finance-Credit Card	1.4
Computers-Memory Devices	1.4
Electronic Components-Semiconductors	1.3
United States Treasury Notes	1.3
Medical-HMO	1.3
Food-Misc./Diversified	1.2
Retail-Drug Store	1.2
Enterprise Software/Service	1.2
Cable/Satellite TV	1.2
Diversified Manufacturing Operations	1.2
Medical-Wholesale Drug Distribution	1.2
Airlines	1.1
Banks-Fiduciary	1.1
Tobacco	1.1
Banks-Super Regional	1.0
Insurance-Property/Casualty	0.9
Consumer Products-Misc.	0.9
Internet Security	0.8
Machinery-General Industrial	0.8
Auto/Truck Parts & Equipment-Original	0.8
Auto-Cars/Light Trucks	0.8
Hotels/Motels	0.7
Multimedia	0.7
Machinery-Construction & Mining	0.7
Insurance-Life/Health	0.7
Insurance Brokers	0.6
U.S. Government Treasuries	0.6
Insurance-Multi-line	0.6
Electronics-Military	0.6
Computer Services	0.6
Beverages-Non-alcoholic	0.6
E-Commerce/Products	0.6
Coatings/Paint	0.6
Real Estate Management/Services	0.6
Containers-Metal/Glass	0.5
Internet Content-Entertainment	0.5
Medical Products	0.5
Distribution/Wholesale	0.5
Cellular Telecom	0.5
Telecom Services	0.5
E-Commerce/Services	0.5
Retail-Regional Department Stores	0.5
Retail-Apparel/Shoe	0.5
Semiconductor Components-Integrated Circuits	0.4%
Human Resources	0.4
Engines-Internal Combustion	0.4
Gas-Distribution	0.4
Internet Infrastructure Software	0.4
Cosmetics & Toiletries	0.4
Medical Instruments	0.4
Insurance-Reinsurance	0.4
Pipelines	0.4
Entertainment Software	0.4
Electric Products-Misc.	0.4
Industrial Automated/Robotic	0.4
Data Processing/Management	0.4
Building-Heavy Construction	0.4
Advertising Agencies	0.3
Web Portals/ISP	0.3
Electronic Components-Misc.	0.3
Motorcycle/Motor Scooter	0.3
Steel-Producers	0.3
Real Estate Operations & Development	0.3
Casino Hotels	0.3
United States Treasury Bonds	0.3
Electric-Generation	0.3
Broadcast Services/Program	0.3
Chemicals-Specialty	0.3
Brewery	0.2
Food-Retail	0.2
Apparel Manufacturers	0.2
Diversified Minerals	0.2
Finance-Consumer Loans	0.2
Building & Construction Products-Misc.	0.2
Television	0.2
Federal Home Loan Mtg. Corp.	0.2
Applications Software	0.2
Audio/Video Products	0.2
Consulting Services	0.2
Satellite Telecom	0.2
Commercial Services-Finance	0.2
Security Services	0.2
Containers-Paper/Plastic	0.2
Transport-Services	0.2
Engineering/R&D Services	0.2
Savings & Loans/Thrifts	0.2
Aerospace/Defense-Equipment	0.2
Retail-Restaurants	0.2
Exchange-Traded Funds	0.2
Paper & Related Products	0.2
Beverages-Wine/Spirits	0.2
Oil & Gas Drilling	0.2
Soap & Cleaning Preparation	0.2
Medical-Hospitals	0.1
Building-Residential/Commercial	0.1
Electric-Transmission	0.1
Commercial Services	0.1
Metal-Diversified	0.1
Retail-Automobile	0.1
Diversified Operations	0.1
Rubber-Tires	0.1
Semiconductor Equipment	0.1
Finance-Auto Loans	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Computers-Integrated Systems	0.1%
Retail-Computer Equipment	0.1
Schools	0.1
Printing-Commercial	0.1
Internet Application Software	0.1
Transport-Truck	0.1
Metal Processors & Fabrication	0.1
Investment Companies	0.1
Diversified Operations/Commercial Services	0.1
Machinery-Electrical	0.1
Resorts/Theme Parks	0.1
Agricultural Chemicals	0.1
Diagnostic Kits	0.1
Chemicals-Plastics	0.1
Independent Power Producers	0.1
Retail-Jewelry	0.1
Bicycle Manufacturing	0.1
Building & Construction-Misc.	0.1
Wireless Equipment	0.1
Instruments-Controls	0.1
Investment Management/Advisor Services	0.1
Transport-Equipment & Leasing	0.1
Transport-Marine	0.1
Motion Pictures & Services	0.1
Food-Catering	0.1
Office Automation & Equipment	0.1
Footwear & Related Apparel	0.1
Water	0.1
Lighting Products & Systems	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Theaters	0.1
Oil Field Machinery & Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Energy-Alternate Sources	0.1
Finance-Investment Banker/Broker	0.1
Steel-Specialty	0.1
Municipal Bonds	0.1
Computers-Periphery Equipment	0.1
Rental Auto/Equipment	0.1
Home Furnishings	0.1
Medical-Generic Drugs	0.1
Funeral Services & Related Items	0.1
Sovereign	0.1
Water Treatment Systems	0.1
Marine Services	0.1
Batteries/Battery Systems	0.1
Insurance-Mutual	0.1
Import/Export	0.1
Transport-Rail	0.1
Machine Tools & Related Products	0.1
Building-Maintenance & Services	0.1
Retail-Appliances	0.1
SupraNational Banks	0.1
Pharmacy Services	0.1
Radio	0.1
101.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 79.8%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	7,100	$488,906
WPP PLC	2,319	46,617
		535,523
Advertising Services — 0.0%
Vertis, Inc.†(1)(16)	99	0
Aerospace/Defense — 1.5%
Embraer SA ADR	1,290	50,594
Northrop Grumman Corp.	6,900	909,144
Raytheon Co.	13,100	1,331,222
		2,290,960
Aerospace/Defense-Equipment — 0.2%
Airbus Group NV	1,084	68,211
Alliant Techsystems, Inc.	484	61,778
Astronics Corp.†	582	27,750
AviChina Industry & Technology Co., Ltd., Class H	24,000	17,123
Orbital Sciences Corp.†	1,868	51,930
		226,792
Agricultural Chemicals — 0.1%
Monsanto Co.	210	23,627
Syngenta AG	263	83,828
		107,455
Agricultural Operations — 0.0%
Andersons, Inc.	762	47,915
Chaoda Modern Agriculture Holdings, Ltd.†(1)(16)	10,000	644
Limoneira Co.	578	13,693
S&W Seed Co.†	2,097	8,891
		71,143
Airlines — 1.1%
Alaska Air Group, Inc.	12,700	552,958
ANA Holdings, Inc.	49,000	113,972
Delta Air Lines, Inc.	1,600	57,840
Hawaiian Holdings, Inc.†	3,224	43,363
Japan Airlines Co., Ltd.	400	10,942
Republic Airways Holdings, Inc.†	2,494	27,708
SkyWest, Inc.	1,728	13,444
Southwest Airlines Co.	22,800	769,956
Spirit Airlines, Inc.†	843	58,285
		1,648,468
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,000	322,320
Makalot Industrial Co Ltd.	8,000	40,632
		362,952
Applications Software — 0.2%
inContact, Inc.†	1,560	13,564
Microsoft Corp.	4,872	225,866
PTC, Inc.†	936	34,538
Verint Systems, Inc.†	603	33,533
		307,501
Athletic Footwear — 0.0%
adidas AG	666	49,841
Security Description	Shares	Value (Note 2)
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,711	$48,986
Audio/Video Products — 0.2%
Panasonic Corp.	11,600	137,973
Skyworth Digital Holdings, Ltd.	50,000	25,950
Sony Corp.	1,900	34,492
TiVo, Inc.†	6,348	81,223
VOXX International Corp.†	1,462	13,597
		293,235
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	817	87,733
Daimler AG	414	31,756
Fuji Heavy Industries, Ltd.	5,600	185,143
General Motors Co.	6,800	217,192
Hyundai Motor Co.	480	86,653
Nissan Motor Co., Ltd.	2,200	21,443
Renault SA	1,040	75,333
Suzuki Motor Corp.	4,500	149,166
Toyota Motor Corp.	3,200	188,572
		1,042,991
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	3,754	50,003
Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	815	49,992
Denso Corp.	1,300	59,918
Faurecia	509	16,278
Hota Industrial Manufacturing Co., Ltd	26,776	49,117
Hyundai Mobis†	385	93,764
JTEKT Corp.	800	13,378
Miller Industries, Inc.	1,252	21,159
Tenneco, Inc.†	454	23,749
Tower International, Inc.†	2,002	50,430
Valeo SA	934	103,942
WABCO Holdings, Inc.†	6,400	582,080
		1,063,807
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,621	31,609
Remy International, Inc.	1,028	21,105
Standard Motor Products, Inc.	1,820	62,663
		115,377
Banks-Commercial — 2.3%
Access National Corp.	977	15,857
Alpha Bank AE†	66,173	51,318
Australia & New Zealand Banking Group, Ltd.	2,880	77,967
Banco Bilbao Vizcaya Argentaria SA	7,922	95,566
Banco Bradesco SA ADR	5,246	74,755
Banco Santander SA†	12,647	121,577
Bank of Ireland†	96,934	37,954
Bank of Queensland, Ltd.	1,951	19,883
Bank of Yokohama, Ltd.	16,000	87,998
Bank Rakyat Indonesia Persero Tbk PT	43,400	37,131
Bankia SA†	43,228	80,698
Cardinal Financial Corp.	2,007	34,259
China Construction Bank Corp., Class H	135,000	94,754

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Citizens & Northern Corp.	1,271	$24,149
City National Corp.	3,600	272,412
Commonwealth Bank of Australia	3,540	233,357
Compartamos SAB de CV	38,847	83,158
Credicorp, Ltd.	780	119,644
DBS Group Holdings, Ltd.	6,000	86,635
DNB ASA	573	10,729
Dubai Islamic Bank PJSC	66,282	149,782
East West Bancorp, Inc.	687	23,358
Erste Group Bank AG	201	4,604
Farmers Capital Bank Corp.†	890	20,052
Financial Institutions, Inc.	1,310	29,449
First Community Bancshares, Inc.	1,248	17,834
First NBC Bank Holding Co.	747	24,464
FirstMerit Corp.	1,546	27,210
FirstRand, Ltd.	9,663	36,844
Grupo Financiero Banorte SAB de CV, Class O	22,304	142,837
Hang Seng Bank, Ltd.	5,400	86,791
Hanmi Financial Corp.	2,603	52,476
Heartland Financial USA, Inc.	877	20,943
Industrial & Commercial Bank of China, Ltd., Class H	134,000	83,353
ING Groep NV CVA†	5,123	73,183
Itau Unibanco Holding SA ADR	8,643	119,965
Joyo Bank, Ltd.	14,000	68,931
MainSource Financial Group, Inc.	1,927	33,241
Metro Bank PLC(1)(14)	736	15,261
Mizuho Financial Group, Inc.	5,100	9,110
National Australia Bank, Ltd.	2,982	84,958
OFG Bancorp	1,197	17,931
PacWest Bancorp	1,024	42,219
Peoples Bancorp, Inc.	1,217	28,904
Philippine National Bank†	31,177	60,787
Popular, Inc.†	1,027	30,230
Republic Bancorp, Inc., Class A	793	18,786
Resona Holdings, Inc.	25,900	146,037
Skandinaviska Enskilda Banken AB, Class A	7,475	99,860
Sumitomo Mitsui Financial Group, Inc.	3,100	126,374
Swedbank AB, Class A	3,612	90,951
TSB Banking Group PLC†*	4,815	21,700
United Community Banks, Inc.	1,275	20,986
Westpac Banking Corp.	3,256	91,624
		3,580,836
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	17,000	658,410
State Street Corp.	12,400	912,764
		1,571,174
Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	16,500	1,412,070
Wells Fargo & Co.	2,456	127,393
		1,539,463
Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.1%
EnerSys	1,394	$81,744
Beverages-Non-alcoholic — 0.6%
Dr Pepper Snapple Group, Inc.	12,000	771,720
Suntory Beverage & Food, Ltd.	2,500	88,671
		860,391
Beverages-Wine/Spirits — 0.1%
Diageo PLC	2,543	73,588
Bicycle Manufacturing — 0.1%
Shimano, Inc.	1,300	158,122
Brewery — 0.2%
Anheuser-Busch InBev NV	1,744	194,107
Heineken Holding NV	1,301	86,056
SABMiller PLC†	1,244	69,133
		349,296
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	3,300	257,697
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.	405	20,930
China Singyes Solar Technologies Holdings, Ltd.	19,000	33,670
Cie de St-Gobain	169	7,734
Geberit AG	247	79,893
Trex Co., Inc.†	1,335	46,151
		188,378
Building & Construction-Misc. — 0.1%
Koninklijke Boskalis Westminster NV	1,503	84,629
Pembangunan Perumahan Persero Tbk PT	264,200	46,617
Taisei Corp.	2,000	11,288
		142,534
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	300	18,595
Building Products-Cement — 0.0%
Cemex SAB de CV ADR†	4,028	52,525
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	3,820	35,602
Building-Heavy Construction — 0.3%
China Railway Group, Ltd., Class H	119,000	63,141
Hyundai Engineering & Construction Co., Ltd.	1,251	71,486
Mota-Engil SGPS SA	16,112	104,071
Veidekke ASA†	1,649	16,619
Vinci SA	2,516	146,196
		401,513
Building-Maintenance & Services — 0.1%
Babcock International Group PLC	4,296	76,052
Building-Residential/Commercial — 0.0%
Bellway PLC	597	15,166
MRV Engenharia e Participacoes SA	10,024	33,621
Persimmon PLC	637	13,776
		62,563

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	27,800	$1,495,084
Liberty Global PLC, Class C†	254	10,418
Numericable Group SA	208	11,100
		1,516,602
Casino Hotels — 0.1%
Century Casinos, Inc.†	2,611	13,394
Grand Korea Leisure Co., Ltd.	923	36,693
Melco Crown Entertainment, Ltd. ADR	600	15,774
MGM China Holdings, Ltd.	28,000	80,233
SJM Holdings, Ltd.	26,000	49,557
		195,651
Casino Services — 0.0%
Paradise Entertainment, Ltd.	64,000	24,562
Cellular Telecom — 0.3%
China Mobile, Ltd.	11,500	132,775
MTN Group, Ltd.	4,672	98,684
NTT DOCOMO, Inc.	5,300	88,458
SK Telecom Co., Ltd.†	350	96,186
Vodafone Group PLC	23,048	76,372
		492,475
Chemicals-Diversified — 1.7%
Aceto Corp.	878	16,963
BASF SE†	1,301	119,347
Croda International PLC	361	12,015
Dow Chemical Co.	25,400	1,331,976
Innophos Holdings, Inc.	675	37,186
Innospec, Inc.	860	30,874
LyondellBasell Industries NV, Class A	8,000	869,280
PTT Global Chemical PCL	22,900	43,081
Sasol, Ltd.	1,011	54,960
Solvay SA	176	27,098
Symrise AG	404	21,518
		2,564,298
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG	169	70,321
Landec Corp.†	5,540	67,865
		138,186
Chemicals-Specialty — 0.2%
Cabot Corp.	593	30,107
Chemtura Corp.†	2,111	49,250
Kraton Performance Polymers, Inc.†	924	16,456
Minerals Technologies, Inc.	388	23,944
OM Group, Inc.	2,118	54,962
Tronox, Ltd., Class A	1,025	26,701
Zep, Inc.	1,869	26,203
		227,623
Circuit Boards — 0.0%
Silergy Corp.	1,198	9,452
Coal — 0.0%
Adaro Energy Tbk PT	49,000	4,725
Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.6%
Nippon Paint Co., Ltd.	3,000	$67,426
Sherwin-Williams Co.	3,600	788,364
		855,790
Commercial Services — 0.1%
Live Nation Entertainment, Inc.†	2,822	67,784
Performant Financial Corp.†	5,224	42,210
PHH Corp.†	1,034	23,120
Providence Service Corp.†	1,354	65,507
Wirecard AG	328	12,120
		210,741
Commercial Services-Finance — 0.2%
Experian PLC	5,214	83,132
Global Cash Access Holdings, Inc.†	6,901	46,582
Green Dot Corp., Class A†	1,060	22,408
MasterCard, Inc., Class A	1,100	81,312
		233,434
Communications Software — 0.0%
SolarWinds, Inc.†	1,344	56,515
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	981	37,003
Computer Services — 0.6%
CACI International, Inc., Class A†	759	54,094
Computer Sciences Corp.	11,200	684,880
Engility Holdings, Inc.	854	26,619
LivePerson, Inc.†	1,004	12,641
Manhattan Associates, Inc.†	2,098	70,115
Unisys Corp.†	1,235	28,911
		877,260
Computer Software — 0.0%
AVG Technologies NV	1,032	17,110
Cornerstone OnDemand, Inc.†	704	24,225
SS&C Technologies Holdings, Inc.†	625	27,431
		68,766
Computers — 1.6%
Apple, Inc.	24,222	2,440,367
Computers-Integrated Systems — 0.1%
Fujitsu, Ltd.	12,000	73,855
MTS Systems Corp.	278	18,976
NetScout Systems, Inc.†	729	33,388
NTT Data Corp.	1,100	39,617
VeriFone Systems, Inc.†	912	31,355
		197,191
Computers-Memory Devices — 1.4%
NetApp, Inc.	19,700	846,312
Nimble Storage, Inc.†	733	19,036
Quantum Corp.†	15,035	17,441
SanDisk Corp.	2,200	215,490
Western Digital Corp.	10,100	982,932
		2,081,211
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	630	26,775
Synaptics, Inc.†	1,053	77,080
		103,855

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.2%
Bureau Veritas SA	2,494	$55,110
Corporate Executive Board Co.	309	18,562
Leidos Holdings, Inc.	5,900	202,547
MAXIMUS, Inc.	415	16,654
		292,873
Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	12,800	1,376,896
Containers-Metal/Glass — 0.5%
Ball Corp.	2,800	177,156
Crown Holdings, Inc.†	14,300	636,636
		813,792
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.	6,809	67,545
Packaging Corp. of America	2,000	127,640
		195,185
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	3,800	247,836
Coty, Inc., Class A	2,956	48,922
Kao Corp.	2,700	105,280
L'Oreal SA	489	77,636
Unilever NV CVA	1,991	79,289
		558,963
Data Processing/Management — 0.3%
Acxiom Corp.†	1,431	23,683
Amber Road, Inc.†	436	7,560
CommVault Systems, Inc.†	249	12,550
CSG Systems International, Inc.	455	11,957
Dun & Bradstreet Corp.	2,900	340,663
		396,413
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	411	21,240
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	2,401	21,537
Diagnostic Kits — 0.1%
Alere, Inc.†	2,207	85,587
OraSure Technologies, Inc.†	8,650	62,453
Trinity Biotech PLC ADR	951	17,375
		165,415
Distribution/Wholesale — 0.5%
Core-Mark Holding Co., Inc.	1,058	56,116
Fourlis Holdings SA†	6,041	32,199
Genuine Parts Co.	6,200	543,802
MWI Veterinary Supply, Inc.†	254	37,694
WESCO International, Inc.†	627	49,069
Wolseley PLC	396	20,813
		739,693
Diversified Banking Institutions — 3.8%
Barclays PLC	17,563	64,760
BNP Paribas SA	1,346	89,287
Credit Agricole SA	8,648	130,474
Credit Suisse Group AG	1,808	50,129
Deutsche Bank AG	2,222	77,950
Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc.	9,300	$1,707,201
HSBC Holdings PLC	24,750	251,213
JPMorgan Chase & Co.	35,789	2,155,929
Lloyds Banking Group PLC†	164,017	204,394
Mitsubishi UFJ Financial Group, Inc.	17,300	97,830
Morgan Stanley	21,100	729,427
Natixis	5,424	37,323
Societe Generale SA	318	16,235
UBS AG	6,781	118,332
UniCredit SpA	14,976	118,411
		5,848,895
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.	129,624	87,142
Diversified Manufacturing Operations — 1.1%
AZZ, Inc.	715	29,866
Chase Corp.	1,042	32,427
Danaher Corp.	11,200	850,976
Ingersoll-Rand PLC	4,800	270,528
Leggett & Platt, Inc.	5,500	192,060
LSB Industries, Inc.†	2,027	72,384
Siemens AG	1,918	228,614
Standex International Corp.	501	37,144
		1,713,999
Diversified Minerals — 0.2%
BHP Billiton PLC	2,928	81,407
BHP Billiton, Ltd.	4,354	129,117
Sumitomo Metal Mining Co., Ltd.	5,000	70,390
US Silica Holdings, Inc.	732	45,757
		326,671
Diversified Operations — 0.1%
Harbinger Group, Inc.†	5,101	66,925
Siam Cement PCL NVDR	3,600	49,961
Wendel SA	662	75,052
		191,938
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC	3,066	80,024
Chemed Corp.	913	93,948
		173,972
Drug Delivery Systems — 0.0%
Nektar Therapeutics†	1,706	20,591
E-Commerce/Products — 0.6%
Alibaba Group Holding. Ltd. ADR†	1,652	146,780
Blue Nile, Inc.†	651	18,586
Chegg, Inc.†	2,836	17,697
eBay, Inc.†	11,700	662,571
Shutterfly, Inc.†	226	11,015
		856,649
E-Commerce/Services — 0.5%
Ctrip.com International, Ltd. ADR†	650	36,894
Expedia, Inc.	3,250	284,765
Groupon, Inc.†	1,892	12,639
Priceline Group, Inc.†	300	347,574
Rightmove PLC	319	11,129
		693,001

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,618	$24,254
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,250	364,022
Brother Industries, Ltd.	5,300	98,051
Hitachi, Ltd.	1,000	7,636
		469,709
Electric-Generation — 0.1%
China Power New Energy Development Co., Ltd.†	840,000	53,008
China Resources Power Holdings Co., Ltd.	32,000	86,338
China WindPower Group, Ltd.†	890,000	71,064
		210,410
Electric-Integrated — 2.1%
CMS Energy Corp.	12,000	355,920
Edison International	10,100	564,792
Enel SpA†	19,424	103,090
Entergy Corp.	16,600	1,283,678
Korea Electric Power Corp.	1,129	51,568
Origin Energy, Ltd.	2,019	26,463
PG&E Corp.	2,800	126,112
PPL Corp.	19,300	633,812
Tenaga Nasional Bhd	12,500	47,173
		3,192,608
Electric-Transmission — 0.1%
Red Electrica Corp. SA	1,887	163,404
Electronic Components-Misc. — 0.3%
Casetek Holdings Ltd.	10,000	61,145
Gentex Corp.	5,600	149,912
Hoya Corp.	4,200	141,079
InvenSense, Inc.	802	15,823
Pegatron Corp.	24,000	44,182
Sparton Corp.†	1,035	25,513
Stoneridge, Inc.†	2,789	31,432
Toshiba Corp.	9,000	41,703
		510,789
Electronic Components-Semiconductors — 1.3%
Broadcom Corp., Class A	24,000	970,080
Cavium, Inc.†	309	15,367
CEVA, Inc.†	883	11,867
Fairchild Semiconductor International, Inc.†	1,119	17,378
Freescale Semiconductor, Ltd.†	1,407	27,479
GT Advanced Technologies, Inc.†	2,211	23,945
Inotera Memories, Inc.†	42,000	62,407
Integrated Silicon Solution, Inc.	3,736	51,333
Mellanox Technologies, Ltd.†	439	19,698
Microsemi Corp.†	705	17,914
Rovi Corp.†	1,589	31,375
Samsung Electronics Co., Ltd.	267	299,576
Semtech Corp.†	737	20,009
Silicon Image, Inc.†	4,626	23,315
SK Hynix, Inc.†	3,515	155,723
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Xilinx, Inc.	6,700	$283,745
		2,031,211
Electronic Design Automation — 0.0%
Mentor Graphics Corp.	3,354	68,740
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	408	24,015
Electronic Security Devices — 0.0%
Tyco International, Ltd.	500	22,285
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	7,000	832,440
Safran SA	876	56,848
		889,288
Energy-Alternate Sources — 0.1%
Beijing Jingneng Clean Energy Co Ltd	28,000	12,008
FutureFuel Corp.	3,252	38,666
Sao Martinho SA	3,690	59,245
		109,919
Engineering/R&D Services — 0.2%
ABB, Ltd.	4,449	100,099
Gaztransport Et Technigaz SA	264	15,619
JGC Corp.	3,000	81,896
Singapore Technologies Engineering, Ltd.	26,000	74,391
		272,005
Engines-Internal Combustion — 0.4%
Cummins, Inc.	4,800	633,504
Enterprise Software/Service — 1.2%
Oracle Corp.	43,550	1,667,094
Proofpoint, Inc.†	474	17,604
SAP SE	592	42,695
Tyler Technologies, Inc.†	497	43,935
Ultimate Software Group, Inc.†	350	49,529
		1,820,857
Entertainment Software — 0.4%
Activision Blizzard, Inc.	24,900	517,671
Electronic Arts, Inc.†	1,400	49,854
		567,525
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	420	20,748
Female Health Care Products — 0.0%
Asaleo Care, Ltd.†	6,855	11,464
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	260	10,117
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	249	31,391
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,320	58,489
Nelnet, Inc., Class A	1,419	61,145
Portfolio Recovery Associates, Inc.†	1,271	66,384
Regional Management Corp.	1,764	31,664

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Consumer Loans (continued)
Santander Consumer USA Holdings, Inc.	5,300	$94,393
		312,075
Finance-Credit Card — 1.4%
Discover Financial Services	14,900	959,411
Visa, Inc., Class A	5,900	1,258,883
		2,218,294
Finance-Leasing Companies — 0.0%
MicroFinancial, Inc.	1,436	11,574
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	683	17,355
Federal Agricultural Mtg. Corp., Class C	887	28,508
		45,863
Finance-Other Services — 0.0%
WageWorks, Inc.†	823	37,471
Food-Catering — 0.1%
Compass Group PLC	7,918	127,913
Food-Confectionery — 0.0%
Ulker Biskuvi Sanayi AS	6,442	42,729
Food-Meat Products — 0.0%
WH Group, Ltd.†*	16,455	13,520
Food-Misc./Diversified — 1.2%
Associated British Foods PLC	2,826	122,735
Boulder Brands, Inc.†	562	7,660
Calbee, Inc.	3,900	127,659
Daesang Corp.	1,242	60,732
Kerry Group PLC, Class A	677	47,731
Mondelez International, Inc., Class A	28,600	979,979
Nestle SA	4,676	344,076
Pinnacle Foods, Inc.	1,167	38,102
Unilever PLC	1,533	64,243
		1,792,917
Food-Retail — 0.2%
Carrefour SA	2,667	82,395
Cia Brasileira de Distribuicao ADR	1,470	64,107
Distribuidora Internacional de Alimentacion SA	7,444	53,442
Koninklijke Ahold NV	6,307	102,125
Seven & I Holdings Co., Ltd.	200	7,757
WM Morrison Supermarkets PLC	935	2,551
Woolworths, Ltd.	1,533	45,957
		358,334
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,044	20,306
United Natural Foods, Inc.†	314	19,298
		39,604
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,088	105,732
Steven Madden, Ltd.†	545	17,565
		123,297
Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.4%
Centrica PLC	20,582	$102,702
China Resources Gas Group, Ltd.	10,000	27,045
Tokyo Gas Co., Ltd.	27,000	151,771
UGI Corp.	10,950	373,286
		654,804
Home Furnishings — 0.1%
Select Comfort Corp.†	1,452	30,376
Steinhoff International Holdings, Ltd.	14,391	68,978
		99,354
Hotels/Motels — 0.7%
Dalata Hotel Group, Ltd.†	2,858	10,901
Hilton Worldwide Holdings, Inc.†	26,200	645,306
Home Inns & Hotels Management, Inc. ADR†	1,471	42,644
Marcus Corp.	2,227	35,187
Wyndham Worldwide Corp.	3,700	300,662
		1,034,700
Human Resources — 0.4%
Barrett Business Services, Inc.	487	19,232
Kforce, Inc.	2,067	40,451
Korn/Ferry International†	1,111	27,664
Manpowergroup, Inc.	5,900	413,590
On Assignment, Inc.†	1,659	44,544
Randstad Holding NV	553	25,746
TrueBlue, Inc.†	2,840	71,738
		642,965
Import/Export — 0.1%
ITOCHU Corp.	600	7,331
Marubeni Corp.	4,000	27,383
Mitsubishi Corp.	2,200	45,053
		79,767
Industrial Automated/Robotic — 0.4%
FANUC Corp.	800	144,500
Hollysys Automation Technologies, Ltd.†	3,335	75,004
Rockwell Automation, Inc.	3,000	329,640
		549,144
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	600	153,678
Instruments-Scientific — 0.0%
FEI Co.	350	26,397
Insurance Brokers — 0.6%
Aon PLC	11,100	973,137
Insurance-Life/Health — 0.6%
AIA Group, Ltd.	36,200	187,181
American Equity Investment Life Holding Co.	2,393	54,752
Cathay Financial Holding Co., Ltd.	47,557	77,465
Challenger, Ltd.	10,155	63,305
China Life Insurance Co., Ltd.	21,000	58,282
China Pacific Insurance Group Co., Ltd. Class H	12,000	42,190
CNO Financial Group, Inc.	2,486	42,163

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health (continued)
Legal & General Group PLC	24,310	$90,210
Liberty Holdings, Ltd.†	4,574	49,953
Prudential PLC	6,929	154,565
St James's Place PLC	1,861	22,024
Symetra Financial Corp.	2,144	50,019
		892,109
Insurance-Multi-line — 0.4%
ACE, Ltd.	193	20,240
Ageas	2,545	84,492
Allianz SE	911	147,685
Assicurazioni Generali SpA	5,593	117,690
AXA SA	4,046	99,702
CNP Assurances	5,120	96,420
Genworth Financial, Inc., Class A†	7,470	97,857
		664,086
Insurance-Property/Casualty — 0.9%
Admiral Group PLC	619	12,875
Alleghany Corp.†	900	376,335
AmTrust Financial Services, Inc.	1,264	50,332
Chubb Corp.	8,100	737,748
Insurance Australia Group, Ltd.†	20,959	112,306
Intact Financial Corp.	150	9,712
Meritz Fire & Marine Insurance Co., Ltd.	2,872	35,653
ProAssurance Corp.	787	34,683
United Insurance Holdings Corp.	2,060	30,900
		1,400,544
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	800	110,512
Maiden Holdings, Ltd.	2,151	23,833
Muenchener Rueckversicherungs AG	329	65,054
PartnerRe, Ltd.	3,200	351,648
SCOR SE	340	10,622
		561,669
Internet Application Software — 0.1%
Intralinks Holdings, Inc.†	2,961	23,984
Tencent Holdings, Ltd.	10,400	154,429
Zynga, Inc., Class A†	3,385	9,140
		187,553
Internet Connectivity Services — 0.0%
Com Hem Holding AB†	2,692	19,604
Internet Content-Entertainment — 0.5%
Facebook, Inc., Class A†	10,400	822,016
Internet Content-Information/News — 0.0%
XO Group, Inc.†	1,075	12,051
Yelp, Inc.†	287	19,588
		31,639
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	967	17,793
Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	5,200	617,448
Security Description	Shares	Value (Note 2)
Internet Security — 0.8%
Qihoo 360 Technology Co., Ltd. ADR†	160	$10,795
Symantec Corp.	26,300	618,313
VeriSign, Inc.†	11,700	644,904
		1,274,012
Investment Companies — 0.1%
Exor SpA	1,345	52,221
Hercules Technology Growth Capital, Inc.	2,064	29,845
Investor AB, Class B	2,484	87,849
		169,915
Investment Management/Advisor Services — 0.1%
Altisource Portfolio Solutions SA†	379	38,203
Noah Holdings, Ltd.†	2,953	39,629
WisdomTree Investments, Inc.†	3,506	39,899
		117,731
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,515	29,602
Leisure Products — 0.0%
Brunswick Corp.	1,210	50,989
Lighting Products & Systems — 0.1%
Lextar Electronics Corp	70,000	70,185
OSRAM Licht AG	1,264	47,089
		117,274
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	638	35,332
Machine Tools & Related Products — 0.1%
THK Co., Ltd.†	3,100	77,164
Machinery-Construction & Mining — 0.7%
Atlas Copco AB, Class A	4,664	133,793
Caterpillar, Inc.	6,200	613,986
Hyster-Yale Materials Handling, Inc.	397	28,433
Joy Global, Inc.	4,200	229,068
		1,005,280
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	768	26,680
Mitsubishi Electric Corp.	11,000	146,483
		173,163
Machinery-General Industrial — 0.8%
Alstom SA†	445	15,221
Altra Industrial Motion Corp.	1,850	53,946
DXP Enterprises, Inc.†	334	24,609
IDEX Corp.	3,400	246,058
Kadant, Inc.	1,024	39,987
Middleby Corp.†	597	52,614
Rheinmetall AG	184	8,854
Roper Industries, Inc.	5,000	731,450
		1,172,739
Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	1,100	12,928
Marine Services — 0.1%
Ezion Holdings, Ltd.	59,680	84,676

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	209	$12,015
Medical Instruments — 0.4%
AtriCure, Inc.†	1,073	15,795
CHC Healthcare Group	10,000	22,551
CONMED Corp.	1,685	62,076
DexCom, Inc.†	479	19,155
Intuitive Surgical, Inc.†	1,000	461,820
Spectranetics Corp.†	832	22,106
		603,503
Medical Products — 0.5%
Accuray, Inc.†	2,368	17,192
Coloplast A/S, Class B	1,890	158,421
Globus Medical, Inc., Class A†	1,037	20,398
Greatbatch, Inc.†	1,369	58,333
Henry Schein, Inc.†	3,400	395,998
Hill-Rom Holdings, Inc.	1,209	50,089
West Pharmaceutical Services, Inc.	1,194	53,443
		753,874
Medical Sterilization Products — 0.0%
STERIS Corp.	543	29,300
Medical-Biomedical/Gene — 1.9%
Aegerion Pharmaceuticals, Inc.†	1,025	34,214
AMAG Pharmaceuticals, Inc.†	3,013	96,145
ARIAD Pharmaceuticals, Inc.†	5,211	28,139
Cambrex Corp.†	3,145	58,749
Celgene Corp.†	11,200	1,061,536
Charles River Laboratories International, Inc.†	2,400	143,376
China Biologic Products, Inc.†	896	48,348
Cubist Pharmaceuticals, Inc.†	1,078	71,515
Gilead Sciences, Inc.†	4,900	521,605
Inovio Pharmaceuticals, Inc.†	625	6,156
Isis Pharmaceuticals, Inc.†	712	27,647
Medicines Co.†	975	21,762
Merrimack Pharmaceuticals, Inc.	2,564	22,512
Myriad Genetics, Inc.†	2,700	104,139
NPS Pharmaceuticals, Inc.†	844	21,944
Puma Biotechnology, Inc.†	101	24,096
Repligen Corp.†	1,174	23,374
Retrophin, Inc.†	1,013	9,137
Sunesis Pharmaceuticals, Inc.†	834	5,955
United Therapeutics Corp.†	4,100	527,465
		2,857,814
Medical-Drugs — 5.1%
AbbVie, Inc.	16,400	947,264
ACADIA Pharmaceuticals, Inc.†	877	21,715
Actelion, Ltd.†	1,496	175,972
Alkermes PLC†	742	31,810
Array BioPharma, Inc.†	2,426	8,661
Astellas Pharma, Inc.	4,700	69,980
AstraZeneca PLC	3,082	221,915
Auxilium Pharmaceuticals, Inc.†	854	25,492
Bayer AG	1,596	223,555
BioSpecifics Technologies Corp.†	468	16,520
Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Cardiome Pharma Corp.†	4,245	$37,908
China Pioneer Pharma Holding, Inc.	85,000	67,323
Chugai Pharmaceutical Co., Ltd.	4,800	138,956
Conatus Pharmaceuticals, Inc.†	354	2,167
Eli Lilly & Co.	7,684	498,307
Enanta Pharmaceuticals, Inc.†	338	13,375
GlaxoSmithKline PLC	7,194	164,792
Grifols SA ADR	884	31,055
Hisamitsu Pharmaceutical Co., Inc.	1,200	43,109
Insys Therapeutics, Inc.†	1,461	56,658
Jazz Pharmaceuticals PLC†	1,438	230,885
Johnson & Johnson	19,887	2,119,755
Mallinckrodt PLC†	340	30,651
Merck & Co., Inc.	876	51,929
Novartis AG	1,933	182,529
Novo Nordisk A/S, Class B	2,629	125,795
Pfizer, Inc.	50,723	1,499,879
Prestige Brands Holdings, Inc.†	1,295	41,919
Receptos, Inc.†	322	19,999
Roche Holding AG	803	238,116
Sanofi	2,347	265,490
Shire PLC	1,270	109,943
Sucampo Pharmaceuticals, Inc., Class A†	1,690	10,985
Takeda Pharmaceutical Co., Ltd.	600	26,084
TESARO, Inc.†	476	12,814
Trevena, Inc.†	1,377	8,840
UCB SA	211	19,156
Valeant Pharmaceuticals International, Inc.†	100	13,120
		7,804,423
Medical-Generic Drugs — 0.1%
Actavis PLC†	151	36,433
Impax Laboratories, Inc.†	1,567	37,154
		73,587
Medical-HMO — 1.2%
Aetna, Inc.	9,600	777,600
Centene Corp.†	244	20,181
Health Net, Inc.†	2,974	137,131
Triple-S Management Corp., Class B†	673	13,393
WellPoint, Inc.	7,600	909,112
		1,857,417
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	1,210	66,296
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,594	30,924
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,142	23,034
Amsurg Corp.†	843	42,192
		65,226
Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	8,700	651,804
McKesson Corp.	5,700	1,109,619
Suzuken Co., Ltd.	900	25,931
		1,787,354

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B	667	$34,441
LB Foster Co., Class A	675	31,010
NN, Inc.	2,582	68,991
NSK, Ltd.	1,000	14,233
Sung Kwang Bend Co., Ltd.	1,954	33,793
		182,468
Metal-Copper — 0.0%
Antofagasta PLC	4,473	52,283
Metal-Diversified — 0.1%
Glencore PLC	15,094	83,980
MMC Norilsk Nickel OJSC ADR	2,681	50,000
Rio Tinto PLC	1,487	73,079
		207,059
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	1,595	4,860
Motion Pictures & Services — 0.1%
CJ CGV Co., Ltd.†	1,096	55,566
Lions Gate Entertainment Corp.	2,201	72,567
		128,133
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	7,800	453,960
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	870	39,176
Multimedia — 0.6%
Demand Media, Inc.†	355	3,142
Naspers, Ltd., Class N	750	82,759
Quebecor, Inc., Class B	800	20,101
Viacom, Inc., Class B	9,900	761,706
		867,708
Networking Products — 0.0%
Anixter International, Inc.	553	46,916
Extreme Networks, Inc.†	4,401	21,081
		67,997
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	3,372	55,739
Non-Hazardous Waste Disposal — 0.1%
China Water Affairs Group, Ltd.	200,000	88,862
Office Automation & Equipment — 0.1%
Canon, Inc.	2,700	87,899
Pitney Bowes, Inc.	1,583	39,559
		127,458
Oil Companies-Exploration & Production — 1.3%
BG Group PLC	5,238	96,804
Cabot Oil & Gas Corp.	7,500	245,175
Callon Petroleum Co.†	7,463	65,749
Encana Corp.	1,716	36,436
EOG Resources, Inc.	8,500	841,670
EP Energy Corp.†	2,708	47,336
Genel Energy PLC†	4,768	65,084
Gulfport Energy Corp.†	392	20,933
Kodiak Oil & Gas Corp.†	2,471	33,531
Lone Pine Resources Canada, Ltd.†(1)(16)	1,247	1,235
Security Description			Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Lone Pine Resources, Inc., Class A†(1)(16)			1,247	$62
Rosetta Resources, Inc.†			380	16,933
Stone Energy Corp.†			1,191	37,350
Unit Corp.†			596	34,955
VAALCO Energy, Inc.†			3,233	27,481
W&T Offshore, Inc.			1,057	11,627
Woodside Petroleum, Ltd.			2,131	75,751
WPX Energy, Inc.			13,700	329,622
				1,987,734
Oil Companies-Integrated — 1.9%
BP	PL	C	27,495	202,119
Eni SpA			4,494	107,109
Exxon Mobil Corp.			17,693	1,664,026
Lukoil OAO ADR			1,369	69,819
Petroleo Brasileiro SA ADR			2,831	40,172
Royal Dutch Shell PLC, Class A (Euronext)			1,652	63,275
Royal Dutch Shell PLC, Class A (BATs)			4,886	186,815
Royal Dutch Shell PLC, Class B			4,067	160,677
Statoil ASA			5,386	146,874
Suncor Energy, Inc.			673	24,355
Total SA			2,927	190,208
				2,855,449
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†			1,100	98,340
Oil Refining & Marketing — 0.0%
Delek US Holdings, Inc.			2,098	69,486
Oil-Field Services — 2.6%
AMEC PLC			5,250	93,962
Baker Hughes, Inc.			7,500	487,950
Halliburton Co.			11,945	770,572
Key Energy Services, Inc.†			4,702	22,758
Oceaneering International, Inc.			2,300	149,891
Oil States International, Inc.†			1,400	86,660
Schlumberger, Ltd.			17,300	1,759,237
SPT Energy Group, Inc.			24,000	8,376
Superior Energy Services, Inc.			19,400	637,678
				4,017,084
Optical Supplies — 0.0%
Luxottica Group SpA			434	22,595
STAAR Surgical Co.†			2,957	31,433
				54,028
Paper & Related Products — 0.1%
Domtar Corp.			490	17,214
KapStone Paper and Packaging Corp.†			2,099	58,709
UPM-Kymmene Oyj			5,045	72,068
				147,991
Patient Monitoring Equipment — 0.0%
Insulet Corp.†			760	28,006
Photo Equipment & Supplies — 0.0%
Konica Minolta, Inc.			3,100	33,466
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.			278	10,258

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Pipelines — 0.1%
Kinder Morgan, Inc.	2,500	$95,850
Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	883	16,592
Generac Holdings, Inc.†	687	27,851
		44,443
Printing-Commercial — 0.1%
Deluxe Corp.	1,838	101,384
Ennis, Inc.	1,535	20,216
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,337	67,861
		189,461
Private Equity — 0.0%
Eurazeo SA	267	19,216
KKR & Co. LP	800	17,840
		37,056
Racetracks — 0.0%
Penn National Gaming, Inc.†	3,576	40,087
Real Estate Investment Trusts — 2.5%
AG Mtg. Investment Trust, Inc.	603	10,733
Agree Realty Corp.	1,038	28,420
ARMOUR Residential REIT, Inc.	3,219	12,393
Ashford Hospitality Prime, Inc.	759	11,560
Ashford Hospitality Trust, Inc.	3,786	38,693
AvalonBay Communities, Inc.	5,200	733,044
CBL & Associates Properties, Inc.	1,343	24,040
CYS Investments, Inc.	1,900	15,656
Dexus Property Group	76,438	74,287
Education Realty Trust, Inc.	5,325	54,741
EPR Properties	561	28,431
Essex Property Trust, Inc.	3,900	697,125
Federal Realty Investment Trust	1,600	189,536
First Industrial Realty Trust, Inc.	1,218	20,596
Geo Group, Inc.	428	16,358
GPT Group	23,657	80,159
Hammerson PLC	6,045	56,300
Hibernia REIT PLC†	23,592	34,268
Invesco Mtg. Capital, Inc.	987	15,516
Investors Real Estate Trust	2,743	21,121
iStar Financial, Inc.†	2,273	30,686
Kilroy Realty Corp.	1,600	95,104
Lexington Realty Trust	5,188	50,791
LTC Properties, Inc.	1,474	54,376
MFA Financial, Inc.	3,234	25,161
National Health Investors, Inc.	781	44,626
Omega Healthcare Investors, Inc.	670	22,907
One Liberty Properties, Inc.	1,331	26,926
PS Business Parks, Inc.	750	57,105
Public Storage	4,300	713,112
Ramco-Gershenson Properties Trust	1,523	24,749
Rayonier, Inc.	2,500	77,850
Scentre Group†	7,556	21,699
Select Income REIT	978	23,521
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Shopping Centres Australasia Property Group	5,966	$8,776
Sovran Self Storage, Inc.	243	18,069
Starwood Property Trust, Inc.	756	16,602
Starwood Waypoint Residential Trust	152	3,954
Summit Hotel Properties, Inc.	3,385	36,490
Two Harbors Investment Corp.	32,900	318,143
Universal Health Realty Income Trust	350	14,588
Westfield Corp.†	6,065	39,561
		3,887,773
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	17,400	517,476
Chailease Holding Co., Ltd.	32,500	78,954
HFF, Inc., Class A	2,442	70,696
Mitsubishi Estate Co., Ltd.	1,000	22,508
Regus PLC	12,722	34,999
		724,633
Real Estate Operations & Development — 0.3%
Bekasi Fajar Industrial Estate Tbk PT	898,100	43,118
CSI Properties, Ltd.	290,000	12,138
Emaar Properties pjsc	16,694	52,496
Hongkong Land Holdings, Ltd.	1,000	6,800
Sun Hung Kai Properties, Ltd.	1,000	14,179
Surya Semesta Internusa Tbk PT	1,225,700	74,437
Tokyo Tatemono Co., Ltd.	13,000	105,138
Wheelock & Co., Ltd.	21,000	100,472
		408,778
Research & Development — 0.0%
WuXi PharmaTech Cayman, Inc. ADR†	2,042	71,511
Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	640	40,583
SeaWorld Entertainment, Inc.	2,527	48,594
Six Flags Entertainment Corp.	677	23,282
Vail Resorts, Inc.	224	19,434
		131,893
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,333	54,826
Ascena Retail Group, Inc.†	1,166	15,508
Brown Shoe Co., Inc.	711	19,289
Gap, Inc.	7,300	304,337
Genesco, Inc.†	291	21,752
Kate Spade & Co.†	626	16,420
Next PLC	1,661	177,855
Zalando SE†*	68	1,847
		611,834
Retail-Appliances — 0.1%
Conn's, Inc.†	2,506	75,857
Retail-Automobile — 0.1%
China ZhengTong Auto Service Holdings, Ltd.	127,000	74,418
Kolao Holdings	3,471	55,260
Sonic Automotive, Inc., Class A	1,692	41,471
		171,149

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Bookstores — 0.0%
WH Smith PLC	818	$14,362
Retail-Building Products — 1.5%
Home Depot, Inc.	16,800	1,541,232
Kingfisher PLC	1,672	8,780
Lowe's Cos., Inc.	15,800	836,136
		2,386,148
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	4,900	201,880
Retail-Discount — 0.0%
Big Lots, Inc.	1,217	52,392
HSN, Inc.	293	17,981
		70,373
Retail-Drug Store — 1.1%
CVS Health Corp.	21,500	1,711,185
Retail-Hypermarkets — 0.0%
Lenta, Ltd. GDR†*(2)	1,429	15,247
Puregold Price Club, Inc.	8,700	6,727
		21,974
Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	1,024	84,037
Swatch Group AG	125	59,456
		143,493
Retail-Major Department Stores — 0.0%
PT Mitra Adiperkasa Tbk	35,500	16,024
Retail-Misc./Diversified — 0.0%
Folli Follie SA	1,083	40,284
Retail-Regional Department Stores — 0.4%
Far Eastern Department Stores Co., Ltd.	48,000	46,312
Macy's, Inc.	8,500	494,530
		540,842
Retail-Restaurants — 0.1%
Bloomin' Brands, Inc.	1,314	24,099
Krispy Kreme Doughnuts, Inc.†	1,475	25,311
Papa John's International, Inc.	1,024	40,950
Popeyes Louisiana Kitchen, Inc.†	816	33,048
		123,408
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†	1,886	18,911
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,799	69,693
Rubber-Tires — 0.1%
Continental AG	791	150,510
Cooper Tire & Rubber Co.	2,262	64,920
		215,430
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,518	74,018
Iridium Communications, Inc.†	2,734	24,196
Loral Space & Communications, Inc.†	513	36,838
		135,052
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts — 0.2%
BofI Holding, Inc.†	640	$46,534
First Niagara Financial Group, Inc.	15,500	129,115
Flushing Financial Corp.	1,269	23,184
Heritage Financial Group, Inc.	1,077	21,745
Meta Financial Group, Inc.	703	24,788
Pacific Premier Bancorp, Inc.†	1,200	16,860
		262,226
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	912	38,359
Estacio Participacoes SA†	7,402	76,931
Grand Canyon Education, Inc.†	325	13,250
ITT Educational Services, Inc.†	792	3,398
Kroton Educacional SA	7,340	46,119
New Oriental Education & Technology Group ADR†	1,000	23,200
		201,257
Schools-Day Care — 0.0%
Affinity Education Group, Ltd.†	5,224	5,969
G8 Education, Ltd.	5,187	23,252
		29,221
Security Services — 0.2%
ADT Corp.	7,200	255,312
Ascent Capital Group, Inc., Class A†	148	8,910
		264,222
Semiconductor Components-Integrated Circuits — 0.4%
Advanced Semiconductor Engineering, Inc.	78,000	90,771
Cirrus Logic, Inc.†	891	18,577
Marvell Technology Group, Ltd.	28,000	377,440
Power Integrations, Inc.	468	25,230
Powertech Technology, Inc.	28,000	50,625
Taiwan Semiconductor Manufacturing Co., Ltd.†	31,039	122,444
		685,087
Semiconductor Equipment — 0.1%
ASML Holding NV (Euronext Amsterdam)	1,131	112,595
Entegris, Inc.†	3,024	34,776
Photronics, Inc.†	2,873	23,128
Ultra Clean Holdings, Inc.†	4,567	40,874
		211,373
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	897	77,798
Steel-Producers — 0.2%
ArcelorMittal	5,672	78,088
Reliance Steel & Aluminum Co.	1,700	116,280
ThyssenKrupp AG†	4,843	127,080
Voestalpine AG	530	20,953
Yamato Kogyo Co., Ltd.	300	10,011
		352,412
Steel-Specialty — 0.1%
Hitachi Metals, Ltd.	6,000	108,101

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.	3,000	$15,838
SupraNational Banks — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,376	72,896
Telecom Services — 0.4%
Allot Communications, Ltd.†	924	10,552
Amdocs, Ltd.	7,500	344,100
Inteliquent, Inc.	1,519	18,912
NeuStar, Inc., Class A†	1,129	28,033
Spark New Zealand, Ltd.	4,759	11,034
Spok Holdings, Inc.	1,479	19,242
Tele2 AB, Class B	2,947	35,592
Telenor ASA	3,518	77,207
Vivendi SA	370	8,935
Ziggo NV	651	30,497
		584,104
Telecommunication Equipment — 0.0%
Alcatel-Lucent†	9,039	28,051
ARRIS Group, Inc.†	560	15,879
Plantronics, Inc.	245	11,706
ShoreTel, Inc.†	1,703	11,325
		66,961
Telephone-Integrated — 1.7%
BT Group PLC	19,856	122,192
Deutsche Telekom AG	6,348	96,214
Frontier Communications Corp.	6,638	43,214
IDT Corp., Class B	1,035	16,622
Nippon Telegraph & Telephone Corp.	100	6,219
Orange SA	5,697	85,664
SoftBank Corp.	2,000	140,214
Telecom Italia SpA RSP	30,697	27,276
Telefonica SA	5,403	83,631
Telstra Corp., Ltd.	23,430	108,725
Verizon Communications, Inc.	36,282	1,813,737
		2,543,708
Television — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA†	1,838	27,974
ITV PLC	36,020	121,343
Mediaset SpA†	3,055	11,730
Sinclair Broadcast Group, Inc., Class A	680	17,741
TVN SA†	6,605	31,244
		210,032
Theaters — 0.1%
Carmike Cinemas, Inc.†	368	11,401
National CineMedia, Inc.	4,353	63,162
		74,563
Therapeutics — 0.0%
Threshold Pharmaceuticals, Inc.†	2,790	10,072
Tobacco — 1.0%
British American Tobacco PLC	1,825	103,019
Japan Tobacco, Inc.	2,200	71,551
Security Description	Shares	Value (Note 2)
Tobacco (continued)
Philip Morris International, Inc.	16,080	$1,341,072
		1,515,642
Transactional Software — 0.0%
Bottomline Technologies de, Inc.†	381	10,512
InnerWorkings, Inc.†	4,522	36,583
		47,095
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.	1,878	137,808
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	4,789	43,915
Diana Shipping, Inc.†	2,071	18,515
StealthGas, Inc.†	7,745	70,557
		132,987
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.	41,000	77,134
Deutsche Post AG	4,202	134,753
Matson, Inc.	444	11,113
Universal Truckload Services, Inc.	150	3,638
XPO Logistics, Inc.†	1,222	46,033
		272,671
Transport-Truck — 0.1%
Quality Distribution, Inc.†	6,176	78,929
Swift Transportation Co.†	4,167	87,424
		166,353
Travel Services — 0.0%
Thomas Cook Group PLC†	15,103	29,136
TUI Travel PLC	5,953	37,551
		66,687
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	719	15,034
USANA Health Sciences, Inc.†	259	19,078
		34,112
Water — 0.1%
United Utilities Group PLC	6,941	90,919
Veolia Environnement SA	1,545	27,281
		118,200
Water Treatment Systems — 0.1%
Coway Co., Ltd.†	251	20,052
Sound Global, Ltd.†	65,000	65,043
		85,095
Web Hosting/Design — 0.0%
NIC, Inc.	1,845	31,771
Web Portals/ISP — 0.3%
AOL, Inc.†	585	26,296
Baidu, Inc. ADR†	270	58,922
Google, Inc., Class A†	421	247,720
Google, Inc., Class C†	25	14,434
MeetMe, Inc.†	6,775	13,347
NAVER Corp.	53	40,532
United Internet AG	1,760	74,903
Yandex NV, Class A†	2,064	57,369
		533,523

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares/ Principal Amount(10)	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	596	$12,862
CalAmp Corp.†	1,863	32,826
RF Micro Devices, Inc.†	6,539	75,460
Ruckus Wireless, Inc.	1,564	20,895
Ubiquiti Networks, Inc.	320	12,009
		154,052
Total Common Stocks (cost $104,868,780)		123,237,254
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	17,667
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Series P Escrow Security 7.25%†(16)	26	0
Real Estate Investment Trusts — 0.0%
EPR Properties 5.75%	995	21,920
Total Convertible Preferred Securities (cost $57,652)		39,587
PREFERRED SECURITIES — 0.3%
Banks-Commercial — 0.0%
HSBC USA, Inc. FRS Series F 3.50%	1,960	42,944
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	11,209
Diversified Banking Institutions — 0.1%
Citigroup, Inc. FRS Series K 6.88%	6,874	181,061
GMAC Capital Trust I FRS Series 2 8.13%	580	15,434
		196,495
Electronic Measurement Instruments — 0.0%
Sartorius AG	132	14,922
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G 7.00%*(16)	33	33,031
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	3,862	57,505
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	474	47,332
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	20,864
Total Preferred Securities (cost $429,576)		424,302
Security Description	Principal Amount(10)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.23% due 06/01/2077	$105,000	$89,512
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(3)	15,000	15,281
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(3)	9,000	8,483
Diversified Banking Institutions — 0.1%
Citigroup, Inc. FRS 5.90% due 02/15/2023(3)	38,000	36,955
JP Morgan Chase Capital XXIII FRS 1.23% due 05/15/2077	138,000	111,780
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(3)	30,000	32,400
		181,135
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	97,200
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS 6.97% due 06/01/2067	40,000	41,933
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	51,750
		93,683
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	37,254
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	55,000	48,400
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	58,625
MetLife, Inc. 6.40% due 12/15/2066	45,000	50,175
		157,200
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,600
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS 6.35% due 05/15/2067	60,000	61,950
Total Preferred Securities/Capital Securities (cost $692,211)		752,298
ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.03% due 11/10/2042*(4)(5)	2,307,984	25

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.47% due 11/10/2041*(4)(5)(16)	$177,424	$760
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class A4 5.16% due 11/10/2042(4)	37,009	36,994
Banc of America Commercial Mtg. Trust VRS Series 2005-5, Class B 5.21% due 10/10/2045(4)	100,000	103,019
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(4)	18,000	18,159
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.37% due 12/11/2049*(4)(5)(16)	1,044,201	7,898
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.51% due 12/10/2046*(4)(5)(16)	2,349,140	23,846
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.21% due 05/10/2047(4)(5)	467,860	36,064
Countrywide Alternative Loan Trust Series 2005-28CB, Class 2A7 5.75% due 08/25/2035(6)	38,995	35,992
Countrywide Alternative Loan Trust Series 2006-11CB, Class 1A2 6.00% due 05/25/2036(6)	36,368	31,004
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.77% due 05/15/2038*(4)(5)(16)	32,325	1
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(4)	28,000	29,036
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.62% due 02/15/2040*(4)(5)(16)	587,491	4,634
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.77% due 09/15/2039*(4)(5)(16)	380,580	3,634
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(4)	333	330
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.14% due 07/10/2045*(4)(5)	5,995,833	5,468
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.60% due 05/10/2043*(4)(5)	1,329,882	2,938
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.37% due 07/15/2029(4)(5)	$134,359	$4,466
GMAC Commercial Mtg. Securities, Inc. VRS Series 2004-C2, Class A4 5.30% due 08/10/2038(4)	282	282
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.74% due 02/10/2046(4)(5)	975,361	97,094
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(4)	22,000	21,685
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(4)	66,000	66,760
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.35% due 09/12/2037*(4)(5)(16)	1,284,801	2,564
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.19% due 01/15/2046*(4)(16)	45,000	41,421
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.19% due 01/15/2046(4)	62,000	61,035
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.30% due 12/15/2047(4)	51,000	50,889
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(4)	6,083	6,124
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-LDP1, Class B 5.23% due 03/15/2046(4)	158,000	159,393
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.38% due 05/15/2045(4)	21,000	22,737
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(4)	75,000	79,323
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A2 5.77% due 06/15/2049(4)	713	719
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 5.85% due 07/12/2037*(4)(16)	140,000	145,778

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.93% due 02/15/2051(4)	$5,136	$5,149
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C12, Class D Series C12, Class D 4.22% due 07/15/2045(4)	15,000	13,854
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.37% due 11/15/2040*(4)(5)	3,449,999	5,686
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.47% due 04/15/2040*(4)(5)(16)	2,550,160	2,930
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(4)	10,642	10,665
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(4)	50,000	51,455
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.32% due 04/15/2041(4)	69,000	76,434
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.57% due 06/12/2043*(4)(5)(16)	1,421,637	3,040
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.46% due 07/15/2045*(2)(4)(5)(16)	161,451	16,161
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.53% due 05/15/2044*(2)(4)(5)(16)	115,061	6,317
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(4)	33,000	35,331
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.57% due 02/12/2039(4)	58,000	60,345
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA 1.45% due 08/15/2047(4)(5)	122,923	9,938
Morgan Stanley Bank of America Merrill Lynch Trust VRS MSBAM 2013-C11 D 4.56% due 08/15/2046*(4)(16)	57,000	52,779
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.56% due 08/15/2046(4)	64,000	64,697
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	135,639
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(4)	13,045	13,072
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2007-HQ12, Class A2FX 5.59% due 04/12/2049(4)	$30,339	$30,749
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(4)	27,650	27,997
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.48% due 04/15/2042*(4)(5)(16)	3,628,446	3,378
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR9, Class A1B 0.53% due 07/25/2045(6)	42,431	39,306
WaMu Mtg. Pass-Through Certs. FRS Series 2004-AR12, Class A2B 0.65% due 10/25/2044(6)	69,977	64,485
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.44% due 07/15/2046*(4)(16)	59,000	54,408
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.64% due 03/15/2045*(4)(5)(16)	265,394	20,123
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.64% due 03/15/2048*(4)(5)(16)	615,418	51,588
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.95% due 12/15/2045*(4)(5)(16)	299,669	30,284
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class XA 2.17% due 11/15/2044*(4)(5)(16)	750,978	69,774
WF-RBS Commercial Mtg. Trust Series 2013-C12, Class AS 3.56% due 03/15/2048(4)	20,000	20,066
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(4)	73,000	74,182
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 5.00% due 06/15/2045(4)	29,000	30,844
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.65% due 02/15/2044*(4)(16)	67,000	70,801
Total Asset Backed Securities (cost $2,804,863)		2,251,549
CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	11,000	13,874
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Notes 8.00% due 12/31/2018*(16)	14,000	16,441
Total Convertible Bonds & Notes (cost $24,122)		30,315

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 5.9%
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	$17,000	$17,042
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	10,000	10,050
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	5,000	5,013
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,420
		46,525
Advertising Services — 0.0%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*	9,000	6,638
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. Sr. Notes 6.50% due 07/15/2024*	3,000	2,989
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,202
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,232
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,084
		17,507
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,375
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	9,818	10,407
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/2021	3,066	3,587
United Airlines, Inc. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	9,842	10,630
		24,624
Security Description	Principal Amount(10)	Value (Note 2)
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$25,000	$26,063
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	95,510
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	7,843
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	17,550
		120,903
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	20,000	20,500
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	15,000	15,075
		35,575
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	31,000	34,720
Dana Holding Corp. Senior Notes 5.38% due 09/15/2021	6,000	6,105
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	14,000	14,455
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	13,000	13,780
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	14,000	14,770
TRW Automotive, Inc. Company Guar. Notes 4.45% due 12/01/2023*	15,000	15,150
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,037
		102,017
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(8)(9)	5,000	1,250
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,895
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,043

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	$6,000	$5,955
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,420
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,455
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,786
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,812
		102,366
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	17,000	16,830
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	11,000	11,770
		28,600
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	2,929
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,540
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	22,995
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	58,590
		91,054
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	16,000	24,262
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	31,000	31,232
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	32,000	31,840
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	28,000	28,630
Security Description	Principal Amount(10)	Value (Note 2)
Broadcast Services/Program (continued)
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 7.63% due 03/15/2020	$20,000	$20,750
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	10,000	10,250
		122,702
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	7,000	7,333
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	10,000	10,400
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	20,000	20,900
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	10,000	10,150
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	18,105
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	21,500
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	25,000	26,312
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	13,000	15,878
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	15,000	15,750
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,060
		149,388
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	5,000	4,675
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,643
		15,318
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	17,680

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	$2,000	$2,130
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	25,937
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	6,939
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(13)	14,000	13,545
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	20,000	20,925
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	21,000	23,520
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	10,000	11,250
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	14,000	14,263
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,850
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	6,000	5,775
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	17,000	18,190
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	4,000	4,280
Weyerhaeuser Real Estate Co. Senior Notes 5.88% due 06/15/2024*	15,000	14,925
		167,529
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	15,172
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,600
Security Description	Principal Amount(10)	Value (Note 2)
Cable/Satellite TV (continued)
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	$42,000	$46,672
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	5,760
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	6,000	5,873
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	17,000	17,722
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,700
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	17,000	17,659
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	11,000	11,633
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,009
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024*	11,000	10,560
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	14,000	14,913
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	17,000	18,275
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	28,000	31,640
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	15,750
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	10,000	12,847
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	3,000	4,080
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	25,000	27,000
		289,865

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 9.00% due 02/15/2020	$14,000	$10,710
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	15,000
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	20,000	21,100
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,300
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	16,914
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	82,663
Sugarhouse HSP Gaming LP Senior Sec. Notes 6.38% due 06/01/2021*	3,000	2,865
		170,552
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	14,770
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	14,000	14,980
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	4,813
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	4,175
		38,738
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	45,000	49,601
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	11,000	11,454
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	28,000	29,680
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	6,000	6,255
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	25,000	27,937
Security Description	Principal Amount(10)	Value (Note 2)
Cellular Telecom (continued)
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	$42,000	$48,510
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	15,750
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	4,994
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,015
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,170
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	9,975
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,233
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	25,000	25,562
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,150
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,083
		265,369
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	10,000	9,800
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	25,560
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	24,069
		59,429
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	15,000	16,519
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	6,000	6,030
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	14,000	14,262

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics (continued)
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	$3,000	$2,858
		23,150
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,900
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	13,790
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	6,000	6,330
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	17,000	18,360
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	14,000	14,858
WR Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	5,000	5,081
WR Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	10,000	10,250
		73,569
Coal — 0.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	11,625
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022*	6,000	5,910
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	25,000	26,125
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	9,000	9,540
		53,200
Commercial Services — 0.0%
Ceridian LLC/Comdata Inc Company Guar. Notes 8.13% due 11/15/2017*	5,000	5,006
PHH Corp. Senior Notes 7.38% due 09/01/2019	14,000	14,840
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	5,000	5,225
		25,071
Security Description	Principal Amount(10)	Value (Note 2)
Commercial Services-Finance — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	$15,000	$14,550
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(12)	20,000	20,300
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	17,000	17,765
		52,615
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	11,000	11,000
Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	17,000	15,763
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,400
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	10,000	9,400
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	11,000	11,193
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	10,000	10,425
		31,018
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	19,000	17,955
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	5,775
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	20,000	22,150
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	11,000	10,780
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	17,000	18,126
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	28,156
		84,987

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	$31,000	$27,513
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021(13)	20,000	19,600
		47,113
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,753
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	62,000	65,720
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021(13)	2,000	2,278
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	11,000	12,732
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	8,000	9,580
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(12)	2,000	2,100
		107,163
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,491
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	15,000	14,737
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	27,000	28,423
		43,160
Distribution/Wholesale — 0.0%
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	20,750
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	6,915
		27,665
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	10,744
Security Description	Principal Amount(10)	Value (Note 2)
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	$11,000	$8,305
DFC Finance Corp. Senior Notes 10.50% due 06/15/2020*	10,000	9,700
		18,005
Diversified Manufacturing Operations — 0.1%
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	10,000	9,700
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	25,000	28,000
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	19,512
		57,212
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,890
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,700
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,360
AES Corp. Senior Notes 8.00% due 10/15/2017	77,000	86,432
		123,492
Electric-Integrated — 0.3%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,015
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,198
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	3,000	3,179
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	30,920
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	9,833
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	28,366
DPL, Inc. Senior Notes 6.50% due 10/15/2016	5,000	5,300

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	$25,000	$25,346
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*† (8)(9)	10,000	11,812
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	35,437
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	8,709	9,229
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	30,939
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,465
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,004
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	24,014
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,821
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	19,473
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	21,362
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,703
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(8)(9)	11,000	9,213
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	31,526
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	4,964
		368,119
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,852
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,456
		38,308
Security Description	Principal Amount(10)	Value (Note 2)
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	$5,000	$5,813
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*	14,000	13,755
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	11,000	11,165
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	6,000	6,660
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022*	15,000	15,525
		47,105
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	33,188
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	6,000	6,345
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	17,000	18,232
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	16,135
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	16,310
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	14,000	14,280
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021*	11,000	11,193
General Motors Financial Co., Inc. Company Guar. Notes 2.75% due 05/15/2016	12,000	12,090
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	28,000	28,140
GMAC LLC Sub. Notes 8.00% due 12/31/2018	14,000	15,890
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	11,000	13,722
		145,992

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Company Guar. Notes 6.63% due 05/15/2019*	$10,000	$9,650
SLM Corp. Senior Notes 8.45% due 06/15/2018	11,000	12,375
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	6,965
		28,990
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	33,935
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	46,535
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	28,000	29,400
		109,870
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management Corp. Company Guar. Notes 7.88% due 12/15/2021*	11,000	10,835
Finance-Other Services — 0.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	31,853
		45,853
Food-Dairy Products — 0.0%
Whitewave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	15,150
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,250
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	6,000	6,390
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	3,000	3,008
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	3,000	3,037
		17,685
Security Description	Principal Amount(10)	Value (Note 2)
Food-Misc./Diversified — 0.0%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	$15,000	$20,004
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	25,000	24,844
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	9,000	11,146
		55,994
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,140
Service Corp. International Senior Notes 5.38% due 05/15/2024*	14,000	14,035
Service Corp. International Senior Notes 6.75% due 04/01/2016	59,000	62,097
		90,272
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	11,000	11,138
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	17,000	17,722
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	14,000	14,875
		43,735
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,180
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018(13)	42,000	45,675
Hotels/Motels — 0.0%
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	3,000	2,933
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	28,000	29,155
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,730
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	2,000	2,048
		43,866

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	$31,000	$35,185
Independent Power Producers — 0.1%
Calpine Corp Senior Notes 5.75% due 01/15/2025	30,000	29,137
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,105
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,172
Dynegy Holdings LLC Escrow Notes 7.75% due 06/01/2019†(2)(16)	50,000	63
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	6,240
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	26,000
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	91,375
		159,092
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	17,000	17,404
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	19,972
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	45,258
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,150
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	21,254
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,325
		115,959
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	36,026
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	32,670
Security Description	Principal Amount(10)	Value (Note 2)
Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	$15,000	$20,456
		89,152
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	69,515
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	20,226
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	24,738
Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	5,000	5,025
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	5,000	5,200
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,938
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	10,000	10,700
		31,838
Machinery-Construction & Mining — 0.0%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	16,000	16,440
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	26,000
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	3,000	3,142
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(12)	10,000	10,450
		56,032
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	10,300
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*(16)	10,000	10,163
		20,463

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Information Systems — 0.0%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	$6,000	$6,150
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,639
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	24,642
		33,281
Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	5,000	4,900
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	14,000	14,665
		19,565
Medical-Drugs — 0.0%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	5,925
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	9,550
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	7,000	7,578
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.88% due 12/01/2018*	11,000	11,357
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.00% due 10/01/2020*	3,000	3,135
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	14,000	14,385
		51,930
Medical-Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	20,000	20,850
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	17,483
Centene Corp. Senior Notes 4.75% due 05/15/2022	10,000	10,025
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	31,000	33,402
Security Description	Principal Amount(10)	Value (Note 2)
Medical-HMO (continued)
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	$11,000	$11,193
		72,103
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	9,750
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,600
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	3,000	3,083
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	3,000	2,993
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*	3,000	3,120
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	6,000	6,406
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	5,865
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	59,000	64,457
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,375
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	14,000	14,665
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	14,000	13,405
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	5,850
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	14,000	14,805
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	26,562
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	14,000	15,085
		210,021

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 6.00% due 10/15/2021	$17,000	$17,553
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	17,000	17,807
		35,360
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	5,000	5,006
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	5,000	5,295
		10,301
Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	25,759
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,245
News America Holdings, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	14,289
News America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,667
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,491
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	19,000	25,284
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	8,863
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	61,929
		187,527
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	6,843
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,072
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,878
		22,950
Security Description	Principal Amount(10)	Value (Note 2)
Oil & Gas Drilling — 0.1%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	$45,000	$57,758
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	11,000	10,698
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,945
Athlon Holdings LP/Athlon Finance Corp Company Guar. Notes 7.38% due 04/15/2021	17,000	18,487
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 6.00% due 05/01/2022*	6,000	6,435
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020*	25,000	25,375
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	15,000	15,412
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	14,000	14,980
Chesapeake Energy Corp. Company Guar. Notes 4.88% due 04/15/2022	11,000	11,055
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	3,195
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	20,000	20,550
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,180
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,560
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	20,000	21,250
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	14,000	13,860
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	3,120
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,210

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	$6,000	$6,255
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	10,575
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	28,000	30,520
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	5,730
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	10,000	10,275
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	30,000	31,275
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	5,000	5,213
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	33,490
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	4,813
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	20,773
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019(13)	20,000	19,525
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	10,000	9,750
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(9)	30,000	23,700
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	26,812
Oasis Petroleum, Inc. Guar. Notes 6.88% due 03/15/2022	20,000	21,100
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	10,525
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	2,000	2,045
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	$11,000	$11,578
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	11,000	10,725
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	11,000	10,808
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(13)	39,000	35,392
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022*	5,000	4,913
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	6,345
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,120
SM Energy Co. Senior Notes 6.63% due 02/15/2019	6,000	6,225
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	17,042
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	31,000	32,782
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	25,000	26,000
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	6,186
		656,804
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	14,000	14,385
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	26,305
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	11,000	11,495
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 10/01/2022*	11,000	10,698
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	11,000	10,807

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	$3,000	$2,918
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,660
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	24,062
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	36,000	39,870
Weatherford, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	6,017
		117,527
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,849
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,754
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,364
		71,967
Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	20,000	21,250
Physicians Practice Management — 0.0%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	5,000	4,925
Pipelines — 0.3%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	23,000	23,604
Chesapeake Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	18,000	18,990
Chesapeake Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	6,000	6,390
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	22,039
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,557
Security Description	Principal Amount(10)	Value (Note 2)
Pipelines (continued)
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017	$59,000	$65,047
El Paso Corp. Senior Sec. Notes 7.75% due 01/15/2032	24,000	29,460
El Paso Natural Gas Co. LLC Senior Notes 8.38% due 06/15/2032	30,000	39,658
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,444
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,238
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,083
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,080
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	20,539
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	19,715
Kinder Morgan Energy Partners LP Senior Notes 4.25% due 09/01/2024	6,000	5,934
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	4,000	3,933
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	3,000	3,128
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	14,000	13,545
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	4,925
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,138
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	14,560
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	5,000	4,950

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	$15,000	$14,925
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	12,038
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	7,227
		417,147
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	9,675
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	11,000	11,110
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,015
		26,800
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	4,775
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	11,165
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,335
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	18,450
		46,950
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	14,000	14,350
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	16,425
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	3,000	3,127
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	14,000	14,175
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	6,000	6,090
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	6,000	6,465
		60,632
Security Description	Principal Amount(10)	Value (Note 2)
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	$25,000	$28,460
ARC Properties Operating Partnership LP/Clark Acquisition LLC Company Guar. Notes 4.60% due 02/06/2024*	25,000	25,450
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	25,000	26,842
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	7,840
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	14,000	13,545
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	6,000	5,835
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	24,781
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	43,491
Duke Realty LP Senior Notes 3.88% due 02/15/2021	10,000	10,302
Duke Realty LP Senior Notes 6.75% due 03/15/2020	5,000	5,901
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	15,770
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	9,878
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,199
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,417
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	14,000	14,350
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	6,000	6,405
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	11,000	11,385
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,687

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	$10,000	$10,700
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	15,000	15,263
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	15,938
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,332
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,551
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,326
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,510
		395,158
Real Estate Management/Services — 0.1%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	10,889
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	4,969
CBRE Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	6,000	6,308
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,179
		58,345
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	14,000	14,455
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(16)	50,000	2
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	13,895
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	6,000	6,600
Security Description	Principal Amount(10)	Value (Note 2)
Rental Auto/Equipment (continued)
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	$55,000	$55,100
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	7,000	7,087
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	3,000	3,038
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	3,000	3,083
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	11,962
		100,765
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(12)	15,000	15,150
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	21,450
		36,600
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	10,835
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	3,000	2,910
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	24,250
		37,995
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	16,680
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	37,000	40,700
		57,380
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,204
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,530

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile (continued)
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	$18,000	$20,540
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,210
		53,280
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	25,000	24,479
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	8,933
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	71,967	91,552
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	6,000	6,420
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	17,000	18,530
		116,502
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(12)	10,000	9,300
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	20,000	19,000
		28,300
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Bonds 4.90% due 10/01/2044*(16)	15,000	14,978
Retail-Mail Order — 0.0%
QVC, Inc. Senior Notes 4.85% due 04/01/2024	15,000	15,364
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,400
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	10,000	10,525
		20,925
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	14,000	14,735
Security Description	Principal Amount(10)	Value (Note 2)
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	$6,000	$5,370
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	21,026
Macy's Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	80,000	79,142
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,217
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,316
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	14,000	17,691
Neiman-Marcus Group LLC Senior Notes 7.13% due 06/01/2028	30,000	29,850
		165,612
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*	10,000	9,350
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,090
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	35,000	37,013
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,842
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	28,299
		99,594
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	23,500
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	25,000	26,563
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	13,000	14,170
		40,733
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	27,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	$22,000	$22,174
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	16,880
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	5,000	5,025
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	3,000	3,168
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	3,000	3,169
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	6,000	6,300
		56,716
Telecom Services — 0.1%
Level 3 Escrow II, Inc. Company Guar. Notes 5.38% due 08/15/2022*	10,000	9,850
Qwest Corp. Senior Notes 6.75% due 12/01/2021	44,000	50,441
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,053
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	58,191
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	5,000	4,612
		126,147
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	30,070
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	6,000	5,250
		35,320
Telephone-Integrated — 0.3%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	39,800
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	3,000	3,095
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	15,015
Security Description	Principal Amount(10)	Value (Note 2)
Telephone-Integrated (continued)
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	$3,000	$3,113
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	20,000	22,200
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	7,000	7,210
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	14,000	14,752
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	3,000	3,195
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	14,000	15,155
New Jersey Bell Telephone, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	31,041
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	80,220
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,595
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	55,000	66,625
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	6,000	5,790
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	14,910
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	31,000	34,410
		367,126
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	17,382
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	5,910
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	5,000	4,813
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	6,000	6,105
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,135

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	$25,000	$26,437
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	33,877
		100,659
Theaters — 0.0%
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,082
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	11,000	12,114
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,858
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,350
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	3,000	3,007
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	5,910
		40,321
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	19,157
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	21,000	21,429
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	7,000	9,113
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	8,000	10,305
		60,004
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,563
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	20,000	20,875
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	16,871
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	17,795
Security Description	Principal Amount(10)	Value (Note 2)
Transport-Rail (continued)
Kansas City Southern Railway Co. Company Guar. Bonds 4.30% due 05/15/2043(13)	$3,000	$2,904
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	24,040
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	14,000	14,070
		75,680
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	20,000	21,000
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	11,000	11,770
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016(13)	25,000	26,938
Travelport LLC/Travelport Holdings, Inc. Company Guar. Notes 13.88% due 03/01/2016*(12)	15,987	15,987
		54,695
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	4,788
Total U.S. Corporate Bonds & Notes (cost $8,728,896)		9,167,954
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	108,786
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,162
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	55,500
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	105,886
		281,334
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	20,000	21,400
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	7,000	7,245

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	$17,000	$17,637
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,030
		23,667
Cellular Telecom — 0.0%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*†(8)(9)	10,000	6,675
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	21,375
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	10,000	10,483
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	45,600
		56,083
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	11,000	11,014
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	16,353
		27,367
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	19,000	19,641
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	8,000	8,713
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,347
		33,701
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	17,000	17,850
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	10,000	10,050
		27,900
Security Description	Principal Amount(10)		Value (Note 2)
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		$61,000	$83,741
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*		35,000	46,528
Electric-Integrated — 0.1%
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	12,269
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*		70,000	78,577
			90,846
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019		6,000	6,315
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	22,501
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		6,000	5,955
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*		10,000	10,125
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	15,975
			32,055
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*		3,000	3,000
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021		35,000	39,151
Medical-Drugs — 0.0%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(12)		3,000	2,993
JLL/Delta Dutch Newco BV Senior Notes 7.50% due 02/01/2022*		20,000	20,197
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*		11,000	11,605
			34,795

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	$5,000	$5,325
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020*	15,000	15,975
		21,300
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000	10,918
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	25,315
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	10,000	8,813
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	23,187
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*	5,000	4,225
Paragon Offshore PLC Company Guar. Notes 7.25% due 08/15/2024*	25,000	21,125
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*	14,000	14,700
		97,365
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	6,000	5,850
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	5,760
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	7,625
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	3,000	3,015
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	28,000	30,030
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	28,000	27,720
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(16)	10,000	1
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	15,131
Security Description	Principal Amount(10)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	$20,000	$20,500
		115,632
Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	20,470
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000	50,541
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(16)	15,000	15,405
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,602
		120,018
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	15,120
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	10,381
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/2039	10,000	15,422
		25,803
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,700
Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	6,000	5,771
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	20,000	19,950
Retail-Restaurants — 0.0%
New Red Finance, Inc. Notes 6.00% due 04/01/2022*(16)	30,000	29,812
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	6,000	6,060
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	18,148

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(10)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Satellite Telecom (continued)
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	$56,000	$57,050
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	28,000	29,190
SES SA Company Guar. Notes 5.30% due 04/04/2043*(16)	5,000	5,294
		115,742
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	17,000	16,915
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039(13)	6,000	6,180
ArcelorMittal Senior Notes 10.35% due 06/01/2019(13)	28,000	34,160
		40,340
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,898
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	38,978
		45,876
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	24,750
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020	2,000	1,916
Total Foreign Corporate Bonds & Notes (cost $1,505,267)		1,578,607
LOANS(17)(18)(19) — 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS 6.95% due 03/01/2017	66,093	60,097
Caesars Entertainment Operating Co., Inc. FRS 9.75% due 03/01/2017	5,000	4,730
		64,827
Electric-Integrated — 0.0%
TXU Energy 1.50% due 05/05/2016†(8)(9)(14)(16)	71,325	52,781
Total Loans (cost $133,174)		117,608
Security Description	Principal Amount(10)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds & Notes — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	$25,000	$34,463
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	16,902
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	42,800
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,090
Total Municipal Bonds & Notes (cost $80,200)		104,255
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Mtg. Corp. — 0.2%
4.00% due 06/01/2043	177,962	188,554
5.50% due 04/01/2020	14,156	15,005
5.50% due 06/01/2035	8,763	9,850
7.50% due 10/01/2029	8,668	10,109
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 16.55% due 06/15/2034(6)(15)	28,926	37,921
Series 3065, Class DC 19.40% due 03/15/2035(6)(15)	41,316	57,494
Series 3072, Class SM 23.23% due 11/15/2035(6)(15)	27,404	38,396
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series T-56, Class 2IO zero coupon due 05/25/2043(2)(5)(6)	113,745	5
Series T-56, Class AIO 0.52% due 05/25/2043 VRS(5)(6)	193,150	4,944
		362,278
Federal National Mtg. Assoc. — 1.7%
3.50% due October 30 TBA	1,000,000	1,022,109
4.00% due 05/01/2019	126,653	134,199
4.00% due 09/01/2020	13,757	14,570
4.00% due October 30 TBA	1,000,000	1,053,813
4.50% due 04/01/2018	2,992	3,157
4.50% due 03/01/2020	7,455	7,901
4.50% due 04/01/2020	14,587	15,487
4.50% due 09/01/2020	8,360	8,848
4.50% due 11/01/2020	5,705	6,061
5.00% due 03/01/2021	3,959	4,193
5.50% due 03/01/2018	4,286	4,537
6.00% due 06/01/2036	3,283	3,725
6.50% due 01/01/2036	427	483
6.50% due 06/01/2036	55,800	63,826
6.50% due 07/01/2036	9,897	11,204
6.50% due 09/01/2036	34,370	38,932
6.50% due 11/01/2036	33,766	38,221

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares/ Principal Amount(10)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
7.00% due 06/01/2033	$7,649	$8,658
7.00% due 04/01/2035	11,868	13,660
7.50% due 04/01/2024	11,475	12,864
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/2041 VRS(5)(6)	157,836	2,906
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.79% due 08/25/2035(6)(15)	17,500	23,151
Series 2005-122, Class SE 22.56% due 11/25/2035(6)(15)	21,408	29,830
Series 2006-8, Class HP 24.00% due 03/25/2036(6)(15)	30,398	43,883
		2,566,218
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	33,602	38,001
6.50% due 09/20/2037	8,204	9,258
		47,259
Total U.S. Government Agencies (cost $2,952,104)		2,975,755
U.S. GOVERNMENT TREASURIES — 1.6%
United States Treasury Bonds — 0.3%
United States Treasury Bonds 2.75% due 08/15/2042	70,000	64,137
3.75% due 11/15/2043	320,000	353,700
		417,837
United States Treasury Notes — 1.3%
United States Treasury Notes 1.00% due 08/31/2016	170,000	171,381
1.13% due 12/31/2019	640,000	616,200
1.63% due 08/15/2022	40,000	37,981
1.75% due 05/31/2016	500,000	510,821
2.00% due 02/15/2023	70,000	67,927
2.75% due 11/15/2023	480,000	492,000
3.50% due 02/15/2018	150,000	160,887
		2,057,197
Total U.S. Government Treasuries (cost $2,447,173)		2,475,034
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Taiwan Index Fund	2,410	36,800
iShares Russell 2000 Growth ETF	994	128,912
Market Vectors Vietnam ETF	3,682	80,636
Total Exchange-Traded Funds (cost $243,781)		246,348
EQUITY CERTIFICATES — 0.4%
Banks-Commercial — 0.1%
Merrill Lynch — National Bank of Kuwait SAK	13,444	45,693
UBS AG — HCL Technologies, Ltd.(16)	3,058	84,646
UBS AG — Apollo Tyres, Ltd.(16)	20,109	66,139
		196,478
Security Description	Shares	Value (Note 2)
Finance-Mortgage Loan/Banker — 0.0%
UBS AG — Housing Development Finance Corp.(16)	2,756	$46,946
Pharmacy Services — 0.1%
UBS AG — Glenmark Pharmaceuticals, Ltd.(16)	5,477	63,816
Electric-Transmission — 0.0%
UBS AG — Power Grid Corp. of India, Ltd.(16)	17,460	38,120
Petrochemicals — 0.0%
Merrill Lynch-Saudi Industrial Investment Group	3,642	38,711
Oil Companies-Integrated — 0.1%
UBS AG — ONGC, Inc.(16)	9,856	65,000
Food-Misc./Diversified — 0.0%
Merrill Lynch — Kuwait Foods Americana	3,231	34,512
Chemicals-Diversified — 0.0%
Merrill Lynch — Saudi Basic Industries Corp.	1,321	46,200
Agricultural Chemicals — 0.0%
UBS AG — UPL, Ltd.(16)	9,285	50,968
Building-Heavy Construction — 0.1%
UBS-IRB Infrastructure Developers, Ltd.(16)	15,573	58,097
Total Equity Certificates (cost $592,469)		638,848
WARRANTS — 0.1%
Diversified Financial Services — 0.1%
Bajaj Finserv, Ltd. Expires 07/03/2017†(16)	2,535	46,228
Bajaj Finserv, Ltd. Expires 07/03/2017†(16)	815	35,802
		82,030
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)†(1)(16)	6,345	0
Total Warrants (cost $72,360)		82,030
RIGHTS — 0.0%
Banks-Commercial — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 10/17/2014†	7,922	790
Building-Heavy Construction — 0.0%
Mota-Engil Africa SGPA SA Expires 12/31/2014†(1)	9,198	10,003
Total Rights (cost $804)		10,793

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares/ Principal Amount(10)	Value (Note 2)
OPTIONS — PURCHASED(2)(20) — 0.1%
Put Options — Purchased (cost $57,708)	79,210	$85,263
Total Long-Term Investment Securities (cost $125,691,140)		144,217,800
SHORT-TERM INVESTMENT SECURITIES — 0.6%
U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.02% due 10/23/14 (cost $915,988)(11)	$916,000	915,988
REPURCHASE AGREEMENT — 7.0%
Agreement with Bank of America Securities LLC, bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $10,835,000 collateralized by $10,553,000 of United States Treasury Notes, bearing interest at 2.75% due 10/01/2014 and having an approximate value of $11,093,841 (cost $10,835,000)	10,835,000	10,835,000
TOTAL INVESTMENTS (cost $137,442,128)(7)	101.0%	155,968,788
Liabilities in excess of other assets	(1.0)	(1,503,579)
NET ASSETS	100.0%	$154,465,209

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $3,982,209 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Collateralized Mortgage Obligation

(7)  See Note 4 for cost of investments on a tax basis.

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Security in default

(10)  Denominated in United States dollars unless otherwise indicated.

(11)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(12)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(13)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stocks
Metro Bank PLC	1/15/14	736	$15,667	$15,261	$21	0.01%
Loans
TXU Energy	5/19/11	$25,513	24,158
	5/16/11	44,884	42,263
	8/21/14	928	928
		71,325	67,349	52,781	74	0.03%
				$68,042		0.04%

(15)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2014.

(16)  Illiquid security. At September 30, 2014,the aggregate value of these securities was $1,347,793 representing 0.9% of net assets.

(17)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(20)  Options — Purchased

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
iShares MSCI Emerging Markets Index Fund	December 2014	$40	51,307	$34,376	$52,333	$17,957
iShares MSCI Emerging Markets Index Fund	November 2014	39	3,886	1,943	1,846	(97)
iShares MSCI Emerging Markets Index Fund	January 2015	40	21,942	18,651	27,318	8,667
SPDR S&P ETF Trust	January 2014	185	2,075	2,739	3,766	1,027
			79,210	$57,709	$85,263	$27,554

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euronext Stock Exchange, Amsterdam

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Savings Shares

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Put Option Contracts Written

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums (Received)	Value at September 30, 2014	Unrealized Appreciation/ (Depreciation)
iShares MSCI Emerging Market	November 2014	$38	3,886	$(1,321)	$1,282	$39
iShares MSCI Emerging Market	December 2014	38	51,307	(18,984)	28,989	(10,005)
iShares MSCI Emerging Market	January 2015	38	21,942	(10,971)	15,908	(4,937)
SPDR S&P 500ETF Trust	November 2014	180	2,075	(1,805)	1,940	(135)
			79,210	$(33,081)	$48,119	$(15,038)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 31, 2014	Unrealized Appreciation (Depreciation)
15	Long	Mini MSCI EAFE Index	December 2014	$1,418,250	$1,379,775	$(38,475)
41	Long	Russell 2000 Mini Index	December 2014	4,752,662	4,496,060	(256,602)
36	Short	Russell 2000 Mini Index	December 2014	4,173,120	3,947,760	225,360
40	Long	S&P 500 E-Mini Index	December 2014	3,974,300	3,931,000	(43,300)
67	Short	S&P 500 E-Mini Index	December 2014	6,656,952	6,584,425	72,527
6	Long	S&P Mid 400 E-Mini Index	December 2014	854,700	819,240	(35,460)
8	Short	S&P Mid 400 E-Mini Index	December 2014	1,139,322	1,092,320	47,002
26	Long	SPI 200	December 2014	3,003,938	3,006,596	2,658
8	Short	TOPIX Index	December 2014	972,692	967,586	5,106
10	Long	U.S. Treasury 2 YR Notes	December 2014	2,188,750	2,188,438	(312)
42	Short	U.S. Treasury 2 YR Notes	December 2014	9,192,094	9,191,438	656
16	Long	U.S. Treasury 5 YR Notes	December 2014	1,897,125	1,892,125	(5,000)
51	Short	U.S. Treasury 5 YR Notes	December 2014	6,047,087	6,031,149	15,938
73	Long	U.S. Treasury 10 YR Notes	December 2014	9,151,282	9,098,766	(52,516)
						$(62,418)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A.	$6,486	12/19/14	(3 Month USD LIBOR-BBA plus 15 bps)	Citibank U.S. Equity Custom Basket	$130,534
Citibank N.A.	7,742	12/19/14	3 Month USD LIBOR-BBA minus 10 bps	Russell 1000 Index Total Return	18,120
Net Unrealized Appreciation (Depreciation)					$148,654

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	3,883,295	12/17/14	$146,429	$—
Barclays Bank PLC	CHF	539,300	USD	587,428	12/17/14	22,123	—
	GBP	1,219,000	USD	2,011,350	12/17/14	36,482	—
	HKD	1,999,100	USD	257,988	11/19/14	561	—
	USD	17,600	SEK	123,500	12/17/14	—	(489)
						59,166	(489)
Citibank N.A.	CAD	74,500	USD	69,752	10/15/14	3,253	—
	DKK	1,299,400	USD	229,543	12/17/14	8,967	—
						12,220	—
Credit Suisse AG	USD	477,016	EUR	363,200	12/17/14	—	(18,028)
Goldman Sachs International	JPY	69,550,700	USD	677,426	11/19/14	43,068	—
HSBC Bank USA, N.A.	JPY	6,891,100	USD	67,124	11/19/14	4,272	—
JPMorgan Chase Bank	CHF	180,800	USD	196,933	12/17/14	7,415	—
	GBP	171,100	USD	281,904	12/17/14	4,710	—
	JPY	80,387,800	USD	782,874	11/19/14	49,672	—
	NOK	450,600	USD	72,423	12/17/14	2,475	—
	SEK	927,900	USD	132,250	12/17/14	3,690	—
	SGD	271,600	USD	217,662	11/19/14	4,765	—
	USD	85,931	CAD	93,900	10/15/14	—	(2,116)
						72,727	(2,116)
State Street Bank & Trust Co.	AUD	854,900	USD	804,931	10/15/14	57,112	—
	CAD	37,600	USD	35,200	10/15/14	1,639	—
	USD	12,810	ILS	43,900	10/15/14	—	(890)
						58,751	(890)
UBS AG	AUD	139,100	USD	130,979	10/15/14	9,302	—
	GBP	60,900	USD	100,469	12/17/14	1,807	—
						11,109	—
Westpac Banking Corp.	EUR	175,700	USD	230,773	12/17/14	8,734	—
	JPY	80,387,700	USD	782,903	11/19/14	49,703	—
						58,437	—
Net Unrealized Appreciation (Depreciation)						$466,179	$(21,523)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Advertising Services	$—	$—	$0	$0
Agricultural Operations	70,499	—	644	71,143
Banks-Commercial	3,565,575	—	15,261	3,580,836
Medical-Drugs	7,804,423	—	—	7,804,423
Oil Companies-Exploration & Production	1,986,437	—	1,297	1,987,734
Retail-Hypermarkets	6,727	15,247	—	21,974
Other Indusrties*	109,771,144	—	—	109,771,144
Convertible Preferred Securities:
Aerospace/Defense-Equipment	17,667	—	—	17,667
Finance-Investment Banker/Broker	—	0	—	0
Real Estate Investment Trusts	21,920	—	—	21, 920
Preferred Securities:
Finance-Auto Loans	—	33,031	—	33,031
Other Industries*	391,271	—	—	391,271
Preferred Securities/Capital Securities	—	752,298	—	752,298
Asset Backed Securities	—	2,251,549	—	2,251,549
Convertible Bonds & Notes	—	30,315	—	30,315
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	9,167,952	—	9,167,952
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	115,631	1	115,632
Other Industries*	—	1,462,975	—	1,462,975
Loans	—	117,608	—	117,608
Municipal Bonds & Notes	—	104,255	—	104,255
U.S. Government Agencies	—	2,975,755	—	2,975,755
U.S. Government Treasuries	—	2,475,034	—	2,475,034
Exchange-Traded Funds	246,348	—	—	246,348
Equity Certificates	—	638,848	—	638,848
Warrants:
Diversified Financial Services	—	82,030	—	82,030
Semiconductor Equipment	—	—	0	0
Rights:
Banks-Commercial	790	—	—	790
Building-Heavy Construction	—	—	10,003	10,003
Options-Purchased	85,263	—	—	85,263
Short-Term Investment Securities	—	915,988	—	915,988
Repurchase Agreements	—	10,835,000	—	10,835,000
Other Financial Instruments:+
Open Put Options Written-Appreciation	39	—	—	39
Open Futures Contracts-Appreciation	369,247	—	—	369,247
Total Return Swaps-Appreciation	—	148,654	—	148,654
Open Forward Currency Contracts-Appreciation	—	466,179	—	466,179
Total	$124,337,350	$32,588,349	$27,208	$156,952,907
Liabilities:
Other Financial Instruments:+
Open Put Options Written-Depreciation	$15,077	$—	$—	$15,077
Open Futures Contracts-Depreciation	431,665	—	—	431,665
Open Forward Currency Contracts-Depreciation	—	21,523	—	21,523
Total	$446,742	$21,523	$—	$468,265

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $19,276,573 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities and other financial instruments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	9.3%
Web Portals/ISP	8.3
E-Commerce/Products	5.8
E-Commerce/Services	4.8
Casino Hotels	4.0
Real Estate Investment Trusts	3.9
Oil Companies-Exploration & Production	3.7
Finance-Credit Card	3.0
Applications Software	2.7
Retail-Restaurants	2.5
Medical-Drugs	2.4
Retail-Building Products	2.3
Airlines	2.1
Medical-Wholesale Drug Distribution	2.1
Commercial Services-Finance	2.1
Internet Content-Entertainment	2.1
Diversified Manufacturing Operations	1.9
Metal Processors & Fabrication	1.8
Apparel Manufacturers	1.6
Multimedia	1.6
Machinery-General Industrial	1.6
Aerospace/Defense	1.5
Computers	1.5
Retail-Drug Store	1.5
Medical-HMO	1.3
Coatings/Paint	1.2
Medical Instruments	1.1
Registered Investment Companies	1.1
Retail-Auto Parts	1.0
Chemicals-Specialty	1.0
Aerospace/Defense-Equipment	0.9
Diversified Banking Institutions	0.9
Investment Management/Advisor Services	0.9
Telephone-Integrated	0.9
Retail-Gardening Products	0.9
Transport-Rail	0.8
Retail-Automobile	0.7
Internet Content-Information/News	0.7
Electronic Security Devices	0.7
Computers-Other	0.7
Semiconductor Equipment	0.7
Auto-Cars/Light Trucks	0.6
Auto/Truck Parts & Equipment-Original	0.6
Retail-Discount	0.6
Banks-Fiduciary	0.6
Athletic Footwear	0.6
Transport-Services	0.6
Finance-Other Services	0.6
Finance-Investment Banker/Broker	0.5
Therapeutics	0.5
Hotels/Motels	0.5
Software Tools	0.5
Data Processing/Management	0.4
Cosmetics & Toiletries	0.4
Internet Application Software	0.4
Beverages-Non-alcoholic	0.4
Transport-Truck	0.4
Electric Products-Misc.	0.4
Distribution/Wholesale	0.3
Building Products-Cement	0.3
Retail-Apparel/Shoe	0.3%
Enterprise Software/Service	0.3
Machinery-Pumps	0.3
Industrial Gases	0.2
Motorcycle/Motor Scooter	0.2
Diagnostic Kits	0.2
Web Hosting/Design	0.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Aerospace/Defense — 1.5%
Boeing Co.	49,200	$6,267,096
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	36,400	3,843,840
Airlines — 2.1%
American Airlines Group, Inc.	157,300	5,581,004
Delta Air Lines, Inc.	25,600	925,440
United Continental Holdings, Inc.†	48,600	2,273,994
		8,780,438
Apparel Manufacturers — 1.6%
Hanesbrands, Inc.	25,600	2,750,464
Michael Kors Holdings, Ltd.†	30,000	2,141,700
Under Armour, Inc., Class A†	24,100	1,665,310
		6,557,474
Applications Software — 2.7%
NetSuite, Inc.†	20,700	1,853,478
Red Hat, Inc.†	41,100	2,307,765
salesforce.com, Inc.†	90,000	5,177,700
ServiceNow, Inc.†	30,400	1,786,912
		11,125,855
Athletic Footwear — 0.6%
NIKE, Inc., Class B	27,500	2,453,000
Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	10,900	2,645,212
Auto/Truck Parts & Equipment-Original — 0.6%
Delphi Automotive PLC	42,800	2,625,352
Banks-Fiduciary — 0.6%
State Street Corp.	33,500	2,465,935
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	17,000	1,582,530
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	10,600	1,366,764
Casino Hotels — 4.0%
Las Vegas Sands Corp.	69,200	4,304,932
MGM Resorts International†	150,680	3,432,490
Wynn Macau, Ltd.	655,600	2,085,465
Wynn Resorts, Ltd.	35,000	6,547,800
		16,370,687
Chemicals-Specialty — 1.0%
Ecolab, Inc.	37,000	4,248,710
Coatings/Paint — 1.2%
Sherwin-Williams Co.	23,200	5,080,568
Commercial Services-Finance — 2.1%
MasterCard, Inc., Class A	115,600	8,545,152
Computers — 1.5%
Apple, Inc.	62,100	6,256,575
Computers-Other — 0.7%
Stratasys, Ltd.†	23,600	2,850,408
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	22,400	1,673,728
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.4%
Fiserv, Inc.†	26,900	$1,738,682
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	6,000	706,980
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	5,700	1,434,405
Diversified Banking Institutions — 0.9%
Morgan Stanley	107,400	3,712,818
Diversified Manufacturing Operations — 1.9%
Danaher Corp.	102,700	7,803,146
E-Commerce/Products — 5.8%
Alibaba Group Holding. Ltd. ADR†	57,200	5,082,220
Amazon.com, Inc.†	49,200	15,864,048
Vipshop Holdings, Ltd. ADR†	14,200	2,683,942
		23,630,210
E-Commerce/Services — 4.8%
Ctrip.com International, Ltd. ADR†	52,200	2,962,872
Netflix, Inc.†	8,500	3,835,030
Priceline Group, Inc.†	11,100	12,860,238
		19,658,140
Electric Products-Misc. — 0.4%
Mobileye NV†	26,900	1,441,571
Electronic Security Devices — 0.7%
Tyco International, Ltd.	65,100	2,901,507
Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	14,900	1,229,250
Finance-Credit Card — 3.0%
American Express Co.	11,200	980,448
Visa, Inc., Class A	53,000	11,308,610
		12,289,058
Finance-Investment Banker/Broker — 0.5%
TD Ameritrade Holding Corp.	67,000	2,235,790
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	12,200	2,379,610
Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.	24,700	2,055,287
Industrial Gases — 0.2%
Praxair, Inc.	5,800	748,200
Internet Application Software — 0.4%
Tencent Holdings, Ltd.	107,000	1,588,839
Internet Content-Entertainment — 2.1%
Facebook, Inc., Class A†	96,600	7,635,264
Pandora Media, Inc.†	36,500	881,840
		8,517,104
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	14,400	2,992,176
Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	6,400	2,101,248
Invesco, Ltd.	39,600	1,563,408
		3,664,656

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 1.6%
Roper Industries, Inc.	27,800	$4,066,862
Wabtec Corp.	30,000	2,431,200
		6,498,062
Machinery-Pumps — 0.3%
Flowserve Corp.	16,400	1,156,528
Medical Instruments — 1.1%
Intuitive Surgical, Inc.†	10,200	4,710,564
Medical-Biomedical/Gene — 9.3%
Alexion Pharmaceuticals, Inc.†	30,600	5,074,092
Biogen Idec, Inc.†	26,600	8,799,546
Celgene Corp.†	50,000	4,739,000
Gilead Sciences, Inc.†	118,300	12,593,035
Incyte Corp.†	30,100	1,476,405
Regeneron Pharmaceuticals, Inc.†	6,100	2,199,172
Vertex Pharmaceuticals, Inc.†	27,600	3,099,756
		37,981,006
Medical-Drugs — 2.4%
Allergan, Inc.	22,700	4,044,913
Valeant Pharmaceuticals International, Inc.†	42,800	5,615,360
		9,660,273
Medical-HMO — 1.3%
Humana, Inc.	17,700	2,306,133
UnitedHealth Group, Inc.	33,800	2,915,250
		5,221,383
Medical-Wholesale Drug Distribution — 2.1%
McKesson Corp.	44,200	8,604,414
Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	30,300	7,177,464
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	12,800	744,960
Multimedia — 1.6%
Twenty-First Century Fox, Inc., Class A	40,200	1,378,458
Walt Disney Co.	57,800	5,145,934
		6,524,392
Oil Companies-Exploration & Production — 3.7%
Concho Resources, Inc.†	15,600	1,956,084
Continental Resources, Inc.†	30,700	2,040,936
EQT Corp.	32,400	2,965,896
Pioneer Natural Resources Co.	26,600	5,239,402
Range Resources Corp.	42,938	2,911,626
		15,113,944
Real Estate Investment Trusts — 3.9%
American Tower Corp.	76,900	7,200,147
Crown Castle International Corp.	107,400	8,648,922
		15,849,069
Retail-Apparel/Shoe — 0.3%
Ross Stores, Inc.	16,700	1,262,186
Retail-Auto Parts — 1.0%
AutoZone, Inc.†	8,400	4,281,144
Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.7%
CarMax, Inc.†	65,000	$3,019,250
Retail-Building Products — 2.3%
Home Depot, Inc.	48,400	4,440,216
Lowe's Cos., Inc.	97,500	5,159,700
		9,599,916
Retail-Discount — 0.6%
Costco Wholesale Corp.	19,900	2,493,868
Retail-Drug Store — 1.5%
CVS Health Corp.	53,700	4,273,983
Walgreen Co.	28,600	1,695,122
		5,969,105
Retail-Gardening Products — 0.9%
Tractor Supply Co.	58,500	3,598,335
Retail-Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†	6,600	4,399,494
Starbucks Corp.	77,500	5,848,150
		10,247,644
Semiconductor Equipment — 0.7%
ASML Holding NV (NY Registered Shares)	27,500	2,717,550
Software Tools — 0.5%
VMware, Inc., Class A†	21,900	2,055,096
Telephone-Integrated — 0.9%
SoftBank Corp.	52,200	3,659,592
Therapeutics — 0.5%
Pharmacyclics, Inc.†	17,700	2,078,511
Transport-Rail — 0.8%
Kansas City Southern	26,600	3,223,920
Transport-Services — 0.6%
FedEx Corp.	15,000	2,421,750
Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	20,400	1,510,620
Web Portals/ISP — 8.3%
Baidu, Inc. ADR†	32,600	7,114,298
Google, Inc., Class A†	21,400	12,591,974
Google, Inc., Class C†	21,800	12,586,448
NAVER Corp.	2,347	1,794,863
		34,087,583
Total Common Stocks (cost $308,779,899)		406,934,882
CONVERTIBLE PREFERRED SECURITIES — 0.1%
E-Commerce/Services — 0.0%
Living Social, Inc., Class F†(1)(2)(3)	11,949	5,496
Web Hosting/Design — 0.1%
AirBNB, Inc., Series D†(1)(2)(3)	13,329	541,178
Total Convertible Preferred Securities (cost $634,552)		546,674
Total Long-Term Investment Securities (cost $309,414,451)		407,481,556

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
T. Rowe Price Reserve Investment Fund (cost $4,527,223)	4,527,223	$4,527,223
TOTAL INVESTMENTS (cost $313,941,674)(4)	100.4%	412,008,779
Liabilities in excess of other assets	(0.4)	(1,806,875)
NET ASSETS	100.0%	$410,201,904

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $546,674 representing 0.1% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Convertible Preferred Securities
Living Social, Inc., Class F	11/18/2011	11,949	$91,888	$5,496	$0.46	0.00%
AirBNB, Inc., Series D	04/16/2014	13,329	542,664	541,178	40.60	0.13
				$546,674		0.13%

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
E-Commerce/Products	$23,630,210	$—	$—	$23,630,210
Medical-Biomedical/Gene	37,981,006	—	—	37,981,006
Web Portals/ISP	34,087,583	—	—	34,087,583
Other Industries*	311,236,083	—	—	311,236,083
Convertible Preferred Securities	—	—	546,674	546,674
Short-Term Investment Securities:
Registered Investment Companies	4,527,223	—	—	4,527,223
Total	$411,462,105	$—	$546,674	$412,008,779

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $7,539,920 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Computers	6.1%
Medical-Biomedical/Gene	5.6
Medical-Drugs	4.3
Web Portals/ISP	4.0
Applications Software	3.1
E-Commerce/Products	2.7
Real Estate Investment Trusts	2.7
Beverages-Non-alcoholic	2.3
Retail-Restaurants	2.3
Cable/Satellite TV	2.2
Multimedia	2.1
Oil Companies-Exploration & Production	2.1
Diversified Manufacturing Operations	2.0
Finance-Credit Card	1.9
Semiconductor Components-Integrated Circuits	1.8
Oil-Field Services	1.7
Cosmetics & Toiletries	1.7
Transport-Rail	1.7
Instruments-Controls	1.6
Internet Content-Entertainment	1.5
Retail-Building Products	1.5
Commercial Services-Finance	1.3
Metal Processors & Fabrication	1.3
Athletic Footwear	1.3
Retail-Discount	1.3
Chemicals-Diversified	1.2
Food-Retail	1.1
Retail-Apparel/Shoe	1.1
E-Commerce/Services	1.1
Enterprise Software/Service	1.0
Computer Services	1.0
Computers-Memory Devices	1.0
Aerospace/Defense	0.9
Medical-Generic Drugs	0.9
Tobacco	0.8
Food-Misc./Diversified	0.8
Industrial Gases	0.8
Electronic Components-Semiconductors	0.8
Repurchase Agreements	0.8
Agricultural Chemicals	0.8
Finance-Other Services	0.8
Transport-Services	0.7
Web Hosting/Design	0.7
Real Estate Management/Services	0.7
Exchange-Traded Funds	0.7
Medical Products	0.6
Investment Management/Advisor Services	0.6
Medical-Wholesale Drug Distribution	0.6
Internet Content-Information/News	0.6
Electronic Measurement Instruments	0.6
Electronic Components-Misc.	0.5
Banks-Commercial	0.5
Medical Information Systems	0.5
Airlines	0.5
Retail-Major Department Stores	0.5
Broadcast Services/Program	0.5
Oil Field Machinery & Equipment	0.5
Coatings/Paint	0.5
Registered Investment Companies	0.4
Electronic Connectors	0.4%
Distribution/Wholesale	0.4
Casino Hotels	0.4
Banks-Super Regional	0.4
Diversified Banking Institutions	0.4
Finance-Investment Banker/Broker	0.4
Insurance Brokers	0.4
Food-Confectionery	0.4
Pharmacy Services	0.4
Telephone-Integrated	0.4
Apparel Manufacturers	0.4
Retail-Auto Parts	0.4
Telecom Services	0.3
Hotels/Motels	0.3
Medical-HMO	0.3
Medical Instruments	0.3
Cellular Telecom	0.3
Containers-Metal/Glass	0.3
Therapeutics	0.3
Television	0.3
Electronic Security Devices	0.3
Electronic Design Automation	0.3
Finance-Consumer Loans	0.3
Wireless Equipment	0.3
Oil Companies-Integrated	0.3
Semiconductor Equipment	0.3
Machinery-General Industrial	0.3
Retail-Catalog Shopping	0.3
Oil Refining & Marketing	0.2
Retail-Gardening Products	0.2
Computer Aided Design	0.2
Electric-Transmission	0.2
Telecommunication Equipment	0.2
Insurance-Life/Health	0.2
Chemicals-Specialty	0.2
Instruments-Scientific	0.2
Retail-Jewelry	0.2
Building-Residential/Commercial	0.2
Pipelines	0.2
Beverages-Wine/Spirits	0.2
Aerospace/Defense-Equipment	0.2
Transactional Software	0.2
Auto/Truck Parts & Equipment-Original	0.2
Data Processing/Management	0.2
Retail-Pet Food & Supplies	0.2
Retail-Perfume & Cosmetics	0.2
Toys	0.2
Retail-Mail Order	0.2
Electric Products-Misc.	0.1
Electronic Forms	0.1
Consumer Products-Misc.	0.1
Food-Wholesale/Distribution	0.1
Advertising Agencies	0.1
Retail-Drug Store	0.1
Auto-Heavy Duty Trucks	0.1
Electric-Integrated	0.1
Vitamins & Nutrition Products	0.1
Banks-Fiduciary	0.1
Coffee	0.1

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Industrial Automated/Robotic	0.1%
Internet Security	0.1
Engines-Internal Combustion	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,349	$116,314
Omnicom Group, Inc.	3,784	260,566
		376,880
Aerospace/Defense — 0.9%
Boeing Co.	20,156	2,567,471
General Dynamics Corp.	2,201	279,725
Lockheed Martin Corp.	2,479	453,112
Northrop Grumman Corp.	1,347	177,481
Raytheon Co.	2,341	237,892
Rockwell Collins, Inc.	1,119	87,842
		3,803,523
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	7,178	757,997
Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	434	121,181
Monsanto Co.	28,782	3,238,263
		3,359,444
Airlines — 0.5%
Delta Air Lines, Inc.	12,701	459,141
Southwest Airlines Co.	10,323	348,608
United Continental Holdings, Inc.†	28,403	1,328,976
		2,136,725
Apparel Manufacturers — 0.4%
Carter's, Inc.	9,657	748,611
Michael Kors Holdings, Ltd.†	3,092	220,738
Ralph Lauren Corp.	549	90,437
Under Armour, Inc., Class A†	2,506	173,164
VF Corp.	5,196	343,092
		1,576,042
Applications Software — 3.1%
Citrix Systems, Inc.†	1,536	109,578
Intuit, Inc.	4,277	374,879
Microsoft Corp.	217,972	10,105,182
Red Hat, Inc.†	2,849	159,971
salesforce.com, Inc.†	14,329	824,348
ServiceNow, Inc.†	24,824	1,459,155
		13,033,113
Athletic Footwear — 1.3%
NIKE, Inc., Class B	60,914	5,433,529
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,026	100,589
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,345	303,997
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	3,441	181,031
Delphi Automotive PLC	2,031	124,582
Johnson Controls, Inc.	10,034	441,496
		747,109
Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.5%
First Republic Bank	29,816	$1,472,314
PacWest Bancorp	13,470	555,368
Regions Financial Corp.	10,384	104,255
Zions Bancorporation	1,528	44,404
		2,176,341
Banks-Fiduciary — 0.1%
State Street Corp.	3,446	253,660
Banks-Super Regional — 0.4%
Comerica, Inc.	2,724	135,819
Fifth Third Bancorp	12,569	251,631
Huntington Bancshares, Inc.	12,309	119,767
KeyCorp	13,210	176,089
US Bancorp	24,937	1,043,115
		1,726,421
Beverages-Non-alcoholic — 2.3%
Coca-Cola Co.	80,804	3,447,099
Coca-Cola Enterprises, Inc.	18,165	805,799
Dr Pepper Snapple Group, Inc.	1,411	90,742
Monster Beverage Corp.†	7,508	688,258
PepsiCo, Inc.	51,590	4,802,513
		9,834,411
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	6,330	571,093
Constellation Brands, Inc., Class A†	2,525	220,079
		791,172
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	24,791	937,100
Discovery Communications, Inc., Class C†	26,679	994,593
Scripps Networks Interactive, Inc., Class A	1,562	121,976
		2,053,669
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	436	56,218
Vulcan Materials Co.	848	51,075
		107,293
Building Products-Wood — 0.0%
Masco Corp.	3,437	82,213
Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	1,233	47,877
Toll Brothers, Inc.†	24,865	774,794
		822,671
Cable/Satellite TV — 2.2%
Comcast Corp., Class A	135,049	7,262,935
DIRECTV†	7,567	654,697
Time Warner Cable, Inc.	9,404	1,349,380
		9,267,012

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Casino Hotels — 0.4%
Las Vegas Sands Corp.	17,023	$1,059,001
MGM Resorts International†	19,859	452,388
Wynn Resorts, Ltd.	1,222	228,612
		1,740,001
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	42,204	1,218,429
Chemicals-Diversified — 1.2%
E.I. du Pont de Nemours & Co.	7,860	564,034
FMC Corp.	2,006	114,723
LyondellBasell Industries NV, Class A	19,420	2,110,177
PPG Industries, Inc.	7,388	1,453,515
Rockwood Holdings, Inc.	9,951	760,754
		5,003,203
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	2,247	181,760
Ecolab, Inc.	4,063	466,554
International Flavors & Fragrances, Inc.	721	69,130
Sigma-Aldrich Corp.	1,004	136,554
		853,998
Coatings/Paint — 0.5%
Sherwin-Williams Co.	9,155	2,004,853
Coffee — 0.1%
Keurig Green Mountain, Inc.	1,835	238,789
Commercial Services — 0.0%
Cintas Corp.	1,456	102,779
Quanta Services, Inc.†	1,209	43,875
		146,654
Commercial Services-Finance — 1.3%
Alliance Data Systems Corp.†	837	207,802
Automatic Data Processing, Inc.	7,246	601,998
Equifax, Inc.	1,835	137,148
FleetCor Technologies, Inc.†	5,873	834,671
H&R Block, Inc.	2,735	84,812
MasterCard, Inc., Class A	40,177	2,969,884
McGraw Hill Financial, Inc.	2,408	203,356
Moody's Corp.	2,800	264,600
Total System Services, Inc.	2,490	77,090
Western Union Co.	5,028	80,649
		5,462,010
Computer Aided Design — 0.2%
ANSYS, Inc.†	10,659	806,567
Autodesk, Inc.†	3,424	188,662
		995,229
Computer Services — 1.0%
Accenture PLC, Class A	5,326	433,110
Cognizant Technology Solutions Corp., Class A†	9,159	410,049
IHS, Inc., Class A†	5,396	675,525
International Business Machines Corp.	13,663	2,593,647
		4,112,331
Security Description	Shares	Value (Note 2)
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,684	$160,503
Computers — 6.1%
Apple, Inc.	255,519	25,743,539
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,191	49,927
Computers-Memory Devices — 1.0%
EMC Corp.	103,640	3,032,506
NetApp, Inc.	3,271	140,522
SanDisk Corp.	3,378	330,875
Seagate Technology PLC	4,924	281,998
Western Digital Corp.	3,314	322,519
		4,108,420
Consumer Products-Misc. — 0.1%
Clorox Co.	1,126	108,141
Kimberly-Clark Corp.	3,324	357,563
		465,704
Containers-Metal/Glass — 0.3%
Ball Corp.	1,001	63,333
Crown Holdings, Inc.†	24,920	1,109,439
Owens-Illinois, Inc.†	1,440	37,512
		1,210,284
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	3,194	111,407
Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	2,685	33,831
Colgate-Palmolive Co.	65,578	4,276,997
Estee Lauder Cos., Inc., Class A	15,019	1,122,219
Procter & Gamble Co.	20,805	1,742,211
		7,175,258
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	548	64,374
Fidelity National Information Services, Inc.	4,300	242,090
Fiserv, Inc.†	3,755	242,704
Paychex, Inc.	3,299	145,816
		694,984
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,175	53,580
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,605	117,390
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,124	160,406
Distribution/Wholesale — 0.4%
Fastenal Co.	4,114	184,718
Fossil Group, Inc.†	701	65,824
Genuine Parts Co.	1,015	89,026
WW Grainger, Inc.	5,682	1,429,875
		1,769,443
Diversified Banking Institutions — 0.4%
Citigroup, Inc.	33,088	1,714,620

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 2.0%
3M Co.	9,762	$1,383,080
Colfax Corp.†	18,386	1,047,450
Danaher Corp.	45,844	3,483,227
Dover Corp.	10,248	823,222
Eaton Corp. PLC	3,083	195,370
Illinois Tool Works, Inc.	3,023	255,202
Ingersoll-Rand PLC	19,159	1,079,801
Parker-Hannifin Corp.	1,323	151,021
Pentair PLC	1,770	115,917
Textron, Inc.	4,207	151,410
		8,685,700
Diversified Operations — 0.0%
Leucadia National Corp.	2,197	52,376
E-Commerce/Products — 2.7%
Alibaba Group Holding. Ltd. ADR†	9,234	820,441
Amazon.com, Inc.†	22,513	7,259,092
eBay, Inc.†	60,545	3,428,663
		11,508,196
E-Commerce/Services — 1.1%
Expedia, Inc.	882	77,281
Netflix, Inc.†	905	408,318
Priceline Group, Inc.†	3,404	3,943,806
TripAdvisor, Inc.†	1,678	153,403
		4,582,808
Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,703	185,928
Emerson Electric Co.	6,519	407,959
		593,887
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,389	303,236
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	25,886	983,668
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	768	39,928
TE Connectivity, Ltd.	39,821	2,201,703
		2,241,631
Electronic Components-Semiconductors — 0.8%
Altera Corp.	1,909	68,304
Avago Technologies, Ltd.	2,238	194,706
First Solar, Inc.†	1,132	74,497
Freescale Semiconductor, Ltd.†	13,892	271,311
Microchip Technology, Inc.	3,019	142,587
Micron Technology, Inc.†	16,133	552,717
NVIDIA Corp.	3,723	68,689
Texas Instruments, Inc.	9,650	460,209
Xilinx, Inc.	37,104	1,571,354
		3,404,374
Electronic Connectors — 0.4%
Amphenol Corp., Class A	18,219	1,819,349
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	67,406	1,160,057
Security Description	Shares	Value (Note 2)
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,119	$492,564
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	27,440	1,563,531
FLIR Systems, Inc.	1,409	44,158
National Instruments Corp.	24,957	771,920
		2,379,609
Electronic Security Devices — 0.3%
Allegion PLC	594	28,298
Tyco International, Ltd.	25,625	1,142,106
		1,170,404
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,701	224,498
Enterprise Software/Service — 1.0%
CA, Inc.	3,186	89,017
Oracle Corp.	103,878	3,976,450
Tyler Technologies, Inc.†	3,011	266,172
		4,331,639
Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,710	167,723
Filtration/Separation Products — 0.0%
Pall Corp.	1,062	88,889
Finance-Consumer Loans — 0.3%
Navient Corp.	64,181	1,136,645
Finance-Credit Card — 1.9%
American Express Co.	23,042	2,017,097
Discover Financial Services	6,959	448,090
Visa, Inc., Class A	26,504	5,655,158
		8,120,345
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	17,280	507,859
E*TRADE Financial Corp.†	27,541	622,151
LPL Financial Holdings, Inc.	12,444	573,047
		1,703,057
Finance-Other Services — 0.8%
Intercontinental Exchange, Inc.	16,681	3,253,629
Food-Confectionery — 0.4%
Hershey Co.	16,809	1,604,083
J.M. Smucker Co.	706	69,887
		1,673,970
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,255	64,494
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,267	54,139
General Mills, Inc.	5,076	256,084
Hain Celestial Group, Inc.†	17,728	1,814,461
Kellogg Co.	2,003	123,385
Kraft Foods Group, Inc.	8,949	504,723
McCormick & Co., Inc.	10,448	698,971
		3,451,763

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail — 1.1%
Kroger Co.	25,868	$1,345,136
Safeway, Inc.	3,471	119,055
Whole Foods Market, Inc.	87,845	3,347,773
		4,811,964
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	11,008	417,754
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,278	148,964
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,145	73,809
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	12,556	877,664
Starwood Hotels & Resorts Worldwide, Inc.	2,870	238,813
Wyndham Worldwide Corp.	1,886	153,256
		1,269,733
Human Resources — 0.0%
Robert Half International, Inc.	2,071	101,479
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,077	228,221
Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	13,766	1,792,058
Airgas, Inc.	11,900	1,316,735
Praxair, Inc.	2,596	334,884
		3,443,677
Instruments-Controls — 1.6%
Honeywell International, Inc.	38,422	3,577,857
Sensata Technologies Holding NV†	74,061	3,297,936
		6,875,793
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	902	39,327
Thermo Fisher Scientific, Inc.	6,011	731,539
Waters Corp.†	759	75,232
		846,098
Insurance Brokers — 0.4%
Aon PLC	16,041	1,406,315
Marsh & McLennan Cos., Inc.	5,413	283,316
		1,689,631
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,770	94,837
Principal Financial Group, Inc.	2,183	114,542
Prudential Financial, Inc.	6,930	609,424
Torchmark Corp.	1,967	103,012
		921,815
Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	77,881	6,155,714
Twitter, Inc.†	7,962	410,680
		6,566,394
Internet Content-Information/News — 0.6%
LinkedIn Corp., Class A†	11,638	2,418,260
Security Description	Shares	Value (Note 2)
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	737	$87,511
Internet Security — 0.1%
Symantec Corp.	5,618	132,079
VeriSign, Inc.†	1,695	93,429
		225,508
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	837	167,701
Ameriprise Financial, Inc.	2,820	347,932
BlackRock, Inc.	3,888	1,276,508
Franklin Resources, Inc.	5,935	324,111
Invesco, Ltd.	6,519	257,370
T. Rowe Price Group, Inc.	3,963	310,699
		2,684,321
Machinery-General Industrial — 0.3%
Roper Industries, Inc.	7,534	1,102,149
Machinery-Pumps — 0.0%
Flowserve Corp.	2,061	145,342
Xylem, Inc.	1,651	58,594
		203,936
Medical Information Systems — 0.5%
athenahealth, Inc.†	5,410	712,443
Cerner Corp.†	24,415	1,454,401
		2,166,844
Medical Instruments — 0.3%
Boston Scientific Corp.†	19,973	235,881
Edwards Lifesciences Corp.†	863	88,155
Intuitive Surgical, Inc.†	341	157,481
Medtronic, Inc.	8,412	521,123
St Jude Medical, Inc.	4,289	257,898
		1,260,538
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	665	67,664
Medical Products — 0.6%
Baxter International, Inc.	4,162	298,707
Becton Dickinson and Co.	2,890	328,911
CareFusion Corp.†	1,284	58,101
Covidien PLC	3,267	282,628
Hospira, Inc.†	1,169	60,823
Stryker Corp.	4,506	363,859
Varian Medical Systems, Inc.†	964	77,236
Zimmer Holdings, Inc.	12,505	1,257,378
		2,727,643
Medical-Biomedical/Gene — 5.6%
Alexion Pharmaceuticals, Inc.†	2,980	494,144
Amgen, Inc.	24,577	3,452,085
Biogen Idec, Inc.†	12,473	4,126,193
Celgene Corp.†	57,288	5,429,757
Gilead Sciences, Inc.†	61,828	6,581,590
Medivation, Inc.†	9,586	947,768
NPS Pharmaceuticals, Inc.†	22,724	590,824
Regeneron Pharmaceuticals, Inc.†	5,427	1,956,542
Vertex Pharmaceuticals, Inc.†	3,587	402,856
		23,981,759

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 4.3%
Abbott Laboratories	41,399	$1,721,784
AbbVie, Inc.	48,620	2,808,291
Allergan, Inc.	4,477	797,757
Bristol-Myers Squibb Co.	45,124	2,309,446
Endo International PLC†	19,985	1,365,775
Ironwood Pharmaceuticals, Inc.†	55,986	725,299
Jazz Pharmaceuticals PLC†	7,974	1,280,305
Johnson & Johnson	29,492	3,143,552
Mallinckrodt PLC†	13,103	1,181,236
Merck & Co., Inc.	20,427	1,210,913
Pfizer, Inc.	46,811	1,384,201
Zoetis, Inc.	4,984	184,159
		18,112,718
Medical-Generic Drugs — 0.9%
Actavis PLC†	3,981	960,536
Mylan, Inc.†	51,613	2,347,875
Perrigo Co. PLC	2,016	302,783
		3,611,194
Medical-HMO — 0.3%
Aetna, Inc.	11,164	904,284
Cigna Corp.	3,975	360,493
		1,264,777
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	575	34,149
Universal Health Services, Inc., Class B	1,374	143,583
		177,732
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	1,477	114,172
McKesson Corp.	12,772	2,486,325
		2,600,497
Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	19,982	4,733,336
Rexnord Corp.†	24,891	708,149
		5,441,485
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,276	190,663
Multimedia — 2.1%
Time Warner, Inc.	7,084	532,788
Twenty-First Century Fox, Inc., Class A	146,539	5,024,822
Viacom, Inc., Class B	5,736	441,328
Walt Disney Co.	34,673	3,086,937
		9,085,875
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,594	170,823
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	3,056	76,369
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	1,631	159,626
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	35,058	$3,556,284
Cabot Oil & Gas Corp.	6,287	205,522
Chesapeake Energy Corp.	3,834	88,144
Cimarex Energy Co.	826	104,514
EOG Resources, Inc.	8,248	816,717
EQT Corp.	2,283	208,986
Newfield Exploration Co.†	1,235	45,781
Noble Energy, Inc.	40,474	2,766,803
Occidental Petroleum Corp.	5,403	519,498
Pioneer Natural Resources Co.	2,156	424,667
Range Resources Corp.	2,542	172,373
Southwestern Energy Co.†	3,033	106,003
		9,015,292
Oil Companies-Integrated — 0.3%
Phillips 66	13,674	1,111,833
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	17,443	1,157,866
FMC Technologies, Inc.†	3,538	192,149
National Oilwell Varco, Inc.	8,995	684,520
		2,034,535
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	1,878	159,010
Valero Energy Corp.	18,613	861,224
		1,020,234
Oil-Field Services — 1.7%
Core Laboratories NV	6,488	949,519
Halliburton Co.	42,893	2,767,027
NOW, Inc.†	10,970	333,598
Schlumberger, Ltd.	31,161	3,168,762
		7,218,906
Pharmacy Services — 0.4%
Express Scripts Holding Co.†	11,632	821,568
Omnicare, Inc.	13,653	850,036
		1,671,604
Pipelines — 0.2%
Kinder Morgan, Inc.	9,911	379,988
Spectra Energy Corp.	4,751	186,524
Williams Cos., Inc.	4,560	252,396
		818,908
Publishing-Newspapers — 0.0%
News Corp., Class A†	7,503	122,674
Publishing-Periodicals — 0.0%
Nielsen NV	2,521	111,756
Real Estate Investment Trusts — 2.7%
American Tower Corp.	78,104	7,312,877
Apartment Investment & Management Co., Class A	1,057	33,634
AvalonBay Communities, Inc.	810	114,186
Boston Properties, Inc.	1,153	133,471
CBS Outdoor Americas, Inc.	9,620	288,023
Crown Castle International Corp.	5,030	405,066
Equity Residential	2,507	154,381
Essex Property Trust, Inc.	545	97,419

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
General Growth Properties, Inc.	4,065	$95,731
Health Care REIT, Inc.	3,369	210,125
Host Hotels & Resorts, Inc.	7,413	158,119
Iron Mountain, Inc.	1,139	37,188
Kimco Realty Corp.	2,787	61,063
Lexington Realty Trust	28,206	276,137
Macerich Co.	2,120	135,320
Plum Creek Timber Co., Inc.	1,521	59,334
Prologis, Inc.	4,444	167,539
Public Storage	1,245	206,471
Simon Property Group, Inc.	6,313	1,037,983
Ventas, Inc.	2,173	134,617
Vornado Realty Trust	1,394	139,344
		11,258,028
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	77,967	2,318,738
Jones Lang LaSalle, Inc.	4,488	567,014
		2,885,752
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,445	160,539
Retail-Apparel/Shoe — 1.1%
Coach, Inc.	2,483	88,420
Gap, Inc.	2,724	113,564
L Brands, Inc.	32,384	2,169,080
PVH Corp.	17,174	2,080,630
Ross Stores, Inc.	3,161	238,908
Urban Outfitters, Inc.†	938	34,425
		4,725,027
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	2,531	1,289,949
O'Reilly Automotive, Inc.†	1,563	235,013
		1,524,962
Retail-Automobile — 0.0%
CarMax, Inc.†	1,850	85,932
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,043	200,321
Retail-Building Products — 1.5%
Home Depot, Inc.	40,834	3,746,111
Lowe's Cos., Inc.	47,917	2,535,768
		6,281,879
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	12,615	1,078,078
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	798	32,878
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,142	71,950
Retail-Discount — 1.3%
Costco Wholesale Corp.	28,529	3,575,254
Dollar General Corp.†	27,250	1,665,248
Dollar Tree, Inc.†	3,098	173,705
		5,414,207
Security Description	Shares	Value (Note 2)
Retail-Drug Store — 0.1%
Walgreen Co.	6,232	$369,371
Retail-Gardening Products — 0.2%
Tractor Supply Co.	16,503	1,015,099
Retail-Jewelry — 0.2%
Tiffany & Co.	8,571	825,473
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	9,573	637,275
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	1,138	77,805
TJX Cos., Inc.	33,967	2,009,827
		2,087,632
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,767	681,486
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	9,794	686,461
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	2,011	1,340,512
Dunkin' Brands Group, Inc.	11,406	511,217
McDonald's Corp.	8,433	799,533
Starbucks Corp.	57,871	4,366,946
Yum! Brands, Inc.	37,472	2,697,234
		9,715,442
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	4,148	93,683
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	2,338	33,831
Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	2,225	110,115
Atmel Corp.†	116,524	941,514
Linear Technology Corp.	2,048	90,911
QUALCOMM, Inc.	88,376	6,607,873
		7,750,413
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	10,280	222,151
KLA-Tencor Corp.	10,035	790,557
Lam Research Corp.	1,221	91,209
		1,103,917
Telecom Services — 0.3%
Amdocs, Ltd.	29,519	1,354,332
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	36,745	878,573
Harris Corp.	742	49,269
		927,842
Telephone-Integrated — 0.4%
Verizon Communications, Inc.	32,476	1,623,475
Television — 0.3%
CBS Corp., Class B	21,880	1,170,580
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	933	125,787
Therapeutics — 0.3%
Pharmacyclics, Inc.†	9,985	1,172,538

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.8%
Altria Group, Inc.	43,000	$1,975,420
Lorillard, Inc.	5,424	324,952
Philip Morris International, Inc.	13,180	1,099,212
Reynolds American, Inc.	2,321	136,939
		3,536,523
Tools-Hand Held — 0.0%
Snap-on, Inc.	490	59,329
Toys — 0.2%
Hasbro, Inc.	968	53,235
Mattel, Inc.	20,212	619,498
		672,733
Transactional Software — 0.2%
Solera Holdings, Inc.	13,311	750,208
Transport-Rail — 1.7%
CSX Corp.	9,638	308,994
Kansas City Southern	25,547	3,096,296
Norfolk Southern Corp.	4,663	520,391
Union Pacific Corp.	28,613	3,102,222
		7,027,903
Transport-Services — 0.7%
Expeditors International of Washington, Inc.	1,352	54,864
FedEx Corp.	11,896	1,920,609
United Parcel Service, Inc., Class B	10,598	1,041,678
		3,017,151
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,046	293,086
Web Hosting/Design — 0.7%
Equinix, Inc.	13,739	2,919,263
Web Portals/ISP — 4.0%
Google, Inc., Class A†	13,876	8,164,777
Google, Inc., Class C†	14,530	8,389,041
Yahoo!, Inc.†	13,936	567,892
		17,121,710
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	17,897	1,132,522
Total Common Stocks (cost $328,241,096)		417,612,868
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.7%
iShares S&P 500 Growth Index Fund (cost $2,829,912)	26,741	$2,856,473
Total Long-Term Investment Securities (cost $331,071,008)		420,469,341
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
SSgA U.S. Government Money Market Fund (cost $1,941,133)	1,941,133	1,941,133
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $2,320,000 and collateralized by $2,555,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,367,675	$2,320,000	2,320,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,064,000	1,064,000
Total Repurchase Agreements (cost $3,384,000)		3,384,000
TOTAL INVESTMENTS (cost $336,396,141)(2)	100.2%	425,794,474
Liabilities in excess of other assets	(0.2)	(818,996)
NET ASSETS	100.0%	$424,975,478

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2014	$1,072,570	$1,071,100	$(1,470)

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Computers	$25,743,539	$—	$—	$25,743,539
Medical-Biomedical/Gene	23,981,759	—	—	23,981,759
Other Industries*	367,887,570	—	—	367,887,570
Exchange-Traded Funds	2,856,473	—	—	2,856,473
Short-Term Investment Securities:
Registered Investment Companies	1,941,133	—	—	1,941,133
Repurchase Agreements	—	3,384,000	—	3,384,000
Total	$422,410,474	$3,384,000	$—	$425,794,474
Liabilities:
Other Financial Instruments:+
Open Futures Contracts — Depreciation	$1,470	$—	$—	$1,470

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Oil Companies-Integrated	6.8%
Diversified Banking Institutions	6.4
Medical-Drugs	5.7
Banks-Super Regional	5.3
Oil Companies-Exploration & Production	4.3
Diversified Manufacturing Operations	3.9
Registered Investment Companies	3.4
Electric-Integrated	3.3
Telephone-Integrated	3.1
Electronic Components-Semiconductors	2.1
Networking Products	1.8
Repurchase Agreements	1.7
Semiconductor Components-Integrated Circuits	1.7
Insurance-Multi-line	1.6
Real Estate Investment Trusts	1.5
Multimedia	1.4
Paper & Related Products	1.2
Food-Misc./Diversified	1.2
Investment Management/Advisor Services	1.2
Aerospace/Defense	1.1
Gas-Distribution	1.1
Aerospace/Defense-Equipment	1.1
Medical Products	1.0
Applications Software	1.0
Computers-Memory Devices	1.0
Medical-Biomedical/Gene	1.0
Insurance-Reinsurance	1.0
Tobacco	1.0
Chemicals-Diversified	1.0
Insurance Brokers	0.9
Retail-Discount	0.9
Oil-Field Services	0.9
Computer Services	0.8
Steel-Producers	0.8
Insurance-Life/Health	0.8
Retail-Building Products	0.8
Retail-Regional Department Stores	0.8
Beverages-Non-alcoholic	0.8
Cruise Lines	0.8
Cosmetics & Toiletries	0.7
Auto-Cars/Light Trucks	0.7
Banks-Commercial	0.7
Exchange-Traded Funds	0.7
Medical-HMO	0.7
Banks-Fiduciary	0.6
Retail-Apparel/Shoe	0.6
Brewery	0.6
Building & Construction Products-Misc.	0.6
Internet Security	0.5
Computers	0.5
Building-Residential/Commercial	0.5
Transport-Services	0.5
Electronic Components-Misc.	0.5
Retail-Major Department Stores	0.5
Agricultural Operations	0.5
Beverages-Wine/Spirits	0.5
Retail-Drug Store	0.5
Instruments-Controls	0.5
Machinery-Construction & Mining	0.5
Finance-Other Services	0.5
Electric Products-Misc.	0.4%
Insurance-Property/Casualty	0.4
Consumer Products-Misc.	0.4
Semiconductor Equipment	0.4
Telecom Equipment-Fiber Optics	0.4
Retail-Consumer Electronics	0.4
Home Decoration Products	0.4
Telecommunication Equipment	0.4
Machinery-Farming	0.4
Tools-Hand Held	0.3
Toys	0.3
Cable/Satellite TV	0.3
Finance-Credit Card	0.3
Enterprise Software/Service	0.3
Coal	0.3
Gold Mining	0.3
Oil & Gas Drilling	0.3
Building Products-Cement	0.3
Television	0.3
Medical Labs & Testing Services	0.3
Cellular Telecom	0.2
Auto/Truck Parts & Equipment-Original	0.2
Retail-Restaurants	0.2
Medical-Wholesale Drug Distribution	0.2
Agricultural Chemicals	0.2
Distribution/Wholesale	0.2
Retail-Office Supplies	0.2
Machinery-Pumps	0.2
Pharmacy Services	0.2
Building Products-Wood	0.2
Pipelines	0.2
Commercial Services-Finance	0.2
Oil Refining & Marketing	0.2
Airlines	0.2
Publishing-Newspapers	0.2
Electric-Generation	0.2
Medical Instruments	0.2
Metal-Copper	0.1
Food-Retail	0.1
Oil Field Machinery & Equipment	0.1
Industrial Gases	0.1
Food-Wholesale/Distribution	0.1
E-Commerce/Products	0.1
Appliances	0.1
Non-Hazardous Waste Disposal	0.1
Metal-Aluminum	0.1
Engineering/R&D Services	0.1
Professional Sports	0.1
Office Automation & Equipment	0.1
Food-Meat Products	0.1
Electronic Security Devices	0.1
Transport-Rail	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.1%
Aerospace/Defense — 1.1%
Boeing Co.	23,900	$3,044,382
General Dynamics Corp.	5,704	724,921
Lockheed Martin Corp.	3,499	639,547
Northrop Grumman Corp.	3,942	519,398
Raytheon Co.	5,167	525,071
Rockwell Collins, Inc.	2,022	158,727
Spirit AeroSystems Holdings, Inc., Class A†	106,000	4,034,360
		9,646,406
Aerospace/Defense-Equipment — 1.1%
Triumph Group, Inc.	51,000	3,317,550
United Technologies Corp.	53,649	5,665,334
		8,982,884
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	694	193,779
Mosaic Co.	10,591	470,346
Potash Corp. of Saskatchewan, Inc.	37,600	1,299,456
		1,963,581
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	81,168	4,147,685
Airlines — 0.2%
United Continental Holdings, Inc.†	31,700	1,483,243
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	807	132,937
Appliances — 0.1%
Whirlpool Corp.	4,694	683,681
Applications Software — 1.0%
Citrix Systems, Inc.†	2,079	148,316
Microsoft Corp.	184,500	8,553,420
		8,701,736
Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	221,086	3,269,862
General Motors Co.	90,078	2,877,091
		6,146,953
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	5,481	336,205
Johnson Controls, Inc.	38,100	1,676,400
		2,012,605
Banks-Commercial — 0.7%
BB&T Corp.	112,131	4,172,395
M&T Bank Corp.	4,389	541,120
Regions Financial Corp.	123,023	1,235,151
Zions Bancorporation	3,372	97,990
		6,046,656
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	39,134	1,515,660
Northern Trust Corp.	49,865	3,392,316
State Street Corp.	6,479	476,919
		5,384,895
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 5.3%
Capital One Financial Corp.	18,668	$1,523,682
PNC Financial Services Group, Inc.	138,978	11,893,737
SunTrust Banks, Inc.	90,057	3,424,868
US Bancorp	143,766	6,013,732
Wells Fargo & Co.	425,190	22,054,605
		44,910,624
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	44,634	1,904,087
Dr Pepper Snapple Group, Inc.	3,374	216,982
PepsiCo, Inc.	44,847	4,174,807
		6,295,876
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	2,154	194,334
Diageo PLC ADR	32,900	3,796,660
		3,990,994
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	40,370	4,475,015
Molson Coors Brewing Co., Class B	5,294	394,085
		4,869,100
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	88,800	3,650,568
USG Corp.†	37,100	1,019,879
		4,670,447
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	1,085	139,900
Vulcan Materials Co.	35,882	2,161,173
		2,301,073
Building Products-Wood — 0.2%
Masco Corp.	71,868	1,719,083
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	11,030	226,336
Lennar Corp., Class A	3,194	124,023
PulteGroup, Inc.	230,553	4,071,566
		4,421,925
Cable/Satellite TV — 0.3%
Cablevision Systems Corp., Class A	77,114	1,350,266
Comcast Corp., Class A	26,100	1,403,658
		2,753,924
Cellular Telecom — 0.2%
Vodafone Group PLC	154,087	510,587
Vodafone Group PLC ADR	46,418	1,526,688
		2,037,275
Chemicals-Diversified — 1.0%
Dow Chemical Co.	102,329	5,366,133
E.I. du Pont de Nemours & Co.	38,688	2,776,251
		8,142,384
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	1,107	106,139
Sigma-Aldrich Corp.	1,741	236,794
		342,933

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Coal — 0.3%
CONSOL Energy, Inc.	63,655	$2,409,978
Commercial Services — 0.0%
Quanta Services, Inc.†	4,542	164,829
Commercial Services-Finance — 0.2%
H&R Block, Inc.	3,111	96,472
McGraw Hill Financial, Inc.	3,694	311,958
Western Union Co.	72,219	1,158,393
		1,566,823
Computer Services — 0.8%
Accenture PLC, Class A	9,237	751,153
Computer Sciences Corp.	26,624	1,628,058
International Business Machines Corp.	24,070	4,569,208
		6,948,419
Computers — 0.5%
Apple, Inc.	22,700	2,287,025
Hewlett-Packard Co.	62,067	2,201,516
		4,488,541
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,526	105,890
Computers-Memory Devices — 1.0%
EMC Corp.	288,367	8,437,619
NetApp, Inc.	3,398	145,978
		8,583,597
Consumer Products-Misc. — 0.4%
Clorox Co.	27,400	2,631,496
Kimberly-Clark Corp.	5,099	548,499
		3,179,995
Containers-Metal/Glass — 0.0%
Ball Corp.	2,394	151,469
Owens-Illinois, Inc.†	2,303	59,993
		211,462
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	3,322	126,302
Cosmetics & Toiletries — 0.7%
Avon Products, Inc.	108,228	1,363,673
Colgate-Palmolive Co.	11,135	726,224
Procter & Gamble Co.	48,624	4,071,774
		6,161,671
Cruise Lines — 0.8%
Carnival Corp.	76,279	3,064,127
Norwegian Cruise Line Holdings, Ltd.†	89,700	3,230,994
		6,295,121
Data Processing/Management — 0.0%
Paychex, Inc.	3,586	158,501
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	2,122	96,763
Patterson Cos., Inc.	2,878	119,236
		215,999
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	2,171	158,787
Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.2%
Genuine Parts Co.	21,851	$1,916,551
Diversified Banking Institutions — 6.4%
Bank of America Corp.	629,027	10,724,910
Citigroup, Inc.	221,647	11,485,748
Goldman Sachs Group, Inc.	30,627	5,622,198
JPMorgan Chase & Co.	407,151	24,526,776
Morgan Stanley	50,931	1,760,685
		54,120,317
Diversified Manufacturing Operations — 3.9%
Dover Corp.	1,662	133,509
Eaton Corp. PLC	98,913	6,268,117
General Electric Co.	839,249	21,501,559
Illinois Tool Works, Inc.	52,759	4,453,915
Ingersoll-Rand PLC	3,914	220,593
Leggett & Platt, Inc.	4,565	159,410
Parker-Hannifin Corp.	2,029	231,610
Pentair PLC	2,498	163,594
		33,132,307
Diversified Operations — 0.0%
Leucadia National Corp.	5,692	135,697
E-Commerce/Products — 0.1%
eBay, Inc.†	12,396	701,985
E-Commerce/Services — 0.0%
Expedia, Inc.	1,353	118,550
Electric Products-Misc. — 0.4%
Emerson Electric Co.	57,720	3,612,118
Electric-Generation — 0.2%
AES Corp.	95,230	1,350,361
Electric-Integrated — 3.3%
Ameren Corp.	8,069	309,285
American Electric Power Co., Inc.	16,252	848,517
CMS Energy Corp.	9,145	271,241
Consolidated Edison, Inc.	9,741	551,925
Dominion Resources, Inc.	9,689	669,413
DTE Energy Co.	5,886	447,807
Duke Energy Corp.	67,603	5,054,676
Edison International	48,736	2,725,317
Entergy Corp.	43,273	3,346,301
Exelon Corp.	94,574	3,224,028
FirstEnergy Corp.	64,079	2,151,132
Integrys Energy Group, Inc.	2,659	172,356
NextEra Energy, Inc.	14,512	1,362,387
Northeast Utilities	10,509	465,549
Pepco Holdings, Inc.	8,348	223,392
PG&E Corp.	15,678	706,137
Pinnacle West Capital Corp.	3,672	200,638
PPL Corp.	22,095	725,600
Public Service Enterprise Group, Inc.	16,826	626,600
SCANA Corp.	4,724	234,358
Southern Co.	29,788	1,300,246
TECO Energy, Inc.	7,759	134,851
Wisconsin Energy Corp.	7,500	322,500
Xcel Energy, Inc.	73,507	2,234,613
		28,308,869

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	2,341	$121,709
Jabil Circuit, Inc.	6,646	134,050
Koninklijke Philips NV	115,300	3,656,163
TE Connectivity, Ltd.	5,580	308,518
		4,220,440
Electronic Components-Semiconductors — 2.1%
Altera Corp.	6,063	216,934
Avago Technologies, Ltd.	3,432	298,584
Broadcom Corp., Class A	17,886	722,952
Intel Corp.	385,356	13,418,096
NVIDIA Corp.	8,903	164,260
Texas Instruments, Inc.	57,502	2,742,271
Xilinx, Inc.	4,018	170,162
		17,733,259
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	3,549	202,222
FLIR Systems, Inc.	1,603	50,238
		252,460
Electronic Security Devices — 0.1%
Allegion PLC	1,885	89,802
Tyco International, Ltd.	6,932	308,959
		398,761
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,868	341,063
Engineering/R&D Services — 0.1%
Fluor Corp.	5,238	349,846
Jacobs Engineering Group, Inc.†	4,425	216,029
		565,875
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,934	255,249
Enterprise Software/Service — 0.3%
CA, Inc.	26,323	735,465
Oracle Corp.	49,751	1,904,468
		2,639,933
Filtration/Separation Products — 0.0%
Pall Corp.	1,208	101,110
Finance-Consumer Loans — 0.0%
Navient Corp.	8,230	145,753
Finance-Credit Card — 0.3%
American Express Co.	31,300	2,740,002
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	3,841	86,768
Finance-Other Services — 0.5%
CME Group, Inc.	10,505	839,927
Intercontinental Exchange, Inc.	14,700	2,867,235
NASDAQ OMX Group, Inc.	3,928	166,626
		3,873,788
Food-Confectionery — 0.0%
J.M. Smucker Co.	1,829	181,053
Security Description	Shares	Value (Note 2)
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,698	$87,260
Tyson Foods, Inc., Class A	9,741	383,503
		470,763
Food-Misc./Diversified — 1.2%
Campbell Soup Co.	53,954	2,305,455
ConAgra Foods, Inc.	23,251	768,213
General Mills, Inc.	9,167	462,475
Kellogg Co.	4,082	251,451
Kraft Foods Group, Inc.	57,800	3,259,920
McCormick & Co., Inc.	17,672	1,182,257
Mondelez International, Inc., Class A	56,068	1,921,170
		10,150,941
Food-Retail — 0.1%
Kroger Co.	16,260	845,520
Whole Foods Market, Inc.	4,565	173,972
		1,019,492
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	19,514	740,556
Gas-Distribution — 1.1%
AGL Resources, Inc.	3,974	204,025
CenterPoint Energy, Inc.	14,294	349,774
National Grid PLC ADR	57,100	4,104,348
NiSource, Inc.	100,387	4,113,860
Sempra Energy	7,687	810,056
		9,582,063
Gold Mining — 0.3%
Barrick Gold Corp.	61,600	903,056
Newmont Mining Corp.	65,087	1,500,255
		2,403,311
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	87,871	3,023,641
Hotel/Motels — 0.0%
Marriott International, Inc., Class A	3,044	212,776
Independent Power Producers — 0.0%
NRG Energy, Inc.	11,231	342,321
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,742	356,954
Airgas, Inc.	825	91,286
Praxair, Inc.	3,982	513,678
		961,918
Instruments-Controls — 0.5%
Honeywell International, Inc.	42,349	3,943,539
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,765	76,954
Waters Corp.†	1,117	110,717
		187,671
Insurance Brokers — 0.9%
Marsh & McLennan Cos., Inc.	135,205	7,076,630
Willis Group Holdings PLC	16,100	666,540
		7,743,170

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 0.8%
Aflac, Inc.	15,067	$877,653
Lincoln National Corp.	4,775	255,845
Principal Financial Group, Inc.	77,822	4,083,320
Sun Life Financial, Inc.	31,300	1,135,251
Unum Group	8,474	291,336
		6,643,405
Insurance-Multi-line — 1.6%
ACE, Ltd.	36,014	3,776,788
Allstate Corp.	14,414	884,587
American International Group, Inc.(1)	47,454	2,563,465
Assurant, Inc.	2,374	152,648
Cincinnati Financial Corp.	4,898	230,451
Genworth Financial, Inc., Class A†	16,516	216,360
Hartford Financial Services Group, Inc.	14,892	554,727
Loews Corp.	36,140	1,505,592
MetLife, Inc.	68,105	3,658,601
XL Group PLC	8,830	292,891
		13,836,110
Insurance-Property/Casualty — 0.4%
Chubb Corp.	22,398	2,040,010
Progressive Corp.	17,900	452,512
Travelers Cos., Inc.	11,276	1,059,267
		3,551,789
Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	60,629	8,375,290
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	838	99,504
Internet Security — 0.5%
Symantec Corp.	191,763	4,508,348
Investment Management/Advisor Services — 1.2%
BlackRock, Inc.	11,900	3,907,008
Invesco, Ltd.	104,050	4,107,894
Legg Mason, Inc.	38,989	1,994,677
Och-Ziff Capital Management Group LLC, Class A	6,000	64,260
		10,073,839
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	20,880	2,067,747
Joy Global, Inc.	34,165	1,863,359
		3,931,106
Machinery-Farming — 0.4%
Deere & Co.	36,120	2,961,479
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,364	199,540
Machinery-Pumps — 0.2%
Xylem, Inc.	52,730	1,871,388
Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	1,622	165,687
Intuitive Surgical, Inc.†	442	204,124
Medtronic, Inc.	14,008	867,796
		1,237,607
Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,355	$137,871
Quest Diagnostics, Inc.	33,803	2,051,166
		2,189,037
Medical Products — 1.0%
Baxter International, Inc.	45,477	3,263,884
CareFusion Corp.†	3,913	177,063
Covidien PLC	56,513	4,888,940
Hospira, Inc.†	3,030	157,651
Varian Medical Systems, Inc.†	1,304	104,476
Zimmer Holdings, Inc.	1,910	192,051
		8,784,065
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	36,250	5,091,675
Vertex Pharmaceuticals, Inc.†	30,500	3,425,455
		8,517,130
Medical-Drugs — 5.7%
Abbott Laboratories	50,009	2,079,874
Bristol-Myers Squibb Co.	151,698	7,763,904
Eli Lilly & Co.	32,699	2,120,530
GlaxoSmithKline PLC	57,329	1,313,227
Johnson & Johnson	82,556	8,799,644
Mallinckrodt PLC†	3,767	339,595
Merck & Co., Inc.	230,937	13,689,945
Pfizer, Inc.	228,516	6,757,218
Roche Holding AG ADR	146,600	5,422,734
Zoetis, Inc.	5,667	209,396
		48,496,067
Medical-HMO — 0.7%
Aetna, Inc.	11,793	955,233
Humana, Inc.	5,130	668,388
UnitedHealth Group, Inc.	32,313	2,786,996
WellPoint, Inc.	9,121	1,091,054
		5,501,671
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,986	117,949
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,828	295,904
Cardinal Health, Inc.	11,196	838,804
McKesson Corp.	4,313	839,612
		1,974,320
Metal-Aluminum — 0.1%
Alcoa, Inc.	39,121	629,457
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	34,556	1,128,253
Multimedia — 1.4%
Pearson PLC	40,610	816,353
Thomson Reuters Corp.	77,700	2,829,057
Time Warner, Inc.	55,193	4,151,066
Twenty-First Century Fox, Inc., Class A	28,187	966,532
Walt Disney Co.	34,332	3,056,578
		11,819,586

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description			Shares	Value (Note 2)
COMMON STOCKS (continued)
Networking Products — 1.8%
Cisco Systems, Inc.			610,935	$15,377,234
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.			8,399	327,729
Waste Management, Inc.			6,491	308,517
				636,246
Office Automation & Equipment — 0.1%
Xerox Corp.			36,050	476,942
Office Supplies & Forms — 0.0%
Avery Dennison Corp.			3,117	139,174
Oil & Gas Drilling — 0.3%
Diamond Offshore Drilling, Inc.			37,335	1,279,471
Ensco PLC, Class A			7,773	321,103
Nabors Industries, Ltd.			9,624	219,042
Noble Corp. PLC			8,456	187,892
Transocean, Ltd.			11,322	361,964
				2,369,472
Oil Companies-Exploration & Production — 4.3%
Anadarko Petroleum Corp.			27,709	2,810,801
Apache Corp.			69,420	6,516,455
BG Group PLC			245,478	4,536,706
Chesapeake Energy Corp.			8,808	202,496
Cimarex Energy Co.			1,071	135,514
ConocoPhillips			56,592	4,330,420
Denbury Resources, Inc.			11,716	176,092
Devon Energy Corp.			12,789	871,954
EOG Resources, Inc.			46,000	4,554,920
Hess Corp.			47,199	4,451,810
Newfield Exploration Co.†			1,818	67,393
Occidental Petroleum Corp.			14,001	1,346,196
QEP Resources, Inc.			5,510	169,598
Southwestern Energy Co.†			151,200	5,284,440
Talisman Energy, Inc.			134,000	1,159,100
				36,613,895
Oil Companies-Integrated — 6.8%
BP	PL	C ADR	33,604	1,476,896
Chevron Corp.			200,671	23,944,064
Exxon Mobil Corp.			194,843	18,324,984
Marathon Oil Corp.			146,131	5,493,064
Murphy Oil Corp.			51,951	2,956,531
Phillips 66			18,587	1,511,309
Royal Dutch Shell PLC ADR			55,000	4,187,150
				57,893,998
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†			6,748	447,932
National Oilwell Varco, Inc.			7,297	555,302
				1,003,234
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.			5,277	446,803
Tesoro Corp.			4,265	260,080
Valero Energy Corp.			17,559	812,455
				1,519,338
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.9%
Baker Hughes, Inc.	14,468	$941,288
Halliburton Co.	67,700	4,367,327
Schlumberger, Ltd.	22,500	2,288,025
		7,596,640
Paper & Related Products — 1.2%
International Paper Co.	177,290	8,463,824
MeadWestvaco Corp.	42,803	1,752,355
		10,216,179
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	24,792	1,751,059
Pipelines — 0.2%
ONEOK, Inc.	6,918	453,475
Spectra Energy Corp.	11,825	464,249
Williams Cos., Inc.	12,302	680,916
		1,598,640
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	8,325	550,449
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	7,504	222,644
New York Times Co., Class A	65,400	733,788
News Corp., Class A†	24,500	400,575
		1,357,007
Publishing-Periodicals — 0.0%
Nielsen NV	4,553	201,834
Real Estate Investment Trusts — 1.5%
Apartment Investment & Management Co., Class A	2,527	80,409
AvalonBay Communities, Inc.	2,574	362,857
Boston Properties, Inc.	2,546	294,725
Digital Realty Trust, Inc.	20,300	1,266,314
Equity Residential	6,496	400,024
Essex Property Trust, Inc.	908	162,305
General Growth Properties, Inc.	11,896	280,151
HCP, Inc.	15,259	605,935
Health Care REIT, Inc.	3,341	208,378
Host Hotels & Resorts, Inc.	189,611	4,044,403
Iron Mountain, Inc.	3,201	104,513
Kimco Realty Corp.	7,518	164,719
Plum Creek Timber Co., Inc.	2,533	98,812
Prologis, Inc.	6,818	257,039
Public Storage	2,074	343,952
Simon Property Group, Inc.	4,341	713,747
Ventas, Inc.	4,992	309,254
Vornado Realty Trust	2,728	272,691
Weyerhaeuser Co.	86,827	2,766,308
		12,736,536
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,969	88,298

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.6%
Coach, Inc.	21,853	$778,185
Gap, Inc.	3,098	129,156
L Brands, Inc.	2,940	196,921
PVH Corp.	33,814	4,096,566
Urban Outfitters, Inc.†	1,324	48,591
		5,249,419
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,602	130,907
CarMax, Inc.†	3,208	149,011
		279,918
Retail-Building Products — 0.8%
Home Depot, Inc.	63,367	5,813,289
Lowe's Cos., Inc.	13,131	694,892
		6,508,181
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,986	81,823
Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	91,132	3,061,124
Retail-Discount — 0.9%
Costco Wholesale Corp.	14,576	1,826,664
Dollar General Corp.†	5,449	332,988
Family Dollar Stores, Inc.	3,183	245,855
Target Corp.	21,076	1,321,044
Wal-Mart Stores, Inc.	52,514	4,015,746
		7,742,297
Retail-Drug Store — 0.5%
CVS Health Corp.	38,516	3,065,489
Walgreen Co.	15,512	919,396
		3,984,885
Retail-Jewelry — 0.0%
Tiffany & Co.	1,800	173,358
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	61,178	4,182,740
Retail-Office Supplies — 0.2%
Staples, Inc.	156,024	1,887,890
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,619	113,476
Retail-Regional Department Stores — 0.8%
Kohl's Corp.	58,607	3,576,785
Macy's, Inc.	48,444	2,818,472
		6,395,257
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	4,400	226,424
McDonald's Corp.	14,042	1,331,322
Yum! Brands, Inc.	5,849	421,011
		1,978,757
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	16,003	155,549
People's United Financial, Inc.	5,160	74,665
		230,214
Security Description	Shares	Value (Note 2)
Security Services — 0.0%
ADT Corp.	5,787	$205,207
Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	44,938	2,223,982
Linear Technology Corp.	3,411	151,414
Marvell Technology Group, Ltd.	305,600	4,119,488
Maxim Integrated Products, Inc.	179,448	5,426,507
QUALCOMM, Inc.	33,300	2,489,841
		14,411,232
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	136,529	2,950,392
Lam Research Corp.	2,695	201,316
		3,151,708
Steel-Producers — 0.8%
Nucor Corp.	58,704	3,186,453
Steel Dynamics, Inc.	155,250	3,510,203
		6,696,656
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,616	134,154
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	160,836	3,110,568
Telecommunication Equipment — 0.4%
Harris Corp.	40,347	2,679,041
Juniper Networks, Inc.	13,355	295,813
		2,974,854
Telephone-Integrated — 3.1%
AT&T, Inc.	341,440	12,032,346
CenturyLink, Inc.	59,982	2,452,664
Frontier Communications Corp.	33,327	216,959
Telefonica SA	76,043	1,177,045
Verizon Communications, Inc.	199,405	9,968,256
Windstream Holdings, Inc.	20,043	216,063
		26,063,333
Television — 0.3%
CBS Corp., Class B	41,050	2,196,175
Tobacco — 1.0%
Altria Group, Inc.	31,003	1,424,278
Imperial Tobacco Group PLC ADR	52,800	4,581,456
Philip Morris International, Inc.	22,859	1,906,440
Reynolds American, Inc.	5,124	302,316
		8,214,490
Tools-Hand Held — 0.3%
Snap-on, Inc.	850	102,918
Stanley Black & Decker, Inc.	31,297	2,778,861
		2,881,779
Toys — 0.3%
Hasbro, Inc.	1,679	92,337
Mattel, Inc.	88,207	2,703,544
		2,795,881
Transport-Rail — 0.1%
CSX Corp.	11,967	383,662

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	4,894	$324,570
Expeditors International of Washington, Inc.	3,504	142,192
FedEx Corp.	4,591	741,217
Ryder System, Inc.	1,765	158,797
United Parcel Service, Inc., Class B	29,600	2,909,384
		4,276,160
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	4,405	278,748
Total Common Stocks (cost $663,006,204)		798,496,307
EXCHANGE-TRADED FUNDS — 0.7%
iShares S&P 500 Value Index Fund (cost $5,871,872)	64,200	5,782,494
Total Long-Term Investment Securities (cost $668,878,076)		804,278,801
SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
T. Rowe Price Reserve Investment Fund (cost $28,681,930)	28,681,930	28,681,930
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$3,160,000	3,160,000
Security Description	Principal Amount	Value (Note 2)
Barclays Capital, Inc. Joint Repurchase Agreement(2)	$2,755,000	$2,755,000
BNP Paribas SA Joint Repurchase Agreement(2)	2,560,000	2,560,000
Deutsche Bank AG Joint Repurchase Agreement(2)	1,690,000	1,690,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(2)	2,950,000	2,950,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	1,622,000	1,622,000
Total Repurchase Agreements (cost $14,737,000)		14,737,000
TOTAL INVESTMENTS (cost $712,297,006)(3)	99.9%	847,697,731
Other assets less liabilities	0.1	969,044
NET ASSETS	100.0%	$848,666,775

†  Non-income producing security

(1)  Security represents an investment in an affliated company; see Note 8

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2014	$899,220	$886,200	$(13,020)

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$44,910,624	$—	$—	$44,910,624
Diversified Banking Institutions	54,120,317	—	—	54,120,317
Medical-Drugs	48,496,067	—	—	48,496,067
Oil Companies-Integrated	57,893,998	—	—	57,893,998
Other Industries*	593,075,301	—	—	593,075,301
Exchange-Traded Funds	5,782,494	—	—	5,782,494
Short-Term Investment Securities:
Registered Investment Companies	28,681,930	—	—	28,681,930
Repurchase Agreements	—	14,737,000	—	14,737,000
Total	$832,960,731	$14,737,000	$—	$847,697,731
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$13,020	$—	$—	$13,020

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	4.3%
Medical-Biomedical/Gene	3.2
Medical-Drugs	2.5
Repurchase Agreements	2.4
Retail-Restaurants	2.4
Hotels/Motels	2.0
Electronic Components-Semiconductors	2.0
E-Commerce/Services	2.0
Retail-Apparel/Shoe	1.9
Commercial Services-Finance	1.9
Applications Software	1.7
Distribution/Wholesale	1.7
Airlines	1.5
Retail-Auto Parts	1.3
Real Estate Investment Trusts	1.3
Apparel Manufacturers	1.3
Medical Instruments	1.3
Exchange-Traded Funds	1.2
Enterprise Software/Service	1.2
Diversified Manufacturing Operations	1.2
Building Products-Cement	1.0
Consumer Products-Misc.	1.0
Semiconductor Components-Integrated Circuits	0.9
Coatings/Paint	0.9
Filtration/Separation Products	0.9
Internet Infrastructure Software	0.8
Machinery-General Industrial	0.8
Computer Services	0.8
Internet Content-Information/News	0.8
Consulting Services	0.8
Chemicals-Specialty	0.8
Transport-Rail	0.8
Food-Retail	0.8
Wireless Equipment	0.8
Data Processing/Management	0.8
Coffee	0.8
Medical Information Systems	0.8
Auto/Truck Parts & Equipment-Original	0.8
Investment Management/Advisor Services	0.8
Internet Content-Entertainment	0.8
Finance-Investment Banker/Broker	0.8
Beverages-Non-alcoholic	0.7
Human Resources	0.7
Computer Software	0.7
Retail-Jewelry	0.7
Retail-Discount	0.7
Transport-Truck	0.7
Computers-Memory Devices	0.7
Medical-Generic Drugs	0.7
Engineering/R&D Services	0.7
E-Commerce/Products	0.7
Medical Products	0.7
Web Hosting/Design	0.6
Motorcycle/Motor Scooter	0.6
Industrial Automated/Robotic	0.6
Physicians Practice Management	0.6
Commercial Services	0.6
Machinery-Pumps	0.6
Hazardous Waste Disposal	0.6
Entertainment Software	0.6
Publishing-Periodicals	0.6%
Real Estate Management/Services	0.6
Casino Hotels	0.6
Broadcast Services/Program	0.6
Appliances	0.5
Instruments-Controls	0.5
Multimedia	0.5
Satellite Telecom	0.5
Finance-Other Services	0.5
Retail-Automobile	0.5
Chemicals-Diversified	0.5
Transactional Software	0.5
Power Converter/Supply Equipment	0.5
Lighting Products & Systems	0.5
Electronic Measurement Instruments	0.5
Beverages-Wine/Spirits	0.5
Electronic Design Automation	0.5
Medical Labs & Testing Services	0.4
Building-Residential/Commercial	0.4
Semiconductor Equipment	0.4
Medical-Wholesale Drug Distribution	0.4
Patient Monitoring Equipment	0.4
Aerospace/Defense	0.4
Containers-Metal/Glass	0.4
Oil Field Machinery & Equipment	0.4
Advertising Agencies	0.4
Oil-Field Services	0.4
Cable/Satellite TV	0.4
Banks-Fiduciary	0.4
Vitamins & Nutrition Products	0.4
Electronic Components-Misc.	0.4
Food-Misc./Diversified	0.4
Transport-Services	0.4
Audio/Video Products	0.4
Financial Guarantee Insurance	0.3
Oil Refining & Marketing	0.3
Rental Auto/Equipment	0.3
Medical-HMO	0.3
Electric Products-Misc.	0.3
Diversified Financial Services	0.3
Food-Confectionery	0.3
Heart Monitors	0.3
Insurance-Multi-line	0.3
Electronic Connectors	0.3
Industrial Audio & Video Products	0.3
Insurance Brokers	0.3
Internet Security	0.3
Building & Construction Products-Misc.	0.3
Retail-Gardening Products	0.3
Industrial Gases	0.3
Auto-Heavy Duty Trucks	0.3
Computer Aided Design	0.3
Recreational Vehicles	0.3
Food-Dairy Products	0.3
Diagnostic Equipment	0.2
Auto-Cars/Light Trucks	0.2
Electronic Security Devices	0.2
Diagnostic Kits	0.2
Banks-Commercial	0.2
Soap & Cleaning Preparation	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Dental Supplies & Equipment	0.2%
Tobacco	0.2
Auction Houses/Art Dealers	0.2
Therapeutics	0.2
Medical-Hospitals	0.2
Computers-Integrated Systems	0.2
Retail-Misc./Diversified	0.2
Retail-Drug Store	0.2
Retail-Regional Department Stores	0.2
Computers-Other	0.2
Toys	0.2
Finance-Mortgage Loan/Banker	0.2
Retail-Pet Food & Supplies	0.2
Dialysis Centers	0.2
Instruments-Scientific	0.2
Drug Delivery Systems	0.2
Pharmacy Services	0.2
Retail-Mail Order	0.2
Food-Baking	0.2
Tools-Hand Held	0.2
Registered Investment Companies	0.2
Insurance-Property/Casualty	0.1
Cruise Lines	0.1
Containers-Paper/Plastic	0.1
Telecom Services	0.1
Steel Pipe & Tube	0.1
Oil & Gas Drilling	0.1
Retail-Perfume & Cosmetics	0.1
Metal Processors & Fabrication	0.1
Non-Hazardous Waste Disposal	0.1
Retail-Home Furnishings	0.1
Disposable Medical Products	0.1
Web Portals/ISP	0.1
Gas-Distribution	0.1
Retail-Major Department Stores	0.1
Decision Support Software	0.1
Aerospace/Defense-Equipment	0.1
Internet Incubators	0.1
Agricultural Chemicals	0.1
Radio	0.1
Footwear & Related Apparel	0.1
Quarrying	0.1
Telecommunication Equipment	0.1
Networking Products	0.1
Building Products-Wood	0.1
Retail-Sporting Goods	0.1
Transport-Marine	0.1
E-Services/Consulting	0.1
Food-Meat Products	0.1
Machinery-Construction & Mining	0.1
Pipelines	0.1
Respiratory Products	0.1
Independent Power Producers	0.1
Retail-Arts & Crafts	0.1
Internet Application Software	0.1
Electronic Forms	0.1
Rubber-Tires	0.1
Telephone-Integrated	0.1
Platinum	0.1
Building-Heavy Construction	0.1
Retail-Bedding	0.1%
Home Decoration Products	0.1
Finance-Auto Loans	0.1
Steel-Producers	0.1
Electric-Transmission	0.1
Retirement/Aged Care	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.4%
Advanced Materials — 0.0%
Hexcel Corp.†	1,786	$70,904
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	15,737	288,302
Omnicom Group, Inc.	6,420	442,081
		730,383
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	356	2,399
Lamar Advertising Co., Class A	1,450	71,413
		73,812
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	2,182	171,287
Spirit AeroSystems Holdings, Inc., Class A†	2,048	77,947
TransDigm Group, Inc.	2,666	491,424
		740,658
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	1,922	161,333
Triumph Group, Inc.	223	14,506
		175,839
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	600	167,532
Airlines — 1.5%
Alaska Air Group, Inc.	7,494	326,289
Copa Holdings SA, Class A	3,377	362,318
Southwest Airlines Co.	22,845	771,476
Spirit Airlines, Inc.†	10,588	732,054
United Continental Holdings, Inc.†	11,320	529,663
		2,721,800
Apparel Manufacturers — 1.3%
Carter's, Inc.	980	75,970
Hanesbrands, Inc.	7,618	818,478
Michael Kors Holdings, Ltd.†	3,731	266,356
Ralph Lauren Corp.	811	133,596
Under Armour, Inc., Class A†	3,159	218,287
VF Corp.	6,300	415,989
Vince Holding Corp.†	12,728	385,149
		2,313,825
Appliances — 0.5%
Whirlpool Corp.	6,747	982,701
Applications Software — 1.7%
Check Point Software Technologies, Ltd.†	1,600	110,784
Citrix Systems, Inc.†	4,708	335,869
Dealertrack Technologies, Inc.†	2,600	112,866
Intuit, Inc.	9,284	813,743
NetSuite, Inc.†	3,058	273,813
PTC, Inc.†	2,166	79,925
Red Hat, Inc.†	11,257	632,081
ServiceNow, Inc.†	9,870	580,159
Tableau Software, Inc., Class A†	2,596	188,599
		3,127,839
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	6,126	$175,387
Ritchie Bros. Auctioneers, Inc.	4,000	89,560
Sotheby's	3,000	107,160
		372,107
Audio/Video Products — 0.4%
Harman International Industries, Inc.	6,539	641,084
Auto-Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†	1,736	421,292
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	161	5,299
PACCAR, Inc.	8,533	485,314
		490,613
Auto/Truck Parts & Equipment-Original — 0.8%
Allison Transmission Holdings, Inc.	2,465	70,228
BorgWarner, Inc.	4,175	219,647
Delphi Automotive PLC	7,300	447,782
Lear Corp.	1,189	102,742
Tenneco, Inc.†	5,949	311,192
WABCO Holdings, Inc.†	2,834	257,752
		1,409,343
Banks-Commercial — 0.2%
BankUnited, Inc.	4,700	143,303
Signature Bank†	849	95,139
SVB Financial Group†	1,580	177,102
		415,544
Banks-Fiduciary — 0.4%
Northern Trust Corp.	10,100	687,103
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	4,591	203,657
Dr Pepper Snapple Group, Inc.	5,486	352,804
Monster Beverage Corp.†	8,715	798,904
		1,355,365
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	6,434	580,475
Constellation Brands, Inc., Class A†	2,730	237,947
		818,422
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	4,191	158,420
Discovery Communications, Inc., Class C†	17,391	648,336
Scripps Networks Interactive, Inc., Class A	1,929	150,636
Starz, Class A†	1,499	49,587
		1,006,979
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	2,927	163,912
Fortune Brands Home & Security, Inc.	7,467	306,968
USG Corp.†	1,700	46,733
		517,613
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	897	68,952

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 1.0%
Eagle Materials, Inc.	8,897	$905,981
Martin Marietta Materials, Inc.	4,507	581,133
Vulcan Materials Co.	4,400	265,012
		1,752,126
Building Products-Wood — 0.1%
Masco Corp.	6,511	155,743
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	1,799	104,072
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,159	33,936
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	839	43,208
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	483	9,911
Lennar Corp., Class A	13,577	527,195
NVR, Inc.†	77	87,012
Toll Brothers, Inc.†	4,700	146,452
		770,570
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	3,571	62,528
Charter Communications, Inc., Class A†	2,949	446,390
DISH Network Corp., Class A†	2,855	184,376
		693,294
Casino Hotels — 0.6%
MGM Resorts International†	12,478	284,249
Wynn Resorts, Ltd.	3,879	725,683
		1,009,932
Casino Services — 0.0%
Bally Technologies, Inc.†	716	57,781
Gaming and Leisure Properties, Inc.	257	7,941
		65,722
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	6,445	377,161
FMC Corp.	5,132	293,499
Huntsman Corp.	2,586	67,210
Rockwood Holdings, Inc.	85	6,498
Sociedad Quimica y Minera de Chile SA ADR	3,300	86,262
Westlake Chemical Corp.	640	55,418
		886,048
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	91	2,995
Chemicals-Specialty — 0.8%
Albemarle Corp.	591	34,810
Cabot Corp.	76	3,859
Cytec Industries, Inc.	156	7,377
Eastman Chemical Co.	2,496	201,901
International Flavors & Fragrances, Inc.	1,484	142,286
NewMarket Corp.	164	62,487
Platform Specialty Products Corp.†	31,009	775,845
Sigma-Aldrich Corp.	998	135,738
Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
W.R. Grace & Co.†	1,201	$109,219
		1,473,522
Coatings/Paint — 0.9%
RPM International, Inc.	5,955	272,620
Sherwin-Williams Co.	4,173	913,845
Valspar Corp.	4,844	382,628
		1,569,093
Coffee — 0.8%
Keurig Green Mountain, Inc.	10,916	1,420,499
Commercial Services — 0.6%
Aramark	713	18,752
Cintas Corp.	1,470	103,767
CoStar Group, Inc.†	5,198	808,497
Live Nation Entertainment, Inc.†	1,340	32,187
Quanta Services, Inc.†	3,943	143,091
		1,106,294
Commercial Services-Finance — 1.9%
Alliance Data Systems Corp.†	1,490	369,922
Equifax, Inc.	2,692	201,200
FleetCor Technologies, Inc.†	1,514	215,170
Global Payments, Inc.	3,356	234,517
H&R Block, Inc.	5,007	155,267
McGraw Hill Financial, Inc.	8,871	749,156
Moody's Corp.	6,752	638,064
Morningstar, Inc.	353	23,969
SEI Investments Co.	2,273	82,192
Total System Services, Inc.	2,366	73,251
Vantiv, Inc., Class A†	11,575	357,667
Western Union Co.	9,842	157,866
WEX, Inc.†	1,200	132,384
		3,390,625
Communications Software — 0.0%
SolarWinds, Inc.†	1,200	50,460
Computer Aided Design — 0.3%
ANSYS, Inc.†	2,290	173,284
Autodesk, Inc.†	5,578	307,348
		480,632
Computer Graphics — 0.0%
Atlassian Class A FDR†(1)(2)(3)	304	4,864
Atlassian Class A†(1)(2)(3)	441	7,056
Atlassian Series 1†(1)(2)(3)	775	12,400
Atlassian Series 2†(1)(2)(3)	2,075	33,200
		57,520
Computer Services — 0.8%
Computer Sciences Corp.	161	9,845
DST Systems, Inc.	448	37,596
IHS, Inc., Class A†	11,778	1,474,488
		1,521,929
Computer Software — 0.7%
Akamai Technologies, Inc.†	22,133	1,323,553

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems — 0.2%
Diebold, Inc.	1,179	$41,642
Jack Henry & Associates, Inc.	1,543	85,884
NCR Corp.†	294	9,823
Riverbed Technology, Inc.†	2,932	54,374
Teradata Corp.†	2,272	95,242
VeriFone Systems, Inc.†	2,035	69,963
		356,928
Computers-Memory Devices — 0.6%
NetApp, Inc.	2,183	93,782
SanDisk Corp.	10,687	1,046,791
		1,140,573
Computers-Other — 0.2%
3D Systems Corp.†	2,007	93,065
Stratasys, Ltd.†	1,912	230,931
		323,996
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	1,268	29,671
CoreLogic, Inc.†	8,400	227,388
Corporate Executive Board Co.	1,500	90,105
Gartner, Inc.†	6,347	466,314
Genpact, Ltd.†	4,621	75,415
Verisk Analytics, Inc., Class A†	9,639	586,919
		1,475,812
Consumer Products-Misc. — 1.0%
Clorox Co.	3,547	340,654
Jarden Corp.†	721	43,339
Samsonite International SA	192,990	620,115
Scotts Miracle-Gro Co., Class A	818	44,990
Spectrum Brands Holdings, Inc.	6,987	632,533
Tupperware Brands Corp.	921	63,586
		1,745,217
Containers-Metal/Glass — 0.4%
Ball Corp.	8,546	540,705
Crown Holdings, Inc.†	2,530	112,636
Owens-Illinois, Inc.†	1,812	47,203
Silgan Holdings, Inc.	796	37,412
		737,956
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,795	114,557
Sealed Air Corp.	3,942	137,497
		252,054
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	3,237	40,786
Coty, Inc., Class A	1,011	16,732
		57,518
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	2,534	91,275
Royal Caribbean Cruises, Ltd.	2,400	161,496
		252,771
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	2,203	$91,711
Dun & Bradstreet Corp.	241	28,310
Fidelity National Information Services, Inc.	7,851	442,012
Fiserv, Inc.†	8,551	552,694
Paychex, Inc.	7,546	333,533
		1,448,260
Decision Support Software — 0.1%
MSCI, Inc.	3,844	180,745
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	4,390	226,875
DENTSPLY International, Inc.	3,605	164,388
Patterson Cos., Inc.	139	5,759
		397,022
Diagnostic Equipment — 0.2%
Cepheid†	10,100	444,703
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,537	416,765
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,226	309,090
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,392	198,652
Distribution/Wholesale — 1.7%
Fastenal Co.	9,220	413,978
Fossil Group, Inc.†	2,450	230,055
Genuine Parts Co.	2,625	230,239
HD Supply Holdings, Inc.†	33,134	903,233
LKQ Corp.†	5,512	146,564
WESCO International, Inc.†	6,125	479,342
WW Grainger, Inc.	2,364	594,901
		2,998,312
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.	13,598	610,322
Diversified Manufacturing Operations — 1.2%
A.O. Smith Corp.	623	29,456
Colfax Corp.†	1,741	99,185
Crane Co.	324	20,480
Dover Corp.	2,244	180,261
Ingersoll-Rand PLC	419	23,615
ITT Corp.	377	16,942
Leggett & Platt, Inc.	1,250	43,650
Parker-Hannifin Corp.	1,449	165,403
Pentair PLC	8,841	578,997
Textron, Inc.	23,892	859,873
Trinity Industries, Inc.	2,167	101,242
		2,119,104
Diversified Operations — 0.0%
Leucadia National Corp.	1,103	26,296
Liberty TripAdvisor Holdings, Inc. Class A†	1,345	45,595
		71,891

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Drug Delivery Systems — 0.2%
Catalent, Inc.†	12,200	$305,366
E-Commerce/Products — 0.5%
MercadoLibre, Inc.	1,400	152,110
Vipshop Holdings, Ltd. ADR†	600	113,406
The Honest Company, Inc.†(1)(2)(3)	1,850	50,056
zulily, Inc., Class A†	15,742	596,464
		912,036
E-Commerce/Services — 1.8%
Coupons.com, Inc.†	5,809	69,476
Expedia, Inc.	1,847	161,834
Groupon, Inc.†	8,786	58,690
IAC/InterActiveCorp	560	36,904
Liberty Interactive Corp., Class A†	10,282	293,243
Liberty Ventures, Series A†	1,345	51,056
Netflix, Inc.†	4,753	2,144,459
TripAdvisor, Inc.†	3,934	359,646
Zillow, Inc., Class A†	567	65,766
		3,241,074
E-Services/Consulting — 0.1%
CDW Corp.	1,586	49,245
Sapient Corp.†	6,400	89,600
		138,845
Electric Products-Misc. — 0.3%
AMETEK, Inc.	8,380	420,760
Mobileye NV†	3,600	192,924
		613,684
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,718	96,842
Electronic Components-Misc. — 0.4%
Gentex Corp.	5,469	146,405
TE Connectivity, Ltd.	9,614	531,558
		677,963
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	11,279	38,461
Altera Corp.	13,939	498,737
ARM Holdings PLC ADR	7,700	336,413
Avago Technologies, Ltd.	4,562	396,894
Cree, Inc.†	1,220	49,959
First Solar, Inc.†	6,109	402,033
Freescale Semiconductor, Ltd.†	1,771	34,588
IPG Photonics Corp.†	3,007	206,821
Microchip Technology, Inc.	6,408	302,650
NVIDIA Corp.	1,670	30,812
ON Semiconductor Corp.†	4,132	36,940
Skyworks Solutions, Inc.	7,862	456,389
SunEdison, Inc.†	21,478	405,505
Xilinx, Inc.	10,399	440,398
		3,636,600
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,769	576,092
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	47,408	815,892
Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	6,176	$351,909
FLIR Systems, Inc.	1,810	56,725
National Instruments Corp.	1,816	56,169
Trimble Navigation, Ltd.†	12,564	383,202
		848,005
Electronic Parts Distribution — 0.0%
Avnet, Inc.	513	21,289
Electronic Security Devices — 0.2%
Allegion PLC	1,763	83,989
Tyco International, Ltd.	7,513	334,855
		418,844
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	775	46,190
Engineering/R&D Services — 0.7%
AECOM Technology Corp.†	27,591	931,197
Fluor Corp.	1,775	118,552
Foster Wheeler AG	1,821	57,580
Jacobs Engineering Group, Inc.†	2,500	122,050
		1,229,379
Enterprise Software/Service — 1.2%
Concur Technologies, Inc.†	1,470	186,426
Guidewire Software, Inc.†	3,700	164,058
Informatica Corp.†	1,804	61,769
Tyler Technologies, Inc.†	4,483	396,297
Veeva Systems, Inc., Class A†	33,966	956,822
Workday, Inc., Class A†	4,408	363,660
		2,129,032
Entertainment Software — 0.6%
Activision Blizzard, Inc.	42,823	890,290
Electronic Arts, Inc.†	4,400	156,684
		1,046,974
Filtration/Separation Products — 0.9%
CLARCOR, Inc.	1,800	113,544
Donaldson Co., Inc.	8,284	336,579
Pall Corp.	13,172	1,102,496
		1,552,619
Finance-Auto Loans — 0.1%
Ally Financial, Inc.†	4,418	102,233
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp.†	1,942	50,842
Santander Consumer USA Holdings, Inc.	109	1,941
SLM Corp.	2,625	22,470
		75,253
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	13,000	293,670
Lazard, Ltd., Class A	7,156	362,809
LPL Financial Holdings, Inc.	6,196	285,326
TD Ameritrade Holding Corp.	12,695	423,632
		1,365,437
Finance-Leasing Companies — 0.0%
Air Lease Corp.	119	3,868

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Mortgage Loan/Banker — 0.2%
FNF Group	9,900	$274,626
FNFV Group†	1,999	27,506
Nationstar Mtg. Holdings, Inc.†	355	12,155
		314,287
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	7,969	426,541
Intercontinental Exchange, Inc.	2,391	466,364
		892,905
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	28,627	634,374
Food-Baking — 0.2%
Flowers Foods, Inc.	15,088	277,016
Food-Confectionery — 0.3%
Hershey Co.	4,930	470,470
J.M. Smucker Co.	1,400	138,586
		609,056
Food-Dairy Products — 0.3%
WhiteWave Foods Co., Class A†	12,627	458,739
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,443	125,546
Tyson Foods, Inc., Class A	299	11,771
		137,317
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	2,110	90,160
Hain Celestial Group, Inc.†	838	85,769
Ingredion, Inc.	203	15,386
McCormick & Co., Inc.	6,883	460,473
		651,788
Food-Retail — 0.8%
Fresh Market, Inc.†	3,400	118,762
Kroger Co.	9,306	483,912
Sprouts Farmers Market, Inc.†	18,676	542,912
Whole Foods Market, Inc.	8,220	313,264
		1,458,850
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	632	61,418
Wolverine World Wide, Inc.	4,100	102,746
		164,164
Funeral Services & Related Items — 0.0%
Service Corp. International	3,033	64,118
Garden Products — 0.0%
Toro Co.	1,029	60,948
Gas-Distribution — 0.1%
NiSource, Inc.	4,600	188,508
Gold Mining — 0.0%
Eldorado Gold Corp.	13,300	89,642
Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	14,388	775,801
Stericycle, Inc.†	2,347	273,566
		1,049,367
Security Description	Shares	Value (Note 2)
Heart Monitors — 0.3%
HeartWare International, Inc.†	7,802	$605,669
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	2,996	103,092
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,110	62,349
Hotels/Motels — 2.0%
Choice Hotels International, Inc.	4,243	220,636
Diamond Resorts International, Inc.†	29,529	672,080
Extended Stay America, Inc.	4,900	116,326
Hilton Worldwide Holdings, Inc.†	2,470	60,836
Hyatt Hotels Corp., Class A†	41	2,481
Marriott International, Inc., Class A	8,102	566,330
Starwood Hotels & Resorts Worldwide, Inc.	15,142	1,259,966
Wyndham Worldwide Corp.	10,012	813,575
		3,712,230
Human Resources — 0.7%
Manpowergroup, Inc.	13,021	912,772
Robert Half International, Inc.	5,811	284,739
Team Health Holdings, Inc.†	2,300	133,377
		1,330,888
Independent Power Producers — 0.1%
Calpine Corp.†	5,698	123,647
Industrial Audio & Video Products — 0.3%
Imax Corp.†	19,735	541,923
Industrial Automated/Robotic — 0.6%
Cognex Corp.†	16,114	648,911
Nordson Corp.	2,675	203,487
Rockwell Automation, Inc.	2,528	277,777
		1,130,175
Industrial Gases — 0.3%
Airgas, Inc.	4,456	493,056
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,734	444,129
Sensata Technologies Holding NV†	10,600	472,018
		916,147
Instruments-Scientific — 0.2%
FEI Co.	1,800	135,756
PerkinElmer, Inc.	390	17,004
Waters Corp.†	1,548	153,438
		306,198
Insurance Brokers — 0.3%
Aon PLC	4,161	364,795
Arthur J. Gallagher & Co.	2,710	122,926
Brown & Brown, Inc.	127	4,083
Erie Indemnity Co., Class A	446	33,811
		525,615
Insurance-Multi-line — 0.3%
American Financial Group, Inc.	218	12,620
XL Group PLC	17,251	572,216
		584,836

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.1%
HCC Insurance Holdings, Inc.	1,700	$82,093
Progressive Corp.	6,900	174,432
		256,525
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc.	351	28,126
Internet Application Software — 0.1%
Splunk, Inc.†	2,159	119,522
Internet Content-Entertainment — 0.8%
Pandora Media, Inc.†	7,651	184,848
Shutterstock, Inc.†	7,052	503,372
Twitter, Inc.†	13,250	683,435
		1,371,655
Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	3,805	790,641
Yelp, Inc.†	10,612	724,269
		1,514,910
Internet Incubators — 0.1%
HomeAway, Inc.†	4,879	173,204
Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	10,548	1,252,469
TIBCO Software, Inc.†	8,571	202,533
		1,455,002
Internet Security — 0.3%
FireEye, Inc.†	1,269	38,781
VeriSign, Inc.†	8,701	479,599
		518,380
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	1,009	202,163
Ameriprise Financial, Inc.	1,213	149,660
Artisan Partners Asset Management, Inc., Class A	3,101	161,407
Eaton Vance Corp.	2,197	82,893
Federated Investors, Inc., Class B	1,261	37,023
Financial Engines, Inc.	2,400	82,116
Invesco, Ltd.	4,176	164,868
Legg Mason, Inc.	742	37,961
NorthStar Asset Management Group, Inc.	717	13,207
T. Rowe Price Group, Inc.	4,798	376,163
Waddell & Reed Financial, Inc., Class A	1,556	80,430
		1,387,891
Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	7,207	848,336
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	500	34,567
Machinery-Construction & Mining — 0.1%
Terex Corp.	4,300	136,611
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.8%
Babcock & Wilcox Co.	4,600	$127,374
IDEX Corp.	3,409	246,709
Manitowoc Co., Inc.	2,468	57,875
Middleby Corp.†	1,046	92,184
Roper Industries, Inc.	3,525	515,672
Wabtec Corp.	5,161	418,248
Zebra Technologies Corp., Class A†	921	65,363
		1,523,425
Machinery-Pumps — 0.6%
Flowserve Corp.	6,608	465,996
Graco, Inc.	4,206	306,954
Xylem, Inc.	9,333	331,228
		1,104,178
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	1,222	16,393
athenahealth, Inc.†	1,590	209,387
Cerner Corp.†	17,818	1,061,418
IMS Health Holdings, Inc.†	1,365	35,750
Medidata Solutions, Inc.†	2,000	88,580
		1,411,528
Medical Instruments — 1.3%
Boston Scientific Corp.†	2,295	27,104
Bruker Corp.†	6,611	122,403
DexCom, Inc.†	24,913	996,271
Edwards Lifesciences Corp.†	1,926	196,741
Intuitive Surgical, Inc.†	1,356	626,228
St Jude Medical, Inc.	3,342	200,954
Techne Corp.	328	30,684
Thoratec Corp.†	3,700	98,901
		2,299,286
Medical Labs & Testing Services — 0.4%
Covance, Inc.†	9,295	731,516
Laboratory Corp. of America Holdings†	613	62,373
		793,889
Medical Products — 0.7%
Cooper Cos., Inc.	647	100,770
Henry Schein, Inc.†	3,558	414,400
Hill-Rom Holdings, Inc.	69	2,859
Hospira, Inc.†	2,300	119,669
Sirona Dental Systems, Inc.†	3,248	249,057
Teleflex, Inc.	1,400	147,056
Varian Medical Systems, Inc.†	1,898	152,068
Zimmer Holdings, Inc.	229	23,026
		1,208,905
Medical-Biomedical/Gene — 3.2%
Alexion Pharmaceuticals, Inc.†	2,000	331,640
Alnylam Pharmaceuticals, Inc.†	5,861	457,744
BioMarin Pharmaceutical, Inc.†	6,165	444,866
Charles River Laboratories International, Inc.†	417	24,912
Cubist Pharmaceuticals, Inc.†	4,693	311,334
Illumina, Inc.†	2,547	417,504
Incyte Corp.†	14,600	716,130

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Intercept Pharmaceuticals, Inc.†	727	$172,074
Medivation, Inc.†	1,397	138,121
Myriad Genetics, Inc.†	3,897	150,307
NPS Pharmaceuticals, Inc.†	10,453	271,778
Puma Biotechnology, Inc.†	1,300	310,141
Regeneron Pharmaceuticals, Inc.†	2,128	767,187
Seattle Genetics, Inc.†	4,346	161,584
United Therapeutics Corp.†	1,875	241,219
Vertex Pharmaceuticals, Inc.†	8,471	951,378
		5,867,919
Medical-Drugs — 2.5%
ACADIA Pharmaceuticals, Inc.†	6,800	168,368
Alkermes PLC†	7,558	324,012
Endo International PLC†	7,680	524,851
Jazz Pharmaceuticals PLC†	2,384	382,775
Mallinckrodt PLC†	1,494	134,684
Ono Pharmaceutical Co., Ltd.	9,480	841,898
Pacira Pharmaceuticals, Inc.†	1,400	135,688
Quintiles Transnational Holdings, Inc.†	2,986	166,559
Salix Pharmaceuticals, Ltd.†	7,784	1,216,172
Zoetis, Inc.	19,750	729,763
		4,624,770
Medical-Generic Drugs — 0.7%
Actavis PLC†	3,534	852,684
Mylan, Inc.†	6,825	310,469
Perrigo Co. PLC	552	82,905
		1,246,058
Medical-HMO — 0.3%
Centene Corp.†	1,053	87,094
Cigna Corp.	1,982	179,747
Humana, Inc.	2,100	273,609
WellCare Health Plans, Inc.†	1,300	78,442
		618,892
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	566	39,914
Tenet Healthcare Corp.†	1,783	105,893
Universal Health Services, Inc., Class B	2,058	215,061
		360,868
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	591	19,420
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,424	728,475
Cardinal Health, Inc.	502	37,610
		766,085
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	7,300	207,685
Timken Co.	96	4,069
		211,754
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	271	16,450
Security Description	Shares	Value (Note 2)
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,469	$48,433
Motorcycle/Motor Scooter — 0.6%
Harley-Davidson, Inc.	19,880	1,157,016
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,076	48,452
Multimedia — 0.5%
FactSet Research Systems, Inc.	6,353	772,080
Markit Ltd†	6,000	140,100
		912,180
Networking Products — 0.1%
Fortinet, Inc.†	2,502	63,213
Palo Alto Networks, Inc.†	948	92,999
		156,212
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	804	17,061
Waste Connections, Inc.	3,974	192,818
		209,879
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,691	42,258
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	603	26,924
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.	255	11,141
Helmerich & Payne, Inc.	1,194	116,857
Nabors Industries, Ltd.	538	12,245
Patterson-UTI Energy, Inc.	1,348	43,850
Seadrill, Ltd.	1,915	51,245
		235,338
Oil Companies-Exploration & Production — 4.3%
Antero Resources Corp.†	2,668	146,447
Athlon Energy, Inc.†	4,935	287,365
Cabot Oil & Gas Corp.	15,321	500,843
Chesapeake Energy Corp.	2,212	50,854
Cimarex Energy Co.	1,792	226,742
Cobalt International Energy, Inc.†	5,822	79,179
Concho Resources, Inc.†	4,558	571,528
Continental Resources, Inc.†	3,370	224,038
Diamondback Energy, Inc.†	12,934	967,204
Energen Corp.	9,339	674,649
EQT Corp.	7,211	660,095
Gulfport Energy Corp.†	1,262	67,391
Kosmos Energy, Ltd.†	1,929	19,213
Laredo Petroleum, Inc.†	1,246	27,923
Noble Energy, Inc.	4,697	321,087
Oasis Petroleum, Inc.†	1,847	77,223
Pioneer Natural Resources Co.	6,397	1,260,017
QEP Resources, Inc.	417	12,835
Range Resources Corp.	10,793	731,873
Rice Energy, Inc.†	4,955	131,803
Seventy Seven Energy, Inc.†	157	3,727
SM Energy Co.	3,024	235,872
Southwestern Energy Co.†	6,447	225,323
Ultra Petroleum Corp.†	836	19,445

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Unit Corp.†	58	$3,402
Whiting Petroleum Corp.†	2,023	156,884
WPX Energy, Inc.†	5,300	127,518
		7,810,480
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	4,782	317,429
Dresser-Rand Group, Inc.†	1,396	114,835
Dril-Quip, Inc.†	745	66,603
FMC Technologies, Inc.†	4,295	233,262
		732,129
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	4,345	347,730
CVR Energy, Inc.	117	5,233
HollyFrontier Corp.	663	28,960
Murphy USA, Inc.†	396	21,012
PBF Energy, Inc., Class A	395	9,480
Tesoro Corp.	3,515	214,345
		626,760
Oil-Field Services — 0.4%
Core Laboratories NV	900	131,715
Frank's International NV	5,581	104,365
MRC Global, Inc.†	843	19,659
NOW, Inc.†	166	5,048
Oceaneering International, Inc.	4,872	317,508
RPC, Inc.	1,123	24,661
Superior Energy Services, Inc.	194	6,377
Targa Resources Corp.	688	93,685
		703,018
Paper & Related Products — 0.0%
International Paper Co.	1,226	58,529
Veritiv Corp.†	22	1,102
		59,631
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	20,584	758,520
Pharmacy Services — 0.2%
Catamaran Corp.†	7,001	295,092
Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	25,137	871,751
MEDNAX, Inc.†	4,398	241,099
		1,112,850
Pipelines — 0.1%
ONEOK, Inc.	2,012	131,887
Platinum — 0.1%
Stillwater Mining Co.†	7,000	105,210
Poultry — 0.0%
Pilgrim's Pride Corp.†	152	4,645
Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	15,032	609,397
Hubbell, Inc., Class B	2,073	249,859
SunPower Corp.†	75	2,541
		861,797
Security Description	Shares	Value (Note 2)
Precious Metals — 0.0%
Tahoe Resources, Inc.†	241	$4,892
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	360	5,926
Publishing-Periodicals — 0.6%
Nielsen NV	23,281	1,032,047
Quarrying — 0.1%
Compass Minerals International, Inc.	1,911	161,059
Radio — 0.1%
Sirius XM Holdings, Inc.†	47,345	165,234
Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A	1,510	48,048
Boston Properties, Inc.	335	38,780
CBS Outdoor Americas, Inc.	125	3,743
Columbia Property Trust, Inc.	341	8,140
Crown Castle International Corp.	13,295	1,070,646
Equity Lifestyle Properties, Inc.	1,101	46,638
Extra Space Storage, Inc.	2,117	109,174
Federal Realty Investment Trust	1,915	226,851
Health Care REIT, Inc.	2,978	185,738
Healthcare Trust of America, Inc., Class A	520	6,032
Iron Mountain, Inc.	2,788	91,028
NorthStar Realty Finance Corp.	717	12,669
Omega Healthcare Investors, Inc.	755	25,813
Plum Creek Timber Co., Inc.	1,558	60,778
Rayonier, Inc.	275	8,563
Tanger Factory Outlet Centers, Inc.	1,037	33,931
Taubman Centers, Inc.	1,079	78,767
Ventas, Inc.	2,542	157,477
Vornado Realty Trust	769	76,869
Weyerhaeuser Co.	1,020	32,497
		2,322,182
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	24,377	724,972
Jones Lang LaSalle, Inc.	2,017	254,828
Realogy Holdings Corp.†	1,155	42,966
		1,022,766
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	344	51,600
Recreational Vehicles — 0.3%
Polaris Industries, Inc.	3,103	464,798
Rental Auto/Equipment — 0.3%
Aaron's, Inc.	212	5,156
Avis Budget Group, Inc.†	1,925	105,663
Hertz Global Holdings, Inc.†	12,475	316,740
United Rentals, Inc.†	1,776	197,314
		624,873
Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	1,242	23,883
Six Flags Entertainment Corp.	1,330	45,739
		69,622

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Respiratory Products — 0.1%
ResMed, Inc.	2,563	$126,279
Retail-Apparel/Shoe — 1.9%
Abercrombie & Fitch Co., Class A	191	6,941
Chico's FAS, Inc.	1,231	18,182
Coach, Inc.	8,206	292,216
Foot Locker, Inc.	386	21,481
Gap, Inc.	4,832	201,446
Kate Spade & Co.†	29,466	772,893
L Brands, Inc.	6,784	454,392
Lululemon Athletica, Inc.†	3,000	126,030
PVH Corp.	1,316	159,433
Ross Stores, Inc.	18,155	1,372,155
Urban Outfitters, Inc.†	1,410	51,747
Zalando SE†*	1,357	36,850
		3,513,766
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	7,000	122,360
Retail-Auto Parts — 1.3%
Advance Auto Parts, Inc.	6,823	889,037
AutoZone, Inc.†	1,595	812,908
O'Reilly Automotive, Inc.†	4,637	697,219
		2,399,164
Retail-Automobile — 0.5%
AutoNation, Inc.†	1,328	66,812
CarMax, Inc.†	14,374	667,672
Copart, Inc.†	4,555	142,640
Penske Automotive Group, Inc.	345	14,003
		891,127
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,576	103,748
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	1,200	68,856
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	866	74,008
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	109	4,491
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,567	52,636
Retail-Discount — 0.7%
Big Lots, Inc.	315	13,561
Dollar General Corp.†	8,207	501,530
Dollar Tree, Inc.†	11,476	643,459
Family Dollar Stores, Inc.	1,647	127,214
		1,285,764
Retail-Drug Store — 0.2%
Rite Aid Corp.†	71,518	346,147
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,328	512,255
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	2,500	198,875
Security Description	Shares	Value (Note 2)
Retail-Jewelry — 0.7%
Signet Jewelers, Ltd.	6,644	$756,818
Tiffany & Co.	5,660	545,115
		1,301,933
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,419	294,173
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,532	173,113
Sears Holdings Corp.†	380	9,587
		182,700
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,178	42,349
Five Below, Inc.†	3,800	150,518
PriceSmart, Inc.	1,200	102,768
Sally Beauty Holdings, Inc.†	2,191	59,968
		355,603
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,975	233,386
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,412	309,237
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	290	11,577
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	316	34,438
Kohl's Corp.	209	12,755
Macy's, Inc.	5,101	296,776
		343,969
Retail-Restaurants — 2.4%
Bloomin' Brands, Inc.†	29,268	536,775
Brinker International, Inc.	4,886	248,160
Buffalo Wild Wings, Inc.†	3,453	463,634
Burger King Worldwide, Inc.	1,930	57,244
Chipotle Mexican Grill, Inc.†	2,481	1,653,810
Domino's Pizza, Inc.	1,016	78,191
Dunkin' Brands Group, Inc.	1,941	86,996
Panera Bread Co., Class A†	6,232	1,014,071
Papa John's International, Inc.	3,900	155,961
		4,294,842
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	105	6,185
Dick's Sporting Goods, Inc.	3,305	145,023
		151,208
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,662	64,386
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	2,938	94,662
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	5,032	113,648
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	31,416	895,356
EchoStar Corp., Class A†	193	9,411
		904,767

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	2,616	$129,466
Atmel Corp.†	7,687	62,111
Linear Technology Corp.	8,820	391,520
Maxim Integrated Products, Inc.	4,739	143,307
NXP Semiconductor NV†	13,040	892,327
		1,618,731
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	14,852	320,952
KLA-Tencor Corp.	4,861	382,949
Lam Research Corp.	787	58,789
Teradyne, Inc.	390	7,562
		770,252
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	757	78,887
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	5,782	405,665
Steel Pipe & Tube — 0.1%
TimkenSteel Corp.	47	2,185
Valmont Industries, Inc.	1,732	233,699
		235,884
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,159	97,479
Telecom Services — 0.1%
Level 3 Communications, Inc.†	3,078	140,757
tw telecom, Inc.†	2,518	104,774
		245,531
Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	2,297	65,131
CommScope Holding Co., Inc.†	1,137	27,186
Harris Corp.	398	26,427
Juniper Networks, Inc.	1,877	41,576
		160,320
Telephone-Integrated — 0.1%
Windstream Holdings, Inc.	10,301	111,045
Television — 0.0%
AMC Networks, Inc., Class A†	1,089	63,619
Theaters — 0.0%
Cinemark Holdings, Inc.	2,107	71,722
Regal Entertainment Group, Class A	379	7,535
		79,257
Therapeutics — 0.2%
Pharmacyclics, Inc.†	3,111	365,325
Tobacco — 0.2%
Lorillard, Inc.	6,621	396,664
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,048	247,972
Stanley Black & Decker, Inc.	318	28,235
		276,207
Security Description	Shares/ Principal Amount	Value (Note 2)
Toys — 0.2%
Hasbro, Inc.	1,781	$97,946
Mattel, Inc.	7,243	221,998
		319,944
Transactional Software — 0.5%
Solera Holdings, Inc.	15,484	872,678
Transport-Equipment & Leasing — 0.0%
AMERCO	75	19,642
Transport-Marine — 0.1%
Kirby Corp.†	1,041	122,682
Teekay Corp.	381	25,283
		147,965
Transport-Rail — 0.8%
Genesee & Wyoming, Inc., Class A†	2,538	241,897
Kansas City Southern	10,043	1,217,211
		1,459,108
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	4,910	325,631
Expeditors International of Washington, Inc.	7,904	320,745
		646,376
Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	4,780	353,959
Landstar System, Inc.	11,449	826,503
Old Dominion Freight Line, Inc.†	1,149	81,166
		1,261,628
Travel Services — 0.0%
Sabre Corp.	824	14,762
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.	1,391	60,856
Mead Johnson Nutrition Co.	6,490	624,468
		685,324
Web Hosting/Design — 0.6%
Equinix, Inc.	4,657	989,519
Rackspace Hosting, Inc.†	5,242	170,627
		1,160,146
Web Portals/ISP — 0.0%
Dropbox, Inc.†(1)(2)(3)	844	14,753
Wireless Equipment — 0.8%
Motorola Solutions, Inc.	3,022	191,232
SBA Communications Corp., Class A†	7,852	870,787
Ubiquiti Networks, Inc.	10,499	394,027
		1,456,046
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,421	34,573
Total Common Stocks (cost $134,758,045)		173,334,839
CONVERTIBLE PREFERRED SECURITIES — 0.7%
Computers-Memory Devices — 0.1%
Pure Storage, Inc. Series F†(1)(2)(3)	7,349	115,570

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
E-Commerce/Products — 0.2%
One Kings Lane, Inc. Series E.†(1)(2)(3)	11,800	$180,658
The Honest Company, Inc.†(1)(2)(3)	4,317	116,806
		297,464
E-Commerce/Services — 0.2%
Uber Technologies, Inc.†(1)(2)(3)	6,368	395,149
Electronic Forms — 0.1%
Docusign, Inc., Series B.†(1)(2)(3)	358	5,578
Docusign, Inc., Series B-1.†(1)(2)(3)	107	1,667
Docusign, Inc., Series D.†(1)(2)(3)	257	4,004
Docusign, Inc., Series E.†(1)(2)(3)	6,656	103,700
		114,949
Internet Infrastructure Software — 0.0%
New Relic, Inc. Series F.†(1)(2)(3)	2,935	84,921
Web Hosting/Design — 0.0%
AirBNB, Inc., Series D.†(1)(2)(3)	2,091	84,898
Web Portals/ISP — 0.1%
Dropbox, Inc., Class A-1.†(1)(2)(3)	5,146	97,465
Dropbox, Inc., Class C.†(1)(2)(3)	3,310	64,181
Dropbox, Inc., Series A.†(1)(2)(3)	1,047	19,830
		181,476
Total Convertible Preferred Securities (cost $1,195,654)		1,274,427
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell Midcap Growth Index Fund (cost $4,397,362)	24,410	2,156,624
PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(1)(2)(3)	1,588	25,408
Atlassian Series A†(1)(2)(3)	1,534	24,544
Total Preferred Securities (cost $49,952)		49,952
Total Long-Term Investment Securities (cost $140,401,013)		176,815,842
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
T. Rowe Price Reserve Investment Fund (cost $260,536)	260,536	260,536
REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(4)	915,000	915,000
Barclays Capital PLC Joint Repurchase Agreement(4)	790,000	790,000
BNP Paribas SA Joint Repurchase Agreement(4)	730,000	730,000
Deutsche Bank AG Joint Repurchase Agreement(4)	485,000	485,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	845,000	845,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	602,000	602,000
Total Repurchase Agreements (cost $4,367,000)		4,367,000
Security Description	Shares/ Principal Amount	Value (Note 2)
TOTAL INVESTMENTS (cost $145,028,549)(5)	99.9%	$181,443,378
Other assets less liabilities	0.1	115,407
NET ASSETS	100.0%	$181,558,785

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $36,850 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $1,446,708 representing 0.8% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Mid Cap Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks

Atlassian Class A FDR	04/09/2014	304	$4,864	$4,864	$16.00	0.00%
Atlassian Class A	04/09/2014	441	7,056	7,056	16.00	0.00
Atlassian Series 1	04/09/2014	775	12,400	12,400	16.00	0.01
Atlassian Series 2	04/09/2014	2,075	33,200	33,200	16.00	0.02
Dropbox, Inc.	05/01/2012	844	7,637	14,753	17.48	0.01
The Honest Company, Inc.	08/20/2014	1,850	50,056	50,056	27.06	0.03

Convertible Preferred Securities

AirBNB, Inc. Series D	04/16/2014	2,091	85,131	84,898	40.60	0.05
Dropbox, Inc. Class A-1	05/01/2012	5,146	46,567	97,465	18.94	0.05
Dropbox, Inc. Class C	01/28/2014	3,310	63,225	64,181	19.39	0.04
Dropbox, Inc. Series A	05/01/2012	1,047	9,474	19,830	18.94	0.01
Docusign, Inc. Series B	02/28/2014	358	4,702	5,578	15.58	0.00

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Convertible Preferred Securities (continued)

Docusign, Inc. Series B-1	02/28/2014	107	$1,405	$1,667	$15.58	0.00%
Docusign, Inc. Series D	02/28/2014	257	3,375	4,004	15.58	0.00
Docusign, Inc. Series E	02/28/2014	6,656	87,409	103,700	15.58	0.06
One Kings Lane, Inc. Series E	01/28/2014	11,800	181,921	180,658	15.31	0.10
New Relic, Inc. Series F	04/16/2014	2,935	84,921	84,921	28.93	0.05
Pure Storage, Inc. Series F	04/16/2014	7,349	115,570	115,570	15.73	0.06
The Honest Company, Inc	08/20/2014	4,317	116,806	116,806	27.06	0.06
Uber Technologies, Inc.	06/05/2014	6,368	395,148	395,149	62.05	0.22

Preferred Securities

Atlassian Class A FDR	04/09/2014	1,588	25,408	25,408	16.00	0.01
Atlassian Class A	04/09/2014	1,534	24,544	24,544	16.00	0.01
				$1,446,708		0.79%

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

FDR — Fiduciary Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	December 2014	$567,407	$546,160	$(21,247)

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Computer Graphics	$—	$—	$57,520	$57,520
E-Commerce/Products	861,980	—	50,056	912,036
Web Portals/ISP	—	—	14,753	14,753
Other Industries*	172,350,530	—	—	172,350,530
Convertible Preferred Securities	—	—	1,274,427	1,274,427
Exchange-Traded Funds	2,156,624	—	—	2,156,624
Preferred Securities	—	—	49,952	49,952
Short-Term Investment Securities:
Registered Investment Companies	260,536	—	—	260,536
Repurchase Agreements	—	4,367,000	—	4,367,000
Total	$175,629,670	$4,367,000	$1,446,708	$181,443,378
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$21,247	$—	$—	$21,247
Total	$21,247	$—	$—	$21,247

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $2,072,335 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.1%
Electric-Integrated	5.3
Oil Companies-Exploration & Production	3.9
Banks-Commercial	3.5
Insurance-Multi-line	3.4
Banks-Super Regional	2.7
Insurance-Life/Health	2.6
Investment Management/Advisor Services	2.0
Diversified Manufacturing Operations	1.9
Gas-Distribution	1.9
Electronic Components-Semiconductors	1.9
Aerospace/Defense-Equipment	1.8
Medical-HMO	1.8
Retail-Apparel/Shoe	1.5
Food-Misc./Diversified	1.5
Semiconductor Components-Integrated Circuits	1.5
Hotels/Motels	1.4
Insurance-Reinsurance	1.4
Repurchase Agreements	1.3
Medical-Wholesale Drug Distribution	1.2
Steel-Producers	1.2
Building & Construction Products-Misc.	1.2
Medical-Hospitals	1.2
Medical-Generic Drugs	1.2
Computers-Memory Devices	1.1
Medical-Drugs	1.1
Agricultural Chemicals	1.1
Exchange-Traded Funds	1.0
Data Processing/Management	1.0
Finance-Consumer Loans	0.9
Real Estate Management/Services	0.9
Paper & Related Products	0.9
Television	0.9
Building-Residential/Commercial	0.9
Medical Products	0.8
Chemicals-Diversified	0.8
Chemicals-Specialty	0.8
Finance-Investment Banker/Broker	0.8
Applications Software	0.8
Registered Investment Companies	0.8
Oil-Field Services	0.7
Insurance Brokers	0.7
Electronic Measurement Instruments	0.7
Food-Retail	0.7
Distribution/Wholesale	0.7
Insurance-Property/Casualty	0.6
E-Commerce/Services	0.6
Oil Refining & Marketing	0.6
Banks-Fiduciary	0.6
Food-Meat Products	0.6
Independent Power Producers	0.6
Tools-Hand Held	0.6
Office Automation & Equipment	0.6
Medical Instruments	0.6
Engineering/R&D Services	0.6
Consumer Products-Misc.	0.5
Containers-Paper/Plastic	0.5
Transport-Services	0.5
Computers-Integrated Systems	0.5
Retail-Regional Department Stores	0.5
Steel-Specialty	0.5%
Electronic Security Devices	0.5
Finance-Other Services	0.5
Coal	0.4
Semiconductor Equipment	0.4
Medical Labs & Testing Services	0.4
Instruments-Scientific	0.4
Electronic Components-Misc.	0.4
Appliances	0.4
Textile-Home Furnishings	0.4
Rental Auto/Equipment	0.4
Airlines	0.4
Retail-Office Supplies	0.4
Enterprise Software/Service	0.4
Coatings/Paint	0.4
Transport-Truck	0.4
Batteries/Battery Systems	0.3
Machinery-Construction & Mining	0.3
Entertainment Software	0.3
Electric-Transmission	0.3
Casino Hotels	0.3
Investment Companies	0.3
Transport-Rail	0.3
Oil & Gas Drilling	0.3
Oil Field Machinery & Equipment	0.3
Metal Processors & Fabrication	0.3
Transport-Marine	0.3
Steel Pipe & Tube	0.3
Gold Mining	0.2
Web Portals/ISP	0.2
Savings & Loans/Thrifts	0.2
Commercial Services-Finance	0.2
Retail-Vitamins & Nutrition Supplements	0.2
Metal-Aluminum	0.2
Publishing-Newspapers	0.2
Physicians Practice Management	0.2
Auto/Truck Parts & Equipment-Original	0.2
Internet Security	0.2
Consulting Services	0.2
Beverages-Wine/Spirits	0.2
Non-Hazardous Waste Disposal	0.2
Broadcast Services/Program	0.2
Telecommunication Equipment	0.2
Water	0.1
Agricultural Operations	0.1
Machinery-General Industrial	0.1
Cruise Lines	0.1
Wireless Equipment	0.1
Electric-Generation	0.1
Food-Confectionery	0.1
Electronics-Military	0.1
Oil Companies-Integrated	0.1
Brewery	0.1
Commercial Services	0.1
Retail-Restaurants	0.1
Finance-Mortgage Loan/Banker	0.1
Telephone-Integrated	0.1
Computer Services	0.1
Diagnostic Kits	0.1
Dialysis Centers	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Computer Aided Design	0.1%
Building Products-Cement	0.1
Telecom Services	0.1
Retail-Bedding	0.1
Dental Supplies & Equipment	0.1
Toys	0.1
Power Converter/Supply Equipment	0.1
Diversified Operations	0.1
Auto-Heavy Duty Trucks	0.1
Machine Tools & Related Products	0.1
Electronic Parts Distribution	0.1
Retail-Consumer Electronics	0.1
Retail-Discount	0.1
Pipelines	0.1
Casino Services	0.1
Real Estate Operations & Development	0.1
Security Services	0.1
Pharmacy Services	0.1
Electronic Design Automation	0.1
Retail-Sporting Goods	0.1
Human Resources	0.1
Medical-Biomedical/Gene	0.1
Schools	0.1
Financial Guarantee Insurance	0.1
Retail-Computer Equipment	0.1
Machinery-Farming	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.5%
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	780	$5,257
Aerospace/Defense — 0.0%
Rockwell Collins, Inc.	551	43,254
Spirit AeroSystems Holdings, Inc., Class A†	286	10,885
		54,139
Aerospace/Defense-Equipment — 1.8%
Alliant Techsystems, Inc.	7,197	918,625
Exelis, Inc.	96,338	1,593,430
Triumph Group, Inc.	47,238	3,072,832
		5,584,887
Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	10,010	2,794,992
Mosaic Co.	11,541	512,536
		3,307,528
Agricultural Operations — 0.1%
Bunge, Ltd.	5,077	427,636
Airlines — 0.4%
Alaska Air Group, Inc.	406	17,677
Copa Holdings SA, Class A	246	26,393
Southwest Airlines Co.	2,624	88,613
United Continental Holdings, Inc.†	21,457	1,003,973
		1,136,656
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	503	82,859
Appliances — 0.4%
Whirlpool Corp.	8,134	1,184,717
Applications Software — 0.8%
Check Point Software Technologies, Ltd.†	12,220	846,113
Citrix Systems, Inc.†	17,170	1,224,908
Nuance Communications, Inc.†	9,049	139,490
Red Hat, Inc.†	2,632	147,787
		2,358,298
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	2,883	82,540
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,583	52,096
Oshkosh Corp.	2,928	129,271
PACCAR, Inc.	1,027	58,411
		239,778
Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp.	557	48,130
TRW Automotive Holdings Corp.†	3,820	386,775
Visteon Corp.†	1,516	147,431
		582,336
Banks-Commercial — 3.5%
Associated Banc-Corp.	5,499	95,793
Bank of Hawaii Corp.	1,532	87,033
BankUnited, Inc.	3,505	106,867
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
BOK Financial Corp.	937	$62,292
CIT Group, Inc.	33,371	1,533,731
City National Corp.	1,641	124,175
Commerce Bancshares, Inc.	2,805	125,229
Cullen/Frost Bankers, Inc.	1,825	139,631
East West Bancorp, Inc.	30,545	1,038,530
First Horizon National Corp.	8,159	100,193
First Republic Bank	23,746	1,172,578
Fulton Financial Corp.	6,517	72,208
M&T Bank Corp.	34,803	4,290,862
PacWest Bancorp	3,514	144,882
Popular, Inc.†	3,568	105,024
Regions Financial Corp.	47,565	477,553
Signature Bank†	6,572	736,458
SVB Financial Group†	1,587	177,887
Synovus Financial Corp.	4,794	113,330
TCF Financial Corp.	5,746	89,235
Zions Bancorporation	6,990	203,129
		10,996,620
Banks-Fiduciary — 0.6%
Citizens Financial Group, Inc.†	59,100	1,384,122
Northern Trust Corp.	8,156	554,853
		1,938,975
Banks-Super Regional — 2.7%
Comerica, Inc.	32,466	1,618,755
Fifth Third Bancorp	119,913	2,400,658
Huntington Bancshares, Inc.	156,361	1,521,393
KeyCorp	30,467	406,125
SunTrust Banks, Inc.	68,678	2,611,824
		8,558,755
Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	8,669	1,068,107
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	5,681	495,156
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,687	348,900
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	5,969	466,119
Starz, Class A†	396	13,100
		479,219
Building & Construction Products-Misc. — 1.2%
Armstrong World Industries, Inc.†	43,832	2,454,592
Fortune Brands Home & Security, Inc.	28,509	1,172,005
Owens Corning	4,061	128,937
		3,755,534
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,511	271,698
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	10,073	206,698
Lennar Corp., Class A	25,761	1,000,300
PulteGroup, Inc.	13,059	230,622
Taylor Morrison Home Corp., Class A†	1,118	18,134

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Toll Brothers, Inc.†	39,559	$1,232,658
		2,688,412
Cable/Satellite TV — 0.0%
DISH Network Corp., Class A†	1,963	126,771
Casino Hotels — 0.3%
MGM Resorts International†	41,458	944,413
Casino Services — 0.1%
Gaming and Leisure Properties, Inc.	2,421	74,809
International Game Technology	8,519	143,715
		218,524
Cellular Telecom — 0.0%
U.S. Cellular Corp.†	458	16,250
Chemicals-Diversified — 0.8%
Axiall Corp.	21,100	755,591
Celanese Corp., Series A	25,982	1,520,467
Huntsman Corp.	2,072	53,851
Rockwood Holdings, Inc.	2,342	179,046
Westlake Chemical Corp.	208	18,011
		2,526,966
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,279	42,092
Chemicals-Specialty — 0.8%
Albemarle Corp.	27,026	1,591,831
Ashland, Inc.	2,687	279,717
Cabot Corp.	2,078	105,500
Cytec Industries, Inc.	2,174	102,809
Eastman Chemical Co.	466	37,695
Sigma-Aldrich Corp.	2,212	300,854
W.R. Grace & Co.†	362	32,920
		2,451,326
Coal — 0.4%
CONSOL Energy, Inc.	33,530	1,269,446
Peabody Energy Corp.	9,358	115,852
		1,385,298
Coatings/Paint — 0.4%
RPM International, Inc.	334	15,290
Valspar Corp.	13,744	1,085,639
		1,100,929
Commercial Services — 0.1%
Aramark	108	2,840
Cintas Corp.	693	48,919
Live Nation Entertainment, Inc.†	2,452	58,897
Quanta Services, Inc.†	5,581	202,535
		313,191
Commercial Services-Finance — 0.2%
Equifax, Inc.	1,956	146,191
Global Payments, Inc.	7,375	515,365
SEI Investments Co.	288	10,414
Total System Services, Inc.	1,312	40,620
		712,590
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,458	$185,997
Autodesk, Inc.†	1,654	91,135
		277,132
Computer Services — 0.1%
Computer Sciences Corp.	4,691	286,855
DST Systems, Inc.	194	16,280
		303,135
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.	55,350	601,655
NCR Corp.†	5,234	174,868
Teradata Corp.†	1,146	48,040
VeriFone Systems, Inc.†	22,061	758,457
		1,583,020
Computers-Memory Devices — 1.1%
NetApp, Inc.	26,007	1,117,261
SanDisk Corp.	16,074	1,574,448
Western Digital Corp.	7,677	747,126
		3,438,835
Computers-Other — 0.0%
Stratasys, Ltd.†	736	88,894
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,133	90,652
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	168	3,931
CoreLogic, Inc.†	3,167	85,731
Genpact, Ltd.†	4,908	80,099
Leidos Holdings, Inc.	2,213	75,972
Towers Watson & Co., Class A	2,239	222,780
Vectrus, Inc.†	2,252	43,984
		512,497
Consumer Products-Misc. — 0.5%
Clorox Co.	757	72,702
Jarden Corp.†	27,087	1,628,200
		1,700,902
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	1,093	47,884
Owens-Illinois, Inc.†	2,271	59,160
		107,044
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	3,478	132,233
Packaging Corp. of America	17,369	1,108,490
Rock-Tenn Co., Class A	4,948	235,426
Sonoco Products Co.	3,518	138,222
		1,614,371
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	8,870	111,762
Coty, Inc., Class A	514	8,507
		120,269
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	223	8,033
Royal Caribbean Cruises, Ltd.	5,728	385,437
		393,470

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 1.0%
Dun & Bradstreet Corp.	8,006	$940,465
Fidelity National Information Services, Inc.	37,094	2,088,392
Paychex, Inc.	1,223	54,057
		3,082,914
Decision Support Software — 0.0%
MSCI, Inc.	2,241	105,372
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,368	153,581
Patterson Cos., Inc.	2,698	111,778
		265,359
Diagnostic Kits — 0.1%
Alere, Inc.†	2,848	110,445
QIAGEN NV†	8,053	183,367
		293,812
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,003	292,779
Distribution/Wholesale — 0.7%
Arrow Electronics, Inc.†	3,435	190,127
Fossil Group, Inc.†	9,032	848,105
Genuine Parts Co.	339	29,734
Ingram Micro, Inc., Class A†	5,351	138,109
WESCO International, Inc.†	10,532	824,234
		2,030,309
Diversified Manufacturing Operations — 1.9%
A.O. Smith Corp.	1,427	67,469
Carlisle Cos., Inc.	8,691	698,583
Crane Co.	6,861	433,684
Dover Corp.	1,504	120,816
Ingersoll-Rand PLC	8,532	480,864
ITT Corp.	29,621	1,331,168
Leggett & Platt, Inc.	2,419	84,471
Parker Hannifin Corp.	2,398	273,732
Pentair PLC	6,215	407,020
SPX Corp.	1,511	141,928
Textron, Inc.	53,661	1,931,259
Trinity Industries, Inc.	1,250	58,400
		6,029,394
Diversified Operations — 0.1%
Leucadia National Corp.	10,627	253,348
E-Commerce/Services — 0.6%
Expedia, Inc.	7,344	643,481
IAC/InterActiveCorp	1,509	99,443
Liberty Interactive Corp., Class A†	42,874	1,222,767
		1,965,691
Electric-Generation — 0.1%
AES Corp.	25,017	354,741
Electric-Integrated — 5.3%
Alliant Energy Corp.	3,825	211,943
Ameren Corp.	8,369	320,784
CMS Energy Corp.	41,794	1,239,610
Consolidated Edison, Inc.	10,102	572,379
Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
DTE Energy Co.	6,105	$464,468
Edison International	44,530	2,490,118
Entergy Corp.	6,186	478,363
FirstEnergy Corp.	61,276	2,057,035
Great Plains Energy, Inc.	5,311	128,367
Hawaiian Electric Industries, Inc.	3,500	92,925
Integrys Energy Group, Inc.	2,757	178,709
MDU Resources Group, Inc.	6,609	183,796
Northeast Utilities	10,898	482,782
OGE Energy Corp.	6,868	254,872
Pepco Holdings, Inc.	8,657	231,661
PG&E Corp.	17,228	775,949
Pinnacle West Capital Corp.	3,806	207,960
Portland General Electric Co.	46,300	1,487,156
PPL Corp.	58,695	1,927,544
Public Service Enterprise Group, Inc.	17,449	649,801
SCANA Corp.	19,010	943,086
TECO Energy, Inc.	8,023	139,440
Westar Energy, Inc.	4,445	151,663
Wisconsin Energy Corp.	7,778	334,454
Xcel Energy, Inc.	22,370	680,048
		16,684,913
Electric-Transmission — 0.3%
ITC Holdings Corp.	27,403	976,369
Electronic Components-Misc. — 0.4%
AVX Corp.	1,605	21,314
Garmin, Ltd.	4,204	218,566
Gentex Corp.	2,067	55,334
Jabil Circuit, Inc.	7,010	141,392
Knowles Corp.†	2,932	77,698
TE Connectivity, Ltd.	12,200	674,538
Vishay Intertechnology, Inc.	4,666	66,677
		1,255,519
Electronic Components-Semiconductors — 1.9%
Altera Corp.	43,509	1,556,752
Broadcom Corp., Class A	62,649	2,532,273
Cree, Inc.†	1,900	77,805
First Solar, Inc.†	2,526	166,236
Freescale Semiconductor, Ltd.†	282	5,507
NVIDIA Corp.	68,190	1,258,106
ON Semiconductor Corp.†	7,406	66,210
Rovi Corp.†	3,266	64,487
SunEdison, Inc.†	6,280	118,566
		5,845,942
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,336	211,813
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	38,539	2,195,952
FLIR Systems, Inc.	1,464	45,882
		2,241,834
Electronic Parts Distribution — 0.1%
Avnet, Inc.	3,804	157,866
Tech Data Corp.†	1,315	77,401
		235,267

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Security Devices — 0.5%
Tyco International, Ltd.	32,317	$1,440,369
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,974	353,668
Engineering/R&D Services — 0.6%
AECOM Technology Corp.†	3,422	115,492
Fluor Corp.	2,134	142,530
Jacobs Engineering Group, Inc.†	25,161	1,228,360
KBR, Inc.	5,077	95,600
URS Corp.	2,378	136,997
		1,718,979
Enterprise Software/Service — 0.4%
CA, Inc.	11,033	308,262
Informatica Corp.†	23,741	812,892
		1,121,154
Entertainment Software — 0.3%
Activision Blizzard, Inc.	5,809	120,769
Electronic Arts, Inc.†	25,538	909,408
		1,030,177
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	429	17,430
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	978	22,631
Finance-Consumer Loans — 0.9%
Navient Corp.	95,045	1,683,247
Santander Consumer USA Holdings, Inc.	2,815	50,135
SLM Corp.	135,721	1,161,772
		2,895,154
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	9,951	224,793
Greenhill & Co., Inc.	16,096	748,303
Interactive Brokers Group, Inc., Class A	1,860	46,407
Raymond James Financial, Inc.	25,975	1,391,741
TD Ameritrade Holding Corp.	1,158	38,642
		2,449,886
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,289	106,892
Finance-Mortgage Loan/Banker — 0.1%
FNF Group	9,553	265,000
FNFV Group†	3,183	43,798
Nationstar Mtg. Holdings, Inc.†	54	1,849
		310,647
Finance-Other Services — 0.5%
Intercontinental Exchange, Inc.	2,287	446,079
NASDAQ OMX Group, Inc.	23,239	985,799
		1,431,878
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,831	129,215
MBIA, Inc.†	4,883	44,826
		174,041
Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,575	$353,889
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	48,999	1,929,091
Food-Misc./Diversified — 1.5%
Campbell Soup Co.	2,006	85,716
ConAgra Foods, Inc.	60,525	1,999,746
Hain Celestial Group, Inc.†	145	14,841
Ingredion, Inc.	10,435	790,869
Pinnacle Foods, Inc.	51,276	1,674,161
		4,565,333
Food-Retail — 0.7%
Kroger Co.	21,140	1,099,280
Safeway, Inc.	7,943	272,445
Whole Foods Market, Inc.	21,198	807,856
		2,179,581
Funeral Services & Related Items — 0.0%
Service Corp. International	1,635	34,564
Gas-Distribution — 1.9%
AGL Resources, Inc.	4,112	211,110
Atmos Energy Corp.	3,454	164,756
CenterPoint Energy, Inc.	14,822	362,694
National Fuel Gas Co.	2,896	202,691
NiSource, Inc.	10,860	445,043
Questar Corp.	6,040	134,631
Sempra Energy	38,085	4,013,397
UGI Corp.	5,952	202,904
Vectren Corp.	2,843	113,436
		5,850,662
Gold Mining — 0.2%
Newmont Mining Corp.	26,732	616,172
Royal Gold, Inc.	2,222	144,297
		760,469
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	552	29,764
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,883	133,614
Hotels/Motels — 1.4%
Choice Hotels International, Inc.	1,118	58,136
Hyatt Hotels Corp., Class A†	15,351	929,042
Marriott International, Inc., Class A	962	67,244
Starwood Hotels & Resorts Worldwide, Inc.	19,165	1,594,720
Wyndham Worldwide Corp.	21,500	1,747,090
		4,396,232
Human Resources — 0.1%
Manpowergroup, Inc.	2,745	192,424
Independent Power Producers — 0.6%
Calpine Corp.†	30,201	655,362
NRG Energy, Inc.	40,374	1,230,599
		1,885,961
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	29,466	1,284,718

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers — 0.7%
Aon PLC	2,373	$208,041
Arthur J. Gallagher & Co.	21,085	956,416
Brown & Brown, Inc.	3,920	126,028
Marsh & McLennan Cos., Inc.	19,100	999,694
		2,290,179
Insurance-Life/Health — 2.6%
Lincoln National Corp.	76,349	4,090,779
Principal Financial Group, Inc.	45,584	2,391,793
Protective Life Corp.	2,718	188,656
StanCorp Financial Group, Inc.	1,508	95,275
Torchmark Corp.	4,543	237,917
Unum Group	30,294	1,041,508
		8,045,928
Insurance-Multi-line — 3.4%
Allstate Corp.	24,500	1,503,565
American Financial Group, Inc.	2,087	120,816
American National Insurance Co.	250	28,100
Assurant, Inc.	2,470	158,821
Cincinnati Financial Corp.	5,640	265,362
CNA Financial Corp.	913	34,721
Genworth Financial, Inc., Class A†	17,117	224,233
Hartford Financial Services Group, Inc.	75,110	2,797,848
Loews Corp.	11,232	467,925
Old Republic International Corp.	8,986	128,320
Voya Financial, Inc.	28,705	1,122,366
XL Group PLC	114,882	3,810,636
		10,662,713
Insurance-Property/Casualty — 0.6%
Alleghany Corp.†	567	237,091
Arch Capital Group, Ltd.†	4,624	253,025
Hanover Insurance Group, Inc.	1,518	93,236
HCC Insurance Holdings, Inc.	3,445	166,359
Markel Corp.†	481	305,988
Mercury General Corp.	926	45,198
ProAssurance Corp.	2,047	90,211
Progressive Corp.	20,419	516,193
White Mountains Insurance Group, Ltd.	212	133,575
WR Berkley Corp.	3,460	165,388
		2,006,264
Insurance-Reinsurance — 1.4%
Allied World Assurance Co. Holdings AG	3,398	125,182
Argo Group International Holdings, Ltd.	19,300	970,983
Aspen Insurance Holdings, Ltd.	2,256	96,489
Axis Capital Holdings, Ltd.	3,716	175,878
Endurance Specialty Holdings, Ltd.	1,539	84,922
Everest Re Group, Ltd.	9,134	1,479,799
PartnerRe, Ltd.	1,741	191,319
Reinsurance Group of America, Inc.	1,720	137,824
RenaissanceRe Holdings, Ltd.	1,398	139,786
Validus Holdings, Ltd.	23,778	930,671
		4,332,853
Security Description	Shares	Value (Note 2)
Internet Application Software — 0.0%
Zynga, Inc., Class A†	24,917	$67,276
Internet Incubators — 0.0%
HomeAway, Inc.†	241	8,556
Internet Security — 0.2%
FireEye, Inc.†	557	17,022
Symantec Corp.	23,857	560,878
		577,900
Investment Companies — 0.3%
Ares Capital Corp.	58,300	942,128
Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	3,800	761,368
Ameriprise Financial, Inc.	4,256	525,105
Federated Investors, Inc., Class B	853	25,044
Invesco, Ltd.	104,743	4,135,254
Janus Capital Group, Inc.	34,400	500,176
Legg Mason, Inc.	2,176	111,324
NorthStar Asset Management Group, Inc.†	4,976	91,658
		6,149,929
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	2,709	111,909
Lincoln Electric Holdings, Inc.	1,827	126,309
		238,218
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	3,453	188,327
Terex Corp.	26,990	857,472
		1,045,799
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,556	99,973
Machinery-Farming — 0.1%
AGCO Corp.	3,238	147,199
Machinery-General Industrial — 0.1%
Babcock & Wilcox Co.	3,802	105,277
IDEX Corp.	213	15,415
Roper Industries, Inc.	1,881	275,172
		395,864
Machinery-Pumps — 0.0%
Xylem, Inc.	1,742	61,824
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	3,881	52,064
Medical Instruments — 0.6%
Boston Scientific Corp.†	41,287	487,599
Intuitive Surgical, Inc.†	97	44,797
St Jude Medical, Inc.	19,089	1,147,822
Techne Corp.	655	61,275
		1,741,493
Medical Labs & Testing Services — 0.4%
Covance, Inc.†	187	14,717
Laboratory Corp. of America Holdings†	9,644	981,277
Quest Diagnostics, Inc.	4,982	302,308
		1,298,302

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products — 0.8%
CareFusion Corp.†	7,149	$323,492
Cooper Cos., Inc.	427	66,505
Hill-Rom Holdings, Inc.	1,841	76,273
Hospira, Inc.†	5,764	299,901
Sirona Dental Systems, Inc.†	763	58,507
Teleflex, Inc.	1,425	149,682
Zimmer Holdings, Inc.	16,472	1,656,259
		2,630,619
Medical-Biomedical/Gene — 0.1%
Alnylam Pharmaceuticals, Inc.†	347	27,101
Bio-Rad Laboratories, Inc., Class A†	715	81,081
Charles River Laboratories International, Inc.†	879	52,511
Cubist Pharmaceuticals, Inc.†	134	8,889
Myriad Genetics, Inc.†	317	12,227
		181,809
Medical-Drugs — 1.1%
Alkermes PLC†	717	30,738
Endo International PLC†	23,333	1,594,577
Mallinckrodt PLC†	19,177	1,728,807
Quintiles Transnational Holdings, Inc.†	1,031	57,509
		3,411,631
Medical-Generic Drugs — 1.2%
Actavis PLC†	4,200	1,013,376
Mylan, Inc.†	45,005	2,047,277
Perrigo Co. PLC	3,571	536,329
		3,596,982
Medical-HMO — 1.8%
Cigna Corp.	52,161	4,730,481
Health Net, Inc.†	2,766	127,540
Humana, Inc.	5,338	695,488
		5,553,509
Medical-Hospitals — 1.2%
Community Health Systems, Inc.†	22,475	1,231,405
HCA Holdings, Inc.†	10,189	718,528
LifePoint Hospitals, Inc.†	1,534	106,138
Tenet Healthcare Corp.†	8,053	478,268
Universal Health Services, Inc., Class B	10,186	1,064,437
		3,598,776
Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	51,979	3,894,267
Metal Processors & Fabrication — 0.3%
Timken Co.	19,090	809,225
Metal-Aluminum — 0.2%
Alcoa, Inc.	40,433	650,567
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,283	54,838
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,744	105,861
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	1,648	68,870
Security Description	Shares	Value (Note 2)
Motion Pictures & Services (continued)
DreamWorks Animation SKG, Inc., Class A†	2,579	$70,329
		139,199
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	2,203	46,748
Republic Services, Inc.	9,160	357,423
Waste Connections, Inc.	1,679	81,465
		485,636
Office Automation & Equipment — 0.6%
Pitney Bowes, Inc.	3,794	94,812
Xerox Corp.	128,292	1,697,303
		1,792,115
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,144	95,730
Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.†	1,733	75,715
Diamond Offshore Drilling, Inc.	2,311	79,198
Helmerich & Payne, Inc.	1,076	105,308
Nabors Industries, Ltd.	9,244	210,393
Patterson-UTI Energy, Inc.	2,436	79,243
Rowan Cos. PLC, Class A	4,289	108,555
Seadrill, Ltd.	8,563	229,146
		887,558
Oil Companies-Exploration & Production — 3.9%
Chesapeake Energy Corp.	52,858	1,215,205
Cimarex Energy Co.	28,441	3,598,640
Cobalt International Energy, Inc.†	1,113	15,137
Denbury Resources, Inc.	12,129	182,299
Energen Corp.	2,509	181,250
EP Energy Corp.†	1,139	19,910
EQT Corp.	16,991	1,555,356
Gulfport Energy Corp.†	14,562	777,611
Laredo Petroleum, Inc.†	323	7,238
Newfield Exploration Co.†	27,350	1,013,865
Noble Energy, Inc.	3,570	244,045
QEP Resources, Inc.	35,839	1,103,124
Rice Energy, Inc.†	119	3,165
SandRidge Energy, Inc.†	17,051	73,149
Seventy Seven Energy, Inc.†	997	23,669
Southwestern Energy Co.†	41,952	1,466,222
Ultra Petroleum Corp.†	3,702	86,109
Unit Corp.†	1,599	93,781
Whiting Petroleum Corp.†	3,679	285,307
WPX Energy, Inc.†	6,972	167,746
		12,112,828
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.†	6,188	352,159
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	13,287	881,991
Oil Refining & Marketing — 0.6%
CVR Energy, Inc.	317	14,179
HollyFrontier Corp.	5,598	244,520
Murphy USA, Inc.	861	45,685

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing (continued)
PBF Energy, Inc., Class A	1,635	$39,240
Tesoro Corp.	26,565	1,619,934
		1,963,558
Oil-Field Services — 0.7%
Frank's International NV	1,028	19,224
MRC Global, Inc.†	1,923	44,844
NOW, Inc.†	3,384	102,907
Oil States International, Inc.†	20,406	1,263,131
Superior Energy Services, Inc.	26,396	867,637
		2,297,743
Paper & Related Products — 0.9%
Domtar Corp.	2,211	77,672
International Paper Co.	51,325	2,450,256
MeadWestvaco Corp.	5,789	237,002
Veritiv Corp.†	240	12,014
		2,776,944
Pharmacy Services — 0.1%
Omnicare, Inc.	3,415	212,618
Physicians Practice Management — 0.2%
Envision Healthcare Holdings, Inc.†	15,159	525,714
MEDNAX, Inc.†	1,192	65,346
		591,060
Pipelines — 0.1%
ONEOK, Inc.	3,368	220,772
Poultry — 0.0%
Pilgrim's Pride Corp.†	1,894	57,881
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,711	206,227
SunPower Corp.†	1,434	48,584
		254,811
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,439	49,512
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	6,202	102,085
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	2,129	140,769
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,520	85,287
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	7,821	232,049
Graham Holdings Co., Class B	119	83,251
News Corp., Class A†	17,153	280,452
		595,752
Publishing-Periodicals — 0.0%
Nielsen NV	2,459	109,007
Real Estate Investment Trusts — 8.1%
Alexandria Real Estate Equities, Inc.	2,471	182,236
American Campus Communities, Inc.	3,617	131,840
American Capital Agency Corp.	12,167	258,549
American Homes 4 Rent, Class A	5,146	86,916
American Realty Capital Properties, Inc.	31,318	377,695
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Annaly Capital Management, Inc.	32,681	$349,033
Apartment Investment & Management Co., Class A	2,186	69,559
AvalonBay Communities, Inc.	13,623	1,920,434
BioMed Realty Trust, Inc.	55,315	1,117,363
Boston Properties, Inc.	17,744	2,054,045
Brandywine Realty Trust	6,170	86,812
Brixmor Property Group, Inc.	28,934	644,071
Camden Property Trust	32,159	2,203,856
CBL & Associates Properties, Inc.	5,745	102,836
CBS Outdoor Americas, Inc.	3,813	114,161
Chimera Investment Corp.	35,441	107,741
Columbia Property Trust, Inc.	3,664	87,460
Corporate Office Properties Trust	3,021	77,700
Corrections Corp. of America	4,013	137,887
DDR Corp.	125,982	2,107,679
Digital Realty Trust, Inc.	4,667	291,127
Douglas Emmett, Inc.	4,954	127,169
Duke Realty Corp.	11,364	195,234
Equity Commonwealth	4,438	114,101
Equity Lifestyle Properties, Inc.	793	33,591
Essex Property Trust, Inc.	2,155	385,206
Federal Realty Investment Trust	778	92,162
General Growth Properties, Inc.	19,556	460,544
HCP, Inc.	15,803	627,537
Health Care REIT, Inc.	4,968	309,854
Healthcare Trust of America, Inc., Class A	7,202	83,543
Home Properties, Inc.	1,969	114,675
Hospitality Properties Trust	5,164	138,653
Host Hotels & Resorts, Inc.	26,107	556,862
Iron Mountain, Inc.	643	20,994
Kilroy Realty Corp.	2,835	168,512
Kimco Realty Corp.	14,158	310,202
Liberty Property Trust	5,093	169,393
Macerich Co.	20,652	1,318,217
MFA Financial, Inc.	12,645	98,378
Mid-America Apartment Communities, Inc.	2,586	169,771
National Retail Properties, Inc.	4,248	146,853
NorthStar Realty Finance Corp.	5,360	94,711
Omega Healthcare Investors, Inc.	2,920	99,835
Piedmont Office Realty Trust, Inc., Class A	5,320	93,845
Plum Creek Timber Co., Inc.	3,163	123,389
Post Properties, Inc.	1,873	96,160
Prologis, Inc.	17,234	649,722
Rayonier, Inc.	3,842	119,640
Realty Income Corp.	7,637	311,513
Regency Centers Corp.	3,183	171,341
Retail Properties of America, Inc., Class A	8,159	119,366
RLJ Lodging Trust	21,962	625,258
Senior Housing Properties Trust	7,026	146,984
SL Green Realty Corp.	3,291	333,444
Spirit Realty Capital, Inc.	13,753	150,870
Starwood Property Trust, Inc.	49,047	1,077,072

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Tanger Factory Outlet Centers, Inc.	1,175	$38,446
Taubman Centers, Inc.	12,806	934,838
Two Harbors Investment Corp.	12,626	122,093
UDR, Inc.	8,671	236,285
Ventas, Inc.	5,349	331,371
Vornado Realty Trust	5,008	500,600
Washington Prime Group, Inc.	5,357	93,640
Weingarten Realty Investors	4,213	132,710
Weyerhaeuser Co.	16,252	517,789
		25,271,373
Real Estate Management/Services — 0.9%
Jones Lang LaSalle, Inc.	14,025	1,771,919
Realogy Holdings Corp.†	21,257	790,760
WP Carey, Inc.	3,426	218,476
		2,781,155
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	5,671	110,925
Howard Hughes Corp.†	715	107,250
		218,175
Rental Auto/Equipment — 0.4%
Aaron's, Inc.	1,823	44,335
Hertz Global Holdings, Inc.†	44,418	1,127,773
		1,172,108
Retail-Apparel/Shoe — 1.5%
Abercrombie & Fitch Co., Class A	2,148	78,058
Ascena Retail Group, Inc.†	4,487	59,677
Chico's FAS, Inc.	2,960	43,719
DSW, Inc., Class A	2,590	77,985
Foot Locker, Inc.	4,299	239,239
Gap, Inc.	34,735	1,448,102
L Brands, Inc.	5,390	361,022
PVH Corp.	20,576	2,492,783
Urban Outfitters, Inc.†	1,025	37,618
		4,838,203
Retail-Automobile — 0.0%
CarMax, Inc.†	2,363	109,761
Penske Automotive Group, Inc.	816	33,122
		142,883
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,059	267,204
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	3,746	154,335
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,943	233,215
Retail-Discount — 0.1%
Big Lots, Inc.	1,410	60,700
Dollar General Corp.†	2,554	156,075
Family Dollar Stores, Inc.	187	14,444
		231,219
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,136	53,898
Security Description	Shares	Value (Note 2)
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	869	$98,988
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,513	105,551
Sears Holdings Corp.†	202	5,096
		110,647
Retail-Misc./Diversified — 0.0%
CST Brands, Inc.	382	13,733
Sally Beauty Holdings, Inc.†	1,446	39,577
		53,310
Retail-Office Supplies — 0.4%
Staples, Inc.	93,100	1,126,510
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,933	77,165
Retail-Regional Department Stores — 0.5%
Dillard's, Inc., Class A	283	30,841
Kohl's Corp.	6,798	414,882
Macy's, Inc.	19,144	1,113,798
		1,559,521
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	4,561	234,709
Wendy's Co.	9,482	78,321
		313,030
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	1,524	89,763
Dick's Sporting Goods, Inc.	2,753	120,802
		210,565
Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	18,246	706,850
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,120	54,611
Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc.	12,260	102,126
Hudson City Bancorp, Inc.	18,236	177,254
New York Community Bancorp, Inc.	15,267	242,287
People's United Financial, Inc.	10,697	154,785
TFS Financial Corp.	2,602	37,261
		713,713
Schools — 0.1%
Apollo Education Group, Inc.†	3,343	84,077
DeVry Education Group, Inc.	2,189	93,711
		177,788
Security Services — 0.1%
ADT Corp.	6,010	213,115
Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	27,905	1,381,018
Atmel Corp.†	99,081	800,574
Marvell Technology Group, Ltd.	13,997	188,680
Maxim Integrated Products, Inc.	45,400	1,372,896
NXP Semiconductor NV†	12,000	821,160
		4,564,328

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	41,612	$899,235
KLA-Tencor Corp.	502	39,547
Lam Research Corp.	4,104	306,569
Teradyne, Inc.	6,279	121,750
		1,367,101
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	262	27,303
Steel Pipe & Tube — 0.3%
TimkenSteel Corp.	14,281	663,924
Valmont Industries, Inc.	866	116,849
		780,773
Steel-Producers — 1.2%
Carpenter Technology Corp.	1,719	77,613
Nucor Corp.	10,983	596,157
Reliance Steel & Aluminum Co.	31,148	2,130,523
Steel Dynamics, Inc.	37,704	852,487
United States Steel Corp.	4,991	195,498
		3,852,278
Steel-Specialty — 0.5%
Allegheny Technologies, Inc.	40,444	1,500,472
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	7,977	102,106
Telecom Services — 0.1%
Amdocs, Ltd.	5,517	253,120
Level 3 Communications, Inc.†	397	18,155
		271,275
Telecommunication Equipment — 0.2%
Harris Corp.	2,919	193,822
Juniper Networks, Inc.	12,795	283,409
		477,231
Telephone-Integrated — 0.1%
Frontier Communications Corp.	34,570	225,051
Telephone & Data Systems, Inc.	2,968	71,113
Windstream Holdings, Inc.	1,329	14,327
		310,491
Television — 0.9%
AMC Networks, Inc., Class A†	15,605	911,644
Liberty Media Corp., Class A†	13,576	640,516
Liberty Media Corp., Class C†	25,807	1,212,671
		2,764,831
Textile-Home Furnishings — 0.4%
Mohawk Industries, Inc.†	8,737	1,177,922
Theaters — 0.0%
Regal Entertainment Group, Class A	2,126	42,265
Tools-Hand Held — 0.6%
Snap-on, Inc.	1,727	209,105
Stanley Black & Decker, Inc.	18,654	1,656,289
		1,865,394
Security Description	Shares	Value (Note 2)
Toys — 0.1%
Hasbro, Inc.	626	$34,427
Mattel, Inc.	7,464	228,771
		263,198
Transport-Equipment & Leasing — 0.0%
AMERCO	109	28,546
GATX Corp.	1,587	92,633
		121,179
Transport-Marine — 0.3%
Golar LNG, Ltd.	1,745	115,868
Teekay Corp.	848	56,273
Tidewater, Inc.	15,814	617,221
		789,362
Transport-Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	968	92,260
Kansas City Southern	6,912	837,734
		929,994
Transport-Services — 0.5%
Ryder System, Inc.	17,734	1,595,528
Transport-Truck — 0.4%
Con-way, Inc.	23,166	1,100,385
Veterinary Diagnostics — 0.0%
VCA, Inc.†	3,045	119,760
Water — 0.1%
American Water Works Co., Inc.	6,174	297,772
Aqua America, Inc.	6,106	143,674
		441,446
Web Portals/ISP — 0.2%
AOL, Inc.†	16,813	755,744
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,000	379,680
X-Ray Equipment — 0.0%
Hologic, Inc.†	5,601	136,272
Total Common Stocks (cost $262,308,217)		301,884,622
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Value Index Fund (cost $3,260,853)	45,590	3,191,300
Total Long-Term Investment Securities (cost $265,569,070)		305,075,922
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
SSgA U.S. Government Money Market Fund (cost $2,306,866)	2,306,866	2,306,866

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $3,494,000 and collateralized by $3,850,000 of Federal National Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,567,730	$3,494,000	$3,494,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	553,000	553,000
Total Repurchase Agreements (cost $4,047,000)		4,047,000
TOTAL INVESTMENTS (cost $271,922,936)(1)	99.6%	311,429,788
Other assets less liabilities	0.4	1,365,287
NET ASSETS	100.0%	$312,795,075

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  See Note 2 for details of Joint Repurchase Agreements.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2014	$567,407	$546,160	$(21,247)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Electric-Integrated	$16,684,913	$—	$—	$16,684,913
Real Estate Investment Trusts	25,271,373	—	—	25,271,373
Other Industries*	259,928,336	—	—	259,928,336
Exchange-Traded Funds	3,191,300	—	—	3,191,300
Short-Term Investment Securities:
Registered Investment Companies	2,306,866	—	—	2,306,866
Repurchase Agreements	—	4,047,000	—	4,047,000
Total	$307,382,788	$4,047,000	$—	$311,429,788
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$21,247	$—	$—	$21,247

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Banks-Commercial	10.9%
Real Estate Investment Trusts	7.3
Semiconductor Equipment	2.8
Oil-Field Services	2.4
Electric-Integrated	1.8
Oil Companies-Exploration & Production	1.8
Electronic Components-Misc.	1.7
Diversified Manufacturing Operations	1.7
Finance-Investment Banker/Broker	1.7
Retail-Apparel/Shoe	1.6
Human Resources	1.5
Investment Management/Advisor Services	1.5
Semiconductor Components-Integrated Circuits	1.5
Exchange-Traded Funds	1.4
Medical-Biomedical/Gene	1.4
Medical-Drugs	1.3
Metal Processors & Fabrication	1.3
Computer Services	1.3
Retail-Restaurants	1.3
Electronic Components-Semiconductors	1.3
Time Deposits	1.2
Transport-Truck	1.2
Engineering/R&D Services	1.2
Insurance-Property/Casualty	1.2
Gas-Distribution	1.1
Aerospace/Defense-Equipment	1.1
Repurchase Agreements	1.0
Chemicals-Specialty	0.9
Enterprise Software/Service	0.9
Distribution/Wholesale	0.9
Footwear & Related Apparel	0.9
Auto/Truck Parts & Equipment-Original	0.8
Medical Instruments	0.8
Wireless Equipment	0.8
Medical Products	0.7
Finance-Consumer Loans	0.7
Circuit Boards	0.7
Savings & Loans/Thrifts	0.7
Insurance-Reinsurance	0.7
Steel-Producers	0.7
Building-Residential/Commercial	0.7
Food-Misc./Diversified	0.7
Medical-Hospitals	0.7
Telecom Services	0.7
Telecommunication Equipment	0.6
Food-Retail	0.6
Networking Products	0.6
Retail-Convenience Store	0.6
Retail-Automobile	0.5
Transport-Services	0.5
Machinery-General Industrial	0.5
Schools	0.5
Paper & Related Products	0.5
Office Supplies & Forms	0.5
Coal	0.5
Non-Ferrous Metals	0.4
Real Estate Management/Services	0.4
Insurance-Life/Health	0.4
Oil Field Machinery & Equipment	0.4
Building & Construction Products-Misc.	0.4
Building Products-Wood	0.4%
Transport-Marine	0.4
Energy-Alternate Sources	0.4
Commercial Services-Finance	0.4
Medical-Outpatient/Home Medical	0.4
Retail-Home Furnishings	0.4
Retail-Leisure Products	0.4
Medical-HMO	0.4
Finance-Other Services	0.4
Retail-Regional Department Stores	0.4
Lasers-System/Components	0.4
Audio/Video Products	0.4
Airlines	0.4
Research & Development	0.3
Communications Software	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Retail-Jewelry	0.3
Applications Software	0.3
Retail-Bookstores	0.3
Poultry	0.3
Entertainment Software	0.3
Electronic Security Devices	0.3
Retail-Drug Store	0.3
Consulting Services	0.3
Computer Software	0.3
Aerospace/Defense	0.3
Containers-Paper/Plastic	0.3
Computers-Integrated Systems	0.3
Retail-Appliances	0.3
Shipbuilding	0.3
Retail-Vitamins & Nutrition Supplements	0.3
Tools-Hand Held	0.3
Computers-Periphery Equipment	0.2
Transactional Software	0.2
Computer Aided Design	0.2
Therapeutics	0.2
Commercial Services	0.2
Data Processing/Management	0.2
Printing-Commercial	0.2
Telecom Equipment-Fiber Optics	0.2
Filtration/Separation Products	0.2
Power Converter/Supply Equipment	0.2
Alternative Waste Technology	0.2
Engines-Internal Combustion	0.2
Food-Canned	0.2
Electronic Measurement Instruments	0.2
Drug Delivery Systems	0.2
Linen Supply & Related Items	0.2
Medical Information Systems	0.2
Consumer Products-Misc.	0.2
Real Estate Operations & Development	0.2
Diversified Minerals	0.2
Retail-Pawn Shops	0.2
Garden Products	0.2
Home Furnishings	0.2
Office Furnishings-Original	0.2
Lighting Products & Systems	0.2
Medical Laser Systems	0.2
United States Treasury Notes	0.2
Computer Data Security	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Industry Allocation*
Chemicals-Plastics	0.1%
Oil Refining & Marketing	0.1
Building-Heavy Construction	0.1
Miscellaneous Manufacturing	0.1
Batteries/Battery Systems	0.1
Metal-Aluminum	0.1
Apparel Manufacturers	0.1
Internet Telephone	0.1
Vitamins & Nutrition Products	0.1
Internet Application Software	0.1
Medical-Generic Drugs	0.1
Decision Support Software	0.1
Building & Construction-Misc.	0.1
Computers-Memory Devices	0.1
Diversified Operations/Commercial Services	0.1
Veterinary Diagnostics	0.1
Building Products-Doors & Windows	0.1
Identification Systems	0.1
E-Marketing/Info	0.1
Brewery	0.1
Medical-Nursing Homes	0.1
Electric Products-Misc.	0.1
Instruments-Controls	0.1
Retail-Sporting Goods	0.1
Resorts/Theme Parks	0.1
Platinum	0.1
Insurance-Multi-line	0.1
Auction Houses/Art Dealers	0.1
Chemicals-Diversified	0.1
Agricultural Operations	0.1
Industrial Audio & Video Products	0.1
Storage/Warehousing	0.1
Environmental Consulting & Engineering	0.1
Casino Services	0.1
Telephone-Integrated	0.1
Web Portals/ISP	0.1
Internet Content-Information/News	0.1
Retail-Building Products	0.1
E-Commerce/Products	0.1
Retirement/Aged Care	0.1
Auto Repair Centers	0.1
Travel Services	0.1
Rubber/Plastic Products	0.1
Machinery-Construction & Mining	0.1
Gambling (Non-Hotel)	0.1
Wire & Cable Products	0.1
Tobacco	0.1
Disposable Medical Products	0.1
MRI/Medical Diagnostic Imaging	0.1
Radio	0.1
Machinery-Electrical	0.1
Food-Wholesale/Distribution	0.1
Textile-Apparel	0.1
Physicians Practice Management	0.1
Retail-Discount	0.1
Building-Maintenance & Services	0.1
Funeral Services & Related Items	0.1
Retail-Hair Salons	0.1
Web Hosting/Design	0.1
Advertising Services	0.1
Water	0.1%
Security Services	0.1
Computer Graphics	0.1
Industrial Automated/Robotic	0.1
Patient Monitoring Equipment	0.1
Physical Therapy/Rehabilitation Centers	0.1
Financial Guarantee Insurance	0.1
Medical Labs & Testing Services	0.1
Banks-Fiduciary	0.1
Independent Power Producers	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.1%
Advertising Services — 0.1%
Millennial Media, Inc.†	47,200	$87,792
Sizmek, Inc.†	6,232	48,236
		136,028
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	2,292	68,920
Cubic Corp.	2,476	115,877
National Presto Industries, Inc.	560	33,998
Teledyne Technologies, Inc.†	4,282	402,551
		621,346
Aerospace/Defense-Equipment — 1.1%
AAR Corp.	33,691	813,638
Curtiss-Wright Corp.	5,498	362,428
GenCorp, Inc.†	6,697	106,951
Kaman Corp.	3,091	121,476
Moog, Inc., Class A†	4,914	336,118
Orbital Sciences Corp.†	6,913	192,181
Triumph Group, Inc.	9,830	639,442
		2,572,234
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	6,424	99,251
Agricultural Operations — 0.1%
Andersons, Inc.	3,013	189,457
Airlines — 0.4%
Alaska Air Group, Inc.	12,700	552,958
Allegiant Travel Co.	1,589	196,495
SkyWest, Inc.	5,833	45,381
		794,834
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	6,070	117,637
Darling Ingredients, Inc.†	18,785	344,141
		461,778
Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	2,137	177,072
Oxford Industries, Inc.	1,653	100,816
Quiksilver, Inc.†	14,060	24,183
		302,071
Appliances — 0.0%
iRobot Corp.†	3,363	102,403
Applications Software — 0.3%
Actuate Corp.†	10,100	39,390
Dealertrack Technologies, Inc.†	5,042	218,873
Ebix, Inc.	3,499	49,616
Epiq Systems, Inc.	3,532	62,022
Five9, Inc.†	3,800	24,852
Globant SA†	2,000	28,140
Paycom Software, Inc.†	5,500	91,080
Progress Software Corp.†	5,779	138,176
Tangoe, Inc.†	4,159	56,354
		708,503
Auction House/Art Dealers — 0.1%
Sotheby's	5,600	200,032
Security Description	Shares	Value (Note 2)
Audio/Video Products — 0.4%
Daktronics, Inc.	4,445	$54,629
DTS, Inc.†	1,952	49,288
TiVo, Inc.†	37,100	474,694
Universal Electronics, Inc.†	1,791	88,422
VOXX International Corp.†	14,186	131,930
		798,963
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	3,599	174,659
Auto/Truck Parts & Equipment-Original — 0.8%
Dana Holding Corp.	63,410	1,215,570
Superior Industries International, Inc.	21,892	383,767
Titan International, Inc.	6,115	72,279
Tower International, Inc.†	8,800	221,672
		1,893,288
Auto/Truck Parts & Equipment-Replacement — 0.3%
Dorman Products, Inc.†	3,540	141,813
Douglas Dynamics, Inc.	26,200	510,900
Standard Motor Products, Inc.	2,373	81,702
		734,415
Banks-Commercial — 10.9%
1st Source Corp.	3,200	91,136
BancFirst Corp.	6,200	387,872
BancorpSouth, Inc.	13,500	271,890
Bank of the Ozarks, Inc.	7,361	232,019
BankUnited, Inc.	37,700	1,149,473
Banner Corp.	5,433	209,007
BBCN Bancorp, Inc.	13,669	199,431
Capital Bank Financial Corp., Class A†	14,000	334,320
Cardinal Financial Corp.	3,648	62,271
Cathay General Bancorp	5,200	129,116
Central Pacific Financial Corp.	25,800	462,594
Chemical Financial Corp.	2,100	56,469
Citizens & Northern Corp.	1,300	24,700
City Holding Co.	5,168	217,728
CoBiz Financial, Inc.	3,900	43,602
Columbia Banking System, Inc.	6,007	149,034
Community Bank System, Inc.	4,643	155,958
CVB Financial Corp.	33,984	487,670
East West Bancorp, Inc.	655	22,270
First BanCorp†	11,894	56,496
First Commonwealth Financial Corp.	47,368	397,418
First Financial Bancorp	9,584	151,715
First Financial Bankshares, Inc.	7,307	203,062
First Interstate BancSystem, Inc.	3,200	85,024
First Midwest Bancorp, Inc.	8,588	138,181
First Republic Bank	20,020	988,588
FirstMerit Corp.	102,190	1,798,544
FNB Corp.	28,222	338,382
Glacier Bancorp, Inc.	8,496	219,707
Guaranty Bancorp	2,300	31,073
Hanmi Financial Corp.	3,635	73,282
Home BancShares, Inc.	6,596	193,988
Iberiabank Corp.	42,870	2,679,804
Independent Bank Corp.	2,728	97,444

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
MainSource Financial Group, Inc.	2,700	$46,575
MB Financial, Inc.	7,259	200,929
National Penn Bancshares, Inc.	17,247	167,468
NBT Bancorp, Inc.	4,986	112,285
OFG Bancorp	14,600	218,708
Old National Bancorp	11,917	154,563
OmniAmerican Bancorp, Inc.	2,000	51,980
PacWest Bancorp	3,800	156,674
Pinnacle Financial Partners, Inc.	3,774	136,241
PrivateBancorp, Inc.	8,016	239,759
S&T Bancorp, Inc.	3,399	79,741
Sierra Bancorp	1,600	26,816
Signature Bank†	13,980	1,566,599
Simmons First National Corp., Class A	5,764	222,029
Southwest Bancorp, Inc.	8,600	141,040
Suffolk Bancorp	7,202	139,791
Susquehanna Bancshares, Inc.	29,214	292,140
SVB Financial Group†	19,200	2,152,128
TCF Financial Corp.	13,600	211,208
Texas Capital Bancshares, Inc.†	4,918	283,670
Tompkins Financial Corp.	19,030	838,842
TrustCo Bank Corp.	10,801	69,558
UMB Financial Corp.	6,308	344,101
Union Bankshares Corp.	20,063	463,455
United Bankshares, Inc.	7,260	224,552
United Community Banks, Inc.	5,146	84,703
ViewPoint Financial Group, Inc.	4,137	99,040
Webster Financial Corp.	1,300	37,882
West Bancorporation, Inc.	6,100	86,193
Westamerica Bancorporation	4,675	217,481
Wilshire Bancorp, Inc.	20,240	186,815
Wintrust Financial Corp.	67,885	3,032,423
		24,424,657
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	9,174	113,666
Batteries/Battery Systems — 0.1%
EnerSys	5,308	311,261
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,012	224,421
Building & Construction Products-Misc. — 0.4%
Drew Industries, Inc.	2,696	113,744
Gibraltar Industries, Inc.†	33,951	464,789
Nortek, Inc.†	1,500	111,750
Quanex Building Products Corp.	4,282	77,462
Simpson Manufacturing Co., Inc.	4,749	138,433
Trex Co., Inc.†	1,300	44,941
		951,119
Building & Construction-Misc. — 0.1%
Aegion Corp.†	4,263	94,852
Comfort Systems USA, Inc.	4,306	58,346
Dycom Industries, Inc.†	3,879	119,124
		272,322
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.0%
AAON, Inc.	4,833	$82,209
Building Products-Cement — 0.0%
Headwaters, Inc.†	8,385	105,148
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,323	132,255
Griffon Corp.	4,902	55,834
PGT, Inc.†	5,396	50,291
		238,380
Building Products-Wood — 0.4%
Boise Cascade Co.†	27,936	841,991
Universal Forest Products, Inc.	2,290	97,806
		939,797
Building-Heavy Construction — 0.1%
Orion Marine Group, Inc.†	3,127	31,207
Tutor Perini Corp.†	10,780	284,592
		315,799
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	5,915	151,956
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	3,086	67,182
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	2,792	55,337
Meritage Homes Corp.†	4,240	150,520
Ryland Group, Inc.	27,555	915,928
Standard Pacific Corp.†	17,212	128,918
WCI Communities, Inc.†	16,740	308,686
		1,559,389
Casino Hotels — 0.0%
Boyd Gaming Corp.†	8,903	90,454
Monarch Casino & Resort, Inc.†	1,150	13,697
		104,151
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	3,386	121,930
Scientific Games Corp., Class A†	5,601	60,323
		182,253
Cellular Telecom — 0.0%
NTELOS Holdings Corp.	1,928	20,514
Chemicals-Diversified — 0.1%
Aceto Corp.	3,110	60,085
Innophos Holdings, Inc.	2,492	137,284
		197,369
Chemicals-Other — 0.0%
American Vanguard Corp.	2,886	32,323
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,332	120,485
PolyOne Corp.	6,050	215,259
		335,744
Chemicals-Specialty — 0.9%
Balchem Corp.	3,489	197,373
H.B. Fuller Co.	5,729	227,441

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Hawkins, Inc.	1,078	$38,765
Kraton Performance Polymers, Inc.†	29,832	531,308
Minerals Technologies, Inc.	9,400	580,074
OM Group, Inc.	10,126	262,770
Quaker Chemical Corp.	1,511	108,324
Stepan Co.	2,188	97,103
Zep, Inc.	2,622	36,760
		2,079,918
Circuit Boards — 0.7%
Park Electrochemical Corp.	67,252	1,583,784
TTM Technologies, Inc.†	6,085	41,439
		1,625,223
Coal — 0.5%
Arch Coal, Inc.	24,218	51,342
Cloud Peak Energy, Inc.†	62,671	790,908
SunCoke Energy, Inc.†	7,909	177,557
		1,019,807
Commercial Services — 0.2%
ExlService Holdings, Inc.†	3,551	86,680
Healthcare Services Group, Inc.	8,024	229,567
Medifast, Inc.†	2,152	70,650
Providence Service Corp.†	1,404	67,925
TeleTech Holdings, Inc.†	2,020	49,652
		504,474
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	5,074	178,605
EVERTEC, Inc.	2,000	44,680
Green Dot Corp., Class A†	3,570	75,470
Heartland Payment Systems, Inc.	8,005	381,998
MoneyGram International, Inc.†	7,200	90,288
Vantiv, Inc., Class A†	3,400	105,060
		876,101
Communications Software — 0.3%
Digi International, Inc.†	101,935	764,512
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	13,700	516,764
Computer Data Security — 0.2%
Qualys, Inc.†	7,100	188,860
Varonis Systems, Inc.†	7,400	156,140
		345,000
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	4,469	126,562
Computer Services — 1.3%
CACI International, Inc., Class A†	2,683	191,218
Ciber, Inc.†	8,012	27,481
Engility Holdings, Inc.†	9,910	308,895
iGATE Corp.†	4,167	153,012
Insight Enterprises, Inc.†	6,670	150,942
j2 Global, Inc.	5,173	255,339
LivePerson, Inc.†	5,583	70,290
Manhattan Associates, Inc.†	39,867	1,332,355
Sykes Enterprises, Inc.†	4,496	89,830
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Unisys Corp.†	9,100	$213,031
Virtusa Corp.†	3,030	107,747
		2,900,140
Computer Software — 0.3%
AVG Technologies NV	9,200	152,536
Avid Technology, Inc.†	26,600	268,660
Blackbaud, Inc.	5,268	206,980
		628,176
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	1,693	19,859
Mercury Systems, Inc.†	3,617	39,823
MTS Systems Corp.	1,727	117,885
NetScout Systems, Inc.†	4,262	195,200
Super Micro Computer, Inc.†	3,896	114,620
VeriFone Systems, Inc.†	3,300	113,454
		600,841
Computers-Memory Devices — 0.1%
Nimble Storage, Inc.†	10,200	264,894
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	5,307	234,410
Synaptics, Inc.†	4,192	306,855
		541,265
Consulting Services — 0.3%
Forrester Research, Inc.	1,249	46,038
FTI Consulting, Inc.†	5,900	206,264
MAXIMUS, Inc.	7,643	306,714
Navigant Consulting, Inc.†	5,572	77,506
		636,522
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co., Class A†	4,890	39,316
CSS Industries, Inc.	4,100	99,425
Helen of Troy, Ltd.†	3,042	159,766
WD-40 Co.	1,595	108,396
		406,903
Containers-Paper/Plastic — 0.3%
Graphic Packaging Holding Co.†	49,500	615,285
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,941	80,877
Data Processing/Management — 0.2%
CSG Systems International, Inc.	3,957	103,990
Fair Isaac Corp.	4,900	269,990
Pegasystems, Inc.	6,800	129,948
		503,928
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	15,000	194,100
Interactive Intelligence Group, Inc.†	1,914	80,005
		274,105
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	8,372	66,809
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	4,742	83,886

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Direct Marketing — 0.0%
Harte-Hanks, Inc.	4,920	$31,340
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,533	98,388
Merit Medical Systems, Inc.†	4,932	58,592
		156,980
Distribution/Wholesale — 0.9%
MWI Veterinary Supply, Inc.†	1,467	217,703
Owens & Minor, Inc.	9,100	297,934
Pool Corp.	5,026	271,002
ScanSource, Inc.†	9,756	337,460
United Stationers, Inc.	24,145	907,127
		2,031,226
Diversified Manufacturing Operations — 1.7%
Actuant Corp., Class A	7,841	239,307
AZZ, Inc.	2,926	122,219
Barnes Group, Inc.	5,581	169,383
Blount International, Inc.†	2,900	43,877
EnPro Industries, Inc.†	2,736	165,610
Fabrinet†	3,365	49,129
Federal Signal Corp.	7,159	94,785
Harsco Corp.	55,290	1,183,759
Koppers Holdings, Inc.	28,228	936,041
Leggett & Platt, Inc.	5,200	181,584
LSB Industries, Inc.†	2,217	79,169
Lydall, Inc.†	1,947	52,588
Park-Ohio Holdings Corp.	1,600	76,576
Standex International Corp.	6,056	448,992
Tredegar Corp.	2,919	53,739
		3,896,758
Diversified Minerals — 0.2%
US Silica Holdings, Inc.	6,143	383,999
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,972	202,919
Viad Corp.	2,286	47,206
		250,125
Drug Delivery Systems — 0.2%
BioDelivery Sciences International, Inc.†	8,400	143,556
Catalent, Inc.†	5,500	137,665
Depomed, Inc.†	6,671	101,332
Revance Therapeutics, Inc.†	2,900	56,057
		438,610
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,350	38,542
Chegg, Inc.†	1,800	11,232
FTD Cos., Inc.†	2,162	73,746
Stamps.com, Inc.†	1,666	52,912
		176,432
E-Commerce/Services — 0.0%
Coupons.com, Inc.†	1,700	20,332
E-Marketing/Info — 0.1%
comScore, Inc.†	3,898	141,926
Liquidity Services, Inc.†	2,775	38,156
Security Description	Shares	Value (Note 2)
E-Marketing/Info (continued)
QuinStreet, Inc.†	3,899	$16,181
Rubicon Project, Inc.†	2,000	23,460
TubeMogul, Inc.†	1,200	13,800
		233,523
E-Services/Consulting — 0.0%
Perficient, Inc.†	3,927	58,866
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,570	218,913
Electric-Generation — 0.0%
Atlantic Power Corp.	43,200	102,816
Electric-Integrated — 1.8%
ALLETE, Inc.	13,064	579,911
Avista Corp.	6,763	206,474
Cleco Corp.	11,240	541,206
El Paso Electric Co.	10,903	398,505
MGE Energy, Inc.	5,100	190,026
NorthWestern Corp.	17,365	787,677
PNM Resources, Inc.	4,900	122,059
Portland General Electric Co.	29,500	947,540
UIL Holdings Corp.	6,451	228,365
		4,001,763
Electronic Components-Misc. — 1.7%
AVX Corp.	100,960	1,340,749
Bel Fuse, Inc., Class B	9,990	247,153
Benchmark Electronics, Inc.†	30,045	667,299
CTS Corp.	3,834	60,922
InvenSense, Inc.†	9,700	191,381
Methode Electronics, Inc.	4,353	160,495
OSI Systems, Inc.†	2,123	134,768
Plexus Corp.†	3,850	142,181
Rogers Corp.†	2,083	114,065
Sanmina Corp.†	9,428	196,668
Stoneridge, Inc.†	51,700	582,659
Vishay Intertechnology, Inc.	6,100	87,169
		3,925,509
Electronic Components-Semiconductors — 1.3%
CEVA, Inc.†	2,335	31,382
Diodes, Inc.†	4,178	99,938
DSP Group, Inc.†	8,211	72,832
Entropic Communications, Inc.†	10,128	26,940
First Solar, Inc.†	4,600	302,726
GT Advanced Technologies, Inc.†	15,691	169,934
Kopin Corp.†	6,934	23,576
Microsemi Corp.†	10,883	276,537
Monolithic Power Systems, Inc.	4,109	181,001
OmniVision Technologies, Inc.†	3,500	92,610
ON Semiconductor Corp.†	145,010	1,296,389
PMC-Sierra, Inc.†	20,200	150,692
QLogic Corp.†	10,019	91,774
Rubicon Technology, Inc.†	2,656	11,288
		2,827,619
Electronic Measurement Instruments — 0.2%
Badger Meter, Inc.	1,647	83,091
ESCO Technologies, Inc.	3,001	104,375
FARO Technologies, Inc.†	1,968	99,876

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Measurement Specialties, Inc.†	1,846	$158,036
		445,378
Electronic Security Devices — 0.3%
American Science & Engineering, Inc.	903	50,008
Taser International, Inc.†	39,393	608,228
		658,236
Energy-Alternate Sources — 0.4%
FutureFuel Corp.	2,537	30,165
Green Plains, Inc.	3,900	145,821
Renewable Energy Group, Inc.†	3,900	39,585
REX American Resources Corp.†	8,900	648,632
TerraForm Power, Inc., Class A†	1,000	28,860
		893,063
Engineering/R&D Services — 1.2%
Argan, Inc.	13,100	437,278
EMCOR Group, Inc.	44,380	1,773,425
Exponent, Inc.	1,493	105,824
VSE Corp.	6,500	318,630
		2,635,157
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	25,526	459,979
Enterprise Software/Service — 0.9%
Digital River, Inc.†	3,648	52,969
ManTech International Corp., Class A	19,578	527,627
MedAssets, Inc.†	22,156	459,072
MicroStrategy, Inc., Class A†	1,031	134,896
Omnicell, Inc.†	4,093	111,862
OPOWER, Inc.†	400	7,544
Rally Software Development Corp.†	14,600	175,346
SYNNEX Corp.	3,174	205,136
Tyler Technologies, Inc.†	3,748	331,323
Veeva Systems, Inc., Class A†	2,600	73,242
		2,079,017
Entertainment Software — 0.3%
Take-Two Interactive Software, Inc.†	29,223	674,175
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,329	183,078
Filtration/Separation Products — 0.2%
Polypore International, Inc.†	12,400	482,484
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	600	75,642
Finance-Consumer Loans — 0.7%
Encore Capital Group, Inc.†	2,719	120,479
Nelnet, Inc., Class A	5,800	249,922
Ocwen Financial Corp.†	11,900	311,542
Portfolio Recovery Associates, Inc.†	10,413	543,871
World Acceptance Corp.†	6,338	427,815
		1,653,629
Finance-Investment Banker/Broker — 1.7%
Cowen Group, Inc., Class A†	27,600	103,500
Evercore Partners, Inc., Class A	4,139	194,533
FBR & Co.†	3,900	107,328
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker (continued)
FXCM, Inc., Class A	4,714	$74,717
Greenhill & Co., Inc.	16,621	772,710
Interactive Brokers Group, Inc., Class A	6,514	162,524
Investment Technology Group, Inc.†	34,321	540,899
Piper Jaffray Cos.†	1,855	96,905
Raymond James Financial, Inc.	25,280	1,354,503
Stifel Financial Corp.†	7,496	351,488
SWS Group, Inc.†	2,617	18,031
		3,777,138
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	4,300	78,776
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,200	81,312
Finance-Other Services — 0.4%
MarketAxess Holdings, Inc.	4,279	264,699
Outerwall, Inc.†	6,865	385,126
WageWorks, Inc.†	3,734	170,009
		819,834
Financial Guarantee Insurance — 0.1%
NMI Holdings, Inc., Class A†	13,400	115,910
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,215	107,848
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,313	66,152
TreeHouse Foods, Inc.†	4,799	386,319
		452,471
Food-Misc./Diversified — 0.7%
Annie's, Inc.†	1,950	89,505
B&G Foods, Inc.	10,722	295,391
Cal-Maine Foods, Inc.	1,711	152,844
Chiquita Brands International, Inc.†	22,600	320,920
Diamond Foods, Inc.†	3,008	86,059
J&J Snack Foods Corp.	1,702	159,239
Pinnacle Foods, Inc.	7,500	244,875
Snyder's-Lance, Inc.	5,930	157,145
		1,505,978
Food-Retail — 0.6%
Nutrisystem, Inc.	3,284	50,475
Smart & Final Stores, Inc.†	6,600	95,238
Weis Markets, Inc.	29,150	1,137,725
		1,283,438
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,600	72,224
SpartanNash Co.	4,304	83,713
		155,937
Footwear & Related Apparel — 0.9%
Crocs, Inc.†	9,727	122,366
Iconix Brand Group, Inc.†	30,180	1,114,849
Skechers U.S.A., Inc., Class A†	4,616	246,079
Steven Madden, Ltd.†	6,552	211,171
Wolverine World Wide, Inc.	11,576	290,094
		1,984,559

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Forestry — 0.0%
Deltic Timber Corp.	1,263	$78,710
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,371	147,953
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	6,821	171,139
Garden Products — 0.2%
Toro Co.	6,351	376,170
Gas-Distribution — 1.1%
AGL Resources, Inc.	3,000	154,020
Laclede Group, Inc.	12,305	570,952
New Jersey Resources Corp.	8,501	429,386
Northwest Natural Gas Co.	5,356	226,291
Piedmont Natural Gas Co., Inc.	12,737	427,072
South Jersey Industries, Inc.	3,780	201,701
Southwest Gas Corp.	8,506	413,221
WGL Holdings, Inc.	3,660	154,159
		2,576,802
Golf — 0.0%
Callaway Golf Co.	8,865	64,183
Health Care Cost Containment — 0.0%
CorVel Corp.†	1,023	34,833
HealthEquity, Inc.†	1,000	18,310
		53,143
Home Furnishings — 0.2%
American Woodmark Corp.†	1,401	51,641
Ethan Allen Interiors, Inc.	2,970	67,716
La-Z-Boy, Inc.	5,993	118,601
Select Comfort Corp.†	6,131	128,261
		366,219
Hotel/Motels — 0.0%
Marcus Corp.	2,092	33,054
Housewares — 0.0%
Lifetime Brands, Inc.	2,800	42,868
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	5,305	83,288
Barrett Business Services, Inc.	9,000	355,410
CDI Corp.	1,656	24,045
Cross Country Healthcare, Inc.†	116,131	1,078,857
Heidrick & Struggles International, Inc.	1,872	38,451
Insperity, Inc.	2,593	70,893
Kelly Services, Inc., Class A	3,387	53,074
Korn/Ferry International†	19,828	493,717
Monster Worldwide, Inc.†	10,133	55,732
On Assignment, Inc.†	5,593	150,172
Paylocity Holding Corp.†	2,300	45,195
Resources Connection, Inc.	4,372	60,946
TriNet Group, Inc.†	1,700	43,775
TrueBlue, Inc.†	35,726	902,439
		3,455,994
Security Description	Shares	Value (Note 2)
Identification Systems — 0.1%
Brady Corp., Class A	5,431	$121,872
Checkpoint Systems, Inc.†	4,757	58,178
Imprivata Inc†	3,600	55,872
		235,922
Independent Power Producers — 0.1%
Dynegy, Inc.†	3,900	112,554
Industrial Audio & Video Products — 0.1%
GoPro, Inc., Class A†	2,000	187,400
Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	3,300	124,278
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,745	218,146
Insurance Brokers — 0.0%
eHealth, Inc.†	2,027	48,912
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	15,100	345,488
CNO Financial Group, Inc.	26,100	442,656
Primerica, Inc.	3,200	154,304
Trupanion, Inc.†	3,600	30,600
		973,048
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,670	133,142
United Fire Group, Inc.	2,416	67,092
		200,234
Insurance-Property/Casualty — 1.2%
AMERISAFE, Inc.	2,130	83,304
Employers Holdings, Inc.	3,592	69,146
Global Indemnity PLC†	1,200	30,276
HCI Group, Inc.	1,061	38,185
Infinity Property & Casualty Corp.	1,312	83,981
Meadowbrook Insurance Group, Inc.	5,315	31,093
Navigators Group, Inc.†	4,237	260,576
ProAssurance Corp.	33,605	1,480,972
RLI Corp.	4,221	182,727
Safety Insurance Group, Inc.	1,438	77,523
Selective Insurance Group, Inc.	6,431	142,382
Stewart Information Services Corp.	3,156	92,629
Universal Insurance Holdings, Inc.	3,373	43,613
		2,616,407
Insurance-Reinsurance — 0.7%
Aspen Insurance Holdings, Ltd.	1,400	59,878
Axis Capital Holdings, Ltd.	24,450	1,157,218
Platinum Underwriters Holdings, Ltd.	6,000	365,220
		1,582,316
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	13,100	96,809
Intralinks Holdings, Inc.†	23,100	187,110
		283,919
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,286	35,917
HealthStream, Inc.†	2,422	58,152

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News (continued)
WebMD Health Corp.†	1,300	$54,353
XO Group, Inc.†	2,761	30,951
		179,373
Internet Security — 0.0%
VASCO Data Security International, Inc.†	3,349	62,894
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	7,925	78,061
RingCentral, Inc.†	12,700	161,417
TeleCommunication Systems, Inc., Class A†	22,400	62,496
		301,974
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	9,290	1,861,345
Artisan Partners Asset Management, Inc., Class A	1,300	67,665
Calamos Asset Management, Inc., Class A	1,944	21,909
Federated Investors, Inc., Class B	1,900	55,784
Financial Engines, Inc.	5,904	202,005
Virtus Investment Partners, Inc.	812	141,044
Waddell & Reed Financial, Inc., Class A	18,110	936,106
		3,285,858
Lasers-System/Components — 0.4%
Coherent, Inc.†	8,746	536,742
Electro Scientific Industries, Inc.	3,023	20,526
II-VI, Inc.†	5,956	70,102
Newport Corp.†	5,556	98,452
Rofin-Sinar Technologies, Inc.†	3,195	73,677
		799,499
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,000	353,130
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	4,572	253,197
UniFirst Corp.	1,783	172,220
		425,417
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,144	78,192
Hyster-Yale Materials Handling, Inc.	1,300	93,106
		171,298
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,504	156,469
Machinery-Farming — 0.0%
Lindsay Corp.	1,452	108,537
Machinery-General Industrial — 0.5%
Albany International Corp., Class A	3,265	111,141
Altra Industrial Motion Corp.	3,950	115,182
Applied Industrial Technologies, Inc.	9,335	426,143
DXP Enterprises, Inc.†	1,467	108,088
Security Description	Shares	Value (Note 2)
Machinery-General Industrial (continued)
Kadant, Inc.	7,500	$292,875
Tennant Co.	2,097	140,688
		1,194,117
Medical Imaging Systems — 0.0%
Analogic Corp.	1,412	90,312
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,189	68,356
Medidata Solutions, Inc.†	6,164	273,004
Quality Systems, Inc.	5,015	69,056
		410,416
Medical Instruments — 0.8%
Abaxis, Inc.	2,415	122,465
CONMED Corp.	14,920	549,653
CryoLife, Inc.	2,867	28,297
Integra LifeSciences Holdings Corp.†	2,864	142,169
Natus Medical, Inc.†	3,686	108,774
NuVasive, Inc.†	11,859	413,523
SurModics, Inc.†	26,251	476,718
Symmetry Medical, Inc.†	4,284	43,226
		1,884,825
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	2,815	78,989
Roka Bioscience, Inc.†	3,600	36,180
		115,169
Medical Laser Systems — 0.2%
Cynosure, Inc., Class A†	2,469	51,849
PhotoMedex, Inc.†	48,038	297,836
		349,685
Medical Products — 0.7%
ABIOMED, Inc.†	4,155	103,169
Accuray, Inc.†	22,200	161,172
Cantel Medical Corp.	4,012	137,932
Cyberonics, Inc.†	3,037	155,373
Greatbatch, Inc.†	2,842	121,098
Haemonetics Corp.†	5,867	204,876
Hanger, Inc.†	4,026	82,613
Intersect ENT, Inc.†	1,000	15,500
Invacare Corp.	3,337	39,410
Luminex Corp.†	4,342	84,669
West Pharmaceutical Services, Inc.	8,062	360,855
Wright Medical Group, Inc.†	6,500	196,950
		1,663,617
Medical-Biomedical/Gene — 1.4%
Acorda Therapeutics, Inc.†	4,762	161,337
Alnylam Pharmaceuticals, Inc.†	6,500	507,650
Applied Genetic Technologies Corp.†	1,300	24,193
Ardelyx, Inc.†	3,600	51,156
Avalanche Biotechnologies, Inc.†	1,100	37,609
Cambrex Corp.†	3,493	65,249
Eleven Biotherapeutics, Inc.†	3,600	40,104
Emergent Biosolutions, Inc.†	3,335	71,069
Foundation Medicine, Inc.†	1,200	22,752
Karyopharm Therapeutics, Inc.†	1,000	34,940

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Ligand Pharmaceuticals, Inc.†	2,157	$101,357
MacroGenics, Inc.†	6,500	135,850
Medicines Co.†	7,417	165,547
Merrimack Pharmaceuticals, Inc.†	14,700	129,066
Momenta Pharmaceuticals, Inc.†	5,302	60,125
NPS Pharmaceuticals, Inc.†	14,600	379,600
Prothena Corp. PLC†	8,300	183,928
PTC Therapeutics, Inc.†	6,200	272,862
Repligen Corp.†	3,501	69,705
Sage Therapeutics, Inc.†	700	22,050
Spectrum Pharmaceuticals, Inc.†	6,599	53,716
Synageva BioPharma Corp.†	3,200	220,096
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	1,700	96,220
Versartis, Inc.†	7,200	136,728
		3,042,909
Medical-Drugs — 1.3%
ACADIA Pharmaceuticals, Inc.†	16,000	396,160
Akorn, Inc.†	8,197	297,305
Auspex Pharmaceuticals, Inc.†	400	10,268
ChemoCentryx, Inc.†	10,100	45,450
Chimerix, Inc.†	6,100	168,482
Dicerna Pharmaceuticals, Inc.†	2,900	36,917
Immune Design Corp.†	11,191	197,633
Lannett Co., Inc.†	5,113	233,562
Mallinckrodt PLC†	1,438	129,635
Pacira Pharmaceuticals, Inc.†	4,900	474,908
PharMerica Corp.†	14,529	354,944
Prestige Brands Holdings, Inc.†	14,329	463,830
Sagent Pharmaceuticals, Inc.†	2,584	80,362
Tokai Pharmaceuticals, Inc.†	6,600	99,924
ZS Pharma, Inc.†	1,000	39,230
		3,028,610
Medical-Generic Drugs — 0.1%
Amphastar Pharmaceuticals, Inc.†	9,100	106,015
Impax Laboratories, Inc.†	7,501	177,849
		283,864
Medical-HMO — 0.4%
Centene Corp.†	6,000	496,260
Magellan Health, Inc.†	3,287	179,897
Molina Healthcare, Inc.†	3,449	145,893
		822,050
Medical-Hospitals — 0.7%
Community Health Systems, Inc.†	3,240	177,520
LifePoint Hospitals, Inc.†	19,150	1,324,988
		1,502,508
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	2,281	79,379
Kindred Healthcare, Inc.	7,373	143,036
		222,415
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	4,065	225,811
Almost Family, Inc.†	897	24,371
Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical (continued)
Amedisys, Inc.†	12,692	$255,998
Amsurg Corp.†	4,720	236,236
Gentiva Health Services, Inc.†	3,578	60,039
LHC Group, Inc.†	2,100	48,720
		851,175
Metal Processors & Fabrication — 1.3%
Ampco-Pittsburgh Corp.	1,100	22,000
CIRCOR International, Inc.	2,015	135,670
Haynes International, Inc.	13,213	607,666
Mueller Industries, Inc.	6,470	184,654
RBC Bearings, Inc.	17,104	969,796
RTI International Metals, Inc.†	18,974	467,899
Worthington Industries, Inc.	14,200	528,524
		2,916,209
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	6,083	51,949
Olympic Steel, Inc.	1,040	21,393
		73,342
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,876	152,600
Kaiser Aluminum Corp.	2,039	155,412
		308,012
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	7,170	221,481
John Bean Technologies Corp.	3,324	93,504
		314,985
MRI/Medical Diagnostic Imaging — 0.1%
RadNet, Inc.†	23,700	156,894
Multimedia — 0.0%
EW Scripps Co., Class A†	3,409	55,601
Networking Products — 0.6%
Anixter International, Inc.	3,102	263,174
Arista Networks, Inc.†	1,300	114,829
Black Box Corp.	8,112	189,172
Ixia†	6,587	60,205
LogMeIn, Inc.†	2,809	129,410
NETGEAR, Inc.†	4,097	128,031
Polycom, Inc.†	30,400	373,464
Procera Networks, Inc.†	2,358	22,590
		1,280,875
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	7,321	133,169
Horsehead Holding Corp.†	48,120	795,424
Materion Corp.	2,356	72,258
		1,000,851
Office Furnishings-Original — 0.2%
Herman Miller, Inc.	6,330	188,950
Interface, Inc.	7,584	122,406
Steelcase, Inc., Class A	2,900	46,951
		358,307
Office Supplies & Forms — 0.5%
ACCO Brands Corp.†	162,124	1,118,656

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling — 0.0%
Paragon Offshore PLC†	9,669	$59,464
Oil Companies-Exploration & Production — 1.8%
Abraxas Petroleum Corp.†	130,000	686,400
Approach Resources, Inc.†	4,132	59,914
Bill Barrett Corp.†	24,622	542,669
Carrizo Oil & Gas, Inc.†	10,911	587,230
Clayton Williams Energy, Inc.†	3,700	356,865
Comstock Resources, Inc.	9,978	185,790
Contango Oil & Gas Co.†	3,113	103,476
Forest Oil Corp.†	13,615	15,929
Isramco, Inc.†	200	24,432
Jones Energy, Inc., Class A†	15,300	287,334
Northern Oil and Gas, Inc.†	6,545	93,070
PDC Energy, Inc.†	4,092	205,787
Penn Virginia Corp.†	8,155	103,650
PetroQuest Energy, Inc.†	6,711	37,716
Stone Energy Corp.†	11,109	348,378
Swift Energy Co.†	4,998	47,981
Synergy Resources Corp.†	7,704	93,912
VAALCO Energy, Inc.†	23,900	203,150
		3,983,683
Oil Field Machinery & Equipment — 0.4%
Flotek Industries, Inc.†	5,721	149,147
Gulf Island Fabrication, Inc.	28,522	490,578
Natural Gas Services Group, Inc.†	13,360	321,575
		961,300
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,000	44,290
Alon USA Energy, Inc.	6,800	97,648
Western Refining, Inc.	4,200	176,358
		318,296
Oil-Field Services — 2.4%
Basic Energy Services, Inc.†	11,492	249,261
C&J Energy Services, Inc.†	5,247	160,296
Exterran Holdings, Inc.	23,246	1,030,030
Frank's International NV	20,480	382,976
Gulfmark Offshore, Inc., Class A	3,074	96,370
Helix Energy Solutions Group, Inc.†	8,900	196,334
Hornbeck Offshore Services, Inc.†	3,687	120,676
Key Energy Services, Inc.†	68,570	331,879
Matrix Service Co.†	8,517	205,430
McDermott International, Inc.†	68,160	389,875
Newpark Resources, Inc.†	9,545	118,740
Pioneer Energy Services Corp.†	23,910	335,218
SEACOR Holdings, Inc.†	8,648	646,870
Tesco Corp.	4,162	82,616
TETRA Technologies, Inc.†	88,475	957,300
		5,303,871
Paper & Related Products — 0.5%
Clearwater Paper Corp.†	2,259	135,789
Domtar Corp.	2,800	98,364
KapStone Paper and Packaging Corp.†	9,630	269,351
Neenah Paper, Inc.	1,896	101,398
P.H. Glatfelter Co.	4,895	107,445
Security Description	Shares	Value (Note 2)
Paper & Related Products (continued)
Resolute Forest Products, Inc.†	11,500	$179,860
Schweitzer-Mauduit International, Inc.	3,475	143,552
Veritiv Corp.†	931	46,606
Wausau Paper Corp.	5,701	45,209
Xerium Technologies, Inc.†	3,300	48,213
		1,175,787
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	5,686	120,998
Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.	3,200	118,080
Physicians Practice Management — 0.1%
Healthways, Inc.†	4,032	64,593
IPC The Hospitalist Co., Inc.†	1,961	87,833
		152,426
Platinum — 0.1%
Stillwater Mining Co.†	13,693	205,806
Poultry — 0.3%
Pilgrim's Pride Corp.†	7,500	229,200
Sanderson Farms, Inc.	5,243	461,122
		690,322
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	4,282	80,459
Powell Industries, Inc.	1,055	43,107
SunPower Corp.†	9,500	321,860
Vicor Corp.†	1,891	17,775
		463,201
Printing-Commercial — 0.2%
Deluxe Corp.	6,500	358,540
Quad/Graphics, Inc.	4,000	77,000
RR Donnelley & Sons Co.	3,832	63,075
		498,615
Protection/Safety — 0.0%
Landauer, Inc.	1,090	35,981
Publishing-Books — 0.0%
Scholastic Corp.	3,019	97,574
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	32,900	111,202
Radio — 0.1%
Entercom Communications Corp., Class A†	11,400	91,542
Radio One, Inc., Class D†	9,500	30,210
Townsquare Media, Inc.†	2,900	34,858
		156,610
Real Estate Investment Trusts — 7.3%
Acadia Realty Trust	6,767	186,634
Agree Realty Corp.	1,621	44,383
American Assets Trust, Inc.	10,032	330,755
Anworth Mtg. Asset Corp.	22,500	107,775
Ashford Hospitality Prime, Inc.	520	7,920
Ashford Hospitality Trust, Inc.	2,700	27,594
Associated Estates Realty Corp.	7,776	136,158
Aviv REIT, Inc.	2,803	73,859
BioMed Realty Trust, Inc.	20,540	414,908

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Capstead Mtg. Corp.	41,329	$505,867
CareTrust REIT, Inc.†	2,278	32,575
CBL & Associates Properties, Inc.	6,500	116,350
Cedar Realty Trust, Inc.	7,862	46,386
Chesapeake Lodging Trust	6,189	180,409
CoreSite Realty Corp.	21,766	715,448
Corporate Office Properties Trust	11,290	290,379
Cousins Properties, Inc.	71,855	858,667
CYS Investments, Inc.	90,000	741,600
DCT Industrial Trust, Inc.	12,200	91,622
DiamondRock Hospitality Co.	28,826	365,514
EastGroup Properties, Inc.	18,467	1,118,916
Education Realty Trust, Inc.	15,922	163,678
Empire State Realty Trust, Inc., Class A	19,670	295,443
EPR Properties	10,364	525,248
Equity Lifestyle Properties, Inc.	2,300	97,428
FelCor Lodging Trust, Inc.	3,600	33,696
First Industrial Realty Trust, Inc.	2,500	42,275
First Potomac Realty Trust	30,020	352,735
Franklin Street Properties Corp.	15,672	175,840
Geo Group, Inc.	8,287	316,729
Getty Realty Corp.	2,974	50,558
Gladstone Commercial Corp.	1,500	25,485
Government Properties Income Trust	8,018	175,674
Healthcare Realty Trust, Inc.	11,119	263,298
Hersha Hospitality Trust	28,030	178,551
Home Properties, Inc.	3,500	203,840
Hospitality Properties Trust	6,300	169,155
Inland Real Estate Corp.	10,043	99,526
Kite Realty Group Trust	9,488	229,989
Lexington Realty Trust	23,748	232,493
LTC Properties, Inc.	13,975	515,538
Medical Properties Trust, Inc.	19,772	242,405
Mid-America Apartment Communities, Inc.	5,400	354,510
National Retail Properties, Inc.	2,500	86,425
Parkway Properties, Inc.	9,467	177,790
Pebblebrook Hotel Trust	34,820	1,300,179
Pennsylvania Real Estate Investment Trust	14,042	279,998
Post Properties, Inc.	9,507	488,089
Potlatch Corp.	11,800	474,478
PS Business Parks, Inc.	3,309	251,947
RAIT Financial Trust	3,200	23,776
Ramco-Gershenson Properties Trust	11,700	190,125
Retail Opportunity Investments Corp.	10,392	152,762
Sabra Health Care REIT, Inc.	6,075	147,744
Saul Centers, Inc.	4,381	204,768
Sovran Self Storage, Inc.	3,797	282,345
Strategic Hotels & Resorts, Inc.†	30,100	350,665
Tanger Factory Outlet Centers, Inc.	10,939	357,924
Taubman Centers, Inc.	2,000	146,000
Universal Health Realty Income Trust	1,475	61,478
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	2,919	$59,256
Washington Real Estate Investment Trust	5,530	140,351
		16,313,913
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	6,110	181,711
HFF, Inc., Class A	14,515	420,209
Jones Lang LaSalle, Inc.	3,040	384,074
		985,994
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	8,200	294,954
Forestar Group, Inc.†	3,983	70,579
St. Joe Co.†	1,200	23,916
		389,449
Recreational Centers — 0.0%
Steiner Leisure, Ltd.†	2,550	95,854
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,474	51,325
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	1,200	36,420
Research & Development — 0.3%
Albany Molecular Research, Inc.†	2,695	59,479
Arrowhead Research Corp.†	14,400	212,688
PAREXEL International Corp.†	8,044	507,496
		779,663
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	3,317	210,331
Respiratory Products — 0.0%
Inogen, Inc.†	2,000	41,220
Retail-Apparel/Shoe — 1.6%
Aeropostale, Inc.†	9,023	29,686
ANN, Inc.†	2,300	94,599
Brown Shoe Co., Inc.	8,486	230,225
Buckle, Inc.	3,201	145,293
Burlington Stores, Inc.†	27,120	1,081,003
Cato Corp., Class A	8,900	306,694
Children's Place, Inc.	15,460	736,824
Christopher & Banks Corp.†	4,209	41,627
Express, Inc.†	8,500	132,685
Finish Line, Inc., Class A	5,452	136,464
Francesca's Holdings Corp.†	4,826	67,226
Genesco, Inc.†	2,749	205,488
Guess?, Inc.	4,600	101,062
Men's Wearhouse, Inc.	5,208	245,922
Stein Mart, Inc.	3,230	37,306
		3,592,104
Retail-Appliances — 0.3%
Conn's, Inc.†	2,900	87,783
hhgregg, Inc.†	79,900	504,169
		591,952
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	6,080	54,173

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile — 0.5%
Group 1 Automotive, Inc.	2,436	$177,122
Lithia Motors, Inc., Class A	2,591	196,113
Rush Enterprises, Inc., Class A†	22,710	759,649
Sonic Automotive, Inc., Class A	3,903	95,662
		1,228,546
Retail-Bookstores — 0.3%
Barnes & Noble, Inc.†	35,165	694,157
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	3,092	177,419
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	2,300	28,681
Retail-Convenience Store — 0.6%
Casey's General Stores, Inc.	4,322	309,887
Pantry, Inc.†	46,380	938,268
		1,248,155
Retail-Discount — 0.1%
Fred's, Inc., Class A	3,955	55,370
Tuesday Morning Corp.†	4,981	96,656
		152,026
Retail-Drug Store — 0.3%
Rite Aid Corp.†	132,500	641,300
Retail-Hair Salons — 0.1%
Regis Corp.	9,242	147,502
Retail-Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.	2,355	51,315
Kirkland's, Inc.†	1,697	27,339
Pier 1 Imports, Inc.	64,370	765,359
		844,013
Retail-Hypermarkets — 0.0%
Roundy's, Inc.	11,700	34,983
Retail-Jewelry — 0.3%
Movado Group, Inc.	21,670	716,410
Retail-Leisure Products — 0.4%
MarineMax, Inc.†	48,876	823,561
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	3,296	144,365
Ezcorp, Inc., Class A†	5,563	55,129
First Cash Financial Services, Inc.†	3,248	181,823
		381,317
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,303	31,321
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	6,000	50,160
Dillard's, Inc., Class A	6,400	697,472
Stage Stores, Inc.	3,627	62,058
		809,690
Retail-Restaurants — 1.3%
Biglari Holdings, Inc.†	196	66,593
BJ's Restaurants, Inc.†	2,664	95,877
Bob Evans Farms, Inc.	2,691	127,392
Buffalo Wild Wings, Inc.†	2,159	289,889
Security Description	Shares	Value (Note 2)
Retail-Restaurants (continued)
Cracker Barrel Old Country Store, Inc.	2,718	$280,470
DineEquity, Inc.	2,371	193,450
Jack in the Box, Inc.	5,453	371,840
Papa John's International, Inc.	3,455	138,166
Red Robin Gourmet Burgers, Inc.†	5,637	320,745
Ruby Tuesday, Inc.†	7,012	41,301
Ruth's Hospitality Group, Inc.	4,068	44,911
Sonic Corp.†	29,661	663,220
Texas Roadhouse, Inc.	7,138	198,722
		2,832,576
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,087	19,555
Hibbett Sports, Inc.†	2,867	122,220
Zumiez, Inc.†	2,465	69,267
		211,042
Retail-Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	11,170	432,726
Vitamin Shoppe, Inc.†	3,524	156,430
		589,156
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	5,430	174,955
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	9,758	172,131
Savings & Loans/Thrifts — 0.7%
Astoria Financial Corp.	1,600	19,824
Bank Mutual Corp.	4,940	31,665
BankFinancial Corp.	1,200	12,456
Beneficial Mutual Bancorp, Inc.†	4,000	51,120
BofI Holding, Inc.†	1,425	103,612
Brookline Bancorp, Inc.	7,988	68,297
Capitol Federal Financial, Inc.	1,200	14,184
Charter Financial Corp.	5,200	55,640
Dime Community Bancshares, Inc.	3,448	49,651
Flushing Financial Corp.	7,500	137,025
Northfield Bancorp, Inc.	2,200	29,964
Northwest Bancshares, Inc.	10,834	131,092
OceanFirst Financial Corp.	4,200	66,822
Oritani Financial Corp.	4,412	62,165
Provident Financial Services, Inc.	6,144	100,577
Sterling Bancorp	9,539	122,004
Westfield Financial, Inc.	75,780	535,007
		1,591,105
Schools — 0.5%
American Public Education, Inc.†	1,968	53,116
Capella Education Co.	1,244	77,875
Career Education Corp.†	6,828	34,686
Strayer Education, Inc.†	16,644	996,643
Universal Technical Institute, Inc.	2,441	22,823
		1,185,143
Security Services — 0.1%
Brink's Co.	5,541	133,206

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	1,000	$18,180
Geospace Technologies Corp.†	1,498	52,654
ION Geophysical Corp.†	14,601	40,737
		111,571
Semiconductor Components-Integrated Circuits — 1.5%
Cirrus Logic, Inc.†	7,088	147,785
Emulex Corp.†	91,000	449,540
Exar Corp.†	117,851	1,054,766
Integrated Device Technology, Inc.†	19,900	317,405
Micrel, Inc.	9,495	114,225
Pericom Semiconductor Corp.†	2,278	22,188
Power Integrations, Inc.	3,434	185,127
TriQuint Semiconductor, Inc.†	51,948	990,648
		3,281,684
Semiconductor Equipment — 2.8%
Brooks Automation, Inc.	39,422	414,325
Cabot Microelectronics Corp.†	2,713	112,454
Cohu, Inc.	2,898	34,689
Kulicke & Soffa Industries, Inc.†	8,746	124,456
MKS Instruments, Inc.	6,051	201,983
Nanometrics, Inc.†	2,752	41,555
Photronics, Inc.†	19,200	154,560
Rudolph Technologies, Inc.†	164,385	1,487,684
Teradyne, Inc.	74,970	1,453,668
Tessera Technologies, Inc.	5,330	141,672
Ultra Clean Holdings, Inc.†	39,104	349,981
Ultratech, Inc.†	3,215	73,141
Veeco Instruments, Inc.†	47,133	1,647,298
		6,237,466
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	5,670	590,871
Steel-Producers — 0.7%
AK Steel Holding Corp.†	19,599	156,988
Carpenter Technology Corp.	8,735	394,385
Commercial Metals Co.	25,940	442,796
Steel Dynamics, Inc.	25,330	572,711
		1,566,880
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,326	186,250
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	71,959	456,220
Oplink Communications, Inc.	1,816	30,545
		486,765
Telecom Services — 0.7%
Consolidated Communications Holdings, Inc.	11,575	289,954
EarthLink Holdings Corp.	68,800	235,296
FairPoint Communications, Inc.†	10,300	156,251
Inteliquent, Inc.	28,800	358,560
Lumos Networks Corp.	2,146	34,872
NeuStar, Inc., Class A†	15,000	372,450
Spok Holdings, Inc.	2,473	32,174
		1,479,557
Security Description	Shares	Value (Note 2)
Telecommunication Equipment — 0.6%
8x8, Inc.†	10,122	$67,615
Comtech Telecommunications Corp.	1,829	67,948
Plantronics, Inc.	26,890	1,284,804
		1,420,367
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,145	61,716
Cincinnati Bell, Inc.†	23,855	80,391
General Communication, Inc., Class A†	3,511	38,305
		180,412
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,382	28,124
Unifi, Inc.†	4,900	126,910
		155,034
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	600	36,810
Anika Therapeutics, Inc.†	1,653	60,599
Cara Therapeutics, Inc.†	4,300	36,077
Egalet Corp.†	2,000	11,400
Kite Pharma, Inc.†	1,500	42,750
Mirati Therapeutics, Inc.†	8,500	148,835
Xencor, Inc.†	15,600	145,236
Zafgen, Inc.†	1,400	27,510
		509,217
Tobacco — 0.1%
Alliance One International, Inc.†	9,370	18,459
Universal Corp.	3,200	142,048
		160,507
Tools-Hand Held — 0.3%
Snap-on, Inc.	4,650	563,022
Transactional Software — 0.2%
ACI Worldwide, Inc.†	11,700	219,492
Bottomline Technologies de, Inc.†	4,310	118,913
Synchronoss Technologies, Inc.†	4,057	185,729
		524,134
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,882	95,164
Transport-Marine — 0.4%
Diana Shipping, Inc.†	46,290	413,833
Tidewater, Inc.	12,570	490,607
		904,440
Transport-Services — 0.5%
Bristow Group, Inc.	4,057	272,630
Era Group, Inc.†	2,205	47,959
Hub Group, Inc., Class A†	3,971	160,945
Matson, Inc.	24,505	613,360
UTi Worldwide, Inc.†	10,466	111,254
		1,206,148
Transport-Truck — 1.2%
ArcBest Corp.	9,958	371,433
Celadon Group, Inc.	4,489	87,311
Con-way, Inc.	3,200	152,000
Forward Air Corp.	3,517	157,667

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck (continued)
Heartland Express, Inc.	6,309	$151,164
Knight Transportation, Inc.	6,932	189,867
Old Dominion Freight Line, Inc.†	14,500	1,024,280
Roadrunner Transportation Systems, Inc.†	3,158	71,971
Saia, Inc.†	2,817	139,611
Swift Transportation Co.†	7,500	157,350
USA Truck, Inc.†	8,600	150,758
		2,653,412
Travel Services — 0.1%
Interval Leisure Group, Inc.	9,144	174,193
Veterinary Diagnostics — 0.1%
Neogen Corp.†	4,191	165,544
Phibro Animal Health Corp., Class A	3,600	80,676
		246,220
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,100	48,125
USANA Health Sciences, Inc.†	3,400	250,444
		298,569
Water — 0.1%
American States Water Co.	4,416	134,335
Web Hosting/Design — 0.1%
NIC, Inc.	6,924	119,231
Q2 Holdings, Inc.†	1,700	23,800
		143,031
Web Portals/ISP — 0.1%
Blucora, Inc.†	11,792	179,710
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,127	78,891
General Cable Corp.	5,552	83,724
		162,615
Wireless Equipment — 0.8%
CalAmp Corp.†	4,101	72,260
InterDigital, Inc.	22,320	888,782
RF Micro Devices, Inc.†	13,300	153,482
Ubiquiti Networks, Inc.	12,700	476,631
ViaSat, Inc.†	4,903	270,253
		1,861,408
Total Common Stocks (cost $187,952,234)		216,034,979
EXCHANGE-TRADED FUNDS — 1.4%
iShares Core S&P Small-Cap ETF	20,224	2,109,363
iShares Russell 2000 Value ETF	11,630	1,088,103
Total Exchange-Traded Funds (cost $3,355,138)		3,197,466
Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 0.2%
United States Treasury Notes — 0.2%
0.25% due 11/30/2014(3) (cost $345,091)	$345,000	$345,108
Total Long-Term Investment Securities (cost $191,652,463)		219,577,553
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2014 (cost $2,733,000)	2,733,000	2,733,000
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $1,390,000 and collateralized by $1,530,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $1,417,825	1,390,000	1,390,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	843,000	843,000
Total Repurchase Agreements (cost $2,233,000)		2,233,000
TOTAL INVESTMENTS (cost $196,618,463)(5)	99.9%	224,543,553
Other assets less liabilities	0.1	277,032
NET ASSETS	100.0%	$224,820,585

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
37	Long	Russell 2000 Mini Index	December 2014	$4,239,433	$4,057,420	$(182,013)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Banks-Commercial	$24,424,657	$—	$—	$24,424,657
Medical-Biomedical/Gene	3,042,909	—	0	3,042,909
Real Estate Investment Trusts	16,313,913	—	—	16,313,913
Other Industries*	172,253,500	—	—	172,253,500
Exchange-Traded Funds	3,197,466	—	—	3,197,466
Short-Term Investment Securities:
U.S. Government Treasuries	—	345,108	—	345,108
Time Deposits	—	2,733,000	—	2,733,000
Repurchase Agreements	—	2,233,000	—	2,233,000
Total	$219,232,445	$5,311,108	$0	$224,543,553
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$182,013	$—	$—	$182,013

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Banks-Commercial	8.7%
Diversified Banking Institutions	6.8
Medical-Drugs	6.1
Oil Companies-Integrated	3.6
Auto-Cars/Light Trucks	3.5
Insurance-Life/Health	3.1
Repurchase Agreements	2.9
Telephone-Integrated	2.5
Insurance-Multi-line	2.2
Brewery	2.1
Tobacco	2.1
Chemicals-Diversified	1.9
Food-Misc./Diversified	1.7
Oil Companies-Exploration & Production	1.7
Electronic Components-Semiconductors	1.6
Real Estate Management/Services	1.6
Transport-Services	1.6
Metal-Diversified	1.4
Electric-Generation	1.3
Electric Products-Misc.	1.2
Cellular Telecom	1.2
Import/Export	1.2
Auto/Truck Parts & Equipment-Original	1.1
Diversified Manufacturing Operations	1.1
Cosmetics & Toiletries	1.1
Electric-Integrated	1.1
Semiconductor Components-Integrated Circuits	1.0
Beverages-Wine/Spirits	1.0
Wireless Equipment	1.0
Building-Heavy Construction	0.9
Soap & Cleaning Preparation	0.9
Diversified Operations	0.9
Electronic Components-Misc.	0.9
Machinery-General Industrial	0.8
Building-Residential/Commercial	0.8
Diversified Minerals	0.8
Optical Supplies	0.7
Electronic Measurement Instruments	0.7
Steel-Producers	0.7
Retail-Jewelry	0.7
Time Deposits	0.7
Chemicals-Specialty	0.7
Real Estate Investment Trusts	0.6
Airlines	0.6
Real Estate Operations & Development	0.6
Dialysis Centers	0.6
Exchange-Traded Funds	0.6
Pharmacy Services	0.6
Cable/Satellite TV	0.5
Web Portals/ISP	0.5
Consumer Products-Misc.	0.5
Commercial Services	0.5
Enterprise Software/Service	0.5
Leisure Products	0.5
Metal Processors & Fabrication	0.5
Advanced Materials	0.5
Gas-Transportation	0.5
Gas-Distribution	0.5
Casino Hotels	0.4
Computers-Integrated Systems	0.4
Oil Refining & Marketing	0.4
Transport-Marine	0.4
Advertising Agencies	0.4%
Food-Retail	0.4
E-Commerce/Products	0.4
Independent Power Producers	0.4
Finance-Leasing Companies	0.4
Medical-Biomedical/Gene	0.4
Steel-Specialty	0.4
Retail-Apparel/Shoe	0.4
Finance-Other Services	0.3
Public Thoroughfares	0.3
Internet Application Software	0.3
Filtration/Separation Products	0.3
Respiratory Products	0.3
Retail-Major Department Stores	0.3
Coatings/Paint	0.3
Power Converter/Supply Equipment	0.3
Telecom Services	0.3
Rubber-Tires	0.3
Finance-Investment Banker/Broker	0.3
Transport-Rail	0.2
Applications Software	0.2
Insurance-Property/Casualty	0.2
Industrial Gases	0.2
Building Products-Cement	0.2
Insurance-Reinsurance	0.2
Airport Development/Maintenance	0.2
E-Commerce/Services	0.2
Aerospace/Defense	0.2
Machinery-Electrical	0.2
Audio/Video Products	0.2
Engineering/R&D Services	0.1
Building & Construction Products-Misc.	0.1
Aerospace/Defense-Equipment	0.1
Office Automation & Equipment	0.1
Machinery-Construction & Mining	0.1
Medical Products	0.1
Semiconductor Equipment	0.1
Medical-Generic Drugs	0.1
Agricultural Chemicals	0.1
Textile-Apparel	0.1
Retail-Misc./Diversified	0.1
Investment Management/Advisor Services	0.1
U.S. Government Treasuries	0.1
Industrial Automated/Robotic	0.1
Publishing-Periodicals	0.1
Machinery-Farming	0.1
Photo Equipment & Supplies	0.1
Food-Catering	0.1
Oil & Gas Drilling	0.1
Security Services	0.1
Auto-Heavy Duty Trucks	0.1
Building Products-Air & Heating	0.1
Electronics-Military	0.1
Publishing-Books	0.1
Multimedia	0.1
Athletic Footwear	0.1
Commercial Services-Finance	0.1
Transactional Software	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Country Allocation*
Japan	18.7%
United Kingdom	16.7
Germany	7.7
France	6.9
Switzerland	5.8
United States	4.6
Netherlands	4.4
Hong Kong	3.8
Sweden	3.2
Italy	2.6
Australia	2.4
Jersey	2.3
Spain	2.1
Denmark	2.0
Cayman Islands	1.4
India	1.3
South Korea	1.2
Luxembourg	1.2
Norway	1.1
Canada	1.1
Brazil	1.1
Taiwan	1.0
Indonesia	0.9
Thailand	0.8
Bermuda	0.7
Mexico	0.5
Singapore	0.5
Finland	0.4
China	0.4
Belgium	0.4
Portugal	0.4
New Zealand	0.3
Philippines	0.3
Greece	0.3
Austria	0.3
Israel	0.2
Turkey	0.2
Ireland	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.3%
Australia — 2.4%
AGL Energy, Ltd.	11,326	$134,269
Amcor, Ltd.	19,221	190,672
AMP, Ltd.	49,222	235,306
APA Group	15,323	99,815
Asciano, Ltd.	17,680	93,652
ASX, Ltd.	4,383	137,614
Aurizon Holdings, Ltd.	36,666	145,426
AusNet Services	43,958	52,535
Australia & New Zealand Banking Group, Ltd.	41,282	1,117,587
Bendigo and Adelaide Bank, Ltd.	9,146	95,453
BGP Holdings PLC†(1)(5)	98,723	0
BHP Billiton, Ltd.	49,301	1,462,015
Boral, Ltd.	17,176	74,741
Brambles, Ltd.	26,238	218,700
CFS Retail Property Trust Group	42,002	73,366
Coca-Cola Amatil, Ltd.	10,987	84,461
Cochlear, Ltd.	1,308	79,604
Commonwealth Bank of Australia	24,320	1,603,179
Computershare, Ltd.	10,034	106,829
Crown Resorts, Ltd.	7,544	91,151
CSL, Ltd.	7,251	470,877
Dexus Property Group	90,651	88,100
Federation Centres	31,668	71,535
Fortescue Metals Group, Ltd.	26,420	80,499
Goodman Group	31,570	142,905
GPT Group	30,461	103,213
Incitec Pivot, Ltd.	36,736	87,165
Insurance Australia Group, Ltd.†	39,237	210,246
Lend Lease Group	10,146	127,387
Macquarie Group, Ltd.	4,643	234,114
Mirvac Group	62,272	93,778
National Australia Bank, Ltd.	35,389	1,008,247
Newcrest Mining, Ltd.†	13,610	125,716
Orica, Ltd.	6,984	115,571
Origin Energy, Ltd.	18,678	244,812
QBE Insurance Group, Ltd.	21,570	220,206
Ramsay Health Care, Ltd.	2,347	102,931
Rio Tinto, Ltd.	6,836	356,602
Santos, Ltd.	16,262	194,636
Scentre Group†	82,902	238,078
Seek, Ltd.	5,257	74,611
Sonic Healthcare, Ltd.	7,702	118,281
Stockland†	40,010	138,371
Suncorp Group, Ltd.	19,551	240,335
Sydney Airport	19,532	73,022
Tatts Group, Ltd.	34,887	96,218
Telstra Corp., Ltd.	66,514	308,653
Transurban Group	28,520	192,774
Wesfarmers, Ltd.	17,481	645,280
Westfield Corp.†	29,765	194,153
Westpac Banking Corp.	46,680	1,313,584
Woodside Petroleum, Ltd.	11,422	406,022
Woolworths, Ltd.	18,948	568,039
		14,782,336
Security Description	Shares	Value (Note 2)
Austria — 0.3%
Andritz AG	25,843	$1,378,104
Erste Group Bank AG	4,661	106,762
OMV AG	3,353	112,842
Voestalpine AG	2,244	88,713
		1,686,421
Belgium — 0.4%
Ageas	4,725	156,867
Anheuser-Busch InBev NV	12,079	1,344,393
Belgacom SA	2,352	81,872
Colruyt SA	1,325	58,382
Delhaize Group SA	1,844	128,285
Groupe Bruxelles Lambert SA	1,440	131,972
KBC Groep NV†	4,078	217,180
Solvay SA	1,013	155,967
UCB SA	2,062	187,205
Umicore SA	1,898	83,029
		2,545,152
Bermuda — 0.7%
Cheung Kong Infrastructure Holdings, Ltd.	365,000	2,564,215
Kunlun Energy Co., Ltd.	900,000	1,298,158
Li & Fung, Ltd.	100,000	113,589
Noble Group, Ltd.	87,000	88,657
NWS Holdings, Ltd.	35,000	63,105
Seadrill, Ltd.	6,121	164,154
		4,291,878
Brazil — 0.6%
AMBEV SA	312,400	2,047,144
BB Seguridade Participacoes SA	116,900	1,537,812
		3,584,956
Canada — 1.1%
Athabasca Oil Corp.†	164,029	839,222
Catamaran Corp.†	81,804	3,445,417
MEG Energy Corp.†	40,612	1,246,699
Teck Resources, Ltd., Class B	70,922	1,343,145
		6,874,483
Cayman Islands — 1.4%
Alibaba Group Holding. Ltd. ADR†	25,950	2,305,657
Baidu, Inc. ADR†	14,300	3,120,689
Ctrip.com International, Ltd. ADR†	17,674	1,003,176
MGM China Holdings, Ltd.	16,800	48,140
Sands China, Ltd.	36,400	189,856
Tencent Holdings, Ltd.	140,500	2,086,280
Wynn Macau, Ltd.	26,800	85,251
		8,839,049
China — 0.4%
Beijing Capital International Airport Co., Ltd., Class H	1,338,000	1,023,551
Travelsky Technology, Ltd.	1,491,000	1,609,121
		2,632,672
Denmark — 2.0%
AP Moeller - Maersk A/S, Series B	1,059	2,515,631
Carlsberg A/S, Class B	1,900	168,930

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Coloplast A/S, Class B	1,873	$156,996
Danske Bank A/S	10,159	276,145
DSV A/S	3,821	107,624
H. Lundbeck A/S	72,000	1,607,724
Novo Nordisk A/S, Class B	97,315	4,656,418
Novozymes A/S, Class B	3,831	166,213
Pandora A/S	1,874	146,936
TDC A/S	276,465	2,099,681
Vestas Wind Systems A/S†	3,592	140,424
		12,042,722
Finland — 0.4%
Elisa Oyj	3,213	85,303
Fortum Oyj†	6,540	159,507
Kone Oyj, Class B	5,132	206,256
Metso Oyj	2,288	81,494
Nokia Oyj	59,208	505,157
Orion Oyj, Class B	1,837	71,927
Outokumpu Oyj†	141,413	985,937
Sampo Oyj, Class A	6,608	320,496
UPM-Kymmene Oyj	9,772	139,594
Wartsila Oyj Abp	2,755	123,286
		2,678,957
France — 6.9%
Accor SA	2,863	126,980
Air Liquide SA	5,210	635,478
Alcatel-Lucent†	46,485	144,258
Alstom SA†	3,574	122,243
AtoS	1,480	107,243
AXA SA	158,969	3,917,332
BNP Paribas SA	79,206	5,254,163
Bollore SA	81	46,018
Bouygues SA	3,246	105,223
Bureau Veritas SA	3,496	77,251
Cap Gemini SA	2,366	169,829
Carrefour SA	10,048	310,425
Casino Guichard Perrachon SA	908	97,792
Christian Dior SA	911	152,690
Cie de St-Gobain	7,176	328,421
Cie Generale des Etablissements Michelin	2,914	274,862
Credit Agricole SA	16,146	243,597
Danone SA	8,762	586,543
Dassault Systemes	1,968	126,422
Edenred	112,331	2,771,620
Electricite de France SA	104,137	3,415,842
Essilor International SA	37,886	4,160,247
Eutelsat Communications SA	3,098	100,034
GDF Suez	22,129	555,088
Gecina SA†	514	67,355
Groupe Eurotunnel SA	8,502	103,862
ICADE	746	62,913
Iliad SA	386	81,711
Kering	8,985	1,811,789
Klepierre	1,632	71,465
L'Oreal SA	3,676	583,622
Security Description	Shares	Value (Note 2)
France (continued)
Lafarge SA	2,888	$207,991
Legrand SA	4,336	225,608
LVMH Moet Hennessy Louis Vuitton SA	4,237	688,744
Natixis	16,645	114,536
Orange SA	29,116	437,806
Pernod Ricard SA	3,282	371,588
Peugeot SA†	6,077	77,945
Publicis Groupe SA	3,075	211,167
Renault SA	3,155	228,535
Rexel SA	5,203	97,096
Safran SA	4,239	275,092
Sanofi	18,221	2,061,138
Schneider Electric SE	24,707	1,897,336
SCOR SE	3,003	93,818
Societe BIC SA	521	67,187
Societe Generale SA	86,535	4,417,828
Sodexo	1,678	164,211
Suez Environnement Co.	5,428	91,834
Technip SA	1,736	146,053
Thales SA	1,511	80,490
Total SA	32,702	2,125,105
Unibail-Rodamco SE (Euronext Amsterdam)	1,446	372,032
Unibail-Rodamco SE (Euronext Paris)	73	18,782
Valeo SA	1,350	150,238
Veolia Environnement SA	6,484	114,491
Vinci SA	7,252	421,389
Vivendi SA	18,907	456,595
Zodiac Aerospace	3,322	105,966
		42,332,919
Germany — 6.5%
adidas AG	3,544	265,218
Allianz SE	5,885	954,032
BASF SE†	14,124	1,295,670
Bayer AG	12,723	1,782,140
Bayerische Motoren Werke AG	5,247	563,447
Beiersdorf AG	1,543	128,899
Brenntag AG	68,523	3,367,583
Commerzbank AG†	99,408	1,486,599
Continental AG	1,745	332,036
Daimler AG	41,790	3,205,504
Deutsche Bank AG	102,541	3,597,264
Deutsche Boerse AG	21,476	1,446,591
Deutsche Lufthansa AG	4,259	67,268
Deutsche Post AG	15,201	487,479
Deutsche Telekom AG	47,693	722,864
Deutsche Wohnen AG	5,216	111,470
E.ON SE	31,327	573,532
Fresenius Medical Care AG & Co. KGaA	3,347	233,777
Fresenius SE & Co. KGaA	69,112	3,421,408
GEA Group AG†	3,511	153,192
Hannover Rueck SE	1,141	92,262
HeidelbergCement AG	2,343	154,832
Henkel AG & Co. KGaA	1,933	180,645

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Hugo Boss AG†	565	$70,620
Infineon Technologies AG	19,726	204,128
K+S AG	2,749	77,967
Kabel Deutschland Holding AG†	449	61,021
LANXESS AG	1,651	91,138
Linde AG	2,828	543,466
MAN SE	584	65,722
Merck KGaA	2,069	190,846
Metro AG†	2,852	93,946
MorphoSys AG†	17,187	1,686,498
Muenchener Rueckversicherungs AG	2,600	514,099
ProSiebenSat.1 Media AG	4,081	162,625
RWE AG	7,762	302,496
SAP SE	41,094	2,963,707
Siemens AG	40,438	4,819,970
ThyssenKrupp AG†	124,559	3,268,412
United Internet AG	2,185	92,990
		39,833,363
Greece — 0.3%
National Bank of Greece SA†	581,437	1,703,771
Guernsey — 0.0%
Friends Life Group, Ltd.	23,529	117,522
Hong Kong — 3.8%
AIA Group, Ltd.	1,393,200	7,203,871
Bank of East Asia, Ltd.	17,600	71,512
BOC Hong Kong Holdings, Ltd.	62,500	199,215
Cathay Pacific Airways, Ltd.	1,060,000	1,954,861
Cheung Kong Holdings, Ltd.	21,000	345,635
China Overseas Land & Investment, Ltd.	750,000	1,927,919
China Resources Power Holdings Co., Ltd.	734,000	1,980,373
CLP Holdings, Ltd.	31,000	248,723
Galaxy Entertainment Group, Ltd.	37,000	214,904
Hang Lung Properties, Ltd.	38,000	107,909
Hang Seng Bank, Ltd.	11,700	188,047
Henderson Land Development Co., Ltd.	16,500	106,886
Hong Kong & China Gas Co., Ltd.	99,700	216,224
Hong Kong Exchanges and Clearing, Ltd.	17,400	374,897
Hutchison Whampoa, Ltd.	32,000	387,387
Hysan Development Co., Ltd.	13,000	60,104
Link REIT	37,000	213,475
Melco International Development	1,720,000	3,987,199
MTR Corp., Ltd.	29,500	115,685
New World Development Co., Ltd.	98,000	114,094
Power Assets Holdings, Ltd.	22,500	199,215
Sino Land Co., Ltd.	54,000	83,870
SJM Holdings, Ltd.	1,252,000	2,386,344
Sun Hung Kai Properties, Ltd.	26,000	368,661
Swire Pacific, Ltd., Class A	9,500	122,591
Swire Properties, Ltd.	20,800	64,959
Techtronic Industries Co.	26,000	75,340
Security Description	Shares	Value (Note 2)
Hong Kong (continued)
Wharf Holdings, Ltd.	24,000	$170,770
Wheelock & Co., Ltd.	17,000	81,334
		23,572,004
India — 1.3%
ICICI Bank, Ltd. ADR	109,914	5,396,777
Reliance Industries, Ltd. GDR*	81,795	2,494,748
		7,891,525
Indonesia — 0.9%
Bank Negara Indonesia Persero Tbk PT	4,895,818	2,219,893
Indofood Sukses Makmur Tbk PT	5,303,600	3,046,795
		5,266,688
Ireland — 0.1%
Bank of Ireland†	473,907	186,155
CRH PLC	12,378	283,133
James Hardie Industries PLC CDI	9,298	97,446
Kerry Group PLC, Class A (ISE)	2,360	166,388
Kerry Group PLC, Class A (LSE)	104	7,373
		740,495
Isle of Man — 0.0%
Genting Singapore PLC	121,000	108,129
Israel — 0.2%
Bank Hapoalim BM	27,092	152,785
Bank Leumi Le-Israel BM†	34,883	141,315
Bezeq The Israeli Telecommunication Corp., Ltd.	44,046	76,074
Teva Pharmaceutical Industries, Ltd.	13,639	735,842
		1,106,016
Italy — 2.6%
Assicurazioni Generali SpA	18,605	391,494
Atlantia SpA	6,739	166,404
Banca Monte dei Paschi di Siena SpA†	72,000	94,941
Banco Popolare SC†	6,027	88,532
Enel Green Power SpA	31,116	79,624
Enel SpA†	100,672	534,300
Eni SpA	38,934	927,944
ENI SpA ADR	56,200	2,655,450
Exor SpA	1,927	74,818
Fiat SpA†	15,033	145,064
Intesa Sanpaolo SpA	192,289	584,347
Luxottica Group SpA	2,476	128,908
Mediobanca SpA†	10,810	92,981
Saipem SpA†	4,590	97,628
Snam SpA	490,864	2,715,539
Telecom Italia SpA†	161,307	184,893
Telecom Italia SpA RSP	93,664	83,226
Terna Rete Elettrica Nazionale SpA	25,031	125,892
UniCredit SpA	808,227	6,390,405
Unione di Banche Italiane SCpA	15,588	131,125
		15,693,515
Japan — 18.7%
Aeon Co., Ltd.	11,900	118,485
Aisin Seiki Co., Ltd.	3,600	129,820

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Ajinomoto Co., Inc.	10,000	$166,401
Aozora Bank, Ltd.	21,000	71,037
Asahi Glass Co., Ltd.	18,000	97,586
Asahi Group Holdings, Ltd.	5,900	170,692
Asahi Kasei Corp.	330,000	2,679,116
Astellas Pharma, Inc.	33,500	498,796
Bandai Namco Holdings, Inc.	2,900	74,434
Bank of Kyoto, Ltd.	9,000	74,757
Bank of Yokohama, Ltd.	483,000	2,656,445
Bridgestone Corp.	10,100	333,551
Brother Industries, Ltd.	4,600	85,101
Canon, Inc.	17,900	582,739
Casio Computer Co., Ltd.	3,800	63,336
Central Japan Railway Co.	2,200	297,178
Chiba Bank, Ltd.†	17,000	118,268
Chubu Electric Power Co., Inc.†	11,300	129,717
Chugai Pharmaceutical Co., Ltd.	3,800	110,007
Chugoku Electric Power Co., Inc.†	5,700	73,072
Dai Nippon Printing Co., Ltd.	12,000	120,301
Dai-ichi Life Insurance Co., Ltd.	17,800	264,221
Daicel Corp.	7,000	76,015
Daihatsu Motor Co., Ltd.	4,400	69,846
Daiichi Sankyo Co., Ltd.	10,500	164,764
Daikin Industries, Ltd.	3,800	235,536
Daito Trust Construction Co., Ltd.	1,100	129,934
Daiwa House Industry Co., Ltd.	120,500	2,161,694
Daiwa Securities Group, Inc.	27,000	213,907
Denso Corp.	8,000	368,726
Dentsu, Inc.	3,500	133,235
Don Quijote Holdings Co., Ltd.	1,400	80,292
East Japan Railway Co.	5,100	382,238
Eisai Co., Ltd.	4,200	169,838
Electric Power Development Co., Ltd.	2,100	68,644
FANUC Corp.	3,000	541,874
Fast Retailing Co., Ltd.	900	301,204
Fuji Heavy Industries, Ltd.	9,200	304,164
FUJIFILM Holdings Corp.	7,600	233,526
Fujitsu, Ltd.	29,000	178,482
Fukuoka Financial Group, Inc.	18,000	85,835
Hachijuni Bank, Ltd.	12,000	72,104
Hamamatsu Photonics KK	1,400	66,506
Hankyu Hanshin Holdings, Inc.†	23,000	134,005
Hino Motors, Ltd.	5,500	76,927
Hirose Electric Co., Ltd.†	600	74,073
Hitachi Metals, Ltd.	4,000	72,067
Hitachi, Ltd.	586,000	4,474,812
Hokuhoku Financial Group, Inc.	37,000	72,532
Honda Motor Co., Ltd.	25,400	880,055
Hoya Corp.	7,400	248,567
IHI Corp.	24,000	124,294
Iida Group Holdings Co., Ltd.	37,913	463,909
Inpex Corp.	343,600	4,854,417
Isetan Mitsukoshi Holdings, Ltd.	6,800	88,538
Isuzu Motors, Ltd.	10,500	148,393
ITOCHU Corp.	24,300	296,895
Iyo Bank, Ltd.	8,100	81,979
Security Description	Shares	Value (Note 2)
Japan (continued)
J. Front Retailing Co., Ltd.	5,600	$73,271
Japan Exchange Group, Inc.	4,500	106,802
Japan Real Estate Investment Corp.	22	113,134
Japan Retail Fund Investment Corp.	41	82,617
Japan Tobacco, Inc.	224,300	7,294,991
JFE Holdings, Inc.	8,300	165,622
JGC Corp.	4,000	109,195
Joyo Bank, Ltd.	19,000	93,549
JSR Corp.	4,400	76,747
JTEKT Corp.	4,800	80,266
JX Holdings, Inc.	40,700	187,589
Kajima Corp.	14,000	67,016
Kansai Electric Power Co., Inc.†	11,700	110,573
Kansai Paint Co., Ltd.	128,000	1,911,685
Kao Corp.	7,800	304,141
Kawasaki Heavy Industries, Ltd.	28,000	111,821
KDDI Corp.	9,000	541,026
Keikyu Corp.	11,000	91,871
Keio Corp.†	14,000	103,524
Keyence Corp.	9,800	4,259,102
Kikkoman Corp.	3,000	63,761
Kintetsu Corp.	37,000	124,486
Kirin Holdings Co., Ltd.	13,200	175,298
Kobe Steel, Ltd.	56,000	90,887
Komatsu, Ltd.	14,700	339,973
Konica Minolta, Inc.	8,900	96,080
Kubota Corp.	18,000	284,340
Kuraray Co., Ltd.	8,200	96,150
Kyocera Corp.	5,200	242,327
Kyushu Electric Power Co., Inc.†	6,500	70,052
Lawson, Inc.	1,300	90,914
LIXIL Group Corp.	4,500	96,134
Makita Corp.	1,900	107,408
Marubeni Corp.	28,000	191,679
Mazda Motor Corp.	8,500	213,052
McDonald's Holdings Co. Japan, Ltd.	2,100	51,947
MEIJI Holdings Co., Ltd.	1,200	94,862
Mitsubishi Chemical Holdings Corp.	26,800	131,856
Mitsubishi Corp.	148,100	3,032,894
Mitsubishi Electric Corp.	30,000	399,498
Mitsubishi Estate Co., Ltd.	154,000	3,466,141
Mitsubishi Heavy Industries, Ltd.	48,000	308,811
Mitsubishi Materials Corp.	20,000	64,737
Mitsubishi Motors Corp.	10,300	124,999
Mitsubishi UFJ Financial Group, Inc.	199,300	1,127,019
Mitsui & Co., Ltd.	27,100	427,349
Mitsui Fudosan Co., Ltd.	15,000	459,471
Mitsui OSK Lines, Ltd.	25,000	79,781
Mizuho Financial Group, Inc.	350,300	625,701
Mori Hills REIT Investment Corp	689	957,407
MS&AD Insurance Group Holdings, Inc.	8,500	185,423
Murata Manufacturing Co., Ltd.	3,200	363,839
NEC Corp.	45,000	155,505
NGK Insulators, Ltd.	5,000	119,079
NGK Spark Plug Co., Ltd.	201,800	5,933,941
NH Foods, Ltd.†	3,000	63,624

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Nidec Corp.	40,100	$2,712,943
Nikon Corp.	6,000	86,711
Nintendo Co., Ltd.	1,800	195,797
Nippon Building Fund, Inc.	25	131,525
Nippon Express Co., Ltd.	19,000	79,517
Nippon Paint Co., Ltd.	3,000	67,426
Nippon Steel & Sumitomo Metal Corp.	121,000	313,988
Nippon Telegraph & Telephone Corp.	5,800	360,718
Nippon Yusen KK	31,000	81,687
Nissan Motor Co., Ltd.	189,200	1,844,129
Nissin Foods Holdings Co., Ltd.	1,300	67,563
Nitori Holdings Co., Ltd.	1,400	86,674
Nitto Denko Corp.	2,800	153,563
Nomura Holdings, Inc.	58,700	349,925
Nomura Research Institute, Ltd.	2,400	77,575
NSK, Ltd.	169,000	2,405,370
NTT Data Corp.	2,500	90,039
NTT DOCOMO, Inc.	23,500	392,220
Obayashi Corp.	10,000	68,475
OBIC Co., Ltd.†	71,800	2,566,273
Odakyu Electric Railway Co., Ltd.	13,000	118,888
Oji Holdings Corp.	19,000	71,894
Olympus Corp.†	4,200	150,691
Omron Corp.	3,700	168,005
Ono Pharmaceutical Co., Ltd.	1,300	115,450
Oriental Land Co., Ltd.	800	151,247
ORIX Corp.	161,500	2,227,942
Osaka Gas Co., Ltd.	35,000	140,638
Otsuka Holdings Co., Ltd.	6,400	220,579
Panasonic Corp.	35,100	417,488
Rakuten, Inc.	12,900	148,554
Resona Holdings, Inc.	37,100	209,187
Ricoh Co., Ltd.	12,100	129,964
Rinnai Corp.	700	58,145
Rohm Co., Ltd.	1,600	100,661
Santen Pharmaceutical Co., Ltd.	1,600	89,574
Secom Co., Ltd.	3,500	208,484
Sega Sammy Holdings, Inc.	182,000	2,928,926
Seiko Epson Corp.	2,200	105,712
Sekisui Chemical Co., Ltd.	9,000	103,232
Sekisui House, Ltd.	9,900	116,625
Seven & I Holdings Co., Ltd.	11,400	442,175
Seven Bank, Ltd.	1,036,103	4,222,822
Sharp Corp.†	29,000	82,498
Shimano, Inc.	1,400	170,285
Shimizu Corp.	11,000	86,756
Shin-Etsu Chemical Co., Ltd.	36,300	2,372,449
Shinsei Bank, Ltd.	35,000	74,994
Shionogi & Co., Ltd.	5,000	114,703
Shiseido Co., Ltd.	6,300	103,942
Shizuoka Bank, Ltd.†	12,000	123,529
SMC Corp.	900	248,233
SoftBank Corp.	47,500	3,330,089
Sompo Japan Nipponkoa Holdings, Inc.	5,800	140,723
Security Description	Shares	Value (Note 2)
Japan (continued)
Sony Corp.	16,100	$292,274
Sony Financial Holdings, Inc.	4,700	76,023
Stanley Electric Co., Ltd.	3,200	69,208
Sumco Corp.	213,800	2,581,000
Sumitomo Chemical Co., Ltd.	26,000	92,692
Sumitomo Corp.	260,800	2,878,490
Sumitomo Electric Industries, Ltd.	12,900	190,604
Sumitomo Metal Mining Co., Ltd.	9,000	126,702
Sumitomo Mitsui Financial Group, Inc.	19,600	799,012
Sumitomo Mitsui Trust Holdings, Inc.	53,000	220,602
Sumitomo Realty & Development Co., Ltd.	5,000	177,912
Suntory Beverage & Food, Ltd.	2,200	78,031
Suruga Bank, Ltd.†	4,000	79,726
Suzuki Motor Corp.	6,000	198,888
Sysmex Corp.	2,500	100,524
T&D Holdings, Inc.	10,900	139,983
Taiheiyo Cement Corp.	23,000	86,820
Taisei Corp.	18,000	101,591
Takeda Pharmaceutical Co., Ltd.	12,400	539,076
TDK Corp.	2,300	128,343
Terumo Corp.	5,800	139,031
Tobu Railway Co., Ltd.†	25,000	125,826
Toho Co., Ltd.	3,000	67,837
Tohoku Electric Power Co., Inc.	8,200	93,159
Tokio Marine Holdings, Inc.	10,900	338,156
Tokyo Electric Power Co., Inc.†	24,000	84,030
Tokyo Electron, Ltd.	2,700	176,217
Tokyo Gas Co., Ltd.	37,000	207,983
Tokyo Tatemono Co., Ltd.	8,000	64,700
Tokyu Corp.	21,000	137,670
Tokyu Fudosan Holdings Corp.	8,400	57,596
Toppan Printing Co., Ltd.	14,000	100,588
Toray Industries, Inc.	25,000	165,261
Toshiba Corp.	593,000	2,747,778
TOTO, Ltd.	7,000	76,973
Toyota Industries Corp.	3,000	144,974
Toyota Motor Corp.	94,600	5,574,651
Toyota Tsusho Corp.	4,300	104,760
Trend Micro, Inc.	2,300	77,803
Unicharm Corp.	6,300	143,635
United Urban Investment Corp.	48	73,658
USS Co., Ltd.	5,100	78,122
West Japan Railway Co.	3,100	138,769
Yahoo Japan Corp.	23,700	90,111
Yakult Honsha Co., Ltd.	1,700	89,282
Yamaha Motor Co., Ltd.	4,500	88,010
Yamato Holdings Co., Ltd.	6,000	111,685
		115,268,822
Jersey — 2.3%
Experian PLC	15,848	252,681
Genel Energy Plc†	28,584	390,174
Glencore PLC	976,860	5,435,041
Kennedy Wilson Europe Real Estate PLC	245,013	4,337,455
Petrofac, Ltd.	4,937	82,998

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Jersey (continued)
Randgold Resources, Ltd.	1,296	$88,432
Shire PLC	9,075	785,617
Wolseley PLC	4,242	222,950
WPP PLC	132,710	2,667,771
		14,263,119
Luxembourg — 1.2%
Altice SA†	1,348	71,390
APERAM†	34,449	1,075,370
ArcelorMittal	16,021	220,565
L'Occitane International SA	957,500	2,197,422
Millicom International Cellular SA SDR	1,255	100,786
RTL Group SA	835	71,600
Samsonite International SA	1,018,700	3,273,285
SES SA FDR	5,126	177,236
Subsea 7 SA	5,391	76,987
Tenaris SA	8,251	189,149
		7,453,790
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	138,000	55,711
Mexico — 0.5%
Mexico Real Estate Management SA de CV*	839,900	1,482,121
OHL Mexico SAB de CV†	610,478	1,656,820
		3,138,941
Netherlands — 4.4%
Aegon NV	353,500	2,916,462
Airbus Group NV	8,919	561,230
Akzo Nobel NV	4,041	276,891
ASML Holding NV	5,639	561,383
CNH Industrial NV†	18,038	143,532
Delta Lloyd NV	4,634	111,763
Gemalto NV	1,367	125,489
Heineken Holding NV	62,784	4,152,907
Heineken NV	3,653	273,329
ING Groep NV CVA†	214,692	3,066,897
Koninklijke Ahold NV	14,938	241,881
Koninklijke Boskalis Westminster NV	1,819	102,422
Koninklijke DSM NV	2,777	171,358
Koninklijke KPN NV	51,857	166,168
Koninklijke Philips NV	15,355	489,993
Koninklijke Vopak NV	48,559	2,620,430
LyondellBasell Industries NV, Class A	42,058	4,570,022
QIAGEN NV†	4,275	97,354
Randstad Holding NV	2,389	111,222
Reed Elsevier NV	11,882	269,686
STMicroelectronics NV	10,840	83,792
TNT Express NV	442,122	2,799,930
Unilever NV CVA	79,668	3,172,697
Wolters Kluwer NV†	6,042	161,174
Ziggo NV	2,756	129,109
		27,377,121
Security Description	Shares	Value (Note 2)
New Zealand — 0.3%
Air New Zealand, Ltd.	1,266,734	$1,918,419
Fletcher Building, Ltd.	13,296	91,132
Spark New Zealand, Ltd.	36,418	84,436
		2,093,987
Norway — 1.1%
DNB ASA	207,476	3,884,877
Gjensidige Forsikring ASA	4,351	92,035
Norsk Hydro ASA	22,273	124,595
Orkla ASA	13,292	120,202
Statoil ASA	16,415	447,630
Storebrand ASA†	353,513	1,967,645
Telenor ASA	11,889	260,920
Yara International ASA	2,813	141,246
		7,039,150
Philippines — 0.3%
LT Group, Inc.	5,945,000	2,071,858
Portugal — 0.4%
Banco Comercial Portugues SA†	610,376	79,869
Banco Espirito Santo SA†(2)	59,101	8,958
EDP - Energias de Portugal SA	35,272	153,921
Galp Energia SGPS SA	134,284	2,182,848
Jeronimo Martins SGPS SA	5,496	60,518
		2,486,114
Singapore — 0.5%
Ascendas Real Estate Investment Trust	47,000	82,896
CapitaLand, Ltd.	47,000	117,896
CapitaMall Trust†	54,000	80,850
ComfortDelGro Corp., Ltd.	43,000	80,897
DBS Group Holdings, Ltd.	26,000	375,417
Global Logistic Properties, Ltd.	52,000	110,465
Keppel Corp., Ltd.	24,000	197,539
Oversea-Chinese Banking Corp., Ltd.	46,000	351,211
Sembcorp Industries, Ltd.	23,000	93,392
Singapore Airlines, Ltd.	16,000	123,415
Singapore Exchange, Ltd.	22,000	124,684
Singapore Press Holdings, Ltd.†	37,000	121,815
Singapore Technologies Engineering, Ltd.	34,000	97,280
Singapore Telecommunications, Ltd.	117,000	348,514
United Overseas Bank, Ltd.	19,000	333,621
Wilmar International, Ltd.	38,000	92,043
		2,731,935
South Korea — 1.2%
Samsung Electronics Co., Ltd.	2,002	2,246,262
SK Hynix, Inc.†	46,278	2,050,222
SK Telecom Co., Ltd.†	11,692	3,213,153
		7,509,637
Spain — 2.1%
Abertis Infraestructuras SA	6,542	129,231
ACS Actividades de Construccion y Servicios SA	38,369	1,474,213
Amadeus IT Holding SA, Class A	6,276	234,795
Banco Bilbao Vizcaya Argentaria SA	410,578	4,952,965
Banco de Sabadell SA	54,898	162,530

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Banco Popular Espanol SA	28,902	$176,938
Banco Santander SA†	181,086	1,740,794
Bankia SA†	71,151	132,824
CaixaBank SA	28,065	170,892
Distribuidora Internacional de Alimentacion SA	12,535	89,991
Enagas SA	3,141	101,284
Ferrovial SA†	6,730	130,523
Gas Natural SDG SA	5,120	150,742
Grifols SA	2,685	110,013
Iberdrola SA	74,724	535,136
Inditex SA	17,110	472,736
International Consolidated Airlines Group SA†	21,285	126,758
Obrascon Huarte Lain SA	22,144	740,759
Red Electrica Corp. SA	1,757	152,147
Repsol SA	16,125	382,894
Telefonica SA	62,221	963,099
		13,131,264
Sweden — 3.2%
Alfa Laval AB	97,148	2,078,666
Assa Abloy AB, Class B	5,234	270,259
Atlas Copco AB, Class A	8,687	249,197
Atlas Copco AB, Class B	7,329	190,335
Boliden AB	5,823	94,495
Electrolux AB, Series B	3,621	95,794
Elekta AB, Series B	7,716	76,080
Getinge AB, Class B	3,310	83,530
Hennes & Mauritz AB, Class B	14,482	601,075
Hexagon AB, Class B	72,777	2,309,580
Investment AB Kinnevik, Class B	3,825	138,190
Investor AB, Class B	6,741	238,401
Lundin Petroleum AB†	3,696	62,539
Nordea Bank AB†	44,672	581,305
Sandvik AB	17,468	197,048
Securitas AB, Class B	5,665	62,923
Skandinaviska Enskilda Banken AB, Class A	22,303	297,950
Skanska AB, Class B	6,648	137,548
SKF AB, Class B	6,739	140,738
Svenska Cellulosa AB SCA, Class B	9,191	219,203
Svenska Handelsbanken AB, Class A	7,248	341,006
Swedbank AB, Class A	13,472	339,227
Swedish Match AB	3,184	103,251
Swedish Orphan Biovitrum AB†	153,113	1,634,889
Tele2 AB, Class B	5,702	68,865
Telefonaktiebolaget LM Ericsson, Class B	417,938	5,305,310
TeliaSonera AB	492,490	3,407,026
Volvo AB, Class B	23,310	253,419
		19,577,849
Switzerland — 5.8%
ABB, Ltd.	34,474	775,638
Actelion, Ltd.	1,531	180,089
Adecco SA	3,039	206,430
Security Description	Shares	Value (Note 2)
Switzerland (continued)
Aryzta AG	1,552	$133,872
Baloise Holding AG	1,024	131,392
Chocoladefabriken Lindt & Spruengli AG	2	118,749
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	13	64,966
Cie Financiere Richemont SA	44,852	3,680,899
Coca-Cola HBC AG CDI	3,337	72,112
Credit Suisse Group AG	24,510	679,564
Geberit AG	603	195,042
Givaudan SA	143	228,872
Holcim, Ltd.	3,683	268,693
Julius Baer Group, Ltd.	3,863	173,384
Kuehne & Nagel International AG	938	118,490
Lonza Group AG	1,087	131,392
Nestle SA	48,821	3,592,412
Novartis AG	34,925	3,297,883
Novartis AG ADR	32,000	3,012,160
Panalpina Welttransport Holding AG	29,369	3,694,581
Partners Group Holding AG	315	82,982
Roche Holding AG	36,518	10,828,790
Schindler Holding AG	1,086	147,424
SGS SA	93	192,975
Sika AG (BR)	38	131,828
Sonova Holding AG	977	156,164
Swatch Group AG(TRQX)	1,050	91,945
Swatch Group AG(XEGT)	463	220,224
Swiss Life Holding AG†	566	135,290
Swiss Prime Site AG	1,161	86,221
Swiss Re AG	5,445	434,311
Swisscom AG	379	215,363
Syngenta AG	1,467	467,590
Transocean, Ltd.	6,495	210,150
UBS AG	57,095	996,337
Zurich Insurance Group AG	2,253	672,101
		35,826,315
Taiwan — 1.0%
Siliconware Precision Industries Co. ADR	1	7
Taiwan Semiconductor Manufacturing Co., Ltd.†	1,152,000	4,544,453
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	79,000	1,594,220
		6,138,680
Thailand — 0.8%
Bangkok Bank PCL	379,000	2,454,587
Bangkok Bank PCL NVDR	382,600	2,407,106
		4,861,693
Turkey — 0.2%
Turkiye Halk Bankasi AS†	164,324	988,882
United Kingdom — 16.7%
3i Group PLC	17,934	111,440
Abengoa Yield PLC†	67,949	2,417,625
Aberdeen Asset Management PLC	14,854	96,443

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Admiral Group PLC	3,092	$64,312
Aggreko PLC	3,909	98,098
Alent PLC	519,720	2,763,547
AMEC PLC	5,742	102,767
Anglo American PLC	21,251	476,803
Antofagasta PLC	7,658	89,510
ARM Holdings PLC	214,601	3,151,978
Associated British Foods PLC	5,212	226,360
AstraZeneca PLC	19,262	1,386,929
Aviva PLC	44,853	380,655
Babcock International Group PLC	7,536	133,410
BAE Systems PLC	46,570	355,968
Barclays PLC	893,076	3,293,045
Berkeley Group Holdings PLC	43,212	1,576,196
BG Group PLC	51,843	958,116
BHP Billiton PLC	31,886	886,518
BP PLC	533,166	3,919,360
British American Tobacco PLC	28,296	1,597,265
British Land Co. PLC	15,253	173,710
British Sky Broadcasting Group PLC	15,844	226,546
BT Group PLC	119,169	733,352
Bunzl PLC	4,816	125,700
Burberry Group PLC	7,132	174,702
Capita PLC	9,714	183,305
Carnival PLC	3,375	134,815
Centrica PLC	77,193	385,185
Cobham PLC	19,118	90,221
Compass Group PLC	25,045	404,596
Countrywide PLC	275,044	2,012,737
Croda International PLC	2,237	74,452
Diageo PLC	123,416	3,571,354
Direct Line Insurance Group PLC	22,149	105,638
Dixons Carphone PLC	17,083	101,444
easyJet PLC†	2,883	66,508
Fresnillo PLC	3,738	46,055
G4S PLC	22,475	91,343
GKN PLC	29,354	151,899
GlaxoSmithKline PLC	132,791	3,041,824
Hammerson PLC	10,575	98,490
Hargreaves Lansdown PLC	4,449	68,158
HSBC Holdings PLC	997,555	10,125,204
IMI PLC	4,841	96,530
Imperial Tobacco Group PLC	86,516	3,736,405
Inmarsat PLC	7,351	83,539
InterContinental Hotels Group PLC	3,836	147,944
Intertek Group PLC	2,960	125,771
Intu Properties PLC	13,980	73,136
Investec PLC	10,827	91,271
ITV PLC	62,692	211,194
J Sainsbury PLC	20,946	85,401
Johnson Matthey PLC	3,157	149,394
Kingfisher PLC	37,494	196,877
Land Securities Group PLC	12,180	205,157
Legal & General Group PLC	88,635	328,908
Liberty Global PLC, Class A†	76,080	3,236,443
Security Description	Shares/ Principal Amount	Value (Note 2)
United Kingdom (continued)
Lloyds Banking Group PLC†	3,177,195	$3,959,351
London Stock Exchange Group PLC	3,069	92,939
Marks & Spencer Group PLC	26,152	171,536
Meggitt PLC	14,133	103,378
Melrose Industries PLC	17,828	71,590
National Grid PLC	54,630	786,443
Next PLC	2,343	250,881
Old Mutual PLC	79,555	234,340
Pearson PLC	13,369	268,747
Persimmon PLC	5,319	115,029
Prudential PLC	350,848	7,826,376
Reckitt Benckiser Group PLC	55,338	4,799,550
Reed Elsevier PLC	17,587	281,690
Rexam PLC	11,762	93,776
Rio Tinto PLC	19,215	944,324
Rio Tinto PLC ADR	28,000	1,377,040
Rolls-Royce Holdings PLC	29,294	458,041
Royal Bank of Scotland Group PLC†	37,531	224,025
Royal Dutch Shell PLC ADR	46,600	3,547,658
Royal Dutch Shell PLC, Class A	59,688	2,282,160
Royal Dutch Shell PLC, Class B	37,173	1,468,610
Royal Mail PLC†	10,485	66,665
RSA Insurance Group PLC†	16,143	126,795
SABMiller PLC†	84,385	4,689,530
Sage Group PLC	20,341	120,494
Schroders PLC	2,369	91,826
Segro PLC	13,059	76,870
Severn Trent PLC	3,866	117,638
Smith & Nephew PLC	13,899	234,337
Smiths Group PLC	84,438	1,730,248
SSE PLC	94,784	2,377,106
Standard Chartered PLC	37,611	695,398
Standard Life PLC	38,486	258,551
Tate & Lyle PLC	59,449	570,063
Tesco PLC	124,696	376,405
Travis Perkins PLC	4,397	118,613
Tullow Oil PLC	15,431	161,228
Unilever PLC	54,668	2,290,957
United Utilities Group PLC	10,344	135,495
Vodafone Group PLC	1,150,205	3,811,355
Weir Group PLC	3,325	134,866
Whitbread PLC	2,821	189,973
William Hill PLC	15,966	95,716
WM Morrison Supermarkets PLC	35,774	97,606
		102,966,772
United States — 0.3%
ResMed, Inc.	41,665	2,052,834
Total Common Stocks (cost $542,269,257)		575,359,047
PREFERRED SECURITIES — 1.7%
Brazil — 0.5%
AES Tiete SA	303,800	2,674,656
Cia de Gas de Sao Paulo Co. COMGAS	29,000	582,903
		3,257,559

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES (continued)
Germany — 1.2%
Bayerische Motoren Werke AG	798	$64,940
Henkel AG & Co. KGaA	2,564	256,033
Porsche Automobil Holding SE	2,527	202,483
Volkswagen AG	32,850	6,821,154
		7,344,610
Total Preferred Securities (cost $12,081,518)		10,602,169
EXCHANGE-TRADED FUNDS — 0.6%
WisdomTree India Earnings Fund (cost $3,088,261)	166,446	3,646,832
RIGHTS — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 10/17/2014†	410,578	40,969
Banco Popular Espanol SA Expires 10/13/2014†	28,902	401
Fiat SPA Expires 10/06/2014 (subscription price 7.727 EUR)†	15,033	0
Total Rights (cost $42,101)		41,370
Total Long-Term Investment Securities (cost $557,481,137)		589,649,418
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/2014	$4,113,000	4,113,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.01% due 12/18/2014(4)	220,000	219,992
0.02% due 10/30/2014(4)	20,000	20,000
0.03% due 10/30/2014(4)	320,000	319,992
		559,984
Total Short-Term Investment Securities (cost $4,672,987)		4,672,984
REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $9,035,000 collateralized by $6,520,000 of United States Treasury Bonds, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $9,219,691	9,035,000	9,035,000
Security Description	Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $4,940,000 collateralized by $5,365,000 of Federal Home Loan Corp. Notes, bearing interest at 2.07% due 11/07/2022 and having an approximate value of $5,043,009	$4,940,000	$4,940,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $4,112,000 collateralized by $6,520,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $4,197,874	4,112,000	4,112,000
Total Repurchase Agreements (cost $18,087,000)		18,087,000
TOTAL INVESTMENTS (cost $580,241,124)(3)	99.3%	612,409,402
Other assets less liabilities	0.7	4,007,180
NET ASSETS	100.0%	$616,416,582

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $3,976,869 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  Illiquid security. At September 30, 2014 the aggregate value of these securities was $0 representing 0.0% of net assets.

ADR — American Depository Receipt

CDI — Chess Depository Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

SDR — Swedish Depository Receipt

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
110	Long	MSCI E-Mini Index	December 2014	$10,395,109	$10,118,350	$(276,759)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks
Australia	$14,782,336	$—	$0	$14,782,336
France	42,332,919	—	—	42,332,919
Germany	39,833,363	—	—	39,833,363
Japan	115,268,822	—	—	115,268,822
Portugal	2,477,156	8,958	—	2,486,114
Switzerland	35,826,315	—	—	35,826,315
United Kingdom	102,966,772	—	—	102,966,772
Other Countries*	221,862,406	—	—	221,862,406
Preferred Securities	10,602,169	—	—	10,602,169
Exchange-Traded Funds	3,646,832	—	—	3,646,832
Rights	41,370	0	—	41,370
Short-Term Investment Securities:
Time Deposits	—	4,113,000	—	4,113,000
U.S. Government Treasuries	—	559,984	—	559,984
Repurchase Agreements	—	18,087,000	—	18,087,000
Total	$589,640,460	$22,768,942	$0	$612,409,402
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$276,759	$—	$—	$276,759

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $499,185,244 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	31.1%
Diversified Financial Services	11.8
Repurchase Agreements	7.9
Federal National Mtg. Assoc.	6.8
United States Treasury Bonds	5.8
Diversified Banking Institutions	5.3
Federal Home Loan Mtg. Corp.	3.7
Banks-Commercial	2.3
Government National Mtg. Assoc.	1.9
Electric-Integrated	1.8
Telephone-Integrated	1.6
Real Estate Investment Trusts	1.1
Cable/Satellite TV	1.1
Oil Companies-Exploration & Production	1.1
Banks-Super Regional	1.0
Sovereign	1.0
Pipelines	0.9
Federal Home Loan Bank	0.9
Oil Companies-Integrated	0.8
Multimedia	0.7
Exchange-Traded Funds	0.6
Insurance-Multi-line	0.5
Medical-Drugs	0.5
Municipal Bonds & Notes	0.4
Finance-Auto Loans	0.4
Insurance-Life/Health	0.4
Brewery	0.4
Medical-Biomedical/Gene	0.4
Transport-Rail	0.4
Medical-HMO	0.3
Insurance Brokers	0.3
Computers	0.3
Retail-Discount	0.3
Foreign Government Obligations	0.3
Special Purpose Entities	0.3
Auto/Truck Parts & Equipment-Original	0.2
Auto-Cars/Light Trucks	0.2
Steel-Producers	0.2
Medical-Hospitals	0.2
Retail-Drug Store	0.2
Cellular Telecom	0.2
Finance-Credit Card	0.2
Food-Misc./Diversified	0.2
Diversified Minerals	0.2
Aerospace/Defense-Equipment	0.2
Banks-Money Center	0.2
Agricultural Chemicals	0.2
Banks-Fiduciary	0.2
Retail-Auto Parts	0.2
Paper & Related Products	0.2
Gas-Distribution	0.2
Coal	0.2
Insurance-Property/Casualty	0.2
Publishing-Newspapers	0.2
Independent Power Producers	0.2
Tobacco	0.1
Enterprise Software/Service	0.1
Diversified Manufacturing Operations	0.1
Non-Hazardous Waste Disposal	0.1
Trucking/Leasing	0.1
Diversified Operations	0.1%
Medical Labs & Testing Services	0.1
Savings & Loans/Thrifts	0.1
Transport-Services	0.1
Oil & Gas Drilling	0.1
Food-Baking	0.1
Telecom Services	0.1
Finance-Other Services	0.1
Machinery-Farming	0.1
Food-Wholesale/Distribution	0.1
Containers-Paper/Plastic	0.1
Building Societies	0.1
Finance-Consumer Loans	0.1
Gold Mining	0.1
Television	0.1
Airlines	0.1
Insurance-Mutual	0.1
Metal-Copper	0.1
Aerospace/Defense	0.1
Computer Services	0.1
Investment Management/Advisor Services	0.1
Commercial Services	0.1
Finance-Leasing Companies	0.1
SupraNational Banks	0.1
Metal-Diversified	0.1
Finance-Investment Banker/Broker	0.1
Oil Refining & Marketing	0.1
Machinery-General Industrial	0.1
Metal Processors & Fabrication	0.1
Security Services	0.1
Entertainment Software	0.1
Rental Auto/Equipment	0.1
Forestry	0.1
Satellite Telecom	0.1
Retail-Automobile	0.1
Semiconductor Components-Integrated Circuits	0.1
Advertising Agencies	0.1
Containers-Metal/Glass	0.1
Advertising Sales	0.1
Retail-Building Products	0.1
Office Automation & Equipment	0.1
Electric-Transmission	0.1
Chemicals-Diversified	0.1
Networking Products	0.1
Specified Purpose Acquisitions	0.1
Instruments-Scientific	0.1
Professional Sports	0.1
Cosmetics & Toiletries	0.1
Building-Residential/Commercial	0.1
Internet Connectivity Services	0.1
Steel Pipe & Tube	0.1
Agricultural Operations	0.1
E-Commerce/Services	0.1
Banks-Special Purpose	0.1
Tools-Hand Held	0.1
104.4%

*  Calculated as a percentage of net assets.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited) (continued)

Credit Quality†#
Aaa	59.7%
Aa	2.8
A	9.3
Baa	17.3
Ba	3.8
B	1.1
Caa	1.0
Ca	0.3
Not Rated@	4.7
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES — 11.2%
Diversified Financial Services — 11.2%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.42% due 11/25/2035(1)	$332,021	$308,299
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	218,717
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.06% due 10/25/2046(1)	87,632	63,543
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	143,000	141,589
AMMC CDO FRS Series 2014-14A, Class A1L 1.80% due 07/27/2026*(2)	1,190,000	1,185,835
Apidos CDO FRS Series 2014-17A, Class A1A 1.71% due 04/17/2026*(2)	1,315,000	1,314,211
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.68% due 01/19/2025*(2)	795,000	794,205
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	124,000	122,821
ARES CLO, Ltd. FRS Series 2014-30A, Class A2 1.02% due 04/20/2023*(2)	1,165,000	1,151,253
ARES CLO, Ltd. FRS Series 2014-1A, Class A1 1.76% due 04/17/2026*(2)	1,215,000	1,214,757
Atlas Senior Loan Fund, Ltd. Series 2014-6A, Class A 1.80% due 10/15/2026*(2)	1,105,000	1,103,342
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.80% due 07/16/2026*(2)	540,000	540,756
Atrium CDO Corp. Series 7AR, Class BR 1.99% due 11/16/2022*(2)	505,000	494,799
Atrium CDO Corp. Series 11-A, Class B 2.48% due 10/23/2025*(2)	1,520,000	1,501,456
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.08% due 04/17/2023*(2)	485,000	483,739
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,497,835
Avery Point CLO, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/25/2026*(2)	1,205,000	1,205,120
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	$87,000	$86,964
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 1.72% due 07/20/2025*(2)	295,000	294,912
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(3)	846,828	929,952
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.21% due 01/25/2037(1)	28,529	18,269
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.38% due 02/20/2047(1)	658,150	571,236
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,139,319
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.32% due 01/25/2037(1)	34,176	25,904
BCAP LLC Trust FRS Series 2007-AA2, Class 12A1 0.36% due 05/25/2047(1)	38,360	29,194
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.53% due 05/25/2036(1)	180,017	132,227
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.63% due 02/25/2036(1)	94,079	78,157
Bear Stearns Commercial Mtg. Securities Trust Series 2005-PWR8, Class A4 4.67% due 06/11/2041(3)	34,946	35,427
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(3)	35,000	36,087
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	28,017	30,340
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(3)	287,581	308,020
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.35% due 02/25/2037(1)	299,172	221,231
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	349,997

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 1.72% due 07/27/2026*(2)	$820,000	$818,032
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	318,348
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.66% due 04/25/2037(1)	33,276	28,043
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.73% due 05/24/2026*(2)	1,200,000	1,197,720
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.73% due 04/18/2025*(2)	1,285,000	1,283,715
CIFC Funding, Ltd. Series 2012-1AR, Class A2R FRS 2.34% due 08/14/2024*(2)	1,085,000	1,082,287
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	213,092
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	210,000	209,794
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	309,448
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	503,819
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	602,000	617,503
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	610,000	630,174
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	644,222
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,173,725
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	939,006
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(3)	$345,143	$380,350
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	1,190,000	1,271,256
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	171,063	172,648
CLI Funding V LLC Series 2014-1A, Class A 3.29% due 06/18/2029*	239,427	238,458
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.04% due 12/10/2049(3)	912,754	988,169
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	43,668
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(3)	348,000	354,916
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,040,638
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	427,394
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	794,417
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,156,328
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	620,000	647,353
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	631,477
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	942,778
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.02% due 07/10/2045(3)	130,000	137,144
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(3)	630,155	664,221
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	709,319
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(3)	700,000	752,726

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	$845,000	$909,544
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(3)	140,317	148,738
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.42% due 01/25/2036(1)	108,456	96,912
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.47% due 11/25/2035(1)	96,609	78,727
Countrywide Alternative Loan Trust FRS Series 2006-29T1, Class 2A16 0.60% due 10/25/2036(1)	555,835	411,711
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.95% due 12/25/2035(1)	496,190	410,254
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	327,791	279,806
Countrywide Alternative Loan Trust Series 2007-9T1, Class 2A1 6.00% due 05/25/2037(1)	127,886	104,791
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	415,470	300,763
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-2, Class 2A3 0.49% due 03/25/2035(1)	124,193	109,313
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.42% due 06/20/2035(1)	240,226	231,576
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 4.87% due 11/20/2035(1)	65,589	59,250
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	86,253	87,732
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	627,455
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	$1,215,000	$1,214,818
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	380,000	386,682
Credit Suisse Mtg. Trust Series 2014-USA, Class A2 3.95% due 09/15/2037*(3)	253,000	261,390
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	82,366	87,564
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.58% due 09/25/2047(1)	420,672	376,425
CWHL Mtg. Pass Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	277,083	265,410
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.30% due 03/25/2037(1)	32,345	22,318
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	46,380	48,985
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.58% due 04/18/2026*(2)	1,260,000	1,252,944
Dryden Senior Loan Fund FRS Series 2014-33A, Class A 1.70% due 07/15/2026*(2)	1,370,000	1,369,315
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.04% due 03/19/2046(1)	377,013	293,589
First Horizon Alternative Mtg. Securities Trust FRS Series 2006-AA1, Class 2A1 2.21% due 04/25/2036(1)	25,443	21,447
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA9, Class 3A1 2.23% due 11/25/2035(1)	380,930	317,785
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA7, Class 2A1 2.24% due 09/25/2035(1)	165,645	145,790
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	176,081
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	320,989	320,618
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.14% due 07/17/2026*(2)	290,000	287,477

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	$99,000	$98,833
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,197
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	242,000	240,748
FREMF Mtg. Trust VRS Series 2012-K19, Class B 4.18% due 05/25/2045*(3)	20,037	20,556
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.31% due 11/10/2045(3)	810,222	831,908
GM Financial Automobile Leasing Trust 2014-1 Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	189,991
GMAC Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 2.95% due 04/19/2036(1)	564,457	499,592
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 2.93% due 09/19/2035(1)	110,033	103,357
Gramercy Park CLO, Ltd. Series 2012-1AR, Class A1R 1.53% due 07/17/2023*(2)	1,220,000	1,218,780
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(3)	284,000	311,055
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(3)	208,000	207,994
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,260,152
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	180,299
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,259,459
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,038,652
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	642,840
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(3)	425,000	454,627
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.20% due 12/25/2046	$65,880	$44,443
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.23% due 02/25/2037	581,625	318,635
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.24% due 12/25/2036	19,071	9,519
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.39% due 11/25/2036	156,144	95,111
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.45% due 03/25/2036	35,014	25,402
GSAA Home Equity Trust Series 2007-5, Class 2A3A 0.47% due 04/25/2047	262,651	170,967
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036	142,104	81,169
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	269,310	158,717
GSAA Trust FRS Series 2007-3, Class 1A2 0.32% due 03/25/2047	105,546	55,786
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	327,235
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.65% due 11/25/2035(1)	26,300	19,681
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.74% due 01/25/2036(1)	26,517	24,968
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.74% due 01/25/2036(1)	267,535	246,297
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.34% due 01/19/2038(1)	17,983	15,350
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.39% due 12/19/2036(1)	417,721	290,762
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 0.50% due 01/19/2035(1)	58,100	41,292
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,309,521
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.43% due 07/25/2035(1)	8,887	7,670

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.47% due 08/25/2035(1)	$130,783	$105,770
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.60% due 12/25/2036(1)	557,455	489,989
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.08% due 03/14/2022*(2)	1,000,000	991,600
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A1R 1.43% due 03/14/2022*(2)	660,000	655,842
ING Investment Management Co. FRS Series 2014-1A, Class A1 1.77% due 04/18/2026*(2)	1,250,000	1,251,625
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.15% due 06/17/2031*	170,000	168,841
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	832,104
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	1,000,000	999,877
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,210,000	1,240,582
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,047,594
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(3)	55,803	59,372
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.70% due 02/12/2049(3)	820,000	891,379
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.71% due 05/25/2036(1)	52,370	46,734
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(3)	509,000	522,917
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	297,752
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	$610,000	$638,128
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,234,919
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	356,276
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(3)	204,661	221,632
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	766,821	812,495
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.03% due 06/15/2038(3)	579,363	616,533
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.32% due 04/15/2041(3)	100,000	111,888
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.34% due 11/25/2046(1)	396,843	330,242
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.39% due 06/25/2047(1)	45,458	30,706
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.41% due 11/25/2035	86,784	62,345
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.00% due 09/25/2047(1)	371,660	308,442
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(2)	1,295,000	1,293,446
Luminent Mtg. Trust FRS Series 2006-2, Class A1A 0.35% due 02/25/2046(1)	446,213	330,813
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.41% due 11/25/2035(1)	465,602	426,615
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.68% due 07/20/2026*(2)	1,290,000	1,291,806
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.68% due 01/19/2025*(2)	750,000	748,575
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.70% due 07/25/2026*(2)	1,115,000	1,113,327

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.23% due 07/25/2026*(2)	$895,000	$894,105
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.71% due 04/15/2026*(2)	835,000	831,493
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.52% due 07/25/2035(1)	463,434	386,452
Merrill Lynch Mtg. Trust VRS(3) Series 2005-MCP1, Class A4 4.75% due 06/12/2043	37,118	37,598
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	970,137	1,037,133
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	625,000	685,029
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(3)	650,000	707,197
Morgan Stanley ABS Capital I Trust FRS Series 2006-HE4, Class A3 0.30% due 06/25/2036	313,283	233,746
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.30% due 06/25/2036	55,856	50,450
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(3)	150,440	151,805
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,119,474
Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.99% due 08/13/2042(3)	465,000	469,995
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(3)	1,083,388	1,160,038
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,363,216
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	1,106,444	1,209,037
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A1 0.32% due 05/25/2036(1)	101,506	54,611
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A3 0.32% due 05/25/2036(1)	$105,908	$56,979
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.59% due 05/25/2036(1)	111,037	81,392
Neuberger Berman CLO XVII, Ltd. Series 2014-17A, Class A 1.70% due 08/04/2025*(2)	1,085,000	1,082,396
Neuberger Berman CLO, Ltd. FRS Series 2014-16A, Class A1 1.70% due 04/15/2026*(2)	955,000	953,472
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.38% due 04/25/2037	575,000	362,990
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	230,277
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	322,456	316,250
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.72% due 07/20/2026*(2)	405,000	404,595
Octagon Investment Partners XVI, Ltd. Series 2013-A, Class 1A 1.35% due 07/17/2025*(2)	705,000	695,320
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.73% due 04/17/2026*(2)	1,265,000	1,264,747
RALI Series Trust FRS Series 2006-QO7, Class 1A1 0.92% due 09/25/2046(1)	301,465	204,456
Residential Accredit Loans, Inc. FRS Series 2007-QH9, Class A1 1.41% due 11/25/2037(1)	127,011	82,396
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.05% due 04/25/2037(1)	58,544	51,303
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	199,384	205,075
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	284,840
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.24% due 07/25/2036	233,479	113,949

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.70% due 07/17/2026*(2)	$955,000	$955,477
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.52% due 07/20/2037(1)	39,343	32,288
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.72% due 07/17/2026*(2)	985,000	985,492
Sierra Timeshare 2014-2 Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	149,373	148,434
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.33% due 07/25/2037	50,000	31,827
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*(5)	1,305,000	1,304,914
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	755,000	753,547
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.45% due 09/25/2034(1)	46,951	42,032
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR8, Class A1A 0.43% due 02/25/2036(1)	35,016	27,950
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.71% due 07/14/2026*(2)	1,130,000	1,128,870
Symphony CLO, Ltd. Series 2012-BR, Class 8AR 1.98% due 01/09/2023*(2)	1,200,000	1,192,320
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	122,833	124,118
Thacher Park CLO Series 2014-A, Class 1A 1.70% due 10/20/2026*(2)	810,000	809,190
UBS Commercial Mtg. Trust Series 2012-C1, Class A3 3.40% due 05/10/2045(3)	810,000	822,710
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	695,621
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	100,760
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	$1,195,000	$1,174,959
Voya CLO 2014-2, Ltd. FRS Series 2014-2A, Class A1 1.68% due 07/17/2026*(2)	250,000	249,750
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.41% due 10/15/2044(3)	12,411	12,786
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 6.17% due 06/15/2045(3)	100,000	107,200
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.49% due 10/25/2036(1)	347,795	325,528
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.61% due 10/25/2035(1)	325,000	305,604
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(1)	76,513	76,743
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.28% due 02/15/2044*(3)(4)	992,593	31,957
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(3)	1,405,000	1,374,606
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(3)	351,000	358,771
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	527,502
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	1,140,000	1,191,796
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	506,137
Total Asset Backed Securities (cost $113,004,826)		113,358,347

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 24.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	$403,000	$399,620
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	94,899
		494,519
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	41,000	41,205
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	40,000	40,100
		81,305
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	51,000	45,518
Aerospace/Defense — 0.1%
Bae Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	167,000	166,504
Bae Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	121,000	120,367
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	206,355
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	483,903
		977,129
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	44,000	44,110
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	175,000	172,375
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	167,420
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,316,824
		1,700,729
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,275,000	1,334,275
Security Description	Principal Amount(12)	Value (Note 2)
Agricultural Chemicals (continued)
Monsanto Co. Senior Notes 4.70% due 07/15/2064	$123,000	$122,421
		1,456,696
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	451,217
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	83,000	84,660
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	35,886	36,424
United Airlines Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	140,000	139,300
United Airlines 2013-1 Class B Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	100,000	103,750
		364,134
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	35,445
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	57,000	57,428
		92,873
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	93,000	54,870
Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.63% due 05/01/2043	260,000	244,570
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	235,000	222,662
Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. FRS Senior Notes 0.61% due 05/26/2016*	500,000	502,368
American Honda Finance Corp. Notes 1.20% due 07/14/2017	236,000	235,108

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	$275,000	$273,995
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	304,574
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	359,000	369,509
General Motors Co. Senior Notes 6.25% due 10/02/2043	285,000	333,450
		2,019,004
Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	263,730
Auto/Truck Parts & Equipment-Original — 0.2%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	99,667
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,000,000	2,200,000
		2,299,667
Banks-Commercial — 0.7%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	271,815
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	605,219
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,493,439
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	354,579
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	530,000	554,513
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	258,817
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	251,018
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	718,269
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	614,690
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Commercial (continued)
National City Bank Sub. Notes 5.80% due 06/07/2017	$250,000	$277,661
PNC Bank NA Senior Notes 1.13% due 01/27/2017	392,000	390,849
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	1,000,000	953,784
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	378,905
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	13,000	13,611
		7,137,169
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,074,910
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	260,388
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	160,030
		1,495,328
Banks-Super Regional — 1.0%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	431,200
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	484,838
Comerica, Inc. Senior Notes 2.13% due 05/23/2019	110,000	109,023
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	232,918
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	244,691
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	183,757
JP Morgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	698,786
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	200,250
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(6)	190,000	184,971

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
PNC Financial Services Group, Inc. Sub. Notes 3.90% due 04/29/2024	$120,000	$119,449
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	515,936
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	414,289
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	680,638
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	507,000	505,495
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	2,000,000	1,975,728
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	650,000	637,673
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	383,230
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	180,000	179,367
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	580,000	599,675
Wells Fargo & Co. Sub. Notes 4.48% due 01/16/2024	396,000	417,589
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	893,000	1,006,382
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	111,952
		10,317,837
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	310,157
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	820,000	822,413
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	325,000	324,567
Security Description	Principal Amount(12)	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	$425,000	$479,480
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	500,000	758,200
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	407,151
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	655,000	667,628
		3,459,439
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/2020*	260,000	271,700
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/ Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	96,750
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	109,000	113,633
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	212,000	231,610
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	205,000	203,206
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	108,000
Toll Brothers Finance Corp. Company Guar. Notes 5.88% due 02/15/2022	140,000	148,750
WLH PNW Finance Corp. Senior Notes 7.00% due 08/15/2022*	34,000	34,425
		494,381
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	10,000	9,788

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	$60,000	$59,700
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	783,872
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	305,000	310,295
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	200,000	210,996
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	669,934
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	540,000	724,125
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	230,000	215,275
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	329,402
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	228,418
CSC Holdings LLC Senior Notes 8.63% due 02/15/2019	240,000	274,200
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	700,000	696,623
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	638,953
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	411,602
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	166,104
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	152,000	177,123
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	$100,000	$116,540
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	359,766
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	240,000	271,200
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	690,000	726,029
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	124,000	122,362
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	800,000	888,997
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	332,520
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	264,739
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	419,000	528,570
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	348,817
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	144,000	195,826
		10,071,376
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	79,000	77,815
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	89,000	83,437
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	65,000	56,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	52,750

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	$50,000	$48,250
		319,127
Cellular Telecom — 0.1%
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	520,000	568,750
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	77,000	80,273
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	40,000	39,900
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	125,000	126,562
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	400,000	410,000
		1,225,485
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 10/01/2034	251,000	241,677
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	150,000	144,000
Olin Corp. Senior Notes 5.50% due 08/15/2022	100,000	103,000
		488,677
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	80,000	79,200
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	141,308
WR Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	56,000	57,400
		277,908
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	100,000	101,500
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	64,000	66,240
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	400,000	392,000
Security Description	Principal Amount(12)	Value (Note 2)
Coal (continued)
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	$120,000	$112,200
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	152,250
		824,190
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	200,000	197,000
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	40,800
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	97,200
		335,000
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	480,000	459,752
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	201,933
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	266,113
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	19,166
		946,964
Computers — 0.3%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	525,000	486,801
Hewlett-Packard Co. Senior Notes 2.35% due 03/15/2015	200,000	201,702
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	624,626
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	620,955
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	207,372
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	245,546

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	$239,000	$272,453
		2,659,455
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	113,000	114,977
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	64,000	64,320
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	270,000	283,500
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	113,000	124,300
		472,120
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	168,000	157,920
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	129,000	126,694
		284,614
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	109,000	101,642
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	404,868
		506,510
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	355,000	363,875
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	48,000	47,160
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	270,000	284,850
		332,010
Security Description	Principal Amount(12)	Value (Note 2)
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	$45,000	$43,425
Diversified Banking Institutions — 3.5%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,046,000	2,042,014
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	260,000	262,709
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	729,941
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	678,000	672,137
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	375,000	395,602
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	592,826
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	780,000	894,645
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	390,195
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	755,000	912,083
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	150,000	151,520
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	1,425,000	1,434,268
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	436,844
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	425,000	435,672
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	92,000	104,110
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	390,000	424,714
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	757,000	849,253
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	541,490
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	679,348

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	$1,160,000	$1,330,017
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	104,179
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	168,746
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	808,305
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	655,000	651,134
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,143,149
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	125,000	125,695
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	332,000	368,056
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	946,364
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	106,515
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	260,000	314,918
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	448,383
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,522,000	1,816,944
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,956,000	1,925,197
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	645,000	617,870
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	820,000	814,530
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,011
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	481,008
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	225,000	241,071
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	$525,000	$570,800
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	805,000	892,055
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	401,810
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	417,576
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	694,000	794,383
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,038,064
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,256,680
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	116,227
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,699,822
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	425,029
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	399,480
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	1,007,000	1,004,219
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	911,000	895,346
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	222,445
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	185,000	195,449
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	225,010
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	262,765
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	168,532
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,402,899

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 7.30% due 05/13/2019	$125,000	$149,095
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	23,000	28,210
		36,975,359
Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	282,640
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	785,000	794,533
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	410,998
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	627,837
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	287,396
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	280,765
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	980,000	1,182,043
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,100,000	1,282,904
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	185,233
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	225,000	296,648
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	274,548
		5,905,545
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	202,000	196,614
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	158,968
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	415,000	490,281
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	100,933
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Manufacturing Operations (continued)
Textron, Inc. Senior Notes 4.63% due 09/21/2016	$234,000	$249,054
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	134,235
		1,330,085
E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	428,000	436,560
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	330,514
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	68,000	64,600
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	61,267
AES Corp. Senior Notes 8.00% due 06/01/2020	240,000	275,400
		401,267
Electric-Integrated — 1.7%
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	104,954
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	266,398
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	294,990
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	79,091
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	124,126
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	526,661
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	379,965
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	218,824
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	341,652

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
DPL, Inc. Senior Notes 7.25% due 10/15/2021	$395,000	$407,837
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	78,360
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	50,947
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	62,075
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	466,371
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,747,940
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	941,797
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	218,924
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,614,397
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	81,938
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	360,701
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	202,154
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	183,000	185,284
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	286,573
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	49,638
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	373,913
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	100,239
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	508,179
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Integrated (continued)
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	$505,000	$624,959
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	241,155
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	281,989
Nisource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	126,000	128,190
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	437,000	470,954
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	91,310
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	794,522
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	427,052
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	174,938
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	265,817
PacifiCorp 1st Mtg. Bonds 4.10% due 02/01/2042	275,000	271,681
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	178,025
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	100,409
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	86,298
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	215,803
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	287,368
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	600,061
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	162,065
Southern California Edison Co. 1st. Mtg. Bonds 1.13% due 05/01/2017	235,000	234,175

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Southern Co. Senior Notes 1.30% due 08/15/2017	$201,000	$200,022
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	188,856
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	185,106
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	345,155
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	166,423
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	112,282
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,098,381
		18,006,924
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	75,095
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	329,645
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	175,849
		580,589
Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	378,769
Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	65,000	62,400
Oracle Corp. Senior Notes 2.80% due 07/08/2021	425,000	421,829
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	453,444
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	283,493
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	197,904
		1,419,070
Security Description	Principal Amount(12)	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	$100,000	$104,000
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	350,000	371,875
		475,875
Finance-Auto Loans — 0.4%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	14,000	13,615
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	134,000	131,320
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,809
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	995,599
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	303,915
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	252,403
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,408,534
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	423,930
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	60,000	74,700
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	370,000	412,781
		4,131,606
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	126,000	126,000
SLM Corp. Senior Notes 7.25% due 01/25/2022	670,000	726,950
Synchrony Financial Senior Notes 3.75% due 08/15/2021	84,000	84,759
Synchrony Financial Senior Notes 4.25% due 08/15/2024	110,000	110,014
		1,047,723

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 7.00% due 03/19/2018	$975,000	$1,135,168
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	723,123
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	175,182
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	44,804
		2,078,277
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	485,997
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	250,127
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
		736,147
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	721,000	764,260
Finance-Other Services — 0.1%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	43,000	42,355
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	356,823
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	364,412
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	193,740
		957,330
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	73,125
Security Description	Principal Amount(12)	Value (Note 2)
Food-Dairy Products — 0.0%
Whitewave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	$50,000	$50,500
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	84,000	88,200
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	90,000	93,131
		181,331
Food-Misc./Diversified — 0.2%
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	595,000	622,044
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/2040	131,000	164,251
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	1,000,000	1,024,669
		1,810,964
Food-Retail — 0.0%
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	235,250
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	37,050
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	665,000	665,014
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	172,000	172,472
Sysco Corp. Company Guar. Bonds 4.35% due 10/02/2034	76,000	77,105
Sysco Corp. Company Guar. Bonds 4.50% due 10/02/2044	126,000	126,921
		1,078,562
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022	225,000	227,250
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/ Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*†(5)(8)(20)	1,581	320

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.2%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	$95,000	$109,538
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,209,008
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	70,923
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	130,315
		1,519,784
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	225,000	222,678
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	280,000	280,000
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	28,000	28,980
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	425,000	449,437
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	57,200
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	76,000	77,948
		613,565
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	513,426
Insurance Brokers — 0.3%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	129,227
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	305,309
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,474,135
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	285,189
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	275,304
Security Description	Principal Amount(12)	Value (Note 2)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	$9,000	$9,427
USI, Inc. Senior Notes 7.75% due 01/15/2021*	130,000	129,350
		2,607,941
Insurance-Life/Health — 0.4%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	400,000	441,853
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	245,045
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	426,742
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	348,555
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	210,673
Pricoa Global Funding I Sec. Notes 1.35% due 08/18/2017*	251,000	249,741
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,023
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	59,801
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	126,955
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	186,000	186,797
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	422,228
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	367,923
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	180,000	219,216
Teachers Insurance & Annuity Assoc. of America Bonds 4.90% due 09/15/2044*	126,000	128,410
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	352,000	453,483
		3,957,445

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	$351,000	$421,507
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	136,811
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/2041	275,000	343,156
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	448,319
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	337,179
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,190,355
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	194,000	197,814
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	350,000	538,840
Onex York Acquisition Corp. Company Guar. Notes 8.50% due 10/01/2022*	50,000	49,688
		4,663,669
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	764,668
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	223,970
		988,638
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	321,598
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	345,465
Machinery-Farming — 0.1%
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016	130,000	136,825
Security Description	Principal Amount(12)	Value (Note 2)
Machinery-Farming (continued)
CNH Industrial Capital LLC Company Guar. Notes 3.25% due 02/01/2017	$166,000	$163,510
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	444,000	441,672
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	339,585
		1,081,592
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	350,347
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	276,854
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	419,723
		1,046,924
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	56,293
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	116,000	149,860
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	77,000	72,380
		278,533
Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	254,453
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,159,366
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	420,617
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	237,480
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	586,796
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	526,041
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	709,480
		3,894,233

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	$195,000	$195,734
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	925,498
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	212,000	209,350
Forest Laboratories, Inc. Senior Notes 4.88% due 02/15/2021*	321,000	342,436
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	537,170
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	979,781
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	250,000	251,373
		3,441,342
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	347,960
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	150,000	143,464
Aetna, Inc. Senior Notes 4.50% due 05/15/2042	200,000	196,753
Centene Corp. Senior Notes 4.75% due 05/15/2022	130,000	130,325
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	91,824
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,523,983
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	156,245
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	95,000	96,663
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,792
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	121,775
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	325,000	345,316
Security Description	Principal Amount(12)	Value (Note 2)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	$260,000	$320,185
		3,262,325
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	90,534
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	100,000	102,750
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	90,000	89,775
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	28,348
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	220,000	216,425
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	109,000	114,586
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	127,813
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	380,000	415,150
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	211,000	236,474
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	52,000	51,610
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	32,000	31,600
Tenet Healthcare Corp. Senior Notes 6.00% due 10/01/2020	149,000	157,567
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	380,000	403,750
		2,066,382
Metal Processors & Fabrication — 0.0%
Timken Co. Senior Notes 3.88% due 09/01/2024*	88,000	86,623
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	175,000	175,227

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Senior Notes 3.55% due 03/01/2022	$430,000	$420,172
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	550,000	560,796
		980,968
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,133,808
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	141,922
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	93,107
News America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	369,154
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	1,115,000	1,322,931
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	185,970
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	177,817
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	117,542
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	62,096
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	232,881
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	118,000	174,301
Time Warner, Inc. Company Guar. Notes 2.10% due 06/01/2019	360,000	353,820
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	75,059
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	625,000	650,308
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	300,956
Security Description	Principal Amount(12)	Value (Note 2)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	$625,000	$860,124
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	395,260
		6,647,056
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	315,841
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	200,000	232,198
		548,039
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	635,151
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	113,910
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	641,491
		1,390,552
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	304,000	308,152
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	279,790
		587,942
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	39,000	40,365
Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	28,420
Oil Companies-Exploration & Production — 0.8%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	49,000	50,715
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.13% due 11/01/2020*	22,000	20,130

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	$30,000	$27,450
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	327,243
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	244,625
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	141,690
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	437,000	532,536
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	200,000	199,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	83,000	81,755
Berry Petroleum Co. LLC Senior Notes 6.38% due 09/15/2022	33,000	32,010
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020*	35,000	35,525
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	75,000	76,125
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	50,000	51,375
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	52,275
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	260,000	276,250
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	379,544
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	523,640
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	125,000	123,750
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	209,591
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	$47,000	$49,703
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	119,025
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	127,000	129,222
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	483,157
Hess Corp. Senior Notes 5.60% due 02/15/2041	530,000	596,943
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	200,238
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	442,549
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	135,000	129,937
Legacy Reserves LP/ Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	64,000	62,720
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	78,605
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	31,000	30,535
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	130,000	135,525
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	176,610
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	78,750
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	68,000	65,620
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	15,000	16,125
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022*	150,000	146,250

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	$45,000	$43,875
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	113,000	111,904
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	110,000	106,838
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	60,000	60,000
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	33,000	32,216
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	50,000	48,500
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	15,000	15,465
		6,745,541
Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	83,000	86,528
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	200,000	194,000
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	217,752
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	115,968
		614,248
Oil-Field Services — 0.0%
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	81,000	88,695
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	510,000	564,825
		653,520
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	84,995
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	200,000	197,500
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	225,000	245,237
Security Description	Principal Amount(12)	Value (Note 2)
Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	$396,000	$406,325
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	284,000	320,916
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	257,358
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	66,000	67,815
		1,580,146
Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	20,715
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	235,539
		256,254
Pipelines — 0.8%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	101,000	103,651
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	42,000	41,055
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	25,000	25,563
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	229,635
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	209,016
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	254,130
El Paso Corp. Company Guar. Notes 7.25% due 06/01/2018	185,000	210,206
El Paso Natural Gas Co. LLC Senior Notes 5.95% due 04/15/2017	370,000	408,044
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	88,000	78,053

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	$407,000	$465,789
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	50,063
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	253,084
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	850,000	888,454
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	251,183
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	187,634
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	331,184
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	312,533
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	58,894
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	238,060
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	820,050
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	93,000	89,512
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	635,898
Kinder Morgan, Inc. Senior Notes 5.00% due 02/15/2021*	225,000	234,562
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	76,000	73,720
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	104,966
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
Plains All American Pipeline LP/ PAA Finance Corp. Notes 3.60% due 11/01/2024	$162,000	$158,992
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	287,160
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022*	32,000	31,680
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	30,000	29,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	61,065
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	200,440
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	94,225
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	611,973
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	176,033
		8,206,357
Printing-Commercial — 0.0%
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	75,000	72,469
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	420,000	424,200
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	60,000	64,800
		489,000
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	89,000	91,670
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	60,000	57,450
		149,120

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	$250,000	$239,375
Real Estate Investment Trusts — 1.1%
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	91,046
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	174,625
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	330,990
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	215,571
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	343,273
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	441,477
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,462
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	256,132
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	247,840
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	176,928
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	80,000	77,000
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	74,761
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	647,781
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	60,556
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	587,518
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	330,021
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	$815,000	$868,261
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	150,000	154,328
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	300,000	331,899
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	792,597
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	161,285
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	310,849
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	86,153
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	119,296
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024*	174,000	177,045
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	70,000	72,975
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	199,576
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	195,724
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	799,973
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	517,958
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	188,897
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	370,935
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,967
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,050,216
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	108,219

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	$155,000	$159,164
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	311,186
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	250,407
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	662,751
		12,036,642
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	128,000	128,369
Real Estate Operations & Development — 0.0%
Regency Centers LP Company Guar. Notes 5.25% due 08/01/2015	305,000	316,291
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(5)(8)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	112,553
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,911
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	283,968
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	260,000	271,050
		677,482
Retail-Appliances — 0.0%
Conn's, Inc. Senior Notes 7.25% due 07/15/2022*	101,000	85,976
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,169,500
Security Description	Principal Amount(12)	Value (Note 2)
Retail-Auto Parts (continued)
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	$425,000	$450,496
		1,619,996
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	422,000	459,980
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	185,000	178,987
		638,967
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	24,189
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	578,710
		602,899
Retail-Discount — 0.2%
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	175,458
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	175,000	176,035
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	577,580
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	702,567
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	351,179
		1,982,819
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	1,725,000	1,645,895
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	94,313	100,059
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	68,085	76,961
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	123,555	143,294
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	176,141	203,708
		2,169,917

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	$174,000	$170,903
Retail-Music Store — 0.0%
Guitar Center, Inc. Company Guar. Notes 9.63% due 04/15/2020*	98,000	75,215
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	250,000	265,000
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	74,285
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	94,000	99,405
McDonald's Corp. Senior Notes 3.70% due 02/15/2042	130,000	119,003
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	149,000	147,882
		366,290
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	176,079
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	489,000	557,705
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	382,895
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	120,000	122,183
		1,238,862
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	176,000	180,838
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	73,290
Security Description	Principal Amount(12)	Value (Note 2)
Schools (continued)
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	$79,000	$80,182
		334,310
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	266,000	230,090
ADT Corp. Senior Notes 6.25% due 10/15/2021	400,000	414,000
		644,090
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	60,000	60,900
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	359,000	386,822
Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	240,584
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	281,316
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	560,980
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	390,000	484,531
		1,567,411
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	123,900
Steel Pipe & Tube — 0.1%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	63,000	63,630
Valmont Industries, Inc. Company Guar. Bonds 5.00% due 10/01/2044	167,000	163,835
Valmont Industries, Inc. Company Guar. Bonds 5.25% due 10/01/2054	239,000	233,364
		460,829
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	59,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	$740,000	$745,021
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	148,000	150,220
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	90,000	90,450
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	120,000	133,200
		1,177,891
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	110,000	117,700
Telecom Services — 0.0%
Consolidated Communications Finance II Co. Company Guar. Notes 6.50% due 10/01/2022*	69,000	68,655
Qwest Corp. Senior Notes 7.50% due 10/01/2014	30,000	30,000
		98,655
Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 2.95% due 05/15/2016	300,000	309,833
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	128,000	117,651
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	950,000	935,998
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	854,679
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	87,125
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	167,000	164,913
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	151,000	167,610
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	58,268
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	163,688
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*	$790,000	$780,089
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	460,000	466,865
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	621,000	641,212
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	242,000	261,809
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	1,575,000	1,579,459
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	329,000	330,562
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	3,410,000	3,776,128
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	665,000	810,115
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	590,000	714,707
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,291,000	1,612,965
		13,833,676
Television — 0.1%
CBS Corp Company Guar. Notes 3.70% due 08/15/2024	525,000	518,453
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	124,000	126,790
		645,243
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	646,539
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	40,356
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	87,000	112,074
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	67,792
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	139,908

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 6.15% due 09/15/2043	$190,000	$217,347
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	206,487
		1,430,503
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	34,000	34,000
Transport-Rail — 0.3%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	1,125,000	1,235,006
CSX Corp. Senior Notes 4.25% due 06/01/2021	1,095,000	1,188,221
CSX Corp. Senior Notes 6.22% due 04/30/2040	300,000	375,562
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	64,000	65,280
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	283,793
		3,147,862
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,029,198
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	207,725
		1,236,923
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	23,000	24,610
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	183,660
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,424
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,139,121
		1,338,205
Security Description	Principal Amount(12)		Value (Note 2)
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		399,000	395,010
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021		52,000	51,350
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		87,000	80,910
			132,260
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 5.50% due 09/01/2044		147,000	145,408
Total U.S. Corporate Bonds & Notes (cost $237,802,652)			244,306,388
FOREIGN CORPORATE BONDS & NOTES — 5.3%
Advertising Services — 0.0%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024		186,000	183,444
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 4.90% due 06/01/2043		200,000	202,954
Agrium, Inc. Senior Notes 7.70% due 02/01/2017		100,000	113,230
			316,184
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		80,000	85,000
Banks-Commercial — 1.3%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		215,000	214,954
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019		1,175,000	1,159,966
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*		200,000	200,713
ANZ New Zealand Int'l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		487,000	489,123
Bank of Ireland Notes 10.00% due 07/30/2016	EUR	330,000	450,151
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.55% due 09/09/2016*		247,000	249,428

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Barclays Bank PLC Senior Notes 3.75% due 05/15/2024		$200,000	$198,752
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		2,240,000	2,489,903
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018		1,240,000	1,243,026
BPCE SA Sub. Notes 4.50% due 03/15/2025*		248,000	240,394
BPCE SA Sub. Notes 5.15% due 07/21/2024*		780,000	803,799
Commerzbank AG Sub. Notes 8.13% due 09/19/2023*		200,000	230,900
Credit Suisse Senior Notes 1.38% due 05/26/2017		1,198,000	1,191,225
Credit Suisse Sub. Notes 5.40% due 01/14/2020		193,000	215,277
Credit Suisse AG FRS Bonds 5.75% due 09/18/2025	EUR	260,000	359,968
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		520,000	514,660
ING Bank NV Senior Notes 4.00% due 03/15/2016*		389,000	405,995
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024*		370,000	360,504
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		606,000	601,457
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		115,000	114,907
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		389,000	386,384
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*		390,000	379,577
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016		575,000	579,848
			13,080,911
Banks-Money Center — 0.2%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*		290,000	308,328
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Money Center (continued)
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*	$590,000	$588,692
Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*	875,000	897,760
		1,794,780
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	295,251
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	585,000	581,188
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 2.63% due 09/16/2019*	765,000	764,539
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	225,318
		989,857
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	347,266
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	344,914
		692,180
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	229,650
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	82,000	82,820
Diversified Banking Institutions — 1.0%
Barclays PLC Notes 4.38% due 09/11/2024	268,000	259,735
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	915,000	930,724
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	250,000	246,260

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	$125,000	$138,853
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	249,699
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Bonds 7.88% due 02/24/2041	230,000	243,800
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,663,000	1,651,620
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	800,000	764,072
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	225,060
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	249,489
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,450,000	1,860,008
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	982,561
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	137,000	144,658
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	420,000	444,544
UBS AG Senior Notes 1.38% due 08/14/2017	382,000	378,978
UBS AG Notes 5.13% due 05/15/2024	207,000	201,825
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	579,159
UBS AG Sub. Notes 7.63% due 08/17/2022	250,000	290,439
		9,841,484
Diversified Financial Services — 0.0%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	246,000	253,439
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	$64,000	$64,080
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	218,779
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	404,000	411,070
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	155,963
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	200,000	200,432
		986,244
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	262,461
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	999,731
		1,262,192
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	96,408
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	300,000	300,000
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,000
Food-Baking — 0.1%
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	1,200,000	1,160,856
Gold Mining — 0.1%
AuRico Gold, Inc. Sec. Notes 7.75% due 04/01/2020*	50,000	50,000
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	600,000	576,537
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	129,707

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	$65,000	$66,116
		822,360
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	80,000	80,600
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	408,558
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	249,120
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	20,000	19,925
		677,603
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	64,000	60,128
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	235,979
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	502,968
		738,947
Metal-Iron — 0.0%
Samarco Mineracao SA Senior Notes 5.38% due 09/26/2024*	290,000	286,433
Vale SA Senior Notes 5.63% due 09/11/2042	86,000	84,144
		370,577
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.50% due 10/01/2024	98,000	98,330
Ensco PLC Senior Notes 5.75% due 10/01/2044	101,000	102,389
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	172,000	157,860
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	396,000	421,222
Security Description	Principal Amount(12)	Value (Note 2)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	$74,000	$77,372
		857,173
Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	134,000	181,479
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000	506,277
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	442,249
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000	488,554
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	475,831
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	457,648
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	269,413
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000	1,057,925
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	152,549
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	130,000	135,525
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	49,000	49,429
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	76,875
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	47,000	48,645
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	116,035
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	365,502
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042	139,000	141,493

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Teine Energy, Ltd. Senior Notes 6.88% due 09/30/2022*	$76,000	$74,575
		5,040,004
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	25,000	24,828
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000	1,354,255
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	229,000	234,891
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	850,000	868,269
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000	561,586
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	1,280,000	1,198,400
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	88,000	95,096
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	186,000	189,757
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	128,000	144,743
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	225,000	237,927
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,033,762
		5,943,514
Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*	207,000	201,307
Pipelines — 0.1%
Enbridge, Inc. Senior Notes 3.50% due 06/10/2024	905,000	890,500
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	107,730
Satellite Telecom — 0.0%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	135,000	131,963
Security Description	Principal Amount(12)		Value (Note 2)
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		$46,000	$45,770
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd Company Guar. Notes 1.63% due 04/03/2018*		450,000	444,355
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/2019*		150,000	156,375
Steel-Producers — 0.1%
ABJA Investment Co. Pte., Ltd. Company Guar. Notes 5.95% due 07/31/2024		965,000	976,580
ArcelorMittal Senior Notes 6.75% due 02/25/2022		31,000	33,286
ArcelorMittal Senior Notes 7.25% due 03/01/2041		50,000	50,125
			1,059,991
SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 6.35% due 08/17/2016	INR	46,000,000	744,703
Telecom Services — 0.0%
Altice International Sarl Senior Sec. Notes 6.50% due 01/15/2022*		200,000	205,000
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		150,000	156,765
			361,765
Telephone-Integrated — 0.2%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015		265,000	267,670
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*		250,000	257,995
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		420,000	610,671
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019		147,000	166,110
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		315,000	354,375
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018		400,000	412,547

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	$270,000	$305,661
		2,375,029
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	356,667
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	465,313
		821,980
Total Foreign Corporate Bonds & Notes (cost $53,419,080)		54,237,342
U.S. GOVERNMENT AGENCIES — 13.3%
Federal Home Loan Bank — 0.9%
0.38% due 06/24/2016	2,365,000	2,360,156
1.25% due 12/12/2014	660,000	661,521
2.75% due 03/13/2015	5,680,000	5,747,138
		8,768,815
Federal Home Loan Mtg. Corp. — 3.7%
0.88% due 03/07/2018	8,000,000	7,863,768
1.25% due 10/02/2019	1,272,000	1,235,574
1.89% due 02/01/2037 FRS	77,881	82,103
2.00% due 08/25/2016	8,055,000	8,268,595
2.38% due 01/13/2022	1,097,000	1,090,657
2.50% due 01/01/2028	261,611	264,271
2.50% due 04/01/2028	856,098	866,395
3.00% due 08/01/2027	823,082	847,549
3.00% due 10/01/2042	471,671	469,412
3.00% due 11/01/2042	652,844	645,469
3.00% due 02/01/2043	1,363,361	1,350,462
3.00% due 04/01/2043	465,470	460,212
3.00% due 08/01/2043	1,907,411	1,888,053
3.50% due 11/01/2041	554,165	566,312
3.50% due 03/01/2042	232,921	238,026
3.50% due 08/01/2042	1,238,560	1,266,679
3.50% due 09/01/2043	186,574	191,088
3.75% due 03/27/2019	796,000	861,939
4.00% due 10/01/2043	1,192,091	1,256,755
4.00% due October 30 TBA	1,200,000	1,263,374
4.50% due 01/01/2039	31,429	33,913
4.50% due October 30 TBA	2,600,000	2,803,938
5.00% due October 30 TBA	2,000,000	2,202,500
5.50% due 01/01/2036	452,552	507,818
6.00% due 03/01/2040	36,475	41,134
6.25% due 07/15/2032	206,000	286,894
6.75% due 03/15/2031	100,000	144,075
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN2, Class M2 1.80% due 04/25/2024(1)	156,000	151,511
Series 2014-DN1, Class M2 2.35% due 02/25/2024(1)	336,000	334,557
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(1)	$45,694	$44,290
Federal Home Loan Mtg. Corp., Structured Pass Through Certs. VRS Series K701, Class X1 0.43% due 11/25/2017(3)(4)	2,343,117	18,028
Series K013, Class X1 0.81% due 01/25/2021(3)(4)	2,406,043	73,040
		37,618,391
Federal National Mtg. Assoc. — 6.8%
zero coupon due 10/09/2019	1,747,000	1,549,474
0.63% due 10/30/2014	1,505,000	1,505,667
0.88% due 10/26/2017	1,700,000	1,683,870
1.63% due 10/26/2015	750,000	761,287
2.13% due 05/01/2037 FRS	147,965	157,357
2.38% due 04/11/2016	1,245,000	1,281,609
2.50% due 04/01/2028	552,191	558,641
2.50% due October 15 TBA	2,800,000	2,815,750
3.00% due 10/01/2027	854,453	882,898
3.00% due 11/01/2027	319,689	330,406
3.00% due 03/01/2042	468,658	463,372
3.00% due 12/01/2042	228,282	225,557
3.00% due 05/01/2043	604,844	597,302
3.00% due October 15 TBA	3,000,000	3,090,000
3.00% due October 30 TBA	11,849,000	11,680,521
3.50% due 08/01/2026	388,559	409,210
3.50% due 09/01/2026	460,665	485,523
3.50% due 08/01/2027	125,818	132,557
3.50% due 10/01/2028	136,806	144,455
3.50% due 03/01/2042	589,463	603,653
3.50% due 06/01/2042	391,101	400,509
3.50% due 07/01/2042	87,103	88,306
3.50% due 08/01/2042	744,133	758,311
3.50% due 08/01/2043	941,206	963,329
3.50% due October 15 TBA	1,300,000	1,366,523
3.50% due October 30 TBA	3,885,000	3,970,895
3.52% due 10/01/2040 FRS	178,491	190,808
4.00% due 06/01/2039	269,358	285,991
4.00% due 10/01/2040	372,533	393,126
4.00% due 11/01/2040	511,953	540,253
4.00% due 03/01/2041	646,012	681,722
4.00% due 10/01/2041	851,980	899,075
4.00% due 11/01/2041	496,668	524,123
4.00% due 10/01/2043	157,229	166,165
4.00% due 11/01/2043	604,343	639,253
4.00% due 12/01/2043	478,247	507,191
4.00% due October 15 TBA	1,200,000	1,269,187
4.00% due October 30 TBA	1,636,000	1,724,037
4.50% due 10/01/2024	91,572	97,195
4.50% due 01/01/2039	29,739	32,104
4.50% due 06/01/2039	359,470	389,940
4.50% due 09/01/2039	263,088	284,284
4.50% due 05/01/2041	248,335	268,084
4.50% due 03/01/2042	735,137	795,328

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due October 30 TBA	$8,271,000	$8,923,633
5.00% due 03/15/2016	55,000	58,657
5.00% due 05/01/2040	571,648	630,687
5.00% due 06/01/2040	237,388	262,071
5.00% due 07/01/2040	1,226,490	1,355,514
5.00% due October 30 TBA	800,000	882,675
5.50% due 12/01/2029	97,557	108,958
5.50% due 08/01/2034	127,683	143,160
5.50% due 08/01/2037	382,263	426,728
5.50% due 06/01/2038	248,798	278,974
5.50% due October 30 TBA	1,900,000	2,115,903
6.00% due 11/01/2037	409,924	462,883
6.00% due 11/01/2038	29,248	33,060
6.00% due 06/01/2040	242,469	273,755
6.50% due 10/01/2037	3,133	3,546
6.63% due 11/15/2030	871,000	1,237,647
7.25% due 05/15/2030	2,260,000	3,361,488
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C02, Class 2MI 1.10% due 05/25/2024(1)	246,631	243,006
Series 2014-C01, Class M1 1.75% due 01/25/2024(1)	298,555	299,032
Series 2013-C01, Class M1 2.15% due 10/25/2023(1)	363,303	367,168
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	811,251	806,470
		68,869,863
Government National Mtg. Assoc. — 1.9%
3.00% due October 30 TBA	3,400,000	3,421,516
4.00% due 03/15/2039	248,920	264,542
4.00% due 04/15/2039	24,908	26,472
4.00% due 05/15/2039	76,642	81,451
4.00% due 08/15/2039	27,242	28,951
4.00% due 10/15/2039	86,283	91,699
4.00% due 03/15/2040	89,732	95,388
4.00% due 09/15/2040	96,877	102,980
4.00% due 10/15/2040	58,794	62,503
4.00% due 12/15/2040	31,204	33,163
4.00% due 01/15/2041	36,911	39,243
4.00% due 02/15/2041	26,434	28,093
4.00% due 06/15/2041	256,937	273,634
4.00% due 07/15/2041	98,372	104,546
4.00% due 08/15/2041	812,815	864,398
4.00% due 09/15/2041	175,000	185,982
4.00% due 10/15/2041	287,445	305,484
4.00% due 11/15/2041	351,176	373,214
4.00% due 12/15/2041	360,950	383,602
4.00% due 01/15/2042	88,516	94,071
4.00% due 02/15/2042	27,501	29,236
4.00% due 03/15/2042	171,471	182,233
4.00% due 04/15/2042	12,171	12,935
4.00% due 03/20/2044	471,138	500,340
4.50% due 04/15/2018	28,282	29,619
Security Description	Principal Amount(12)	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 05/15/2018	$193,939	$202,776
4.50% due 08/15/2018	11,839	12,431
4.50% due 09/15/2018	100,792	105,787
4.50% due 10/15/2018	365,019	383,495
4.50% due 09/15/2033	120,609	131,465
4.50% due 03/15/2039	211,654	229,834
4.50% due 05/15/2039	136,460	148,188
4.50% due 07/15/2039	74,749	81,173
4.50% due 10/15/2039	280,383	304,728
4.50% due 11/15/2039	8,777	9,531
4.50% due 01/15/2040	97,033	105,598
4.50% due 02/15/2040	144,688	157,709
4.50% due 03/15/2040	119,858	130,460
4.50% due 04/15/2040	5,693	6,195
4.50% due 05/15/2040	25,870	28,147
4.50% due 07/15/2040	71,008	77,924
4.50% due 09/15/2040	231,720	252,160
4.50% due 04/15/2041	66,687	72,371
4.50% due 05/15/2041	248,505	271,033
4.50% due 06/15/2041	45,578	49,793
4.50% due 07/15/2041	247,386	269,149
4.50% due 08/15/2041	189,941	206,496
5.00% due 06/15/2033	5,280	5,864
5.00% due 08/15/2033	35,824	39,569
5.00% due 09/15/2033	61,169	67,652
5.00% due 10/15/2033	36,243	40,182
5.00% due 11/15/2033	7,050	7,842
5.00% due 06/15/2034	146,543	162,106
5.00% due 05/15/2035	5,466	6,058
5.00% due 09/15/2035	5,586	6,177
5.00% due 11/15/2035	177,916	196,589
5.00% due 02/15/2036	103,688	114,542
5.00% due 02/20/2036	314,238	348,251
5.00% due 03/15/2036	73,792	81,256
5.00% due 05/15/2036	139,437	153,870
5.00% due 06/15/2036	46,300	50,955
5.00% due 08/15/2036	6,578	7,243
5.00% due 07/15/2038	428,435	471,573
5.00% due 08/15/2038	1,392,378	1,532,598
5.50% due 02/15/2032	5,236	5,845
5.50% due 03/15/2032	9,194	10,269
5.50% due 12/15/2032	7,942	8,871
5.50% due 01/15/2033	4,989	5,587
5.50% due 02/15/2033	28,336	31,718
5.50% due 03/15/2033	116,385	130,147
5.50% due 04/15/2033	362,014	405,452
5.50% due 05/15/2033	960	1,013
5.50% due 06/15/2033	561,142	628,170
5.50% due 07/15/2033	586,045	657,205
5.50% due 08/15/2033	88,657	99,510
5.50% due 09/15/2033	14,258	16,080
5.50% due 11/15/2033	75,218	83,650
5.50% due 12/15/2033	3,916	4,376
5.50% due 01/15/2034	171,813	193,054
5.50% due 02/15/2034	81,964	91,196
6.00% due 04/15/2028	196,049	226,639

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 01/15/2029	$31,196	$35,196
6.00% due 03/15/2029	25,742	29,048
6.00% due 11/15/2031	13,362	15,081
6.00% due 12/15/2031	28,307	32,348
6.00% due 04/15/2032	25,887	30,028
6.00% due 09/15/2032	21,516	24,919
6.00% due 10/15/2032	102,688	118,769
6.00% due 11/15/2032	35,783	41,508
6.00% due 01/15/2033	5,406	6,269
6.00% due 02/15/2033	57,239	65,202
6.00% due 03/15/2033	19,757	22,910
6.00% due 09/15/2033	22,436	25,322
6.00% due 01/15/2034	193,698	218,605
6.00% due 03/15/2034	32,207	36,347
6.00% due 05/15/2034	12,660	14,285
6.00% due 07/15/2034	22,687	26,288
6.00% due 08/15/2034	197,344	228,665
6.00% due 09/15/2034	18,183	20,776
6.00% due 11/15/2034	182,936	210,780
6.00% due 03/15/2035	57,949	65,773
6.00% due 08/15/2035	138,319	156,093
6.00% due 01/15/2036	59,834	69,262
6.00% due 02/15/2036	56,352	63,906
6.00% due 04/15/2036	133,057	151,956
6.00% due 05/15/2036	55,775	64,080
6.00% due 06/15/2036	177,332	202,660
6.00% due 07/15/2036	30,689	34,603
6.00% due 08/15/2036	133,472	153,041
6.00% due 09/15/2036	112,229	126,615
6.00% due 10/15/2036	245,882	280,817
6.00% due 11/15/2036	110,197	127,175
6.00% due 12/15/2036	22,050	25,448
6.50% due 09/15/2028	6,877	7,823
6.50% due 09/15/2031	12,654	14,347
6.50% due 10/15/2031	8,446	9,703
6.50% due 11/15/2031	2,690	3,054
6.50% due 12/15/2031	6,918	7,853
7.50% due 09/15/2030	22,906	23,705
		19,533,107
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	105,090
Total U.S. Government Agencies (cost $133,154,746)		134,895,266
U.S. GOVERNMENT TREASURIES — 36.9%
United States Treasury Bonds — 5.8%
2.75% due 08/15/2042	4,207,000	3,854,664
2.75% due 11/15/2042	2,634,000	2,409,699
2.88% due 05/15/2043	5,218,000	4,887,800
3.13% due 11/15/2041	548,000	543,547
3.13% due 02/15/2042	547,000	541,615
3.13% due 02/15/2043	1,770,000	1,744,002
3.13% due 08/15/2044	945,000	929,938
3.38% due 05/15/2044	1,263,000	1,304,047
3.50% due 02/15/2039	1,328,000	1,412,867
3.63% due 08/15/2043	3,158,000	3,413,602
Security Description	Principal Amount(12)	Value (Note 2)
United States Treasury Bonds (continued)
3.63% due 02/15/2044	$3,686,000	$3,983,184
3.75% due 08/15/2041	427,000	474,037
3.88% due 08/15/2040	1,577,000	1,785,213
4.25% due 05/15/2039	67,000	80,149
4.25% due 11/15/2040	1,100,000	1,321,203
4.38% due 02/15/2038	1,183,000	1,436,051
4.38% due 11/15/2039	1,271,000	1,550,818
4.38% due 05/15/2040	953,000	1,165,340
4.50% due 02/15/2036	1,334,000	1,646,448
4.50% due 05/15/2038	49,000	60,584
4.63% due 02/15/2040	1,187,000	1,503,409
4.75% due 02/15/2041	1,123,000	1,454,635
5.25% due 11/15/2028	252,000	324,214
5.38% due 02/15/2031	500,000	661,797
6.13% due 11/15/2027	544,000	747,490
6.25% due 08/15/2023	1,613,000	2,111,014
6.38% due 08/15/2027	1,217,000	1,702,469
6.75% due 08/15/2026	377,000	535,458
7.88% due 02/15/2021	1,267,000	1,708,471
8.13% due 08/15/2019	39,000	50,676
8.13% due 05/15/2021	13,000	17,851
8.75% due 05/15/2017	1,725,000	2,075,794
8.75% due 05/15/2020	1,035,000	1,413,826
8.75% due 08/15/2020	1,389,000	1,912,263
9.00% due 11/15/2018	3,770,000	4,902,176
9.13% due 05/15/2018	32,000	40,832
United States Treasury Bonds TIPS 1.38% due 02/15/2044(9)	2,801,075	2,996,055
		58,703,238
United States Treasury Notes — 31.1%
0.06% due 01/31/2016 FRS	699,000	699,142
0.25% due 05/31/2015	1,408,000	1,409,760
0.25% due 10/31/2015	143,000	143,156
0.38% due 03/15/2015	5,270,000	5,277,821
0.38% due 04/15/2015	3,979,000	3,985,685
0.38% due 06/15/2015	10,587,000	10,609,741
0.38% due 01/31/2016	5,371,000	5,378,761
0.38% due 03/15/2016	1,813,000	1,813,850
0.63% due 05/31/2017	1,088,000	1,078,565
0.63% due 08/31/2017	12,809,000	12,639,883
0.63% due 11/30/2017	3,955,000	3,883,624
0.63% due 04/30/2018	2,441,000	2,376,733
0.75% due 06/30/2017	10,430,000	10,360,734
0.75% due 12/31/2017	50,000	49,203
0.88% due 11/30/2016	10,404,000	10,442,203
0.88% due 01/31/2017	10,928,000	10,948,490
0.88% due 02/28/2017	4,356,000	4,360,426
0.88% due 07/31/2019	4,664,000	4,468,331
1.00% due 08/31/2016	13,077,000	13,183,251
1.00% due 09/30/2016	10,153,000	10,229,148
1.00% due 10/31/2016	7,870,000	7,925,948
1.00% due 03/31/2017	6,007,000	6,025,303
1.13% due 12/31/2019	1,985,000	1,911,182
1.25% due 08/31/2015	1,641,000	1,658,116
1.25% due 09/30/2015	1,716,000	1,734,837
1.25% due 10/31/2015	7,703,000	7,792,671

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
United States Treasury Notes (continued)
1.25% due 11/30/2018	$5,880,000	$5,799,150
1.25% due 01/31/2019	13,253,000	13,030,389
1.25% due 02/29/2020	7,778,000	7,515,493
1.38% due 11/30/2015	1,100,000	1,114,911
1.38% due 07/31/2018	1,916,000	1,908,217
1.38% due 09/30/2018	7,787,000	7,738,331
1.38% due 05/31/2020	4,553,000	4,409,298
1.50% due 08/31/2018	4,423,000	4,420,926
1.63% due 08/15/2022	3,314,000	3,146,746
1.63% due 11/15/2022	8,502,000	8,035,053
1.75% due 07/31/2015	2,604,000	2,639,602
1.75% due 10/31/2020	3,843,000	3,770,644
1.75% due 05/15/2022	5,388,000	5,180,056
1.75% due 05/15/2023	8,848,000	8,386,241
1.88% due 08/31/2017	3,079,000	3,150,442
1.88% due 10/31/2017	984,000	1,005,525
2.00% due 01/31/2016	2,932,000	2,999,116
2.00% due 05/31/2021	3,075,000	3,039,447
2.00% due 11/15/2021	4,434,000	4,365,065
2.00% due 02/15/2022	1,160,000	1,139,338
2.00% due 02/15/2023	2,884,000	2,798,608
2.13% due 12/31/2015	409,000	418,570
2.13% due 08/15/2021	7,667,000	7,628,665
2.38% due 02/28/2015	3,299,000	3,330,571
2.38% due 05/31/2018	4,163,000	4,305,778
2.38% due 08/15/2024	1,985,000	1,962,049
2.50% due 04/30/2015	4,599,000	4,664,214
2.50% due 08/15/2023	4,156,000	4,180,678
2.50% due 05/15/2024	1,778,000	1,779,111
2.63% due 04/30/2016	4,372,000	4,524,679
2.63% due 08/15/2020	922,000	953,118
2.63% due 11/15/2020	2,646,000	2,728,688
2.75% due 12/31/2017	318,000	333,204
2.75% due 02/15/2019	1,649,000	1,725,781
3.13% due 05/15/2019	2,092,000	2,222,913
3.13% due 05/15/2021	7,000	7,418
3.38% due 11/15/2019	816,000	878,539
3.50% due 05/15/2020	699,000	757,541
3.63% due 08/15/2019	19,000	20,652
3.63% due 02/15/2020	3,814,000	4,157,557
3.63% due 02/15/2021	3,869,000	4,220,839
3.88% due 05/15/2018	21,000	22,856
4.00% due 08/15/2018	29,000	31,773
4.25% due 08/15/2015	831,000	860,929
4.25% due 11/15/2017	69,000	75,533
4.50% due 05/15/2017	30,000	32,766
United States Treasury Notes TIPS 0.13% due 04/15/2018(9)	462,775	466,463
0.13% due 04/15/2019(9)	6,934,508	6,951,303
0.13% due 01/15/2023(9)	4,717,108	4,563,802
0.13% due 07/15/2024(9)	5,192,595	4,985,296
0.63% due 01/15/2024(9)	11,385,265	11,442,191
		316,212,639
Total U.S. Government Treasuries (cost $371,419,176)		374,915,877
Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.5%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	$325,000	$435,367
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	177,842
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	166,100
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	179,024
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	36,200
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	268,000
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	189,419
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	203,167
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	181,596
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	750,000	427,522
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	785,000	447,521

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	$290,000	$165,883
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	125,000
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	546,825
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	400,988
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	116,526
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	587,308
Total Municipal Bonds & Notes (cost $4,130,391)		4,654,288
LOANS(15)(16)(17) — 1.9%
Advertising Agencies — 0.0%
Acosta, Inc. FRS BTL 5.00% due 09/26/2021	130,000	129,998
Advertising Sales — 0.1%
Advantage Sales & Marketing, Inc. FRS Delayed Draw 3.75% due 07/25/2021(18)	531,452	521,709
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS 3.75% due 06/04/2021	99,750	98,093
Airlines — 0.1%
American Airlines, Inc. FRS BTL-B 3.75% due 06/27/2019	584,085	572,890
Alternative Waste Technology — 0.0%
Darling Ingredients, Inc. FRS BTL 3.25% due 01/08/2021	253,725	251,188
Applications Software — 0.0%
Verint Systems, Inc. FRS BTL-B 3.50% due 09/06/2019	130,729	129,911
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC FRS BTL 3.25% due 12/31/2018	223,875	220,167
Security Description	Principal Amount(12)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	$119,400	$117,982
Cable/Satellite TV — 0.0%
Charter Communations Operating LLC FRS BTL-G 4.25% due 09/12/2021	115,000	114,507
Numericable US LLC FRS BTL-B1 4.50% due 04/23/2020	58,977	58,402
Numericable US LLC FRS BTL-B2 4.50% due 04/23/2020	51,023	50,526
		223,435
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B5B 5.95% due 03/01/2017	129,503	117,686
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	247,481	242,892
		360,578
Casino Services — 0.0%
Aristocrat Leisure, Ltd. FRS BTL-B 4.75% due 09/29/2021	135,000	133,355
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	155,000	151,544
		284,899
Cellular Telecom — 0.0%
LTS Buyer LLC FRS BTL-B 4.00% due 04/13/2020	168,793	165,734
Chemicals-Specialty — 0.0%
Minerals Technology, Inc. FRS BTL-B 4.00% due 05/09/2021	141,849	141,317
Coal — 0.1%
Arch Coal, Inc. FRS BTL 6.25% due 05/16/2018	247,474	225,758
Sandy Creek Energy Associates LP FRS BTL-B 5.00% due 11/08/2020	359,033	357,508
		583,266
Commercial Services — 0.1%
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	188,575	187,797

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(15)(16)(17) (continued)
Commercial Services (continued)
Brickman Group, Ltd. LLC FRS BTL-B 4.00% due 12/18/2020	$198,501	$194,283
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	447,722	440,867
		822,947
Commercial Services-Finance — 0.0%
Interactive Data Corp. FRS BTL-B 4.75% due 05/02/2021	99,750	99,043
TransUnion LLC FRS BTL-B 4.00% due 04/09/2021	138,942	136,742
		235,785
Containers-Metal/Glass — 0.0%
BWAY Holding Co. FRS BTL-B 5.50% due 08/14/2020	134,663	134,663
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	633,800	618,659
Coveris Holdings SA FRS BTL-B 5.25% due 05/08/2019	148,875	149,371
		768,030
Data Processing/Management — 0.0%
First Data Corp. FRS BTL-C1 3.65% due 03/24/2018	250,000	244,896
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. FRS BTL 3.50% due 06/24/2021	109,725	108,371
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	139,650	137,904
Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS BTL-B 4.75% due 05/20/2021	179,550	177,305
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 3.75% due 06/30/2019	693,000	677,985
		855,290
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 05/05/2016(19)	155,198	155,198
Security Description	Principal Amount(12)	Value (Note 2)
Electronic Components-Semiconductors — 0.0%
Avago Technologies Cayman, Ltd. BTL-B 3.75% due 05/06/2021	$199,500	$197,505
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 03/01/2020	247,502	243,376
		440,881
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/11/2020	211,875	211,257
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS BTL-B 4.50% due 11/21/2020	114,138	113,852
Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS BTL 4.50% due 11/01/2018	210,521	208,767
Food-Retail — 0.0%
Burger King ULLC FRS BTL-B 4.50% due 09/24/2021	100,000	99,139
Albertson's Holdings LLC FRS BTL-B4 4.50% due 08/25/2021	180,000	178,875
		278,014
Hotel/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 4.00% due 04/14/2021	129,343	127,467
Independent Power Producers — 0.1%
Calpine Corp FRS Delayed Draw 4.00% due 10/31/2020	129,025	127,643
EFS Cogen Holdings I LLC FRS BTL 3.75% due 12/17/2020	96,645	96,282
NRG Energy, Inc. FRS BTL 2.75% due 07/01/2018	247,487	242,754
		466,679
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.25% due 10/02/2020	348,250	340,741
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS Tranche B2 4.25% due 07/08/2020	321,742	316,313
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	125,000	126,302
		442,615

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(15)(16)(17) (continued)
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 4.00% due 07/02/2019	$494,942	$487,002
Investment Management/Advisor Services — 0.1%
Nuveen Investments, Inc. FRS BTL-B 4.16% due 05/13/2017	350,000	348,687
Nuveen Investments, Inc. FRS 2nd Lien 6.50% due 02/28/2019	250,000	250,000
		598,687
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	247,500	242,271
Pro Mach, Inc. FRS BTL-B 4.50% due 07/16/2017	121,366	120,456
RBS Global, Inc. FRS BTL-B 4.00% due 08/21/2020	346,500	340,581
		703,308
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS Delayed Draw 4.50% due 08/20/2019	198,489	196,008
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS BTL-B 4.75% due 04/01/2021	95,283	95,005
Medical-Drugs — 0.1%
PRA Holdings, Inc. FRS BTL 4.50% due 09/24/2020	212,850	210,721
Salix Pharmaceuticals, Ltd. FRS BTL-B 4.25% due 01/02/2020	235,813	235,097
		445,818
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-D 4.25% due 01/27/2021	104,213	103,835
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS BTL-B 5.00% due 12/19/2019	99,003	98,693
Crosby US Acquisition Corp. FRS BTL 3.75% due 11/22/2020	540,913	516,572
		615,265
Security Description	Principal Amount(12)	Value (Note 2)
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL 4.25% due 07/03/2021	$180,000	$176,657
Oil & Gas Drilling — 0.0%
Paragon Offshore Finanace Co. FRS BTL-B 3.75% due 07/18/2021	100,000	94,250
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	218,599	207,278
		301,528
Oil Companies-Exploration & Production — 0.0%
American Energy- Marcellus LLC FRS BTL 5.25% due 08/04/2020	100,000	99,042
Templar Energy LLC FRS BTL-B 8.50% due 11/25/2020	100,000	96,875
		195,917
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	119,100	118,430
Pipelines — 0.0%
Energy Transfer Equity LP FRS Tranche B 3.25% due 12/02/2019	280,500	273,487
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B 4.75% due 07/30/2021	400,000	394,000
Delta 2 Lux Sarl FRS BTL-B 7.75% due 07/31/2022	120,000	119,400
		513,400
Publishing-Newspapers — 0.1%
Tribune Media Co. FRS BTL-B 4.00% due 12/27/2020	622,427	614,063
Real Estate Investment Trusts — 0.0%
Crown Castle Operating Co. FRS BTL 3.00% due 01/31/2021	193,538	190,707
Recreational Centers — 0.0%
24 Hour Fitness Worldwide, Inc. FRS BTL-B 4.75% due 05/28/2021	149,625	149,017

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
LOANS(15)(16)(17) (continued)
Recreational Centers (continued)
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	$188,575	$162,175
		311,192
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL 4.00% due 04/10/2021	185,000	181,069
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. BTL-B2 4.00% due 01/28/2020	100,000	98,650
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL-B 4.25% due 10/01/2019	200,158	198,351
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc. FRS BTL-B 4.50% due 09/26/2019	625,275	614,779
Retail-Sporting Goods — 0.0%
Bauer Performance Sports, Ltd. FRS BTL-B 4.00% due 04/15/2021	73,435	72,303
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B2 3.75% due 06/30/2019	532,591	523,714
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV FRS BTL 3.25% due 01/11/2020	188,100	184,573
Special Purpose Entity — 0.1%
SAM Finance Lux Sarl FRS BTL-B 4.25% due 11/26/2020	585,575	582,098
Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. FRS BTL-B 5.00% due 11/27/2020	411,888	410,858
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 4.00% due 05/01/2021	127,815	126,137
Telecom Services — 0.0%
Ziggo NV FRS BTL-B1 3.25% due 01/15/2022	129,425	125,565
Ziggo NV FRS BTL-B2 2.75% due 01/15/2022	83,404	80,917
Security Description	Principal Amount(12)		Value (Note 2)
Telecom Services (continued)
Ziggo NV FRS BTL-B3 2.47% due 01/15/2022		$137,171	$133,081
			339,563
Television — 0.0%
ION Media Networks, Inc. FRS BTL-B 5.00% due 12/18/2020		143,913	143,913
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020		247,502	242,500
			386,413
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL 4.50% due 08/09/2019		125,125	124,812
Workers Comp/Injury Services — 0.0%
Sedgwick Claims Management Services, Inc. FRS BTL 3.75% due 02/28/2021		268,650	260,087
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022		125,000	122,344
			382,431
Total Loans (cost $20,337,123)			20,060,584
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Banks-Special Purpose — 0.1%
Export-Import Bank of China Senior Notes 2.50% due 07/31/2019*		390,000	386,087
Regional Authority — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	159,867
Province of British Columbia Senior Notes 2.85% due 06/15/2015		194,000	197,542
			357,409
Sovereign — 1.0%
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	40,000,000	963,698
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045		315,000	296,100
Federative Republic of Brazil Letras Financeiras do Tesouro FRS Bills zero coupon due 09/01/2020	BRL	554,000	1,439,862

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Canada Senior Notes 0.88% due 02/14/2017		$181,000	$180,712
Government of France Bonds 0.25% due 07/25/2024(9)	EUR	384,564	506,532
Government of Uruguay Bonds 4.25% due 04/05/2027(9)	UYU	21,774,822	966,647
Italy Buoni Poliennali Del Tesoro Notes 2.35% due 09/15/2024*(9)	EUR	390,456	548,358
Kingdom of Spain Senior Notes 1.80% due 11/30/2024*(9)	EUR	379,077	524,581
Republic of Costa Rica Senior Notes 5.63% due 04/30/2043		1,125,000	961,875
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	8,400,000,000	684,202
Republic of Portugal Notes 5.13% due 10/15/2024*		241,000	249,681
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	10,500,000	909,034
Republic of Turkey Senior Notes 4.35% due 11/12/2021	EUR	350,000	474,339
Russian Federation Bonds 7.50% due 02/27/2019	RUB	28,350,000	671,877
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	314,156
United Mexican States Senior Notes 4.75% due 03/08/2044		128,000	127,040
United Mexican States Senior Notes 5.75% due 10/12/2110		132,000	136,290
			9,954,984
Total Foreign Government Obligations (cost $11,017,860)			10,698,480
EXCHANGE-TRADED FUNDS — 0.6%
iShares Barclays 1-3 Year Treasury Bond Fund		22,468	1,898,771
iShares Barclays 3-7 Year Treasury Bond Fund		14,904	1,808,153
iShares Barclays 7-10 Year Treasury Bond Fund		8,115	840,876
iShares Barclays 10-20 Year Treasury Bond Fund		4,732	616,485
Security Description	Principal Amount(12)		Value (Note 2)
iShares Barclays 20+ Year Treasury Bond Fund		$8,683	$1,009,573
Total Exchange-Traded Funds (cost $6,011,289)			6,173,858
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.†		1,980	5,287
Television — 0.0%
ION Media Networks, Inc.†(5)(8)(10)		22	10,956
Total Common Stocks (cost $0)			16,243
PREFERRED SECURITIES — 0.1%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%		7,781	169,782
Telecom Services — 0.1%
Qwest Corp. 6.13%		14,710	341,566
Total Preferred Securities (cost $562,239)			511,348
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(7)	EUR	800,000	1,065,073
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(7)		600,000	637,500
Banco Santander SA VRS 6.25% due 03/12/2019(7)	EUR	1,300,000	1,590,654
KBC Groep NV FRS 5.63% due 03/19/2019(7)	EUR	170,000	205,861
Nordea Bank AB VRS 5.50% due 09/23/2019*(7)		240,000	235,800
Nordea Bank AB VRS 6.13% due 09/23/2024*(7)		212,000	207,760
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(7)		317,000	302,735
			4,245,383
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.23% due 06/01/2077		300,000	255,750
Banks-Super Regional — 0.0%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(7)		208,000	203,549
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	86,310
			289,859
Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/19(7)	GBP	670,000	1,048,426

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.8%
Barclays PLC VRS 8.25% due 12/15/2018(7)		$570,000	$584,962
Barclays PLC FRS 8.00% due 12/15/2020(7)	EUR	310,000	407,207
Credit Agricole SA FRS 6.50% due 06/23/2021(7)	EUR	410,000	521,735
Credit Agricole SA VRS 6.63% due 09/23/2019*(7)		408,000	389,039
Credit Suisse Group AG VRS 6.25% due 12/18/2024*(7)		417,000	403,448
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(7)		575,000	603,750
HSBC Holdings PLC FRS 5.63% due 01/17/2020(7)		600,000	595,800
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(7)		164,000	159,867
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)		192,000	189,984
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(7)		343,000	371,298
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(7)	EUR	710,000	921,427
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(7)	GBP	250,000	400,019
Societe Generale SA VRS 6.00% due 01/27/2020*(7)		625,000	572,437
Societe Generale SA VRS 6.00% due 01/27/2020*(7)		377,000	345,294
Societe Generale SA VRS 6.75% due 04/07/2021(7)	EUR	450,000	565,531
Societe Generale SA VRS 8.25% due 11/29/2018(7)		940,000	966,320
UniCredit SpA FRS 8.00% due 06/03/2024(7)		210,000	208,266
			8,206,384
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		123,000	124,406
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/17/2014†(8)		58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		142,000	140,402
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028*		230,000	236,900
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		$167,000	$174,047
Insurance-Multi-line — 0.0%
MetLife, Inc. 6.40% due 12/15/2066		189,000	210,735
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		250,000	366,875
Sompo Japan Nipponkoa Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	473,625
			840,500
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		284,000	307,430
Total Preferred Securities/Capital Securities (cost $16,779,123)			16,080,228
OPTIONS — PURCHASED — 0.0%
Call Options — Purchased†(8)(13)	RUB	47,000,000	5,758
Call Options — Purchased†(8)(13)	BRL	3,100,000	18,584
Put Options — Purchased†(8)(13)		6,575,000	28,071
Total Options — Purchased (cost $156,022)			52,413
Total Long-Term Investment Securities (cost $967,794,527)			979,960,662
REPURCHASE AGREEMENTS — 7.9%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $3,779,000 collateralized by $2,730,000 of United States Treasury Notes, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $3,860,392		$3,779,000	3,779,000
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $18,984,000 collateralized by $20,900,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $19,367,675		18,984,000	18,984,000
Bank of America Securities LLC Joint Repurchase Agreement(11)		13,765,000	13,765,000
Barclays Capital, Inc. Joint Repurchase Agreement(11)		12,035,000	12,035,000
BNP Paribas SA Joint Repurchase Agreement(11)		11,175,000	11,175,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(11)	$7,385,000	$7,385,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(11)	12,895,000	12,895,000
Total Repurchase Agreements (cost $80,018,000)		80,018,000
TOTAL INVESTMENTS (cost $1,047,812,527)(14)	104.4%	1,059,978,662
Liabilities in excess of other assets	(4.4)	(44,203,177)
NET ASSETS	100.0%	$1,015,775,485

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $113,892,045 representing 11.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(6)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(7)  Perpetual maturity — maturity date reflects the next call date.

(8)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $63,721 representing 0.0% of net assets.

(9)  Principal amount of security is adjusted for inflation.

(10)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Diversified Fixed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks ION Media Networks, Inc.	03/05/2014	22	$0	$10,956	$498	0.00%

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at September 30, 2014	Unrealized Appreciation (Depreciation)
Call option to deliver U.S. dollars in exchange for Russian Rubles with Goldman Sachs International	September 2015	$36.97	RUB	47,000,000	$17,000	$5,758	$(11,242)
Call option to deliver U.S. dollars in exchange for Brazilian Reals with Goldman Sachs International	September 2015	2.41	BRL	3,100,000	22,973	18,584	(4,389)
Put option to enter an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 05/01/2025	April 2015	3.50		$6,575,000	116,049	28,071	(87,978)
					$156,022	$52,413	$(103,609)

(14)  See Note 4 for cost of investments on a tax basis.

(15)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. Theses base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered rate ("LIBOR") or the prime rate offered by one ore more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(16)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities.

(17)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(18)  All or a portion of this holding is subject to unfunded loan commitments; see Note 13.

(19)  Company has filed Chapter 11 bankruptcy protection.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

(20)  Security in default of interest and principal at maturity.

BBA — British Banking Association

BRL — Brazilian Real

BTL — Bank Term Loan

DOP — Dominican Peso

EUR — Euro Currency

FRS — Floating Rate Security

GBP — Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2014 and unless otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	229,000	USD	289,382	12/17/2014	$—	$(13)
Citibank N.A.	EUR	395,000	USD	510,913	09/18/2015	9,975	—
	GBP	940,000	USD	1,538,366	10/31/2014	14,869	—
	USD	473,647	RSD	47,000,000	09/18/2015	—	(7,956)
						24,844	(7,956)
Deutsche Bank AG	EUR	1,254,000	USD	1,623,667	12/17/2014	38,942	—
JPmorgan Chase Bank N.A	EUR	4,929,000	USD	6,307,912	10/31/2014	81,175	—
	EUR	162,000	USD	205,675	12/17/2014	950	—
						82,125	—
UBS AG	RUB	15,664,000	USD	409,516	12/17/2014	19,618	—
Net Unrealized Appreciation (Depreciation)						$165,529	$(7,969)

EUR — Euro Dollar

GBP — Pound Sterling

RSD — Serbian Dinar

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2014	Unrealized Appreciation (Depreciation)
184	Long	U.S. Treasury 2 YR Notes	December 2014	$40,278,281	$40,267,250	$(11,031)
378	Long	U.S. Treasury 5 YR Notes	December 2014	44,705,827	44,701,453	(4,374)
616	Short	U.S. Treasury 10YR Notes	December 2014	76,539,116	76,778,625	(239,509)
90	Long	U.S. Treasury Long Bonds	December 2014	12,519,461	12,411,563	(107,898)
118	Long	U.S. Treasury Ultra Long Bonds	December 2014	17,769,375	17,995,000	225,625
						$(137,187)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at September 30, 2014(2)	Notional Amount(3)	Value at September 30, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.000)%	06/20/2019	Goldman Sachs & Co.	3.5317%	$32,467,050	$(1,964,522)	$(2,375,655)	$411,133
Markit CDX North America Investment Grade Index	(1.000)	06/20/2019	Goldman Sachs & Co.	0.0645	13,210,000	(211,873)	(200,694)	(11,179)
						$(2,176,395)	$(2,576,349)	$399,954

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities
Diversified Financial Services	$—	$112,053,433	$1,304,914	$113,358,347
U.S. Corporate Bonds & Notes
Gambling (Non-Hotel)	—	—	320	320
Recycling	—	—	3	3
Other Industries*	—	244,306,065	—	244,306,065
Foreign Corporate Bonds & Notes	—	54,237,342	—	54,237,342
U.S. Government Agencies
Federal National Mtg. Assoc.	—	68,869,863	—	68,869,863
Other Government Agencies*	—	66,025,403	—	66,025,403
U.S. Government Treasuries
United States Treasury Bonds	—	58,703,238	—	58,703,238
United States Treasury Notes	—	316,212,639	—	316,212,639
Municipal Bonds & Notes	—	4,654,288	—	4,654,288
Loans	—	20,060,584	—	20,060,584
Foreign Government Obligations	—	10,698,480	—	10,698,480
Exchange-Traded Funds	6,173,858	—	—	6,173,858
Common Stock
Insurance-Reinsurance	5,287	—	—	5,287
Television	—	—	10,956	10,956
Preferred Securities	511,348	—	—	511,348
Preferred Securities/Capital Securities	—	16,080,228	—	16,080,228
Options-Purchased	—	52,413	—	52,413
Repurchase Agreements	—	80,018,000	—	80,018,000
Other Financial Instruments:+
Open Forward Currency Contracts-Appreciation	—	165,529	—	165,529
Open Futures Contracts-Appreciation	225,625	—	—	225,625
Credit Default Swaps-Appreciation	—	411,133	—	411,133
Total	$6,916,118	$1,052,548,638	$1,316,193	$1,060,780,949
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts-Depreciation	$—	$7,969	$—	$7,969
Open Futures Contracts-Depreciation	362,812	—	—	362,812
Credit Default Swaps-Depreciation	—	11,179	—	11,179
Total	$362,812	$19,148	$—	$381,960

*  Sum of all other industries and/or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry and/or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	46.4%
Sovereign	37.3
Repurchase Agreements	15.6
99.3%

*  Calculated as a percentage of net assets

Credit Quality†#
Aaa	76.9%
Aa	23.1
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 37.3%
Sovereign — 37.3%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	8,484,334	$11,283,562
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	9,986,219	14,389,022
Bundesrepublik Deutschland Bundesobligation Bonds 0.75% due 04/15/2018	EUR	1,905,750	2,529,626
Government of Australia Senior Bonds 1.00% due 11/21/2018	AUD	5,849,805	5,158,540
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	9,934,260	10,242,163
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,466,857	15,592,791
Government of France Bonds 0.25% due 07/25/2024	EUR	7,033,469	9,264,202
Government of France Bonds 1.00% due 07/25/2017	EUR	5,432,352	7,228,965
Government of France Bonds 1.10% due 07/25/2022	EUR	15,723,894	22,308,819
Government of France Bonds 1.30% due 07/25/2019	EUR	6,443,492	8,983,081
Government of France Bonds 2.10% due 07/25/2023	EUR	6,555,352	10,087,472
Government of France Bonds 2.25% due 07/25/2020	EUR	13,007,455	19,324,532
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,083,700	2,322,347
Government of Sweden Notes 0.25% due 06/01/2022	SEK	84,225,905	12,158,101
Kingdom of Denmark Bonds 0.10% due 11/15/2023	DKK	68,803,661	12,075,673
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	3,617,005	6,197,061
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,898,454	6,864,446
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	9,367,346	18,450,230
Security Description	Shares/ Principal Amount(7)		Value (Note 2)
Sovereign (continued)
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	7,353,393	$14,128,518
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	11,921,466	24,826,041
Total Foreign Government Obligations (cost $237,736,143)			233,415,192
U.S. GOVERNMENT TREASURIES(1) — 46.4%
United States Treasury Notes — 46.4%
0.13% due 04/15/2016 TIPS		$23,368,793	23,638,983
0.13% due 04/15/2017 TIPS		12,299,173	12,462,519
0.13% due 04/15/2018 TIPS		18,552,240	18,700,083
0.13% due 04/15/2019 TIPS		24,174,182	24,232,732
0.13% due 01/15/2022 TIPS		22,237,443	21,726,671
0.13% due 07/15/2022 TIPS		18,933,814	18,482,659
0.13% due 01/15/2023 TIPS		27,378,840	26,489,027
0.13% due 07/15/2024 TIPS		6,747,865	6,478,477
0.38% due 07/15/2023 TIPS		21,064,274	20,835,537
0.63% due 07/15/2021 TIPS		10,412,435	10,622,308
0.63% due 01/15/2024 TIPS		22,515,255	22,627,831
1.13% due 01/15/2021 TIPS		16,364,329	17,164,642
1.25% due 07/15/2020 TIPS		11,689,536	12,411,002
1.38% due 01/15/2020 TIPS		12,835,621	13,652,890
1.63% due 01/15/2018 TIPS		10,946,224	11,624,375
1.88% due 07/15/2015 TIPS		1,224,890	1,252,068
1.88% due 07/15/2019 TIPS		6,974,000	7,609,833
2.38% due 01/15/2017 TIPS		16,983,056	18,133,387
2.63% due 07/15/2017 TIPS		2,327,859	2,537,911
Total U.S. Government Treasuries (cost $296,681,518)			290,682,935
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3)		765	57,880
Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(2)(3)		25	0
Printing-Commercial — 0.0%
Quad/Graphics, Inc.		196	3,773
Total Common Stocks (cost $98,621)			61,653
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		117	51,858
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		116	51,415
Total Warrants (cost $0)			103,273
Total Long-Term Investment Securities (cost $534,516,282)			524,263,053

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount(7)	Value (Note 2)
REPURCHASE AGREEMENTS — 15.6%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$23,405,000	$23,405,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	20,470,000	20,470,000
BNP Paribas SA Joint Repurchase Agreement(5)	19,010,000	19,010,000
Deutsche Bank AG Joint Repurchase Agreement(5)	12,565,000	12,565,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(5)	21,935,000	21,935,000
Total Repurchase Agreements (cost $97,385,000)		97,385,000
TOTAL INVESTMENTS (cost $631,901,282)(6)	99.3%	621,648,053
Other assets less liabilities	0.7	4,388,020
NET ASSETS	100.0%	$626,036,073

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $161,153 representing 0.0% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2014, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$—	$51,858	$443	0.01%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/2010	116	—	51,415	443	0.01
				$103,273		0.02%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollar unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank N.A.	GBP	940,000	USD	1,538,366	10/31/14	$14,869	$—
Commonwealth Bank of Australia	NZD	2,971,000	USD	2,410,937	12/17/14	108,951	—
Deutsche Bank AG	CAD	17,791,000	USD	16,078,408	12/17/14	221,619	—
	DKK	71,038,000	USD	12,365,112	12/17/14	306,275	—
	EUR	83,304,000	USD	107,861,186	12/17/14	2,586,955	—
						3,114,849	—
JPMorgan Chase Bank N.A.	SEK	86,236,000	USD	12,130,027	12/17/14	182,033	—
Royal Bank of Scotland PLC	AUD	17,484,000	USD	15,826,027	12/17/14	600,519	—
	GBP	43,089,000	USD	69,978,906	12/17/14	171,606	—
						772,125	—
Standard Chartered Bank	EUR	355,000	USD	454,286	12/17/14	5,660	—
Net Unrealized Appreciation (Depreciation)						$4,198,487	$—

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Obligations:
Sovereign	$—	$233,415,192	$—	$233,415,192
U.S. Government Treasuries:
United States Treasury Notes	—	290,682,935	—	290,682,935
Common Stocks:
Printing - Commercial	3,773	—	—	3,773
Other Industries*	—	—	57,880	57,880
Warrants	—	—	103,273	103,273
Repurchase Agreements	—	97,385,000	—	97,385,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	4,198,487	—	4,198,487
Total	$3,773	$625,681,614	$161,153	$625,846,540

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Banks-Foreign-US Branches	24.2%
Banks-Foreign	23.0
U.S. Government Agencies	13.5
Asset Backed Commercial Paper/Auto	8.7
Asset Backed Commercial Paper/Fully Supported	6.8
Banks-Domestic	6.7
Diversified	3.2
Municipal	3.2
Asset Backed Commercial Paper/Diversified	1.8
Automobile	1.7
Collateralized Commercial Paper/Repo Backed	1.7
Brokerage/Investment	1.2
Computer	1.0
Government-Related Entity	1.0
Collateralized Commercial Paper/Loan Backed	0.8
Insurance	0.7
Student Loan	0.4
Asset Backed/Structured Investment	0.0
99.6%

Weighted average days to maturity-38

Credit Quality#†
Government-Agency	13.6%
P-1	62.1
Aaa/VMIG1	1.7
Aa2	1.6
Aa2e	0.5
Aa3	3.4
Aa3e	1.9
Aa3/VMIG1	1.9
A1	3.2
A2	1.3
Not rated@	8.8
100.0%

*  Calculated as a percentage of net assets.

#  Calculated as a percentage of total debt issues.

†  Source: Moody's

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 99.6%
Asset-Backed Commercial Paper — 19.7%
Autobahn Funding Co. LLC 0.05% due 10/01/2014*	$254,000	$254,000
Bedford Row Funding Corp. 0.20% due 10/27/2014*	250,000	249,964
Chariot Funding LLC 0.21% due 12/15/2014*	465,000	464,879
Chariot Funding LLC 0.22% due 02/23/2015*	350,000	349,706
Collateralized Commercial Paper Co. LLC 0.25% due 12/01/2014	250,000	249,930
Collateralized Commercial Paper Co. LLC 0.27% due 02/05/2015	170,000	169,867
Collateralized Commercial Paper Co. LLC 0.30% due 03/02/2015	100,000	99,892
Jupiter Securitization Co. LLC 0.21% due 12/03/2014*	335,000	334,893
Kells Funding LLC FRS 0.23% due 12/09/2014*	500,000	500,000
Kells Funding LLC FRS 0.24% due 04/23/2015*	500,000	499,965
Manhattan Asset Funding Co. LLC 0.16% due 11/03/2014*	250,000	249,963
Manhattan Asset Funding Co. LLC 0.19% due 10/14/2014*	300,000	299,979
Matchpoint Master Trust 0.06% due 10/01/2014*	339,000	339,000
Old Line Funding LLC 0.22% due 10/09/2014*	560,000	559,973
Old Line Funding LLC 0.22% due 12/10/2014*	500,000	499,915
Old Line Funding LLC 0.22% due 01/20/2015*	250,000	249,885
Regency Markets No. 1 LLC 0.13% due 10/15/2014*	250,000	249,987
Versailles Commercial Paper LLC 0.22% due 11/03/2014*	300,000	299,940
Versailles Commercial Paper LLC 0.22% due 11/10/2014*	250,000	249,939
Total Asset-Backed Commercial Paper (cost $6,171,330)		6,171,677
Certificates of Deposit — 30.6%
Bank of Montreal Chicago 0.18% due 10/15/2014	105,000	105,000
Bank of Montreal Chicago 0.18% due 12/08/2014	200,000	200,004
Bank of Montreal Chicago 0.20% due 11/17/2014	350,000	350,000
Bank of Nova Scotia Houston 0.21% due 01/14/2015	500,000	500,045
Bank of Nova Scotia Houston 0.22% due 12/23/2014	120,000	120,023
Bank of Nova Scotia Houston 0.22% due 01/23/2015	150,000	150,020
Security Description	Principal Amount	Value (Note 2)
Certificates of Deposit (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.23% due 02/17/2015	$400,000	$400,016
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.24% due 01/02/2015	300,000	300,024
Barclays Bank PLC NY 0.25% due 12/16/2014	300,000	300,077
Canadian Imperial Bank of Commerce NY FRS 0.18% due 01/15/2015	650,000	649,928
Canadian Imperial Bank of Commerce NY FRS 0.18% due 02/06/2015	300,000	299,961
Canadian Imperial Bank of Commerce NY FRS 0.21% due 02/10/2015	300,000	299,979
Citibank NA 0.23% due 12/17/2014	706,000	706,155
Credit Suisse NY 0.28% due 10/31/2014	340,000	340,000
Credit Suisse NY 0.28% due 12/26/2014	400,000	400,040
DNB Bank ASA NY 0.23% due 10/02/2014	675,000	675,000
HSBC Bank USA NA NY 0.21% due 11/05/2014	125,000	125,001
HSBC Bank USA NA NY 0.22% due 10/08/2014	200,000	200,000
Mizuho Corporate Bank NY 0.25% due 12/29/2014	341,000	341,034
Nordea Bank Finland PLC NY 0.21% due 10/10/2014	155,000	154,999
Nordea Bank Finland PLC NY 0.21% due 11/14/2014	190,000	189,999
Rabobank Nederland NV NY 0.22% due 01/06/2015	375,000	375,041
State Street Bank & Trust Co. 0.20% due 10/09/2014	300,000	299,979
State Street Bank & Trust Co. 0.20% due 12/15/2014	315,000	314,981
State Street Bank & Trust Co. 0.21% due 12/17/2014	315,000	315,035
Sumitomo Mitsui Banking Corp. NY 0.25% due 11/13/2014	250,000	250,000
Sumitomo Mitsui Banking Corp. NY FRS 0.25% due 02/02/2015	250,000	249,983
Sumitomo Mitsui Banking Corp. NY 0.36% due 12/17/2014	400,000	400,120
UBS AG Stamford CT 0.24% due 11/26/2014	250,000	250,000
Wells Fargo Bank NA 0.21% due 12/01/2014	125,000	125,018
Westpac Banking Corp. NY 0.29% due 10/29/2014	195,000	195,013
Total Certificates of Deposit (cost $9,582,126)		9,582,475

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper — 11.2%
Caisse Centrale Desjardins 0.20% due 10/30/2014*	$275,000	$274,956
Caisse Centrale Desjardins 0.20% due 11/03/2014*	400,000	399,927
Mizuho Funding LLC 0.23% due 12/23/2014*	385,000	384,815
NRW Bank 0.08% due 10/02/2014*	303,000	302,999
Prudential Funding LLC 0.05% due 10/01/2014	236,000	236,000
Toyota Credit Canada, Inc. 0.22% due 01/28/2015	300,000	299,841
Toyota Motor Credit Corp. FRS 0.20% due 03/02/2015	235,000	234,981
UBS Finance Delaware LLC 0.23% due 01/26/2015	270,000	269,825
Westpac Securities NZ, Ltd. 0.20% due 11/13/2014*	1,100,000	1,099,737
Total Commercial Paper (cost $3,502,999)		3,503,081
Corporate Notes — 9.6%
Bank of Nova Scotia Senior Notes 1.85% due 01/12/2015	290,000	291,290
Bank of Nova Scotia Senior Notes 3.40% due 01/22/2015	215,000	217,053
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*†(1)(2)(3)(4)(5)	394,530	5,760
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*†(1)(2)(3)(4)(5)	592,098	8,645
General Electric Capital Corp. Senior Notes 2.15% due 01/09/2015	490,000	492,470
General Electric Capital Corp. Series A Senior Notes 3.75% due 11/14/2014	495,000	497,084
IBM Corp. FRS Senior Notes 0.22% due 02/04/2015	320,000	320,061
Royal Bank of Canada Senior Notes 1.15% due 03/13/2015	26,000	26,067
Royal Bank of Canada Senior Notes 1.45% due 10/30/2014	725,000	725,712
UBS AG Stamford CT Senior Notes 3.88% due 01/15/2015	400,000	404,176
Total Corporate Notes (cost $2,999,213)		2,988,318
Security Description	Principal Amount	Value (Note 2)
Municipal Bonds & Notes — 3.6%
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.12% due 07/01/2037(6)	$435,000	$435,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.04% due 11/01/2035(6)	185,000	185,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043(6)	115,000	115,000
State of Texas VRDN Series B General Obligation Bonds 0.07% due 06/01/2045(6)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.04% due 08/15/2036(6)	280,000	280,000
Total Municipal Bonds & Notes (cost $1,115,000)		1,115,000
Time Deposits — 11.4%
CIBC Grand Cayman 0.01% due 10/01/2014	300,000	300,000
Credit Agricole Grand Cayman 0.06% due 10/01/2014	558,000	558,000
Natexis Paris 0.02% due 10/01/2014	750,000	750,000
Skandinaviska Enskilda Banken AB 0.06% due 10/01/2014	513,000	513,000
Swedbank AB 0.03% due 10/01/2014	1,437,000	1,437,000
Total Time Deposits (cost $3,558,000)		3,558,000
U.S. Government Agencies — 13.5%
Federal Farm Credit Bank Disc. Notes 0.01% due 10/01/2014	4,026,000	4,026,000
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/2014	200,000	200,000
Total U.S. Government Agencies (cost $4,226,000)		4,226,000
Total Short-Term Investment Securities — 99.6% (cost $31,154,668)		31,144,551
TOTAL INVESTMENTS (cost $31,154,668)(7)	99.6%	31,144,551
Other assets less liabilities	0.4	130,068
NET ASSETS	100.0%	$31,274,619

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2014, the aggregate value of these securities was $8,128,827 representing 26.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2014, the aggregate value of these securities was $14,405 representing 0.0% of net assets.

(3)  Security in default

(4)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2014, represents the Notes' residual value that may be distributed to the Portfolio.

(5)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)  The security's effective maturity date is less than one year.

(7)  See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at September 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$6,171,677	$—	$6,171,677
Certificates of Deposit	—	9,582,475	—	9,582,475
Commercial Paper	—	3,503,081	—	3,503,081
Corporate Notes	—	2,973,913	14,405	2,988,318
Municipal Bonds & Notes	—	1,115,000	—	1,115,000
Time Deposits	—	3,558,000	—	3,558,000
U.S. Government Agencies	—	4,226,000	—	4,226,000
Total	$—	$31,130,146	$14,405	$31,144,551

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	9.8%
Medical-Drugs	9.5
Web Portals/ISP	8.5
Transport-Rail	8.1
Internet Content-Entertainment	5.2
E-Commerce/Products	4.5
Metal Processors & Fabrication	4.2
Aerospace/Defense	4.2
Cable/Satellite TV	3.7
Finance-Credit Card	3.6
Hotels/Motels	3.4
Agricultural Chemicals	3.3
Finance-Other Services	3.2
Real Estate Investment Trusts	3.0
Banks-Super Regional	2.9
Commercial Services-Finance	2.8
Computers	2.6
Electronic Components-Semiconductors	2.5
Applications Software	2.5
Repurchase Agreements	2.4
Oil-Field Services	2.2
Auto-Cars/Light Trucks	2.0
Casino Hotels	1.9
Medical Information Systems	1.5
97.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.1%
Aerospace/Defense — 4.2%
General Dynamics Corp.	58,782	$7,470,604
Agricultural Chemicals — 3.3%
Monsanto Co.	52,555	5,912,963
Applications Software — 2.5%
salesforce.com, Inc.†	75,787	4,360,026
Auto-Cars/Light Trucks — 2.0%
Tesla Motors, Inc.†	14,798	3,591,179
Banks-Super Regional — 2.9%
US Bancorp	124,175	5,194,240
Cable/Satellite TV — 3.7%
Comcast Corp., Class A	120,305	6,470,003
Casino Hotels — 1.9%
MGM Resorts International†	147,698	3,364,560
Commercial Services-Finance — 2.8%
MasterCard, Inc., Class A	66,409	4,908,953
Computers — 2.6%
Apple, Inc.	45,786	4,612,939
E-Commerce/Products — 4.5%
Alibaba Group Holding, Ltd. ADR†	40,893	3,633,343
Amazon.com, Inc.†	13,424	4,328,435
		7,961,778
Electronic Components-Semiconductors — 2.5%
ARM Holdings PLC ADR	100,727	4,400,763
Finance-Credit Card — 3.6%
Visa, Inc., Class A	30,062	6,414,329
Finance-Other Services — 3.2%
Intercontinental Exchange, Inc.	29,081	5,672,249
Hotel/Motels — 3.4%
Starwood Hotels & Resorts Worldwide, Inc.	72,970	6,071,834
Internet Content-Entertainment — 5.2%
Facebook, Inc., Class A†	117,694	9,302,534
Medical Information Systems — 1.5%
athenahealth, Inc.†	19,725	2,597,585
Medical-Biomedical/Gene — 9.8%
Biogen Idec, Inc.†	22,885	7,570,587
Gilead Sciences, Inc.†	92,678	9,865,573
		17,436,160
Medical-Drugs — 9.5%
Endo International PLC†	103,427	7,068,201
Roche Holding AG	14,719	4,364,669
Zoetis, Inc.	145,355	5,370,867
		16,803,737
Metal Processors & Fabrication — 4.2%
Precision Castparts Corp.	31,595	7,484,224
Oil-Field Services — 2.2%
Schlumberger, Ltd.	37,973	3,861,474
Real Estate Investment Trusts — 3.0%
Crown Castle International Corp.	65,480	5,273,104
Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Rail — 8.1%
Canadian Pacific Railway, Ltd.	68,931	$14,301,115
Web Portals/ISP — 8.5%
Google, Inc., Class A†	7,075	4,163,001
Google, Inc., Class C†	19,041	10,993,512
		15,156,513
Total Long-Term Investment Securities (cost $140,164,308)		168,622,866
REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $335,000 collateralized by $370,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $342,873	$335,000	335,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount $3,852,000 collateralized by $4,180,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.07% due 11/07/2022 and having an approximate value of $3,929,129	3,852,000	3,852,000
Total Repurchase Agreements (cost $4,187,000)		4,187,000
TOTAL INVESTMENTS (cost $144,351,308)(1)	97.5%	172,809,866
Other assets less liabilities	2.5	4,514,856
NET ASSETS	100.0%	$177,324,722

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Internet Content-Entertainment	$9,302,534	$—	$—	$9,302,534
Medical-Biomedical/Gene	17,436,160	—	—	17,436,160
Medical-Drugs	16,803,737	—	—	16,803,737
Transport-Rail	14,301,115	—	—	14,301,115
Web Portals/ISP	15,156,513	—	—	15,156,513
Other Industries*	95,622,807	—	—	95,622,807
Short-Term Investment Securities:
Repurchase Agreements	—	4,187,000	—	4,187,000
Total	$168,622,866	$4,187,000	$—	$172,809,866

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,364,669 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Banks-Super Regional	8.9%
Insurance-Multi-line	8.1
Oil Companies-Integrated	8.1
Repurchase Agreements	6.9
Diversified Banking Institutions	6.5
Cruise Lines	4.1
Retail-Regional Department Stores	4.0
Medical-HMO	4.0
Diversified Manufacturing Operations	3.9
Insurance-Reinsurance	3.8
Medical Instruments	3.5
Aerospace/Defense-Equipment	3.1
Networking Products	3.0
Oil-Field Services	3.0
Retail-Consumer Electronics	3.0
Cable/Satellite TV	3.0
Security Services	2.9
Medical-Drugs	2.9
Aerospace/Defense	2.8
Food-Misc./Diversified	2.8
Retail-Discount	2.7
Computers-Memory Devices	2.6
Banks-Fiduciary	2.6
Applications Software	2.5
Investment Management/Advisor Services	1.4
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.2%
Aerospace/Defense — 2.8%
Northrop Grumman Corp.	61,758	$8,137,234
Aerospace/Defense-Equipment — 3.1%
United Technologies Corp.	85,000	8,976,000
Applications Software — 2.5%
Microsoft Corp.	160,119	7,423,117
Banks-Fiduciary — 2.6%
Bank of New York Mellon Corp.	193,091	7,478,415
Banks-Super Regional — 8.9%
Capital One Financial Corp.	205,006	16,732,590
Wells Fargo & Co.	180,000	9,336,600
		26,069,190
Cable/Satellite TV — 3.0%
DISH Network Corp., Class A†	135,000	8,718,300
Computers-Memory Devices — 2.6%
EMC Corp.	260,132	7,611,462
Cruise Lines — 4.1%
Carnival Corp.	300,159	12,057,387
Diversified Banking Institutions — 6.5%
Goldman Sachs Group, Inc.	44,647	8,195,850
JPMorgan Chase & Co.	177,356	10,683,925
		18,879,775
Diversified Manufacturing Operations — 3.9%
Siemens AG ADR	95,003	11,312,007
Food-Misc./Diversified — 2.8%
ConAgra Foods, Inc.	246,026	8,128,699
Insurance-Multi-line — 8.1%
Loews Corp.	300,000	12,498,000
MetLife, Inc.	210,681	11,317,783
		23,815,783
Insurance-Reinsurance — 3.8%
PartnerRe, Ltd.	102,497	11,263,395
Investment Management/Advisor Services — 1.4%
T. Rowe Price Group, Inc.	53,800	4,217,920
Medical Instruments — 3.5%
Medtronic, Inc.	163,299	10,116,373
Medical-Drugs — 2.9%
Johnson & Johnson	80,000	8,527,200
Medical-HMO — 4.0%
UnitedHealth Group, Inc.	134,209	11,575,526
Networking Products — 3.0%
Cisco Systems, Inc.	350,086	8,811,665
Oil Companies-Integrated — 8.1%
BP PLC ADR	150,881	6,631,220
Exxon Mobil Corp.	105,000	9,875,250
Murphy Oil Corp.	127,377	7,249,025
		23,755,495
Oil-Field Services — 3.0%
Baker Hughes, Inc.	134,524	8,752,132
Retail-Consumer Electronics — 3.0%
Best Buy Co., Inc.	260,000	8,733,400
Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Discount — 2.7%
Target Corp.	127,700	$8,004,236
Retail-Regional Department Stores — 4.0%
Kohl's Corp.	193,200	11,790,996
Security Services — 2.9%
ADT Corp.	242,202	8,588,483
Total Long-Term Investment Securities (cost $235,642,621)		272,744,190
REPURCHASE AGREEMENT — 6.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 09/30/2014, to be repurchased 10/01/2014 in the amount of $20,076,000 and collateralized by $22,105,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $20,484,328 (cost $20,076,000)	$20,076,000	20,076,000
TOTAL INVESTMENTS (cost $255,718,621)(1)	100.1%	292,820,190
Liabilities in excess of other assets	(0.1)	(342,148)
NET ASSETS	100.0%	$292,478,042

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Banks-Super Regional	$26,069,190	$—	$—	$26,069,190
Diversified Banking Institutions	18,879,775	—	—	18,879,775
Insurance-Multi-line	23,815,783	—	—	23,815,783
Oil Companies-Integrated	23,755,495	—	—	23,755,495
Other Industries*	180,223,947	—	—	180,223,947
Repurchase Agreements	—	20,076,000	—	20,076,000
Total	$272,744,190	$20,076,000	$—	$292,820,190

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	66.1%
International Equity Investment Companies	23.2
Domestic Fixed Income Investment Companies	10.7
100.0%

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 66.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	214,427	$2,620,203
Seasons Series Trust Focus Value Portfolio, Class 3	118,875	2,036,592
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,319,867	18,899,747
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,439,482	24,060,943
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	225,072	3,748,043
Seasons Series Trust Mid Cap Value Portfolio, Class 3	600,180	12,359,964
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	169,109	3,471,799
Seasons Series Trust Small Cap Portfolio, Class 3†	702,291	9,019,111
Total Domestic Equity Investment Companies (cost $51,650,701)		76,216,402
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 10.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $12,496,098)	1,051,881	$12,288,961
International Equity Investment Companies — 23.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $ 21,468,913)	3,046,148	26,827,779
TOTAL INVESTMENTS (cost $85,615,712)(1)	100.0%	115,333,142
Liabilities in excess of other assets	(0.0)	(20,806)
NET ASSETS	100.0%	$115,312,336

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$76,216,402	$—	$—	$76,216,402
Domestic Fixed Income Investment Companies	12,288,961	—	—	12,288,961
International Equity Investment Companies	26,827,779	—	—	26,827,779
Total	$115,333,142	$—	$—	$115,333,142

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.7%
Domestic Fixed Income Investment Companies	29.6
International Equity Investment Companies	17.7
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 52.7%
Seasons Series Trust Focus Growth Portfolio, Class 3	886,749	$10,835,688
Seasons Series Trust Focus Value Portfolio, Class 3	542,467	9,293,669
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,309,657	76,031,298
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,377,032	106,592,079
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	830,666	13,832,769
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,379,313	48,999,005
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,589,039	24,740,542
Seasons Series Trust Small Cap Portfolio, Class 3†	2,675,762	34,363,230
Total Domestic Equity Investment Companies (cost $208,085,384)		324,688,280
Domestic Fixed Income Investment Companies — 29.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	14,409,716	168,346,524
Seasons Series Trust Real Return Portfolio, Class 3	1,425,971	14,005,005
Total Domestic Fixed Income Investment Companies (cost $183,403,562)		182,351,529
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 17.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $83,586,066)	12,381,257	$109,043,152
TOTAL INVESTMENTS (cost $475,075,012)(1)	100.0%	616,082,961
Liabilities in excess of other assets	(0.0)	(65,036)
NET ASSETS	100.0%	$616,017,925

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$324,688,280	$—	$—	$324,688,280
Domestic Fixed Income Investment Companies	182,351,529	—	—	182,351,529
International Equity Investment Companies	109,043,152	—	—	109,043,152
Total	$616,082,961	$—	$—	$616,082,961

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	44.1%
Domestic Fixed Income Investment Companies	42.3
International Equity Investment Companies	13.7
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 44.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	461,438	$5,638,570
Seasons Series Trust Focus Value Portfolio, Class 3	329,500	5,645,074
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,029,868	43,386,007
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,774,861	63,096,792
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	281,982	4,695,749
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,173,378	24,164,261
Seasons Series Trust Small Cap Portfolio, Class 3†	1,482,531	19,039,269
Total Domestic Equity Investment Companies (cost $103,869,727)		165,665,722
Domestic Fixed Income Investment Companies — 42.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,763,611	125,749,635
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,379,381	18,031,813
Seasons Series Trust Real Return Portfolio, Class 3	1,559,343	15,314,908
Total Domestic Fixed Income Investment Companies (cost $159,501,888)		159,096,356
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 13.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $41,367,111)	$5,864,416	$51,648,587
TOTAL INVESTMENTS (cost $304,738,726)(1)	100.1%	376,410,665
Liabilities in excess of other assets	(0.1)	(543,960)
NET ASSETS	100.0%	$375,866,705

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$165,665,722	$—	$—	$165,665,722
Domestic Fixed Income Investment Companies	159,096,356	—	—	159,096,356
International Equity Investment Companies	51,648,587	—	—	51,648,587
Total	$376,410,665	$—	$—	$376,410,665

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2014 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	50.7%
Domestic Equity Investment Companies	39.2
International Equity Investment Companies	10.3
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2014 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 39.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	315,115	$3,850,572
Seasons Series Trust Focus Value Portfolio, Class 3	268,104	4,593,212
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,350,311	33,655,130
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,007,382	50,268,387
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	182,480	3,038,768
Seasons Series Trust Mid Cap Value Portfolio, Class 3	731,821	15,070,949
Seasons Series Trust Small Cap Portfolio, Class 3†	688,252	8,838,820
Total Domestic Equity Investment Companies (cost $77,817,482)		119,315,838
Domestic Fixed Income Investment Companies — 50.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,114,315	118,164,001
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,121,778	13,790,746
Seasons Series Trust Real Return Portfolio, Class 3	2,274,117	22,334,972
Total Domestic Fixed Income Investment Companies (cost $154,062,140)		154,289,719
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 10.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $25,522,487)	3,559,138	31,345,740
TOTAL INVESTMENTS (cost $257,402,109)(1)	100.2%	304,951,297
Liabilities in excess of other asssets	(0.2)	(546,943)
NET ASSETS	100.0%	$304,404,354

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affliated Registered Invesment Companies
Domestic Equity Investment Companies	$119,315,838	$—	$—	$119,315,838
Domestic Fixed Income Investment Companies	154,289,719	—	—	154,289,719
International Equity Investment Companies	31,345,740	—	—	31,345,740
Total	$304,951,297	$—	$—	$304,951,297

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

(This page has been left blank intentionally)

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

September 30, 2014 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$72,191,514	$142,364,282	$103,199,777	$84,196,661	$145,133,788
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,329,000	7,853,000	10,552,000	8,586,000	10,835,000
Total investments	74,520,514	150,217,282	113,751,777	92,782,661	155,968,788
Cash	19,133	302,633	—	354,246	3,286
Foreign cash*	125	2,789	3,048	3,403	60,933
Due from broker	—	—	140,006	5	—
Receivable for:
Fund shares sold	2,387	1,886	23,181	8,045	15,940
Dividends and interest	170,401	407,828	435,468	412,041	508,924
Investments sold	787,302	1,125,185	689,193	253,292	19,044,805
Receipts on swap contracts	—	—	—	—	285
Prepaid expenses and other assets	2,557	2,795	2,525	2,494	2,941
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	12,905
Variation margin on futures contracts	3,500	12,906	13,312	16,563	90,868
Unrealized appreciation on forward foreign currency contracts	1,297	13,683	15,476	19,022	466,179
Unrealized appreciation on swap contracts	—	—	—	—	148,654
Total assets	75,507,216	152,086,987	115,073,986	93,851,772	176,324,508
LIABILITIES:
Payable for:
Fund shares redeemed	139,245	48,889	49,060	88,030	150,267
Investments purchased	3,106,174	11,118,900	11,296,723	10,818,093	21,301,915
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	53,671	99,746	69,548	52,666	109,693
Service fees — Class 2	2,892	6,546	5,514	4,464	8,824
Service fees — Class 3	7,618	15,663	9,807	7,552	12,962
Transfer agent fees and expenses	190	190	190	190	609
Trustees' fees and expenses	834	1,678	1,228	1,008	1,852
Other accrued expenses	47,346	54,112	55,833	54,690	92,489
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	363,531	518,054	—	—	—
Variation margin on futures contracts	12,594	39,332	22,859	23,547	90,069
Due to custodian	—	—	42,264	—	—
Due to broker	20	1	—	—	20,977
Swap premiums received	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	48,119
Unrealized depreciation on forward foreign currency contracts	515	2,117	2,235	2,629	21,523
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	3,734,630	11,905,228	11,555,261	11,052,869	21,859,299
NET ASSETS	$71,772,586	$140,181,759	$103,518,725	$82,798,903	$154,465,209
* Cost
Investment securities (unaffiliated)	$61,882,202	$127,571,788	$95,447,957	$80,202,149	$126,607,128
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$194	$3,028	$3,309	$3,694	$61,143
@ Premiums received on options written	$—	$—	$—	$—	$33,081

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$47,686,657	$104,079,549	$84,155,034	$72,600,535	$120,125,137
Accumulated undistributed net investment income (loss)	378,618	1,456,831	2,011,147	1,982,164	3,518,047
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	13,419,519	19,861,937	9,574,857	4,188,167	11,783,115
Unrealized appreciation (depreciation) on investments	10,309,312	14,792,495	7,751,820	3,994,512	18,526,660
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(22,446)	(21,079)	12,119	17,789	71,198
Unrealized foreign exchange gain (loss) on other assets and liabilities	926	12,026	13,748	15,736	441,052
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$71,772,586	$140,181,759	$103,518,725	$82,798,903	$154,465,209
Class 1 (unlimited shares authorized):
Net assets	$12,569,350	$13,260,737	$11,871,096	$10,048,064	$21,926,990
Shares of beneficial interest issued and outstanding	609,510	846,794	902,915	812,551	1,639,133
Net asset value, offering and redemption price per share	$20.62	$15.66	$13.15	$12.37	$13.38
Class 2 (unlimited shares authorized):
Net assets	$22,900,367	$52,154,838	$44,552,831	$36,391,420	$70,677,529
Shares of beneficial interest issued and outstanding	1,112,355	3,338,105	3,396,960	2,950,337	5,290,205
Net asset value, offering and redemption price per share	$20.59	$15.62	$13.12	$12.33	$13.36
Class 3 (unlimited shares authorized):
Net assets	$36,302,869	$74,766,184	$47,094,796	$36,359,419	$61,860,690
Shares of beneficial interest issued and outstanding	1,768,261	4,802,031	3,602,591	2,957,847	4,641,161
Net asset value, offering and redemption price per share	$20.53	$15.57	$13.07	$12.29	$13.33

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$412,008,779	$422,410,474	$830,397,266	$177,076,378	$307,257,606
Investments at value (affiliated)*	—	—	2,563,465	—	125,182
Repurchase agreements (cost approximates value)	—	3,384,000	14,737,000	4,367,000	4,047,000
Total investments	412,008,779	425,794,474	847,697,731	181,443,378	311,429,788
Cash	—	12,512	11,570	1,711	1,576
Foreign cash*	53,794	—	27,040	1	—
Due from broker	—	65,000	55,000	77,000	153,000
Receivable for:
Fund shares sold	642,658	296,111	1,769,217	362,622	485,680
Dividends and interest	122,811	333,976	1,188,678	65,925	491,952
Investments sold	741,862	—	2,561,737	557,912	3,398,947
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,367	3,293	3,433	2,596	4,116
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	413,572,271	426,505,366	853,314,406	182,511,145	315,965,059
LIABILITIES:
Payable for:
Fund shares redeemed	126,801	594,299	296,333	174,813	175,077
Investments purchased	2,879,725	554,262	3,678,563	585,349	2,673,513
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	281,066	275,173	520,042	128,826	219,776
Service fees — Class 2	7,085	5,147	4,877	3,552	4,440
Service fees — Class 3	10,835	41,762	56,245	9,877	26,861
Transfer agent fees and expenses	647	380	380	380	380
Trustees' fees and expenses	3,700	3,992	6,612	1,702	3,412
Other accrued expenses	60,508	54,773	82,379	42,941	61,605
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	100	2,200	4,920	4,920
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	3,370,367	1,529,888	4,647,631	952,360	3,169,984
NET ASSETS	$410,201,904	$424,975,478	$848,666,775	$181,558,785	$312,795,075
* Cost
Investment securities (unaffiliated)	$313,941,674	$333,012,141	$695,663,713	$140,661,549	$267,777,518
Investment securities (affiliated)	$—	$—	$1,896,293	$—	$98,418
Foreign cash	$54,172	$—	$26,923	$1	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$273,976,398	$257,571,986	$691,603,956	$122,163,203	$210,676,355
Accumulated undistributed net investment income (loss)	(368,227)	1,760,768	15,110,731	(246,853)	3,423,455
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	38,527,927	76,245,910	6,564,934	23,248,886	59,209,660
Unrealized appreciation (depreciation) on investments	98,067,105	89,398,333	135,400,725	36,414,829	39,506,852
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(1,470)	(13,020)	(21,247)	(21,247)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,299)	(49)	(551)	(33)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$410,201,904	$424,975,478	$848,666,775	$181,558,785	$312,795,075
Class 1 (unlimited shares authorized):
Net assets	$303,037,406	$184,955,774	$542,601,873	$107,217,888	$151,343,907
Shares of beneficial interest issued and outstanding	12,562,946	12,628,427	32,325,940	6,158,255	7,306,580
Net asset value, offering and redemption price per share	$24.12	$14.65	$16.79	$17.41	$20.71
Class 2 (unlimited shares authorized):
Net assets	$56,045,808	$40,988,789	$38,546,273	$27,841,894	$34,757,885
Shares of beneficial interest issued and outstanding	2,357,845	2,841,045	2,301,173	1,645,492	1,683,055
Net asset value, offering and redemption price per share	$23.77	$14.43	$16.75	$16.92	$20.65
Class 3 (unlimited shares authorized):
Net assets	$51,118,690	$199,030,915	$267,518,629	$46,499,003	$126,693,283
Shares of beneficial interest issued and outstanding	2,169,420	13,899,294	16,004,720	2,792,291	6,151,969
Net asset value, offering and redemption price per share	$23.56	$14.32	$16.71	$16.65	$20.59

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Cash Management Portfolio
ASSETS:
Investments at value (unaffiliated)*	$222,310,553	$594,322,402	$979,960,662	$524,263,053	$31,144,551
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,233,000	18,087,000	80,018,000	97,385,000	—
Total investments	224,543,553	612,409,402	1,059,978,662	621,648,053	31,144,551
Cash	1,900	1,643	722,704	3,016	479
Foreign cash*	—	4,080,026	49,527	—	—
Due from broker	79,999	—	5,035,182	—	—
Receivable for:
Fund shares sold	631,116	1,560,653	1,385,375	870,503	213,237
Dividends and interest	245,876	2,027,220	5,715,955	1,260,510	26,369
Investments sold	491,412	1,888,308	9,734,932	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,695	1,179	3,542	3,175	5,016
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	8,197
Variation margin on futures contracts	—	—	77,000	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	165,529	4,198,487	—
Unrealized appreciation on swap contracts	—	—	411,133	—	—
Total assets	225,995,551	621,968,431	1,083,279,541	627,983,744	31,397,849
LIABILITIES:
Payable for:
Fund shares redeemed	92,477	9,111	186,138	1,452,749	68,986
Investments purchased	786,726	4,907,092	63,531,179	—	—
Payments on swap contracts	—	—	43,422	—	—
Investment advisory and management fees	162,867	468,226	521,476	303,487	11,711
Service fees — Class 2	3,050	3,609	4,850	—	1,294
Service fees — Class 3	19,076	51,806	93,737	97,134	3,979
Transfer agent fees and expenses	380	380	380	419	152
Trustees' fees and expenses	2,114	6,084	8,987	7,250	439
Other accrued expenses	55,428	88,591	106,695	86,632	36,669
Accrued foreign tax on capital gains	—	16,843	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	52,848	107	145,969	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Swap premiums received	—	—	2,576,349	—	—
Commitments (Note 13)	—	—	265,726	—	—
Due to custodian for foreign cash	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	7,969	—	—
Unrealized depreciation on swap contracts	—	—	11,179	—	—
Total liabilities	1,174,966	5,551,849	67,504,056	1,947,671	123,230
NET ASSETS	$224,820,585	$616,416,582	$1,015,775,485	$626,036,073	$31,274,619
* Cost
Investment securities (unaffiliated)	$194,385,463	$562,154,124	$967,794,527	$534,516,282	$31,154,668
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$4,165,502	$49,875	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Cash Management Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$179,809,441	$628,758,866	$983,177,228	$632,527,979	$33,645,922
Accumulated undistributed net investment income (loss)	507,854	14,653,176	25,774,760	(8,317,113)	(127,461)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	16,760,213	(58,718,795)	(5,759,016)	7,912,121	(2,233,725)
Unrealized appreciation (depreciation) on investments	27,925,090	32,168,278	12,166,135	(10,253,229)	(10,117)
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(182,013)	(276,759)	262,767	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(151,341)	153,611	4,166,315	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	(16,843)	—	—	—
NET ASSETS	$224,820,585	$616,416,582	$1,015,775,485	$626,036,073	$31,274,619
Class 1 (unlimited shares authorized):
Net assets	$112,644,310	$342,864,467	$522,443,230	$156,252,310	$1,241,486
Shares of beneficial interest issued and outstanding	8,466,807	38,790,971	44,373,450	15,842,262	116,619
Net asset value, offering and redemption price per share	$13.30	$8.84	$11.77	$9.86	$10.65
Class 2 (unlimited shares authorized):
Net assets	$23,585,589	$28,454,299	$39,893,540	$—	$10,218,372
Shares of beneficial interest issued and outstanding	1,812,092	3,218,390	3,396,542	—	968,252
Net asset value, offering and redemption price per share	$13.02	$8.84	$11.75	$—	$10.55
Class 3 (unlimited shares authorized):
Net assets	$88,590,686	$245,097,816	$453,438,715	$469,783,763	$19,814,761
Shares of beneficial interest issued and outstanding	6,898,317	27,830,206	38,812,434	47,832,745	1,888,693
Net asset value, offering and redemption price per share	$12.84	$8.81	$11.68	$9.82	$10.49

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Focus Growth Portfolio	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$168,622,866	$272,744,190	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	115,333,142	616,082,961	376,410,665	304,951,297
Repurchase agreements (cost approximates value)	4,187,000	20,076,000	—	—	—	—
Total investments	172,809,866	292,820,190	115,333,142	616,082,961	376,410,665	304,951,297
Cash	1,354	1,176	—	—	184,847	165,541
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	157,584	453,695	88,934	185,536	36,435	200,741
Dividends and interest	158,100	173,975	—	—	—	—
Investments sold	10,556,049	—	27,045	181,128	—	—
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,259	6,966	2,348	2,348	2,348	2,348
Due from investment adviser for expense reimbursements/fee waivers	—	12,023	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	183,684,212	293,468,025	115,451,469	616,451,973	376,634,295	305,319,927
LIABILITIES:
Payable for:
Fund shares redeemed	437,404	107,101	71,722	131,730	500,752	679,951
Investments purchased	5,716,035	589,733	—	—	184,847	165,541
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	146,849	238,713	9,677	51,718	31,452	25,349
Service fees — Class 2	4,462	2,281	—	—	—	—
Service fees — Class 3	11,415	7,832	—	—	—	—
Transfer agent fees and expenses	342	380	102	152	152	102
Trustees' fees and expenses	1,919	2,053	1,330	7,457	4,377	3,512
Other accrued expenses	41,064	41,467	29,258	61,863	46,010	41,118
Accrued foreign tax on capital gains	—	—	—	—	—	—
Line of credit	—	—	27,044	181,128	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Commitments (Note 13)	—	—	—	—	—	—
Due to custodian for foreign cash	—	423	—	—	—	—
Call and put options written, at value	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	6,359,490	989,983	139,133	434,048	767,590	915,573
NET ASSETS	$177,324,722	$292,478,042	$115,312,336	$616,017,925	$375,866,705	$304,404,354
* Cost
Investment securities (unaffiliated)	$140,164,308	$235,642,621	$—	$—	$—	$—
Investment securities (affiliated)	$—	$—	$85,615,712	$475,075,012	$304,738,726	$257,402,109
Foreign cash	$—	$(456)	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

September 30, 2014 (unaudited)

	Focus Growth Portfolio	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$109,157,286	$258,489,041	$113,384,933	$484,426,472	$303,130,727	$236,578,566
Accumulated undistributed net investment income (loss)	(393,158)	2,895,283	622,199	5,653,229	3,809,881	3,341,851
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	40,104,264	(6,007,884)	(28,412,226)	(15,069,725)	(2,745,842)	16,934,749
Unrealized appreciation (depreciation) on investments	28,458,558	37,101,569	29,717,430	141,007,949	71,671,939	47,549,188
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,228)	33	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$177,324,722	$292,478,042	$115,312,336	$616,017,925	$375,866,705	$304,404,354
Class 1 (unlimited shares authorized):
Net assets	$87,880,957	$237,194,822	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	6,922,548	13,773,685	—	—	—	—
Net asset value, offering and redemption price per share	$12.69	$17.22	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$35,165,475	$18,040,588	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	2,837,953	1,049,815	—	—	—	—
Net asset value, offering and redemption price per share	$12.39	$17.18	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$54,278,290	$37,242,632	$115,312,336	$616,017,925	$375,866,705	$304,404,354
Shares of beneficial interest issued and outstanding	4,441,878	2,173,845	9,057,187	46,285,710	29,056,206	23,523,190
Net asset value, offering and redemption price per share	$12.22	$17.13	$12.73	$13.31	$12.94	$12.94

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

September 30, 2014 (unaudited)

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$351,838	$551,348	$235,042	$99,601	$1,314,334
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	318,386	931,230	1,157,805	1,184,620	704,111
Total investment income*	670,224	1,482,578	1,392,847	1,284,221	2,018,445
Expenses:
Investment advisory and management fees	330,246	615,496	430,644	327,580	678,839
Service Fees:
Class 2	17,650	40,571	34,155	27,799	54,672
Class 3	47,049	96,548	60,835	46,970	80,319
Transfer agent fees and expenses	556	556	555	556	1,779
Custodian and accounting fees	45,677	57,237	49,683	48,844	103,843
Reports to shareholders	7,916	15,557	11,467	9,241	21,842
Audit and tax fees	23,438	23,438	23,414	23,414	28,261
Legal fees	2,996	3,700	3,584	2,961	3,637
Trustees' fees and expenses	1,402	2,788	2,042	1,665	3,076
Interest expense	160	253	101	21	—
Other expenses	9,448	10,077	9,011	8,344	14,533
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	486,538	866,221	625,491	497,395	990,801
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(79,863)
Fees paid indirectly (Note 5)	(480)	(779)	(201)	(71)	(912)
Net expenses	486,058	865,442	625,290	497,324	910,026
Net investment income (loss)	184,166	617,136	767,557	786,897	1,108,419
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,420,602	5,666,740	2,676,910	1,668,733	10,903,981
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(55,428)	(152,000)	(191,083)	(287,371)	197,907
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,378)	14,878	19,962	24,778	178,743
Net realized gain (loss) on investments and foreign currencies	3,358,796	5,529,618	2,505,789	1,406,140	11,280,631
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,863,610)	(3,333,808)	(394,377)	(387,002)	(8,149,016)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(34,551)	(48,147)	(38,360)	(24,878)	108,624
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,892	15,492	17,569	20,088	440,003
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,896,269)	(3,366,463)	(415,168)	(391,792)	(7,600,389)
Net realized and unrealized gain (loss) on investments and foreign currencies	1,462,527	2,163,155	2,090,621	1,014,348	3,680,242
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,646,693	$2,780,291	$2,858,178	$1,801,245	$4,788,661
* Net of foreign withholding taxes on interest and dividends of	$487	$1,493	$1,286	$1,290	$44,857
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$219

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2014 (unaudited)

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$1,436,593	$2,729,297	$9,344,795	$755,200	$2,838,659
Dividends (affiliated)	—	—	11,220	129	1,511
Interest (unaffiliated)	1,522	605	8,278	746	—
Total investment income*	1,438,115	2,729,902	9,364,293	756,075	2,840,170
Expenses:
Investment advisory and management fees	1,582,830	1,629,723	2,940,076	734,320	1,384,748
Service Fees:
Class 2	43,076	30,833	29,605	21,831	27,294
Class 3	65,943	261,017	344,660	60,896	164,930
Transfer agent fees and expenses	1,890	1,111	1,111	1,111	1,111
Custodian and accounting fees	30,752	29,351	50,221	23,898	37,541
Reports to shareholders	36,496	40,822	70,788	17,202	34,805
Audit and tax fees	17,343	17,352	17,394	17,763	17,524
Legal fees	4,656	4,651	5,646	4,777	3,772
Trustees' fees and expenses	6,384	7,111	12,219	2,953	5,981
Interest expense	—	—	—	4	—
Other expenses	18,256	19,115	33,460	11,412	15,524
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,807,626	2,041,086	3,505,180	896,167	1,693,230
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(1,255)	(3,518)	(546)	(380)	(4,135)
Net expenses	1,806,371	2,037,568	3,504,634	895,787	1,689,095
Net investment income (loss)	(368,256)	692,334	5,859,659	(139,712)	1,151,075
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	16,577,726	20,790,294	15,732,969	7,756,971	35,076,024
Net realized gain (loss) on investments (affiliated)**	—	—	15,321	6,169	9,511
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	77,170	69,120	44,521	77,651
Net realized foreign exchange gain (loss) on other assets and liabilities	90	(5)	(2,114)	(194)	—
Net realized gain (loss) on investments and foreign currencies	16,577,816	20,867,459	15,815,296	7,807,467	35,163,186
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	4,017,263	5,250,708	8,874,966	(4,551,367)	(26,658,258)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	150,347	(4,308)	(3,093)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	250	(31,200)	(25,260)	(25,260)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,605)	(342)	(463)	25	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	4,015,658	5,250,616	8,993,650	(4,580,910)	(26,686,611)
Net realized and unrealized gain (loss) on investments and foreign currencies	20,593,474	26,118,075	24,808,946	3,226,557	8,476,575
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,225,218	$26,810,409	$30,668,605	$3,086,845	$9,627,650
* Net of foreign withholding taxes on interest and dividends of	$10,059	$2,203	$67,377	$3,333	$336
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2014 (unaudited)

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Cash Management Portfolio
Investment Income:
Dividends (unaffiliated)	$1,457,315	$9,731,273	$61,095	$15	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	267	2,318	13,017,274	6,913,489	28,373
Total investment income*	1,457,582	9,733,591	13,078,369	6,913,504	28,373
Expenses:
Investment advisory and management fees	957,785	2,753,312	3,056,184	1,816,030	76,658
Service Fees:
Class 2	19,156	22,666	30,502	—	8,321
Class 3	117,722	323,933	579,029	592,161	26,346
Transfer agent fees and expenses	1,111	1,111	1,111	1,223	444
Custodian and accounting fees	42,327	101,460	114,501	40,626	12,534
Reports to shareholders	22,063	59,087	92,038	69,353	4,113
Audit and tax fees	17,620	26,172	24,976	23,307	19,941
Legal fees	3,195	11,080	11,804	8,547	2,434
Trustees' fees and expenses	3,798	10,461	16,120	11,915	712
Interest expense	—	78	—	670	—
Other expenses	13,587	23,444	35,391	17,140	3,380
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,198,364	3,332,804	3,961,656	2,580,972	154,883
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(44,928)
Fees paid indirectly (Note 5)	(2,352)	(25,397)	—	—	—
Net expenses	1,196,012	3,307,407	3,961,656	2,580,972	109,955
Net investment income (loss)	261,570	6,426,184	9,116,713	4,332,532	(81,582)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,850,698	17,013,696	4,919,545	534,284	9
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(1,000)	184,370	(1,709,857)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(17)	(173,184)	393,981	9,179,586	—
Net realized gain (loss) on investments and foreign currencies	9,849,681	17,024,882	3,603,669	9,713,870	9
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(23,081,684)	(36,006,851)	1,947,569	(11,480,466)	1,094
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(154,171)	(342,059)	(239,326)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(262,606)	168,784	4,138,339	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(16,843)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(23,235,855)	(36,628,359)	1,877,027	(7,342,127)	1,094
Net realized and unrealized gain (loss) on investments and foreign currencies	(13,386,174)	(19,603,477)	5,480,696	2,371,743	1,103
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,124,604)	$(13,177,293)	$14,597,409	$6,704,275	$(80,479)
* Net of foreign withholding taxes on interest and dividends of	$950	$804,112	$4,130	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

September 30, 2014 (unaudited)

	Focus Growth Portfolio	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$617,488	$2,596,399	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,348	—	—	—	—	—
Total investment income*	618,836	2,596,399	—	—	—	—
Expenses:
Investment advisory and management fees	853,047	1,327,054	59,548	320,404	194,463	155,634
Service Fees:
Class 2	27,362	13,870	—	—	—	—
Class 3	69,924	48,320	—	—	—	—
Transfer agent fees and expenses	1,000	1,111	413	444	444	413
Custodian and accounting fees	13,274	12,684	6,143	6,033	6,039	6,071
Reports to shareholders	17,554	28,141	12,541	69,190	41,422	33,299
Audit and tax fees	16,280	16,291	12,156	12,156	12,156	12,156
Legal fees	3,031	3,278	2,834	5,437	4,146	3,761
Trustees' fees and expenses	3,159	3,950	2,232	12,373	7,352	5,899
Interest expense	7	—	427	2,521	1,361	1,123
Other expenses	8,768	17,205	4,690	5,676	5,158	5,009
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,013,406	1,471,904	100,984	434,234	272,541	223,365
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	(66,580)	—	—	—	—
Fees paid indirectly (Note 5)	(1,412)	(961)	—	—	—	—
Net expenses	1,011,994	1,404,363	100,984	434,234	272,541	223,365
Net investment income (loss)	(393,158)	1,192,036	(100,984)	(434,234)	(272,541)	(223,365)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	8,578,576	6,011,100	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	3,106,020	15,695,295	8,683,565	6,660,960
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(495)	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	8,578,081	6,011,100	3,106,020	15,695,295	8,683,565	6,660,960
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,201,797	5,018,660	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(977,681)	(4,108,056)	(1,157,989)	(127,934)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,755)	39	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	3,200,042	5,018,699	(977,681)	(4,108,056)	(1,157,989)	(127,934)
Net realized and unrealized gain (loss) on investments and foreign currencies	11,778,123	11,029,799	2,128,339	11,587,239	7,525,576	6,533,026
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,384,965	$12,221,835	$2,027,355	$11,153,005	$7,253,035	$6,309,661
* Net of foreign withholding taxes on interest and dividends of	$7,876	$—	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/ Equity Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$184,166	$198,637	$617,136	$843,089	$767,557	$1,227,815
Net realized gain (loss) on investments and foreign currencies	3,358,796	10,306,499	5,529,618	15,034,967	2,505,789	7,752,767
Net unrealized gain (loss) on investments and foreign currencies	(1,896,269)	583,493	(3,366,463)	1,206,846	(415,168)	(2,137,556)
Net increase (decrease) in net assets resulting from operations	1,646,693	11,088,629	2,780,291	17,084,902	2,858,178	6,843,026
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(86,974)	—	(129,766)	—	(201,539)
Net investment income — Class 2	—	(121,818)	—	(440,929)	—	(723,811)
Net investment income — Class 3	—	(171,910)	—	(638,714)	—	(767,984)
Net realized gain on investments — Class 1	—	(294,639)	—	(707,781)	—	(451,282)
Net realized gain on investments — Class 2	—	(536,779)	—	(2,865,581)	—	(1,794,028)
Net realized gain on investments — Class 3	—	(852,596)	—	(4,211,997)	—	(1,905,555)
Total distributions to shareholders	—	(2,064,716)	—	(8,994,768)	—	(5,844,199)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,347,274)	(1,228,922)	(9,891,066)	17,980,090	(6,803,181)	11,744,678
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,700,581)	7,794,991	(7,110,775)	26,070,224	(3,945,003)	12,743,505
NET ASSETS:
Beginning of period	75,473,167	67,678,176	147,292,534	121,222,310	107,463,728	94,720,223
End of period†	$71,772,586	$75,473,167	$140,181,759	$147,292,534	$103,518,725	$107,463,728
†Includes accumulated undistributed net investment income (loss)	$378,618	$194,452	$1,456,831	$839,695	$2,011,147	$1,243,590

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Stock Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$786,897	$1,216,454	$1,108,419	$2,414,022	$(368,256)	$(906,921)
Net realized gain (loss) on investments and foreign currencies	1,406,140	3,498,748	11,280,631	19,637,738	16,577,816	23,494,184
Net unrealized gain (loss) on investments and foreign currencies	(391,792)	(1,905,021)	(7,600,389)	5,632,109	4,015,658	44,260,104
Net increase (decrease) in net assets resulting from operations	1,801,245	2,810,181	4,788,661	27,683,869	20,225,218	66,847,367
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(221,182)	—	(599,064)	—	—
Net investment income — Class 2	—	(693,257)	—	(1,838,654)	—	—
Net investment income — Class 3	—	(749,387)	—	(1,581,000)	—	—
Net realized gain on investments — Class 1	—	(366,116)	—	—	—	(7,587,924)
Net realized gain on investments — Class 2	—	(1,257,291)	—	—	—	(2,268,496)
Net realized gain on investments — Class 3	—	(1,369,878)	—	—	—	(2,114,633)
Total distributions to shareholders	—	(4,657,111)	—	(4,018,718)	—	(11,971,053)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(5,736,275)	4,761,886	(13,054,621)	(28,422,405)	40,421,583	70,471,618
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,935,030)	2,914,956	(8,265,960)	(4,757,254)	60,646,801	125,347,932
NET ASSETS:
Beginning of period	86,733,933	83,818,977	162,731,169	167,488,423	349,555,103	224,207,171
End of period†	$82,798,903	$86,733,933	$154,465,209	$162,731,169	$410,201,904	$349,555,103
†Includes accumulated undistributed net investment income (loss)	$1,982,164	$1,195,267	$3,518,047	$2,409,628	$(368,227)	$29

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth Portfolio		Large Cap Value Portfolio		Mid Cap Growth Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$692,334	$1,079,128	$5,859,659	$9,258,715	$(139,712)	$(420,959)
Net realized gain (loss) on investments and foreign currencies	20,867,459	57,373,538	15,815,296	26,829,982	7,807,467	16,442,369
Net unrealized gain (loss) on investments and foreign currencies	5,250,616	10,304,228	8,993,650	59,742,287	(4,580,910)	13,766,467
Net increase (decrease) in net assets resulting from operations	26,810,409	68,756,894	30,668,605	95,830,984	3,086,845	29,787,877
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(757,428)	—	(2,951,318)	—	—
Net investment income — Class 2	—	(201,270)	—	(333,341)	—	—
Net investment income — Class 3	—	(711,965)	—	(1,955,499)	—	—
Net realized gain on investments — Class 1	—	(4,288,175)	—	—	—	(1,708,693)
Net realized gain on investments — Class 2	—	(1,496,802)	—	—	—	(807,179)
Net realized gain on investments — Class 3	—	(6,904,009)	—	—	—	(1,418,117)
Total distributions to shareholders	—	(14,359,649)	—	(5,240,158)	—	(3,933,989)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(13,464,042)	66,190,535	106,338,581	202,289,528	15,130,157	22,295,904
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,346,367	120,587,780	137,007,186	292,880,354	18,217,002	48,149,792
NET ASSETS:
Beginning of period	411,629,111	291,041,331	711,659,589	418,779,235	163,341,783	115,191,991
End of period†	$424,975,478	$411,629,111	$848,666,775	$711,659,589	$181,558,785	$163,341,783
†Includes accumulated undistributed net investment income (loss)	$1,760,768	$1,068,434	$15,110,731	$9,251,072	$(246,853)	$(107,141)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value Portfolio		Small Cap Portfolio		International Equity Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,151,075	$2,272,848	$261,570	$293,322	$6,426,184	$8,715,300
Net realized gain (loss) on investments and foreign currencies	35,163,186	37,460,801	9,849,681	15,661,828	17,024,882	29,532,280
Net unrealized gain (loss) on investments and foreign currencies	(26,686,611)	18,265,789	(23,235,855)	24,228,915	(36,628,359)	28,890,690
Net increase (decrease) in net assets resulting from operations	9,627,650	57,999,438	(13,124,604)	40,184,065	(13,177,293)	67,138,270
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(941,689)	—	—	—	(2,426,311)
Net investment income — Class 2	—	(216,624)	—	—	—	(298,507)
Net investment income — Class 3	—	(753,161)	—	—	—	(2,618,047)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(1,911,474)	—	—	—	(5,342,865)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(31,417,641)	19,941,961	18,532,893	31,885,697	65,133,561	65,294,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,789,991)	76,029,925	5,408,289	72,069,762	51,956,268	127,090,178
NET ASSETS:
Beginning of period	334,585,066	258,555,141	219,412,296	147,342,534	564,460,314	437,370,136
End of period†	$312,795,075	$334,585,066	$224,820,585	$219,412,296	$616,416,582	$564,460,314
†Includes accumulated undistributed net investment income (loss)	$3,423,455	$2,272,380	$507,854	$246,284	$14,653,176	$8,226,992

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income Portfolio		Real Return Portfolio		Cash Management Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$9,116,713	$13,095,684	$4,332,532	$(497,741)	$(81,582)	$(197,268)
Net realized gain (loss) on investments and foreign currencies	3,603,669	(4,067,869)	9,713,870	(8,837,444)	9	8
Net unrealized gain (loss) on investments and foreign currencies	1,877,027	(14,638,828)	(7,342,127)	(14,984,975)	1,094	(4,029)
Net increase (decrease) in net assets resulting from operations	14,597,409	(5,611,013)	6,704,275	(24,320,160)	(80,479)	(201,289)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(5,841,275)	—	(1,377,753)	—	—
Net investment income — Class 2	—	(675,003)	—	—	—	—
Net investment income — Class 3	—	(6,709,783)	—	(3,429,254)	—	—
Net realized gain on investments — Class 1	—	(3,054,059)	—	—	—	—
Net realized gain on investments — Class 2	—	(397,206)	—	—	—	—
Net realized gain on investments — Class 3	—	(4,160,141)	—	—	—	—
Total distributions to shareholders	—	(20,837,467)	—	(4,807,007)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	92,030,015	230,992,972	(16,663,424)	165,558,370	(4,597,740)	(12,852,487)
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,627,424	204,544,492	(9,959,149)	136,431,203	(4,678,219)	(13,053,776)
NET ASSETS:
Beginning of period	909,148,061	704,603,569	635,995,222	499,564,019	35,952,838	49,006,614
End of period†	$1,015,775,485	$909,148,061	$626,036,073	$635,995,222	$31,274,619	$35,952,838
†Includes accumulated undistributed net investment income (loss)	$25,774,760	$16,658,047	$(8,317,113)	$(12,649,645)	$(127,461)	$(45,879)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth Portfolio		Focus Value Portfolio		Allocation Growth Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the Period ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the Period ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(393,158)	$(694,851)	$1,192,036	$1,720,538	$(100,984)	$597,085
Net realized gain (loss) on investments and foreign currencies	8,578,081	33,540,821	6,011,100	16,175,841	3,106,020	7,245,714
Net unrealized gain (loss) on investments and foreign currencies	3,200,042	739,280	5,018,699	17,218,596	(977,681)	10,489,882
Net increase (decrease) in net assets resulting from operations	11,384,965	33,585,250	12,221,835	35,114,975	2,027,355	18,332,681
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(953,133)	—	—
Net investment income — Class 2	—	—	—	(102,643)	—	—
Net investment income — Class 3	—	—	—	(154,751)	—	(897,006)
Net realized gain on investments — Class 1	—	(4,556,661)	—	—	—	—
Net realized gain on investments — Class 2	—	(2,774,180)	—	—	—	—
Net realized gain on investments — Class 3	—	(4,516,343)	—	—	—	—
Total distributions to shareholders	—	(11,847,184)	—	(1,210,527)	—	(897,006)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,914,294	(21,794,598)	43,440,644	78,155,010	(5,986,324)	(17,523,771)
TOTAL INCREASE (DECREASE) IN NET ASSETS	13,299,259	(56,532)	55,662,479	112,059,458	(3,958,969)	(88,096)
NET ASSETS:
Beginning of period	164,025,463	164,081,995	236,815,563	124,756,105	119,271,305	119,359,401
End of period†	$177,324,722	$164,025,463	$292,478,042	$236,815,563	$115,312,336	$119,271,305
†Includes accumulated undistributed net investment income (loss)	$(393,158)	$—	$2,895,283	$1,703,247	$622,199	$723,183

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth Portfolio		Allocation Moderate Portfolio		Allocation Balanced Portfolio
	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014	For the six months ended September 30, 2014 (unaudited)	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(434,234)	$4,666,690	$(272,541)	$3,071,032	$(223,365)	$2,654,709
Net realized gain (loss) on investments and foreign currencies	15,695,295	42,049,081	8,683,565	26,408,431	6,660,960	23,693,279
Net unrealized gain (loss) on investments and foreign currencies	(4,108,056)	31,741,356	(1,157,989)	9,742,564	(127,934)	(796,123)
Net increase (decrease) in net assets resulting from operations	11,153,005	78,457,127	7,253,035	39,222,027	6,309,661	25,551,865
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(8,702,900)	—	(5,693,525)	—	(5,452,829)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	(1,918,672)
Total distributions to shareholders	—	(8,702,900)	—	(5,693,525)	—	(7,371,501)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(47,402,090)	(112,973,343)	(24,182,779)	(38,550,532)	(16,183,810)	(34,590,629)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,249,085)	(43,219,116)	(16,929,744)	(5,022,030)	(9,874,149)	(16,410,265)
NET ASSETS:
Beginning of period	652,267,010	695,486,126	392,796,449	397,818,479	314,278,503	330,688,768
End of period†	$616,017,925	$652,267,010	$375,866,705	$392,796,449	$304,404,354	$314,278,503
†Includes accumulated undistributed net investment income (loss)	$5,653,229	$6,087,463	$3,809,881	$4,082,422	$3,341,851	$3,565,216

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation ("AIG"), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas corporation, and The United States Life Insurance Company in the city of New York, a New York corporation ("USL"). AGL and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the Life Companies."

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contracts prospectus for sales and/or redemption changes under your variable contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are J.P.Morgan Investment Management, Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below. Effective October 24, 2014, PineBridge and Lord Abbett were terminated as subadvisers to the Multi-Managed Seasons Portfolios. The assets were reallocated to WMC and Janus, respectively. In connection with the termination of Lord Abbett and PineBridge, the Balanced component of each of the Multi-Managed Seasons Portfolios was eliminated.

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management and Real Return Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional managers each of which advises a separate portion of the Portfolio. Each manager actively selects a limited number of stocks that represent their best ideas. This "focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Focus Value Portfolio are not divided equally between the two managers, but have a targeted allocation of 67% to one manager, Northern Trust and 33% to J.P. Morgan.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of September 30, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps ("Swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC procedures") for valuing the securities and other assets held by the Portfolio's, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:  Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended September 30, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of

September 30, 2014, each of the preceding Portfolios, except International Equity Portfolio, have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the six months ended September 30, 2014, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of September 30, 2014, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since exchange-traded futures contracts are centrally cleared.

At September 30, 2014, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity, Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and Diversified Fixed Income Portfolios includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased to manage and/or gain exposure to certain foreign currencies, or to generate income. During the six month period ended September 30, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income. During the six month period ended September 30, 2014, the Asset Allocation: Diversified Growth Portfolio used options contracts to seek protection against a decline in value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income. As of September 30, 2014, each of the preceding Portfolios had open options contracts, which are reported on a schedule following the Portfolio's Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the six months ended September 30, 2014 are summarized as follows:

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of March 31, 2014	$7,355	$5,884
Options written	158,614	58,799
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired (written)	86,759	31,602
Options outstanding as of September 30, 2014	$79,210	$33,081

Swap Contracts:  Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and the Portfolios faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:  Certain Portfolio may enter into credit default swap agreements ("credit default swaps") for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the six months ended September 30, 2014, the Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging) and enhance returns. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of September 30, 2014, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Credit default swaps are generally bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of September 30, 2014 for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following the Portfolio's Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:  Certain Portfolios may enter into equity swap agreements ("equity swaps"), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the six months ended September 30, 2014, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of September 30, 2014, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:  Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of September 30, 2014, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six month period ended September 30, 2014. For a detailed presentation of derivatives held as of September 30, 2014, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$9,360
Interest rate contracts(2)(4)	Variation margin on futures contracts	3,500	Variation margin on futures contracts	3,234
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward foreign currency contracts Call options purchased, at value	1,297 662	Unrealized depreciation on forward foreign currency contracts Call options purchased, at value	515 —
		$5,459		$13,109

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,867	$(20,436)
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(59,295)	(14,115)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(6,296)	2,052
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	—	(366)
		$(61,724)	$(32,865)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $116,389 and $4,201,557, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $337,091.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(22,446) as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $110.

(6)  The realized gain (loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$17,160
Interest rate contracts(2)(4)	Variation margin on futures contracts	12,906	Variation margin on futures contracts	22,172
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	13,683	foreign currency contracts	2,117
	Call options purchased, at value	2,471	Call options purchased, at value	—
		$29,060		$41,449

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(1,083)	$(22,267)
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(150,917)	(25,880)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	15,230	16,114
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	—	(1,635)
		$(136,770)	$(33,668)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $250,542 and $12,689,758, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,611,420.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(21,079) as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $412.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$13,312	Variation margin on futures contracts	$22,859
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward foreign currency contracts Call options purchased, at value	15,476 2,711	Unrealized depreciation on forward foreign currency contracts Call options purchased, at value	2,235 —
		$31,499		$25,094

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(191,083)	$(38,360)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	20,362	18,251
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	—	(1,692)
		$(170,721)	$(21,801)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $15,782,870.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,805,967.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $12,119 as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $452.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Multi-Managed Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$16,563	Variation margin on futures contracts	$23,547
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	19,022	foreign currency contracts	2,629
	Call options purchased, at value	3,013	Call options purchased, at value	—
		$38,598		$26,176

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(287,371)	$(24,878)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	25,241	22,088
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	—	(1,973)
		$(262,130)	$(4,763)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $17,133,991.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,081,445.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $17,789 as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $502.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(5)(6)(7)(9)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$148,654	contracts	$—
	Variation margin on futures contracts	87,165	Variation margin on futures contracts	79,490
	Put options purchased, at value	85,263	Put options purchased, at value	—
	Put options contracts written,		Put options contracts written,
	at value	—	at value	48,119
Interest rate contracts(3)(5)	Variation margin on futures contracts	3,703	Variation margin on futures contracts	10,579
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	466,179	foreign currency contracts	21,523
		$790,964		$159,711

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)(6)(7)(8)(10)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciations (depreciation) on futures contracts, written options contracts and swap contracts	$32,392	$154,538
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(48,489)	27,554
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	165,515	(45,914)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	199,074	444,583
		$348,492	$580,761

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $15,947,375 and $15,747,833, respectively.

(3)  The average value outstanding for interest rate futures was $28,106,227.

(4)  The average notional amount outstanding for forward currency contracts was $16,459,921.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(62,418) as reported in the Portfolio of Investments.

(6)  The average notional amount outstanding for written options contracts on equity contracts was $64,315.

(7)  The average notional amount outstanding for purchased options contracts on equity contracts was $100,752.

(8)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(9)  Purchased options contracts are included in Investments at value (unaffiliated).

(10)  The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

	Large Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$100

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$77,170	$250

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $520,258.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(1,470) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,200

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$69,120	$(31,200)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $443,350.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(13,020) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,920

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$44,521	$(25,260)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $416,555.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(21,247) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,920

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$77,651	$(25,260)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $583,307.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(21,247) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$52,848

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(1,000)	$(154,171)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $1,763,642.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(182,013) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$107
Foreign exchange contracts	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	—	foreign currency contracts	—
		$—		$107

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$184,370	$(342,059)
Foreign exchange contracts	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	111,157	(111,157)
		$295,527	$(453,216)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $3,763,253.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(276,759) as reported in the Portfolio of Investments.

(4)  The average notional amount outstanding for forward foreign currency contracts was $0.

	Diversified Fixed Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(5)(6)(8)	Variation margin on futures contracts	$77,000	Variation margin on futures contracts	$145,969
	Call and put options purchased,		Call and put options purchased,
	at value	28,071	at value	—
Credit contracts(3)	Unrealized appreciation on swap contracts	411,133	Unrealized depreciation on swap contracts	11,179
Foreign exchange contracts(4)(6)(8)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	165,529	foreign currency contracts	7,969
	Call and put options purchased,		Call and put options purchased,
	at value	24,342	at value	—
		$706,075		$165,117

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)(5)(6)(7)(9)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$(201,058)	$(713)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(1,319,966)	(742,486)
Credit contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(389,891)	503,160
Foreign exchange contracts(4)(6)(7)(9)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	405,486	175,661
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	—	(15,631)
		$(1,118,800)	$(80,008)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $174,106,567.

(3)  The average notional amount outstanding for credit default swap contracts was $36,704,771.

(4)  The average notional amount outstanding for forward foreign currency contracts was $4,785,784.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(137,187) as reported in the Portfolio of Investments.

(6)  The average notional amount outstanding for purchased options contracts on interest rate swaps and currency contracts was $118,726 and $4,057, respectively.

(7)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(8)  Purchased options contracts are included in Investments at value (unaffiliated).

(9)  The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).

Real Return Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$4,198,487	foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$9,175,293	$4,195,872

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $252,281,519.

As of September 30, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Portfolio as of September 30, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$3,500	$—	$3,500
Foreign exchange contracts	1,959	—	1,959
Total derivatives, subject to a master netting arrangement or similar arrangement	$5,459	$—	$5,459

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citibank N.A.	$252	$(169)	$—	$83
Deutsche Bank AG	1,025	—	—	1,025
Goldman Sachs & Co.*	3,500	(3,500)	—	—
Goldman Sachs International	682	—	—	682
	$5,459	$(3,669)	$—	$1,790

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$9,360	$—	$9,360
Interest rate contracts
Exchange traded	3,234	—	3,234
Foreign exchange contracts	515	—	515
Total derivatives, subject to a master netting arrangement or similar arrangement	$13,109	$—	$13,109

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citibank N.A.	$169	$(169)	$—	$—
Goldman Sachs & Co.*	12,594	(3,500)	(9,094)	—
JP Morgan Chase Bank	346	—	—	346
	$13,109	$(3,669)	$(9,094)	$346

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Moderate Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$12,906	$—	$12,906
Foreign exchange contracts	16,154	—	16,154
Total derivatives, subject to a master netting arrangement or similar arrangement	$29,060	$—	$29,060

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citibank N.A.	$1,010	$(846)	$—	$164
Deutsche Bank AG	4,068	—	—	4,068
Goldman Sachs & Co.*	12,906	(12,906)	—	—
Goldman Sachs International	2,545	—	—	2,545
JPMorgan Chase Bank	8,531	(1,271)	—	7,260
	$29,060	$(15,023)	$—	$14,037

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$17,160	$—	$17,160
Interest rate contracts
Exchange traded	22,172	—	22,172
Foreign exchange contracts	2,117	—	2,117
Total derivatives, subject to a master netting arrangement or similar arrangement	$41,449	$—	$41,449

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citibank N.A.	$846	$(846)	$—	$—
Goldman Sachs & Co.*	39,332	(12,906)	(26,426)	—
JPMorgan Chase Bank	1,271	(1,271)	—	—
	$41,449	$(15,023)	$(26,426)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Income/Equity Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$13,312	$—	$13,312
Foreign exchange contracts	18,187	—	18,187
Total derivatives, subject to a master netting arrangement or similar arrangement	$31,499	$—	$31,499

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citibank N.A.	$1,010	$(846)	$—	$164
Deutsche Bank AG	4,224	—	—	4,224
Goldman Sachs & Co.*	13,312	(13,312)	—	—
Goldman Sachs International	2,792	—	—	2,792
JPMorgan Chase Bank	10,161	(1,389)	—	8,772
	$31,499	$(15,547)	$—	$15,952

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$22,859	$—	$22,859
Foreign exchange contracts	2,235	—	2,235
Total derivatives, subject to a master netting arrangement or similar arrangement	$25,094	$—	$25,094

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citibank N.A.	$846	$(846)	$—	$—
Goldman Sachs & Co.*	22,859	(13,312)	(9,547)	—
JPMorgan Chase Bank	1,389	(1,389)	—	—
	$25,094	$(15,547)	$(9,547)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$16,563	$—	$16,563
Foreign exchange contracts	22,035	—	22,035
Total derivatives, subject to a master netting arrangement or similar arrangement	$38,598	$—	$38,598

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citibank N.A.	$4,015	$(1,016)	$—	$2,999
Deutsche Bank AG	4,751	—	—	4,751
Goldman Sachs & Co.*	16,563	(16,563)	—	—
Goldman Sachs International	3,107	—	—	3,107
JPMorgan Chase Bank	10,162	(1,613)	—	8,549
	$38,598	$(19,192)	$—	$19,406

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$23,547	$—	$23,547
Foreign exchange contracts	2,629	—	2,629
Total derivatives, subject to a master netting arrangement or similar arrangement	$26,176	$—	$26,176

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citibank N.A.	$1,016	$(1,016)	$—	$—
Goldman Sachs & Co.*	23,547	(16,563)	(6,984)	—
JPMorgan Chase Bank	1,613	(1,613)	—	—
	$26,176	$(19,192)	$(6,984)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Asset Allocation: Diversified Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$233,917	$—	$233,917
Exchange traded	87,165	—	87,165
Interest rate contracts
Exchange traded	3,703	—	3,703
Foreign exchange contracts	466,179	—	466,179
Total derivatives, subject to a master netting arrangement or similar arrangement	$790,964	$—	$790,964

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America N.A.	$146,429	$—	$—	$146,429
Barclays Bank PLC	59,166	(489)	—	58,677
Citibank N.A.	246,137	(48,119)	—	198,018
Goldman Sachs International	43,068	—	—	43,068
HSBC Bank USA, N.A.	4,272	—	—	4,272
JPMorgan Chase Bank	72,727	(2,116)	—	70,611
Merrill Lynch, Pierce, Fenner & Smith Inc.*	90,868	(90,069)	—	799
State Street Bank & Trust Co.	58,751	(890)	—	57,861
UBS AG	11,109	—	—	11,109
Westpac Banking Corp.	58,437	—	—	58,437
	$790,964	$(141,683)	$—	$649,281

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Merrill Lynch, Pierce, Fenner & Smith, Inc. as Futures Commission Merchant

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Over the counter	$48,119	$—	$48,119
Exchange traded	79,490	—	79,490
Interest rate contracts
Exchange traded	10,579	—	10,579
Foreign exchange contracts	21,523	—	21,523
Total derivatives, subject to a master netting arrangement or similar arrangement	$159,711	$—	$159,711

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Barclays Bank PLC	$489	$(489)	$—	$—
Citibank N.A.	48,119	(48,119)	—	—
Credit Suisse AG	18,028	—	—	18,028
JPMorgan Chase Bank	2,116	(2,116)	—	—
Merrill Lynch, Pierce, Fenner & Smith Inc.*	90,069	(90,069)	—	—
State Street Bank & Trust Co.	890	(890)	—	—
	$159,711	$(141,683)	$—	$18,028

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Merrill Lynch, Pierce, Fenner & Smith, Inc. as Futures Commission Merchant

	Large Cap Growth Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$100	$—	$100
Total derivatives, subject to a master netting arrangement or similar arrangement	$100	$—	$100

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$100	$—	$(100)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Large Cap Value Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$2,200	$—	$2,200
Total derivatives, subject to a master netting arrangement or similar arrangement	$2,200	$—	$2,200

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$2,200	$—	$(2,200)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Mid Cap Growth Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$4,920	$—	$4,920
Total derivatives, subject to a master netting arrangement or similar arrangement	$4,920	$—	$4,920

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$4,920	$—	$(4,920)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Mid Cap Value Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$4,920	$—	$4,920
Total derivatives, subject to a master netting arrangement or similar arrangement	$4,920	$—	$4,920

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$4,920	$—	$(4,920)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Small Cap Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$52,848	$—	$52,848
Total derivatives, subject to a master netting arrangement or similar arrangement	$52,848	$—	$52,848

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$52,848	$—	$(52,848)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	International Equity Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$107	$—	$107
Total derivatives, subject to a master netting arrangement or similar arrangement	$107	$—	$107

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$107	$—	$(107)	$—

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Diversified Fixed Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$28,071	$—	$28,071
Exchange traded	77,000	—	77,000
Credit contracts
Centrally cleared	411,133	—	411,133
Foreign exchange contracts	189,871	—	189,871
Total derivatives, subject to a master netting arrangement or similar arrangement	$706,075	$—	$706,075

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Citibank N.A.	$24,844	$(7,956)	$—	$16,888
Deutsche Bank AG	38,942	—	—	38,942
JPMorgan Chase Bank N.A.	82,125	—	—	82,125
UBS AG	19,618	—	—	19,618
Goldman Sachs International	52,413	—	—	52,413
Centrally Cleared	411,133	(11,179)	—	399,954
Goldman Sachs & Co.*	77,000	(77,000)	—	—
	$706,075	$(96,135)	$—	$609,940

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Diversified Fixed Income Portfolio
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$145,969	$—	$145,969
Credit contracts
Centrally cleared	11,179	—	11,179
Foreign exchange contracts	7,969	—	7,969
Total derivatives, subject to a master netting arrangement or similar arrangement	$165,117	$—	$165,117

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citibank N.A.	$7,956	$(7,956)	$—	$—
Barclays Bank PLC	13	—	—	13
Centrally Cleared	11,179	(11,179)	—	—
Goldman Sachs & Co.*	145,969	(77,000)	(68,969)	—
	$165,117	$(96,135)	$(68,969)	$13

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Real Return Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Foreign exchange contracts	$4,198,487	$—	$4,198,487
Total derivatives, subject to a master netting arrangement or similar arrangement	$4,198,487	$—	$4,198,487

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Citibank N.A.	$14,869	$—	$—	$14,869
Commonwealth Bank of Australia	108,951	—	—	108,951
Deutsche Bank AG	3,114,849	—	—	3,114,849
JPMorgan Chase Bank N.A.	182,033	—	—	182,033
Royal Bank of Scotland PLC	772,125	—	—	772,125
Standard Chartered Bank	5,660	—	—	5,660
	$4,198,487	$—	$—	$4,198,487

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

Inflation-Indexed Bonds:  Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:  The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of September 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.59%	$475,000
Multi-Managed Moderate Growth	2.12	1,700,000
Multi-Managed Income/Equity	2.66	2,130,000
Multi-Managed Income	2.36	1,895,000
Large Cap Value	3.94	3,160,000
Mid Cap Growth	1.14	915,000
Diversified Fixed Income	17.17	13,765,000
Real Return	29.19	23,405,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $80,190,000, a repurchase price of $80,190,002, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	10/31/2017	$82,600,000	$81,845,862

As of September 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.59%	$410,000
Multi-Managed Moderate Growth	2.11	1,475,000
Multi-Managed Income/Equity	2.65	1,855,000
Multi-Managed Income	2.35	1,645,000
Large Cap Value	3.94	2,755,000
Mid Cap Growth	1.13	790,000
Diversified Fixed Income	17.21	12,035,000
Real Return	29.26	20,470,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $69,950,000, a repurchase price of $69,950,000, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.75%	10/31/2020	$10,304,000	$10,190,244
U.S. Treasury Notes	3.13	05/15/2019	5,884,000	6,323,476
U.S. Treasury Notes	3.50	05/15/2020	50,000,000	54,880,000

As of September 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.59%	$380,000
Multi-Managed Moderate Growth	2.11	1,370,000
Multi-Managed Income/Equity	2.65	1,720,000
Multi-Managed Income	2.35	1,525,000
Large Cap Value	3.94	2,560,000
Mid Cap Growth	1.12	730,000
Diversified Fixed Income	17.20	11,175,000
Real Return	29.27	19,010,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $64,955,000, a repurchase price of $64,955,002, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.00%	08/31/2016	$63,218,200	$66,319,053

As of September 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.58%	$250,000
Multi-Managed Moderate Growth	2.11	905,000
Multi-Managed Income/Equity	2.64	1,135,000
Multi-Managed Income	2.35	1,010,000
Large Cap Value	3.94	1,690,000
Mid Cap Growth	1.13	485,000
Diversified Fixed Income	17.21	7,385,000
Real Return	29.28	12,565,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $42,920,000, a repurchase price of $42,920,006, and a maturity date of October 1, 2014. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.75%	03/31/2018	$44,751,000	$43,843,002

As of September 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland Group PLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.59%	$440,000
Multi-Managed Moderate Growth	2.11	1,580,000
Multi-Managed Income/Equity	2.65	1,985,000
Multi-Managed Income	2.35	1,760,000
Large Cap Value	3.94	2,950,000
Mid Cap Growth	1.13	845,000
Diversified Fixed Income	17.21	12,895,000
Real Return	29.27	21,935,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland Group PLC, dated September 30, 2014, bearing interest at a rate of 0.01% per annum, with a principal amount of $74,945,000, a repurchase price of $74,945,010, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	02/28/2015	$50,000,000	$50,588,000
U.S. Treasury Notes	8.50	02/15/2020	19,201,000	25,967,816

As of September 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with

State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.54%	$1,064,000
Large Cap Value	0.82	1,622,000
Mid Cap Growth	0.30	602,000
Mid Cap Value	0.28	553,000
Small Cap	0.42	843,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $198,835,000, a repurchase price of $198,835,000, and a maturity date of October 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.13%	08/15/2021	$1,355,000	$1,889,167
U.S. Treasury Bonds	8.00	11/15/2021	430,000	608,047
U.S. Treasury Notes	2.13	01/31/2021	100,000,000	100,321,000
U.S. Treasury Notes	3.75	11/15/2018	25,000,000	27,533,200
U.S. Treasury Notes	2.13	08/15/2021	33,160,000	33,077,100
U.S. Treasury Notes	0.88	05/15/2017	39,310,000	39,383,706

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield

Mortgage-Backed Dollar Rolls:  During the six months ended September 30, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended September 30, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $103,459, $370,641, $399,612, $430,710, $10,938 and $1,456,660 respectively.

When-Issued Securities and Forward Commitments:  The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation:  The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 — 2012 or expected to be taken in each Portfolio's 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

Note 3. Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%

Portfolio	Assets	Management Fees
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity(4)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	>$100 million	0.45%
	>$500 million	0.425%
	>$1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Focus Value(3)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the six months ended September 30, 2014, the amount of advisory fees waived was $79,863.

(2)  The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

(3)  The Adviser voluntarily agreed, until further notice, to waive 0.05% of investment advisory fees for the Focus Value Portfolio. For the six months ended September 30, 2014, the amount of advisory fees waived was $66,580.

(4)  Effective December 1, 2014, the Advisor contractually agreed to waive 0.04% of investment advisory fees.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus J.P. Morgan Lord Abbett(2) PineBridge(1) WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan Lord Abbett(2) PineBridge(1) WMC
Multi-Managed Income/Equity	Janus Lord Abbett(2) PineBridge(1) WMC

Portfolio	Subadviser
Multi-Managed Income	Janus Lord Abbett(2) PineBridge(1) WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo T. Rowe Price WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P. Lord Abbett(2) SAAMCo
Small Cap	ClearBridge Investments, LLC ("ClearBridge") J.P. Morgan SAAMCo
International Equity	Janus Lord Abbett(3) PineBridge(4)
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth	Janus Marsico Capital Management, LLC ("Marsico")
Focus Value	Northern Trust Investments, N.A. J.P. Morgan
Allocation Growth	Ibbotson Associates, Inc.
Allocation Moderate Growth	Ibbotson Associates, Inc.
Allocation Moderate	Ibbotson Associates, Inc.
Allocation Balanced	Ibbotson Associates, Inc.

(1)  Effective October 24, 2014, PineBridge ceased to be a subadvisor for the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios. The assets were reallocated to WMC.

(2)  Effective October 24, 2014, Lord Abbett ceased to be a subadvisor for the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Mid Cap Value Portfolios. The assets for the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios were reallocated to Janus. The assets for the Mid Cap Value Portfolio were reallocated to Massachusetts Financial Services Company.

(3)  Effective October 17, 2014, Lord Abbett ceased to be a subadvisor for the International Equity Portfolio. The assets were reallocated to T. Rowe Price.

(4)  Effective October 17, 2014, PineBridge ceased to be a subadvisor for the International Equity Portfolio. The assets were reallocated to SAAMCo.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
Cash Management.	0.45%	0.60%	0.70%
Focus Growth . .	1.30	1.45	1.55
Focus Value .	1.30	1.45	1.55

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the six months ended September 30, 2014, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management.	$44,928

For the six months ended September 30, 2014, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	September 30, 2014	March 31, 2015	March 31, 2016	September 30, 2016
Cash Management.	$—	$20,542	$91,029	$44,928

The Trust has entered into the Master Transfer Agency and Service Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of The Variable Annuity Life Insurance Comany ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" sharehodlers and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and SunAmerica Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided pursuant to the agreement. Accordingly, For the six months ended September 30, 2014, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the six months ended September 30, 2014, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4. Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2014
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$2,200,302	$8,318,212	$11,982,244	$380,702	$1,684,014
Multi-Managed Moderate Growth	4,011,124	11,833,362	17,610,011	2,193,671	6,801,097
Multi-Managed Income/Equity	2,215,600	6,831,781	7,629,617	2,786,503	3,057,696

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2014
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Income	$1,699,351	$3,021,044	$3,885,649	$2,690,834	$1,966,277
Asset Allocation: Diversified Growth	2,468,277	1,810,798	26,126,945	4,018,718	—
Stock	2,852,637	19,462,432	93,685,220	—	11,971,053
Large Cap Growth	12,221,630	45,366,540	83,004,909	2,147,729	12,211,920
Large Cap Value	10,341,440	—	116,052,773	5,240,158	—
Mid Cap Growth	4,575,698	11,283,886	40,449,146	750,379	3,183,610
Mid Cap Value	2,285,361	26,365,195	63,840,513	1,911,474	—
Small Cap	283,098	9,622,230	48,230,419	—	—
International Equity	9,648,021	(72,596,652)	63,912,608	5,342,865	—
Diversified Fixed Income	16,612,708	(4,588,732)	9,097,478	18,168,618	2,668,849
Real Return	—	—	(227,813)	4,807,007	—
Cash Management	—	(2,233,734)	(11,211)	—	—
Focus Growth	8,741,724	23,410,320	24,630,427	409,888	11,437,296
Focus Value	1,703,245	(11,953,090)	32,017,007	1,210,527	—
Allocation Growth	723,184	(20,669,557)	19,846,421	897,006	—
Allocation Moderate Growth	6,087,464	(4,996,512)	119,347,495	8,702,900	—
Allocation Moderate	4,082,427	8,872,176	52,528,340	5,693,525	—
Allocation Balanced	3,565,216	18,605,664	39,345,244	5,452,829	1,918,672

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March, 2014, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward †				Unlimited †
	2016	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	—
Stock	—	—	—	—	—	—
Large Cap Growth	—	—	—	—	—	—
Large Cap Value	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	—
Small Cap	—	—	—	—	—	—
International Equity	—	12,326,146	60,270,506	—	—	—
Diversified Fixed Income	—	—	—	—	4,588,732	—
Real Return	—	—	—	—	—	—
Cash Management	160,999	960,064	10,607	20	—	1,102,044
Focus Growth	—	—	—	—	—	—
Focus Value	—	—	11,953,090	—	—	—
Allocation Growth	—	—	9,437,936	11,231,621	—	—
Allocation Moderate Growth	—	—	—	4,996,512	—	—
Allocation Moderate	—	—	—	—	—	—
Allocation Balanced	—	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2014, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	—	—
Diversified Fixed Income	—	—	—
Real Return	—	330,363	166,800
Cash Management	45,879	—	—
Focus Growth	—	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$11,518,498	$(1,400,139)	$10,118,359	$64,402,155
Multi-Managed Moderate Growth	16,786,354	(2,511,091)	14,275,263	135,942,019
Multi-Managed Income/Equity	8,280,690	(1,046,467)	7,234,223	106,517,554
Multi-Managed Income	4,246,481	(749,004)	3,497,477	89,285,184
Asset Allocation: Diversified Growth	22,250,875	(4,296,965)	17,953,910	138,014,878
Stock	100,544,469	(2,842,323)	97,702,146	314,306,633
Large Cap Growth	91,461,776	(3,206,452)	88,255,324	337,539,150
Large Cap Value	145,972,255	(20,894,081)	125,078,174	722,619,557
Mid Cap Growth	40,990,690	(5,097,096)	35,893,594	145,549,784
Mid Cap Value	41,767,557	(4,588,396)	37,179,161	274,250,627
Small Cap	35,325,834	(10,177,099)	25,148,735	199,394,818
International Equity	61,212,677	(33,312,870)	27,899,807	584,509,594
Diversified Fixed Income	17,128,134	(6,086,018)	11,042,116	1,048,936,543
Real Return	2,227,216	(13,960,855)	(11,733,639)	633,381,692
Cash Management	1,115	(11,232)	(10,117)	31,154,668
Focus Growth	30,396,453	(2,563,756)	27,832,697	144,977,169
Focus Value	40,295,022	(3,259,349)	37,035,673	255,784,517
Allocation Growth	29,924,567	(11,055,827)	18,868,740	96,464,402
Allocation Moderate Growth	142,428,398	(27,188,959)	115,239,439	500,843,522
Allocation Moderate	72,589,634	(21,219,283)	51,370,351	325,040,314
Allocation Balanced	47,692,429	(8,475,119)	39,217,310	265,733,987

Note 5. Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended September 30, 2014, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$480
Multi-Managed Moderate Growth	779
Multi-Managed Income/Equity	201
Multi-Managed Income	71
Asset Allocation: Diversified Growth	912
Stock	1,255
Large Cap Growth	3,518
Large Cap Value	546
Mid Cap Growth	380
Mid Cap Value	4,135
Small Cap	2,352
International Equity	25,397
Focus Growth	1,412
Focus Value	961

Note 6. Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2014 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$15,330,005	$19,368,580	$2,701,808	$4,159,446
Multi-Managed Moderate Growth	31,382,843	37,496,359	7,219,462	12,327,548
Multi-Managed Income/Equity	23,731,667	26,285,426	8,617,175	17,581,363
Multi-Managed Income	19,211,752	20,466,192	10,336,182	19,142,361
Asset Allocation: Diversified Growth	49,854,251	60,655,696	13,082,516	12,283,650
Stock	101,683,949	60,757,391	—	—
Large Cap Growth	76,384,214	86,948,839	—	—
Large Cap Value	185,635,020	88,710,471	—	—
Mid Cap Growth	62,184,689	46,359,785	—	—
Mid Cap Value	129,801,915	162,656,379	—	—
Small Cap	62,738,760	42,755,012	195,182	—
International Equity	186,498,417	130,808,267	—	—
Diversified Fixed Income	221,885,390	145,792,880	125,894,448	126,845,710
Real Return	89,135,904	75,854,785	107,230,622	157,526,993
Cash Management	—	—	—	—
Focus Growth	59,750,880	54,925,176	—	—
Focus Value	77,130,014	37,081,397	—	—
Allocation Growth	3,415,584	9,498,475	—	—
Allocation Moderate Growth	3,200,372	51,449,765	—	—
Allocation Moderate	5,758,236	29,966,775	—	—
Allocation Balanced	7,141,903	23,042,804	—	—

Note 7. Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,811	$120,085	28,158	$531,144	39,692	$808,147	87,604	$1,668,630
Reinvested dividends	—	—	19,673	381,613	—	—	33,968	658,597
Shares redeemed	(51,045)	(1,055,082)	(75,613)	(1,441,827)	(120,418)	(2,467,338)	(241,319)	(4,572,993)
Net increase (decrease)	(45,234)	$(934,997)	(27,782)	$(529,070)	(80,726)	$(1,659,191)	(119,747)	$(2,245,766)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	38,406	$780,832	373,939	$7,105,445
Reinvested dividends	—	—	52,945	1,024,506
Shares redeemed	(172,501)	(3,533,918)	(345,286)	(6,584,037)
Net increase (decrease)	(134,095)	$(2,753,086)	81,598	$1,545,914
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,339	$131,250	39,973	$594,738	46,056	$722,427	269,160	$4,016,626
Reinvested dividends	—	—	56,509	837,547	—	—	223,330	3,306,510
Shares redeemed	(48,915)	(761,269)	(147,422)	(2,219,505)	(302,890)	(4,720,787)	(663,212)	(9,950,707)
Net increase (decrease)	(40,576)	$(630,019)	(50,940)	$(787,220)	(256,834)	$(3,998,360)	(170,722)	$(2,627,571)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	57,829	$903,570	1,988,405	$29,840,010
Reinvested dividends	—	—	328,519	4,850,711
Shares redeemed	(396,965)	(6,166,257)	(886,889)	(13,295,840)
Net increase (decrease)	(339,136)	$(5,262,687)	1,430,035	$21,394,881

	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,337	$96,469	70,844	$893,535	101,091	$1,326,183	429,867	$5,430,286
Reinvested dividends	—	—	52,549	652,821	—	—	202,921	2,517,839
Shares redeemed	(55,558)	(725,633)	(145,490)	(1,864,907)	(309,108)	(4,033,245)	(993,280)	(12,704,034)
Net increase (decrease)	(48,221)	$(629,164)	(22,097)	$(318,551)	(208,017)	$(2,707,062)	(360,492)	$(4,755,909)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	47,825	$619,353	1,789,061	$22,743,209
Reinvested dividends	—	—	216,016	2,673,539
Shares redeemed	(314,644)	(4,086,308)	(676,068)	(8,597,610)
Net increase (decrease)	(266,819)	$(3,466,955)	1,329,009	$16,819,138
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,974	$111,289	85,315	$1,035,345	93,778	$1,158,212	342,737	$4,150,755
Reinvested dividends	—	—	49,752	587,298	—	—	165,455	1,950,548
Shares redeemed	(74,357)	(914,661)	(183,343)	(2,235,048)	(240,527)	(2,961,086)	(870,551)	(10,666,627)
Net increase (decrease)	(65,383)	$(803,372)	(48,276)	$(612,405)	(146,749)	$(1,802,874)	(362,359)	$(4,565,324)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	79,215	$973,446	1,537,572	$18,721,422
Reinvested dividends	—	—	180,246	2,119,265
Shares redeemed	(335,417)	(4,103,475)	(897,211)	(10,901,072)
Net increase (decrease)	(256,202)	$(3,130,029)	820,607	$9,939,615

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,803	$104,330	22,809	$270,917	111,073	$1,480,358	249,814	$2,975,970
Reinvested dividends	—	—	48,371	599,064	—	—	148,469	1,838,654
Shares redeemed	(133,086)	(1,771,509)	(323,948)	(3,925,040)	(533,545)	(7,091,703)	(1,558,200)	(18,823,795)
Net increase (decrease)	(125,283)	$(1,667,179)	(252,768)	$(3,055,059)	(422,472)	$(5,611,345)	(1,159,917)	$(14,009,171)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	83,844	$1,106,076	302,400	$3,635,313
Reinvested dividends	—	—	127,861	1,581,000
Shares redeemed	(519,862)	(6,882,173)	(1,370,326)	(16,574,488)
Net increase (decrease)	(436,018)	$(5,776,097)	(940,065)	$(11,358,175)
	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,243,226	$52,700,869	4,505,300	$95,310,314	40,576	$942,711	164,865	$3,474,907
Reinvested dividends	—	—	338,812	7,587,924	—	—	102,665	2,268,496
Shares redeemed	(68,981)	(1,624,104)	(234,483)	(4,972,314)	(267,606)	(6,208,010)	(989,748)	(20,692,862)
Net increase (decrease)	2,174,245	$51,076,765	4,609,629	$97,925,924	(227,030)	$(5,265,299)	(722,218)	$(14,949,459)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	30,510	$688,267	191,957	$4,054,218
Reinvested dividends	—	—	96,463	2,114,633
Shares redeemed	(265,189)	(6,078,150)	(896,586)	(18,673,698)
Net increase (decrease)	(234,679)	$(5,389,883)	(608,166)	$(12,504,847)

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,995,338	$28,341,514	7,824,591	$99,646,259	61,331	$863,331	121,732	$1,508,031
Reinvested dividends	—	—	381,553	5,045,603	—	—	130,197	1,698,072
Shares redeemed	(923,979)	(12,383,713)	(74,945)	(951,470)	(296,556)	(4,101,107)	(745,206)	(9,406,791)
Net increase (decrease)	1,071,359	$15,957,801	8,131,199	$103,740,392	(235,225)	$(3,237,776)	(493,277)	$(6,200,688)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	103,743	$1,414,391	1,590,472	$21,100,849
Reinvested dividends	—	—	587,866	7,615,974
Shares redeemed	(1,957,687)	(27,598,458)	(4,819,778)	(60,065,992)
Net increase (decrease)	(1,853,944)	$(26,184,067)	(2,641,440)	$(31,349,169)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,981,821	$132,758,152	15,608,820	$232,915,826	61,293	$1,013,371	132,136	$1,933,634
Reinvested dividends	—	—	191,177	2,951,318	—	—	21,611	333,341
Shares redeemed	(10,266)	(171,245)	(92,335)	(1,348,996)	(209,825)	(3,476,005)	(597,402)	(8,821,199)
Net increase (decrease)	7,971,555	$132,586,907	15,707,662	$234,518,148	(148,532)	$(2,462,634)	(443,655)	$(6,554,224)
	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	218,932	$3,660,091	1,027,482	$15,634,210
Reinvested dividends	—	—	126,946	1,955,499
Shares redeemed	(1,661,762)	(27,445,783)	(2,943,443)	(43,264,105)
Net increase (decrease)	(1,442,830)	$(23,785,692)	(1,789,015)	$(25,674,396)

	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,345,879	$23,243,244	2,647,893	$41,708,351	10,778	$179,824	81,447	$1,237,406
Reinvested dividends	—	—	105,477	1,708,693	—	—	51,209	807,179
Shares redeemed	(15,462)	(269,921)	(65,015)	(1,011,986)	(215,327)	(3,560,979)	(326,957)	(4,987,218)
Net increase (decrease)	1,330,417	$22,973,323	2,688,355	$42,405,058	(204,549)	$(3,381,155)	(194,301)	$(2,942,633)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	39,067	$646,685	266,214	$3,698,028
Reinvested dividends	—	—	91,339	1,418,117
Shares redeemed	(307,242)	(5,108,696)	(1,460,789)	(22,282,666)
Net increase (decrease)	(268,175)	$(4,462,011)	(1,103,236)	$(17,166,521)
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,024,870	$41,976,295	4,563,643	$83,336,740	31,678	$645,763	100,274	$1,763,653
Reinvested dividends	—	—	49,759	941,689	—	—	11,467	216,624
Shares redeemed	(2,842,592)	(60,281,720)	(44,563)	(803,851)	(171,269)	(3,539,018)	(417,588)	(7,608,498)
Net increase (decrease)	(817,722)	$(18,305,425)	4,568,839	$83,474,578	(139,590)	$(2,893,255)	(305,847)	$(5,628,221)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	183,331	$3,802,118	238,186	$4,031,005
Reinvested dividends	—	—	39,947	753,161
Shares redeemed	(678,481)	(14,021,079)	(3,374,874)	(62,688,562)
Net increase (decrease)	(495,150)	$(10,218,961)	(3,096,741)	$(57,904,396)

	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,715,530	$23,767,937	4,345,536	$55,344,436	45,684	$615,472	135,111	$1,644,573
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(7,217)	(99,660)	(34,553)	(432,758)	(224,722)	(3,037,625)	(508,389)	(6,267,399)
Net increase (decrease)	1,708,313	$23,668,277	4,310,983	$54,911,678	(179,038)	$(2,422,153)	(373,278)	$(4,622,826)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	161,927	$2,148,246	417,337	$5,079,544
Reinvested dividends	—	—	—	—
Shares redeemed	(359,658)	(4,861,477)	(1,966,047)	(23,482,699)
Net increase (decrease)	(197,731)	$(2,713,231)	(1,548,710)	$(18,403,155)
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,039,709	$82,995,193	16,323,493	$139,739,575	95,036	$864,453	185,778	$1,604,961
Reinvested dividends	—	—	274,879	2,426,311	—	—	33,768	298,507
Shares redeemed	(12,966)	(119,059)	(76,998)	(655,441)	(247,538)	(2,270,341)	(715,551)	(6,126,549)
Net increase (decrease)	9,026,743	$82,876,134	16,521,374	$141,510,445	(152,502)	$(1,405,888)	(496,005)	$(4,223,081)
	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	316,192	$2,881,500	719,810	$5,818,156
Reinvested dividends	—	—	297,073	2,618,047
Shares redeemed	(2,099,211)	(19,218,185)	(9,248,969)	(80,428,794)
Net increase (decrease)	(1,783,019)	$(16,336,685)	(8,232,086)	$(71,992,591)

	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,666,370	$113,624,721	21,403,727	$249,655,971	196,813	$2,307,404	358,058	$4,151,760
Reinvested dividends	—	—	782,316	8,895,334	—	—	94,411	1,072,209
Shares redeemed	(26,668)	(313,335)	(155,463)	(1,826,891)	(413,373)	(4,847,136)	(1,220,989)	(14,231,552)
Net increase (decrease)	9,639,702	$113,311,386	22,030,580	$256,724,414	(216,560)	$(2,539,732)	(768,520)	$(9,007,583)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	715,708	$8,372,843	4,503,652	$52,728,124
Reinvested dividends	—	—	961,466	10,869,924
Shares redeemed	(2,323,210)	(27,114,482)	(6,965,930)	(80,321,907)
Net increase (decrease)	(1,607,502)	$(18,741,639)	(1,500,812)	$(16,723,859)
	Real Return Portfolio
	Class 1				Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,599,370	$35,619,006	10,272,397	$101,558,388	2,430,605	$23,988,898	13,814,673	$135,404,896
Reinvested dividends	—	—	142,266	1,377,753	—	—	354,883	3,429,254
Shares redeemed	(5,108,234)	(50,000,000)	(31,358)	(307,745)	(2,665,485)	(26,271,328)	(7,706,927)	(75,904,176)
Net increase (decrease)	(1,508,864)	$(14,380,994)	10,383,305	$102,628,396	(234,880)	$(2,282,430)	6,462,629	$62,929,974
	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	102,882	$1,098,997	353,309	$3,733,224	1,123,189	$11,904,482
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(13,989)	(149,062)	(71,501)	(763,346)	(538,886)	(5,694,028)	(1,241,020)	(13,154,486)
Net increase (decrease)	(13,989)	$(149,062)	31,381	$335,651	(185,577)	$(1,960,804)	(117,831)	$(1,250,004)

	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	517,292	$5,435,097	2,078,174	$21,912,037
Reinvested dividends	—	—	—	—
Shares redeemed	(754,116)	(7,922,971)	(3,209,011)	(33,850,171)
Net increase (decrease)	(236,824)	$(2,487,874)	(1,130,837)	$(11,938,134)
	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,049,092	$12,838,851	2,604,257	$29,219,013	4,570	$53,819	75,712	$886,406
Reinvested dividends	—	—	393,181	4,556,661	—	—	244,946	2,774,180
Shares redeemed	(14,587)	(177,794)	(1,407,594)	(15,314,663)	(391,535)	(4,675,934)	(773,794)	(8,602,655)
Net increase (decrease)	1,034,505	$12,661,057	1,589,844	$18,461,011	(386,965)	$(4,622,115)	(453,136)	$(4,942,069)
	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	116,679	$1,357,561	49,809	$559,341
Reinvested dividends	—	—	404,038	4,516,343
Shares redeemed	(634,001)	(7,482,209)	(3,836,171)	(40,389,224)
Net increase (decrease)	(517,322)	$(6,124,648)	(3,382,324)	$(35,313,540)
	Focus Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014		For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,962,598	$49,729,512	6,719,671	$100,707,966	20,643	$343,250	37,541	$555,191
Reinvested dividends	—	—	60,995	953,133	—	—	6,575	102,643
Shares redeemed	—	—	—	—	(126,361)	(2,113,015)	(274,406)	(4,088,230)
Net increase (decrease)	2,962,598	$49,729,512	6,780,666	$101,661,099	(105,718)	$(1,769,765)	(230,290)	$(3,430,396)

	Focus Value Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	19,805	$330,852	79,306	$1,158,792
Reinvested dividends	—	—	9,934	154,751
Shares redeemed	(289,048)	(4,849,955)	(1,515,773)	(21,389,236)
Net increase (decrease)	(269,243)	$(4,519,103)	(1,426,533)	$(20,075,693)
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	420,183	$5,373,357	858,553	$9,941,970
Reinvested dividends	—	—	74,207	897,006
Shares redeemed	(888,457)	(11,359,681)	(2,435,162)	(28,362,747)
Net increase (decrease)	(468,274)	$(5,986,324)	(1,502,402)	$(17,523,771)
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	484,183	$6,468,306	2,338,762	$28,953,080
Reinvested dividends	—	—	686,143	8,702,900
Shares redeemed	(4,042,394)	(53,870,396)	(12,116,785)	(150,629,323)
Net increase (decrease)	(3,558,211)	$(47,402,090)	(9,091,880)	$(112,973,343)
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	697,071	$9,036,018	2,234,294	$26,939,618
Reinvested dividends	—	—	461,480	5,693,525
Shares redeemed	(2,565,052)	(33,218,797)	(5,854,545)	(71,183,675)
Net increase (decrease)	(1,867,981)	$(24,182,779)	(3,158,771)	$(38,550,532)

	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2014 (unaudited)		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,029,038	$13,346,313	1,990,418	$24,426,619
Reinvested dividends	—	—	596,891	7,371,501
Shares redeemed	(2,286,587)	(29,530,123)	(5,407,589)	(66,388,749)
Net increase (decrease)	(1,257,549)	$(16,183,810)	(2,820,280)	$(34,590,629)

Note 8. Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers For the six months ended September 30, 2014:

Portfolio	Goldman Sachs & Co.	J.P.Morgan Clearing Corp.	J.P. Morgan Securities, Inc.
Multi-Managed Growth	$—	$257	$—
Multi-Managed Moderate Growth	—	357	—
Mid Cap Value	7,414	—	—
Focus Value	—	—	34

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the six months ended September 30, 2014, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
AIG Common Stock	$11,220	$—	$2,097,469	$336,779	$36,451	$15,321	$150,347	$2,563,465

Mid Cap Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
Allied World Assurance Co. Holdings AG	$129	$—	$19,090	$616	$21,567	$6,169	$(4,308)	$—

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
Allied World Assurance Co. Holdings AG	$1,511	$—	$91,736	$42,632	$15,604	$9,511	$(3,093)	$125,182

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$2,589,359	$77,429	$224,024	$76,957	$100,482	$2,620,203
Focus Value Portfolio, Class 3	—	—	2,137,535	1,455	196,003	98,637	(5,032)	2,036,592
Large Cap Growth Portfolio, Class 3	—	—	19,443,686	505,298	2,337,241	1,326,436	(38,432)	18,899,747
Large Cap Value Portfolio, Class 3	—	—	24,264,303	876,936	2,052,724	1,108,174	(135,746)	24,060,943
Mid Cap Growth Portfolio, Class 3	—	—	3,823,431	118,076	265,264	99,255	(27,455)	3,748,043
Mid Cap Value Portfolio, Class 3	—	—	13,015,118	81,431	1,051,165	377,052	(62,472)	12,359,964
Multi-Managed Growth Portfolio, Class 3	—	—	3,576,061	28,589	210,353	17,859	59,643	3,471,799
Small Cap Portfolio, Class 3	—	—	9,626,119	452,076	520,047	280,935	(819,972)	9,019,111
Diversified Fixed Income Portfolio, Class 3	—	—	12,411,849	634,576	947,497	(20,424)	210,457	12,288,961
International Equity Portfolio, Class 3	—	—	28,400,233	639,718	1,694,157	(258,861)	(259,154)	26,827,779
	$—	$—	$119,287,694	$3,415,584	$9,498,475	$3,106,020	$(977,681)	$115,333,142

Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$10,960,565	$11,019	$878,067	$187,442	$554,729	$10,835,688
Focus Value Portfolio, Class 3	—	—	10,013,038	1,626	1,157,066	583,600	(147,529)	9,293,669
Large Cap Growth Portfolio, Class 3	—	—	81,115,934	45,901	10,383,885	5,483,136	(229,788)	76,031,298
Large Cap Value Portfolio, Class 3	—	—	111,193,013	1,998,223	11,023,835	4,256,069	168,609	106,592,079
Mid Cap Growth Portfolio, Class 3	—	—	14,366,634	8,614	809,851	320,959	(53,587)	13,832,769
Mid Cap Value Portfolio, Class 3	—	—	52,838,915	24,522	5,151,797	1,821,928	(534,563)	48,999,005
Multi-Managed Moderate Growth Portfolio, Class 3	—	—	26,026,130	2,082	1,778,604	58,067	432,867	24,740,542
Small Cap Portfolio, Class 3	—	—	37,444,117	121,355	1,122,776	655,612	(2,735,078)	34,363,230
Diversified Fixed Income Portfolio, Class 3	—	—	174,460,016	781,953	9,553,645	417,596	2,240,604	168,346,524
Real Return Portfolio, Class 3	—	—	15,442,782	7,673	1,611,218	319,256	(153,488)	14,005,005
International Equity Portfolio, Class 3	—	—	118,883,971	197,404	7,979,021	1,591,630	(3,650,832)	109,043,152
	$—	$—	$652,745,115	$3,200,372	$51,449,765	$15,695,295	$(4,108,056)	$616,082,961

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$5,679,795	$77,911	$507,671	$106,721	$281,814	$5,638,570
Focus Value Portfolio, Class 3	—	—	6,064,342	—	683,623	344,787	(80,432)	5,645,074
Large Cap Growth Portfolio, Class 3	—	—	46,110,798	264,189	6,001,636	3,359,620	(346,964)	43,386,007
Large Cap Value Portfolio, Class 3	—	—	66,144,104	26,454	5,718,611	1,775,386	869,459	63,096,792
Mid Cap Growth Portfolio, Class 3	—	—	4,825,072	83,218	304,789	115,735	(23,487)	4,695,749
Mid Cap Value Portfolio, Class 3	—	—	24,999,508	709,612	2,139,486	747,220	(152,593)	24,164,261
Small Cap Portfolio, Class 3	—	—	20,033,220	445,546	299,508	188,971	(1,328,960)	19,039,269
Diversified Fixed Income Portfolio, Class 3	—	—	126,559,756	3,473,016	6,214,097	346,571	1,584,389	125,749,635
Multi-Managed Income/Equity, Class 3	—	—	18,688,495	22,781	1,170,143	21,177	469,503	18,031,813
Real Return Portfolio, Class 3	—	—	17,846,785	227,611	2,973,991	85,911	128,592	15,314,908
International Equity Portfolio, Class 3	—	—	56,141,753	427,898	3,953,220	1,591,466	(2,559,310)	51,648,587
	$—	$—	$393,093,628	$5,758,236	$29,966,775	$8,683,565	$(1,157,989)	$376,410,665

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$—	$3,789,712	$74,565	$272,490	$55,144	$203,641	$3,850,572
Focus Value Portfolio, Class 3	—	—	4,847,472	35,269	500,565	172,605	38,431	4,593,212
Large Cap Growth Portfolio, Class 3	—	—	35,333,960	272,715	4,247,202	2,046,476	249,181	33,655,130
Large Cap Value Portfolio, Class 3	—	—	52,830,660	254,446	4,927,002	2,649,991	(539,708)	50,268,387
Mid Cap Growth Portfolio, Class 3	—	—	3,100,046	65,110	184,543	70,977	(12,822)	3,038,768
Mid Cap Value Portfolio, Class 3	—	—	14,415,276	1,587,023	1,250,484	412,575	(93,441)	15,070,949
Small Cap Portfolio, Class 3	—	—	8,905,436	719,995	270,236	89,888	(606,263)	8,838,820
Diversified Fixed Income Portfolio, Class 3	—	—	118,743,982	2,683,626	5,073,030	473,758	1,335,665	118,164,001
Multi-Managed Income Portfolio, Class 3	—	—	14,194,509	88,445	782,179	621	289,350	13,790,746
Real Return Portfolio, Class 3	—	—	24,413,258	475,992	2,839,497	79,609	205,610	22,334,972
International Equity Portfolio, Class 3	—	—	33,744,861	884,717	2,695,576	609,316	(1,197,578)	31,345,740
	$—	$—	$314,319,172	$7,141,903	$23,042,804	$6,660,960	$(127,934)	$304,951,297

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2014, each Managed Allocation

Portfolio held less than 19% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 42% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

At September 30, 2014, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Diversified Fixed Income	Allocation Moderate Growth Portfolio	17%
Focus Growth	Allocation Moderate Growth Portfolio	6%
International Equity	Allocation Moderate Growth Portfolio	18%
Large Cap Growth	Allocation Moderate Growth Portfolio	18%
Large Cap Value	Allocation Moderate Growth Portfolio	13%
Mid Cap Growth	Allocation Moderate Growth Portfolio	8%
Mid Cap Value	Allocation Moderate Growth Portfolio	16%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	18%
Small Cap	Allocation Moderate Growth Portfolio	16%
Diversified Fixed Income	Allocation Moderate Portfolio	12%
International Equity	Allocation Moderate Portfolio	9%
Large Cap Growth	Allocation Moderate Portfolio	10%
Large Cap Value	Allocation Moderate Portfolio	7%
Mid Cap Value	Allocation Moderate Portfolio	8%
Multi-Managed Income/Equity Growth	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	9%
Diversified Fixed Income	Allocation Balanced Portfolio	12%
International Equity	Allocation Balanced Portfolio	5%
Large Cap Growth	Allocation Balanced Portfolio	8%
Large Cap Value	Allocation Balanced Portfolio	6%
Mid Cap Value	Allocation Balanced Portfolio	5%
Multi-Managed Income/Equity Growth	Allocation Balanced Portfolio	17%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	45%
Focus Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	48%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	47%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	44%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	20%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	32%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	37%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	25%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	19%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	34%
Stock	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	69%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	6%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	34%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	16%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	22%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	31%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	19%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	22%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	5%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	14%

Note 9. Investment Concentration: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio. At September 30, 2014, the International Equity Portfolio had 18.7% and 16.7% of its net assets invested in equity securities domiciled in Japan and the United Kingdom, respectively.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolio's concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At September 30, 2014, the Portfolios had 18.7%, 21.7% and 13.3%, respectively, of their net assets invested in such securities.

Note 10. Line of Credit: The SunAmerica family of mutual funds have established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one time closing fee at 5 basis points on the uncommitted line of credit both of which are included in other expenses on the Statements of Operations. Prior to September 12, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the six months ended September 30, 2014, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	31	$160	$137,635	1.35%
Multi-Managed Moderate Growth	48	253	141,257	1.34
Multi-Managed Income/Equity	15	101	180,296	1.35
Multi-Managed Income	5	21	110,025	1.35
Mid Cap Growth	1	4	113,402	1.34
International Equity	2	78	1,048,355	1.34
Focus Growth	1	7	184,856	1.35
Allocation Growth	95	427	120,268	1.35
Allocation Moderate Growth	175	2,521	385,604	1.35
Allocation Moderate	156	1,361	233,425	1.35
Allocation Balanced	136	1,123	220,995	1.34

As of September 30, 2014, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Multi-Managed Growth	363,531
Multi-Managed Moderate Growth	518,054
Allocation Growth	27,045
Allocation Moderate Growth	181,128

Note 11. Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended September 30, 2014, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Stock	$—	$203,249	$(86,900)
Large Cap Value	—	62,730	27,390
Mid Cap Growth	33,210	—	—
Mid Cap Value	116,316	188,885	27,846

Note 12. Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended September 30, 2014, none of the Portfolios participated in this program.

Note 13. Unfunded Loan Commitments: At September 30, 2014, the Portfolio had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Advantage Sales & Marketing, Inc. FRS	Delayed Draw	07/25/2021	$265,726	$260,854

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/10	$10.18	$0.11	$4.46	$4.57	$(0.25)	$—	$—	$(0.25)	$14.50	45.00%	$16,109	1.20%		0.87%		101%
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89	14,861	1.24		0.72		90
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	—	(0.15)	16.80	5.36	12,830	1.29		0.55		67
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	—	(0.10)	17.76	6.37	12,124	1.31		0.56		85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	—	(0.58)	20.16	16.90	13,202	1.28		0.43		80
09/30/14@	20.16	0.05	0.41	0.46	—	—	—	—	20.62	2.28	12,569	1.13	#	0.67	#	24
Multi-Managed Growth Portfolio Class 2
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89	38,021	1.35		0.71		101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64	32,548	1.39		0.57		90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	—	(0.12)	16.78	5.23	27,093	1.44		0.40		67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	—	(0.07)	17.75	6.24	23,299	1.46		0.41		85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	—	(0.55)	20.15	16.73	24,035	1.43		0.28		80
09/30/14@	20.15	0.02	0.42	0.44	—	—	—	—	20.59	2.18	22,900	1.29	#	0.52	#	24
Multi-Managed Growth Portfolio Class 3
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71	39,937	1.45		0.61		101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51	39,232	1.49		0.47		90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	—	(0.10)	16.75	5.14	34,327	1.54		0.30		67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	—	(0.06)	17.72	6.15	32,255	1.56		0.31		85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	—	(0.54)	20.10	16.58	38,236	1.52		0.19		80
09/30/14@	20.10	0.02	0.41	0.43	—	—	—	—	20.53	2.14	36,303	1.39	#	0.42	#	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Multi-Managed Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/10	$9.90	$0.21	$3.65	$3.86	$(0.41)	$—	$—	$(0.41)	$13.35	39.22%	$20,298	1.04%		1.69%		97%
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19	18,213	1.06		1.37		90
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	—	(0.82)	14.38	5.69	15,621	1.09		1.12		61
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	—	(0.80)	14.44	6.28	13,546	1.11		0.97		90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	—	(0.97)	15.35	13.24	13,622	1.09		0.78		74
09/30/14@	15.35	0.08	0.23	0.31	—	—	—	—	15.66	2.02	13,261	1.01	#	1.04	#	41
Multi-Managed Moderate Growth Portfolio Class 2
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04	93,527	1.19		1.54		97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10	75,501	1.21		1.22		90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	—	(0.79)	14.35	5.48	62,180	1.24		0.97		61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	—	(0.78)	14.42	6.17	54,283	1.26		0.82		90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	—	(0.95)	15.33	13.08	55,102	1.24		0.63		74
09/30/14@	15.33	0.07	0.22	0.29	—	—	—	—	15.62	1.89	52,155	1.16	#	0.89	#	41
Multi-Managed Moderate Growth Portfolio Class 3
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96	66,236	1.29		1.43		97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88	65,288	1.31		1.11		90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	—	(0.78)	14.33	5.46	56,421	1.34		0.87		61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	—	(0.76)	14.39	6.01	53,393	1.36		0.72		90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	—	(0.94)	15.28	12.95	78,568	1.33		0.54		74
09/30/14@	15.28	0.06	0.23	0.29	—	—	—	—	15.57	1.90	74,766	1.26	#	0.79	#	41

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.01	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/10	$9.90	$0.38	$2.53	$2.91	$(0.67)	$(0.07)	$—	$(0.74)	$12.07	29.76%	$16,530	1.02%		3.25%		54%
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04		2.47		70
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	—	(0.60)	12.72	6.67	12,468	1.09		2.18		51
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	—	(0.89)	12.69	6.95	12,352	1.09		1.70		60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	—	(0.72)	12.79	6.65	12,165	1.05		1.35		77
09/30/14@	12.79	0.11	0.25	0.36	—	—	—	—	13.15	2.81	11,871	1.00	#	1.62	#	22
Multi-Managed Income/Equity Portfolio Class 2
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17		3.10		54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20		2.32		70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	—	(0.57)	12.69	6.48	55,328	1.24		2.04		51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	—	(0.86)	12.67	6.86	50,239	1.24		1.55		60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	—	(0.70)	12.77	6.48	46,030	1.20		1.20		77
09/30/14@	12.77	0.10	0.25	0.35	—	—	—	—	13.12	2.74	44,553	1.15	#	1.47	#	22
Multi-Managed Income/Equity Portfolio Class 3
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27		2.99		54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30		2.21		70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	—	(0.56)	12.67	6.37	35,247	1.34		1.94		51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	—	(0.85)	12.65	6.76	32,130	1.34		1.45		60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	—	(0.70)	12.73	6.33	49,269	1.29		1.09		77
09/30/14@	12.73	0.09	0.25	0.34	—	—	—	—	13.07	2.67	47,095	1.25	#	1.37	#	22

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.01	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/10	$10.30	$0.45	$2.07	$2.52	$(0.64)	$(0.02)	$—	$(0.66)	$12.16	24.67%	$15,061	1.03%		3.86%		45%
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05		2.81		74
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	—	(0.79)	12.53	6.90	11,911	1.08		2.38		53
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	—	(0.89)	12.39	6.09	11,480	1.08		1.81		56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	—	(0.67)	12.10	3.20	10,622	1.05		1.59		63
09/30/14@	12.10	0.13	0.14	0.27	—	—	—	—	12.37	2.23	10,048	0.99	#	2.02	#	26
Multi-Managed Income Portfolio Class 2
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18		3.70		45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20		2.65		74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	—	(0.77)	12.51	6.79	47,469	1.23		2.23		53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	—	(0.87)	12.37	5.93	42,792	1.23		1.66		56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	—	(0.65)	12.08	3.02	37,405	1.21		1.44		63
09/30/14@	12.08	0.12	0.13	0.25	—	—	—	—	12.33	2.07	36,391	1.14	#	1.88	#	26
Multi-Managed Income Portfolio Class 3
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28		3.60		45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30		2.55		74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	—	(0.76)	12.49	6.71	32,770	1.33		2.12		53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	—	(0.86)	12.35	5.83	29,548	1.33		1.56		56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	—	(0.65)	12.04	2.84	38,707	1.29		1.32		63
09/30/14@	12.04	0.11	0.14	0.25	—	—	—	—	12.29	2.08	36,359	1.24	#	1.78	#	26

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/10	$6.32	$0.14	$2.79	$2.93	$(0.07)	$—	$—	$(0.07)	$9.18	46.38%		$31,180	1.06%		1.72%		123%
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03		1.70		94
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	—	(0.21)	10.30	3.93	(3)	24,385	1.04		1.88		89
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	—	(0.24)	11.25	11.77		22,692	1.05		1.90		67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	—	(0.33)	12.98	18.43		22,898	1.01		1.63		61
09/30/14@	12.98	0.10	0.30	0.40	—	—	—	—	13.38	3.08		21,927	0.97	#	1.56	#	42
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21		1.55		123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18		1.55		94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	—	(0.20)	10.29	3.84	(3)	87,601	1.19		1.73		89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	—	(0.22)	11.24	11.58		77,266	1.20		1.75		67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	—	(0.31)	12.97	18.26		74,099	1.16		1.48		61
09/30/14@	12.97	0.09	0.30	0.39	—	—	—	—	13.36	3.01		70,678	1.12	#	1.41	#	42
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31		1.39		123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28		1.44		94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	—	(0.19)	10.27	3.64	(3)	73,205	1.28		1.63		89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	—	(0.21)	11.22	11.50		67,530	1.30		1.65		67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	—	(0.30)	12.95	18.18		65,734	1.26		1.38		61
09/30/14@	12.95	0.09	0.29	0.38	—	—	—	—	13.33	2.93		61,861	1.22	#	1.31	#	42

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/10	$9.01	$(0.01)	$4.35	$4.34	$(0.03)	$—	$—	$(0.03)	$13.32	48.21%	$25,427	0.96%		(0.07)%	52%
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96		(0.20)	37
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	—	17.45	11.43	19,750	0.96		(0.25)	24
03/31/13	17.45	0.02	1.21	1.23	—	—	—	—	18.68	7.05	107,950	0.94		0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	—	(0.85)	22.86	27.01	237,515	0.91		(0.23)	36
09/30/14@	22.86	(0.02)	1.28	1.26	—	—	—	—	24.12	5.51	303,037	0.89	#	(0.14)#	16
Stock Portfolio Class 2
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11		(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11		(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	—	17.26	11.21	68,643	1.11		(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	—	18.46	6.95	61,041	1.11		(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	—	(0.85)	22.55	26.84	58,280	1.06		(0.38)	36
09/30/14@	22.55	(0.03)	1.25	1.22	—	—	—	—	23.77	5.41	56,046	1.04	#	(0.29)#	16
Stock Portfolio Class 3
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21		(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21		(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	—	17.16	11.14	59,118	1.21		(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	—	18.33	6.82	55,215	1.21		(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	—	(0.85)	22.36	26.70	53,760	1.16		(0.48)	36
09/30/14@	22.36	(0.04)	1.24	1.20	—	—	—	—	23.56	5.37	51,119	1.14	#	(0.39)#	16

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/10	$6.06	$0.03	$2.97		$3.00	$—	$—	$—	$—	$9.06	49.50%	$4,730	0.91%		0.33%		45%
03/31/11	9.06	0.05	0.99	(2)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90		0.52		29
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	—	(0.05)	11.04	10.17	8,552	0.90		0.54		52
03/31/13	11.04	0.09	0.98		1.07	(0.06)	(0.39)	—	(0.45)	11.66	10.06	39,935	0.89		0.90		31
03/31/14	11.66	0.06	2.55		2.61	(0.08)	(0.47)	—	(0.55)	13.72	22.60	158,516	0.85		0.47		69
09/30/14@	13.72	0.03	0.90		0.93	—	—	—	—	14.65	6.78	184,956	0.84	#	0.47	#	19
Large Cap Growth Portfolio Class 2
03/31/10	5.99	0.01	2.95		2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18		45
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05		0.38		29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	—	(0.03)	10.89	10.01	46,185	1.05		0.36		52
03/31/13	10.89	0.07	0.97		1.04	(0.04)	(0.39)	—	(0.43)	11.50	9.90	41,043	1.04		0.66		31
03/31/14	11.50	0.04	2.51		2.55	(0.06)	(0.47)	—	(0.53)	13.52	22.38	41,595	1.01		0.32		69
09/30/14@	13.52	0.02	0.89		0.91	—	—	—	—	14.43	6.73	40,989	0.99	#	0.32	#	19
Large Cap Growth Portfolio Class 3
03/31/10	5.96	0.01	2.92		2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08		45
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15		0.18		29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	—	(0.02)	10.82	9.99	225,751	1.15		0.28		52
03/31/13	10.82	0.06	0.96		1.02	(0.03)	(0.39)	—	(0.42)	11.42	9.76	210,063	1.14		0.57		31
03/31/14	11.42	0.03	2.50		2.53	(0.05)	(0.47)	—	(0.52)	13.43	22.31	211,518	1.11		0.22		69
09/30/14@	13.43	0.02	0.87		0.89	—	—	—	—	14.32	6.63	199,031	1.09	#	0.22	#	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.01	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.01	0.00

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/10	$6.81	$0.15	$3.71	$3.86	$(0.25)	$—	$—	$(0.25)	$10.42	57.01%	$5,999	0.89%		1.63%	47%
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89		1.47	43
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	—	(0.17)	12.00	3.70	12,598	0.89		1.59	32
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	—	(0.17)	13.63	15.18	117,872	0.88		1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	—	(0.15)	16.10	19.27	392,153	0.82		1.87	31
09/30/14@	16.10	0.13	0.56	0.69	—	—	—	—	16.79	4.29	542,602	0.80	#	1.58 #	12
Large Cap Value Portfolio Class 2
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04		1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04		1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	—	(0.15)	11.98	3.52	41,809	1.04		1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	—	(0.15)	13.62	15.09	39,393	1.03		1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	—	(0.13)	16.08	19.04	39,393	0.98		1.59	31
09/30/14@	16.08	0.12	0.55	0.67	—	—	—	—	16.75	4.17	38,546	0.95	#	1.44 #	12
Large Cap Value Portfolio Class 3
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14		1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14		1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	—	(0.14)	11.97	3.53	257,027	1.14		1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	—	(0.14)	13.59	14.84	261,514	1.13		1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	—	(0.11)	16.05	18.98	280,113	1.08		1.51	31
09/30/14@	16.05	0.11	0.55	0.66	—	—	—	—	16.71	4.11	267,519	1.05	#	1.34 #	12
Mid Cap Growth Portfolio Class 1
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10		(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12		(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	—	13.17	1.07	7,441	1.12		(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	—	(0.48)	14.16	11.66	30,299	1.07		0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	—	(0.43)	17.09	23.88	82,505	0.99		(0.15)	55
09/30/14@	17.09	(0.01)	0.33	0.32	—	—	—	—	17.41	1.87	107,218	0.94	#	(0.07)#	28
Mid Cap Growth Portfolio Class 2
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25		(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27		(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	—	12.86	0.86	32,440	1.27		(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	—	(0.48)	13.80	11.55	28,219	1.24		(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	—	(0.43)	16.62	23.70	30,749	1.15		(0.33)	55
09/30/14@	16.62	(0.02)	0.32	0.30	—	—	—	—	16.92	1.81	27,842	1.09	#	(0.22)#	28
Mid Cap Growth Portfolio Class 3
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35		(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37		(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	—	12.70	0.79	65,265	1.37		(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	—	(0.48)	13.61	11.46	56,673	1.34		(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	—	(0.43)	16.37	23.59	50,088	1.25		(0.43)	55
09/30/14@	16.37	(0.03)	0.31	0.28	—	—	—	—	16.65	1.71	46,499	1.19	#	(0.32)#	28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14@#
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/10	$7.49	$0.09	$4.46	$4.55	$(0.17)	$—	$—	$(0.17)	$11.87	61.00%		$5,063	1.07%		0.81%	85%
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82		5,208	1.05		0.75	76
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	—	(0.08)	14.35	(0.19)		9,565	1.01		0.79	54
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	—	(0.09)	16.81	17.86		59,774	0.99		1.13	62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	—	(0.14)	20.20	21.05		164,147	0.93		0.98	68
09/30/14@	20.20	0.09	0.42	0.51	—	—	—	—	20.71	2.52		151,344	0.91	#	0.83 #	40
Mid Cap Value Portfolio Class 2
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74		47,120	1.22		0.66	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62		47,947	1.20		0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	—	(0.06)	14.31	(0.33)		37,208	1.16		0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	—	(0.06)	16.78	17.77		35,708	1.14		0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	—	(0.11)	20.16	20.86		36,743	1.08		0.72	68
09/30/14@	20.16	0.07	0.42	0.49	—	—	—	—	20.65	2.43		34,758	1.06	#	0.65 #	40
Mid Cap Value Portfolio Class 3
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53		91,984	1.32		0.56	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56		123,827	1.30		0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	—	(0.05)	14.29	(0.43)		162,469	1.27		0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	—	(0.06)	16.74	17.61		163,073	1.24		0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	—	(0.09)	20.11	20.71		133,694	1.18		0.60	68
09/30/14@	20.11	0.06	0.42	0.48	—	—	—	—	20.59	2.39		126,693	1.16	#	0.54 #	40
Small Cap Portfolio Class 1
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77		3,201	1.02		(0.19)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61		3,055	1.03		0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	—	10.18	(0.68	)(2)	6,125	1.05		(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	—	11.21	10.12		27,441	1.05		0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	—	14.10	25.78		95,264	0.99		0.37	41
09/30/14@	14.10	0.02	(0.82)	(0.80)	—	—	—	—	13.30	(5.67)		112,644	0.94	#	0.36 #	19
Small Cap Portfolio Class 2
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22		36,964	1.17		(0.34)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53		36,628	1.18		(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	—	9.99	(0.89	)(2)	29,194	1.20		(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	—	10.99	10.01		25,992	1.20		(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	—	13.80	25.57		27,478	1.15		0.14	41
09/30/14@	13.80	0.01	(0.79)	(0.78)	—	—	—	—	13.02	(5.65)		23,586	1.09	#	0.19 #	19
Small Cap Portfolio Class 3
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12		147,596	1.27		(0.44)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38		165,340	1.28		(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	—	9.88	(1.00	)(2)	95,460	1.29		(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	—	10.86	9.92		93,909	1.30		(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	—	13.62	25.41		96,671	1.25		0.04	41
09/30/14@	13.62	0.01	(0.79)	(0.78)	—	—	—	—	12.84	(5.73)		88,591	1.19	#	0.10 #	19

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Mid Cap Value Class 1	0.02%	0.01%	0.00%	0.00%	0.00%	0.00%
Mid Cap Value Class 2	0.02	0.01	0.01	0.00	0.00	0.00
Mid Cap Value Class 3	0.02	0.01	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 1	0.00	0.01	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.01	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.01	0.00	0.00	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/10	$4.97	$0.10	$2.46	$2.56	$(0.13)	$—	$—	$(0.13)	$7.40	51.49%	$5,745	1.18	%(1)	1.52	%(1)	110%
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(1)	1.43	(1)	81
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
09/30/14@	9.01	0.10	(0.27)	(0.17)	—	—	—	—	8.84	(1.89)	342,864	0.99	(1)#	2.23	(1)#	22
International Equity Portfolio Class 2
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(1)	1.33	(1)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
09/30/14@	9.01	0.09	(0.26)	(0.17)	—	—	—	—	8.84	(1.89)	28,454	1.14	(1)#	2.04	(1)#	22
International Equity Portfolio Class 3
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(1)	1.22	(1)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
09/30/14@	8.98	0.09	(0.26)	(0.17)	—	—	—	—	8.81	(1.89)	245,098	1.24	(1)#	2.00	(1)#	22
Diversified Fixed Income Portfolio Class 1
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	—	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	—	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	—	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
09/30/14@	11.58	0.12	0.07	0.19	—	—	—	—	11.77	1.64	522,443	0.69	#	2.00	#	28
Diversified Fixed Income Portfolio Class 2
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	—	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	—	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	—	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
09/30/14@	11.56	0.11	0.08	0.19	—	—	—	—	11.75	1.64	39,894	0.84	#	1.87	#	28
Diversified Fixed Income Portfolio Class 3
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	—	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	—	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	—	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
09/30/14@	11.51	0.10	0.07	0.17	—	—	—	—	11.68	1.48	453,439	0.94	#	1.76	#	28

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.01%	0.01%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.01	0.01	0.01
International Equity Portfolio Class 3	0.00	0.00	0.00	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(3)	0.38	%(3)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
09/30/14#	9.74	0.07	0.05	0.12	—	—	—	—	9.86	1.23	156,252	0.65	(3)	1.51	(3)	36
Real Return Portfolio Class 3
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
09/30/14#	9.71	0.07	0.04	0.11	—	—	—	—	9.82	1.13	469,784	0.90	(3)	1.38	(3)	36
Cash Management Portfolio Class 1
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60		(0.35)		—
03/31/13	10.73	(0.04)	0.00	(0.04)	—	—	—	—	10.69	(0.37)	1,061	0.60	(2)	(0.35	)(2)	—
03/31/14	10.69	(0.03)	0.00	(0.03)	—	—	—	—	10.66	(0.28)	1,392	0.45	(2)	(0.28	)(2)	—
09/30/14#	10.66	(0.02)	0.01	(0.01)	—	—	—	—	10.65	(0.09)	1,241	0.45	(2)(3)	(0.28	)(2)(3)	—
Cash Management Portfolio Class 2
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75		(0.50)		—
03/31/13	10.67	(0.05)	0.00	(0.05)	—	—	—	—	10.62	(0.47)	13,508	0.75	(2)	(0.50	)(2)	—
03/31/14	10.62	(0.04)	0.00	(0.04)	—	—	—	—	10.58	(0.38)	12,203	0.60	(2)	(0.43	)(2)	—
09/30/14#	10.58	(0.02)	(0.01)	(0.03)	—	—	—	—	10.55	(0.28)	10,218	0.60	(2)(3)	(0.43	)(2)(3)	—
Cash Management Portfolio Class 3
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85		(0.60)		—
03/31/13	10.64	(0.06)	0.00	(0.06)	—	—	—	—	10.58	(0.56)	34,438	0.84	(2)	(0.59	)(2)	—
03/31/14	10.58	(0.06)	0.00	(0.06)	—	—	—	—	10.52	(0.57)	22,358	0.70	(2)	(0.53	)(2)	—
09/30/14#	10.52	(0.03)	0.00	(0.03)	—	—	—	—	10.49	(0.29)	19,815	0.70	(2)(3)	(0.53	)(2)(3)	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Unaudited

  @  Commencement of operations.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	03/31/14	09/30/14#(3)
Cash Management Portfolio Class 1	0.03%	0.22%	0.27%
Cash Management Portfolio Class 2	0.03	0.23	0.27
Cash Management Portfolio Class 3	0.04	0.22	0.27

  (3)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/10	$5.46	$(0.02)	$2.80		$2.78	$—	$—	$—	$—	$8.24	50.92%	$2,156	1.18%		(0.31)%	104%
03/31/11	8.24	(0.01)	2.39	(1)	2.38	—	—	—	—	10.62	28.88	3,028	1.14		(0.06)	210
03/31/12	10.62	(0.02)	(0.15)		(0.17)	(0.01)	(0.44)	—	(0.45)	10.00	(1.06)	6,514	1.12		(0.19)	143
03/31/13	10.00	0.01	0.31		0.32	—	(0.05)	—	(0.05)	10.27	3.19	44,125	1.11		0.13	157
03/31/14	10.27	(0.03)	2.53		2.50	—	(0.90)	—	(0.90)	11.87	24.53	69,895	1.08		(0.31)	88
09/30/14@	11.87	(0.02)	0.84		0.82	—	—	—	—	12.69	6.91	87,881	1.07	#	(0.34)#	34
Focus Growth Portfolio Class 2
03/31/10	5.38	(0.03)	2.77		2.74	—	—	—	—	8.12	50.93	31,689	1.33		(0.47)	104
03/31/11	8.12	(0.01)	2.33	(1)	2.32	—	—	—	—	10.44	28.57	63,685	1.28		(0.12)	210
03/31/12	10.44	(0.03)	(0.15)		(0.18)	(0.01)	(0.44)	—	(0.45)	9.81	(1.21)	47,737	1.26		(0.32)	143
03/31/13	9.81	(0.00)	0.30		0.30	—	(0.05)	—	(0.05)	10.06	3.05	37,000	1.27		(0.05)	157
03/31/14	10.06	(0.05)	2.49		2.44	—	(0.90)	—	(0.90)	11.60	24.44	37,394	1.23		(0.46)	88
09/30/14@	11.60	(0.03)	0.82		0.79	—	—	—	—	12.39	6.81	35,165	1.22	#	(0.51)#	34
Focus Growth Portfolio Class 3
03/31/10	5.34	(0.04)	2.75		2.71	—	—	—	—	8.05	50.75	41,988	1.43		(0.58)	104
03/31/11	8.05	(0.02)	2.32	(1)	2.30	—	—	—	—	10.35	28.57	101,121	1.38		(0.22)	210
03/31/12	10.35	(0.04)	(0.15)		(0.19)	(0.01)	(0.44)	—	(0.45)	9.71	(1.34)	98,806	1.37		(0.41)	143
03/31/13	9.71	(0.01)	0.30		0.29	—	(0.05)	—	(0.05)	9.95	2.98	82,957	1.37		(0.14)	157
03/31/14	9.95	(0.06)	2.45		2.39	—	(0.90)	—	(0.90)	11.44	24.20	56,736	1.33		(0.56)	88
09/30/14@	11.44	(0.04)	0.82		0.78	—	—	—	—	12.22	6.82	54,278	1.32	#	(0.61)#	34

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#@
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.00%	0.00%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.00	0.00
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
09/30/14#	16.45	0.08	0.69	0.77	—	—	—	—	17.22	4.68	237,195	1.01	(1)(3)	0.94	(1)(3)	15
Focus Value Portfolio Class 2
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88	34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03	30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
09/30/14#	16.42	0.07	0.69	0.76	—	—	—	—	17.18	4.63	18,041	1.16	(1)(3)	0.80	(1)(3)	15
Focus Value Portfolio Class 3
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64	54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91	59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73
09/30/14#	16.38	0.06	0.69	0.75	—	—	—	—	17.13	4.58	37,243	1.26	(1)(3)	0.70	(1)(3)	15

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Unaudited

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#(1)
Focus Value Portfolio Class 1	—%	—%	0.00%	0.01%	0.01%	0.00%
Focus Value Portfolio Class 2	0.01	0.01	0.01	0.01	0.01	0.00
Focus Value Portfolio Class 3	0.01	0.01	0.01	0.01	0.01	0.00

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14	09/30/14#(1)
Focus Value Portfolio Class 1	—%	—%	—%	—%	0.03%	0.05%
Focus Value Portfolio Class 2	—	—	—	—	0.02	0.05
Focus Value Portfolio Class 3	—	—	—	—	0.02	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/10	$5.98	$0.08	$3.09	$3.17	$(0.29)	$—	$—	$(0.29)	$8.86	53.32%	$135,514	0.17%		1.03%		6%
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17		0.77		23
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	—	(0.08)	9.88	(1.13)	122,826	0.17		0.73		23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	—	(0.08)	10.82	10.45	119,359	0.18		0.65		7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	—	(0.09)	12.52	16.57	119,271	0.16		0.50		12
09/30/14@	12.52	(0.01)	0.22	0.21	—	—	—	—	12.73	1.68	115,312	0.17	#	(0.17	)#	3
Allocation Moderate Growth Portfolio Class 3
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14		1.13		17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	10.92	0.88	692,049	0.13		1.03		22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	—	(0.12)	11.80	9.26	695,486	0.13		0.97		5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	—	(0.17)	13.09	12.39	652,267	0.13		0.69		9
09/30/14@	13.09	(0.01)	0.23	0.22	—	—	—	—	13.31	1.68	616,018	0.14	#	(0.14	)#	1
Allocation Moderate Portfolio Class 3
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15		1.27		13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	—	(0.11)	10.87	2.09	387,252	0.14		1.09		19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	—	(0.12)	11.67	8.54	397,818	0.14		1.10		7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	—	(0.18)	12.70	10.41	392,796	0.13		0.78		13
09/30/14@	12.70	(0.01)	0.25	0.24	—	—	—	—	12.94	1.89	375,867	0.14	#	(0.14	)#	1
Allocation Balanced Portfolio Class 3
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16		1.49		10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	—	(0.12)	11.22	4.15	302,034	0.15		1.16		13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	—	(0.12)	11.98	7.91	330,689	0.14		1.27		10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	—	(0.30)	12.68	8.37	314,279	0.13		0.83		14
09/30/14@	12.68	(0.01)	0.27	0.26	—	—	—	—	12.94	2.05	304,404	0.14	#	(0.14	)#	2

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  #  Annualized

  @  Unaudited

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

See Notes to Financial Statements

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

International Equity Portfolio
Mid Cap Value Portfolio
Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Moderate Growth Portfolio
(each a "Portfolio," and collectively, the "Portfolios")

At a meeting held on October 8, 2014, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of the trustees who are not interested persons of the Trust (the "Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, approved (1) an amendment to the Subadvisory Agreement (as amended, the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo") and T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to the International Equity Portfolio; (2) a new Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company ("MFS") with respect to the Mid Cap Value Portfolio; (3) the termination of the Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. LLC ("Lord Abbett") and the termination of the Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC ("PineBridge") with respect to the International Equity Portfolio and each of the Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio (collectively, the "Multi-Managed Portfolios").

The following changes will become effective on or about October 17, 2014:

International Equity Portfolio

In the Portfolio Summary, in the Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

In the Portfolio Summary, under Investment Adviser, the first paragraph and table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC ("SAAMCo"). The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and T. Rowe Price Associates, Inc. ("T. Rowe Price").

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2014	Lead Portfolio Manager
Kara Murphy	2014	Co-Portfolio Manager
Andrew Sheridan	2014	Co-Portfolio Manager
Janus
Julian McManus	2010	Co-Portfolio Manager
Guy Scott, CFA	2010	Co-Portfolio Manager
Carmel Wellso	2010	Co-Portfolio Manager

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

Name	Portfolio Manager of the Portfolio Since	Title
T. Rowe Price
Raymond A. Mills, Ph.D	2014	Chairman of Investment Advisory Committee

In the section Additional Information About the Portfolios' Investment Strategies and Risks, the paragraph with respect to the International Equity Portfolio is deleted in its entirety and replaced with the following:

International Equity Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency baskets, custodial receipts and trust certificates, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, convertible securities, closed-end investment companies, ETFs, and unseasoned issuers. The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and passive foreign investment companies (PFICs), participatory notes (p-notes), and illiquid securities (up to 15%). Additional risks that the Portfolio may be subject to are as follows:

•  Convertible securities risk

•  Credit risk

•  Depositary receipts risk

•  Derivatives risk

•  Interest rate fluctuations risk

•  Investment company risk

•  Mortgage- and asset-backed securities risk

•  Real estate industry risks

•  Risk of investing in bonds

•  Risk of investing in junk bonds

•  Risk of investing in money market securities

•  Unseasoned companies risk

•  U.S. Government obligations risk

•  Illiquidity risk

•  Investment style risk

•  Participatory notes risk

In the Glossary, the section Investment Terminology is supplemented by adding the following:

Participatory Notes (P-notes). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument.

In the Glossary, the section Risk Terminology is supplemented by adding the following:

Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.

Investment Style Risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because a Portfolio may hold stocks with both growth and value characteristics, it could underperform other stock Portfolios that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Under Management, the section Information about the Investment Adviser and Manager is supplemented as follows:

The passively-managed index portion of the International Equity Portfolio is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments, LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

In addition, under Management, in the section Information about the Subadvisers, the information with respect to PineBridge and Lord Abbett is deleted in its entirety with respect to the International Equity Portfolio and the information with respect to T. Rowe Price is supplemented as follows:

A portion of the International Equity Portfolio is managed by Raymond A. Mills, Ph.D. Mr. Mills serves as Portfolio Manager and Investment Advisory Committee Chairman and Vice President. He jointed T. Rowe Price in 1997 as an analyst and became portfolio manager of the International Core Equity Strategy in 2000.

The following changes will become effective on or about October 24, 2014:

Mid Cap Value Portfolio

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, LP ("GSAM") and Massachusetts Financial Services Company ("MFS"). SAAMCo passively manages a portion of the portfolio.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

Name	Portfolio Manager of the Portfolio Since	Title
GSAM
Andrew Braun	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Sean Gallagher	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Dolores Bamford, CFA	2002	Managing Director and Portfolio Manager
MFS
Kevin J. Schmitz	2014	Investment Officer
Brooks A. Taylor	2014	Investment Officer

Multi-Managed Growth Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the three components is as follows:

• Small-Cap Growth Component	20%
• Fixed Income Component	26%
• Growth Component	54%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component's investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

As noted above, approximately 26% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by J.P.Morgan Investment Management, Inc. ("JPMorgan"), Janus Capital Management, LLC ("Janus"), and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Small-Cap Growth Component — JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Portfolio Manager
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Income Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the components is as follows:

• Fixed Income Component	83.5%
• Growth Component	16.5%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 83.5% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

Multi-Managed Income/Equity Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the components is as follows:

• Fixed Income Component	68%
• Growth Component	32%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 68% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

Name	Portfolio Manager of the Portfolio Since	Title
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Moderate Growth

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the components is as follows:

• Small-Cap Growth Component	18%
• Fixed Income Component	41.4%
• Growth Component	40.6%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component's investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

As noted above, approximately 41.4% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by J.P.Morgan Investment Management, Inc. ("JPMorgan"), Janus Capital Management, LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Small-Cap Growth Component — JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Portfolio Manager
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Under Additional Information about the Portfolios' Investment Strategies and Investment Risks, the information with respect to the Balanced Component under the heading Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio is hereby deleted in its entirety.

Under Management, in the section Information about the Subadvisers, all reference to Lord Abbett is deleted in its entirety, and all reference to PineBridge with respect to the Multi-Managed Portfolios is deleted in its entirety. In addition, the section is supplemented as follows:

Massachusetts Financial Services Company (MFS®) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., (a diversified financial services company). Net assets under the management of the MFS organization were approximately $399 billion as of January 31, 2014. MFS® is a registered trademark of Massachusetts Financial Services Company.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

A portion of the Mid Cap Value Portfolio is managed by Kevin J. Schmitz and Brooks A. Taylor. Mr. Schmitz has been employed in the investment area of MFS since 2002. Mr. Taylor has been employed in the investment area of MFS since 1996.

Please retain this supplement for future reference.

Date: October 17, 2014
Versions: Combined Master

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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P.O. Box 15570
Amarillo, TX 79105-5570

CHANGE SERVICE REQUESTED

PRSRT STD
U.S. POSTAGE
PAID
MERRILL
CORPORATION
ZIP CODE 10014

J-1906-SAR.11 (11/14)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b) (15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: December 8, 2014